UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Fund
(Formerly BlackRock Credit Strategies Income Fund)
BlackRock Low Duration Bond Portfolio
BlackRock U.S. Government Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2020

Date of reporting period: 09/30/2020

Item 1 – Report to Stockholders

September 30, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Funds V
BlackRock GNMA Portfolio
BlackRock Income Fund
BlackRock U.S. Government Bond Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each
Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call
(800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC,
BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Dear Shareholder,
The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.
Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.
In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
31.31% 15.15%
U.S. small cap equities
(Russell 2000
®
Index)
31.60 0.39
International equities
(MSCI Europe, Australasia,
Far East Index)
20.39 0.49
Emerging market equities
(MSCI Emerging Markets
Index)
29.37 10.54
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 1.10
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
0.71 10.74
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
3.53 6.98
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
3.78 3.85
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
15.18 3.20
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2020
2020
BlackRock Annual Report to Shareholders
4
BlackRock GNMA Portfolio
Investment Objective
BlackRock GNMA Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2020, the Fund’s Institutional and Class K Shares performed in line with the benchmark, the Bloomberg Barclays GNMA MBS
Index, while the Fund’s Service, Investor A and Investor C Shares underperformed the benchmark.
What factors influenced performance?
The Fund's active strategy of seeking to optimize the blend of to-be-announced and existing mortgage pools versus the benchmark index contributed positively, driven by holdings of specified pools. Allocations to agency mortgage derivatives such as interest-only and inverse interest-only agency collateralized mortgage obligations (“CMOs”)
also contributed positively as this sector rebounded from the first quarter of 2020. Relative value strategies within GNMA coupons also contributed positively.
The Fund’s interest rate volatility strategies and allocation to Treasury inflation-protected securities detracted modestly from performance.
The Fund held a small percentage of assets in derivatives, primarily through futures contracts, as a means to manage risk against allocations in mortgage-backed securities
("MBS") and securitized assets. The Fund’s use of derivatives had a negative impact on Fund performance.
Describe recent portfolio activity.
Within GNMA coupons, the Fund shifted to an underweight stance in middle coupons (primarily 3% but also 3.5%). The Fund moved slightly overweight in 2% and 2.5%
coupons, with a larger overweight position in the 4.5% coupon area. The Fund continues to hold an allocation to agency CMO's with seasoned collateral, although this was trimmed slightly over the period. The Fund’s already modest position in agency commercial mortgage-backed securities was further reduced.
Describe portfolio positioning at period end.
The Fund’s positioning continued to reflect a modestly constructive near-term outlook on agency MBS based on a supportive technical backdrop, as the Fed’s ongoing purchases are driving fundamental support for low-coupon MBS. At the same time, the investment adviser remained cognizant of the potential for valuations to become stretched to unattractive levels. The Fund closed the period with a neutral stance with respect to duration (and corresponding sensitivity to interest rate changes) relative to the benchmark.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 100%
Non-Agency Mortgage-Backed Securities .................. —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 100%
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of September 30, 2020 (continued)
5
Fund Summary
BlackRock GNMA Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended September 30, 2020
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in Government National Mortgage Association ("GNMA") securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The
Predecessor Fund is the performance and accounting survivor of the Reorganization .
(c)
An unmanaged index comprised of mortgage-backed pass through securities of GNMA.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 1.88% 1.72% 1.47% 3.86% N/A 2.67% N/A 2.99% N/A
Service ........................ 1.63 1.44 1.34 3.71 N/A 2.40 N/A 2.67 N/A
Investor A ....................... 1.57 1.40 1.34 3.60 (0.55)% 2.40 1.57% 2.67 2.25%
Investor C ....................... 0.88 0.77 0.96 2.83 1.83 1.63 1.63 1.90 1.90
Class K ........................ 1.93 1.82 1.49 3.91 N/A 2.72 N/A 3.02 N/A
Bloomberg Barclays GNMA MBS Index
.
— — 0.26 3.86 N/A 2.74 N/A 2.91 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in GNMA securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the
“Predecessor ” Fund , a s e ries of BlackRock Funds II, thr ough the “Reorganization” . The Predecessor Fund is the performance and accounting survivor of the Reorganization .
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of September 30, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
6
BlackRock GNMA Portfolio
Expense Example
Actual Hypothetical
(a)
sa
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,014.70 $ 2.17 $ 2.12 $ 1,000.00 $ 1,022.85 $ 2.17 $ 1,022.90 $ 2.12
Service ................. 1,000.00 1,013.40 3.32 3.27 1,000.00 1,021.70 3.34 1,021.75 3.29
Investor A ................ 1,000.00 1,013.40 3.42 3.37 1,000.00 1,021.60 3.44 1,021.65 3.39
Investor C ................ 1,000.00 1,009.60 7.1 3 7.08 1,000.00 1,017. 90 7. 16 1,017.95 7.11
Class K ................. 1,000.00 1,014.90 1.9 1 1.86 1,000.00 1,023. 10 1.9 2 1,023.15 1.87
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.43% for Institutional, 0.66% for Service, 0.68% for Investor A, 1.42% for Investor C and 0.38%
for Class K), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.42% for Institutional, 0.65% for Service, 0.67% for Investor A, 1.41% for Investor C and 0.37%
for Class K), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

Fund Summary
as of September 30, 2020
7
Fund Summary
BlackRock Income Fund
Investment Objective
BlackRock Income Fund’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
On February 20, 2020, the Board of Trustees of the Trust approved a change in the name of BlackRock Credit Strategies Income Fund, effective as of May 1, 2020, to
BlackRock Income Fund.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2020, the Fund’s Institutional and Class K Shares outperformed its Customized Reference Benchmark, while its Investor A and Investor C Shares underperformed. The Customized Reference Benchmark is comprised of the returns of the Bloomberg Barclays Global High Yield 100% Hedged USD
Index (25%), S&P/LSTA Leveraged Loan Index (25%), Bloomberg Barclays U.S. CMBS Investment Grade Index (25%), and JPMorgan Corporate Emerging Markets Bond
Index Broad Diversified (CEMBI Broad Diversified) (25%). The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully from the current performance benchmark.
What factors influenced performance?
Contributors to the Fund’s performance during the 12-month period included a range of credit-oriented exposures, including U.S. investment grade corporate bonds, Asian and European corporate credit, U.S. high yield corporates and capital securities. The Fund’s positioning with respect to duration (sensitivity to interest rate changes) also contributed positively.
Detractors from performance included holdings in floating rate loan interests (“bank loans”) and emerging markets exchange traded funds.
The Fund’s cash position was 8.7% of portfolio assets as of September 30, 2020. The cash position serves two purposes: First, it is held against certain derivatives that add market exposure. Second, the investment adviser is comfortable allowing cash to build up as they look for the most favorable opportunities to deploy capital into risk assets.
The Fund’s cash position did not have a significant impact on Fund performance.
Lastly, as part of its investment strategy, the Fund utilizes derivatives, mainly forward contracts to manage foreign currency exposure of non-U.S. positions back to U.S.
dollars and interest rate futures to adjust duration positioning tactically as needed. During the period, portfolio hedges performed poorly while risk assets performed well.
Overall, the use of derivatives had a negative impact on Fund performance.
Describe recent portfolio activity.
Over the past 12 months, the Fund navigated a period of heightened volatility due to the COVID-19 pandemic. During the period, the Fund tactically increased exposure to
U.S. investment grade corporate securities. In the height of the pandemic, the investment adviser shifted Fund investments to take advantage of the opportunities presented by market dislocations. To illustrate, the Fund’s allocation to U.S. investment grade corporate issues was as low as 4%, and as high as 14%, during the period. Throughout the 12-month period, exposure to bank loans was reduced as the sector faced headwinds in the form of technical pressures, leading to a reduction in the Fund’s bank loan allocation to 11%. The Fund also made several other portfolio adjustments, including the addition of holdings in global high yield and capital securities.
Describe portfolio positioning at period end.
The Fund ended the 12-month period with meaningful allocations to global high yield corporate and emerging market bonds where the investment adviser sees the best opportunities to generate attractive income. In terms of credit quality, the Fund was positioned with an up-in-quality bias at period end given COVID-19 uncertainty, fairer valuations, and the upcoming U.S. presidential election. Overall, the investment adviser was constructive regarding risk assets while seeking to be selective in deploying capital.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
8
BlackRock Income Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 72%
Floating Rate Loan Interests ........................... 13
Asset-Backed Securities .............................. 8
Investment Companies ............................... 3
Non-Agency Mortgage-Backed Securities .................. 2
Foreign Agency Obligations ............................ 1
Preferred Securities ................................. 1
Foreign Government Obligations ........................ —
(b)
Common Stocks ................................... —
(b)
U.S. Government Sponsored Agency Securities .............. —
(b)
Warrants ........................................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
..................................... 1%
AA/Aa ........................................ 1
A ........................................... 8
BBB/Baa ...................................... 21
BB/Ba ........................................ 24
B ........................................... 28
CCC/ Caa ...................................... 6
CC/Ca ....................................... —
(d)
NR .......................................... 11
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased and options written.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of September 30, 2020 (continued)
9
Fund Summary
BlackRock Income Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed-income securities. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization ”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns between July 2, 2012 and July
1, 2016 are the returns of the Predecessor Fund when it followed different investment objectives and different investment strategies under the name BlackRock Secured Credit Portfolio. The
Predecessor Fund’s returns prior to July 2, 2012 are the returns of the Predecessor Fund when it followed different investment objectives and investment strategies under the name BlackRock
Multi-Sector Bond Portfolio.
(c)
Market value-weighted index designed to measure the performance of U.S. leveraged loan market. It mirrors the market-weighted performance of the largest institutional leveraged loans based upon market weightings, spreads and interest payments.
(d)
Bloomberg Barclays Global High Yield 100% Hedged USD Index is a “hedged” version of the Bloomberg Barclays Global High Yield Index which is a multi-currency flagship measure of the global high yield debt market. The index represents the union of the U.S. High Yield, the Pan-European High Yield, and Emerging Markets (EM) Hard Currency High Yield Indices. The high yield and emerging markets sub-components are mutually exclusive.
(e)
The index measures the market of conduit and fusion CMBS deals with a minimum current deal size of $300 million. The index is divided into two subcomponents: the U.S. Aggregate-eligible component, which contains bonds that are Employee Retirement Income Security Act of 1974, as amended (“ERISA”), eligible under the underwriter’s exemption, and the non-U.S. Aggregate-
eligible component, which consists of bonds that are not ERISA eligible.
(f)
A market capitalization weighted index consisting of U.S.-dollar-denominated emerging market corporate bonds. According to J.P. Morgan, this index limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.
(g)
A customized performance benchmark comprised of the returns of the Bloomberg Barclays Global High Yield 100% Hedged USD Index (25%), the S&P/LSTA Leveraged Loan Index (25%), the
Bloomberg Barclays U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Fund Summary
as of September 30, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
10
BlackRock Income Fund
Performance Summary for the Period Ended September 30, 2020
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 3.71% 3.66% 13.77% 3.90% N/A 5.16% N/A 4.81% N/A
Investor A ....................... 3.37 3.34 13.63 3.64 1.05% 4.89 4.36% 4.56 4.30%
Investor C ....................... 2.70 2.65 13.32 2.97 1.98 4.13 4.13 3.78 3.78
Class K ........................ 3.76 3.70 13.80 3.95 N/A 5.20 N/A 4.83 N/A
S&P/LSTA Leveraged Loan Index
.....
— — 14.24 1.06 N/A 4.01 N/A 4.25 N/A
Bloomberg Barclays Global High Yield
100% Hedged USD Index
........
— — 15.81 1.99 N/A 6.40 N/A 6.46 N/A
Bloomberg Barclays U.S. CMBS
Investment Grade Index
.........
— — 5.73 6.63 N/A 4.25 N/A 4.40 N/A
JPMorgan CEMBI Broad Diversified Index — — 14.20 4.85 N/A 6.29 N/A 5.32 N/A
Customized Reference Benchmark
...
— — 12.45 3.76 N/A 5.29 N/A 5.15 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed-income securities. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of the “Predecessor Fund”, a series of BlackRock Funds II, through the “Reorganization”. The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns between July 2, 2012 and July 1, 2016 are the returns of the Predecessor Fund when it followed different investment objectives and different investment strategies under the name BlackRock Secured Credit Portfolio. The Predecessor Fund’s returns prior to July 2, 2012 are the returns of the Predecessor Fund when it followed different investment objectives and investment strategies under the name BlackRock Multi-Sector Bond Portfolio.
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,137.70 $ 3.31 $ 3.31 $ 1,000.00 $ 1,021.90 $ 3.13 $ 1,021.90 $ 3.13
Investor A ................ 1,000.00 1,136.30 4.65 4.65 1,000.00 1,020.65 4.39 1,020.65 4.39
Investor C ................ 1,000.00 1,133.20 8.64 8.59 1,000.00 1,016.90 8.17 1,016.90 8.17
Class K ................. 1,000.00 1,138.00 3.05 3.05 1,000.00 1,022.15 2.88 1,022.15 2.88
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.62% for Institutional, 0.87% for Investor A, 1.62% for Investor C and 0.57% for Class K), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.62% for Institutional, 0.87% for Investor A, 1.62% for Investor C and 0.57% for Class K), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

Fund Summary
as of September 30, 2020
11
Fund Summary
BlackRock U.S. Government Bond Portfolio
Investment Objective
BlackRock U.S. Government Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2020, the Fund’s Institutional and Class K Shares outperformed the benchmark, the Bloomberg Barclays U.S. Government/
Mortgage Index, while the Fund’s Service, Investor A, Investor C and Class R Shares underperformed the benchmark.
What factors influenced performance?
The largest detractor from performance relative to the benchmark was the Fund’s allocation to securitized assets, most notably commercial mortgage-backed securities
(“CMBS”). Most of the performance shortfall from CMBS exposure occurred during the sell-off in credit assets seen in the first quarter of 2020.
Positive contributions to relative performance were led by the Fund’s interest rate-based strategies, most notably allocations to global sovereign bonds. Positioning with respect to U.S. interest rates contributed as well as Treasury yields declined sharply in the first quarter of 2020 given escalating COVID-19 concerns. Relative value strategies within agency mortgage-backed securities (“MBS”) also contributed to performance, including trading the spread between agency mortgages and Treasuries during the first quarter of 2020. Finally, long exposure to U.S. inflation in early 2020 aided returns.
Describe recent portfolio activity.
The Fund maintained a slight overweight to agency MBS, while favoring lower coupon pools benefiting from Fed support and preferring to avoid middle coupons. Allocations to agency collateralized mortgage obligations were reduced along with exposure to agency CMBS. The Fund has maintained an essentially neutral stance with respect to overall U.S. duration (and corresponding interest rate sensitivity) while preferring the seven- to 10-year part of the Treasury yield curve. Exposure to emerging market interest rates was increased, primarily in Asia, while European sovereign rate exposure was maintained.
The Fund’s cash position was elevated in the wake of the disruption in financial markets caused by COVID-19 concerns, as the investment adviser sought to maintain liquidity and preserve capital. The Fund’s cash position did not have a significant impact on Fund performance.
Describe portfolio positioning at period end.
The Fund held a modestly constructive near-term outlook on agency MBS based on strong technical support, as the Fed’s ongoing volume of purchases should drive fundamental benefits to low-coupon issues within the segment. Overall U.S. duration was neutral with a preference for the seven- to 10-year part of the yield curve. Within global rates and currencies, the Fund maintained small long positions in select European peripheral and Asian emerging market sovereign issues.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
12
BlackRock U.S. Government Bond Portfolio
Portfolio Information
TOTAL RETURN BASED ON A $10,000 INVESTMENT
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 47%
U.S. Treasury Obligations ............................. 47
Foreign Government Obligations ........................ 3
Non-Agency Mortgage-Backed Securities .................. 2
Asset-Backed Securities .............................. 1
Foreign Agency Obligations ............................ —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 95%
AA/Aa ......................................... 1
A ............................................ 2
BBB/Baa ....................................... 1
NR ........................................... 1
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays U.S. Government/Mortgage Index.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An index that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.

Fund Summary
as of September 30, 2020 (continued)
13
Fund Summary
BlackRock U.S. Government Bond Portfolio
Performance Summary for the Period Ended September 30, 2020
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 1.22% 1.03% 1.73% 6.72% N/A 3.34% N/A 2.84% N/A
Service ........................ 0.99 0.90 1.70 6.46 N/A 3.10 N/A 2.63 N/A
Investor A ....................... 0.93 0.77 1.60 6.45 2.19% 3.07 2.23% 2.55 2.13%
Investor C ....................... 0.23 0.11 1.23 5.66 4.66 2.30 2.30 1.75 1.75
Class K ........................ 1.27 1.12 1.76 6.78 N/A 3.37 N/A 2.86 N/A
Class R ........................ 0.72 0.60 1.48 6.18 N/A 2.81 N/A 2.29 N/A
Bloomberg Barclays U.S. Government/
Mortgage Index
..............
— — 0.71 6.55 N/A 3.45 N/A 3.07 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays U.S. Government/Mortgage Index. On
September 17, 2018, the Fund acquired all of the asset s, subject to the liabilities, of the “Predecessor Fund” , a series of BlackRock Funds II, thr ough the “Reorganization” . The Predecessor
Fund is the performance and accounting survivor of the Reorganization.
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,017.30 $ 2.37 $ 2.37 $ 1,000.00 $ 1,022.65 $ 2.38 $ 1,022.65 $ 2.38
Service ................. 1,000.00 1,017.00 3.5 3 3.5 3 1,000.00 1,021.5 0 3.5 4 1,021.5 0 3. 54
Investor A ................ 1,000.00 1,016.00 3.48 3.48 1,000.00 1,021.55 3.49 1,021.55 3.49
Investor C ................ 1,000.00 1,012.30 7.29 7.29 1,000.00 1,017.75 7.31 1,017.75 7.31
Class K ................. 1,000.00 1,017.60 2.22 2.22 1,000.00 1,022.80 2.23 1,022.80 2.23
Class R ................. 1,000.00 1,014.80 4.18 4.18 1,000.00 1,020.85 4.19 1,020.85 4.19
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.47% for Institutional, 0.70% for Service, 0.69% for Investor A, 1.45% for Investor C, 0.44% for
Class K and 0.83% for Class R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.47% for Institutional, 0.70% for Service, 0.69% for Investor A, 1.45% for Investor C, 0.44% for
Class K and 0.83% for Class R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

2020
BlackRock Annual Report to Shareholders
14
The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage through a credit facility and/or by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if  the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
15
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Income Fund's Class K Shares inception date of August 1, 2016 and U.S. Government Bond Portfolio's Class
K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional
Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and
Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares .
Service Shares (available only in GNMA Portfolio and U.S. Government Bond Portfolio) are not subject to any sales charge. These shares are subject to a service fee of  0.25% per year (but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00% for all Funds included in this report, except for Income Fund (which is subject to an initial sales charge of 2.50%) and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
On February 24, 2020, U.S. Government Bond Portfolio's issued and outstanding Investor C1 Shares converted into Investor A Shares with the same relative aggregate NAV.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of  0.25% pe r year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years. Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.
Class R Shares (available only in U.S. Government Bond Portfolio) are not subject to any sales charge. These shares are subject to a distribution fee of  0.25% per year and a service fee of  0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Class R Shares performance shown prior to the U.S.
Government Bond Portfolio’s Class R inception date of July 18, 2011 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect
Class R Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page(s) assu me reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s), may be reduced or discontinued at any time.
With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2020
BlackRock Annual Report to Shareholders
16
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2020 and held through September 30, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock GNMA Portfolio
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2020
Security Par (000) Value
Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Seasoned Credit Risk Transfer Trust, Series
2018-4, Class MA, 3.50%, 03/25/58 ..... USD 1,005 $ 1,084,450
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $982,158) ................................. 1,084,450
U.S. Government Sponsored Agency Securities — 157.1%
Collateralized Mortgage Obligations — 8.5%
Federal Home Loan Mortgage Corp.:
Series 3745, Class ZA, 4.00%, 10/15/40 .. 367 433,347
Series 3780, Class ZA, 4.00%, 12/15/40 .. 1,212 1,464,956
Series 3960, Class PL, 4.00%, 11/15/41 .. 900 1,074,435
Series 4325, Class ZX, 4.50%, 04/15/44 .. 2,535 3,068,238
Series 4384, Class LB, 3.50%, 08/15/43 .. 1,500 1,651,935
Federal National Mortgage Association:
Series 1996-48, Class Z, 7.00%, 11/25/26 . 136 148,276
Series 2010-134, Class KZ, 4.50%, 12/25/40 397 427,199
Series 2010-141, Class LZ, 4.50%, 12/25/40 346 387,360
Series 2011-8, Class ZA, 4.00%, 02/25/41 . 1,937 2,124,470
Series 2011-131, Class LZ, 4.50%, 12/25/41 331 387,193
Series 2017-76, Class PB, 3.00%, 10/25/57 1,125 1,274,614
Series 2018-21, Class CA, 3.50%, 04/25/45 1,103 1,143,759
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
7.06%, 05/25/48
(a)
................. 2,814 3,166,354
Government National Mortgage Association:
Series 2009-122, Class PY, 6.00%, 12/20/39 581 667,738
Series 2015-79, Class MY, 3.50%, 05/20/45 3,278 3,810,779
Series 2015-106, Class DY, 3.50%, 07/20/45 2,411 2,832,075
Series 2016-123, Class LM,
3.00%, 09/20/46
(b)
............... 400 441,768
Series 2019-5, Class P, 3.50%, 07/20/48 .. 593 626,271
Government National Mortgage Association
Variable Rate Notes
(c)
:
Series 2009-31, Class PT, 3.59%, 05/20/39 236 249,351
Series 2014-107, Class WX,
6.78%, 07/20/39 ................ 1,100 1,290,384
Series 2015-55, Class A, 5.40%, 03/16/36 . 8,227 9,480,272
Series 2015-103, Class B, 6.91%, 01/20/40 5,199 6,136,339
Series 2015-187, Class C, 5.29%, 03/20/41 9,023 10,708,576
52,995,689
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ................ 1,675 1,799,444
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ................ 1,271 1,374,218
Government National Mortgage Association,
Series 2019-7, Class V, 3.00%, 05/16/35 .. 163 179,900
3,353,562
Interest Only Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41 .. 91 7,761
Series 4533, Class JI, 5.00%, 12/15/45 ... 656 121,249
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 6.00%, 10/15/42 .... 1,929 339,133
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 5.95%, 07/25/49 .... 4,070 713,834
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.80%, 12/25/49 .... 2,930 500,819
Security Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43 USD 109 $ 8,629
Series 2014-68, Class YI, 4.50%, 11/25/44 . 147 20,431
Series 2015-74, Class IA, 6.00%, 10/25/45
(b)
3,773 827,513
Series 2015-77, 6.00%, 10/25/45
(b)
...... 4,421 996,882
Series 2017-68, Class IE, 4.50%, 09/25/47 3,873 513,018
Federal National Mortgage Association Variable
Rate Notes
(a)
:
Series 2015-66, Class AS, (LIBOR USD 1
Month + 6.25%), 6.10%, 09/25/45 .... 5,873 1,173,771
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 5.95%, 09/25/46 .... 911 178,274
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 5.95%, 05/25/39 .... 1,136 223,948
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 6.00%, 09/25/47 .... 1,238 277,896
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 5.95%, 03/25/49 .... 5,173 1,095,395
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.90%, 06/25/49 .... 4,287 907,679
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 5.95%, 07/25/49 .... 2,272 410,163
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47 564 79,290
Series 2017-144, Class DI, 4.50%, 09/20/47 422 60,958
Series 2019-42, Class AI, 4.00%, 01/20/46 11,329 1,488,594
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
6.04%, 07/20/47
(a)
................. 2,464 491,065
10,436,302
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Government National Mortgage Association
Variable Rate Notes:
Series 2016-22, 0.76%, 11/16/55
(c)
...... 15,908 716,301
Series 2016-45, 0.97%, 02/16/58
(c)
...... 7,740 453,255
Series 2016-92, 0.90%, 04/16/58
(c)
...... 3,800 211,743
Series 2016-110, 0.98%, 05/16/58
(c)
..... 4,288 259,678
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.16%, 02/16/58
(a)
......... 9,090 675,895
Series 2016-151, 1.06%, 06/16/58
(c)
..... 15,642 1,044,360
Series 2017-53, 0.66%, 11/16/56
(c)
...... 17,280 802,758
Series 2017-61, 0.77%, 05/16/59
(c)
...... 4,372 261,358
Series 2017-64, 0.68%, 11/16/57
(c)
...... 5,271 288,769
Series 2017-72, 0.66%, 04/16/57
(c)
...... 9,949 512,811
5,226,928
Mortgage-Backed Securities — 145.5%
Federal Home Loan Mortgage Corp.:
3.00%, 06/01/35 - 07/01/35 ........... 1,185 1,247,929
3.50%, 07/01/26 - 09/01/26 ........... 36 37,944
4.00%, 01/01/22 - 05/01/26 ........... 131 138,725
5.00%, 05/01/35 - 12/01/38 ........... 82 94,878
5.65%, 05/01/37 - 12/01/37 ........... 972 1,081,736
5.75%, 08/01/37 - 04/01/38 ........... 1,461 1,626,520
7.50%, 03/01/27 .................. —
(d)
79
Federal National Mortgage Association:
3.40%, 04/01/41 .................. 160 164,700
3.50%, 11/01/46 .................. 1,510 1,626,836
4.45%, 03/01/36 - 06/01/36 ........... 763 807,796
4.94%, 01/01/35 - 05/01/35 ........... 175 181,142
5.00%, 04/01/36 .................. 98 102,621
5.20%, 08/01/34 - 09/01/34 ........... 220 229,536
5.25%, 08/01/37 - 09/01/37 ........... 971 1,063,990
5.54%, 01/01/35 .................. 72 75,289
5.75%, 04/01/37 .................. 389 426,096

2020
BlackRock Annual Report to Shareholders
BlackRock GNMA Portfolio
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Mortgage-Backed Securities (continued)
5.80%, 07/01/34 .................. USD 46 $ 47,718
5.94%, 09/01/34 .................. 73 76,714
6.50%, 09/01/28 - 02/01/31 ........... 1,324 1,478,570
Government National Mortgage Association:
2.00%, 10/15/50
(e)
................. 7,900 8,207,359
2.50%, 06/20/50 - 09/20/50 ........... 7,643 8,062,398
2.50%, 10/15/50 - 11/15/50
(e)
.......... 120,387 126,329,806
3.00%, 05/15/42 - 09/20/50 ........... 130,247 138,215,534
3.00%, 10/15/50 - 11/15/50
(e)
.......... 92,009 96,332,509
3.50%, 04/15/41 - 09/20/50 ........... 143,113 152,702,096
3.50%, 08/20/42
(f)
................. 32,040 34,763,155
3.50%, 10/15/50 - 11/15/50
(e)
.......... 53,156 55,966,028
4.00%, 10/20/41 - 08/20/50 ........... 50,692 54,731,734
4.00%, 12/20/47
(f)
................. 6,244 6,661,503
4.00%, 10/15/50
(e)
................. 20,401 21,675,655
4.50%, 12/15/34 - 05/20/50 ........... 66,177 71,416,211
5.00%, 09/15/28 - 05/20/50 ........... 24,289 27,194,510
5.00%, 10/15/50
(e)
................. 1,900 2,068,254
5.30%, 02/15/37 - 04/15/37 ........... 189 207,904
5.50%, 03/15/32 - 12/15/34 ........... 7,040 8,178,096
5.64%, 02/15/37 - 06/15/37 ........... 1,761 1,982,488
5.65%, 05/20/37 - 12/20/37 ........... 930 1,024,196
5.75%, 08/20/37 - 04/20/38 ........... 449 488,661
5.80%, 11/15/36 - 03/15/37 ........... 1,808 2,018,423
6.00%, 03/20/28 - 01/15/39 ........... 9,411 10,830,052
6.50%, 09/20/27 - 10/20/40 ........... 3,402 3,912,389
7.00%, 03/20/24 - 05/20/27 ........... 14 14,894
7.50%, 04/20/23 - 10/20/25 ........... 2 2,196
8.00%, 05/15/21 - 05/15/30 ........... 35 36,888
8.50%, 01/15/22 - 02/15/25 ........... 15 15,686
9.00%, 06/15/21 - 10/15/21 ........... 2 1,531
9.50%, 11/15/20 - 09/15/22 ........... —
(d)
304
Uniform Mortgage-Backed Securities:
2.00%, 10/25/50
(e)
................. 8,564 8,854,373
2.50%, 10/25/35
(e)
................. 154 160,810
3.00%, 07/01/35 - 06/01/43 ........... 18,323 19,544,966
3.00%, 10/25/50
(e)
................. 19,815 20,757,373
3.50%, 10/25/35
(e)
................. 1,796 1,900,743
3.50%, 03/01/43 - 08/01/43 ........... 1,811 1,961,570
4.00%, 07/01/43 .................. 2,988 3,323,478
4.00%, 10/25/50
(e)
................. 133 141,850
5.00%, 01/01/21 - 07/01/35 ........... 1,404 1,613,052
5.25%, 07/01/37 - 08/01/37 ........... 476 523,312
5.50%, 12/01/32 - 04/01/35 ........... 118 135,817
6.50%, 08/01/35 .................. 690 806,830
903,273,453
Total U.S. Government Sponsored Agency Securities — 157.1%
(Cost: $959,249,936) .............................. 975,285,934
Total Long-Term Investments — 157.3%
(Cost: $960,232,094) .............................. 976,370,384
Security Shares Value
Short-Term Securities — 5.4%
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
(g)*
................... 3,225,583 $ 3,225,583
Total Money Market Funds — 0.5%
(Cost: $3,225,583) ............................... 3,225,583
Pa r (000)
U.S. Treasury Obligations — 4.9%
U.S. Treasury Bills
(h)
:
0.07%, 11/03/20 .................. USD 134 133,988
0.08%, 11/05/20 .................. 25,272 25,269,850
0.08%, 11/12/20 .................. 716 715,924
0.08%, 11/17/20 .................. 3,660 3,659,570
0.09%, 11/24/20 .................. 738 737,903
Total U.S. Treasury Obligations — 4.9%
(Cost: $30,517,469) ............................... 30,517,235
Total Short-Term Securities — 5.4%
(Cost: $33,743,052) ............................... 33,742,818
Total Options Purchased — 0.0%
(Cost: $223,200) ................................. 253,621
Total Investments Before Options Written and TBA Sale
Commitments — 162.7%
(Cost: $994,198,346 ) .............................. 1,010,366,823
Total Options Written — (0.0)%
(Premium Received — $170,424) ..................... (53,604)
TBA Sale Commitments — (34.4)%
(e)
Mortgage-Backed Securities — (34.4)%
Government National Mortgage Association:
2.50%, 10/15/50 .................. 45,489 (47,772,334)
3.00%, 10/15/50 .................. 48,577 (50,862,586)
3.50%, 10/15/50 .................. 66,515 (70,022,770)
Uniform Mortgage-Backed Securities:
3.00%, 10/25/50 - 11/25/50 ........... 39,280 (41,151,903)
3.50%, 10/25/50 .................. 364 (383,779)
4.00%, 10/25/50 .................. 3,109 (3,315,882)
Total TBA Sale Commitments — (34.4)%
(Proceeds: $213,450,077) .......................... (213,509,254)
Total Investments Net of Options Written and TBA Sale
Commitments — 128.3%
(Cost: $780,577,845 ) .............................. 796,803,965
Liabilities in Excess of Other Assets — (28.3)% ............ (175,918,310)
Net Assets — 100.0% ............................... $ 620,885,655
(a)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)
Amount is less than 500.
(e)
Represents or includes a TBA transaction.
(f)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)
Annualized 7-day yield as of period end.
(h)
Rates are discount rates or a range of discount rates as of period end.

BlackRock GNMA Portfolio
Schedules of Investments
19
Schedule of Investments
(continued)
September 30, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,823,418 $ 402,165 $ — $ — $ — $ 3,225,583 3,225,583 $ 33,708 $ 6
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
BNP Paribas SA ....... 0.18% 09/21/20 10/14/20   $ 6,485,871 $ 6,486,196
U.S. Government Sponsored
Agency Securities Up to 30 days
BNP Paribas SA ....... 0.18 09/21/20 10/14/20   11,765,021 11,765,609
U.S. Government Sponsored
Agency Securities Up to 30 days
$ 18,250,892 $ 18,251,805

2020
BlackRock Annual Report to Shareholders
BlackRock GNMA Portfolio
20
Schedule of Investments
(continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5 Year Note .................................................... 386 12/31/20 $ 48,648 $ 53,344
Short Contracts
90-day Eurodollar ......................................................... 24 12/14/20 5,985 (36,558)
U.S. Treasury 10 Year Note ................................................... 226 12/21/20 31,534 (28,540)
U.S. Treasury 10 Year Ultra Note ............................................... 5 12/21/20 800 (3,546)
U.S. Treasury Long Bond .................................................... 91 12/21/20 16,042 (23,051)
U.S. Treasury Ultra Bond .................................................... 18 12/21/20 3,993 9,795
U.S. Treasury 2 Year Note .................................................... 34 12/31/20 7,513 (4,706)
90-day Eurodollar ......................................................... 22 03/15/21 5,489 (20,968)
90-day Eurodollar ......................................................... 8 06/14/21 1,996 (16,433)
90-day Eurodollar ......................................................... 8 09/13/21 1,996 (9,336)
90-day Eurodollar ......................................................... 17 12/13/21 4,241 (18,848)
90-day Eurodollar ......................................................... 7 03/14/22 1,746 (3,547)
90-day Eurodollar ......................................................... 9 12/19/22 2,244 (13,850)
(169,588)
$ (116,244)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 02/22/22 1.05 % USD 12,000 $ 253,621
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 5 Year Note ....................... 200 10/23/20 USD 126.00 USD 20,000 $ (29,688)
Put
U.S. Treasury 5 Year Note ....................... 200 10/23/20 USD 126.00 USD 20,000 (23,438)
$ (53,126)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
0.40% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 10/28/20 0.40 % USD 6,100 $ (478)
(a)
Forward settling swaption.

BlackRock GNMA Portfolio
Schedules of Investments
21
Schedule of Investments
(continued)
September 30, 2020
i
Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.66% Semi-Annual 3 month LIBOR Quarterly 02/06/23 USD 12,000 $ (732,391) $ — $ (732,391)
2.87% Semi-Annual 3 month LIBOR Quarterly 03/23/23 USD 9,600 (634,540) — (634,540)
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 2,000 (382,138) — (382,138)
$ (1,749,069) $ — $ (1,749,069)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month LIBOR ....................................... London Interbank Offered Rate 0.23%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ — $ (1,749,069) $ —
Options Written ................................................... N/A N/A 116,820 — (53,604)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 63,139 $ — $ 63,139
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 253,621 — 253,621
$ — $ — $ — $ — $ 316,760 $ — $ 316,760
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 179,383 — 179,383
Options written
(b)
Options written at value ..................... — — — — 53,604 — 53,604
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,749,069 — 1,749,069
$ — $ — $ — $ — $ 1,982,056 $ — $ 1,982,056
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

2020
BlackRock Annual Report to Shareholders
BlackRock GNMA Portfolio
22
Schedule of Investments
(continued)
September 30, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the year ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ (5,483,827) $ — $ (5,483,827)
Options purchased
(a)
.................... — — — — (405,118) — (405,118)
Options written ........................ — — — — 731,924 — 731,924
Swaps .............................. — — — — (4,032,926) — (4,032,926)
$ — $ — $ — $ — $ (9,189,947) $ — $ (9,189,947)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — (142,568) — (142,568)
Options purchased
(b)
.................... — — — — 198,306 — 198,306
Options written ........................ — — — — 138,453 — 138,453
Swaps .............................. — — — — 1,291,534 — 1,291,534
$ — $ — $ — $ — $ 1,485,725 $ — $ 1,485,725
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 41,432,842
Average notional value of contracts — short ................................................................................. 91,233,846
Options:
Average value of option contracts purchased ................................................................................ —
(a)
Average value of option contracts written ................................................................................... 289,815
Average notional value of swaption contracts purchased ......................................................................... 28,600,000
Average notional value of swaption contracts written ........................................................................... 26,675,000
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 55,850,000
Average notional value — receives fixed rate ................................................................................ 7,525,000
(a)
Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 170,580 $ 40,629
Options
(a)(b)
........................................................................................ 253,621 53,604
Swaps — Centrally cleared ............................................................................. — 88
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 424,201 $ 94,321
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(170,580) (93,843)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 253,621 $ 478
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.

BlackRock GNMA Portfolio
Schedules of Investments
23
Schedule of Investments
(continued)
September 30, 2020
See notes to financial statements.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Barclays Bank plc ................................ $ 253,621 $ (478) $ — $ — $ 253,143
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Barclays Bank plc ................................ $ 478 $ (478) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Non-Agency Mortgage-Backed Securities ........................ $ — $ 1,084,450 $ — $ 1,084,450
U.S. Government Sponsored Agency Securities .................... — 973,019,771 2,266,163 975,285,934
Short-Term Securities:
Money Market Funds ...................................... 3,225,583 — — 3,225,583
U.S. Treasury Obligations ................................... — 30,517,235 — 30,517,235
Options Purchased:
Interest rate contracts ...................................... — 253,621 — 253,621
Liabilities:
Investments:
TBA Sale Commitments .................................... — (213,509,254) — (213,509,254)
$ 3,225,583 $ 791,365,823 $ 2,266,163 $ 796,857,569
Derivative Financial Instruments
(a)
Assets:
Interest rate contracts ....................................... $ 63,139 $ — $ — $ 63,139
Liabilities:
Interest rate contracts ....................................... (232,509) (1,749,547) — (1,982,056)
$ (169,370) $ (1,749,547) $ — $ (1,918,917)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agre ements of $18,251,805 are categorized as Level 2 within the disclosure hierarchy.

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2020
Security Par (000) Value
Asset-Backed Securities — 7.1%
522 Funding CLO I Ltd., Series 2019-4A, Class
D, (LIBOR USD 3 Month + 3.85%), 4.12%,
04/20/30
(a)(b)
.................... USD 1,000 $ 994,341
AIG CLO Ltd., Series 2019-2A, Class A,
(LIBOR USD 3 Month + 1.36%), 1.60%,
10/25/32
(a)(b)
.................... 3,000 2,994,145
AIMCO CLO, Series 2017-AA, Class C, (LIBOR
USD 3 Month + 2.45%), 2.72%, 07/20/29
(a)(b)
1,000 979,415
AIMCO CLO 10 Ltd., Series 2019-10A, Class
D, (LIBOR USD 3 Month + 3.55%), 3.81%,
07/22/32
(a)(b)
.................... 750 744,806
Ajax Mortgage Loan Trust
(b)
:
Series 2017-D, Class A, 3.75%, 12/25/57 703 705,695
Series 2018-A, Class A, 3.85%, 04/25/58
(c)
1,814 1,804,821
Series 2018-E, Class A, 4.38%, 06/25/58
(d)
2,689 2,758,898
Series 2018-F, Class A, 4.38%, 11/25/58
(c)(d)
2,740 2,762,552
Series 2018-G, Class A, 4.38%, 06/25/57
(c)(d)
2,549 2,485,024
Series 2019-E, Class A, 3.00%, 09/25/59
(e)
2,410 2,393,646
Series 2019-E, Class B, 4.88%, 09/25/59
(e)
280 241,858
Series 2019-E, Class C, 0.00%, 09/25/59 646 346,196
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.42%,
10/21/28
(a)(b)
.................... 1,000 979,451
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.13%, 10/15/29
(a)(b)
3,000 2,997,655
ALM XVI Ltd.
(a)(b)
:
Series 2015-16A, Class BR2, (LIBOR USD
3 Month + 1.90%), 2.18%, 07/15/27 .. 1,200 1,168,564
Series 2015-16A, Class CR2, (LIBOR USD
3 Month + 2.70%), 2.98%, 07/15/27 .. 1,000 968,127
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.10%, 01/28/31 ... 1,000 958,477
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.85%, 01/28/31 ... 1,000 906,451
Anchorage Capital CLO Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 3.20%),
3.47%, 10/13/30
(a)(b)
............... 1,000 983,324
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class E, (EURIBOR 3 Month + 5.66%),
5.66%, 05/15/31
(a)
................ EUR 140 154,219
Apidos CLO XV, Series 2013-15A, Class CRR,
(LIBOR USD 3 Month + 1.85%), 2.12%,
04/20/31
(a)(b)
.................... USD 500 473,379
Apidos CLO XX
(a)(b)
:
Series 2015-20A, Class BRR, (LIBOR USD
3 Month + 1.95%), 2.22%, 07/16/31 .. 1,000 942,065
Series 2015-20A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.22%, 07/16/31 ... 1,500 1,425,077
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.22%,
04/20/31
(a)(b)
.................... 500 473,668
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.67%,
01/20/33
(a)(b)
.................... 500 498,851
Arbour CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.60%), 5.60%,
01/15/30
(a)
..................... EUR 183 204,632
Ares XLIV CLO Ltd., Series 2017-44A, Class
C, (LIBOR USD 3 Month + 3.45%), 3.72%,
10/15/29
(a)(b)
.................... USD 1,000 965,112
Ares XLIX CLO Ltd., Series 2018-49A, Class
D, (LIBOR USD 3 Month + 3.00%), 3.26%,
07/22/30
(a)(b)
.................... 1,000 952,340
Ares XXXVII CLO Ltd.
(a)(b)
:
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 2.08%, 10/15/30 ... 250 237,194
Security Par (000) Value
Asset-Backed Securities (continued)
Series 2015-4A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.93%, 10/15/30 ... USD 1,000 $ 957,491
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.26%, 01/23/31
(a)(b)
... 500 482,364
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
..................... EUR 260 265,184
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (LIBOR USD
1 Month + 0.30%), 0.45%, 06/25/47
(a)
... USD 3,300 3,027,587
CIFC Funding Ltd.
(a)(b)
:
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 3.04%, 04/27/31 ... 1,000 944,062
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.22%, 10/21/31 ... 1,000 993,560
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.80%), 3.07%, 10/21/31 ... 1,000 988,914
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.77%, 04/23/29 ... 1,000 920,602
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.12%, 11/16/30 ... 1,500 1,414,669
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
2.53%, 07/15/30
(a)(b)
............... 2,000 1,931,775
Dryden 86 CLO Ltd., Series 2020-86A, Class
C, (LIBOR USD 3 Month + 2.80%), 3.03%,
07/17/30
(a)(b)(c)
................... 1,500 1,500,000
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.98%, 11/16/32 ... 1,000 988,737
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.18%, 11/16/32 ... 1,500 1,500,939
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.23%,
07/15/31
(a)(b)
.................... 500 479,624
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.85%), 4.12%, 10/20/32
(a)(b)
... 1,000 999,912
Greene King Finance plc, Series B1,  (LIBOR
GBP 3 Month + 1.80%), 1.86%, 12/15/34
(a)
GBP 100 112,326
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 2.24%,
01/27/31
(a)(b)
.................... USD 500 468,697
Gulf Stream Meridian 1 Ltd.
(a)(b)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.64%, 04/15/33 ... 3,000 2,994,106
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.27%, 04/15/33 ... 2,000 1,999,991
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
..................... EUR 330 359,586
Kayne CLO 5 Ltd., Series 2019-5A, Class D,
(LIBOR USD 3 Month + 3.80%), 4.06%,
07/24/32
(a)(b)
.................... USD 500 499,709
Kayne CLO I Ltd., Series 2018-1A, Class C,
(LIBOR USD 3 Month + 2.00%), 2.27%,
07/15/31
(a)(b)
.................... 1,000 966,262
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(b)(c)(d)
.... 2,784 2,791,950
Mariner CLO LLC, Series 2015-1A, Class CR2,
(LIBOR USD 3 Month + 1.90%), 2.17%,
04/20/29
(a)(b)
.................... 2,000 1,940,060
Mariner CLO Ltd., Series 2017-4A, Class D,
(LIBOR USD 3 Month + 3.05%), 3.30%,
10/26/29
(a)(b)
.................... 1,300 1,252,524

BlackRock Income Fund
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (LIBOR USD 1
Month + 0.14%), 0.29%, 05/25/37
(a)
.... USD 3,357 $ 2,893,789
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class CR2, (LIBOR USD 3 Month +
2.00%), 2.26%, 04/22/29
(a)(b)
......... 1,000 954,708
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 2.47%, 10/17/30
(a)(b)
........ 1,000 958,299
Neuberger Berman CLO XXIII Ltd., Series
2016-23A, Class DR, (LIBOR USD 3 Month
+ 2.90%), 3.17%, 10/17/27
(a)(b)
........ 500 484,007
OCP CLO Ltd.
(a)(b)
:
Series 2015-8A, Class CR, (LIBOR USD 3
Month + 2.80%), 3.07%, 04/17/27 ... 500 487,667
Series 2020-18A, Class D, (LIBOR USD 3
Month + 4.33%), 4.58%, 04/20/30 ... 250 248,611
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 148 162,203
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 100 99,638
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.51%, 10/24/30
(a)(b)
........ USD 1,000 959,032
OCTAGON INVESTMENT PARTNERS 31 LLC,
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.40%), 2.67%, 07/20/30
(a)(b)
... 1,000 994,436
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class D, (LIBOR USD 3 Month + 3.75%),
4.01%, 10/22/32
(a)(b)
............... 1,000 986,038
OHA Credit Funding 5 Ltd., Series 2020-5A,
Class D, (LIBOR USD 3 Month + 3.00%),
4.31%, 04/18/33
(a)(b)
............... 500 478,363
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.22%, 01/20/32
(a)(b)
............... 500 466,468
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(e)
.... 1,134 1,120,486
OZLME BV, Series 1X, Class ER, (EURIBOR 3
Month + 5.90%), 5.90%, 01/18/30
(a)
.... EUR 158 177,617
OZLME II DAC, Series 2X, Class E, (EURIBOR
3 Month + 4.90%), 4.90%, 10/15/30
(a)
... 100 104,402
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class BRR, (LIBOR USD 3
Month + 2.20%), 2.47%, 10/17/31 ... USD 2,000 1,925,787
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 2.25%), 2.50%, 05/21/29 ... 500 486,834
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 3.02%, 07/20/30 ... 500 467,902
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.92%, 07/16/31 ... 1,000 995,116
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.91%, 11/14/32 ... 1,000 982,442
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 4.01%, 11/14/32 ... 1,000 991,726
Series 2020-1A, Class C, (LIBOR USD 3
Month + 3.00%), 3.30%, 04/20/29 ... 1,000 982,417
Palmer Square Loan Funding Ltd., Series
2019-3A, Class A2, (LIBOR USD 3 Month +
1.60%), 1.85%, 08/20/27
(a)(b)
......... 1,500 1,480,634
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.13%, 05/15/32
(a)(b)
... 1,500 1,478,140
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 3,071,825
Security Par (000) Value
Asset-Backed Securities (continued)
Prudential plc, Series 2018-1A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.43%,
07/15/31
(a)(b)
.................... USD 1,000 $ 957,268
Regata XII Funding Ltd., Series 2019-1A, Class
D, (LIBOR USD 3 Month + 3.75%), 4.03%,
10/15/32
(a)(b)
.................... 1,000 991,493
Regatta VII Funding Ltd., Series 2016-1A,
Class DR, (LIBOR USD 3 Month + 2.75%),
2.98%, 12/20/28
(a)(b)
............... 1,000 933,051
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.70%), 2.98%, 01/15/33 ... 1,000 984,006
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.17%, 01/15/33 ... 1,000 999,984
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.46%, 10/20/30 ... 1,500 1,493,926
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.47%, 10/20/31 ... 500 481,165
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.37%, 10/20/31 ... 500 480,454
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.85%), 4.12%, 04/20/32 ... 500 497,268
RRE 1 Loan Management DAC, Series 1X,
Class E, (EURIBOR 3 Month + 5.95%),
5.95%, 04/15/32
(a)
................ EUR 300 335,758
TCW CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.32%, 07/29/29 ... USD 1,000 965,025
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.42%, 07/29/29 ... 1,000 968,824
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 3.40%), 3.64%, 04/25/31 ... 1,000 991,130
TICP CLO IX Ltd.
(a)(b)
:
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 1.87%, 01/20/31 ... 500 489,337
Series 2017-9A, Class D, (LIBOR USD 3
Month + 2.90%), 3.17%, 01/20/31 ... 1,000 952,329
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.42%,
07/17/31
(a)(b)
.................... 1,050 1,002,237
TICP CLO VIII Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 3.10%), 3.37%,
10/20/30
(a)(b)
.................... 1,000 974,301
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 2.42%, 10/20/31 ... 600 583,530
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.32%, 10/20/31 ... 1,050 1,014,555
TICP CLO XV Ltd.
(a)(b)
:
Series 2020-15A, Class A, (LIBOR USD 3
Month + 1.28%), 2.92%, 04/20/33 ... 3,500 3,496,610
Series 2020-15A, Class C, (LIBOR USD 3
Month + 2.15%), 3.79%, 04/20/33 ... 1,000 961,366
Trestles CLO III Ltd., Series 2020-3A, Class
B1, (LIBOR USD 3 Month + 1.85%), 2.12%,
01/20/33
(a)(b)
.................... 1,000 999,995
Vericrest Opportunity Loan Trust, Series 2019-
NPL2, Class A1, 3.97%, 02/25/49
(b)(e)
... 1,866 1,867,191
Westcott Park CLO Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.52%,
07/20/28
(a)(b)
.................... 500 480,446

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Asset-Backed Securities (continued)
York CLO 1 Ltd., Series 2014-1A, Class DRR,
(LIBOR USD 3 Month + 3.01%), 3.27%,
10/22/29
(a)(b)
.................... USD 1,000 $ 941,245
Total Asset-Backed Securities — 7.1%
(Cost: $115,719,452) ............................. 114,561,695
Shares
Common Stocks — 0.2%
Building Products — 0.0%
AZEK Co., Inc. (The)
(f)
............... 234 8,146
Chemicals — 0.1%
Element Solutions, Inc.
(f)
.............. 51,799 544,407
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(c)(f)
.............. 1,227 9,816
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(f)
........... 48,333 115,999
Consumer Finance — 0.0%
Arrow Global Group plc ............... 10,661 17,471
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA .................. 109,444 44,191
Entertainment — 0.0%
Live Nation Entertainment, Inc.
(f)
......... 3,488 187,933
Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc. ...... 14,814 547,081
VICI Properties, Inc. ................. 36,414 850,995
1,398,076
Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.
(c)(f)
......... 3,880 4
Life Sciences Tools & Services — 0.0%
PPD, Inc.
(f)
....................... 1,022 37,804
Machinery — 0.0%
(f)
AFGlobal Corp.
(c)
................... 897 —
Ameriforge Group, Inc. ............... 283 4,669
4,669
Marine — 0.0%
Projector SA
(c)(f)
.................... 1,227 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(f)
.... 76,920 76,920
Metals & Mining — 0.0%
Constellium SE, Class A
(f)
............. 50,427 395,852
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.
(f)
............. 24,785 385,159
Professional Services — 0.0%
NMG Inc.
(f)
....................... 1,905 80,963
Software — 0.0%
Avaya Holdings Corp.
(f)
............... 12 182
Total Common Stocks — 0.2%
(Cost: $3,936,596) .............................. 3,307,592
Security Par (000) Value
Corporate Bonds — 65.5%
Aerospace & Defense — 1.8%
Boeing Co. (The), 5.15%, 05/01/30 ...... USD 4,790 $ 5,384,002
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 ................. 524 530,770
5.75%, 03/15/22 ................. 46 44,574
6.00%, 10/15/22 ................. 162 150,255
6.13%, 01/15/23 ................. 202 172,710
7.50%, 12/01/24 ................. 171 131,242
7.50%, 03/15/25 ................. 836 627,000
7.88%, 04/15/27 ................. 615 466,440
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 ................. 471 489,251
4.13%, 06/30/28 ................. 292 298,570
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
400 338,000
General Dynamics Corp., 4.25%, 04/01/50 . 960 1,253,811
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 161 170,660
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 366 382,090
L3Harris Technologies, Inc., 4.40%, 06/15/28 300 357,605
Northrop Grumman Corp., 5.25%, 05/01/50 . 2,320 3,328,032
Raytheon Technologies Corp.:
4.63%, 11/16/48 ................. 120 156,731
3.13%, 07/01/50 ................. 2,365 2,522,460
Rolls-Royce plc:
0.88%, 05/09/24 ................. EUR 600 609,422
1.63%, 05/09/28 ................. 200 187,508
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 ................. USD 294 296,940
4.00%, 03/01/28 ................. 410 381,300
Spirit AeroSystems Inc., 5.50%, 01/15/25
(b)
. 233 234,165
SSL Robotics LLC, 9.75%, 12/31/23
(b)
.... 48 52,871
TransDigm, Inc.
(b)
:
8.00%, 12/15/25 ................. 740 804,750
6.25%, 03/15/26 ................. 8,204 8,567,396
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 823 876,495
28,815,050
Air Freight & Logistics — 0.0%
FedEx Corp., 4.05%, 02/15/48 ......... 155 178,733
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
.... 74 79,077
257,810
Airlines — 0.2%
American Airlines, Inc., 11.75%, 07/15/25
(b)
. 183 176,595
Delta Air Lines, Inc.
(b)
:
7.00%, 05/01/25 ................. 387 424,936
4.50%, 10/20/25 ................. 230 236,176
4.75%, 10/20/28 ................. 680 706,030
easyJet plc, 0.88%, 06/11/25 .......... EUR 400 386,897
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(g)
................ 100 95,250
0.50%, 07/04/23 ................. 200 185,833
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 1,345 1,400,481
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
91 96,106
3,708,304
Auto Components — 1.0%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 190 209,475
Allison Transmission, Inc., 5.88%, 06/01/29
(b)
770 832,755
Clarios Global LP:
6.75%, 05/15/25
(b)
................ 657 691,492
4.38%, 05/15/26 ................. EUR 1,034 1,213,829
6.25%, 05/15/26
(b)
................ USD 1,853 1,942,963
8.50%, 05/15/27
(b)
................ 3,172 3,275,090
Continental AG, 2.50%, 08/27/26 ....... EUR 200 254,660
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 468 477,360

BlackRock Income Fund
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Auto Components (continued)
Faurecia SE:
2.63%, 06/15/25 ................. EUR 393 $ 453,146
3.75%, 06/15/28 ................. 227 264,542
Goodyear Europe BV, 3.75%, 12/15/23 ... 400 458,306
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... USD 241 261,485
Icahn Enterprises LP:
6.75%, 02/01/24 ................. 725 743,687
4.75%, 09/15/24 ................. 93 94,163
6.38%, 12/15/25 ................. 125 128,496
6.25%, 05/15/26 ................. 569 593,182
5.25%, 05/15/27 ................. 114 118,765
IHO Verwaltungs GmbH, 3.88%, 05/15/27
(h)
. EUR 500 586,436
ZF Europe Finance BV:
2.00%, 02/23/26 ................. 300 320,753
2.50%, 10/23/27 ................. 1,000 1,066,092
ZF Finance GmbH:
3.00%, 09/21/25 ................. 500 570,088
3.75%, 09/21/28 ................. 600 680,607
15,237,372
Automobiles — 0.7%
Fiat Chrysler Automobiles NV, 4.50%, 07/07/28 225 300,074
Ford Motor Co.:
8.50%, 04/21/23 ................. USD 238 259,420
4.35%, 12/08/26 ................. 30 29,612
4.75%, 01/15/43 ................. 104 94,164
5.29%, 12/08/46 ................. 75 70,359
General Motors Co.:
6.13%, 10/01/25 ................. 990 1,150,042
6.80%, 10/01/27 ................. 614 747,817
5.00%, 10/01/28 ................. 572 643,194
Jaguar Land Rover Automotive plc, 4.50%,
01/15/26 ..................... EUR 200 194,709
Nissan Motor Co. Ltd.:
3.20%, 09/17/28 ................. 625 738,551
4.81%, 09/17/30
(b)
................ USD 4,571 4,598,448
Peugeot SA, 2.75%, 05/15/26 ......... EUR 100 125,584
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)
.......... 600 668,769
Renault SA, 1.25%, 06/24/25 .......... 400 431,252
Tesla, Inc., 5.30%, 08/15/25
(b)
......... USD 870 900,450
Volvo Car AB, 2.50%, 10/07/27 ........ EUR 390 457,256
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 162 170,910
11,580,611
Banks — 6.3%
AIB Group plc
(a)(i)
:
(EUR Swap Annual 5 Year + 5.70%), 5.25% EUR 400 445,478
(EUR Swap Annual 5 Year + 6.63%), 6.25% 3,000 3,508,557
Allied Irish Banks plc, (EUR Swap Annual 5
Year + 7.34%), 7.37%
(a)(i)
........... 200 235,090
Banco Bilbao Vizcaya Argentaria SA:
(EUR Swap Annual 5 Year + 5.66%),
5.87%
(a)(i)
.................... 800 922,718
1.00%, 06/21/26 ................. 400 476,013
Banco de Credito e Inversiones SA, 3.50%,
10/12/27 ..................... USD 1,205 1,311,191
Banco de Sabadell SA
(a)
:
(EUR Swap Annual 5 Year + 6.41%),
6.50%
(i)
..................... EUR 200 209,545
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 300 304,736
Banco General SA, 4.13%, 08/07/27 ..... USD 1,179 1,300,216
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa:
4.13%, 06/06/24 ................. 653 685,854
Security Par (000) Value
Banks (continued)
4.38%, 04/11/27 ................. USD 170 $ 178,500
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26 ................ 1,248 1,303,380
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand,
5.38%, 04/17/25
(b)
............... 1,149 1,272,345
Banco Santander SA
(a)(i)
:
(EUR Swap Annual 5 Year + 6.80%), 6.75% EUR 2,600 3,180,590
(EUR Swap Annual 5 Year + 4.53%), 4.37% 400 423,254
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(i)
..................... USD 950 950,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ............... 5,300 5,162,531
Bank of America Corp.:
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 530 558,793
Series L, 4.18%, 11/25/27 .......... 2,000 2,291,436
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 850 935,141
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.26%), 5.87%
(a)(i)
........... 1,477 1,478,846
Bank of Ireland Group plc:
1.38%, 08/29/23 ................. EUR 150 178,995
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.50%),
4.12%, 09/19/27
(a)
.............. USD 200 198,833
Bankia SA
(a)
:
(EUR Swap Annual 5 Year + 5.82%),
6.00%
(i)
..................... EUR 200 236,249
(EUR Swap Annual 5 Year + 6.22%),
6.37%
(i)
..................... 400 479,068
(EUR Swap Annual 5 Year + 3.62%),
3.75%, 02/15/29 ............... 100 123,862
Barclays plc
(a)
:
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.12%
(i)
.. GBP 2,400 3,222,262
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(i)
.. 2,200 2,807,089
(EUR Swap Annual 1 Year + 0.78%),
1.38%, 01/24/26 ............... EUR 375 447,804
BBVA Bancomer SA, 4.38%, 04/10/24 .... USD 650 697,327
BNP Paribas SA
(i)
:
6.50% ........................ 22 22,261
(USD Swap Rate 5 Year + 4.15%), 6.63%
(a)
2,200 2,329,250
(USD Swap Semi 5 Year + 5.15%), 7.38%
(a)
400 445,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%),
4.50%
(a)(b)
.................... 200 191,750
Burgan Bank SAK, (USD Swap Semi 5 Year +
4.01%), 5.75%
(a)(i)
............... 256 253,280
CaixaBank SA
(a)(i)
:
(EUR Swap Annual 5 Year + 6.50%), 6.75% EUR 200 243,570
(EUR Swap Annual 5 Year + 4.50%), 5.25% 600 652,271
CBQ Finance Ltd., 3.25%, 06/13/21 ...... USD 1,173 1,187,663
China Construction Bank Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.15%), 2.45%, 06/24/30
(a)
..... 1,400 1,400,546
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(i)
.............. 250 248,748
CIT Group, Inc.:
5.00%, 08/01/23 ................. 800 830,000
4.75%, 02/16/24 ................. 94 96,761

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Banks (continued)
Citigroup, Inc.:
(LIBOR USD 3 Month + 1.02%), 4.04%,
06/01/24
(a)
................... USD 500 $ 541,678
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 610 659,974
(SOFR + 2.75%), 3.11%, 04/08/26
(a)
.... 4,435 4,800,162
4.30%, 11/20/26 ................. 500 573,004
Commerzbank AG:
(EUR Swap Annual 5 Year + 6.36%),
6.12%
(a)(i)
.................... EUR 400 457,256
4.00%, 03/23/26 ................. 150 187,288
(EUR Swap Annual 5 Year + 4.35%),
4.00%, 12/05/30
(a)
.............. 100 119,746
Cooperatieve Rabobank UA, (EUR Swap
Annual 5 Year + 4.10%), 4.62%
(a)(i)
..... 200 240,707
Credit Agricole SA
(a)(i)
:
(EUR Swap Annual 5 Year + 5.12%), 6.50% 200 239,731
(USD Swap Semi 5 Year + 4.90%), 7.88% USD 2,200 2,431,000
(USD Swap Semi 5 Year + 6.19%), 8.12% 2,400 2,820,000
(GBP Swap 5 Year + 4.54%), 7.50% ... GBP 200 290,437
DBS Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.92%), 3.30%
(a)(i)
.............. USD 995 995,497
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(i)
........... 257 264,790
HBOS Capital Funding No. 1 LP:
6.85%
(i)
....................... 2,756 2,797,340
HSBC Holdings plc
(a)
:
(EUR Swap Annual 5 Year + 5.34%),
6.00%
(i)
..................... EUR 2,200 2,715,148
(LIBOR USD 3 Month + 0.99%), 3.95%,
05/18/24 .................... USD 285 304,863
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30 .................... 510 569,399
ING Groep NV, (USD Swap Rate 5 Year +
4.20%), 6.75%
(a)(i)
............... 725 766,688
Intesa Sanpaolo SpA:
1.00%, 11/19/26 ................. EUR 300 354,119
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(i)
.................... 2,600 3,424,252
5.15%, 06/10/30 ................. GBP 2,325 3,250,008
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(i)
.................... EUR 275 314,766
JPMorgan Chase & Co.:
3.63%, 12/01/27 ................. USD 300 335,938
Series W, (LIBOR USD 3 Month + 1.00%),
1.28%, 05/15/47
(a)
.............. 1,000 778,306
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31
(a)
.......... 830 815,060
Kookmin Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.64%),
4.35%
(a)(i)
.................... 500 521,719
Lloyds Banking Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.00%), 2.44%, 02/05/26
(a)
........ 200 207,254
Nanyang Commercial Bank Ltd.
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%),
5.00%
(i)
..................... 200 197,813
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.18%),
3.80%, 11/20/29 ............... 750 758,906
National Westminster Bank plc
(a)(i)
:
Series C, (LIBOR USD 3 Month + 0.25%),
0.51% ...................... 200 176,000
Security Par (000) Value
Banks (continued)
Series B, (LIBOR USD 6 Month + 0.25%),
0.41% ...................... USD 2,200 $ 1,928,960
Natwest Group plc
(a)
:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(i)
995 1,019,875
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 .................... 630 684,346
Nordea Bank Abp, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.11%), 6.63%
(a)(b)(i)
.............. 585 660,073
QIIB Tier 1 Sukuk Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.19%), 4.88%
(a)(i)
.............. 500 496,406
QNB Finance Ltd., 2.75%, 02/12/27 ...... 1,231 1,283,318
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(i)
........... 1,850 1,840,750
Santander UK plc, 5.00%, 11/07/23
(b)
..... 352 383,874
Shizuoka Bank Ltd. (The), (LIBOR USD 3
Month - 0.50%), 0.00%, 01/25/23
(a)(g)
.... 100 94,895
Societe Generale SA, (USD Swap Semi 5 Year
+ 6.24%), 7.38%
(a)(b)(i)
............. 200 205,000
Stichting AK Rabobank Certificaten, 0.00%
(e)(i)
EUR 2,348 3,274,279
Svenska Handelsbanken AB, (USD Swap Semi
5 Year + 4.05%), 5.13%
(a)(i)
.......... USD 200 200,000
TMB Bank PCL, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.26%),
4.90%
(a)(i)
.................... 256 243,280
UniCredit SpA
(a)
:
(EUR Swap Annual 5 Year + 6.10%),
6.75%
(i)
..................... EUR 800 938,699
(EUR Swap Annual 5 Year + 9.30%),
9.25%
(i)
..................... 200 254,009
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(i)
..................... 400 464,230
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(i)
..................... 2,700 3,418,636
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29 ............... 400 496,506
(EUR Swap Annual 5 Year + 2.40%),
2.00%, 09/23/29 ............... 200 221,007
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 200 221,007
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(b)
.............. USD 4,725 4,813,593
Unione di Banche Italiane SpA
(a)
:
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(i)
..................... EUR 200 228,335
(EUR Swap Annual 5 Year + 5.75%),
5.87%, 03/04/29 ............... 200 259,065
Wells Fargo & Co., 5.38%, 11/02/43 ..... USD 500 661,876
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(i)
.................... 256 260,800
100,888,971
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
4.60%, 04/15/48 ................. 750 894,334
4.44%, 10/06/48 ................. 2,225 2,597,886
Coca-Cola Femsa SAB de CV:
2.75%, 01/22/30 ................. 1,172 1,256,970
1.85%, 09/01/32 ................. 657 662,453
Coca-Cola Icecek A/S, 4.22%, 09/19/24 ... 250 253,594
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
1,826 1,931,566
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 525,826

BlackRock Income Fund
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Beverages (continued)
Heineken NV:
1.25%, 05/07/33 ................. EUR 150 $ 181,863
1.75%, 05/07/40 ................. 100 122,585
8,427,077
Biotechnology — 0.1%
AbbVie, Inc.:
2.80%, 03/15/23
(b)
................ USD 1,012 1,057,980
4.88%, 11/14/48 ................. 500 634,928
4.25%, 11/21/49
(b)
................ 295 350,217
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
89 89,350
2,132,475
Building Products — 0.3%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 206 215,270
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
113 121,051
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 284 287,661
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 414 437,412
Griffon Corp., 5.75%, 03/01/28 ......... 100 104,383
HT Troplast GmbH, 9.25%, 07/15/25 ..... EUR 192 238,887
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... USD 200 208,500
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 ................. 150 159,750
4.63%, 12/15/25 ................. 72 72,360
4.88%, 12/15/27 ................. 23 23,438
Masonite International Corp.
(b)
:
5.75%, 09/15/26 ................. 25 26,062
5.38%, 02/01/28 ................. 100 106,644
Standard Industries, Inc.:
2.25%, 11/21/26 ................. EUR 397 444,544
5.00%, 02/15/27
(b)
................ USD 162 168,480
4.38%, 07/15/30
(b)
................ 555 569,022
3.38%, 01/15/31
(b)
................ 843 832,037
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 206 214,498
Whirlpool EMEA Finance SARL, 0.50%,
02/20/28 ..................... EUR 100 112,692
4,342,691
Capital Markets — 2.1%
Blackstone Property Partners Europe Holdings
SARL, 2.20%, 07/24/25 ........... 200 245,579
CCTI Ltd., 3.63%, 08/08/22 ........... USD 710 719,762
Cerah Capital Ltd., 0.00%, 08/08/24
(g)(j)
.... 1,300 1,222,298
China Great Wall International Holdings V Ltd.,
2.38%, 08/18/30 ................ 690 662,525
Cindai Capital Ltd., 0.00%, 02/08/23
(g)(j)
... 900 910,069
Credit Suisse Group AG
(a)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
(i)
.......................... 400 422,124
(USD Swap Semi 5 Year + 4.60%), 7.50%
(i)
2,200 2,321,682
(USD Swap Semi 5 Year + 3.46%), 6.25%
(i)
2,400 2,570,731
(SOFR + 1.56%), 2.59%, 09/11/25
(b)
.... 1,500 1,566,370
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.33%),
7.25%
(i)
..................... 200 216,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)(i)
.................... 350 374,063
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)(i)
.................... 290 290,580
(GUKG1 + 2.23%), 2.25%, 06/09/28 ... GBP 250 331,020
Deutsche Bank AG, 3.15%, 01/22/21 ..... USD 500 503,025
Security Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95%
(a)(i)
USD 1,130 $ 1,130,339
Huarong Finance 2019 Co. Ltd.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.98%),
4.25%
(a)(i)
.................... 670 667,487
4.50%, 05/29/29 ................. 500 537,344
3.38%, 02/24/30 ................. 1,844 1,832,475
3.63%, 09/30/30 ................. 1,030 1,046,724
Huarong Finance Co. Ltd., 3.88%, 11/13/29 . 1,000 1,028,750
Intermediate Capital Group plc, 1.63%,
02/17/27 ..................... EUR 200 222,333
JAB Holdings BV, 3.38%, 04/17/35 ...... 100 137,934
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK),
08/15/24
(k)
.................... 753 887,205
Mirae Asset Daewoo Co. Ltd., 2.63%, 07/30/25 USD 975 988,894
Morgan Stanley
(a)
:
(SOFR + 1.15%), 2.72%, 07/22/25 ..... 1,040 1,104,763
(SOFR + 1.99%), 2.19%, 04/28/26 ..... 2,805 2,937,634
MSCI, Inc.
(b)
:
4.00%, 11/15/29 ................. 144 151,200
3.63%, 09/01/30 ................. 82 84,114
3.88%, 02/15/31 ................. 1,009 1,051,580
Owl Rock Capital Corp.:
4.00%, 03/30/25 ................. 90 90,796
3.75%, 07/22/25 ................. 415 413,718
4.25%, 01/15/26 ................. 221 223,879
Poseidon Finance 1 Ltd., 0.00%, 02/01/25
(g)(j)
1,490 1,420,563
SBI Holdings, Inc., 0.00%, 09/13/23
(g)(j)
.... JPY 110,000 1,075,567
SURA Asset Management SA:
4.88%, 04/17/24 ................. USD 400 433,462
4.88%, 04/17/24 ................. 1,318 1,428,259
UBS Group AG
(a)(i)
:
(USD Swap Semi 5 Year + 4.87%), 7.00% 2,200 2,444,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13% ...................... 200 204,710
Xi Yang Overseas Ltd., 4.30%, 06/05/24 ... 355 370,975
34,272,033
Chemicals — 1.7%
Arkema SA, 0.75%, 12/03/29 .......... EUR 100 117,743
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(b)(k)
........... USD 1,610 1,614,025
Atotech Alpha 3 BV, 6.25%, 02/01/25
(b)
.... 2,569 2,604,324
Axalta Coating Systems LLC
(b)
:
4.88%, 08/15/24 ................. 300 305,625
4.75%, 06/15/27 ................. 196 200,410
Blue Cube Spinco LLC:
9.75%, 10/15/23 ................. 342 352,687
10.00%, 10/15/25 ................ 570 602,775
Braskem Netherlands Finance BV, 5.88%,
01/31/50 ..................... 729 667,263
CeramTec BondCo GmbH, 5.25%, 12/15/25 EUR 300 336,118
Chemours Co. (The), 6.63%, 05/15/23 .... USD 1,368 1,384,409
CNAC HK Finbridge Co. Ltd.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 3 Year + 6.35%),
3.35%
(a)(i)
.................... 1,150 1,146,550
3.00%, 09/22/30 ................. 1,150 1,133,394
Dow Chemical Co. (The), 5.55%, 11/30/48 . 125 167,252
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 1,797 1,763,306
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 602 620,536
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 546 556,920
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 333 357,975

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Chemicals (continued)
K+S AG, 3.00%, 06/20/22 ............ EUR 100 $ 114,607
Kraton Polymers LLC, 5.25%, 05/15/26 ... 345 407,529
Kronos International, Inc., 3.75%, 09/15/25 . 100 115,486
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 196 202,819
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 . EUR 100 120,443
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 . 696 828,266
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 21 20,849
Nutrition & Biosciences, Inc., 3.47%, 12/01/50
(b)
3,100 3,130,000
OCI NV:
5.00%, 04/15/23 ................. EUR 300 359,805
3.13%, 11/01/24 ................. 100 116,366
5.25%, 11/01/24
(b)
................ USD 200 206,340
3.63%, 10/15/25 ................. EUR 385 451,393
Orbia Advance Corp. SAB de CV:
4.00%, 10/04/27 ................. USD 659 708,219
5.50%, 01/15/48 ................. 1,563 1,752,514
Pearl Holding III Ltd., 9.50%, 12/11/22 .... 1,000 220,305
PQ Corp., 5.75%, 12/15/25
(b)
.......... 615 632,681
Rock International Investment, Inc., 6.63%,
03/27/20
(f)(l)
................... 1,000 300,000
Sociedad Quimica y Minera de Chile SA:
4.25%, 05/07/29 ................. 824 937,017
4.25%, 01/22/50
(b)
................ 400 437,500
Solvay SA, 2.75%, 12/02/27 .......... EUR 100 134,750
Synthomer plc, 3.88%, 07/01/25 ........ 334 398,451
Valvoline, Inc., 4.25%, 02/15/30
(b)
....... USD 227 231,540
WR Grace & Co., 5.63%, 10/01/24
(b)
..... 216 229,500
WR Grace & Co.-Conn., 4.88%, 06/15/27
(b)
. 327 337,693
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
.................... 200 206,563
26,531,948
Commercial Services & Supplies — 1.3%
ACCO Brands Corp., 5.25%, 12/15/24
(b)
... 64 65,520
ADT Security Corp. (The):
4.13%, 06/15/23 ................. 32 33,472
4.88%, 07/15/32
(b)
................ 585 590,850
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 ................. 3,020 3,216,300
9.75%, 07/15/27 ................. 1,877 2,039,398
APX Group, Inc.:
7.88%, 12/01/22 ................. 93 93,000
8.50%, 11/01/24 ................. 76 80,180
6.75%, 02/15/27
(b)
................ 539 559,212
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................ 1,299 1,317,706
6.38%, 05/01/25
(b)
................ 245 255,210
4.75%, 06/01/26 ................. 158 159,864
5.00%, 02/01/28
(b)
................ 200 201,500
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 135 140,738
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 ................. 332 344,450
5.13%, 07/15/29 ................. 383 415,505
Covanta Holding Corp., 5.00%, 09/01/30 .. 106 106,986
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 ................. 254 255,270
9.50%, 11/01/27 ................. 214 224,700
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 ................. 86 86,860
3.75%, 08/01/25 ................. 310 311,713
7.00%, 06/01/26 ................. 882 929,804
5.13%, 12/15/26 ................. 1,126 1,162,708
8.50%, 05/01/27 ................. 320 347,200
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 384 399,840
Intrum AB:
3.13%, 07/15/24 ................. EUR 300 330,631
4.88%, 08/15/25 ................. 207 237,843
Security Par (000) Value
Commercial Services & Supplies (continued)
3.50%, 07/15/26 ................. EUR 151 $ 160,664
ISS Global A/S, 1.50%, 08/31/27 ....... 100 118,275
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
USD 552 551,989
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 ................. 500 517,150
5.88%, 10/01/30 ................. 352 364,320
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. 320 335,200
5.75%, 04/15/26 ................. 156 166,823
3.38%, 08/31/27 ................. 608 583,221
6.25%, 01/15/28 ................. 1,024 1,036,800
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................ EUR 600 715,774
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25 ................ 300 335,028
Verisure Holding AB:
3.50%, 05/15/23 ................. 100 117,726
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 300 355,308
3.88%, 07/15/26 ................. 326 382,410
Verisure Midholding AB, 5.75%, 12/01/23 .. 400 468,203
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 821 830,844
20,946,195
Communications Equipment — 0.3%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 728 742,269
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 462 468,260
CommScope, Inc.
(b)
:
5.50%, 03/01/24 ................. 868 891,931
6.00%, 03/01/26 ................. 277 288,772
8.25%, 03/01/27 ................. 48 49,920
Nokia OYJ:
4.38%, 06/12/27 ................. 11 11,681
6.63%, 05/15/39 ................. 79 97,866
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 ................. 1,059 1,089,446
6.50%, 07/15/28 ................. 453 453,657
Xiaomi Best Time International Ltd., 3.38%,
04/29/30
(b)
.................... 900 941,344
5,035,146
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
.................... 582 549,990
China Shandong International Economic &
Technical Finance 1 Ltd., 4.00%, 12/21/20 600 599,502
China Shuifa Singyes Energy Holdings
Ltd., 2.00%, (2.00% Cash or 6.00% PIK),
12/19/22
(k)
.................... 895 803,557
Delhi International Airport Ltd.:
6.45%, 06/04/29
(b)
................ 200 199,063
6.45%, 06/04/29 ................. 525 522,539
Ferrovial Netherlands BV, (EUR Swap Annual 5
Year + 2.13%), 2.12%
(a)(i)
........... EUR 700 769,540
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27 ................ USD 200 177,000
Heathrow Finance plc, 4.13%, 09/01/29 ... GBP 543 640,403
Heathrow Funding Ltd., 1.88%, 03/14/34 .. EUR 100 108,871
Leader Goal International Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.92%), 4.25%
(a)(i)
........... USD 200 204,250
MasTec, Inc., 4.50%, 08/15/28
(b)
........ 290 292,900
New Enterprise Stone & Lime Co., Inc.
(b)
:
6.25%, 03/15/26 ................. 70 72,100
9.75%, 07/15/28 ................. 97 104,760
Pike Corp., 5.50%, 09/01/28
(b)
......... 198 199,226

BlackRock Income Fund
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Construction & Engineering (continued)
Weekley Homes LLC, 4.88%, 09/15/28
(b)
... USD 92 $ 92,920
5,336,621
Construction Materials — 0.2%
CEMEX Finance LLC, 4.63%, 06/15/24 ... EUR 300 358,330
Cemex SAB de CV, 3.13%, 03/19/26 ..... 300 352,284
HeidelbergCement Finance Luxembourg SA,
1.75%, 04/24/28 ................ 200 246,666
Holcim Finance Luxembourg SA, 2.25%,
05/26/28 ..................... 200 262,649
Inversiones CMPC SA:
4.75%, 09/15/24 ................. USD 600 658,500
3.85%, 01/13/30 ................. 593 644,146
US Concrete, Inc., 5.13%, 03/01/29
(b)
..... 120 120,300
2,642,875
Consumer Finance — 1.7%
AerCap Ireland Capital DAC, 4.50%, 05/15/21 200 203,811
Ally Financial, Inc., 8.00%, 11/01/31 ..... 1,480 2,026,304
Encore Capital Group, Inc., 4.88%, 10/15/25 EUR 246 287,459
FCE Bank plc:
2.73%, 06/03/22 ................. GBP 100 126,810
1.62%, 05/11/23 ................. EUR 900 1,015,635
Ford Motor Credit Co. LLC:
5.88%, 08/02/21 ................. USD 1,529 1,557,669
2.98%, 08/03/22 ................. 738 726,930
3.35%, 11/01/22 ................. 811 798,835
3.09%, 01/09/23 ................. 200 195,978
3.81%, 01/09/24 ................. 609 602,910
3.02%, 03/06/24 ................. EUR 200 229,507
1.74%, 07/19/24 ................. 132 143,967
4.06%, 11/01/24 ................. USD 200 199,750
5.13%, 06/16/25 ................. 768 792,000
4.13%, 08/04/25 ................. 379 375,367
3.25%, 09/15/25 ................. EUR 125 142,624
2.33%, 11/25/25 ................. 700 764,086
4.39%, 01/08/26 ................. USD 700 692,013
2.39%, 02/17/26 ................. EUR 300 327,020
5.11%, 05/03/29 ................. USD 656 672,400
General Motors Financial Co., Inc.:
3.55%, 04/09/21 ................. 140 141,854
3.20%, 07/06/21 ................. 1,000 1,015,132
4.20%, 11/06/21 ................. 475 490,269
5.20%, 03/20/23 ................. 1,685 1,827,960
2.75%, 06/20/25 ................. 4,105 4,199,900
5.65%, 01/17/29 ................. 79 92,155
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(k)
...... 323 171,484
Hanhui International Ltd., 4.37%, 08/22/22 . 570 581,998
LeasePlan Corp. NV, (EURIBOR 3 Month +
0.50%), 0.05%, 01/25/21
(a)
.......... EUR 200 234,420
Manappuram Finance Ltd., 5.90%, 01/13/23 USD 900 880,313
Muthoot Finance Ltd., 4.40%, 09/02/23 ... 200 195,063
Navient Corp.:
5.00%, 10/26/20 ................. 171 171,000
7.25%, 09/25/23 ................. 70 72,275
6.13%, 03/25/24 ................. 97 97,727
5.88%, 10/25/24 ................. 13 12,927
6.75%, 06/25/25 ................. 108 109,350
6.75%, 06/15/26 ................. 224 223,440
5.00%, 03/15/27 ................. 26 24,415
New Lion Bridge Co. Ltd., 9.75%, 10/10/20 . 1,430 1,419,275
OneMain Finance Corp.:
6.13%, 05/15/22 ................. 22 22,825
6.88%, 03/15/25 ................. 150 166,451
8.88%, 06/01/25 ................. 97 107,428
7.13%, 03/15/26 ................. 714 797,681
Security Par (000) Value
Consumer Finance (continued)
6.63%, 01/15/28 ................. USD 448 $ 497,190
5.38%, 11/15/29 ................. 87 90,480
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23 ..................... 300 275,156
Synchrony Financial, 2.85%, 07/25/22 .... 245 252,141
Universe Trek Ltd., 2.50%, 07/08/25
(g)
.... 1,000 981,890
Volkswagen International Finance NV, 4.13%,
11/16/38 ..................... EUR 100 157,659
27,190,933
Containers & Packaging — 0.8%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... USD 1,179 1,172,869
Ardagh Packaging Finance plc:
5.25%, 04/30/25
(b)
................ 244 254,980
4.13%, 08/15/26
(b)
................ 755 765,381
4.75%, 07/15/27 ................. GBP 600 775,930
5.25%, 08/15/27
(b)
................ USD 1,143 1,164,717
Ball Corp.:
4.88%, 03/15/26 ................. 133 148,295
2.88%, 08/15/30 ................. 337 333,209
Crown Americas LLC, 4.75%, 02/01/26 ... 378 392,175
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 177 209,966
DS Smith plc:
0.88%, 09/12/26 ................. EUR 100 116,875
2.88%, 07/26/29 ................. GBP 100 133,796
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
USD 125 130,156
Graphic Packaging International LLC
(b)
:
4.75%, 07/15/27 ................. 123 133,147
3.50%, 03/15/28 ................. 58 57,855
3.50%, 03/01/29 ................. 127 127,794
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
.................... 154 156,164
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(b)
.................... 257 269,850
LABL Escrow Issuer LLC, 6.75%, 07/15/26
(b)
707 745,885
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24 ................. EUR 549 625,902
5.50%, 04/15/24
(b)
................ USD 626 628,216
OI European Group BV, 2.88%, 02/15/25 .. EUR 500 576,129
Silgan Holdings, Inc., 4.13%, 02/01/28 .... USD 103 105,318
Trivium Packaging Finance BV
(e)
:
3.75%, 08/15/26 ................. EUR 500 578,792
5.50%, 08/15/26
(b)
................ USD 1,450 1,501,439
8.50%, 08/15/27
(b)
................ 1,658 1,787,697
12,892,537
Distributors — 0.2%
(b)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 ............. 346 351,623
Core & Main LP, 6.13%, 08/15/25 ....... 2,274 2,303,391
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 149 122,180
9.00%, 11/15/26 ................. 192 158,400
2,935,594
Diversified Consumer Services — 0.1%
frontdoor, Inc., 6.75%, 08/15/26
(b)
....... 285 303,525
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 110 115,775
Laureate Education, Inc., 8.25%, 05/01/25
(b)
42 44,520
New Oriental Education & Technology Group,
Inc., 2.13%, 07/02/25 ............. 404 394,910
Service Corp. International:
5.13%, 06/01/29 ................. 68 75,353
3.38%, 08/15/30 ................. 306 306,382
ServiceMaster Co. LLC (The), 5.13%,
11/15/24
(b)
.................... 310 316,975
Sotheby's, 7.38%, 10/15/27
(b)
.......... 500 500,000
2,057,440

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Diversified Financial Services — 1.5%
Arrow Global Finance plc, 5.13%, 09/15/24 . GBP 300 $ 365,187
Blue Bright Ltd., 2.50%, 06/04/25 ....... USD 400 399,628
Cabot Financial Luxembourg SA, 7.50%,
10/01/23 ..................... GBP 900 1,170,989
China Development Bank Financial Leasing
Co. Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.75%),
2.88%, 09/28/30
(a)
............... USD 1,000 996,397
Coastal Emerald Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
7.45%), 4.30%
(a)(i)
............... 595 600,578
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
. 128 131,200
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22 ................. EUR 630 681,030
8.50%, 11/01/22 ................. GBP 300 354,979
(EURIBOR 3 Month + 3.50%), 3.50%,
09/01/23
(a)
................... EUR 100 104,491
GE Capital Funding LLC, 4.40%, 05/15/30
(b)
USD 5,000 5,369,544
Inventive Global Investments Ltd., 1.65%,
09/03/25 ..................... 1,290 1,276,666
MAR Sukuk Ltd., 2.21%, 09/02/25 ....... 1,400 1,401,173
MPH Acquisition Holdings LLC, 7.13%,
06/01/24
(b)
.................... 2,115 2,172,845
ProGroup AG, 3.00%, 03/31/26 ........ EUR 100 115,936
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26 ................. 896 1,097,936
6.25%, 05/15/26
(b)
................ USD 1,782 1,906,740
8.25%, 11/15/26
(b)
................ 1,156 1,265,820
Sabre GLBL, Inc.
(b)
:
5.25%, 11/15/23 ................. 54 52,785
9.25%, 04/15/25 ................. 451 496,357
7.38%, 09/01/25 ................. 293 295,930
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 3,544 3,853,356
24,109,567
Diversified Telecommunication Services — 3.4%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................ EUR 100 124,280
8.00%, 05/15/27 ................. 1,200 1,491,356
10.50%, 05/15/27
(b)
............... USD 4,421 4,912,836
6.00%, 02/15/28
(b)
................ 584 557,014
Altice France SA:
7.38%, 05/01/26
(b)
................ 1,354 1,418,856
5.88%, 02/01/27 ................. EUR 250 309,452
8.13%, 02/01/27
(b)
................ USD 898 978,820
5.50%, 01/15/28
(b)
................ 496 502,200
4.13%, 01/15/29 ................. EUR 254 297,609
5.13%, 01/15/29
(b)
................ USD 200 199,250
AT&T, Inc.:
2.45%, 03/15/35 ................. EUR 100 130,081
4.50%, 03/09/48 ................. USD 856 982,358
3.65%, 09/15/59
(b)
................ 165 162,088
CCO Holdings LLC
(b)
:
5.13%, 05/01/27 ................. 812 854,402
5.00%, 02/01/28 ................. 14 14,700
5.38%, 06/01/29 ................. 373 404,239
4.75%, 03/01/30 ................. 587 621,486
4.50%, 08/15/30 ................. 1,144 1,201,252
4.25%, 02/01/31 ................. 1,194 1,237,536
4.50%, 05/01/32 ................. 1,919 2,002,956
Cellnex Telecom SA, 2.38%, 01/16/24 .... EUR 100 123,366
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23 .......... USD 533 584,301
Series Y, 7.50%, 04/01/24 .......... 106 118,678
5.13%, 12/15/26
(b)
................ 2,363 2,427,723
4.00%, 02/15/27
(b)
................ 703 714,185
Series P, 7.60%, 09/15/39 .......... 271 306,197
Security Par (000) Value
Diversified Telecommunication Services (continued)
Series U, 7.65%, 03/15/42 .......... USD 375 $ 419,062
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 ................. 170 174,996
8.00%, 10/15/25 ................. 82 86,613
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 249 253,980
Deutsche Telekom International Finance BV,
3.25%, 01/17/28 ................ EUR 100 141,503
Frontier Communications Corp.
(b)(e)
:
8.50%, 04/01/26 ................. USD 278 280,224
8.00%, 04/01/27 ................. 3,566 3,553,679
Global Switch Finance BV, 1.38%, 10/07/30 . EUR 200 233,081
Global Switch Holdings Ltd., 2.25%, 05/31/27 200 251,203
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(e)
................... USD 574 582,610
Level 3 Financing, Inc.:
5.25%, 03/15/26 ................. 175 181,291
4.63%, 09/15/27
(b)
................ 220 226,050
4.25%, 07/01/28
(b)
................ 1,210 1,228,537
3.63%, 01/15/29
(b)
................ 454 448,325
Lorca Telecom Bondco SAU, 4.00%, 09/18/27 EUR 313 372,970
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(i)
.................... USD 256 254,480
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(k)
.................... 180 172,941
Ooredoo International Finance Ltd., 3.75%,
06/22/26 ..................... 1,139 1,267,137
Orange SA, 0.50%, 09/04/32 .......... EUR 300 346,169
QualityTech LP
(b)
:
4.75%, 11/15/25 ................. USD 476 493,707
3.88%, 10/01/28 ................. 364 366,403
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
.................... 200 208,576
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 405 506,250
8.75%, 03/15/32 ................. 1,401 2,050,798
Switch Ltd., 3.75%, 09/15/28
(b)
......... 411 415,110
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 648 771,120
6.00%, 09/30/34 ................. 822 953,520
7.20%, 07/18/36 ................. 324 408,629
7.72%, 06/04/38 ................. 142 188,860
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 500 838,302
Telecom Italia SpA:
1.13%, 03/26/22
(g)
................ 100 116,282
5.30%, 05/30/24
(b)
................ USD 695 752,338
2.38%, 10/12/27 ................. EUR 300 351,155
5.25%, 03/17/55 ................. 500 684,326
Telefonica Emisiones SA, 2.93%, 10/17/29 . 200 283,777
Telesat Canada
(b)
:
4.88%, 06/01/27 ................. USD 773 776,130
6.50%, 10/15/27 ................. 24 24,173
Verizon Communications, Inc.:
1.38%, 10/27/26 ................. EUR 150 187,411
3.88%, 02/08/29 ................. USD 325 384,476
4.50%, 08/10/33 ................. 500 634,168
2.88%, 01/15/38 ................. EUR 150 217,389
5.50%, 03/16/47 ................. USD 225 338,905
5.01%, 04/15/49 ................. 290 417,415
4.00%, 03/22/50 ................. 780 960,278
Virgin Media Finance plc:
3.75%, 07/15/30 ................. EUR 742 830,648
Virgin Media Secured Finance plc:
5.50%, 08/15/26
(b)
................ USD 200 208,500
5.50%, 05/15/29
(b)
................ 655 703,110

BlackRock Income Fund
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Diversified Telecommunication Services (continued)
4.25%, 01/15/30 ................. GBP 500 $ 634,969
4.50%, 08/15/30
(b)
................ USD 400 410,976
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 2,700 2,657,407
6.13%, 03/01/28 ................. 2,043 2,108,785
54,035,965
Electric Utilities — 1.2%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30 800 780,500
Adani Transmission Ltd., 4.25%, 05/21/36 .. 871 867,142
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 985 1,009,317
China Huadian Overseas Development 2018
Ltd., (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.07%), 3.38%
(a)(i)
1,030 1,051,887
Drax Finco plc, 4.25%, 05/01/22 ........ GBP 100 129,378
Duke Energy Corp., 3.95%, 08/15/47 ..... USD 750 885,947
Enel Finance International NV, 4.25%,
09/14/23
(b)
.................... 595 651,207
Engie Energia Chile SA, 3.40%, 01/28/30 .. 1,214 1,311,120
Entergy Corp., 3.75%, 06/15/50 ........ 740 838,340
Exelon Corp., 4.45%, 04/15/46 ......... 200 242,704
FirstEnergy Transmission LLC, 4.55%,
04/01/49
(b)
.................... 715 840,530
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(f)(l)
275 99,086
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 ... 446 515,159
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ..................... 256 259,920
Naturgy Finance BV, 1.88%, 10/05/29 .... EUR 100 131,700
NextEra Energy Capital Holdings, Inc.:
2.75%, 11/01/29 ................. USD 495 536,760
2.25%, 06/01/30 ................. 6,000 6,213,168
NextEra Energy Operating Partners LP
(b)
:
4.25%, 07/15/24 ................. 148 154,320
4.25%, 09/15/24 ................. 60 62,550
NRG Energy, Inc.:
3.75%, 06/15/24
(b)
................ 63 67,253
6.63%, 01/15/27 ................. 144 152,280
4.45%, 06/15/29
(b)
................ 291 320,638
5.25%, 06/15/29
(b)
................ 105 114,188
Oncor Electric Delivery Co. LLC, 3.10%,
09/15/49 ..................... 165 181,341
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 667 692,012
PG&E Corp., 5.25%, 07/01/30 ......... 400 387,000
Texas Competitive Electric Holdings Co. LLC,
Escrow, 5.10%, 12/31/49
(c)(f)(l)
........ 815 —
Virginia Electric & Power Co., Series B, 3.80%,
09/15/47 ..................... 500 606,719
Vistra Operations Co. LLC, 4.30%, 07/15/29
(b)
409 446,433
19,548,599
Electrical Equipment — 0.1%
Orano SA, 2.75%, 03/08/28 .......... EUR 200 231,371
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 ................. USD 123 133,455
5.00%, 10/01/25 ................. 886 952,450
1,317,276
Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc.:
4.13%, 10/15/26 ................. EUR 210 249,908
3.88%, 03/15/28 ................. 200 234,490
CDW LLC:
5.50%, 12/01/24 ................. USD 1,002 1,093,432
4.13%, 05/01/25 ................. 168 173,460
3.25%, 02/15/29 ................. 603 600,739
Ingenico Group SA, 1.63%, 09/13/24 ..... EUR 200 240,528
Security Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Innolux Corp., Series 1, 0.00%, 01/22/25
(g)(j)
. USD 1,200 $ 1,302,584
Itron, Inc., 5.00%, 01/15/26
(b)
.......... 7 7,175
LG Display Co. Ltd., Series 3, 1.50%,
08/22/24
(g)
.................... 400 417,901
Sensata Technologies, Inc.
(b)
:
4.38%, 02/15/30 ................. 317 332,850
3.75%, 02/15/31 ................. 294 292,163
Zhen Ding Technology Holding Ltd., 0.00%,
06/30/25
(g)(j)
................... 400 422,000
5,367,230
Energy Equipment & Services — 0.2%
Anton Oilfield Services Group, 7.50%, 12/02/22 800 451,750
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 285 272,996
6.25%, 04/01/28 ................. 203 191,327
ChampionX Corp., 6.38%, 05/01/26 ...... 138 131,816
Hilong Holding Ltd., 8.25%, 09/26/22
(f)(l)
... 2,695 1,344,131
Tervita Corp., 7.63%, 12/01/21
(b)
........ 403 367,738
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 104 42,661
USA Compression Partners LP:
6.88%, 04/01/26 ................. 698 691,893
6.88%, 09/01/27 ................. 329 326,243
3,820,555
Entertainment — 0.5%
Banijay Entertainment SASU, 3.50%, 03/01/25 EUR 100 114,157
Lions Gate Capital Holdings LLC
(b)
:
6.38%, 02/01/24 ................. USD 74 73,260
5.88%, 11/01/24 ................. 108 106,110
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(g)
................ 220 245,051
6.50%, 05/15/27
(b)
................ 1,585 1,710,595
Netflix, Inc.:
5.88%, 11/15/28 ................. 500 596,602
5.38%, 11/15/29
(b)
................ 1,024 1,206,938
4.88%, 06/15/30
(b)
................ 1,020 1,162,800
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 GBP 575 738,687
Tencent Music Entertainment Group, 2.00%,
09/03/30 ..................... USD 1,212 1,184,451
WMG Acquisition Corp.
(b)
:
5.50%, 04/15/26 ................. 3 3,113
3.88%, 07/15/30 ................. 232 239,237
3.00%, 02/15/31 ................. 79 76,808
7,457,809
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp., 3.13%, 01/15/27 ... 1,000 1,091,955
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
.................... 714 562,682
Crown Castle International Corp.:
3.80%, 02/15/28 ................. 1,000 1,134,508
3.30%, 07/01/30 ................. 865 945,940
4.15%, 07/01/50 ................. 580 662,952
Diversified Healthcare Trust, 9.75%, 06/15/25 287 319,224
GLP Capital LP:
3.35%, 09/01/24 ................. 70 71,002
5.25%, 06/01/25 ................. 348 377,865
5.38%, 04/15/26 ................. 131 145,187
5.30%, 01/15/29 ................. 50 55,684
4.00%, 01/15/30 ................. 325 336,375
4.00%, 01/15/31 ................. 325 338,335
Iron Mountain UK plc, 3.88%, 11/15/25 .... GBP 400 521,207
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 ................. USD 194 202,003
4.88%, 09/15/29 ................. 40 40,700
5.25%, 07/15/30 ................. 482 502,485
4.50%, 02/15/31 ................. 103 103,968

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
5.63%, 07/15/32 ................. USD 627 $ 662,112
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 1,518 1,609,505
4.63%, 06/15/25
(b)
................ 507 517,140
4.50%, 09/01/26 ................. 669 678,710
5.75%, 02/01/27 ................. 36 38,790
4.50%, 01/15/28 ................. 541 551,144
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. 1,333 1,389,919
4.63%, 08/01/29 ................. 496 516,073
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
.................... 112 111,720
Prologis International Funding II SA, 1.63%,
06/17/32 ..................... EUR 125 157,844
RHP Hotel Properties LP, 4.75%, 10/15/27 . USD 659 607,545
SBA Communications Corp.:
4.88%, 09/01/24 ................. 505 517,575
3.88%, 02/15/27
(b)
................ 1,465 1,486,975
Service Properties Trust:
4.50%, 06/15/23 ................. 50 49,034
4.35%, 10/01/24 ................. 46 41,630
7.50%, 09/15/25 ................. 395 419,766
Trust Fibra Uno, 4.87%, 01/15/30
(b)
...... 905 911,109
Uniti Group LP:
6.00%, 04/15/23
(b)
................ 374 376,104
8.25%, 10/15/23 ................. 269 264,965
7.88%, 02/15/25
(b)
................ 212 224,657
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 318 314,822
4.25%, 12/01/26 ................. 1,137 1,142,287
3.75%, 02/15/27 ................. 470 462,142
4.63%, 12/01/29 ................. 1,004 1,021,570
4.13%, 08/15/30 ................. 1,450 1,426,437
22,911,647
Food & Staples Retailing — 0.3%
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 ................. 531 526,922
4.63%, 01/15/27 ................. 1,196 1,223,735
5.88%, 02/15/28 ................. 336 358,680
4.88%, 02/15/30 ................. 346 360,705
Casino Guichard Perrachon SA, 3.58%,
02/07/25
(e)
.................... EUR 400 354,301
Picard Groupe SAS, (EURIBOR 3 Month +
3.00%), 3.00%, 11/30/23
(a)
.......... 600 682,338
Quatrim SASU, 5.88%, 01/15/24 ....... 300 335,887
Tesco Corporate Treasury Services plc, 0.88%,
05/29/26 ..................... 125 149,067
US Foods, Inc., 6.25%, 04/15/25
(b)
...... USD 142 150,343
4,141,978
Food Products — 1.2%
Bunge Finance Europe BV, 1.85%, 06/16/23 EUR 100 119,400
China Mengniu Dairy Co. Ltd., 1.50%,
06/24/23
(g)
.................... USD 1,400 1,487,864
Chobani LLC, 7.50%, 04/15/25
(b)
....... 1,918 1,982,771
FPC Resources Ltd., 4.38%, 09/11/27 .... 1,500 1,516,875
Gruma SAB de CV, 4.88%, 12/01/24 ..... 760 844,550
Grupo Bimbo SAB de CV, 4.00%, 09/06/49 . 1,304 1,367,977
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 ................. 374 384,678
6.75%, 02/15/28 ................. 2 2,170
6.50%, 04/15/29 ................. 763 846,907
Knight Castle Investments Ltd., 7.99%,
01/23/21 ..................... 1,400 983,938
Security Par (000) Value
Food Products (continued)
Kraft Heinz Foods Co.:
3.88%, 05/15/27
(b)
................ USD 57 $ 60,375
4.25%, 03/01/31
(b)
................ 1,085 1,190,409
5.00%, 07/15/35 ................. 107 123,210
6.88%, 01/26/39 ................. 219 293,342
4.63%, 10/01/39
(b)
................ 67 71,130
6.50%, 02/09/40 ................. 145 184,283
5.00%, 06/04/42 ................. 9 9,856
5.20%, 07/15/45 ................. 237 259,096
4.38%, 06/01/46 ................. 289 296,927
4.88%, 10/01/49
(b)
................ 1,440 1,519,657
5.50%, 06/01/50
(b)
................ 2,415 2,767,724
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
372 401,760
Post Holdings, Inc.
(b)
:
5.00%, 08/15/26 ................. 224 229,600
5.63%, 01/15/28 ................. 463 491,285
4.63%, 04/15/30 ................. 175 180,031
Premier Foods Finance plc, 6.25%, 10/15/23 GBP 400 528,837
Simmons Foods, Inc., 7.75%, 01/15/24
(b)
.. USD 283 296,442
Tingyi Cayman Islands Holding Corp., 1.63%,
09/24/25 ..................... 1,070 1,061,585
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 141 142,605
19,645,284
Gas Utilities — 0.1%
China Oil & Gas Group Ltd., 5.50%, 01/25/23 200 204,813
Ferrellgas LP, 10.00%, 04/15/25
(b)
....... 555 600,787
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
............... 709 658,927
1,464,527
Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 1,177 1,221,137
Becton Dickinson and Co.:
4.67%, 06/06/47 ................. 275 339,570
3.79%, 05/20/50 ................. 1,310 1,465,256
Hologic, Inc.
(b)
:
4.63%, 02/01/28 ................. 488 512,586
3.25%, 02/15/29 ................. 173 174,081
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 ................. 693 703,395
7.25%, 02/01/28 ................. 2,473 2,571,920
Stryker Corp., 0.75%, 03/01/29 ........ EUR 200 236,869
Teleflex, Inc., 4.25%, 06/01/28
(b)
........ USD 488 505,080
7,729,894
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ................. 237 243,757
5.00%, 04/15/29 ................. 154 156,118
AdaptHealth LLC, 6.13%, 08/01/28
(b)
..... 170 175,984
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
1,265 1,356,712
Anthem, Inc., 2.88%, 09/15/29 ......... 325 351,058
Centene Corp.:
5.38%, 06/01/26
(b)
................ 13 13,699
5.38%, 08/15/26
(b)
................ 936 991,388
4.25%, 12/15/27 ................. 298 311,836
4.63%, 12/15/29 ................. 1,737 1,873,632
3.38%, 02/15/30 ................. 22 22,825
3.00%, 10/15/30 ................. 830 846,766
Community Health Systems, Inc.
(b)
:
8.63%, 01/15/24 ................. 1,052 1,046,740
6.63%, 02/15/25 ................. 1,699 1,643,783
8.00%, 03/15/26 ................. 2,046 2,011,218
CVS Health Corp., 5.05%, 03/25/48 ...... 600 765,845
Encompass Health Corp.:
4.50%, 02/01/28 ................. 54 54,270
4.75%, 02/01/30 ................. 76 77,105

BlackRock Income Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Health Care Providers & Services (continued)
4.63%, 04/01/31 ................. USD 131 $ 131,000
HCA, Inc.:
5.38%, 02/01/25 ................. 349 382,155
5.88%, 02/15/26 ................. 7 7,840
5.38%, 09/01/26 ................. 419 462,995
5.63%, 09/01/28 ................. 193 220,782
5.88%, 02/01/29 ................. 350 407,750
3.50%, 09/01/30 ................. 2,219 2,260,895
LifePoint Health, Inc.
(b)
:
6.75%, 04/15/25 ................. 190 199,975
4.38%, 02/15/27 ................. 360 360,450
MEDNAX, Inc.
(b)
:
5.25%, 12/01/23 ................. 88 89,100
6.25%, 01/15/27 ................. 350 363,111
Molina Healthcare, Inc.
(b)
:
4.88%, 06/15/25 ................. 31 31,620
4.38%, 06/15/28 ................. 302 308,191
Polaris Intermediate Corp., 8.50%, (8.50%
Cash or 9.25% PIK), 12/01/22
(b)(k)
...... 275 280,044
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 40 42,500
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 ................. 1,592 1,584,040
10.00%, 04/15/27 ................ 1,294 1,378,110
Synlab Bondco plc, (EURIBOR 3 Month +
4.75%), 4.75%, 07/01/25
(a)
.......... EUR 375 444,351
Synlab Unsecured Bondco plc, 8.25%,
07/01/23 ..................... 200 239,766
Tenet Healthcare Corp.:
8.13%, 04/01/22 ................. USD 930 1,034,067
4.63%, 09/01/24
(b)
................ 219 220,778
7.50%, 04/01/25
(b)
................ 182 195,650
4.88%, 01/01/26
(b)
................ 1,685 1,715,600
6.25%, 02/01/27
(b)
................ 25 25,805
5.13%, 11/01/27
(b)
................ 1,542 1,583,943
4.63%, 06/15/28
(b)
................ 165 167,376
6.13%, 10/01/28
(b)
................ 530 515,425
UnitedHealth Group, Inc., 3.50%, 08/15/39 . 800 919,056
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 511 535,273
West Street Merger Sub, Inc., 6.38%,
09/01/25
(b)
.................... 510 520,093
28,570,477
Health Care Technology — 0.1%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 ................. 400 418,000
5.00%, 05/15/27 ................. 573 600,831
1,018,831
Hotels, Restaurants & Leisure — 2.6%
1011778 BC ULC
(b)
:
4.25%, 05/15/24 ................. 84 85,550
5.75%, 04/15/25 ................. 320 341,600
5.00%, 10/15/25 ................. 1,872 1,919,474
3.88%, 01/15/28 ................. 448 456,422
4.38%, 01/15/28 ................. 467 476,247
4.00%, 10/15/30 ................. 82 82,632
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................ 292 320,114
6.38%, 04/01/26 ................. 118 122,860
4.75%, 12/01/27 ................. 207 203,119
Boyne USA, Inc., 7.25%, 05/01/25
(b)
..... 227 238,350
Burger King France SAS, 6.00%, 05/01/24 . EUR 500 572,550
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. USD 1,894 1,979,694
8.13%, 07/01/27 ................. 1,078 1,142,680
Security Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... USD 553 $ 570,281
Carnival Corp.:
11.50%, 04/01/23
(b)
............... 727 814,709
10.13%, 02/01/26 ................ EUR 168 208,819
10.50%, 02/01/26
(b)
............... USD 145 160,587
9.88%, 08/01/27
(b)
................ 157 166,356
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 637 656,110
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 ................. 1,107 1,155,487
4.75%, 01/15/28 ................. 579 581,895
Cirsa Finance International SARL, 4.75%,
05/22/25 ..................... EUR 329 332,890
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21
(f)(l)
............... 300 191,696
12.75%, 09/30/23 ................ 76 89,091
CPUK Finance Ltd.:
4.25%, 08/28/22 ................. GBP 52 66,216
4.88%, 08/28/25 ................. 300 361,060
Fortune Star BVI Ltd.:
5.95%, 01/29/23 ................. USD 200 202,687
6.75%, 07/02/23 ................. 256 264,000
6.85%, 07/02/24 ................. 1,885 1,941,550
Gamma Bidco SpA, 6.25%, 07/15/25 ..... EUR 745 864,741
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... USD 1,212 1,012,020
Greene King Finance plc, Series B2, (LIBOR
GBP 3 Month + 2.08%), 2.14%, 03/15/36
(a)
GBP 100 92,905
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24 ................. USD 93 92,535
5.38%, 05/01/25
(b)
................ 180 187,974
5.13%, 05/01/26 ................. 337 346,864
5.75%, 05/01/28
(b)
................ 203 213,911
4.88%, 01/15/30 ................. 2,063 2,124,890
International Game Technology plc:
3.50%, 07/15/24 ................. EUR 500 577,431
3.50%, 06/15/26 ................. 500 555,425
5.25%, 01/15/29
(b)
................ USD 200 202,250
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... 210 223,912
KFC Holding Co., 5.25%, 06/01/26
(b)
..... 48 49,872
Las Vegas Sands Corp.:
2.90%, 06/25/25 ................. 52 51,934
3.50%, 08/18/26 ................. 46 46,615
3.90%, 08/08/29 ................. 43 42,992
Marriott International, Inc., Series EE, 5.75%,
05/01/25 ..................... 925 1,032,319
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ..................... 14 14,374
McDonald's Corp.:
4.45%, 09/01/48 ................. 300 373,567
4.20%, 04/01/50 ................. 375 456,411
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 ................. 256 258,560
5.38%, 12/04/29 ................. 545 542,020
MGM China Holdings Ltd.:
5.25%, 06/18/25 ................. 760 773,538
5.88%, 05/15/26 ................. 486 503,010
MGM Resorts International:
7.75%, 03/15/22 ................. 1,139 1,200,563
6.00%, 03/15/23 ................. 229 237,566
5.75%, 06/15/25 ................. 23 24,122
NCL Corp. Ltd., 10.25%, 02/01/26
(b)
...... 140 145,862
Powdr Corp., 6.00%, 08/01/25
(b)
........ 213 217,792
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................ 125 139,842
9.13%, 06/15/23 ................. 196 207,760
11.50%, 06/01/25 ................ 260 301,614

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 ................. USD 235 $ 245,217
5.00%, 10/15/25 ................. 1,642 1,650,210
8.25%, 03/15/26 ................. 605 631,674
7.00%, 05/15/28 ................. 138 138,338
7.25%, 11/15/29 ................. 50 50,750
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
.................... 186 193,247
Sisal Group SpA, 7.00%, 07/31/23 ...... EUR 344 406,979
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 1,334 1,419,042
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 286 263,120
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ................. GBP 272 322,897
8.25%, 07/31/25 ................. 400 477,401
Studio City Finance Ltd., 7.25%, 02/11/24 .. USD 746 769,163
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 154 163,433
Viking Cruises Ltd., 5.88%, 09/15/27
(b)
.... 250 194,375
Wagamama Finance plc, 4.13%, 07/01/22 .. GBP 200 238,684
Wyndham Destinations, Inc., 6.63%, 07/31/26
(b)
USD 197 206,379
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 218 211,460
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 183 170,190
Wynn Macau Ltd.:
5.50%, 01/15/26 ................. 2,630 2,597,125
5.50%, 10/01/27 ................. 200 195,500
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ................. 328 347,380
5.13%, 10/01/29 ................. 453 431,482
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................ 736 816,261
4.75%, 01/15/30
(b)
................ 89 96,120
3.63%, 03/15/31 ................. 166 166,000
5.35%, 11/01/43 ................. 127 133,985
41,356,329
Household Durables — 0.3%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
54 54,270
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 ................. 120 121,011
4.88%, 02/15/30 ................. 756 707,624
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
269 283,795
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 106,302
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 340 343,400
Lennar Corp.:
6.25%, 12/15/21 ................. 360 370,350
4.88%, 12/15/23 ................. 82 88,252
4.75%, 05/30/25 ................. 191 208,454
5.25%, 06/01/26 ................. 56 62,860
4.75%, 11/29/27 ................. 354 404,180
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 ................. 118 121,245
4.63%, 03/01/30 ................. 498 504,275
MDC Holdings, Inc., 6.00%, 01/15/43 ..... 32 38,720
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 66,450
Newell Brands, Inc., 4.88%, 06/01/25 ..... 167 180,151
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
580 624,741
PulteGroup, Inc.:
7.88%, 06/15/32 ................. 15 20,625
6.38%, 05/15/33 ................. 352 442,640
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 ................. 49 53,900
5.13%, 08/01/30 ................. 174 185,310
Tempur Sealy International, Inc., 5.50%,
06/15/26 ..................... 8 8,304
Security Par (000) Value
Household Durables (continued)
TRI Pointe Group, Inc.:
5.25%, 06/01/27 ................. USD 2 $ 2,135
5.70%, 06/15/28 ................. 65 71,175
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 283 284,143
5,354,312
Household Products — 0.0%
(b)
Energizer Holdings, Inc.:
6.38%, 07/15/26 ................. 90 96,768
7.75%, 01/15/27 ................. 96 104,880
4.75%, 06/15/28 ................. 227 234,922
4.38%, 03/31/29 ................. 23 23,230
Spectrum Brands, Inc.:
5.00%, 10/01/29 ................. 87 90,263
5.50%, 07/15/30 ................. 182 192,010
742,073
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
(b)
:
5.25%, 06/01/26 ................. 346 359,453
4.50%, 02/15/28 ................. 275 281,639
5.13%, 03/15/28 ................. 2,205 2,282,175
4.63%, 02/01/29 ................. 1,002 1,000,121
5.00%, 02/01/31 ................. 648 660,506
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 370 382,025
Colbun SA, 3.15%, 03/06/30 .......... 1,853 1,995,449
6,961,368
Industrial Conglomerates — 0.1%
General Electric Co., 3.63%, 05/01/30 .... 1,565 1,620,735
Insurance — 1.8%
Achmea BV, (EURIBOR Swap Rate 5 Year +
4.78%), 4.62%
(a)(i)
............... EUR 2,850 3,315,218
Acrisure LLC, 8.13%, 02/15/24
(b)
........ USD 84 87,990
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(b)
.................... 2,017 2,116,075
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
... 161 172,270
Ardonagh Midco 2 plc, 11.50%, 01/15/27
(b)
. 200 202,000
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(i)
...... 1,056 1,132,560
Assicurazioni Generali SpA
(a)
:
(EURIBOR 3 Month + 4.50%), 4.60%
(i)
.. EUR 300 375,038
(EURIBOR 3 Month + 5.35%), 5.50%,
10/27/47 .................... 450 619,273
BNP Paribas Cardif SA, (EURIBOR 3 Month +
3.93%), 4.03%
(a)(i)
............... 200 257,320
CNP Assurances:
1.88%, 10/20/22 ................. 100 120,530
(EURIBOR 3 Month + 4.60%), 4.50%,
06/10/47
(a)
................... 100 136,639
ELM BV for Swiss Re Ltd., 3.25%, 06/13/24
(g)
USD 200 208,128
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(i)
.................... 1,200 1,116,334
Galaxy Bidco Ltd., 6.50%, 07/31/26 ...... GBP 555 729,393
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 525 553,875
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.47%), 4.48%
(a)(i)
.... 2,000 2,000,000
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 1,957 2,027,941
KDB Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.66%), 7.50%
(a)(i)
........... 1,800 1,723,500
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.62%
(a)(i)
............... GBP 2,450 3,233,753

BlackRock Income Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Insurance (continued)
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30 USD 2,545 $ 2,663,143
NFP Corp.
(b)
:
7.00%, 05/15/25 ................. 100 106,000
6.88%, 08/15/28 ................. 723 731,947
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)
... 1,200 1,311,065
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
.................... EUR 100 117,578
Tongyang Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.98%), 5.25%
(a)(i)
........... USD 800 794,000
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 1,200 1,118,625
Unipol Gruppo SpA, 3.25%, 09/23/30 ..... EUR 600 710,773
Willis North America, Inc., 2.95%, 09/15/29 . USD 20 21,552
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 03/08/26 ................ 1,000 1,001,388
28,703,908
Interactive Media & Services — 0.1%
Baidu, Inc., 4.13%, 06/30/25 .......... 600 666,375
Rackspace Technology Global, Inc., 8.63%,
11/15/24
(b)
.................... 326 341,387
1,007,762
Internet & Direct Marketing Retail — 0.4%
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 306 302,940
Baozun, Inc., 1.63%, 05/01/24
(g)
........ 413 380,112
Expedia Group, Inc.
(b)
:
6.25%, 05/01/25 ................. 4,357 4,805,374
4.63%, 08/01/27 ................. 270 283,710
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 120 124,868
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 ................. 404 416,120
4.13%, 08/01/30 ................. 426 430,925
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 100 123,228
6,867,277
IT Services — 1.0%
21Vianet Group, Inc., 7.88%, 10/15/21 .... USD 2,065 2,108,881
Banff Merger Sub, Inc.:
8.38%, 09/01/26 ................. EUR 310 368,912
9.75%, 09/01/26
(b)
................ USD 2,152 2,274,879
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
452 456,802
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
489 501,983
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 ................. 207 207,000
5.63%, 09/15/28 ................. 200 202,940
Fidelity National Information Services, Inc.,
3.75%, 05/21/29 ................ 235 276,555
Fiserv, Inc., 3.50%, 07/01/29 .......... 495 564,258
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. 395 415,244
3.75%, 10/01/30 ................. 532 538,144
Global Payments, Inc., 2.90%, 05/15/30 ... 3,260 3,488,233
International Business Machines Corp., 2.95%,
05/15/50 ..................... 745 769,756
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 229 230,431
Northwest Fiber LLC, 10.75%, 06/01/28
(b)
.. 109 118,810
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 568 573,680
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... 230 233,517
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 ................. 196 205,310
6.75%, 06/01/25 ................. 1,193 1,217,588
United Group BV:
4.88%, 07/01/24 ................. EUR 400 473,670
Security Par (000) Value
IT Services (continued)
(EURIBOR 3 Month + 3.25%), 3.25%,
02/15/26
(a)
................... EUR 200 $ 221,072
3.63%, 02/15/28 ................. 111 122,125
WEX, Inc., 4.75%, 02/01/23
(b)
......... USD 122 122,153
15,691,943
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................ 1,297 1,368,335
6.20%, 10/01/40 ................. 20 19,379
5.45%, 11/01/41 ................. 102 95,382
1,483,096
Life Sciences Tools & Services — 0.1%
(b)
Avantor, Inc., 6.00%, 10/01/24 ......... 1,196 1,249,820
Charles River Laboratories International, Inc.:
5.50%, 04/01/26 ................. 125 131,563
4.25%, 05/01/28 ................. 76 79,761
1,461,144
Machinery — 0.5%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 108 114,893
Clark Equipment Co., 5.88%, 06/01/25
(b)
... 305 316,056
CNH Industrial Finance Europe SA, 1.75%,
09/12/25 ..................... EUR 100 121,525
Colfax Corp., 6.38%, 02/15/26
(b)
........ USD 334 354,040
EnPro Industries, Inc., 5.75%, 10/15/26 ... 781 823,955
Grinding Media, Inc., 7.38%, 12/15/23
(b)
... 435 440,437
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(b)(k)
.......... 210 213,580
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
124 128,030
Navistar International Corp.
(b)
:
9.50%, 05/01/25 ................. 73 82,254
6.63%, 11/01/25 ................. 548 560,330
Novafives SAS, 5.00%, 06/15/25 ....... EUR 100 84,651
Platin 1426 GmbH, 5.38%, 06/15/23 ..... 300 330,631
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... USD 10 10,138
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
80 85,600
Terex Corp., 5.63%, 02/01/25
(b)
........ 205 205,513
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,476 1,468,620
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
.. 200 211,375
Vertical Midco GmbH, 4.38%, 07/15/27 ... EUR 288 342,899
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
. USD 1,121 1,165,016
Wabash National Corp., 5.50%, 10/01/25
(b)
. 335 335,000
7,394,543
Marine — 0.0%
CMA CGM SA, 6.50%, 07/15/22 ........ EUR 200 231,798
Media — 3.2%
Altice Financing SA:
2.25%, 01/15/25 ................. 280 314,137
7.50%, 05/15/26
(b)
................ USD 3,807 4,029,824
3.00%, 01/15/28 ................. EUR 147 159,738
5.00%, 01/15/28
(b)
................ USD 292 283,605
Altice Finco SA, 4.75%, 01/15/28 ....... EUR 300 318,320
AMC Networks, Inc.:
5.00%, 04/01/24 ................. USD 24 24,540
4.75%, 08/01/25 ................. 317 327,681
Block Communications, Inc., 4.88%, 03/01/28
(b)
254 259,080
Charter Communications Operating LLC,
5.13%, 07/01/49 ................ 1,000 1,159,453
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 445 455,146
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 ................. 587 569,038
5.13%, 08/15/27
(b)
................ 2,678 2,571,549
Comcast Corp.:
0.25%, 05/20/27 ................. EUR 100 117,402

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Media (continued)
1.50%, 02/20/29 ................. GBP 175 $ 230,579
1.95%, 01/15/31 ................. USD 3,545 3,643,692
3.75%, 04/01/40 ................. 910 1,064,227
4.70%, 10/15/48 ................. 2,130 2,840,569
4.05%, 11/01/52 ................. 500 614,058
CSC Holdings LLC:
6.75%, 11/15/21 ................. 92 96,485
5.25%, 06/01/24 ................. 167 179,107
5.50%, 05/15/26
(b)
................ 384 399,360
5.38%, 02/01/28
(b)
................ 629 664,381
5.75%, 01/15/30
(b)
................ 1,392 1,479,000
4.13%, 12/01/30
(b)
................ 691 704,302
4.63%, 12/01/30
(b)
................ 2,277 2,294,078
3.38%, 02/15/31
(b)
................ 344 333,078
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
122 86,315
Discovery Communications LLC, 3.95%,
03/20/28 ..................... 250 284,400
DISH DBS Corp.:
6.75%, 06/01/21 ................. 475 486,875
5.88%, 07/15/22 ................. 1,911 1,987,440
5.00%, 03/15/23 ................. 662 675,240
7.75%, 07/01/26 ................. 830 912,469
DISH Network Corp.
(g)
:
2.38%, 03/15/24 ................. 322 289,784
3.38%, 08/15/26 ................. 443 406,672
Entercom Media Corp., 6.50%, 05/01/27
(b)
.. 303 263,610
GCI LLC
(b)
:
6.63%, 06/15/24 ................. 168 180,197
4.75%, 10/15/28 ................. 108 109,351
Grupo Televisa SAB:
4.63%, 01/30/26 ................. 562 631,609
5.00%, 05/13/45 ................. 1,133 1,279,792
Informa plc, 2.13%, 10/06/25 .......... EUR 650 760,317
Interpublic Group of Cos., Inc. (The), 4.65%,
10/01/28 ..................... USD 150 177,793
Lamar Media Corp., 4.00%, 02/15/30
(b)
.... 251 251,000
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 808 844,360
Liberty Broadband Corp., 2.75%, 09/30/50
(b)(g)
785 844,447
Meredith Corp., 6.88%, 02/01/26 ....... 100 83,500
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 125,355
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
328 319,800
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 ................. 766 765,839
6.50%, 09/15/28 ................. 1,376 1,410,073
SES SA:
(EUR Swap Annual 5 Year + 5.40%),
5.62%
(a)(i)
.................... EUR 300 371,509
1.63%, 03/22/26 ................. 100 121,401
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 ................. USD 1,025 1,068,562
5.50%, 07/01/29 ................. 609 653,153
4.13%, 07/01/30 ................. 479 487,981
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 180 195,441
Summer BC Holdco B SARL, 5.75%, 10/31/26 1,300 1,494,006
Summer BidCo BV
(k)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 182 206,710
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(h)
................... 103 116,314
Tele Columbus AG, 3.88%, 05/02/25 ..... 500 558,079
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 400 420,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
1,075 1,083,063
Security Par (000) Value
Media (continued)
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 ................. USD 307 $ 290,882
6.63%, 06/01/27 ................. 650 634,563
UPCB Finance VII Ltd., 3.63%, 06/15/29 ... EUR 200 234,490
Videotron Ltd., 5.13%, 04/15/27
(b)
....... USD 478 502,856
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................ GBP 300 389,970
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 871 868,823
VZ Vendor Financing BV, 2.50%, 01/31/24 . EUR 512 588,289
WPP Finance SA, 2.38%, 05/19/27 ...... 200 255,352
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 ................. USD 330 341,138
5.13%, 02/28/30 ................. 600 607,380
Ziggo BV:
4.25%, 01/15/27 ................. EUR 270 328,670
5.50%, 01/15/27
(b)
................ USD 606 634,785
4.88%, 01/15/30
(b)
................ 200 207,000
50,969,084
Metals & Mining — 1.6%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24 ..................... 257 263,423
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. 555 592,699
6.13%, 02/15/28 ................. 407 417,938
BHP Billiton Finance Ltd., (EUR Swap Annual 5
Year + 4.80%), 5.63%, 10/22/79
(a)
..... EUR 100 136,817
Big River Steel LLC, 6.63%, 01/31/29
(b)
... USD 974 984,860
Chinalco Capital Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.79%), 4.10%
(a)(i)
........... 525 531,234
Constellium SE
(b)
:
5.75%, 05/15/24 ................. 352 358,160
5.88%, 02/15/26 ................. 2,114 2,169,049
5.63%, 06/15/28 ................. 526 536,888
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 572 591,422
4.63%, 08/01/30 ................. 588 618,253
5.40%, 11/14/34 ................. 71 78,544
5.45%, 03/15/43 ................. 2,381 2,640,005
Glencore Finance Europe Ltd., 1.50%,
10/15/26 ..................... EUR 100 120,214
GUSAP III LP, 4.25%, 01/21/30 ........ USD 1,234 1,282,897
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 235 241,869
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 178 187,345
JSW Steel Ltd., 5.95%, 04/18/24 ....... 200 205,800
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 ................. 107 110,295
4.63%, 03/01/28 ................. 238 221,935
New Gold, Inc.
(b)
:
6.38%, 05/15/25 ................. 173 178,623
7.50%, 07/15/27 ................. 428 455,820
Newmont Corp., 2.80%, 10/01/29 ....... 220 236,931
Novelis Corp.
(b)
:
5.88%, 09/30/26 ................. 1,349 1,386,097
4.75%, 01/30/30 ................. 1,476 1,449,757
thyssenkrupp AG:
2.88%, 02/22/24 ................. EUR 1,699 1,867,991
2.50%, 02/25/25 ................. 1 1,076
United States Steel Corp., 12.00%, 06/01/25
(b)
USD 585 622,727
Vale Overseas Ltd.:
6.25%, 08/10/26 ................. 874 1,033,505
3.75%, 07/08/30 ................. 660 677,985

BlackRock Income Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Metals & Mining (continued)
Vedanta Resources Finance II plc:
8.00%, 04/23/23 ................. USD 2,321 $ 1,822,710
9.25%, 04/23/26 ................. 2,820 2,115,000
Vedanta Resources Ltd., 6.13%, 08/09/24 .. 1,002 701,400
24,839,269
Multiline Retail — 0.3%
Future Retail Ltd., 5.60%, 01/22/25 ...... 2,850 2,407,563
Macy's, Inc., 8.38%, 06/15/25
(b)
........ 759 784,753
Nordstrom, Inc., 8.75%, 05/15/25
(b)
...... 780 854,766
4,047,082
Multi-Utilities — 0.1%
Consumers Energy Co., 3.10%, 08/15/50 .. 160 174,631
NiSource, Inc., 3.60%, 05/01/30 ........ 1,500 1,709,208
1,883,839
Oil, Gas & Consumable Fuels — 4.1%
Apache Corp.:
4.88%, 11/15/27 ................. 247 233,415
5.10%, 09/01/40 ................. 284 254,358
5.25%, 02/01/42 ................. 40 35,800
4.75%, 04/15/43 ................. 379 337,073
4.25%, 01/15/44 ................. 221 187,850
5.35%, 07/01/49 ................. 86 75,895
Ascent Resources Utica Holdings LLC, 10.00%,
04/01/22
(b)
.................... 362 356,570
Baytex Energy Corp., 8.75%, 04/01/27
(b)
... 230 103,787
BP Capital Markets plc
(a)(i)
:
(EUR Swap Annual 5 Year + 3.88%), 3.25% EUR 500 601,974
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25% ... GBP 375 506,866
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................ USD 63 59,850
3.95%, 12/01/26 ................. 45 41,931
4.50%, 03/01/28
(b)
................ 233 224,554
5.85%, 11/15/43 ................. 104 96,340
5.60%, 10/15/44 ................. 136 120,627
Callon Petroleum Co.:
6.25%, 04/15/23 ................. 228 72,960
6.13%, 10/01/24 ................. 295 84,075
8.25%, 07/15/25 ................. 177 47,790
6.38%, 07/01/26 ................. 149 36,505
Cenovus Energy, Inc.:
3.00%, 08/15/22 ................. 100 97,477
3.80%, 09/15/23 ................. 57 55,061
5.38%, 07/15/25 ................. 719 691,992
5.40%, 06/15/47 ................. 42 35,484
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 199 81,092
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 556,571
Cheniere Energy Partners LP:
5.63%, 10/01/26 ................. 194 201,760
4.50%, 10/01/29 ................. 525 538,529
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
.. 1,755 1,801,069
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 325 320,531
CNX Resources Corp., 7.25%, 03/14/27
(b)
.. 233 237,660
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................ 443 416,420
9.75%, 08/15/26 ................. 611 626,737
Contemporary Ruiding Development Ltd.,
2.63%, 09/17/30 ................ 1,135 1,131,243
Continental Resources, Inc.:
5.00%, 09/15/22 ................. 433 429,787
4.50%, 04/15/23 ................. 146 139,138
4.90%, 06/01/44 ................. 305 229,717
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Crestwood Midstream Partners LP:
6.25%, 04/01/23
(e)
................ USD 60 $ 58,656
5.63%, 05/01/27
(b)
................ 158 141,137
CrownRock LP, 5.63%, 10/15/25
(b)
...... 1,318 1,242,215
CVR Energy, Inc.
(b)
:
5.25%, 02/15/25 ................. 185 160,950
5.75%, 02/15/28 ................. 62 52,700
DCP Midstream Operating LP:
5.38%, 07/15/25 ................. 222 228,900
5.63%, 07/15/27 ................. 232 237,336
5.13%, 05/15/29 ................. 25 24,625
6.45%, 11/03/36
(b)
................ 39 37,373
6.75%, 09/15/37
(b)
................ 509 488,640
Diamondback Energy, Inc.:
4.75%, 05/31/25 ................. 1,685 1,817,673
3.50%, 12/01/29 ................. 371 359,657
Enbridge, Inc.:
4.00%, 10/01/23 ................. 514 556,443
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... 360 365,400
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ................. 202 207,555
5.50%, 01/30/26 ................. 710 704,675
5.75%, 01/30/28 ................. 140 140,700
Energy Transfer Operating LP:
3.75%, 05/15/30 ................. 80 77,481
6.50%, 02/01/42 ................. 205 214,731
5.15%, 02/01/43 ................. 150 138,275
6.00%, 06/15/48 ................. 140 140,810
5.00%, 05/15/50 ................. 1,261 1,167,569
Energy Transfer Partners LP, 5.88%, 03/01/22 500 522,293
EnLink Midstream LLC, 5.38%, 06/01/29 .. 44 35,640
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 85 76,500
4.15%, 06/01/25 ................. 4 3,444
4.85%, 07/15/26 ................. 126 109,004
5.60%, 04/01/44 ................. 105 67,462
5.05%, 04/01/45 ................. 14 8,890
Enterprise Products Operating LLC:
4.80%, 02/01/49 ................. 320 369,035
3.95%, 01/31/60 ................. 320 315,770
EOG Resources, Inc., 4.38%, 04/15/30 ... 1,985 2,338,895
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................ 301 310,407
4.13%, 12/01/26 ................. 64 60,991
6.50%, 07/01/27
(b)
................ 412 436,728
EQT Corp.:
3.90%, 10/01/27 ................. 388 357,202
8.75%, 02/01/30
(e)
................ 164 193,520
Extraction Oil & Gas, Inc.
(b)(f)(l)
:
7.38%, 05/15/24 ................. 375 93,750
5.63%, 02/01/26 ................. 317 79,250
Genesis Energy LP:
6.00%, 05/15/23 ................. 177 160,627
5.63%, 06/15/24 ................. 169 144,044
6.50%, 10/01/25 ................. 12 10,380
7.75%, 02/01/28 ................. 60 52,131
Great Western Petroleum LLC, 9.00%,
09/30/21
(b)
.................... 179 104,267
Greenko Dutch BV, 5.25%, 07/24/24 ..... 200 203,438
Greenko Mauritius Ltd., 6.25%, 02/21/23 .. 200 204,500
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 ................. 200 204,000
5.95%, 07/29/26 ................. 4,200 4,347,000
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 344 342,280
Hess Corp., 5.80%, 04/01/47 .......... 500 548,124

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 ................. USD 100 $ 101,873
5.13%, 06/15/28 ................. 125 124,765
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
165 160,875
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26 .. 256 258,000
Indigo Natural Resources LLC, 6.88%,
02/15/26
(b)
.................... 407 396,125
Ithaca Energy North Sea plc, 9.38%, 07/15/24
(b)
400 372,000
Kinder Morgan, Inc., 5.55%, 06/01/45 .... 250 296,774
Lukoil Securities BV, 3.88%, 05/06/30
(b)
... 600 633,000
Matador Resources Co., 5.88%, 09/15/26 .. 536 448,069
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 . 250 238,672
MEG Energy Corp.
(b)
:
7.00%, 03/31/24 ................. 450 418,500
6.50%, 01/15/25 ................. 411 403,158
7.13%, 02/01/27 ................. 132 118,382
Mongolian Mining Corp.:
9.25%, 04/15/24 ................. 1,470 1,092,394
MPLX LP, 5.50%, 02/15/49 ........... 375 421,172
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 135 117,771
6.37%, 12/01/42
(e)
................ 16 12,560
Neerg Energy Ltd., 6.00%, 02/13/22 ..... 2,400 2,394,750
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
400 356,768
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
1,056 1,104,048
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 122 155,294
NuStar Logistics LP:
5.75%, 10/01/25 ................. 168 173,510
6.00%, 06/01/26 ................. 162 162,457
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 428 399,910
2.90%, 08/15/24 ................. 265 224,834
3.20%, 08/15/26 ................. 19 15,069
3.00%, 02/15/27 ................. 6 4,705
4.30%, 08/15/39 ................. 582 403,419
6.20%, 03/15/40 ................. 874 724,196
4.50%, 07/15/44 ................. 212 151,713
4.63%, 06/15/45 ................. 606 437,835
6.60%, 03/15/46 ................. 26 22,393
4.40%, 04/15/46 ................. 502 356,526
4.10%, 02/15/47 ................. 65 43,882
4.20%, 03/15/48 ................. 328 225,500
4.40%, 08/15/49 ................. 127 88,913
Oleoducto Central SA, 4.00%, 07/14/27
(b)
.. 831 862,993
Parkland Corp., 5.88%, 07/15/27
(b)
...... 147 154,534
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 ................. 579 577,552
5.25%, 08/15/25 ................. 43 42,570
5.63%, 10/15/27 ................. 28 27,860
4.13%, 02/15/28 ................. 270 253,800
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
.. 826 846,667
PDC Energy, Inc.:
1.13%, 09/15/21
(g)
................ 405 384,080
6.13%, 09/15/24 ................. 51 48,578
6.25%, 12/01/25 ................. 38 35,340
5.75%, 05/15/26 ................. 356 330,564
Plains All American Pipeline LP, 3.55%,
12/15/29 ..................... 86 83,117
QEP Resources, Inc.:
5.38%, 10/01/22 ................. 213 174,660
5.25%, 05/01/23 ................. 607 441,592
5.63%, 03/01/26 ................. 162 91,935
Raizen Fuels Finance SA, 5.30%, 01/20/27
(b)
1,200 1,311,000
Range Resources Corp.:
5.88%, 07/01/22 ................. 17 16,490
5.00%, 08/15/22 ................. 157 151,458
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.00%, 03/15/23 ................. USD 177 $ 168,150
Rattler Midstream LP, 5.63%, 07/15/25
(b)
... 277 279,077
Reliance Industries Ltd.:
4.13%, 01/28/25 ................. 750 822,422
3.67%, 11/30/27 ................. 412 450,754
ReNew Power Pvt Ltd., 5.88%, 03/05/27 ... 800 795,440
ReNew Power Synthetic:
6.67%, 03/12/24
(b)
................ 200 206,250
6.67%, 03/12/24 ................. 1,701 1,754,156
Repsol International Finance BV:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(a)(i)
.................... EUR 100 117,835
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(a)(i)
.................... 100 119,297
2.63%, 04/15/30 ................. 100 134,264
Sabine Pass Liquefaction LLC, 4.50%,
05/15/30
(b)
.................... USD 411 462,972
Sinopec Group Overseas Development 2018
Ltd., 3.35%, 05/13/50 ............. 675 731,109
SM Energy Co.:
6.13%, 11/15/22 ................. 43 33,453
10.00%, 01/15/25
(b)
............... 705 669,750
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 240 237,000
6.45%, 01/23/25
(e)
................ 132 127,875
7.50%, 04/01/26 ................. 95 92,862
8.38%, 09/15/28 ................. 160 157,218
Sunoco Logistics Partners Operations LP:
4.00%, 10/01/27 ................. 125 127,737
5.30%, 04/01/44 ................. 120 111,803
5.40%, 10/01/47 ................. 139 131,239
Sunoco LP:
4.88%, 01/15/23 ................. 83 83,415
5.50%, 02/15/26 ................. 16 15,980
6.00%, 04/15/27 ................. 25 25,688
5.88%, 03/15/28 ................. 36 36,810
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 ................. 173 162,620
7.50%, 10/01/25 ................. 170 170,688
Targa Resources Partners LP:
4.25%, 11/15/23 ................. 57 56,430
5.13%, 02/01/25 ................. 98 97,755
5.38%, 02/01/27 ................. 15 15,084
6.50%, 07/15/27 ................. 36 37,530
5.00%, 01/15/28 ................. 362 352,950
6.88%, 01/15/29 ................. 807 863,248
5.50%, 03/01/30
(b)
................ 282 282,296
4.88%, 02/01/31
(b)
................ 351 339,917
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 ................. 375 384,330
5.00%, 01/31/28 ................. 30 32,840
4.75%, 01/15/30 ................. 115 121,613
Thaioil Treasury Center Co. Ltd., 3.75%,
06/18/50 ..................... 1,185 1,124,639
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30
(b)
............... 690 745,801
UGI International LLC, 3.25%, 11/01/25 ... EUR 100 118,406
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
USD 203 199,955
Western Midstream Operating LP:
4.00%, 07/01/22 ................. 44 44,261
4.10%, 02/01/25
(e)
................ 84 80,010
3.95%, 06/01/25 ................. 182 171,043
4.65%, 07/01/26 ................. 134 130,315
4.75%, 08/15/28 ................. 68 65,381
5.05%, 02/01/30
(e)
................ 155 150,856
5.45%, 04/01/44 ................. 328 280,440

BlackRock Income Fund
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.30%, 03/01/48 ................. USD 663 $ 533,715
5.50%, 08/15/48 ................. 67 55,275
6.25%, 02/01/50
(e)
................ 331 306,589
WPX Energy, Inc.:
8.25%, 08/01/23 ................. 106 119,780
5.75%, 06/01/26 ................. 98 101,430
5.25%, 10/15/27 ................. 75 76,125
5.88%, 06/15/28 ................. 238 248,710
4.50%, 01/15/30 ................. 585 575,134
66,163,885
Paper & Forest Products — 0.1%
Boise Cascade Co., 4.88%, 07/01/30
(b)
.... 162 174,150
Norbord, Inc., 6.25%, 04/15/23
(b)
........ 98 104,860
Stora Enso OYJ, 2.13%, 06/16/23 ....... EUR 200 244,106
WEPA Hygieneprodukte GmbH, (EURIBOR 3
Month + 2.88%), 2.88%, 12/15/26
(a)
.... 400 457,887
981,003
Personal Products — 0.1%
Coty, Inc.:
4.00%, 04/15/23 ................. 400 391,598
4.75%, 04/15/26 ................. 500 453,985
6.50%, 04/15/26
(b)
................ USD 100 78,500
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
206 216,759
1,140,842
Pharmaceuticals — 1.3%
Bausch Health Americas, Inc., 8.50%,
01/31/27
(b)
.................... 175 192,281
Bausch Health Cos., Inc.:
4.50%, 05/15/23 ................. EUR 1,400 1,626,102
5.88%, 05/15/23
(b)
................ USD 7 6,965
6.13%, 04/15/25
(b)
................ 655 670,556
5.50%, 11/01/25
(b)
................ 69 70,811
9.00%, 12/15/25
(b)
................ 1,304 1,418,491
5.75%, 08/15/27
(b)
................ 216 229,230
7.00%, 01/15/28
(b)
................ 1,324 1,403,440
5.00%, 01/30/28
(b)
................ 15 14,569
6.25%, 02/15/29
(b)
................ 626 643,879
7.25%, 05/30/29
(b)
................ 504 543,060
5.25%, 01/30/30
(b)
................ 433 426,505
Catalent Pharma Solutions, Inc.:
4.88%, 01/15/26
(b)
................ 156 159,120
5.00%, 07/15/27
(b)
................ 70 72,800
2.38%, 03/01/28 ................. EUR 794 893,688
Cheplapharm Arzneimittel GmbH, 3.50%,
02/11/27 ..................... 496 559,728
Diocle Spa, (EURIBOR 3 Month + 3.88%),
3.87%, 06/30/26
(a)
............... 331 381,513
Elanco Animal Health, Inc., 5.90%, 08/28/28
(e)
USD 28 32,340
Endo DAC
(b)
:
9.50%, 07/31/27 ................. 167 174,515
6.00%, 06/30/28 ................. 182 133,770
Luye Pharma Group Ltd., 1.50%, 07/09/24
(g)
1,500 1,470,183
Nidda BondCo GmbH:
5.00%, 09/30/25 ................. EUR 200 227,418
7.25%, 09/30/25 ................. 300 357,011
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ................. 902 1,025,734
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
USD 2,011 2,106,885
Rossini SARL, 6.75%, 10/30/25 ........ EUR 362 445,860
Takeda Pharmaceutical Co. Ltd.:
2.25%, 11/21/26 ................. 125 162,737
5.00%, 11/26/28 ................. USD 1,000 1,242,891
2.05%, 03/31/30 ................. 1,975 1,994,443
3.00%, 11/21/30 ................. EUR 175 245,880
Security Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 ................. EUR 500 $ 600,331
1.88%, 03/31/27 ................. 500 491,880
1.63%, 10/15/28 ................. 100 92,440
20,117,056
Professional Services — 0.2%
(b)
ASGN, Inc., 4.63%, 05/15/28 .......... USD 108 108,445
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26 ................. 819 879,647
10.25%, 02/15/27 ................ 1,018 1,150,340
Jaguar Holding Co. II/PPD Development LP:
4.63%, 06/15/25 ................. 634 653,020
5.00%, 06/15/28 ................. 1,094 1,141,862
3,933,314
Real Estate Management & Development — 8.2%
ADLER Real Estate AG, 3.00%, 04/27/26 .. EUR 900 1,034,101
ADO Properties SA, 3.25%, 08/05/25 ..... 300 354,504
Agile Group Holdings Ltd.:
6.70%, 03/07/22 ................. USD 256 262,080
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(a)(i)
.................... 4,100 4,059,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(i)
.................... 200 202,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(i)
.................... 795 794,006
Alam Synergy Pte. Ltd., 11.50%, 04/22/21 .. 184 134,895
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24 2,400 1,642,500
Aroundtown SA:
(EUR Swap Annual 5 Year + 3.98%),
3.38%
(a)(i)
.................... EUR 700 816,612
1.88%, 01/19/26 ................. 100 122,746
ATF Netherlands BV, (EUR Swap Annual 5
Year + 4.38%), 3.75%
(a)(i)
........... 100 118,094
Celulosa Arauco y Constitucion SA:
4.25%, 04/30/29 ................. USD 920 979,800
5.15%, 01/29/50 ................. 962 1,015,211
Central China Real Estate Ltd.:
6.88%, 10/23/20 ................. 850 850,000
6.88%, 02/10/21 ................. 710 707,337
6.75%, 11/08/21 ................. 745 748,122
6.88%, 08/08/22 ................. 200 200,500
7.25%, 04/24/23 ................. 1,800 1,804,500
7.65%, 08/27/23 ................. 820 822,050
7.90%, 11/07/23 ................. 1,200 1,206,000
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21 ................. 200 200,000
6.90%, 01/13/23 ................. 800 756,000
8.60%, 04/08/24 ................. 200 185,188
China Aoyuan Group Ltd.:
7.95%, 09/07/21 ................. 416 423,800
8.50%, 01/23/22 ................. 200 205,750
7.95%, 02/19/23 ................. 2,257 2,335,995
6.35%, 02/08/24 ................. 3,050 3,027,125
China Evergrande Group:
6.25%, 06/28/21 ................. 200 187,813
9.50%, 04/11/22 ................. 200 180,000
11.50%, 01/22/23 ................ 770 682,653
4.25%, 02/14/23
(g)
................ HKD 37,000 4,437,331
12.00%, 01/22/24 ................ USD 1,270 1,113,631
China Overseas Finance Cayman VIII Ltd.,
2.75%, 03/02/30 ................ 1,179 1,195,948

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Real Estate Management & Development (continued)
China Resources Land Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.14%), 3.75%
(a)(i)
.............. USD 905 $ 921,120
China SCE Group Holdings Ltd.:
5.88%, 03/10/22 ................. 800 796,544
7.25%, 04/19/23 ................. 1,400 1,421,438
7.38%, 04/09/24 ................. 600 605,062
CIFI Holdings Group Co. Ltd.:
6.55%, 03/28/24 ................. 808 832,240
6.45%, 11/07/24 ................. 200 204,500
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(i)
............... EUR 100 101,993
Consus Real Estate AG, 9.63%, 05/15/24 .. 700 872,469
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 ................. USD 200 215,563
5.40%, 05/27/25 ................. 505 542,717
6.15%, 09/17/25 ................. 200 221,750
7.25%, 04/08/26 ................. 1,135 1,263,397
5.13%, 01/14/27 ................. 1,200 1,270,875
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 381 395,535
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................ EUR 500 538,799
Easy Tactic Ltd.:
9.13%, 07/28/22 ................. USD 200 185,750
8.13%, 02/27/23 ................. 600 528,000
Elect Global Investments Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 4.10%
(a)(i)
........... 2,550 2,486,250
Esic Sukuk Ltd., 3.94%, 07/30/24 ....... 500 502,187
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21 ................. 200 198,813
15.00%, 12/18/21 ................ 200 211,375
11.75%, 04/17/22 ................ 1,650 1,690,219
7.95%, 07/05/22 ................. 750 721,641
12.25%, 10/18/22 ................ 755 775,762
11.88%, 06/01/23 ................ 935 944,642
9.25%, 07/28/23 ................. 1,000 949,062
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
1,599 1,598,200
Global Prime Capital Pte. Ltd., 5.50%, 10/18/23 200 195,750
Greenland Global Investment Ltd.:
7.25%, 03/12/22 ................. 200 201,500
5.60%, 11/13/22 ................. 200 194,313
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
.................... 18 18,135
Heimstaden Bostad AB:
(EUR Swap Annual 5 Year + 3.67%),
3.25%
(a)(i)
.................... EUR 150 175,867
1.13%, 01/21/26 ................. 100 116,965
Hong Seng Ltd., 9.88%, 08/27/22 ....... USD 800 800,000
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ..................... 200 199,500
Howard Hughes Corp. (The)
(b)
:
5.38%, 03/15/25 ................. 682 692,980
5.38%, 08/01/28 ................. 399 398,797
JGC Ventures Pte. Ltd., 10.75%, 08/30/21 .. 1,500 598,125
Jingrui Holdings Ltd.:
9.45%, 04/23/21 ................. 200 196,063
10.88%, 10/04/21 ................ 1,800 1,743,187
Kaisa Group Holdings Ltd.:
11.25%, 04/09/22 ................ 200 204,125
11.95%, 10/22/22 ................ 3,200 3,304,000
11.50%, 01/30/23 ................ 1,556 1,585,661
10.88%, 07/23/23 ................ 2,000 1,985,000
9.38%, 06/30/24 ................. 1,800 1,689,750
11.25%, 04/16/25 ................ 780 763,230
Security Par (000) Value
Real Estate Management & Development (continued)
KWG Group Holdings Ltd.:
7.88%, 08/09/21 ................. USD 200 $ 204,687
7.88%, 09/01/23 ................. 450 462,375
7.40%, 03/05/24 ................. 200 205,563
Logan Group Co. Ltd.:
6.50%, 07/16/23 ................. 200 203,688
5.75%, 01/14/25 ................. 200 200,625
Modern Land China Co. Ltd.:
12.85%, 10/25/21 ................ 1,329 1,362,225
11.80%, 02/26/22 ................ 1,800 1,827,000
New Metro Global Ltd.:
6.50%, 04/23/21 ................. 200 200,978
7.13%, 05/23/21 ................. 700 707,175
7.50%, 12/16/21 ................. 1,095 1,123,744
No Va Land Investment Group Corp., 5.50%,
04/27/23
(g)
.................... 1,376 1,396,347
NWD MTN Ltd., 4.13%, 07/18/29 ....... 1,200 1,214,625
Peach Property Finance GmbH, 3.50%,
02/15/23 ..................... EUR 100 116,403
Powerlong Real Estate Holdings Ltd.:
7.13%, 11/08/22 ................. USD 750 772,500
6.95%, 07/23/23 ................. 1,300 1,326,000
6.25%, 08/10/24 ................. 1,620 1,613,419
Realogy Group LLC, 7.63%, 06/15/25
(b)
... 149 156,077
Redco Properties Group Ltd.:
11.50%, 12/08/20 ................ 1,120 1,128,050
8.50%, 08/19/21 ................. 700 693,350
Redsun Properties Group Ltd.:
9.95%, 04/11/22 ................. 2,400 2,459,250
9.70%, 04/16/23 ................. 550 560,656
RKPF Overseas 2019 A Ltd., 6.70%, 09/30/24 200 205,938
RongXingDa Development BVI Ltd., 8.75%,
01/28/21 ..................... 450 450,000
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ................ 460 478,400
10.50%, 03/01/22 ................ 200 207,625
8.95%, 01/22/23 ................. 2,460 2,513,813
8.10%, 06/09/23 ................. 200 199,250
6.75%, 08/05/24 ................. 495 469,012
Scenery Journey Ltd.:
11.00%, 11/06/20 ................ 200 199,125
11.50%, 10/24/22 ................ 2,695 2,438,975
13.00%, 11/06/22 ................ 700 647,063
13.75%, 11/06/23 ................ 750 686,096
Seazen Group Ltd.:
6.45%, 06/11/22 ................. 960 967,200
6.00%, 08/12/24 ................. 780 776,100
Shimao Group Holdings Ltd.:
5.60%, 07/15/26 ................. 3,550 3,879,484
4.60%, 07/13/30 ................. 423 444,150
Shui On Development Holding Ltd.:
5.75%, 11/12/23 ................. 200 199,500
6.15%, 08/24/24 ................. 200 200,000
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29 ..................... 1,060 1,071,925
Summit Properties Ltd., 2.00%, 01/31/25 .. EUR 100 110,278
Sunac China Holdings Ltd.:
7.25%, 06/14/22 ................. USD 200 199,875
7.95%, 10/11/23 ................. 200 201,688
7.50%, 02/01/24 ................. 200 200,700
6.65%, 08/03/24 ................. 1,100 1,058,676
7.00%, 07/09/25 ................. 1,480 1,428,125
Theta Capital Pte. Ltd., 6.75%, 10/31/26 ... 200 157,875
Times China Holdings Ltd.:
6.75%, 07/16/23 ................. 322 328,943
6.75%, 07/08/25 ................. 1,800 1,831,544

BlackRock Income Fund
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Real Estate Management & Development (continued)
6.20%, 03/22/26 ................. USD 950 $ 934,563
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 ......... GBP 59 78,822
Series N, 6.46%, 03/30/32
(e)
......... 300 366,042
Vanke Real Estate Hong Kong Co. Ltd., 3.50%,
11/12/29 ..................... USD 1,166 1,221,749
Vonovia Finance BV, 1.50%, 01/14/28 .... EUR 200 251,739
Wanda Group Overseas Ltd., 7.50%, 07/24/22 USD 960 925,200
Wanda Properties Overseas Ltd., 6.88%,
07/23/23 ..................... 4,115 4,069,992
Yango Justice International Ltd.:
10.00%, 02/12/23 ................ 200 208,688
9.25%, 04/15/23 ................. 535 549,211
8.25%, 11/25/23 ................. 680 680,637
7.50%, 04/15/24 ................. 835 830,825
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 ................. 200 206,813
6.80%, 02/27/24 ................. 200 209,500
Yuzhou Group Holdings Co. Ltd.:
8.63%, 01/23/22 ................. 200 207,500
8.50%, 02/04/23 ................. 200 208,688
6.00%, 10/25/23 ................. 1,565 1,551,306
8.50%, 02/26/24 ................. 200 207,375
7.70%, 02/20/25 ................. 1,550 1,557,750
8.30%, 05/27/25 ................. 1,200 1,208,250
7.85%, 08/12/26 ................. 900 877,500
Zhenro Properties Group Ltd.:
9.80%, 08/20/21 ................. 340 347,650
9.15%, 03/08/22 ................. 890 920,037
8.70%, 08/03/22 ................. 1,400 1,431,500
8.30%, 09/15/23 ................. 1,185 1,199,442
7.88%, 04/14/24 ................. 550 544,844
7.35%, 02/05/25 ................. 1,840 1,757,200
Zhongliang Holdings Group Co. Ltd., 8.75%,
06/27/21 ..................... 900 895,500
131,799,063
Road & Rail — 0.6%
CMB International Leasing Management Ltd.:
1.88%, 08/12/25 ................. 1,085 1,071,247
2.75%, 08/12/30 ................. 1,150 1,126,560
CSX Corp., 3.80%, 04/15/50 .......... 560 666,493
Deutsche Bahn Finance GmbH, (EUR Swap
Annual 5 Year + 1.26%), 0.95%
(a)(i)
..... EUR 200 231,163
Loxam SAS:
4.25%, 04/15/24 ................. 700 800,102
3.25%, 01/14/25 ................. 300 332,242
3.75%, 07/15/26 ................. 300 335,027
Penske Truck Leasing Co. LP, 2.70%,
11/01/24
(b)
.................... USD 330 350,120
Rubis Terminal Infra SAS, 5.63%, 05/15/25 . EUR 253 305,825
SF Holding Investment Ltd., 2.88%, 02/20/30 USD 1,161 1,210,342
Uber Technologies, Inc.
(b)
:
7.50%, 11/01/23 ................. 561 584,394
7.50%, 05/15/25 ................. 1,159 1,235,019
8.00%, 11/01/26 ................. 214 228,079
7.50%, 09/15/27 ................. 309 330,630
6.25%, 01/15/28 ................. 247 253,718
Union Pacific Corp., 3.75%, 02/05/70 ..... 175 197,573
Yunda Holding Investment Ltd., 2.25%,
08/19/25 ..................... 725 719,323
9,977,857
Semiconductors & Semiconductor Equipment — 1.1%
ams AG, 6.00%, 07/31/25 ............ EUR 704 870,637
Broadcom, Inc.:
4.70%, 04/15/25 ................. USD 3,985 4,528,205
Security Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.00%, 04/15/30 ................. USD 1,025 $ 1,209,087
4.30%, 11/15/32 ................. 485 554,060
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 232 238,380
Infineon Technologies AG, (EUR Swap Annual
5 Year + 3.39%), 2.88%
(a)(i)
.......... EUR 700 814,560
KLA Corp., 3.30%, 03/01/50 .......... USD 560 591,652
Lam Research Corp., 3.75%, 03/15/26 .... 320 367,114
Microchip Technology, Inc.:
1.63%, 02/15/25
(g)
................ 69 153,706
4.25%, 09/01/25
(b)
................ 1,331 1,380,991
NVIDIA Corp., 3.50%, 04/01/50 ........ 2,035 2,381,518
NXP BV
(b)
:
5.35%, 03/01/26 ................. 500 591,122
3.40%, 05/01/30 ................. 1,210 1,324,598
ON Semiconductor Corp.:
1.00%, 12/01/20
(g)
................ 220 262,900
3.88%, 09/01/28
(b)
................ 385 390,419
Qorvo, Inc., 3.38%, 04/01/31
(b)
......... 495 503,044
QUALCOMM, Inc., 4.30%, 05/20/47 ..... 195 250,478
Sensata Technologies UK Financing Co. plc,
6.25%, 02/15/26
(b)
............... 400 419,000
16,831,471
Software — 1.5%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 719 759,307
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................ 741 755,500
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ................. EUR 973 1,176,296
7.13%, 10/02/25
(b)
................ USD 454 484,899
9.13%, 03/01/26
(b)
................ 969 1,027,140
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 ................. 474 481,110
4.25%, 01/31/26 ................. 655 666,872
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 568 579,360
Castle US Holding Corp., 9.50%, 02/15/28
(b)
256 244,160
CDK Global, Inc.:
4.88%, 06/01/27 ................. 286 301,015
5.25%, 05/15/29
(b)
................ 486 517,590
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 2,389 2,423,163
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 130 134,062
Genesys Telecommunications Laboratories,
Inc., 10.00%, 11/30/24
(b)
........... 1,249 1,322,691
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 647 682,585
Open Text Corp., 3.88%, 02/15/28
(b)
..... 199 201,300
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
674 693,169
Oracle Corp., 4.00%, 11/15/47 ......... 5,000 5,927,617
PTC, Inc.
(b)
:
3.63%, 02/15/25 ................. 85 86,275
4.00%, 02/15/28 ................. 274 281,624
Solera LLC, 10.50%, 03/01/24
(b)
........ 2,418 2,526,810
Sophia LP, 9.00%, 09/30/23
(b)
......... 135 135,081
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
1,898 2,017,043
TeamSystem SpA, (EURIBOR 3 Month +
4.00%), 4.00%, 04/15/23
(a)
.......... EUR 300 348,667
Veritas US, Inc.
(b)
:
7.50%, 02/01/23 ................. USD 200 199,542
7.50%, 09/01/25 ................. 704 726,000
24,698,878
Specialty Retail — 0.8%
Asbury Automotive Group, Inc.
(b)
:
4.50%, 03/01/28 ................. 121 121,756
4.75%, 03/01/30 ................. 119 119,893
Douglas GmbH, 6.25%, 07/15/22 ....... EUR 300 321,838

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
44
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Specialty Retail (continued)
Dufry One BV:
2.50%, 10/15/24 ................. EUR 300 $ 303,667
2.00%, 02/15/27 ................. 100 97,401
eG Global Finance plc:
4.38%, 02/07/25 ................. 289 320,202
6.75%, 02/07/25
(b)
................ USD 1,200 1,228,500
6.25%, 10/30/25 ................. EUR 868 1,013,107
8.50%, 10/30/25
(b)
................ USD 200 210,500
Gap, Inc. (The), 8.88%, 05/15/27
(b)
...... 164 186,550
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
189 185,692
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
158 155,432
L Brands, Inc.:
6.88%, 07/01/25
(b)
................ 491 530,280
6.63%, 10/01/30
(b)
................ 177 180,098
6.88%, 11/01/35 ................. 187 184,252
6.75%, 07/01/36 ................. 8 7,840
Matalan Finance plc, 6.75%, 01/31/23 .... GBP 100 85,163
Michaels Stores, Inc., 4.75%, 10/01/27
(b)
... USD 194 192,302
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 152 161,880
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 284 282,843
5.50%, 05/15/26 ................. 75 77,368
PetSmart, Inc.
(b)
:
7.13%, 03/15/23 ................. 339 341,966
5.88%, 06/01/25 ................. 2,318 2,372,705
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 406 413,105
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
.. 1,730 1,846,775
Staples, Inc., 7.50%, 04/15/26
(b)
........ 1,538 1,421,358
Tendam Brands SAU:
5.00%, 09/15/24 ................. EUR 100 96,119
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
................... 100 95,100
12,553,692
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC, 5.85%, 07/15/25
(b)
.. USD 1,645 1,916,741
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
... 146 154,030
Hurricane Finance plc, 8.00%, 10/15/25 ... GBP 230 309,275
NCR Corp.
(b)
:
8.13%, 04/15/25 ................. USD 101 111,630
5.75%, 09/01/27 ................. 51 53,320
5.00%, 10/01/28 ................. 128 128,103
6.13%, 09/01/29 ................. 259 274,260
5.25%, 10/01/30 ................. 130 130,000
Nuoxi Capital Ltd., 7.88%, 06/24/21
(f)(l)
.... 600 144,000
Seagate HDD Cayman, 4.13%, 01/15/31
(b)
. 80 86,335
Xerox Corp., 4.80%, 03/01/35 ......... 144 137,520
3,445,214
Textiles, Apparel & Luxury Goods — 0.1%
Delta Merlin Dunia Tekstil PT, 8.63%, 03/12/24
(f)
(l)
......................... 600 57,938
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
.... 123 129,765
Levi Strauss & Co., 5.00%, 05/01/25 ..... 68 69,573
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 955 179,659
William Carter Co. (The)
(b)
:
5.50%, 05/15/25 ................. 85 89,037
5.63%, 03/15/27 ................. 141 147,169
Wolverine World Wide, Inc., 6.38%, 05/15/25
(b)
88 92,840
765,981
Thrifts & Mortgage Finance — 0.4%
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
.................... 466 486,830
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... 330 285,450
MGIC Investment Corp., 5.25%, 08/15/28 .. 228 235,165
Security Par (000) Value
Thrifts & Mortgage Finance (continued)
Mongolian Mortgage Corp. HFC LLC, 9.75%,
01/29/22 ..................... USD 2,100 $ 2,031,094
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 ................. 148 150,865
5.50%, 08/15/28 ................. 296 295,630
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(i)
............... GBP 2,200 2,912,567
6,397,601
Tobacco — 0.1%
Altria Group, Inc.:
3.80%, 02/14/24 ................. USD 245 267,792
4.40%, 02/14/26 ................. 120 138,620
5.95%, 02/14/49 ................. 485 649,675
4.45%, 05/06/50 ................. 805 895,792
BAT Netherlands Finance BV, 3.13%, 04/07/28 EUR 100 134,168
Imperial Brands Finance plc, 2.13%, 02/12/27 100 124,568
2,210,615
Trading Companies & Distributors — 0.4%
Air Lease Corp., 3.88%, 07/03/23 ....... USD 125 130,260
BOC Aviation Ltd., 2.63%, 09/17/30 ...... 1,450 1,429,801
Fortress Transportation and Infrastructure
Investors LLC, 9.75%, 08/01/27
(b)
..... 59 63,167
HD Supply, Inc., 5.38%, 10/15/26
(b)
...... 2,593 2,712,382
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 500 517,325
United Rentals North America, Inc.:
5.88%, 09/15/26 ................. 73 76,923
3.88%, 11/15/27 ................. 53 54,590
5.25%, 01/15/30 ................. 11 12,004
4.00%, 07/15/30 ................. 266 272,650
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ................. 889 968,388
7.25%, 06/15/28 ................. 720 788,886
7,026,376
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.,
3.95%, 01/19/22 ................ 729 745,257
Wireless Telecommunication Services — 1.4%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 2,588 2,596,152
Digicel International Finance Ltd., 8.75%,
05/25/24
(b)
.................... 200 199,999
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26 ................ 1,116 1,228,303
Globe Telecom, Inc.:
2.50%, 07/23/30 ................. 1,300 1,256,125
3.00%, 07/23/35 ................. 750 713,438
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
.................... 1,018 1,088,242
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 301 320,011
Matterhorn Telecom SA:
2.63%, 09/15/24 ................. EUR 100 114,068
4.00%, 11/15/27 ................. 650 750,661
PPF Telecom Group BV, 3.25%, 09/29/27 .. 700 816,694
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(i)
.......................... USD 1,400 1,288,000
4.75%, 09/19/24 ................. 200 202,500
4.50%, 04/20/25 ................. EUR 200 245,816
4.75%, 07/30/25 ................. 385 480,734
3.13%, 09/19/25 ................. 300 348,530
5.00%, 04/15/28 ................. 1,200 1,488,714
4.00%, 09/19/29 ................. 200 234,406
Sprint Corp.:
7.88%, 09/15/23 ................. USD 296 340,030

BlackRock Income Fund
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Wireless Telecommunication Services (continued)
7.13%, 06/15/24 ................. USD 196 $ 225,520
7.63%, 02/15/25 ................. 315 368,550
7.63%, 03/01/26 ................. 783 946,165
Telefonica Europe BV
(a)(i)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ...................... EUR 1,200 1,546,939
(EUR Swap Annual 10 Year + 4.30%),
5.87% ...................... 200 257,823
(EUR Swap Annual 6 Year + 4.11%), 4.37% 200 246,909
T-Mobile USA, Inc.:
4.50%, 02/01/26 ................. USD 75 77,280
4.75%, 02/01/28 ................. 233 249,249
3.88%, 04/15/30
(b)
................ 1,225 1,389,910
Vmed O2 UK Financing I plc, 3.25%, 01/31/31 EUR 599 697,908
Vodafone Group plc:
2.20%, 08/25/26 ................. 100 130,488
4.38%, 05/30/28 ................. USD 350 414,295
2.50%, 05/24/39 ................. EUR 100 134,186
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)
.............. 368 471,877
(USD Swap Semi 5 Year + 3.05%), 6.25%,
10/03/78
(a)
................... USD 1,100 1,186,625
(EUR Swap Annual 5 Year + 2.67%),
3.10%, 01/03/79
(a)
.............. EUR 200 238,300
VTR Comunicaciones SpA, 5.13%, 01/15/28
(b)
USD 237 244,251
22,538,698
Total Corporate Bonds — 65.5%
(Cost: $1,023,085,593) ........................... 1,048,313,687
Floating Rate Loan Interests — 11.4%
Aerospace & Defense — 0.2%
(h)
Bleriot US Bidco, Inc., Delayed Draw Term
Loan, (LIBOR USD 3 Month + 4.75%),
4.97%, 10/31/26 ................. 29 28,415
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.75%), 4.97%, 10/30/26 .... 183 181,862
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.72%, 04/06/26 ................. 926 814,338
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.72%, 04/06/26 ................. 498 437,737
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, 11/28/23
(m)
................. 295 279,479
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.40%, 12/09/25 ..... 1,421 1,340,646
TransDigm, Inc., Term Loan G, 08/22/24
(m)
.. 116 109,624
3,192,101
Airlines — 0.2%
(h)
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%),
2.15%, 04/28/23 ............... 579 472,035
(LIBOR USD 1 Month + 2.00%),
2.15%, 12/15/23 ............... 1,076 875,667
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%, 06/17/24 . 250 247,704
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%, 12/11/26 ...... 979 845,981
2,441,387
Security Par (000) Value
Auto Components — 0.2%
(h)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%, 04/30/26 . USD 1,970 $ 1,916,812
Wand Newco 3, Inc., 1st Lien Term Loan B1,
02/05/26
(m)
..................... 636 613,053
2,529,865
Automobiles — 0.1%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%, 01/01/38
(h)
.... 904 881,152
Building Products — 0.1%
(h)
CPG International LLC, Term Loan, 05/05/24
(m)
649 645,935
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%, 12/19/23 ..... 1,240 1,227,195
1,873,130
Capital Markets — 0.1%
(h)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.40%, 04/12/24
(c)
... 160 156,831
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.44%, 06/03/26
(c)
339 324,829
Orion Advisor Solutions, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%, 09/24/27 ................. 198 196,329
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 6.07%, 05/29/26 ............ 410 307,466
985,455
Chemicals — 0.4%
(h)
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%, 01/31/24 ..... 1,116 1,096,940
Ascend Performance Materials LLC, Term
Loan, (LIBOR USD 3 Month + 5.25%),
6.25%, 08/27/26 ................. 727 723,747
Chemours Co. (The), Term Loan B2, (LIBOR
USD 1 Month + 1.75%), 1.90%, 04/03/25 . 204 196,198
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%, 06/28/24 ................. 371 352,040
Illuminate Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.31%, 06/30/27 .... 745 737,755
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.16%, 03/28/25 . 223 216,392
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.91%, 03/30/26 . 75 69,797
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.25%, 11/07/24
(c)
................ 345 337,880
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.72%, 01/01/38 ................. 603 589,174
Momentive Performance Materials, Inc., 1st
Lien Term Loan, 05/15/24
(m)
.......... 419 399,937
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%, 10/01/25 .... 74 71,172
OXEA Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.69%, 10/14/24 ................. 626 599,821
Road Infrastructure Investment Holdings, Inc,
1st Lien Term Loan, (LIBOR USD 3 Month +
2.50%), 4.50% - 5.75%, 06/13/23 ...... 603 546,892
5,937,745

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
46
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Commercial Services & Supplies — 0.5%
(h)
Advanced Disposal Services, Inc., Term
Loan, (LIBOR USD 1 Week + 2.25%),
3.00%, 11/10/23 ................. USD 707 $ 705,380
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%, 07/10/26 ................. 512 505,881
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 2.65%, 09/07/27 . 538 536,994
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%, 06/21/24 ................. 1,102 1,023,249
Capri Acquisitions Bidco Ltd., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.26%, 11/01/24 ................. 1,103 1,100,886
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.26%, 09/06/24 ..... 777 724,317
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%, 05/09/25 .... 214 204,064
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%, 05/30/25 . 186 185,210
Harland Clarke Holdings Corp., Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.75%, 11/03/23 ................. 197 160,630
Intrado Corp., Term Loan B, 10/10/24
(m)
.... 308 278,516
Intrado Corp., Term Loan B1, (LIBOR USD 1
Month + 3.50%), 4.50%, 10/10/24 ..... 24 22,065
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.44%, 09/19/26
(c)
................ 242 233,106
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
3.25%), 4.25%, 09/23/26 ............ 448 443,808
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.47%, 07/30/25 ................. 91 86,327
Tempo Acquisition LLC, Term Loan, 11/02/26
(m)
1,856 1,797,892
US Ecology Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.50%),
2.65%, 11/02/26
(c)
................ 130 128,230
8,136,555
Construction & Engineering — 0.1%
(h)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.15%, 07/24/26 ............ 136 134,640
Ply Gem Midco, Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.90%, 04/12/25 .... 288 282,407
SRS Distribution, Inc., Term Loan, 05/23/25
(m)
760 738,401
1,155,448
Construction Materials — 0.1%
(h)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.15%, 01/15/27 ............ 690 669,984
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%, 08/01/24 ..... 1,328 1,298,081
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%, 10/25/23 .... 388 384,027
2,352,092
Containers & Packaging — 0.4%
(h)
Berry Global, Inc., Term Loan W, (LIBOR USD
1 Month + 2.00%), 2.16%, 10/01/22 .... 748 740,512
BWAY Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.52%, 04/03/24 ..... 987 924,274
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%, 05/16/24 ................. 1,114 1,084,961
Security Par (000) Value
Containers & Packaging (continued)
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%, 12/29/23 . USD 1,003 $ 979,549
Graham Packaging Co., Inc., Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%, 08/04/27 ................. 205 203,549
Pactiv Evergreen Inc., Term Loan B1,
(LIBOR USD 1 Month + 2.75%), 2.90% -
5.00%, 02/05/23 ................. 1,158 1,142,108
Pactiv Evergreen Inc., Term Loan B2,
02/05/26
(m)
..................... 515 505,215
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%, 07/31/26 . 86 85,061
Tosca Services LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%, 08/18/27 ................. 206 205,743
5,870,972
Diversified Consumer Services — 0.4%
(h)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.66%, 04/04/24 ..... 1,029 1,002,304
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65%, 01/29/27 ............ 232 228,448
APX Group, Inc., Term Loan, (LIBOR USD 3
Month + 4.00%), 5.16% - 7.25%, 12/31/25 195 190,873
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%, 11/07/23 ................. 675 653,157
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%, 06/21/27 . 1,194 1,212,579
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%, 12/20/24 ................. 452 426,791
Reynolds Consumer Products LLC, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.90%, 02/04/27 ................. 43 42,155
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.65% -
5.76%, 08/04/25 ................. 344 284,537
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%, 01/15/27 ..... 939 933,092
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%, 05/06/24 . 358 347,652
Trugreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.91%, 03/19/26 ................. 654 647,008
5,968,596
Diversified Financial Services — 0.6%
(h)
Advisor Group Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 5.00%),
5.15%, 07/31/26 ................. 279 269,084
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%, 08/05/27
(c)
215 214,462
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.50%), 2.77%, 10/30/26 .... 494 487,054
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.40%, 11/18/24 ................. 212 212,333
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%, 12/11/26 .... 2,139 2,071,261
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%, 04/09/27 ................. 1,300 1,290,065
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.90%, 07/11/25 ................. 879 799,248

BlackRock Income Fund
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Diversified Financial Services (continued)
Lealand Finance Co. BV, Term Loan, 06/28/24
(c)
(m)
........................... USD 17 $ 14,762
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.16%, 06/30/25 . 109 81,618
LEB Holdings (USA), Inc., Term Loan B,
09/25/27
(m)
..................... 155 153,644
Milano Acquisition Corp., Term Loan B,
08/17/27
(m)
..................... 658 649,775
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.65% -
2.76%, 01/23/25 ................. 462 402,309
Travelport Finance (Luxembourg) SARL, Term
Loan, 02/28/25
(m)
................. 375 360,242
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.91%, 12/20/24 . 576 555,337
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%, 02/28/27 ..... 938 920,193
Ziggo Finance Partnership, Facility Term Loan
I, 04/30/28
(m)
.................... 572 549,327
9,030,714
Diversified Telecommunication Services — 0.6%
Altice Financing SA, Term Loan:
(h)
(LIBOR USD 1 Month + 2.75%),
2.90%, 07/15/25 ............... 410 390,656
(LIBOR USD 1 Month + 2.75%),
2.89%, 01/31/26 ............... 650 612,578
Altice France SA, Term Loan B13, (LIBOR USD
1 Month + 4.00%), 4.15%, 08/14/26
(h)
... 1,126 1,091,488
Cablevision Lightpath LLC, Term Loan,
09/24/27
(h)(m)
.................... 154 153,038
Consolidated Communications, Inc., Term Loan
B, 09/15/27
(m)(n)
.................. 328 324,208
GCI Holdings, Inc., Term Loan B, 09/24/25
(c)(h)(m)
323 320,578
Iridium Satellite LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%, 11/04/26
(h)
... 640 638,366
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.90%, 03/01/27
(h)
498 482,388
Ligado Networks LLC, Term Loan, (LIBOR USD
3 Month + 0.00%), 0.00%, 12/07/20
(f)(h)(l)
. 78 70,320
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%, 11/15/24
(h)
................ 940 922,787
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.66%, 04/30/27
(h)
................ 231 230,861
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(h)(m)
.................... 616 604,930
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(h)(m)
.................... 3,783 3,666,030
9,508,228
Electric Utilities — 0.0%
(h)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%, 01/15/25 ................. 224 217,112
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%, 12/13/25 ................. 111 107,720
PG&E Corp., Term Loan, 06/18/25
(m)
...... 375 366,932
691,764
Security Par (000) Value
Electrical Equipment — 0.1%
(h)
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.50%, 02/12/25 . USD 437 $ 430,559
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%, 09/13/24 . 1,211 1,176,530
1,607,089
Entertainment — 0.2%
(h)
Creative Artists Agency LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%, 11/27/26 ................. 289 277,436
Datto, Inc., Term Loan, 04/02/26
(m)
....... 373 372,434
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%, 07/03/24 ................. 587 498,479
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.94%, 10/19/26 ................. 791 735,398
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 05/30/25 ................. 36 34,813
UFC Holdings LLC, 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%, 04/29/26 ................. 173 169,853
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.90%, 05/18/25 ..... 1,077 916,666
3,005,079
Equity Real Estate Investment Trusts (REITs) — 0.0%
(h)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%, 08/21/25 ................. 671 645,751
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.15%, 05/11/24 . 130 122,969
768,720
Food & Staples Retailing — 0.1%
(h)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.84%, 05/23/25 .... 115 111,046
H-Food Holdings LLC, Term Loan B2,
05/23/25
(m)
..................... 434 422,533
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.90%, 06/27/23 ..... 962 923,703
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.15%, 09/13/26 ..... 222 211,532
1,668,814
Food Products — 0.3%
(h)
1011778 BC ULC, Term Loan B4, (LIBOR USD
1 Month + 1.75%), 1.90%, 11/19/26 .... 698 667,700
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.65%, 10/01/25 ................. 354 349,800
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.65%, 10/10/26 .... 58 57,988
Chobani LLC, 1st Lien Term Loan, 10/10/23
(m)
1,781 1,758,462
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.41%, 01/29/27 ................. 1,539 1,476,248
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.90%, 01/31/28
(c)
................ 168 166,566
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%, 08/03/25 ................. 328 321,604
JBS USA LUX SA, Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%, 05/01/26 ..... 121 117,365

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
48
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Food Products (continued)
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.40%, 05/15/24 ................. USD 332 $ 322,678
Pathway Vet Alliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.15%, 03/31/27 ................. 134 132,235
Pathway Vet Alliance LLC, Delayed Draw 1st
Lien Term Loan, 03/31/27
(m)
.......... 11 10,801
Shearer's Foods LLC, 1st Lien Term Loan,
09/23/27
(m)
..................... 170 168,620
5,550,067
Health Care Equipment & Supplies — 0.1%
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%, 12/11/26
(h)
................ 1,665 1,656,649
Health Care Providers & Services — 0.4%
(h)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%, 06/30/25 . 486 484,584
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.76%, 07/24/26 ................. 840 806,933
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%, 06/07/23 ................. 414 406,507
Dentalcorp Health Services ULC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.75%, 06/06/25 ................. 425 400,603
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.91%, 10/10/25 . 509 366,307
Eyecare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%, 02/18/27 ................. 312 292,382
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, 02/18/27
(m)
............. 73 68,565
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(m)
..................... 57 51,441
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%, 07/02/25 ................. 495 484,526
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%, 06/07/23 ................. 107 105,115
nThrive, Inc., Term Loan B2, (LIBOR USD 1
Month + 4.50%), 5.50%, 10/20/22 ..... 325 294,313
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%, 08/06/26 . 684 676,376
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.41%, 06/30/25 ................. 1,034 987,760
Team Health Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%, 02/06/24 . 59 49,102
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.24%, 01/08/27 ................. 602 594,401
Wink Holdco, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%, 12/02/24 . 342 341,115
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.50%, 08/13/26 . 344 341,400
6,751,430
Security Par (000) Value
Health Care Technology — 0.1%
(h)
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%, 03/01/24 ................. USD 1,109 $ 1,084,212
GoodRx, Inc., 1st Lien Term Loan, 10/10/25
(m)
352 345,379
1,429,591
Hotels, Restaurants & Leisure — 0.5%
(h)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.89%, 02/02/26
(c)
................ 249 221,765
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%, 10/19/24 . 270 268,549
Boyd Gaming Corp., Term Loan B, (LIBOR
USD 1 Week + 2.25%), 2.36%, 09/15/23 . 256 248,235
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.90%, 12/23/24 ................. 850 794,328
Caesars Resort Collection LLC, Term Loan B1,
(LIBOR USD 3 Month + 4.50%), 4.65% -
4.77%, 07/21/25 ................. 985 951,894
CCM Merger, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%, 08/06/21 ..... 260 257,959
CityCenter Holdings LLC, Term Loan B,
04/18/24
(m)
..................... 677 648,413
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.72%, 07/10/25 . 296 295,008
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.15%, 11/30/23 ................. 491 477,002
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%, 10/04/23
(c)
............... 58 65,984
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%, 10/04/23 . 576 512,452
Herschend Entertainment Co., LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%, 08/25/25
(c)
................ 154 147,070
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%, 02/05/25 .... 974 928,584
KFC Holding Co., Term Loan B, (LIBOR USD 1
Month + 1.75%), 1.90%, 04/03/25 ..... 408 397,890
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%, 04/29/24 . 102 89,321
Playtika Holding Corp., Term Loan B, (LIBOR
USD 3 Month + 6.00%), 7.00%, 12/10/24 . 395 395,029
Scientific Games International, Inc., Term Loan
B5, (LIBOR USD 3 Month + 2.75%), 2.90% -
3.61%, 08/14/24 ................. 226 212,450
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%, 02/08/27 ................. 529 505,079
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.91%, 07/31/26 ..... 759 741,539
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.90%, 05/30/25 ................. 148 142,790
8,301,341
Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23
(h)
.............. 255 227,876
227,876

BlackRock Income Fund
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan:
(h)
(LIBOR USD 1 Month + 2.25%),
2.40%, 04/05/26 ............... USD 610 $ 592,702
(LIBOR USD 1 Month + 2.00%),
2.15%, 08/12/26 ............... —
(o)
405
593,107
Industrial Conglomerates — 0.2%
(h)
AVSC Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
4.25%, 03/03/25 ................. 1,248 926,991
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.16%, 03/31/25 .... 654 640,659
Vertiv Group Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.16%, 03/02/27 ..... 2,014 1,979,400
3,547,050
Insurance — 0.5%
(h)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.90%, 05/09/25 ............... 1,157 1,122,525
(LIBOR USD 1 Month + 3.25%),
3.40%, 05/09/25 ............... 164 160,783
AmWINS Group, Inc., 1st Lien Term Loan,
01/25/24
(m)
..................... 885 876,010
AssuredPartners, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.65%, 02/12/27 ............... 342 331,408
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ............... 105 104,987
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR
USD 1 Month + 6.50%), 6.65%, 08/04/25 . 442 442,547
Asurion LLC, Term Loan B4, 08/04/22
(m)
.... 508 501,908
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.15%, 11/03/23 ...... 552 542,825
HUB International Ltd., Term Loan:
(LIBOR USD 2 Month + 3.00%), 3.22% -
3.26%, 04/25/25 ............... 1,169 1,128,106
(LIBOR USD 3 Month + 4.00%),
5.00%, 04/25/25 ............... 238 236,854
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%, 09/01/27 . 409 404,656
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ............... 430 413,775
(LIBOR USD 1 Month + 4.00%),
4.15%, 09/03/26 ............... 664 653,285
 09/03/26
(m)
..................... 440 435,746
USI, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%),
3.22%, 05/16/24 ............... 1,276 1,232,489
(LIBOR USD 3 Month + 4.00%),
4.22%, 12/02/26 ............... 87 86,321
8,674,225
Interactive Media & Services — 0.1%
Camelot U.S. Acquisition 1 Co., Term Loan,
10/30/26
(h)(m)
.................... 1,099 1,093,043
IT Services — 1.3%
(h)
Ancestry.com Operations, Inc., 1st Lien Term
Loan:
(LIBOR USD 1 Month + 3.75%),
4.75%, 10/19/23 ............... 727 725,333
(LIBOR USD 1 Month + 4.25%),
4.40%, 08/27/26 ............... 57 57,155
Security Par (000) Value
IT Services (continued)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
4.25%, 09/19/24 ................. USD 791 $ 785,451
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
8.00%, 09/19/25 ................. 211 212,788
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%, 10/02/25 . 758 734,331
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.15%, 10/30/26 ................. 1,284 1,257,958
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%, 04/29/24 ................. 831 824,199
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%, 07/31/28 ................. 528 541,200
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%, 07/30/27 . 1,303 1,299,771
Go Daddy Operating Co. LLC, Term Loan
B3, (LIBOR USD 1 Month + 2.50%),
2.66%, 08/10/27 ................. 605 595,771
Greeneden US Holdings I LLC, Term Loan B3,
12/01/23
(m)
..................... 1,595 1,589,692
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%, 05/23/25 ................. 861 846,819
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 11/29/24 ................. 460 438,818
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%, 12/01/25 ................. 197 185,948
Mitchell International, Inc., Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.75%, 11/29/24 ................. 523 512,216
Peak 10 Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.72%, 08/01/24 ................. 172 147,008
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.50%, 08/01/25 ................. 168 98,700
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.66%, 02/12/27
(c)
.......... 779 684,355
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%, 11/03/23 ............ 85 83,053
Solera LLC, Term Loan, (LIBOR USD 2 Month
+ 2.75%), 2.94%, 03/03/23 .......... 1,119 1,094,155
Sophia LP, Term Loan B, (LIBOR USD 1 Month
+ 3.25%), 4.25%, 09/30/22 .......... 1,108 1,101,987
Sophia LP., Term Loan, 09/23/27
(m)
....... 1,411 1,400,770
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/16/25 ................. 333 321,678
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/16/25 ................. 165 159,757
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.91%, 11/16/26 .... 472 459,276
Veritas US, Inc., Term Loan B, 09/01/25
(m)
.. 2,226 2,175,552
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%, 08/27/25 . 828 818,563
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.40%, 05/15/26 ..... 1,157 1,115,311
20,267,615

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
50
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Life Sciences Tools & Services — 0.1%
(h)
Albany Molecular Research, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
8.00%, 08/30/25 ................. USD 60 $ 59,000
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.25%), 3.25%, 11/21/24 . 507 500,012
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%, 02/04/27 ................. 606 602,837
IQVIA, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 1.90%, 03/07/24 ..... 61 60,086
1,221,935
Machinery — 0.2%
(h)
Gates Global LLC, Term Loan B2, (LIBOR USD
1 Month + 2.75%), 3.75%, 04/01/24 .... 947 931,170
Ingersoll-Rand Services Co., Term Loan B1,
03/01/27
(m)
..................... 474 457,647
Terex Corp., Term Loan, (LIBOR USD 1 Month
+ 2.75%), 3.50%, 01/31/24
(c)
......... 70 68,187
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.36%, 03/28/25 .... 1,890 1,781,168
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.57%, 06/30/27 .... 465 460,601
3,698,773
Media — 0.7%
(h)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%, 07/12/24 .... 342 336,430
Cable One, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 1.90%, 05/01/24 ..... 135 133,240
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/30/25 ................. 563 552,528
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.76%, 08/21/26 ................. 1,859 1,687,845
Cogeco Communications (USA) II LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%, 01/03/25 ................. 53 51,564
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.65%, 04/15/27 ..... 1,320 1,277,132
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.41%, 02/07/24 . 213 208,252
Intelsat Jackson Holdings SA, Facility Term
Loan, 07/13/22
(m)
................. 25 25,502
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%, 11/27/23 ................. 145 145,503
LCPR Loan Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.15%, 10/15/26 . 529 527,900
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%, 12/01/23 ................. 1,119 947,492
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.40%, 03/24/25 ................. 536 516,230
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.90%, 08/15/26 ................. 216 211,576
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.75%),
2.91%, 09/18/26 ................. 457 446,590
Radiate HoldCo LLC, Term Loan B, 09/25/26
(m)
778 763,639
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%, 01/01/38 . 750 730,609
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%, 09/28/23 .... 1,281 1,242,477
Security Par (000) Value
Media (continued)
Virgin Media Bristol LLC, Facility Term Loan N,
01/31/28
(m)
..................... USD 754 $ 730,807
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%, 12/31/28 ................. 1,272 1,245,588
11,780,904
Metals & Mining — 0.1%
(h)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.76%, 07/31/25 ................. 712 682,562
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%, 03/08/24 ................. 973 743,246
1,425,808
Multiline Retail — 0.0%
NMG Holding Co., Inc., Term Loan, 09/25/25
(h)
(m)
........................... 148 151,581
Multi-Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%),
4.00%, 11/28/24
(h)
................ 448 446,873
Oil, Gas & Consumable Fuels — 0.1%
(h)
California Resources Corp., Term Loan, (LIBOR
USD 1 Month + 10.38%), 11.38%, 12/31/21
(f)
(l)
............................ 860 16,490
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.22%, 02/07/25 . 992 970,783
987,273
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, (LIBOR USD 3 Month + 4.25%),
4.47%, 10/01/26
(h)
................ 1,290 1,281,817
Pharmaceuticals — 0.4%
(h)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.69%, 05/04/25 ................. 762 716,118
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%, 06/02/25 . 1,954 1,912,892
Catalent Pharma Solutions, Inc., Term Loan
B2, (LIBOR USD 1 Month + 2.25%),
3.25%, 05/18/26 ................. 571 567,485
Elanco Animal Health, Inc., Term Loan,
08/01/27
(m)
..................... 173 167,875
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.10%, 11/15/27 ................. 274 267,941
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%, 08/18/22 . 2,071 2,061,481
5,693,792
Professional Services — 0.1%
(h)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.89%, 02/06/26 ................. 1,929 1,906,489
STG-Fairway Holdings LLC, Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 01/31/27
(c)
................ 404 395,370
2,301,859

BlackRock Income Fund
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Road & Rail — 0.1%
(h)
Lineage Logistics LLC, Term Loan, 02/27/25
(m)
USD 1,701 $ 1,674,565
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%, 07/13/23 . 746 732,884
2,407,449
Semiconductors & Semiconductor Equipment — 0.0%
(h)
Microchip Technology, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 2.15%, 05/29/25
(c)
296 294,436
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.15%, 09/19/26 ................. 226 222,372
516,808
Software — 1.0%
(h)
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%, 02/02/26 . 1,192 1,175,253
Castle US Holding Corp., Term Loan,
01/29/27
(m)
..................... 764 732,792
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.41%, 04/22/27 ................. 311 310,157
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%, 09/29/23 ..... 529 460,924
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%, 02/25/25 . 676 685,579
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%, 02/25/27 ..... 1,932 1,887,132
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.90%, 09/30/24 ..... 1,108 1,098,701
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%, 09/13/24 . 287 283,000
Netsmart, Inc.,1st Lien Term Loan, 10/01/27
(m)
379 377,200
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%, 10/01/25 . 2,547 2,518,796
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.41%, 08/01/25 ................. 959 928,551
SolarWinds Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%, 02/05/24 ................. 468 458,288
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/16/25 ................. 234 225,955
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%, 03/03/28 ................. 953 928,943
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ............... 1,473 1,458,514
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ............... 1,584 1,578,266
Ultimate Software Group, Inc. (The), 2nd Lien
Term Loan, 05/03/27
(m)
............. 613 623,219
15,731,270
Specialty Retail — 0.2%
(h)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 2.75%, 11/13/25 . 91 90,002
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.50%), 2.74%, 11/07/24 . 553 544,602
IAA, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.44%, 06/28/26
(c)
.......... 208 204,307
MED ParentCo LP, Delayed Draw 1st Lien Term
Loan, 08/31/26
(m)
................. 92 87,332
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%, 08/31/26 ................. 525 497,742
Security Par (000) Value
Specialty Retail (continued)
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%, 08/18/21 ................. USD 394 $ 367,395
PetSmart, Inc., Term Loan, 03/11/22
(m)
..... 1,473 1,468,486
3,259,866
Technology Hardware, Storage & Peripherals — 0.1%
(h)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
07/23/26
(m)
..................... 606 488,624
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.91%, 04/29/23 . 450 446,036
934,660
Trading Companies & Distributors — 0.1%
(h)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.40%, 01/02/25 ................. 249 241,167
HD Supply, Inc., Term Loan B5, (LIBOR USD 1
Month + 1.75%), 1.90%, 10/17/23 ..... 1,114 1,109,588
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%, 08/28/24 . 754 655,714
Trimark, Term Loan, (LIBOR USD 3 Month +
0.00%), 0.00%, 01/01/28 ............ 226 217,137
2,223,606
Wireless Telecommunication Services — 0.2%
(h)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.80%, 05/27/24 ................. 391 342,481
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%, 05/16/24 ................. 410 407,402
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%, 04/11/25 . 675 657,085
T-Mobile USA, Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%, 04/01/27 ..... 1,930 1,927,229
3,334,197
Total Floating Rate Loan Interests — 11.4%
(Cost: $187,002,116) ............................. 183,095,371
Foreign Agency Obligations — 1.3%
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.63%,
08/01/27 ...................... 1,163 1,272,758
China — 0.0%
Chengdu Xingcheng Investment Group Co.
Ltd., 2.50%, 03/20/21 .............. EUR 100 116,146
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(i)
............... USD 300 305,931
Guangxi Financial Investment Group Co. Ltd.,
5.75%, 01/23/21 ................. 200 198,063
620,140
Colombia — 0.2%
(b)
Ecopetrol SA:
6.88%, 04/29/30 ................. 1,146 1,370,616
5.88%, 05/28/45 ................. 630 686,306
Empresas Publicas de Medellin ESP, 4.38%,
02/15/31 ...................... 310 310,000
Grupo Energia Bogota SA ESP, 4.88%,
05/15/30 ...................... 1,200 1,341,000
3,707,922

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
52
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
France — 0.2%
Electricite de France SA:
(EUR Swap Annual 6 Year + 3.44%),
4.00%
(a)(i)
.................... EUR 300 $ 367,122
(GBP Swap 13 Year + 3.96%), 6.00%
(a)(i)
. GBP 800 1,111,621
(EUR Swap Annual 5 Year + 3.37%),
2.88%
(a)(i)
.................... EUR 400 457,514
(EUR Swap Annual 5 Year + 3.20%),
3.00%
(a)(i)
.................... 200 228,625
2.00%, 12/09/49 ................. 200 240,456
2,405,338
India — 0.3%
Indian Oil Corp. Ltd., 4.75%, 01/16/24 ..... USD 1,200 1,275,000
Oil India Ltd., 5.13%, 02/04/29 .......... 640 684,000
Power Finance Corp. Ltd.:
3.75%, 12/06/27 ................. 303 298,171
4.50%, 06/18/29 ................. 365 368,650
3.95%, 04/23/30 ................. 800 774,900
Rural Electrification Corp. Ltd., 4.63%, 03/22/28 497 510,202
3,910,923
Indonesia — 0.1%
Pertamina Persero PT:
4.30%, 05/20/23 ................. 569 608,688
4.15%, 02/25/60 ................. 659 656,557
Perusahaan Penerbit SBSN Indonesia III,
3.80%, 06/23/50 ................. 732 779,123
2,044,368
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
2.63%, 04/28/25 ................. EUR 125 144,907
(EUR Swap Annual 5 Year + 8.92%),
8.50%, 09/10/30
(a)
.............. 250 282,121
427,028
Mexico — 0.0%
Petroleos Mexicanos:
6.50%, 03/13/27 ................. USD 461 430,081
5.35%, 02/12/28 ................. 140 120,498
550,579
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%, 09/14/25
(b)
............. 858 866,580
Empresa de Transmision Electrica SA, 5.13%,
05/02/49 ...................... 1,139 1,313,053
2,179,633
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 2.40%,
09/28/27
(b)
..................... 659 662,084
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 3.50%, 04/16/29 .... 1,181 1,295,778
Sri Lanka — 0.1%
SriLankan Airlines Ltd., 7.00%, 06/25/24 ... 1,700 1,139,000
Total Foreign Agency Obligations — 1.3%
(Cost: $19,813,071) .............................. 20,215,551
Foreign Government Obligations — 0.3%
Indonesia — 0.1%
Pertamina Persero PT, 4.18%, 01/21/50 ... 800 806,600
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22 .... 900 668,250
Security Par (000) Value
Mongolia — 0.0%
State of Mongolia, 8.75%, 03/09/24 ....... USD 256 $ 286,160
Sri Lanka — 0.2%
Democratic Socialist Republic of Sri Lanka:
6.85%, 03/14/24 ................. 200 146,625
6.35%, 06/28/24 ................. 200 144,313
6.83%, 07/18/26 ................. 1,000 701,875
7.85%, 03/14/29 ................. 200 137,812
7.55%, 03/28/30 ................. 2,600 1,755,000
2,885,625
Total Foreign Government Obligations — 0.3%
(Cost: $6,180,914) .............................. 4,646,635
Shares
Investment Companies — 2.6%
Invesco Senior Loan ETF ............. 123,131 2,676,868
iShares 0-5 Year High Yield Corporate Bond
ETF
*
......................... 530,200 23,302,290
iShares Floating Rate Bond ETF
*
........ 308,079 15,625,767
Total Investment Companies — 2.6%
(Cost: $43,077,300) .............................. 41,604,925
Par (000)
Non-Agency Mortgage-Backed Securities — 1.9%
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust:
Series 2006-OA11, Class A1B, 0.34%,
09/25/46
(d)
................... 2,475 2,299,056
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 2,164 1,411,255
LSTAR Securities Investment Trust, Series
2019-1, Class A1, 1.86%, 03/01/24
(b)(d)
.. 921 911,503
MCM Trust, Series 2018-NPL2, Class A,
4.00%, 10/25/28
(b)(c)(e)
.............. 990 989,655
5,611,469
Commercial Mortgage-Backed Securities — 1.4%
BAMLL Commercial Mortgage Securities
Trust, Series 2016-ISQ, Class E, 3.73%,
08/14/34
(b)(d)
.................... 861 828,183
BX Commercial Mortgage Trust, Series 2019-
XL, Class G, 2.45%, 10/15/36
(b)(d)
...... 2,848 2,801,608
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class D, 2.79%, 04/10/49
(b)
. 1,000 722,173
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.28%, 10/10/36
(b)(d)
.... 1,000 973,935
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class B, 4.21%, 06/15/57
(d)
2,000 1,913,812
Series 2019-C17, Class C, 3.93%, 09/15/52 2,158 2,321,603
DBJPM Mortgage Trust, Series 2016-C3, Class
D, 3.63%, 08/10/49
(b)(d)
............. 230 177,143
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, 3.65%, 10/10/34
(b)(c)(d)
........ 990 984,053
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 440 342,129
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 3.04%, 12/10/41
(b)(d)
..... 1,886 1,655,436
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class D, 4.78%,
03/15/50
(b)(d)
.................... 990 731,117
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class D, 4.29%,
07/15/50
(b)(d)
.................. 310 273,509

BlackRock Income Fund
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-C25, Class D, 3.07%, 10/15/48 USD 650 $ 565,973
USDC, Series 2018, Class E, 4.64%,
05/13/38
(b)(d)
.................... 2,000 1,658,715
Velocity Commercial Capital Loan Trust
(b)(d)
:
Series 2019-3, Class M2, 3.28%, 10/25/49 3,370 3,261,081
Series 2019-3, Class M3, 3.38%, 10/25/49 978 911,444
Wells Fargo Commercial Mortgage Trust
(d)
:
Series 2015-C30, Class C, 4.65%, 09/15/58 1,000 1,035,856
Series 2016-NXS5, Class D, 5.14%,
01/15/59 .................... 750 651,394
21,809,164
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(d)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.27%, 08/15/57 .......... 25,628 1,986,443
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 323,643
2,310,086
Total Non-Agency Mortgage-Backed Securities — 1.9%
(Cost: $31,042,702) .............................. 29,730,719
Beneficial Interest
(000)
Other Interests — 0.0%
(p)
Capital Markets — 0.0%
Millennium Corp. Claim
(c)
.............. 811 —
Total Other Interests — 0.0% ......................... —
Pa r (000)
Preferred Securities — 0.8%
Capital Trusts — 0.8%
Banks — 0.2%
(h)(i)
Bank of America Corp.:
Series X, 6.25% ................. 370 395,345
Series Z, 6.50% ................. 30 33,345
Series AA, 6.10% ................ 240 261,267
Series DD, 6.30% ................ 60 67,806
Citigroup, Inc., Series V, 4.70% ......... 440 425,150
JPMorgan Chase & Co.:
Series FF, 5.00% ................. 489 488,157
Series HH, 4.60% ................ 180 176,400
Lloyds Banking Group plc, 6.41%
(b)
....... 100 116,000
Wells Fargo & Co., Series U, 5.87% ...... 165 177,641
2,141,111
Capital Markets — 0.1%
Morgan Stanley, Series J, 4.08%
(h)(i)
...... 2,250 2,200,320
Consumer Finance — 0.5%
General Motors Financial Co., Inc., Series C,
5.70%
(h)(i)
...................... 8,540 8,572,025
Total Capital Trusts — 0.8%
(Cost: $12,745,041) .............................. 12,913,456
Security Shares Value
Preferred Stocks — 0.0%
Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/15/15,
cost $53,170)
(i)(q)
................. 56,714 $ 4,480
Total Preferred Stocks — 0.0%
(Cost: $55,498) ................................ 4,480
Total Preferred Securities — 0.8%
(Cost: $12,800,539) .............................. 12,917,936
Par (000)
U.S. Government Sponsored Agency Securities — 0.1%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes Variable
Rate Notes, Series 2018-DNA1, Class
B1, (LIBOR USD 1 Month + 3.15%),
3.30%, 07/25/30
(a)
................ USD 1,500 1,334,740
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $1,500,000) .............................. 1,334,740
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Issued/exercisable 06/18/20, 1
share for 1 warrant, Expires 06/30/23, Strike
Price USD 0.01)
(f)
................ 18,140 28,661
Total Warrants — 0.0% ............................. 28,661
Total Long-Term Investments — 91.2%
(Cost: $1,444,158,283) ........................... 1,459,757,512
Short-Term Securities — 8.6%
(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
*
................... 137,443,744 137,443,744
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 993,169 993,169
Total Short-Term Securities — 8.6%
(Cost: $138,436,913) ............................. 138,436,913
Total Options Purchased — 0.1%
(Cost: $740,530) ................................ 222,078
Total Investments Before Options Written — 99.9%
(Cost: $1,583,335,726 ) ........................... 1,598,416,503
Total Options Written — (0.0)%
(Premium Received — $31,880) ..................... (42,518)
Total Investments Net of Options Written — 99.9%
(Cost: $1,583,303,846 ) ........................... 1,598,373,985
Other Assets Less Liabilities — 0.1% ................... 2,388,739
Net Assets — 100.0% .............................. $ 1,600,762,724

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
54
Schedule of Investments
(continued)
September 30, 2020
(a)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)
Non-income producing security.
(g)
Convertible security.
(h)
Variable rate security. Rate shown is the rate in effect as of period end.
(i)
Perpetual security with no stated maturity date.
(j)
Zero-coupon bond.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Amount is less than 500.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,480, representing less than 0.05% of its net assets as of period end, and an original cost of $53,170.
(r)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 124,707,965 $ 12,735,779 $ — $ — $ — $ 137,443,744 137,443,744 $ 1,013,101 $ 303
iShares 0-5 Year High Yield
Corporate Bond ETF ..... 24,648,998 — — — (1,346,708) 23,302,290 530,200 1,251,010 —
iShares Floating Rate Bond ETF 25,073,774 — (8,240,673) (1,106,413) (100,921) 15,625,767 308,079 403,683 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(b)
3,719,353 — (3,009,955) (484,137) (225,261) — — 81,431 —
$ (1,590,550) $ (1,672,890) $ 176,371,801 $ 2,749,225 $ 303
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Income Fund
Schedules of Investments
55
Schedule of Investments
(continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 59 12/21/20 $ 8,232 $ (632)
U.S. Treasury Long Bond .................................................... 146 12/21/20 25,737 (86,161)
U.S. Treasury Ultra Bond .................................................... 28 12/21/20 6,211 (17,825)
U.S. Treasury 2 Year Note .................................................... 138 12/31/20 30,493 15,947
U.S. Treasury 5 Year Note .................................................... 251 12/31/20 31,634 18,707
(69,964)
Short Contracts
Euro- Bobl ............................................................... 9 12/08/20 1,426 (231)
Euro-Bund .............................................................. 10 12/08/20 2,046 (6,332)
Euro-Schatz ............................................................. 1 12/08/20 132 (67)
U.S. Treasury 10 Year Ultra Note ............................................... 165 12/21/20 26,387 (94,421)
Long Gilt ............................................................... 2 12/29/20 351 (1,918)
(102,969)
$ (172,933)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 150,500 USD 176,435 Bank of America NA 10/05/20 $ 32
USD 360,246 EUR 301,000 Citibank NA 10/05/20 7,317
EUR 50,000 USD 58,335 Bank of America NA 10/19/20 308
EUR 460,000 USD 538,491 BNP Paribas SA 10/19/20 1,030
GBP 390,000 USD 496,143 JPMorgan Chase Bank NA 10/19/20 7,138
USD 1,630,037 EUR 1,380,000 Bank of America NA 10/19/20 11,473
USD 11,743 EUR 10,000 Citibank NA 10/19/20 14
USD 23,807 EUR 20,000 JPMorgan Chase Bank NA 10/19/20 349
USD 13,757,167 EUR 11,600,000 Morgan Stanley & Co. International plc 10/19/20 151,850
USD 110,523,987 EUR 93,340,000 UBS AG 10/19/20 1,048,098
USD 1,154,086 GBP 890,000 Bank of America NA 10/19/20 5,573
USD 31,305,599 GBP 24,140,000 JPMorgan Chase Bank NA 10/19/20 153,800
USD 176,736 EUR 150,500 Goldman Sachs International 11/04/20 158
HKD 5,900,000 USD 760,937 Morgan Stanley & Co. International plc 12/16/20 125
USD 112,191 EUR 94,680 UBS AG 12/16/20 988
1,388,253
EUR 150,500 USD 176,627 Goldman Sachs International 10/05/20 (161)
CHF 30,000 USD 33,094 Citibank NA 10/19/20 (507)
EUR 570,000 USD 668,648 Barclays Bank plc 10/19/20 (111)
EUR 460,000 USD 546,986 UBS AG 10/19/20 (7,465)
GBP 300,000 USD 387,875 Barclays Bank plc 10/19/20 (736)
GBP 1,140,000 USD 1,478,331 Deutsche Bank AG 10/19/20 (7,203)
GBP 1,140,000 USD 1,471,480 Morgan Stanley & Co. International plc 10/19/20 (351)
USD 280,536 EUR 240,000 JPMorgan Chase Bank NA 10/19/20 (953)
USD 570,888 EUR 490,000 UBS AG 10/19/20 (3,820)
USD 176,545 EUR 150,500 Bank of America NA 11/04/20 (33)
USD 4,835,677 HKD 37,497,533 Bank of America NA 12/16/20 (1,263)
USD 1,165,249 JPY 123,581,620 Goldman Sachs International 12/16/20 (7,785)
(30,388)

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
56
Schedule of Investments
(continued)
September 30, 2020
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index ............................. 5 12/18/20 USD 3,500.00 USD 1,682 $ 42,325
Put
EURO STOXX 50 Index ....................... 75 10/16/20 EUR 3,250.00 EUR 2,395 76,195
$ 118,520
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly Citibank NA 01/15/21 2.50 % USD 57,250 $ 3,600
30-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 08/13/21 2.50 USD 18,000 99,958
$ 103,558
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index .............................. 5 12/18/20 USD 3,600.00 USD 1,682 $ (24,975)
Put
EURO STOXX 50 Index ........................ 75 10/16/20 EUR 3,050.00 EUR 2,395 (17,543)
$ (42,518)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.34.V1 ..... 1.00 % Quarterly 06/20/25 BBB+ USD 31,000 $ 222,356 $ 140,995 $ 81,361
ITRAXX.EUR.
CROSSOVER.34.V1 . 5.00 Quarterly 12/20/25 B EUR 510 41,101 41,101 —
$ 263,457 $ 182,096 $ 81,361
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nordstrom, Inc. ........... 1.00 % Quarterly Barclays Bank plc 06/20/25 USD 57 $ 10,909 $ 12,898 $ (1,989)
Nordstrom, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 67 12,806 15,109 (2,303)
ITRAXX.ASIA.XJ.IG.34.V1 ... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 2,043 (24,247) (21,329) (2,918)

BlackRock Income Fund
Schedules of Investments
57
Schedule of Investments
(continued)
September 30, 2020
i
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.ASIA.XJ.IG.34.V1 ... 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/25 USD 2,777 $ (32,969) $ (30,684) $ (2,285)
$ – $ – $ –
$ (33,501) $ (24,006) $ (9,495)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 1.00 % Quarterly Citibank NA 06/20/23 B EUR 16 $ (4,071) $ (1,335) $ (2,736)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Citibank NA 06/20/23 NR EUR 33 (8,414) (2,654) (5,760)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 33 (8,421) (2,656) (5,765)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 20 (5,053) (1,492) (3,561)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 13 (3,369) (995) (2,374)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
Goldman Sachs
International 12/20/23 NR EUR 160 (45,529) (16,646) (28,883)
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 30 (1,174) (1,482) 308
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 20 (3,429) 597 (4,026)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 200 (34,294) 7,934 (42,228)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 80 (13,718) 4,156 (17,874)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 190 15,410 20,767 (5,357)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 100 (21,433) (6,339) (15,094)
Garfunkelux Holdco 2 SA 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 140 (22,818) (9,792) (13,026)
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 38 (7,198) (6,433) (765)
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 82 (15,785) (14,106) (1,679)
Rolls-Royce plc ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 80 (15,322) (11,155) (4,167)
$ (194,618) $ (41,631) $ (152,987)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month LIBOR ....................................... London Interbank Offered Rate 0.23%

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
58
Schedule of Investments
(continued)
September 30, 2020
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 182,096 $ — $ 81,361 $ — $ —
OTC Swaps ..................................................... 61,461 (127,098) 308 (162,790) —
Options Written ................................................... N/A N/A 9,878 (20,516) (42,518)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 34,654 $ — $ 34,654
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,388,253 — — 1,388,253
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — 118,520 — 103,558 — 222,078
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 81,361 — — — — 81,361
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 61,769 — — — — 61,769
$ — $ 143,130 $ 118,520 $ 1,388,253 $ 138,212 $ — $ 1,788,115
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 207,587 — 207,587
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 30,388 — — 30,388
Options written
Options written at value ..................... — — 42,518 — — — 42,518
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 289,888 — — — — 289,888
$ — $ 289,888 $ 42,518 $ 30,388 $ 207,587 $ — $ 570,381
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the year ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (244,089) $ — $ 16,417,618 $ — $ 16,173,529
Forward foreign currency exchange contracts .... — — — (3,056,697) — — (3,056,697)
Options purchased
(a)
.................... — (1,575,623) (5,612,098) — (1,720,741) — (8,908,462)
Options written ........................ — (1,683,760) 2,295,550 — 118,581 — 730,371
Swaps .............................. — (9,204,553) — — — — (9,204,553)
$ — $ (12,463,936) $ (3,560,637) $ (3,056,697) $ 14,815,458 $ — $ (4,265,812)

BlackRock Income Fund
Schedules of Investments
59
Schedule of Investments
(continued)
September 30, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (1,837) — 451,708 — 449,871
Forward foreign currency exchange contracts .... — — — 780,244 — — 780,244
Options purchased
(b)
.................... — 223,495 1,553,337 — (144,317) — 1,632,515
Options written ........................ — (97,037) (661,826) — — — (758,863)
Swaps .............................. — (955,701) — — — — (955,701)
$ — $ (829,243) $ 889,674 $ 780,244 $ 307,391 $ — $ 1,148,066
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 147,845,789
Average notional value of contracts — short ................................................................................. 23,200,007
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 100,323,424
Average amounts sold — in USD ........................................................................................ 3,204,905
Options:
Average value of option contracts purchased ................................................................................ 197,410
Average value of option contracts written ................................................................................... 121,924
Average notional value of swaption contracts purchased ......................................................................... 138,562,500
Average notional value of swaption contracts written ........................................................................... —
(a)
Credit default swaps:
Average notional value — buy protection ................................................................................... 1,538,553
Average notional value — sell protection ................................................................................... 40,618,435
(a)
Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 157,336 $ 299,102
Forward foreign currency exchange contracts ................................................................. 1,388,253 30,388
Options
(a)(b)
........................................................................................ 222,078 42,518
Swaps — Centrally cleared ............................................................................. 55,178 —
Swaps — OTC
(c)
.................................................................................... 61,769 289,888
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,884,614 $ 661,896
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(331,034) (341,620)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,553,580 $ 320,276
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
60
Schedule of Investments
(continued)
September 30, 2020
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 17,386 $ (1,296) $ — $ — $ 16,090
Barclays Bank plc ................................ 13,206 (4,318) — — 8,888
BNP Paribas SA ................................. 16,139 (2,303) — — 13,836
Citibank NA .................................... 10,931 (10,931) — — —
Credit Suisse International .......................... 33,454 (33,454) — — —
Goldman Sachs International ........................ 158 (158) — — —
JPMorgan Chase Bank NA .......................... 261,245 (113,152) — (60,000) 88,093
Morgan Stanley & Co. International plc .................. 151,975 (351) — — 151,624
UBS AG ...................................... 1,049,086 (11,285) — — 1,037,801
$ 1,553,580 $ (17 7,248) $ — $ (60,000) $ 1,316,332
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 1,296 $ (1,296) $ — $ — $ —
Barclays Bank plc ................................ 4,318 (4,318) — — —
BNP Paribas SA ................................. 2,303 (2,303) — — —
Citibank NA .................................... 35,975 (10,931) — — 25,044
Credit Suisse International .......................... 90,918 (33,454) — — 57,464
Deutsche Bank AG ............................... 7,203 — — — 7,203
Goldman Sachs International ........................ 53,475 (158) — — 53,317
JPMorgan Chase Bank NA .......................... 113,152 (113,152) — — —
Morgan Stanley & Co. International plc .................. 351 (351) — — —
UBS AG ...................................... 11,285 (11,285) — — —
$ 320,276 $ (177,248) $ — $ — $ 143,028
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Income Fund
Schedules of Investments
61
Schedule of Investments
(continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 103,217,348 $ 11,344,347 $ 114,561,695
Common Stocks:
Building Products ....................................... 8,146 — — 8,146
Chemicals ............................................ 544,407 — — 544,407
Commercial Services & Supplies ............................. — — 9,816 9,816
Construction & Engineering ................................ 115,999 — — 115,999
Consumer Finance ...................................... 17,471 — — 17,471
Diversified Telecommunication Services ........................ — 44,191 — 44,191
Entertainment ......................................... 187,933 — — 187,933
Equity Real Estate Investment Trusts (REITs) .................... 1,398,076 — — 1,398,076
Health Care Providers & Services ............................ — — 4 4
Life Sciences Tools & Services .............................. 37,804 — — 37,804
Machinery ............................................ — 4,669 — 4,669
Media ............................................... 76,920 — — 76,920
Metals & Mining ........................................ 395,852 — — 395,852
Pharmaceuticals ....................................... 385,159 — — 385,159
Professional Services .................................... — 80,963 — 80,963
Software ............................................. 182 — — 182
Corporate Bonds ........................................ — 1,048,313,687 — 1,048,313,687
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 3,192,101 — 3,192,101
Airlines .............................................. — 2,441,387 — 2,441,387
Auto Components ...................................... — 2,529,865 — 2,529,865
Automobiles .......................................... — 881,152 — 881,152
Building Products ....................................... — 1,873,130 — 1,873,130
Capital Markets ........................................ — 503,795 481,660 985,455
Chemicals ............................................ — 5,599,865 337,880 5,937,745
Commercial Services & Supplies ............................. — 7,775,219 361,336 8,136,555
Construction & Engineering ................................ — 1,155,448 — 1,155,448
Construction Materials .................................... — 2,352,092 — 2,352,092
Containers & Packaging .................................. — 5,870,972 — 5,870,972
Diversified Consumer Services .............................. — 5,968,596 — 5,968,596
Diversified Financial Services ............................... — 8,801,490 229,224 9,030,714
Diversified Telecommunication Services ........................ — 9,187,650 320,578 9,508,228
Electric Utilities ........................................ — 691,764 — 691,764
Electrical Equipment ..................................... — 1,607,089 — 1,607,089
Entertainment ......................................... — 3,005,079 — 3,005,079
Equity Real Estate Investment Trusts (REITs) .................... — 768,720 — 768,720
Food & Staples Retailing .................................. — 1,668,814 — 1,668,814
Food Products ......................................... — 5,383,501 166,566 5,550,067
Health Care Equipment & Supplies ........................... — 1,656,649 — 1,656,649
Health Care Providers & Services ............................ — 6,751,430 — 6,751,430
Health Care Technology .................................. — 1,429,591 — 1,429,591
Hotels, Restaurants & Leisure .............................. — 7,866,522 434,819 8,301,341
Household Durables ..................................... — 227,876 — 227,876
Independent Power and Renewable Electricity Producers ............ — 593,107 — 593,107
Industrial Conglomerates .................................. — 3,547,050 — 3,547,050
Insurance ............................................ — 8,674,225 — 8,674,225
Interactive Media & Services ............................... — 1,093,043 — 1,093,043
IT Services ........................................... — 19,583,260 684,355 20,267,615
Life Sciences Tools & Services .............................. — 1,221,935 — 1,221,935
Machinery ............................................ — 3,630,586 68,187 3,698,773
Media ............................................... — 11,780,904 — 11,780,904
Metals & Mining ........................................ — 1,425,808 — 1,425,808
Multiline Retail ......................................... — 151,581 — 151,581

2020
BlackRock Annual Report to Shareholders
BlackRock Income Fund
62
Schedule of Investments
(continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Multi-Utilities .......................................... $ — $ 446,873 $ — $ 446,873
Oil, Gas & Consumable Fuels ............................... — 987,273 — 987,273
Personal Products ...................................... — 1,281,817 — 1,281,817
Pharmaceuticals ....................................... — 5,693,792 — 5,693,792
Professional Services .................................... — 1,906,489 395,370 2,301,859
Road & Rail ........................................... — 2,407,449 — 2,407,449
Semiconductors & Semiconductor Equipment .................... — 222,372 294,436 516,808
Software ............................................. — 15,731,270 — 15,731,270
Specialty Retail ........................................ — 3,055,559 204,307 3,259,866
Technology Hardware, Storage & Peripherals .................... — 934,660 — 934,660
Trading Companies & Distributors ............................ — 2,223,606 — 2,223,606
Wireless Telecommunication Services ......................... — 3,334,197 — 3,334,197
Foreign Agency Obligations ................................. — 20,215,551 — 20,215,551
Foreign Government Obligations .............................. — 4,646,635 — 4,646,635
Investment Companies .................................... 41,604,925 — — 41,604,925
Non-Agency Mortgage-Backed Securities ........................ — 27,757,011 1,973,708 29,730,719
Preferred Securities ...................................... — 12,913,456 — 12,913,456
U.S. Government Sponsored Agency Securities .................... — 1,334,740 — 1,334,740
Warrants .............................................. — 28,661 — 28,661
Short-Term Securities ....................................... 138,436,913 — — 138,436,913
Options Purchased:
Equity contracts .......................................... 118,520 — — 118,520
Interest rate contracts ...................................... — 103,558 — 103,558
Unfunded Floating Rate Loan Interests
(a)
.............................. — 397 — 397
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — (1,804) — (1,804)
Subtotal ....................................................
$ 183,328,307 $ 1,397,775,716 $ 17,306,593 $ 1,598,410,616
Investments valued at NAV
(b)
...................................... 4,480
$ —
Total Investments .............................................. $ 1,598,415,096
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 81,669 $ — $ 81,669
Foreign currency exchange contracts ............................ — 1,388,253 — 1,388,253
Interest rate contracts ....................................... 34,654 — — 34,654
Liabilities:
Credit contracts ........................................... — (162,790) — (162,790)
Equity contracts ........................................... (42,518) — — (42,518)
Foreign currency exchange contracts ............................ — (30,388) — (30,388)
Interest rate contracts ....................................... (207,587) — — (207,587)
$ (215,451) $ 1,276,744 $ — $ 1,061,293
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Income Fund
Schedules of Investments
63
Schedule of Investments
(continued)
September 30, 2020
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities Total
Investments:
Assets:
Opening balance, as of September 30, 2019 ............................................... $ 6,491,103 $ 67,907 $ 8,561,187 $ 3,182,368 $ 18,302,565
Transfers into level 3 ............................................................. — 27 1,783,190 1,018,907 2,802,124
Transfers out of level 3 ............................................................ — — (4,422,346) — (4,422,346)
Accrued discounts/premiums ......................................................... (215) — 7,897 (616) 7,066
Net realized gain (loss) ............................................................ 1,467 (29,093) (694,702) 5,325 (717,003)
Net change in unrealized appreciation (depreciation)
(a)(b)
....................................... (103,521) 12,987 (126,445) (63,253) (280,232)
Purchases ..................................................................... 6,787,977 — 7,152,655 — 13,940,632
Sales ........................................................................ (1,832,464) (42,008) (8,282,718) (2,169,023) (12,326,213)
Closing balance, as of September 30, 2020 ...............................................
$ 11,344,347 $ 9,820 $ 3,978,718 $ 1,973,708 $ 17,306,593
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020
(b)
........
$ (106,839) $ 3,118 $ (137,106) $ (63,253) $ (304,080)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
64
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2020
Security Par (000) Value
Asset-Backed Securities — 0.8%
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.48%, 08/15/30
(b)
.......... USD 5,800 $ 5,736,840
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40 ........... 152 161,178
Progress Residential Trust, Series 2017-SFR1,
Class A, 2.77%, 08/17/34 ........... 974 992,187
Total Asset-Backed Securities — 0.8%
(Cost: $6,926,367) .............................. 6,890,205
Foreign Agency Obligations — 0.0%
Mexico — 0.0%
Petroleos Mexicanos :
4.25%, 01/15/25 ................. 81 75,059
4.50%, 01/23/26 ................. 163 144,288
6.95%, 01/28/60 ................. 254 196,469
415,816
Total Foreign Agency Obligations — 0.0%
(Cost: $401,822) ................................ 415,816
Foreign Government Obligations — 4.0%
Chile — 0.0%
Republic of Chile, 2.45%, 01/31/31 ....... 200 210,500
China — 3.1%
People's Republic of China:
1.99%, 04/09/25 ................. CNY 110,150 15,542,209
2.41%, 06/19/25 ................. 10,500 1,512,476
2.85%, 06/04/27 ................. 7,400 1,067,715
3.29%, 05/23/29 ................. 3,840 570,526
2.68%, 05/21/30 ................. 57,760 8,184,487
26,877,413
Colombia — 0.1%
Republic of Colombia:
6.25%, 11/26/25 ................. COP 288,100 82,232
3.13%, 04/15/31 ................. USD 390 398,385
7.25%, 10/18/34 ................. COP 810,800 230,681
711,298
Indonesia — 0.1%
Republic of Indonesia:
7.00%, 05/15/27 ................. IDR 2,072,000 141,754
2.85%, 02/14/30 ................. USD 334 351,222
7.00%, 09/15/30 ................. IDR 916,000 61,559
6.63%, 05/15/33 ................. 552,000 34,964
7.50%, 06/15/35 ................. 1,565,000 105,766
8.38%, 04/15/39 ................. 2,068,000 147,804
7.38%, 05/15/48 ................. 1,766,000 116,494
959,563
Italy — 0.3%
Republic of Italy, 1.80%, 03/01/41
(a)
....... EUR 2,160 2,652,628
Mexico — 0.1%
United Mexican States, 3.25%, 04/16/30 ... USD 370 379,620
Panama — 0.0%
Republic of Panama, 3.16%, 01/23/30 ..... 274 297,633
Peru — 0.0%
Republic of Peru, 2.78%, 01/23/31 ....... 149 161,218
Philippines — 0.0%
Republic of Philippines, 3.75%, 01/14/29 ... 200 233,438
Security Par (000) Value
Qatar — 0.1%
State of Qatar, 3.75%, 04/16/30 ......... USD 290 $ 335,856
Romania — 0.0%
Romania Government Bond, 3.00%, 02/14/31
(a)
184 188,830
Russia — 0.1%
Russian Federation:
8.15%, 02/03/27 ................. RUB 13,055 189,321
6.00%, 10/06/27 ................. 7,540 97,567
4.38%, 03/21/29 ................. USD 200 229,800
6.90%, 05/23/29 ................. RUB 15,386 208,640
8.50%, 09/17/31 ................. 11,711 177,138
902,466
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 3.25%, 10/22/30 .. USD 386 418,810
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 10/27/27 252 291,060
Total Foreign Government Obligations — 4.0%
(Cost: $34,246,468) .............................. 34,620,333
Non-Agency Mortgage-Backed Securities — 2.9%
Commercial Mortgage-Backed Securities — 2.7%
BANK
(c)
:
Series 2020-BN25, Class B, 3.04%,
01/15/63 .................... 180 192,952
Series 2020-BN26, Class B, 2.91%,
03/15/63 .................... 2,035 2,144,845
BFLD Trust, Series 2020-EYP, Class A, 1.35%,
10/15/22
(a)(c)
.................... 1,984 1,984,000
BX Commercial Mortgage Trust, Series 2019-
XL, Class D, 1.60%, 10/15/36
(a)(c)
...... 3,038 3,018,862
BX Trust, Series 2019-OC11, Class A, 3.20%,
12/09/41
(a)
..................... 3,168 3,353,421
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 810 804,625
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.38%, 12/10/49
(c)
... 735 768,735
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 297 333,967
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
................... 4,050 4,277,448
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(a)
..................... 972 1,002,361
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52 ... 863 928,426
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(c)
.... 526 541,157
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-MKST, Class
B, 1.20%, 12/15/36
(a)(c)
............. 986 952,894
KKR Industrial Portfolio Trust, Series 2020-AIP,
Class A, 1.19%, 03/15/37
(a)(c)
......... 403 403,204
Morgan Stanley Capital I Trust:
Series 2018-H3, Class B, 4.62%, 07/15/51
(c)
533 615,785
Series 2018-SUN, Class A, 1.30%,
07/15/35
(a)(c)
.................. 1,480 1,432,163
Series 2020-HR8, Class AS, 2.30%,
07/15/53 .................... 265 274,089
Series 2020-HR8, Class B, 2.70%, 07/15/53 318 326,594
23,355,528

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
65
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(c)
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.73%,
11/15/51 .................... USD 3,490 $ 125,294
Series 2019-C16, Class XA, 1.73%,
06/15/52 .................... 10,268 1,088,711
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.64%, 10/15/52 ...... 7,740 807,363
2,021,368
Total Non-Agency Mortgage-Backed Securities — 2.9%
(Cost: $25,148,182) .............................. 25,376,896
U.S. Government Sponsored Agency Securities — 55.6%
Agency Obligations — 0.6%
Federal Home Loan Bank, 4.00%, 04/10/28 . 4,100 5,075,151
Federal National Mortgage Association Variable
Rate Notes, Series 1996-W1, Class AL,
7.25%, 03/25/26
(c)
................ 3 3,306
5,078,457
Collateralized Mortgage Obligations — 0.8%
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41 1,857 2,035,951
Series 2014-27, Class VC, 4.00%, 05/25/31 3,236 3,486,550
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46
(d)
................ 500 552,210
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.78%, 07/20/39
(c)
............. 1,069 1,255,097
7,329,808
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 2,236 2,401,720
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 1,703 1,840,989
Government National Mortgage Association,
Series 2019-7, Class V, 3.00%, 05/16/35 . 221 244,583
4,487,292
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
183,705 152,659
Government National Mortgage Association
Variable Rate Notes:
Series 2005-9, 0.78%, 01/16/45
(c)
...... 1,302 26
Series 2005-50, 0.40%, 06/16/45
(c)
..... 1,611 10,692
Series 2006-30, 2.58%, 05/16/46
(c)
..... 718 23,784
Series 2016-22, 0.76%, 11/16/55
(c)
..... 18,593 837,210
Series 2016-45, 0.97%, 02/16/58
(c)
..... 9,794 573,530
Series 2016-92, 0.90%, 04/16/58
(c)
..... 4,930 274,684
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.16%, 02/16/58
(b)
........ 11,603 862,700
Series 2016-151, 1.06%, 06/16/58
(c)
.... 9,195 613,959
Series 2017-30, 0.67%, 08/16/58
(c)
..... 5,502 257,356
Series 2017-44, 0.67%, 04/17/51
(c)
..... 5,897 277,638
Series 2017-53, 0.66%, 11/16/56
(c)
..... 16,631 772,607
Series 2017-61, 0.77%, 05/16/59
(c)
..... 4,430 264,818
Series 2017-64, 0.68%, 11/16/57
(c)
..... 6,137 336,217
Series 2017-72, 0.66%, 04/16/57
(c)
..... 10,517 542,050
5,799,930
Mortgage-Backed Securities — 53.0%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... 1,674 1,781,505
Security Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 09/01/27 - 12/01/46 .......... USD 4,383 $ 4,706,921
3.50%, 12/01/40 - 01/01/48 .......... 5,122 5,627,930
4.00%, 08/01/40 - 12/01/45 .......... 2,529 2,824,896
4.50%, 02/01/39 - 08/01/48 .......... 2,972 3,319,842
5.00%, 04/01/36 - 10/01/41 .......... 927 1,066,836
5.50%, 06/01/41 ................. 933 1,083,408
Federal National Mortgage Association:
3.00%, 02/01/44 ................. 570 605,320
3.50%, 11/01/46 ................. 1,770 1,907,324
4.00%, 01/01/41 ................. 63 68,552
Government National Mortgage Association:
2.00%, 10/15/50
(e)
................ 659 684,639
2.50%, 10/15/50 - 11/15/50
(e)
......... 14,172 14,870,333
3.00%, 02/15/45 - 09/20/50 .......... 24,340 25,711,635
3.00%, 10/15/50 - 11/15/50
(e)
......... 9,507 9,953,562
3.50%, 01/15/42 - 10/20/46 .......... 19,034 20,422,489
3.50%, 10/15/50 - 11/15/50
(e)
......... 13,160 13,858,421
4.00%, 04/20/39 - 05/20/50 .......... 6,749 7,272,396
4.00%, 10/15/50
(e)
................ 6,216 6,604,379
4.50%, 12/20/39 - 08/20/50 .......... 9,404 10,204,730
4.50%, 10/15/50
(e)
................ 620 664,369
5.00%, 12/15/38 - 07/20/41 .......... 2,077 2,368,828
7.00%, 06/15/23 - 11/15/23 .......... —
(f)
29
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32 .......... 1,043 1,088,720
2.00%, 10/25/35 - 10/25/50
(e)
......... 30,718 31,795,643
2.50%, 04/01/30 - 10/01/50 .......... 10,788 11,519,663
2.50%, 10/25/35 - 11/25/50
(e)
......... 17,232 18,063,452
3.00%, 04/01/28 - 09/01/50 .......... 61,250 65,498,150
3.00%, 10/25/35 - 11/25/50
(e)
......... 47,823 50,108,882
3.50%, 11/01/28 - 08/01/50 .......... 43,124 47,290,383
3.50%, 10/25/50
(e)
................ 733 772,828
4.00%, 09/01/33 - 03/01/50 .......... 22,432 24,942,887
4.00%, 10/25/50 - 11/25/50
(e)
......... 30,623 32,678,456
4.50%, 02/01/25 - 01/01/50 .......... 28,212 30,725,952
4.50%, 10/25/50
(e)
................ 3,576 3,868,226
5.00%, 11/01/32 - 06/01/45 .......... 792 898,644
5.00%, 10/25/50
(e)
................ 2,157 2,363,516
5.50%, 02/01/35 - 04/01/41 .......... 2,850 3,338,433
6.00%, 05/01/33 - 06/01/41 .......... 2,606 3,058,710
6.50%, 05/01/40 ................. 588 707,449
464,328,338
Total U.S. Government Sponsored Agency Securities — 55.6%
(Cost: $480,213,389) ............................. 487,023,825
U.S. Treasury Obligations — 55.4%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 .......... 3,503 5,413,823
4.50%, 08/15/39 ................. 1,760 2,786,644
4.38%, 11/15/39 ................. 1,760 2,753,712
4.63%, 02/15/40 ................. 1,743 2,810,587
3.88%, 08/15/40 ................. 1,743 2,583,861
3.13%, 02/15/43 ................. 6,770 9,190,011
2.88%, 05/15/43 - 11/15/46 .......... 13,280 17,479,458
3.63%, 08/15/43 ................. 6,770 9,888,167
3.75%, 11/15/43 ................. 6,770 10,075,135
2.50%, 02/15/45 ................. 6,264 7,726,252
2.75%, 11/15/47 ................. 6,264 8,160,573
3.00%, 02/15/48 ................. 12,774 17,400,583
2.25%, 08/15/49 ................. 9,205 10,978,760
U.S. Treasury Inflation Linked Bonds,
0.25%, 02/15/50 ................. 3,310 3,912,254
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23 ................. 26,350 27,571,012
0.13%, 07/15/30 ................. 1,983 2,205,590

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
66
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
1.13%, 07/31/21 ................. USD 29,290 $ 29,534,847
1.75%, 07/31/21 - 11/15/29 .......... 76,690 79,500,293
1.50%, 01/31/22 - 02/15/30 .......... 47,070 48,965,465
2.13%, 12/31/22 - 05/15/25 .......... 40,360 43,129,121
0.50%, 03/15/23 - 05/31/27 .......... 35,575 35,878,719
0.25%, 04/15/23 ................. 8,835 8,858,813
2.75%, 05/31/23 ................. 13,020 13,921,737
2.25%, 11/15/24 - 08/15/27 .......... 27,938 30,763,197
2.00%, 02/15/25 ................. 16,270 17,516,307
0.38%, 04/30/25 ................. 14,918 15,005,993
0.63%, 03/31/27 ................. 5,911 5,988,582
2.88%, 08/15/28 ................. 3,910 4,617,618
3.13%, 11/15/28 ................. 3,910 4,712,161
1.63%, 08/15/29 ................. 6,070 6,610,609
Total U.S. Treasury Obligations — 55.4%
(Cost: $455,844,610) ............................. 485,939,884
Total Long-Term Investments — 118.7%
(Cost: $1,002,780,838) ........................... 1,040,266,959
Shares
Short-Term Securities — 3.3%
(g)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
*
................... 28,606,884 28,606,884
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 126,183 126,183
Total Short-Term Securities — 3.3%
(Cost: $28,733,067) .............................. 28,733,067
Total Options Purchased — 0.0%
(Cost: $1,044,957) .............................. 702,676
Total Investments Before Options Written and TBA Sale
Commitments — 122.0%
(Cost: $1,032,558,862 ) ........................... 1,069,702,702
Total Options Written — (0.0)%
(Premium Received — $337,116) .................... (117,759)
Security Pa r (000) Value
TBA Sale Commitments — (13.4)%
(e)
Mortgage-Backed Securities — (13.4)%
Government National Mortgage Association:
2.50%, 10/15/50 ................. USD 3,800 $ (3,990,742)
3.00%, 10/15/50 ................. 6,993 (7,322,026)
3.50%, 10/15/50 ................. 7,165 (7,544,055)
4.00%, 10/15/50 ................. 710 (754,361)
4.50%, 10/15/50 ................. 6,757 (7,302,707)
5.00%, 10/15/50 ................. 185 (201,383)
Uniform Mortgage-Backed Securities:
2.50%, 10/25/35 - 11/25/50 .......... 14,910 (15,637,480)
3.00%, 10/25/35 - 11/25/50 .......... 58,949 (61,760,665)
3.50%, 10/25/35 - 10/25/50 .......... 5,302 (5,592,675)
4.00%, 10/25/35 - 10/25/50 .......... 6,374 (6,794,253)
4.50%, 10/25/50 ................. 665 (719,343)
Total TBA Sale Commitments — (13.4)%
(Proceeds: $117,717,770) ......................... (117,619,690)
Total Investments Net of Options Written and TBA Sale
Commitments — 108.6%
(Cost: $914,503,976 ) ............................. 951,965,253
Liabilities in Excess of Other Assets — (8.6)% ............ (75,588,757)
Net Assets — 100.0% .............................. $ 876,376,496
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Represents or includes a TBA transaction.
(f)
Amount is less than 500.
(g)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,676,500 $ 26,930,384 $ — $ — $ — $ 28,606,884 28,606,884 $ 88,497 $ 3
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
67
Schedule of Investments
(continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 322 12/21/20 $ 44,929 $ (6,726)
U.S. Treasury 2 Year Note .................................................... 237 12/31/20 52,368 16,701
9,975
Short Contracts
Euro-Bund .............................................................. 25 12/08/20 5,115 (7,322)
Canada 10 Year Bond ...................................................... 46 12/18/20 5,244 4,171
U.S. Treasury 10 Year Ultra Note ............................................... 64 12/21/20 10,235 (35,989)
U.S. Treasury Long Bond .................................................... 32 12/21/20 5,641 1,396
U.S. Treasury Ultra Bond .................................................... 103 12/21/20 22,847 27,104
U.S. Treasury 5 Year Note .................................................... 116 12/31/20 14,620 (7,603)
(18,243)
$ (8,268)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 90,000 BRL 490,185 Barclays Bank plc 10/02/20 $ 2,716
USD 40,000 BRL 222,412 Citibank NA 10/02/20 396
EUR 10,500 USD 12,296 UBS AG 10/05/20 16
USD 57,013 EUR 48,000 State Street Bank and Trust Co. 10/05/20 732
AUD 313,000 USD 222,942 Bank of America NA 10/06/20 1,246
USD 229,827 AUD 313,000 BNP Paribas SA 10/06/20 5,639
USD 420,000 BRL 2,259,973 BNP Paribas SA 11/03/20 17,921
USD 150,000 BRL 806,302 UBS AG 11/03/20 6,548
USD 12,330 EUR 10,500 Goldman Sachs International 11/04/20 11
USD 620,000 TRY 4,785,160 JPMorgan Chase Bank NA 11/18/20 8,336
USD 338,228 COP 1,254,300,659 Barclays Bank plc 12/04/20 11,582
USD 116,354 MXN 2,495,163 Deutsche Bank AG 12/04/20 4,339
USD 1,125,723 RUB 85,213,252 Citibank NA 12/04/20 35,528
CLP 78,566,000 USD 100,000 Citibank NA 12/16/20 155
JPY 9,543,465 USD 90,000 Bank of America NA 12/16/20 586
JPY 11,591,803 USD 110,000 BNP Paribas SA 12/16/20 29
KRW 82,916,820 USD 70,000 UBS AG 12/16/20 1,120
TWD 2,583,603 USD 90,000 BNP Paribas SA 12/16/20 254
USD 131,095 AUD 180,000 ANZ Banking Group Ltd. 12/16/20 2,143
USD 110,000 BRL 591,217 Morgan Stanley & Co. International plc 12/16/20 4,952
USD 90,000 CLP 68,888,700 Citibank NA 12/16/20 2,181
USD 80,000 CLP 61,561,920 HSBC Bank plc 12/16/20 1,521
USD 90,000 COP 335,714,400 Barclays Bank plc 12/16/20 2,629
USD 226,154 EUR 190,000 Bank of America NA 12/16/20 2,996
USD 4,543,185 EUR 3,830,000 Morgan Stanley & Co. International plc 12/16/20 44,793
USD 130,000 KRW 151,376,810 UBS AG 12/16/20 160
USD 260,000 MXN 5,661,961 Goldman Sachs International 12/16/20 6,171
USD 230,000 MXN 4,897,717 State Street Bank and Trust Co. 12/16/20 10,432
USD 130,000 PLN 487,033 Citibank NA 12/16/20 3,974
USD 310,000 RUB 23,743,023 Citibank NA 12/16/20 6,757
USD 110,000 RUB 8,603,007 Goldman Sachs International 12/16/20 124
USD 440,000 ZAR 7,393,366 Goldman Sachs International 12/17/20 2,672
ZAR 1,868,835 USD 110,000 State Street Bank and Trust Co. 12/17/20 544
189,203
BRL 217,860 USD 40,000 Barclays Bank plc 10/02/20 (1,208)
BRL 484,830 USD 90,000 BNP Paribas SA 10/02/20 (3,668)

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
68
Schedule of Investments
(continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 10,500 USD 12,323 Goldman Sachs International 10/05/20 $ (11)
KZT 9,564,849 USD 22,540 Citibank NA 10/23/20 (596)
BRL 2,423,696 USD 440,000 Citibank NA 11/03/20 (8,792)
BRL 706,563 USD 130,000 Goldman Sachs International 11/03/20 (4,293)
USD 222,957 AUD 313,000 Bank of America NA 11/04/20 (1,246)
USD 12,303 EUR 10,500 UBS AG 11/04/20 (16)
IDR 2,154,000,000 USD 145,364 BNP Paribas SA 12/04/20 (1,446)
IDR 2,154,000,000 USD 145,836 Citibank NA 12/04/20 (1,919)
RUB 2,646,905 USD 34,408 Bank of America NA 12/04/20 (545)
RUB 23,201,656 USD 301,793 Credit Suisse International 12/04/20 (4,959)
RUB 5,285,856 USD 68,952 HSBC Bank plc 12/04/20 (1,327)
USD 434,535 CNY 2,988,000 Barclays Bank plc 12/04/20 (3,929)
USD 2,797,055 CNY 19,225,000 Citibank NA 12/04/20 (24,049)
USD 89,956 CNY 618,000 HSBC Bank plc 12/04/20 (730)
USD 836,344 IDR 12,660,581,507 Standard Chartered Bank 12/04/20 (9,560)
BRL 593,885 USD 110,000 BNP Paribas SA 12/16/20 (4,478)
COP 336,875,400 USD 90,000 Citibank NA 12/16/20 (2,327)
EUR 300,000 USD 355,046 Bank of America NA 12/16/20 (2,692)
KRW 69,741,810 USD 60,000 UBS AG 12/16/20 (180)
MXN 6,418,362 USD 300,000 Citibank NA 12/16/20 (12,261)
MXN 14,274,106 USD 660,000 Goldman Sachs International 12/16/20 (20,083)
PLN 488,724 USD 130,000 Goldman Sachs International 12/16/20 (3,536)
RUB 16,756,498 USD 220,000 BNP Paribas SA 12/16/20 (5,988)
RUB 8,371,990 USD 110,000 Citibank NA 12/16/20 (3,074)
RUB 9,893,353 USD 130,000 Goldman Sachs International 12/16/20 (3,644)
TRY 2,248,080 USD 290,000 JPMorgan Chase Bank NA 12/16/20 (5,439)
USD 12,271,538 CNY 84,370,504 Standard Chartered Bank 12/16/20 (99,244)
USD 128,205 EUR 110,000 JPMorgan Chase Bank NA 12/16/20 (991)
USD 170,000 MXN 3,827,280 Citibank NA 12/16/20 (1,579)
USD 190,000 MXN 4,274,719 Morgan Stanley & Co. International plc 12/16/20 (1,638)
USD 40,000 RUB 3,158,121 Goldman Sachs International 12/16/20 (335)
USD 90,000 TWD 2,606,737 UBS AG 12/16/20 (1,062)
ZAR 1,853,108 USD 110,000 Bank of America NA 12/17/20 (386)
(237,231)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Down and In BNP Paribas SA 11/02/20 ZAR 16.58 ZAR 15.68 USD 1,920 $ 611
USD Currency ............... Down and In Bank of America NA 11/02/20 ZAR 17.03 ZAR 16.13 USD 2,180 2,571
USD Currency ............... Down and In
Morgan Stanley & Co.
International plc 11/02/20 MXN 21.40 MXN 20.40 USD 4,100 740
$ 3,922
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar December 2020 Futures .......... 2,668 12/11/20 USD 99.63 USD 667,000 $ 133,400
90-day Eurodollar June 2021 Futures .............. 996 06/11/21 USD 99.25 USD 249,000 186,750
$ 320,150

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
69
Schedule of Investments
(continued)
September 30, 2020
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
AUD Currency ........................... Morgan Stanley & Co. International plc 10/14/20 JPY 72.40 AUD 5,052 $ 2,399
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 02/22/22 1.05 % USD 17,800 $ 376,205
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 5 Year Note ....................... 300 10/23/20 USD 126.00 USD 30,000 $ (44,531)
Put
U.S. Treasury 5 Year Note ....................... 300 10/23/20 USD 126.00 USD 30,000 (35,156)
90-day Eurodollar June 2021 Futures ............... 996 06/11/21 USD 98.75 USD 249,000 (37,350)
(72,506)
$ (117,037)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
0.40% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 10/28/20 0.40 % USD 9,200 $ (722)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.37% Semi-Annual 3 month LIBOR Quarterly N/A 11/30/20 USD 10,970 $ (68,223) $ — $ (68,223)
28 day MXIBTIIE Monthly 4.51% Monthly 10/01/20
(a)
09/29/22 MXN 30,163 — — —
1 day Fed Funds At Termination 0.04% At Termination 09/19/22
(a)
09/19/23 USD 42,911 (8,964) — (8,964)
1 day Fed Funds At Termination 0.05% At Termination 09/19/22
(a)
09/19/23 USD 85,822 (6,893) — (6,893)
1 day Fed Funds At Termination 0.04% At Termination 09/23/22
(a)
09/23/23 USD 42,904 (8,350) — (8,350)
28 day MXIBTIIE Monthly 8.39% Monthly N/A 01/18/24 MXN 6,196 32,588 — 32,588
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 5,385 16,079 — 16,079
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 4,634 14,172 — 14,172
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 3,373 9,852 — 9,852
3 month BA Semi-Annual 0.75% Semi-Annual N/A 05/26/25 CAD 5,960 6,883 — 6,883
3 month BA Semi-Annual 0.85% Semi-Annual N/A 06/04/25 CAD 2,977 14,205 (20) 14,225
3 month BA Semi-Annual 0.85% Semi-Annual N/A 06/04/25 CAD 2,978 13,987 — 13,987

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
70
Schedule of Investments
(continued)
September 30, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 0.70% Semi-Annual N/A 08/06/25 CAD 11,895 $ (16,256) $ — $ (16,256)
0.39% At Termination 1 day Fed Funds At Termination 09/18/24
(a)
09/18/25 USD 85,822 (4,015) — (4,015)
0.38% At Termination 1 day Fed Funds At Termination 09/18/24
(a)
09/18/25 USD 42,911 4,343 — 4,343
0.39% At Termination 1 day Fed Funds At Termination 09/23/24
(a)
09/23/25 USD 42,904 (550) — (550)
2.85% Semi-Annual 3 month LIBOR Quarterly N/A 12/21/28 USD 2,600 (496,780) — (496,780)
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 4,700 (432,249) — (432,249)
$ (930,171) $ (20) $ (930,151)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% At Termination 1 month HICPXT At Termination 09/15/25 EUR 3,015 $ (21,978) $ — $ (21,978)
0.73% At Termination 1 month HICPXT At Termination 09/15/25 EUR 3,015 (23,853) — (23,853)
1 month HICPXT At Termination 0.96% At Termination 09/15/30 EUR 3,015 35,907 — 35,907
1 month HICPXT At Termination 0.98% At Termination 09/15/30 EUR 3,015 42,061 — 42,061
$ 32,137 $ — $ 32,137
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 3.10% At Termination Citibank NA 01/03/22 BRL 4,592 $ 934 $ — $ 934
1 day
BZDIOVER At Termination 4.52% At Termination BNP Paribas SA 01/02/23 BRL 5,039 1,353 — 1,353
1 day
BZDIOVER At Termination 5.13% At Termination JPMorgan Chase Bank NA 01/02/23 BRL 1,401 6,271 — 6,271
$ 8,558 $ — $ 8,558
OTC Inflation Swaps
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (0.96)% At Termination Citibank NA 04/15/21 USD 6,094 $ (102,751) $ — $ (102,751)
1 month USCPI At Termination (1.00)% At Termination Citibank NA 04/15/21 USD 6,094 (104,915) — (104,915)
1 month USCPI At Termination (1.00)% At Termination Citibank NA 04/15/21 USD 6,094 (104,915) — (104,915)
1 month USCPI At Termination (1.02)% At Termination Citibank NA 04/15/21 USD 6,094 (106,032) — (106,032)
0.04% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 6,094 125,453 — 125,453
0.02% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 6,094 128,021 — 128,021
0.01% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 6,094 128,954 — 128,954

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
71
Schedule of Investments
(continued)
September 30, 2020
i
OTC Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
0.00% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 6,094 $ 130,355 $ — $ 130,355
1 month USCPI At Termination (0.05)% At Termination Citibank NA 04/15/22 USD 9,140 (204,285) — (204,285)
0.62% At Termination 1 month USCPI At Termination Citibank NA 04/15/24 USD 9,140 302,688 — 302,688
– $ – $ –
$ 192,573 $ — $ 192,573
– – –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day Fed Funds ...................................... 1 day Fed Funds 0.09
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco 0.00
1 month USCPI ....................................... U.S. Consumer Price Index 2.06
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.55
3 month BA .......................................... Canadian Bankers Acceptances 0.51
3 month LIBOR ....................................... London Interbank Offered Rate 0.23
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (20) $ 190,097 $ (1,088,111) $ —
OTC Swaps ..................................................... — — 824,029 (622,898) —
Options Written ................................................... N/A N/A 219,357 — (117,759)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
72
Schedule of Investments
(continued)
September 30, 2020
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 49,372 $ — $ 49,372
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 189,203 — — 189,203
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 6,321 696,355 — 702,676
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 112,129 77,968 190,097
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 8,558 815,471 824,029
$ — $ — $ — $ 195,524 $ 866,414 $ 893,439 $ 1,955,377
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 57,640 — 57,640
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 237,231 — — 237,231
Options written
(b)
Options written at value ..................... — — — — 117,759 — 117,759
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,042,280 45,831 1,088,111
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — — 622,898 622,898
$ — $ — $ — $ 237,231 $ 1,217,679 $ 668,729 $ 2,123,639
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the year ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 6,565,396 $ — $ 6,565,396
Forward foreign currency exchange contracts .... — — — 128,973 — — 128,973
Options purchased
(a)
.................... — — — (140,274) (943,142) — (1,083,416)
Options written ........................ — — — — 1,298,701 — 1,298,701
Swaps .............................. — 22,148 — — (10,406,939) 127,392 (10,257,399)
$ — $ 22,148 $ — $ (11,301) $ (3,485,984) $ 127,392 $ (3,347,745)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — (164,427) — (164,427)
Forward foreign currency exchange contracts .... — — — (408,702) — — (408,702)
Options purchased
(b)
.................... — — — (50,903) (59,474) — (110,377)
Options written ........................ — — — — 248,139 — 248,139
Swaps .............................. — (1,815) — — 5,082,255 217,630 5,298,070
$ — $ (1,815) $ — $ (459,605) $ 5,106,493 $ 217,630 $ 4,862,703
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
73
Schedule of Investments
(continued)
September 30, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 145,009,649
Average notional value of contracts — short ................................................................................. 31,472,893
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 21,992,596
Average amounts sold — in USD ........................................................................................ 8,938,944
Options:
Average value of option contracts purchased ................................................................................ 88,581
Average value of option contracts written ................................................................................... 387,121
Average notional value of swaption contracts purchased ......................................................................... 43,647,000
Average notional value of swaption contracts written ........................................................................... 48,855,500
Credit default swaps:
Average notional value — buy protection ................................................................................... 541,875
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 120,841,408
Average notional value — receives fixed rate ................................................................................ 101,472,426
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 18,524,618
Average notional value — receives fixed rate ................................................................................ 18,524,618
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 324,596 $ 89,665
Forward foreign currency exchange contracts ................................................................. 189,203 237,231
Options
(a)(b)
........................................................................................ 702,676 117,759
Swaps — Centrally cleared ............................................................................. 16,524 —
Swaps — OTC
(c)
.................................................................................... 824,029 622,898
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,057,028 $ 1,067,553
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(661,270) (206,702)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,395,758 $ 860,851
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
ANZ Banking Group Ltd. ........................... $ 2,143 $ — $ — $ — $ 2,143
Bank of America NA .............................. 7,399 (4,869) — — 2,530
Barclays Bank plc ................................ 393,132 (5,859) — (387,273) —
BNP Paribas SA ................................. 25,807 (15,580) — — 10,227
Citibank NA .................................... 865,396 (677,495) — (187,901) —
Deutsche Bank AG ............................... 4,339 — — — 4,339
Goldman Sachs International ........................ 8,978 (8,978) — — —
HSBC Bank plc .................................. 1,521 (1,521) — — —
JPMorgan Chase Bank NA .......................... 14,607 (6,430) — (8,177) —
Morgan Stanley & Co. International plc .................. 52,884 (1,638) — — 51,246
State Street Bank and Trust Co. ...................... 11,708 — — — 11,708
UBS AG ...................................... 7,844 (1,258) — — 6,586
$ 1,395,758 $ (723,628) $ — $ (583,351) $ 88,779

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
74
Schedule of Investments
(continued)
September 30, 2020
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(d)
Bank of America NA .............................. $ 4,869 $ (4,869) $ — $ — $ —
Barclays Bank plc ................................ 5,859 (5,859) — — —
BNP Paribas SA ................................. 15,580 (15,580) — — —
Citibank NA .................................... 677,495 (677,495) — — —
Credit Suisse International .......................... 4,959 — — — 4,959
Goldman Sachs International ........................ 31,902 (8,978) — — 22,924
HSBC Bank plc .................................. 2,057 (1,521) — — 536
JPMorgan Chase Bank NA .......................... 6,430 (6,430) — — —
Morgan Stanley & Co. International plc .................. 1,638 (1,638) — — —
Standard Chartered Bank ........................... 108,804 — — — 108,804
UBS AG ...................................... 1,258 (1,258) — — —
$ 860,851 $ (723,628) $ — $ — $ 137,223
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
75
Schedule of Investments
(continued)
September 30, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 6,890,205 $ — $ 6,890,205
Foreign Agency Obligations ................................. — 415,816 — 415,816
Foreign Government Obligations .............................. — 34,620,333 — 34,620,333
Non-Agency Mortgage-Backed Securities ........................ — 25,376,896 — 25,376,896
U.S. Government Sponsored Agency Securities .................... — 486,471,615 552,210 487,023,825
U.S. Treasury Obligations ................................... — 485,939,884 — 485,939,884
Short-Term Securities ....................................... 28,733,067 — — 28,733,067
Options Purchased:
Foreign currency exchange contracts ........................... — 6,321 — 6,321
Interest rate contracts ...................................... 320,150 376,205 — 696,355
Liabilities:
Investments:
TBA Sale Commitments .................................... — (117,619,690) — (117,619,690)
$ 29,053,217 $ 922,477,585 $ 552,210 $ 952,083,012
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 189,203 $ — $ 189,203
Interest rate contracts ....................................... 49,372 120,687 — 170,059
Other contracts ........................................... — 893,439 — 893,439
Liabilities:
Foreign currency exchange contracts ............................ — (237,231) — (237,231)
Interest rate contracts ....................................... (174,677) (1,043,002) — (1,217,679)
Other contracts ........................................... — (668,729) — (668,729)
$ (125,305) $ (745,633) $ — $ (870,938)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities

September 30, 2020
2020
BlackRock Annual Report to Shareholders
76
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
ASSETS
Investments at value — unaffiliated
(a)
.......................................................... $ 1,007,141,240 $ 1,422,044,702 $ 1,041,095,818
Investments at value — affiliated
(b)
............................................................ 3,225,583 176,371,801 28,606,884
Cash   ............................................................................... 10,493 220,110 147,068
Cash pledged:
Collateral — OTC derivatives .............................................................. — 5,950,000 —
Collateral — TBA commitments ............................................................. 499,000 — —
Futures contracts ...................................................................... 928,310 2,106,000 1,558,650
Centrally cleared swaps .................................................................. 351,000 1,033,000 918,560
Foreign currency at value
(c)
................................................................. — 839,042 1,953,832
Receivables: – – –
Investments sold ...................................................................... 119,562,394 7,410,578 101,080,427
TBA sale commitments .................................................................. 213,450,077 — 117,717,770
Capital shares sold ..................................................................... 2,735,821 4,751,782 1,849,802
Dividends — affiliated ................................................................... 147 5,204 1,025
Dividends — unaffiliated ................................................................. — 14,694 —
Interest — unaffiliated ................................................................... 2,680,528 16,004,254 3,566,100
From the Manager ..................................................................... 23,053 10,366 44,707
Variation margin on futures contracts ......................................................... 170,580 157,336 324,596
Variation margin on centrally cleared swaps .................................................... — 55,178 16,524
Swap premiums paid ..................................................................... — 61,461 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 1,388,253 189,203
OTC swaps .......................................................................... — 308 824,029
Unfunded floating rate loan interests ......................................................... — 397 —
Prepaid expenses ....................................................................... 74,515 95,607 165,374
Total assets ...........................................................................
1,350,852,741 1,638,520,073 1,300,060,369
LIABILITIES
Cash received as collateral for OTC derivatives ................................................... — 60,000 690,000
Options written at value
(d)
.................................................................. 53,604 42,518 117,759
TBA sale commitments at value
(e)
............................................................ 213,509,254 — 117,619,690
Reverse repurchase agreements at value ....................................................... 18,251,805 — —
Payables: – – –
Investments purchased .................................................................. 493,963,590 29,843,528 300,403,382
Swaps   ............................................................................ — 41,932 —
Accounting services fees ................................................................. 38,409 141,781 55,402
Administration fees ..................................................................... 20,888 55,208 29,611
Capital shares redeemed ................................................................. 3,302,993 4,901,376 2,510,219
Custodian fees ........................................................................ 25,192 74,817 33,544
Income dividend distributions .............................................................. 292,423 682,719 504,954
Investment advisory fees ................................................................. 124,681 604,236 212,266
Trustees' and Officer's fees ............................................................... 601 1,709 662
Other affiliate fees ..................................................................... 6,442 1,914 7,360
Printing and postage fees ................................................................ 13,154 25,905 111
Professional fees ...................................................................... 73,006 116,562 59,372
Registration fees ...................................................................... 9,980 45,481 10,036
Service and distribution fees ............................................................... 63,300 55,892 113,851
Transfer agent fees .................................................................... 163,477 396,766 359,997
Other accrued expenses ................................................................. 13,570 43,823 5,863
Variation margin on futures contracts ......................................................... 40,629 299,102 89,665
Variation margin on centrally cleared swaps .................................................... 88 — —
Swap premiums received .................................................................. — 127,098 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 30,388 237,231
OTC swaps .......................................................................... — 162,790 622,898
Unfunded floating rate loan interests ......................................................... — 1,804 —
Total liabilities ..........................................................................
729,967,086 37,757,349 423,683,873
NET ASSETS ..........................................................................
$ 620,885,655 $ 1,600,762,724 $ 876,376,496

Statements of Assets and Liabilities
(continued)
September 30, 2020
77
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 685,061,215 $ 1,606,398,282 $ 881,565,536
Accumulated loss ....................................................................... (64,175,560) (5,635,558) (5,189,040)
NET ASSETS ..........................................................................
$ 620,885,655 $ 1,600,762,724 $ 876,376,496
(a)
  Investments at cost — unaffiliated ........................................................... $ 990,972,763 $ 1,405,563,190 $ 1,003,951,978
(b)
  Investments at cost — affiliated ............................................................ $ 3,225,583 $ 177,772,536 $ 28,606,884
(c)
  Foreign currency at cost ................................................................. $ — $ 835,431 $ 1,827,327
(d)
  Premiums received .................................................................... $ 170,424 $ 31,880 $ 337,116
(e)
  Proceeds from TBA sale commitments ....................................................... $ 213,450,077 $ — $ 117,717,770

Statements of Assets and Liabilities
(continued)
September 30, 2020
2020
BlackRock Annual Report to Shareholders
78
See notes to financial statements.
BlackRock GNMA
Portfolio
BlackRock Income
Fund
BlackRock U.S.
Government Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets ...........................................................................
$ 356,671,451 $ 1,300,682,524 $ 412,161,196
Share outstanding
(f)
....................................................................
37,538,384 127,210,571 37,082,372
Net asset value .......................................................................
$ 9.50 $ 10.22 $ 11.11
Service
Net assets ...........................................................................
$ 4,168,118 $ — $ 1,113,249
Share outstanding
(f)
....................................................................
439,376 — 100,235
Net asset value .......................................................................
$ 9.49 $ — $ 11.11
Investor A
Net assets ...........................................................................
$ 161,035,089 $ 142,602,472 $ 414,711,372
Share outstanding
(f)
....................................................................
16,877,329 13,948,334 37,229,977
Net asset value .......................................................................
$ 9.54 $ 10.22 $ 11.14
Investor C
Net assets ...........................................................................
$ 31,335,901 $ 30,905,056 $ 25,922,330
Share outstanding
(f)
....................................................................
3,298,683 3,021,405 2,330,950
Net asset value .......................................................................
$ 9.50 $ 10.23 $ 11.12
Class K
Net assets ...........................................................................
$ 67,675,096 $ 126,572,672 $ 17,335,084
Share outstanding
(f)
....................................................................
7,145,840 12,380,229 1,559,619
Net asset value .......................................................................
$ 9.47 $ 10.22 $ 11.11
Class R
Net assets ...........................................................................
$ — $ — $ 5,133,265
Share outstanding
(f)
....................................................................
— — 460,859
Net asset value .......................................................................
$ — $ — $ 11.14
(f)
Unlimited number of shares authorized, $0.001 par value.

Statements of Operations
Year Ended September 30, 2020
79
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 33,708 $ 2,749,225 $ 88,497
Dividends — unaffiliated ................................................................. 2,456 1,105,602 1,082
Interest — unaffiliated ................................................................... 14,798,421 62,490,751 18,031,277
Foreign taxes withheld .................................................................. — (653) (14,260)
Total investment income ...................................................................
14,834,585 66,344,925 18,106,596
EXPENSES
Investment advisory .................................................................... 1,820,878 6,501,895 2,946,887
Service and distribution — class specific ...................................................... 711,008 618,979 1,318,714
Transfer agent — class specific ............................................................ 560,716 1,235,404 1,054,824
Administration ....................................................................... 226,677 537,659 314,746
Registration ......................................................................... 111,431 265,532 142,848
Administration — class specific ............................................................ 107,104 266,733 151,112
Professional ......................................................................... 95,777 187,231 76,929
Accounting services .................................................................... 77,603 295,378 106,323
Custodian ........................................................................... 54,177 119,018 76,306
Printing and postage ................................................................... 38,622 33,821 39,543
Trustees and Officer .................................................................... 4,459 16,237 7,279
Miscellaneous ........................................................................ 28,440 142,265 27,411
Total expenses excluding interest expense .......................................................
3,836,892 10,220,152 6,262,922
Interest expense ........................................................................ 329,662 22,735 840,282
Total expenses .........................................................................
4,166,554 10,242,887 7,103,204
Less: – – –
Fees waived and/or reimbursed by the Manager ................................................. (477,507) (544,238) (712,286)
Transfer agent fees waived and/or reimbursed — class specific ....................................... (324,797) (576,558) (692,945)
Administration fees waived — class specific .................................................... (107,104) (263,300) (150,698)
Total expenses after fees waived and/or reimbursed ................................................
3,257,146 8,858,791 5,547,275
Net investment income ....................................................................
11,577,439 57,486,134 12,559,321
REALIZED AND UNREALIZED GAIN (LOSS) $ 7,411,311 $ (13,696,754) $ 33,842,426
Net realized gain (loss) from:
Investments — affiliated ............................................................... $ — $ (1,590,550) $ —
Investments — unaffiliated ............................................................. 8,350,469 (20,876,803) 11,647,251
Capital gain distributions from underlying funds — affiliated ........................................ 6 303 3
Forward foreign currency exchange contracts ................................................. — (3,056,697) 128,973
Foreign currency transactions ........................................................... — (2,725,478) (161,296)
Futures contracts .................................................................... (5,483,827) 16,173,529 6,565,396
Options written ..................................................................... 731,924 730,371 1,298,701
Payment by affiliate .................................................................. — 6,184 —
Swaps   .......................................................................... (4,032,926) (9,204,553) (10,257,399)
Unfunded floating rate loan interests ....................................................... — (964) —
(434,354) (20,544,658) 9,221,629
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................... — (1,672,890) —
Investments — unaffiliated ............................................................. 6,558,246 8,978,973 19,524,573
Forward foreign currency exchange contracts ................................................. — 780,244 (408,702)
Foreign currency translations ............................................................ — 28,151 123,144
Futures contracts .................................................................... (142,568) 449,871 (164,427)
Options written ..................................................................... 138,453 (758,863) 248,139
Swaps   .......................................................................... 1,291,534 (955,701) 5,298,070
Unfunded floating rate loan interests ....................................................... — (1,881) —
7,845,665 6,847,904 24,620,797
Net realized and unrealized gain (loss) .........................................................
7,411,311 (13,696,754) 33,842,426
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 18,988,750 $ 43,789,380 $ 46,401,747
Suppression logic for footnote

Statements of Changes in Net Assets

2020
BlackRock Annual Report to Shareholders
80
See notes to financial statements.
BlackRock GNMA Portfolio BlackRock Income Fund
Year Ended September 30, Year Ended September 30,
2020 2019 2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 11,577,439 $ 12,682,621 $ 57,486,134 $ 37,646,638
Net realized gain (loss) .................................................... (434,354) (3,470,345) (20,544,658) 11,206,283
Net change in unrealized appreciation (depreciation) ................................ 7,845,665 23,265,410 6,847,904 12,468,193
Net increase in net assets resulting from operations ...................................
18,988,750 32,477,686 43,789,380 61,321,114
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain:
  Institutional ........................................................... (9,664,123) (9,407,704) (51,450,923) (33,063,857)
  Service .............................................................. (165,522) (252,843) — —
  Investor A ............................................................ (4,476,553) (4,412,535) (5,326,152) (3,996,498)
  Investor C ............................................................ (803,210) (950,086) (1,235,281) (1,240,495)
  Class K .............................................................. (2,225,573) (1,314,642) (4,951,889) (2,349,783)
From return of capital: – – – –
  Institutional ........................................................... — (35,973) — —
  Service .............................................................. — (967) — —
  Investor A ............................................................ — (16,873) — —
  Investor C ............................................................ — (3,633) — —
  Class K .............................................................. — (5,027) — —
Decrease in net assets resulting from distributions to shareholders .........................
(17,334,981) (16,400,283) (62,964,245) (40,650,633)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
130,528,317 30,377,670 485,402,609 535,223,240
NET ASSETS
Total increase in net assets ................................................... 132,182,086 46,455,073 466,227,744 555,893,721
Beginning of year ..........................................................
488,703,569 442,248,496 1,134,534,980 578,641,259
End of year ..............................................................
$ 620,885,655 $ 488,703,569 $ 1,600,762,724 $ 1,134,534,980
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
81
Financial Statements
See notes to financial statements.
BlackRock U.S. Government Bond Portfolio
Year Ended September 30,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 12,559,321 $ 13,953,283
Net realized gain ...................................................................................... 9,221,629 6,746,627
Net change in unrealized appreciation (depreciation) .............................................................. 24,620,797 29,198,303
Net increase in net assets resulting from operations .................................................................
46,401,747 49,898,213
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
  Institutional ......................................................................................... (6,146,838) (5,086,218)
  Service ............................................................................................ (74,974) (64,915)
  Investor A .......................................................................................... (6,697,465) (8,976,963)
  Investor C .......................................................................................... (267,817) (549,706)
  Investor C1 ......................................................................................... (50,588) (257,385)
  Class K ............................................................................................ (251,979) (74,873)
  Class R ............................................................................................ (137,036) (391,511)
From return of capital: – –
  Institutional ......................................................................................... — (19,062)
  Service ............................................................................................ — (243)
  Investor A .......................................................................................... — (33,644)
  Investor C .......................................................................................... — (2,060)
  Investor C1 ......................................................................................... — (965)
  Class K ............................................................................................ — (281)
  Class R ............................................................................................ — (1,467)
Decrease in net assets resulting from distributions to shareholders .......................................................
(13,626,697) (15,459,293)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
208,076,330 7,461,750
NET ASSETS
Total increase in net assets ................................................................................. 240,851,380 41,900,670
Beginning of year ........................................................................................
635,525,116 593,624,446
End of year ............................................................................................
$ 876,376,496 $ 635,525,116
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
82
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Institutional
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.46 $ 9.13 $ 9.59 $ 9.89 $ 9.83
Net investment income
(a)
.....................................
0.22 0.27 0.25 0.19 0.19
Net realized and unrealized gain (loss) ...........................
0.14 0.41 (0.38) (0.19) 0.15
Net increase (decrease) from investment operations ....................
0.36 0.68 (0.13) — 0.34
Distributions
(b)
– – – – –
From net investment income ..................................
(0.32) (0.35) (0.33) (0.30) (0.28)
From return of capital .......................................
— (0.00)
(c)
— (0.00)
(c)
(0.00)
(c)
Total distributions ...........................................
(0.32) (0.35) (0.33) (0.30) (0.28)
Net asset value, end of year ...................................
$ 9.50 $ 9.46 $ 9.13 $ 9.59 $ 9.89
Total Return
(d)
3.86% 7.55% — — —
Based on net asset value ......................................
3.86% 7.55% (1.36)% 0.01% 3.54%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.65% 1.14% 1.06% 0.74% 0.66%
Total expenses after fees waived and/or reimbursed ....................
0.48% 0.95% 0.84% 0.52% 0.57%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.42% 0.42% 0.42% 0.43% 0.55%
Net investment income .......................................
2.28% 2.92% 2.69% 1.93% 1.88%
Supplemental Data
Net assets, end of year (000) ....................................
$ 356,671 $ 264,811 $ 249,030 $ 316,891 $ 457,730
Portfolio turnover rate
(f)
.......................................
1,380% 1,482% 1,450% 1,198% 1,139%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.00% 0.00% 0.00% 0.01% 0.01%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 912% 947% 823% 423% 502%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
83
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Service
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.44 $ 9.12 $ 9.57 $ 9.87 $ 9.82
Net investment income
(a)
.....................................
0.20 0.25 0.22 0.16 0.16
Net realized and unrealized gain (loss) ...........................
0.15 0.39 (0.36) (0.19) 0.14
Net increase (decrease) from investment operations ....................
0.35 0.64 (0.14) (0.03) 0.30
Distributions
(b)
– – – – –
From net investment income ..................................
(0.30) (0.32) (0.31) (0.27) (0.25)
From return of capital .......................................
— (0.00)
(c)
— (0.00)
(c)
(0.00)
(c)
Total distributions ...........................................
(0.30) (0.32) (0.31) (0.27) (0.25)
Net asset value, end of year ...................................
$ 9.49 $ 9.44 $ 9.12 $ 9.57 $ 9.87
Total Return
(d)
3.71% 7.18% — — —
Based on net asset value ......................................
3.71% 7.18% (1.51)% (0.25)% 3.08%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.92% 1.43% 1.32% 1.05% 0.98%
(f)
Total expenses after fees waived and/or reimbursed ....................
0.73% 1.20% 1.09% 0.79% 0.92%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.67% 0.67% 0.67% 0.68% 0.90%
Net investment income .......................................
2.07% 2.70% 2.41% 1.68% 1.60%
Supplemental Data
Net assets, end of year (000) ....................................
$ 4,168 $ 6,638 $ 7,592 $ 9,347 $ 12,129
Portfolio turnover rate
(g)
.......................................
1,380% 1,482% 1,450% 1,198% 1,139%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.00% 0.00% 0.00% 0.01% 0.01%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 912% 947% 823% 423% 502%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
84
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor A
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.50 $ 9.17 $ 9.63 $ 9.93 $ 9.87
Net investment income
(a)
.....................................
0.19 0.25 0.23 0.16 0.15
Net realized and unrealized gain (loss) ...........................
0.15 0.40 (0.38) (0.19) 0.16
Net increase (decrease) from investment operations ....................
0.34 0.65 (0.15) (0.03) 0.31
Distributions
(b)
– – – – –
From net investment income ..................................
(0.30) (0.32) (0.31) (0.27) (0.25)
From return of capital .......................................
— (0.00)
(c)
— (0.00)
(c)
(0.00)
(c)
Total distributions ...........................................
(0.30) (0.32) (0.31) (0.27) (0.25)
Net asset value, end of year ...................................
$ 9.54 $ 9.50 $ 9.17 $ 9.63 $ 9.93
Total Return
(d)
3.60% 7.27% (1.58)% — —
Based on net asset value ......................................
3.60% 7.27% (1.58)% (0.23)% 3.19%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.93% 1.43% 1.33% 1.01%
(f)
0.92%
Total expenses after fees waived and/or reimbursed ....................
0.73% 1.20% 1.09% 0.78% 0.91%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.67% 0.67% 0.67% 0.68% 0.89%
Net investment income .......................................
2.04% 2.67% 2.44% 1.68% 1.51%
Supplemental Data
Net assets, end of year (000) ....................................
$ 161,035 $ 137,065 $ 120,582 $ 172,685 $ 256,577
Portfolio turnover rate
(g)
.......................................
1,380% 1,482% 1,450% 1,198% 1,139%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.00% 0.00% 0.00% 0.01% 0.01%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 912% 947% 823% 423% 502%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
85
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor C
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.46 $ 9.13 $ 9.58 $ 9.88 $ 9.83
Net investment income
(a)
.....................................
0.12 0.18 0.16 0.09 0.08
Net realized and unrealized gain (loss) ...........................
0.15 0.40 (0.37) (0.19) 0.14
Net increase (decrease) from investment operations ....................
0.27 0.58 (0.21) (0.10) 0.22
Distributions
(b)
– – – – –
From net investment income ..................................
(0.23) (0.25) (0.24) (0.20) (0.17)
From return of capital .......................................
— (0.00)
(c)
— (0.00)
(c)
(0.00)
(c)
Total distributions ...........................................
(0.23) (0.25) (0.24) (0.20) (0.17)
Net asset value, end of year ...................................
$ 9.50 $ 9.46 $ 9.13 $ 9.58 $ 9.88
Total Return
(d)
2.83% 6.49% (2.24)% — —
Based on net asset value ......................................
2.83% 6.49% (2.24)% (0.99)% 2.31%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.63% 2.17% 2.07% 1.76%
(f)
1.68%
Total expenses after fees waived and/or reimbursed ....................
1.48% 1.95% 1.84% 1.53% 1.67%
Total expenses after fees waived and/or reimbursed and excluding interest expense
1.42% 1.42% 1.42% 1.43% 1.65%
Net investment income .......................................
1.30% 1.96% 1.70% 0.93% 0.79%
Supplemental Data
Net assets, end of year (000) ....................................
$ 31,336 $ 34,257 $ 44,241 $ 64,370 $ 96,578
Portfolio turnover rate
(g)
.......................................
1,380% 1,482% 1,450% 1,198% 1,139%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.00% 0.00% 0.00% 0.01% 0.01%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 912% 947% 823% 423% 502%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
86
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Class K
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.43 $ 9.10 $ 9.55 $ 9.85 $ 9.80
Net investment income
(a)
.....................................
0.22 0.27 0.25 0.19 0.19
Net realized and unrealized gain (loss) ...........................
0.1 4 0.41 (0.37) (0.19) 0.15
Net increase (decrease) from investment operations ....................
0.3 6 0.68 (0.12) — 0.34
Distributions
(b)
– – – – –
From net investment income ..................................
(0.3 2 ) (0.35) (0.33) (0.30) (0.29)
From return of capital .......................................
— (0.00)
(c)
— (0.00)
(c)
(0.00)
(c)
Total distributions ...........................................
(0.3 2 ) (0.35) (0.33) (0.30) (0.29)
Net asset value, end of year ...................................
$ 9.47 $ 9.43 $ 9.10 $ 9.55 $ 9.85
Total Return
(d)
3.91% 7.62% (1.22)% — —
Based on net asset value ......................................
3.91% 7.62% (1.22)% 0.04% 3.47%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.54% 1.03% 0.94% 0.66% 0.56%
Total expenses after fees waived and/or reimbursed ....................
0.43% 0.90% 0.79% 0.50% 0.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.37% 0.37% 0.37% 0.38% 0.52%
Net investment income .......................................
2.34% 2.93% 2.73% 2.00% 1.90%
Supplemental Data
Net assets, end of year (000) ....................................
$ 67,675 $ 45,934 $ 20,802 $ 21,025 $ 19,209
Portfolio turnover rate
(f)
.......................................
1,380% 1,482% 1,450% 1,198% 1,139%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.00% 0.00% 0.00% 0.01% 0.01%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 912% 947% 823% 423% 502%

Financial Highlights
(For a share outstanding throughout each period)
87
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock Income Fund
Institutional
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 10.32 $ 10.13 $ 10.31 $ 10.14 $ 9.99
Net investment income
(a)
.....................................
0.44 0.47 0.43 0.41 0.43
Net realized and unrealized gain (loss) ...........................
(0.06) 0.24 (0.18) 0.20 0.16
Net increase from investment operations ............................
0.38 0.71 0.25 0.61 0.59
Distributions
(b)
– – – – –
From net investment income ..................................
(0.47) (0.52) (0.43) (0.44) (0.44)
From net realized gain .......................................
(0.01) — — — —
Total distributions ...........................................
(0.48) (0.52) (0.43) (0.44) (0.44)
Net asset value, end of year ...................................
$ 10.22 $ 10.32 $ 10.13 $ 10.31 $ 10.14
Total Return
(c)
3.90% 7.22% 2.52% — —
Based on net asset value ......................................
3.90%
(d)
7.22% 2.52% 6.12% 6.09%
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
0.73% 0.78% 0.83% 0.90% 0.80%
Total expenses after fees waived and/or reimbursed ....................
0.62% 0.62% 0.63% 0.63% 0.68%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .....................................
0.62% 0.62% 0.63% 0.63% 0.68%
Net investment income .......................................
4.35% 4.64% 4.22% 4.03% 4.28%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,300,683 $ 919,409 $ 457,518 $ 337,106 $ 218,738
Portfolio turnover rate ........................................
92% 77% 100% 126% 101%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.03% 0.04% 0.01% 0.02% 0.01%
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................................. N/A N/A 0.82% 0.90% 0.80%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
88
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.11%.
BlackRock Income Fund
Investor A
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 10.32 $ 10.13 $ 10.30 $ 10.13 $ 9.99
Net investment income
(a)
.....................................
0.41 0.44 0.40 0.39 0.40
Net realized and unrealized gain (loss) ...........................
(0.05) 0.24 (0.16) 0.19 0.16
Net increase from investment operations ............................
0.36 0.68 0.24 0.58 0.56
Distributions
(b)
– – – – –
From net investment income ..................................
(0.45) (0.49) (0.41) (0.41) (0.42)
From net realized gain .......................................
(0.01) — — — —
Total distributions ...........................................
(0.46) (0.49) (0.41) (0.41) (0.42)
Net asset value, end of year ...................................
$ 10.22 $ 10.32 $ 10.13 $ 10.30 $ 10.13
Total Return
(c)
3.64% 6.96% 2.36% — —
Based on net asset value ......................................
3.64%
(d)
6.96% 2.36% 5.86% 5.72%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.97% 1.04% 1.12%
(f)
1.17% 1.10%
Total expenses after fees waived and/or reimbursed ....................
0.87% 0.87% 0.88% 0.88% 0.93%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .....................................
0.87% 0.87% 0.88% 0.88% 0.93%
Net investment income .......................................
4.10% 4.40% 3.94% 3.81% 4.04%
Supplemental Data
Net assets, end of year (000) ....................................
$ 142,602 $ 102,857 $ 75,462 $ 109,702 $ 120,167
Portfolio turnover rate ........................................
92% 77% 100% 126% 101%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.03% 0.04% 0.01% 0.02% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
89
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.83%.
BlackRock Income Fund
Investor C
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 10.32 $ 10.13 $ 10.31 $ 10.14 $ 9.99
Net investment income
(a)
.....................................
0.34 0.37 0.33 0.31 0.33
Net realized and unrealized gain (loss) ...........................
(0.05) 0.23 (0.18) 0.19 0.16
Net increase from investment operations ............................
0.29 0.60 0.15 0.50 0.49
Distributions
(b)
– – – – –
From net investment income ..................................
(0.37) (0.41) (0.33) (0.33) (0.34)
From net realized gain .......................................
(0.01) — — — —
Total distributions ...........................................
(0.38) (0.41) (0.33) (0.33) (0.34)
Net asset value, end of year ...................................
$ 10.23 $ 10.32 $ 10.13 $ 10.31 $ 10.14
Total Return
(c)
2.97% 6.16% 1.50% — —
Based on net asset value ......................................
2.97%
(d)
6.16% 1.50% 5.07% 5.04%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.73% 1.79% 1.84%
(f)
1.90% 1.82%
Total expenses after fees waived and/or reimbursed ....................
1.62% 1.62% 1.63% 1.63% 1.68%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .....................................
1.62% 1.62% 1.63% 1.63% 1.68%
Net investment income .......................................
3.37% 3.66% 3.21% 3.06% 3.28%
Supplemental Data
Net assets, end of year (000) ....................................
$ 30,905 $ 32,197 $ 29,812 $ 30,536 $ 29,321
Portfolio turnover rate ........................................
92% 77% 100% 126% 101%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.03% 0.04% 0.01% 0.02% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
90
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Aggregate total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Annualized.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Income Fund
Class K
Year Ended September 30, Period from
08/01/16
(a)
to 09/30/16 2020 2019 2018 2017
Net asset value, beginning of period .............................
$ 10.32 $ 10.13 $ 10.31 $ 10.14 $ 10.08
Net investment income
(b)
.....................................
0.44 0.47 0.44 0.42 0.07
Net realized and unrealized gain (loss) ...........................
(0.05) 0.24 (0.18) 0.19 0.06
Net increase from investment operations ............................
0.39 0.71 0.26 0.61 0.13
Distributions
(c)
– – – – –
From net investment income ..................................
(0.48) (0.52) (0.44) (0.44) (0.07)
From net realized gain .......................................
(0.01) — — — —
Total distributions ...........................................
(0.49) (0.52) (0.44) (0.44) (0.07)
Net asset value, end of period ..................................
$ 10.22 $ 10.32 $ 10.13 $ 10.31 $ 10.14
Total Return
(d)
3.95% 7.27% 2.57% — —
Based on net asset value ......................................
3.95%
(e)
7.27% 2.57% 6.17% 1.32%
(f)
Ratios to Average Net Assets
(g)
Total expenses .............................................
0.65% 0.69% 0.74%
(h)
0.84% 0.76%
( i )
Total expenses after fees waived and/or reimbursed ....................
0.57% 0.57% 0.57% 0.58% 0.57%
( i )
Total expenses after fees waived and/or reimbursed and
excluding interest expense .....................................
0.57% 0.57% 0.57% 0.58% 0.57%
( i )
Net investment income .......................................
4.40% 4.65% 4.37% 4.11% 4.36%
( i )
Supplemental Data
Net assets, end of period (000) ..................................
$ 126,573 $ 80,072 $ 15,849 $ 206 $ 201
Portfolio turnover rate ........................................
92% 77% 100% 126% 101%
(j)
Year Ended September 30, Period from
08/01/16
(a)
to 09/30/16 2020 2019 2018 2017
Investments in underlying funds .................................. 0.03% 0.04% 0.01% 0.02% 0.01%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
91
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Institutional
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 10.62 $ 10.03 $ 10.45 $ 10.76 $ 10.64
Net investment income
(a)
.....................................
0.20 0.26 0.23 0.20 0.18
Net realized and unrealized gain (loss) ...........................
0.51 0.62 (0.40) (0.26) 0.20
Net increase (decrease) from investment operations ....................
0.71 0.88 (0.17) (0.06) 0.38
Distributions
(b)
– – – – –
From net investment income ..................................
(0.22) (0.29) (0.25) (0.24) (0.26)
From return of capital .......................................
— (0.00)
(c)
— (0.01) —
Total distributions ...........................................
(0.22) (0.29) (0.25) (0.25) (0.26)
Net asset value, end of year ...................................
$ 11.11 $ 10.62 $ 10.03 $ 10.45 $ 10.76
Total Return
(d)
6.72% 8.86% (1.68)% — —
Based on net asset value ......................................
6.72% 8.86% (1.68)% (0.55)% 3.67%
Ratios to Average Net Assets
Total expenses .............................................
0.76%
(e)
1.20% 1.04% 0.90% 0.92%
Total expenses after fees waived and/or reimbursed ....................
0.56%
(e)
0.96% 0.76% 0.58% 0.73%
Total expenses afte r fees waived and/or reimbursed and excluding interest expense
0.45%
(e)
0.45% 0.45% 0.46% 0.62%
Net investment income .......................................
1.79%
(e)
2.51% 2.21% 1.81% 1.70%
Supplemental Data
Net assets, end of year (000) ....................................
$ 412,161 $ 217,815 $ 166,465 $ 165,709 $ 156,865
Portfolio turnover rate
(f)
.......................................
745% 837% 892% 982% 929%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 508% 571% 590% 658% 619%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
92
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Service
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 10.62 $ 10.03 $ 10.45 $ 10.75 $ 10.63
Net investment income
(a)
.....................................
0.22 0.21 0.20 0.17 0.16
Net realized and unrealized gain (loss) ...........................
0.46 0.64 (0.40) (0.25) 0.20
Net increase (decrease) from investment operations ....................
0.68 0.85 (0.20) (0.08) 0.36
Distributions
(b)
– – – – –
From net investment income ..................................
(0.19) (0.26) (0.22) (0.21) (0.24)
From return of capital .......................................
— (0.00)
(c)
— (0.01) —
Total distributions ...........................................
(0.19) (0.26) (0.22) (0.22) (0.24)
Net asset value, end of year ...................................
$ 11.11 $ 10.62 $ 10.03 $ 10.45 $ 10.75
Total Return
(d)
6.46% 8.60% (1.93)% — —
Based on net asset value ......................................
6.46% 8.60% (1.93)% (0.70)% 3.47%
Ratios to Average Net Assets
Total expenses .............................................
0.96%
(e)
1.48% 1.28% 1.18% 1.21%
Total expenses after fees waived and/or reimbursed ....................
0.81%
(e)
1.21% 1.01% 0.82% 0.92%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.70%
(e)
0.70% 0.70% 0.70% 0.81%
Net investment income .......................................
2.03%
(e)
2.04% 1.96% 1.57% 1.51%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,113 $ 8,040 $ 541 $ 2,039 $ 4,452
Portfolio turnover rate
(f)
.......................................
745% 837% 892% 982% 929%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 508% 571% 590% 658% 619%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
93
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Investor A
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 10.65 $ 10.06 $ 10.47 $ 10.79 $ 10.66
Net investment income
(a)
.....................................
0.18 0.24 0.20 0.15 0.15
Net realized and unrealized gain (loss) ...........................
0.50 0.61 (0.39) (0.25) 0.21
Net increase (decrease) from investment operations ....................
0.68 0.85 (0.19) (0.10) 0.36
Distributions
(b)
– – – – –
From net investment income ..................................
(0.19) (0.26) (0.22) (0.21) (0.23)
From return of capital .......................................
— (0.00)
(c)
— (0.01) —
Total distributions ...........................................
(0.19) (0.26) (0.22) (0.22) (0.23)
Net asset value, end of year ...................................
$ 11.14 $ 10.65 $ 10.06 $ 10.47 $ 10.79
Total Return
(d)
6.45% 8.57% (1.82)% — —
Based on net asset value ......................................
6.45% 8.57% (1.82)% (0.88)% 3.42%
Ratios to Average Net Assets
Total expenses .............................................
1.02%
(e)
1.47% 1.31% 1.16%
(f)
1.19%
Total expenses after fees waived and/or reimbursed ....................
0.81%
(e)
1.21% 1.01% 0.83% 1.06%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.70%
(e)
0.70% 0.70% 0.71% 0.95%
Net investment income .......................................
1.61%
(e)
2.28% 1.96% 1.56% 1.40%
Supplemental Data
Net assets, end of year (000) ....................................
$ 414,711 $ 354,704 $ 353,770 $ 422,775 $ 463,530
Portfolio turnover rate
(g)
.......................................
745% 837% 892% 982% 929%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 508% 571% 590% 658% 619%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
94
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Investor C
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 10.63 $ 10.04 $ 10.46 $ 10.77 $ 10.65
Net investment income
(a)
.....................................
0.09 0.16 0.12 0.07 0.07
Net realized and unrealized gain (loss) ...........................
0.51 0.61 (0.40) (0.24) 0.20
Net increase (decrease) from investment operations ....................
0.60 0.77 (0.28) (0.17) 0.27
Distributions
(b)
– – – – –
From net investment income ..................................
(0.11) (0.18) (0.14) (0.13) (0.15)
From return of capital .......................................
— (0.00)
(c)
— (0.01) —
Total distributions ...........................................
(0.11) (0.18) (0.14) (0.14) (0.15)
Net asset value, end of year ...................................
$ 11.12 $ 10.63 $ 10.04 $ 10.46 $ 10.77
Total Return
(d)
5.66% 7.78% (2.66)% — —
Based on net asset value ......................................
5.66% 7.78% (2.66)% (1.54)% 2.53%
Ratios to Average Net Assets
Total expenses .............................................
1.80%
(e)
2.30% 2.14% 1.94% 1.97%
Total expenses after fees waived and/or reimbursed ....................
1.56%
(e)
1.96% 1.76% 1.58% 1.83%
Total expenses after fees waived and/or reimburse d and excluding interest expense
1.45%
(e)
1.45% 1.45% 1.46% 1.72%
Net investment income .......................................
0.84%
(e)
1.55% 1.21% 0.80% 0.62%
Supplemental Data
Net assets, end of year (000) ....................................
$ 25,922 $ 26,193 $ 35,014 $ 38,574 $ 51,545
Portfolio turnover rate
(f)
.......................................
745% 837% 892% 982% 929%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 508% 571% 590% 658% 619%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
95
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Annualized.
(i)
Offering and Board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been
1.04%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(k)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock U.S. Government Bond Portfolio
Class K
Year Ended September 30, Period from
01/25/18
(a)
to 09/30/18 2020 2019
Net asset value, beginning of period ...........................................................
$ 10.62 $ 10.04 $ 10.27
Net investment income
(b)
...................................................................
0.20 0.25 0.14
Net realized and unrealized gain (loss) .........................................................
0.51 0.62 (0.20)
Net increase (decrease) from investment operations ..................................................
0.71 0.87 (0.06)
Distributions
(c)
– – –
From net investment income ................................................................
(0.22) (0.29) (0.17)
From return of capital .....................................................................
— (0.00)
(d)
—
Total distributions .........................................................................
(0.22) (0.29) (0.17)
Net asset value, end of period ................................................................
$ 11.11 $ 10.62 $ 10.04
Total Return
(e)
6.78% 8.81% (0.60)%
Based on net asset value ....................................................................
6.78% 8.81% (0.60)%
(f)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.64%
(g)
1.06% 1.03%
(h)( i )
Total expenses after fees waived and/or reimbursed ..................................................
0.51%
(g)
0.91% 0.86%
(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense .............................
0.40%
(g)
0.40% 0.40%
(h)
Net investment income .....................................................................
1.79%
(g)
2.44% 2.03%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 17,335 $ 5,031 $ 1,517
Portfolio turnover rate
(j)
......................................................................
745% 837% 892%
(k)
Year Ended September 30, Period from
01/25/18
(a)
to 09/30/18 2020 2019
Portfolio turnover rate (excluding MDRs) .......................................................... 508% 571% 590%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
96
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Class R
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 10.65 $ 10.06 $ 10.47 $ 10.78 $ 10.66
Net investment income
(a)
.....................................
0.16 0.21 0.18 0.13 0.12
Net realized and unrealized gain (loss) ...........................
0.49 0.61 (0.40) (0.24) 0.20
Net increase (decrease) from investment operations ....................
0.65 0.82 (0.22) (0.11) 0.32
Distributions
(b)
– – – – –
From net investment income ..................................
(0.16) (0.23) (0.19) (0.19) (0.20)
From return of capital .......................................
— (0.00)
(c)
— (0.01) —
Total distributions ...........................................
(0.16) (0.23) (0.19) (0.20) (0.20)
Net asset value, end of year ...................................
$ 11.14 $ 10.65 $ 10.06 $ 10.47 $ 10.78
Total Return
(d)
6.18% 8.30% (2.07)% — —
Based on net asset value ......................................
6.18% 8.30% (2.07)% (1.04)% 3.06%
Ratios to Average Net Assets
Total expenses .............................................
1.36%
(e)
2.11% 1.64% 1.47% 1.49%
Total expenses after fees waived and/or reimbursed ....................
1.06%
(e)
1.46% 1.26% 1.08% 1.32%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.95%
(e)
0.95% 0.95% 0.96% 1.21%
Net investment income .......................................
1.51%
(e)
2.06% 1.72% 1.30% 1.12%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,133 $ 13,734 $ 19,660 $ 22,215 $ 26,247
Portfolio turnover rate
(f)
.......................................
745% 837% 892% 982% 929%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 508% 571% 590% 658% 619%
See notes to financial statements.

Notes to Financial Statements
97
Notes to Financial Statements
ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor
C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
On February 24, 2020, U.S. Government Bond’s issued and outstanding Investor C1 Shares converted into Investor A Shares.
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
(c)
Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.
On February 20, 2020, the Board of Trustees of the Trust (the "Board") approved a change in the name of BlackRock Credit Strategies Income Fund, effective as of May 1,
2020, to BlackRock Income Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock GNMA Portfolio .................................................. GNMA Diversified
BlackRock Income Fund .................................................... Income Fund Diversified
BlackRock U.S. Government Bond Portfolio ....................................... U.S. Government Bond Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional, Service, Class K and Class R Shares ........................ No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 10 years
(c)

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
98
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020 , if any, are disclosed in the Statements of Assets and Liabilities.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940
Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board , the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended September 30, 2020. The adjusted cost basis of securities at September 30, 2019, if applicable, are as follows:
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Funds' investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies
Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the Funds' listing exchange. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the Funds' listing exchange that may not be
GNMA
...............................................................................................
$ 694 , 459 , 531
Income Fund
...........................................................................................
1, 164,690,167
U.S. Government Bond
.....................................................................................
739 , 220,279

Notes to Financial Statements
(continued)
99
Notes to Financial Statements
reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic
Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the Funds' listing exchange, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded equity options for which market quotations are readily available will be valued at the National Best Bid and Offer quotes (“NBBO”). NBBO represents the mean of the bid and ask prices as quoted on the exchange on which such options are traded. In the event that there is no mean price available, the last bid
(long positions) or ask (short positions) price will be used. If no bid or ask price is available, the prior day's price may be used. OTC options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
100
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of September 30, 2020, certain investments of the Income Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain

Notes to Financial Statements
(continued)
101
Notes to Financial Statements
corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets . Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
102
it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, certain Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Income Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities: Certain funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A
Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : Certain funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Intelsat Jackson Holdings SA, Facility Term Loan ............................ $ 25,105 $ 25,105 $ 25,502 $ 397
MED ParentCo LP, Delayed Draw 1st Lien Term Loan ......................... 39,532 39,289 37,485 (1,804)

Notes to Financial Statements
(continued)
103
Notes to Financial Statements
For the year ended September 30, 2020, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Funds were as follows:
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of GNMA’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
(a)
Collateral with a value of $18,869,940 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
GNMA
U.S. Government
Bond
Average Borrowings .............................................................................. $ 24,409,088 $ 50,408,490
Daily Weighted Average Interest Rate .................................................................. 1.34% 1.62%
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-cash
Collateral Pledged
Including Accrued
Interest
(a)
Cash Collateral
Pledged Net Amount
BNP Paribas SA ................................................ $ (18,251,805) $ 18,251,805 $ – $ –
$ (18,251,805) $ 18,251,805 $ – $ –

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
104
Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – Certain Funds purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – Certain Funds purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – Certain Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-
out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Funds’
counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional

Notes to Financial Statements
(continued)
105
Notes to Financial Statements
amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — Certain Funds enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master
Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
106
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Income Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited
(“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of Income Fund for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Income Fund to the Manager.
With respect to U.S. Government Bond, effective May 19, 2020, the Manager entered into a sub-advisory agreement with BIL, an affiliate of the Manager. The Manager pays
BIL for services it provides for that portion of U.S. Government Bond for which BIL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by U.S. Government Bond to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
(a)
On February 24, 2020, Investor C1 Shares converted into Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended September 30, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager , an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
GNMA
U.S. Government
Bond
Average Daily Net Assets
Investment
Advisory Fees
Investment
Advisory Fees
First $1 Billion ............................................................................................ 0.340% 0.390%
$1 Billion - $3 Billion ........................................................................................ 0.320 0.370
$3 Billion - $5 Billion ....................................................................................... 0.310 0.350
$5 Billion - $10 Billion ....................................................................................... 0.300 0.340
Greater than $10 Billion ..................................................................................... 0.280 0.330
Income Fund
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.500%
$1 Billion - $2 Billion ...................................................................................................... 0.450
$2 Billion - $3 Billion ..................................................................................................... 0.425
Greater than $3 Billion .................................................................................................... 0.400
Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Investor C1
(a)
............................................................................................... 0.25 0.55
Class R .................................................................................................. 0.25 0.25
Service Investor A Investor C Investor C1 Class R Total
GNMA ..................................................... $ 13,240 $ 359,515 $ 338,253 $ — $ — $ 711,008
Income Fund ................................................. — 294,863 324,116 — — 618,979
U.S. Government Bond .......................................... 9,692 9 62,636 273,730 28,575 44,081 1,318,714
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300

Notes to Financial Statements
(continued)
107
Notes to Financial Statements
For the year ended September 30, 2020, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2020, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
(a)
On February 24, 2020, Investor C1 Shares converted into Investor A Shares.
Other Fees: For the  year ended  September 30, 2020 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund's Investor
A Shares as follows:
For the year ended September 30, 2020, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through January 31 , 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to  January 28, 2020, this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2020, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2021. The contractual agreement may be terminated upon
90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived
Institutional Service Investor A Investor C Investor C1
(a)
Class K Class R Total
GNMA ......................... $ 57,559 $ 1,058 $ 28,740 $ 6,760 $ — $ 12,987 $ — $ 107,104
Income Fund ..................... 216,001 — 23,572 6,477 — 20,683 — 266,733
U.S. Government Bond .............. 62,889 774 76,95 6 5,471 714 2,546 1,76 2 151,112
Institutional Investor A Total
GNMA ......................................................................................... $ 14,814 $ 877 $ 15,691
U.S. Government Bond .............................................................................. 89,244 2,151 91,395
Institutional Service Investor A Investor C Investor C1
(a)
Class K Class R Total
GNMA .............................. $ 10,063 $ — $ 1,7 30 $ 211 $ — $ 82 $ — $ 12,08 6
Income Fund .......................... 1,874 — 79 6 1,139 — — — 3,8 09
U.S. Government Bond ................... 586 32 15,748 783 7 19 64 17,239
Institutional Service Investor A Investor C Investor C1
(a)
Class K Class R Total
GNMA ....................................... $ 329,617 $ 6,796 $ 192,774 $ 31,447 $ — $ 82 $ — $ 560,716
Income Fund ................................... 1,068,412 — 108,740 31,736 — 26,516 — 1,235,404
U.S. Government Bond ............................ 434,396 2,711 536,298 46,33 2 12,888 1,53 5 20,664 1,054,824
GNMA ................................................................................................................ $ 24,229
Income Fund ............................................................................................................ 25,465
U.S. Government Bond ..................................................................................................... 15,233
Investor A Investor C
GNMA ..................................................................................................... $ 4,874 $ 6 ,449
Income Fund ................................................................................................. 9,070 7 ,9 89
U.S. Government Bond .......................................................................................... 30 , 43 1 5,650
GNMA .................................................................................................................... $ 3,650
Income Fund ................................................................................................................ 81,709
U.S. Government Bond ......................................................................................................... 39,050

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
108
and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2020, Income Fund waived $203,562 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
(a)
Share class currently active, but no assets in share class.
The Manager has agreed not to reduce or discontinue these contractual expense limitations through January 31, 2021, unless approved by the Board, including a majority of Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2020, amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2020, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 1, 2019, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses was terminated.
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on
December 1, 2019:
Institutional Service Investor A Investor C Investor C1 Class K Class R
GNMA .......................................... 0.42% 0.67% 0.67% 1.42% N/A 0.37% 1.17%
(a)
Income Fund ...................................... 0.62 N/A 0.87 1.62 N/A 0.57 N/A
U.S. Government Bond ............................... 0.45 0.70 0.70 1.45 1.25% 0.40 0.95
GNMA .................................................................................................................. $ 473,857
Income Fund .............................................................................................................. 258,967
U.S. Government Bond ....................................................................................................... 673,236
Administration Fees Waived Institutional Service Investor A Investor C Investor C1 Class K Class R Total
GNMA .............................. $ 57,55 9 $ 1,058 $ 28,74 0 $ 6,760 $ — $ 12,987 $ — $ 107,104
Income Fund .......................... 214,476 — 21,691 6,455 — 20,678 — $ 263,300
U.S. Government Bond ................... 62,738 75 7 76,7 39 5,456 71 4 2,539 1,755 $ 150,698
Transfer Agent Fees Waived and/or Reimbursed Institutional Service Investor A Investor C Investor C1 Class K Class R Total
GNMA .............................. $ 184,840 $ 4,171 $ 121,118 $ 14,586 $ — $ 82 $ — $ 324,797
Income Fund .......................... 492,197 — 47,761 15,031 — 21,569 — $ 576,558
U.S. Government Bond ................... 279,168 941 350,426 33,182 11,221 1,532 16,475 $ 692,945
GNMA Income Fund
U.S. Government
Bond
Fund Level .................................................................................... $ 1,114,823 $ 1,232,385 $ 1,499,708
Institutional .................................................................................... 514,584 806,062 506,563
Service ...................................................................................... 18,680 — 9,596
Investor A ..................................................................................... 338,316 166,722 1,225,465
Investor C ..................................................................................... 99,081 49,596 168,880
Investor C1 .................................................................................... — — 121,593
Class K ...................................................................................... 13,944 26,005 1,439
Class R ...................................................................................... — — 146,283

Notes to Financial Statements
(continued)
109
Notes to Financial Statements
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended September 30, 2020, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: During the year ended September 30, 2020, Income Fund received a reimbursement of $6,184 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended September 30, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with
Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the year ended September 30, 2020, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term investments, were as follows:
For the year ended September 30, 2020, purchases and sales related to mortgage dollar rolls were as follows:
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Purchases  Sales
Net Realized
Gain
Income Fund ...................................................................... $ 5,865,194 $ 1,056,278 $ 6,951
U.S. Government Bond ............................................................... — 213,550 13,500
GNMA Income Fund
U.S. Government
Bond
Purchases
Non-U.S. Government Securities ......................................................... $ 9,931,978,779 $ 1,539,374,469 $ 6,108,351,689
U.S. Government Securities ............................................................. 5,206,159 — 220,769,513
$ 9,937,184,938 $ 1,539,374,469 $ 6,329,121,202
Sales
Non-U.S. Government Securities ......................................................... $ 9,859,558,241 $ 1,097,156,944 $ 6,053,549,225
U.S. Government Securities ............................................................. 10,333,768 23,341,836 130,820,170
$ 9,869,892,009 $ 1,120,498,780 $ 6,184,369,395
GNMA
U.S. Government
Bond
Purchases .......................................................................................... $ 3,343,714,055 $ 1,966,314,761
Sales .............................................................................................. 3,346,386,014 1,966,351,056

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
110
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated loss were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains/losses on certain futures, options, and foreign currency contracts, the timing and recognition of partnership income, dividends deemed recognized for tax purposes, the accounting for swap agreements, the classification of investments, the accrual of income on securities in default, and amortization methods for premiums and discounts on fixed income securities.
(c)
The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
During the year ended September 30, 2020, the Fund listed below utilized the following amounts of their respective capital loss carryforward:
As of September 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
BlackRock Funds V, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. Prior to April 16, 2020, $500 million was specifically designated to BlackRock Floating Rate Income Portfolio and Income Fund in the aggregate under the credit agreement (the "Additional Tranche"), with the ability to borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment.
Effective April 16, 2020, Income Fund is no longer permitted to borrow under the Additional Tranche and is only permitted to borrow under the $1.75 billion tranche in the same capacity as other Participating Funds. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2020, the Funds did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social
Ordinary Income Return of Capital Total
GNMA
09/30/20 ............................................................................ $ 17,334,981 $ — $ 17,334,981
09/30/19 ............................................................................ 16,337,810 62,473 16,400,283
Income Fund
09/30/20 ............................................................................ 62,964,245 — 62,964,245
09/30/19 ............................................................................ 40,650,633 — 40,650,633
U.S. Government Bond
09/30/20 ............................................................................ 13,626,697 — 13,626,697
09/30/19 ............................................................................ 15,401,571 57,722 15,459,293
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
GNMA ...................................................................
$ (78,228,175) $ 14,052,615 $ — $ (64,175,560)
Income Fund ...............................................................
(14,917,285) 11,267,473 (1,985,746) (5,635,558)
U.S. Government Bond ........................................................
(41,484,493) 36,295,453 — (5,189,040)
U.S.
Government
Bond
Amount utilized ............................................................................................................ $ 7,138,321
GNMA Income Fund
U.S. Government
Bond
Tax cost ................................................................................. $ 994,533,952 $ 1,586,410,404 $ 1,032,720,134
Gross unrealized appreciation .................................................................. $ 20,341,471 $ 44,013,126 $ 45,542,360
Gross unrealized depreciation .................................................................. (6,070,891) (32,084,945) (8,564,725)
Net unrealized appreciation (depreciation) .......................................................... $ 14,270,580 $ 11,928,181 $ 36,977,635

Notes to Financial Statements
(continued)
111
Notes to Financial Statements
instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund's portfolios are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
112
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/20
Year Ended
09/30/19
Shares Amount Shares Amount
GNMA
Institutional
Shares sold 21,783,881 $ 207,426,644 15,427,334 $ 142,988,642
Shares issued in reinvestment of distributions ........................
882,155 8,391,822 864,234 8,003,637
Shares redeemed
(13,127,218) (124,488,338) (15,566,731) (144,024,973)
        Net increase
9,538,818 $ 91,330,128 724,837 $ 6,967,306
Service
Shares sold 144,213 $ 1,362,929 164,494 $ 1,526,020
Shares issued in reinvestment of distributions ........................
17,432 165,394 27,198 251,100
Shares redeemed
(425,266) (4,017,245) (321,603) (2,989,876)
        Net decrease
(263,621) $ (2,488,922) (129,911) $ (1,212,756)
Investor A
Shares sold and automatic conversion of shares 5,424,838 $ 51,804,643 5,250,976 $ 48,741,502
Shares issued in reinvestment of distributions ........................
438,538 4,188,800 450,307 4,187,905
Shares redeemed
(3,417,239) (32,516,110) (4,421,131) (41,065,515)
        Net increase
2,446,137 $ 23,477,333 1,280,152 $ 11,863,892
Investor C
Shares sold 1,393,639 $ 13,236,020 1,163,829 $ 10,937,269
Shares issued in reinvestment of distributions ........................
79,185 752,969 91,518 845,219
Shares redeemed and automatic conversion of shares
(1,796,831) (17,074,392) (2,479,363) (22,822,846)
        Net decrease
(324,007) $ (3,085,403) (1,224,016) $ (11,040,358)
Class K
Shares sold 4,121,946 $ 38,870,562 3,022,864 $ 27,813,799
Shares issued in reinvestment of distributions ........................
234,383 2,223,384 142,490 1,318,004
Shares redeemed
(2,083,158) (19,798,765) (578,778) (5,332,217)
        Net increase
2,273,171 $ 21,295,181 2,586,576 $ 23,799,586
Total Net Increase
13,670,498 $ 130,528,317 3,237,638 $ 30,377,670
Income Fund
Institutional
Shares sold 97,648,717 $ 972,138,650 65,723,825 $ 663,085,768
Shares issued in reinvestment of distributions ........................
4,494,246 45,313,555 2,914,388 29,393,206
Shares redeemed
(64,047,827) (620,418,238) (24,678,714) (247,207,703)
        Net increase
38,095,136 $ 397,033,967 43,959,499 $ 445,271,271
Investor A
Shares sold and automatic conversion of shares 7,710,036 $ 78,046,154 6,426,382 $ 64,943,941
Shares issued in reinvestment of distributions ........................
497,828 5,019,143 368,175 3,706,033
Shares redeemed
(4,230,230) (41,600,818) (4,273,098) (42,987,376)
        Net increase
3,977,634 $ 41,464,479 2,521,459 $ 25,662,598
Investor C
Shares sold 1,022,086 $ 10,343,775 1,111,478 $ 11,196,542
Shares issued in reinvestment of distributions ........................
114,660 1,151,515 115,945 1,164,939
Shares redeemed and automatic conversion of shares
(1,235,657) (12,269,922) (1,049,227) (10,552,124)
        Net increase (decrease)
(98,911) $ (774,632) 178,196 $ 1,809,357

Notes to Financial Statements
(continued)
113
Notes to Financial Statements
(a)
On February 24, 2020, the Fund's issued and outstanding Investor C1 Shares converted into Investor A Shares.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/20
Year Ended
09/30/19
Shares Amount Shares Amount
Class K
Shares sold 7,800,082 $ 78,878,095 6,948,483 $ 70,078,828
Shares issued in reinvestment of distributions ........................
491,477 4,948,309 231,036 2,339,282
Shares redeemed
(3,673,497) (36,147,609) (981,717) (9,938,096)
        Net increase
4,618,062 $ 47,678,795 6,197,802 $ 62,480,014
Total Net Increase
46,591,921 $ 485,402,609 52,856,956 $ 535,223,240
U.S. Government Bond
Institutional
Shares sold 38,104,428 $ 417,361,174 10,668,766 $ 109,831,549
Shares issued in reinvestment of distributions ........................
471,328 5,165,188 384,160 3,965,079
Shares redeemed
(21,998,760) (241,508,631) (7,136,526) (73,080,273)
        Net increase
16,576,996 $ 181,017,731 3,916,400 $ 40,716,355
Service
Shares sold 103,433 $ 1,145,971 751,150 $ 7,875,541
Shares issued in reinvestment of distributions ........................
6,994 74,917 6,221 65,067
Shares redeemed
(767,518) (8,476,667) (54,005) (556,203)
        Net increase (decrease)
(657,091) $ (7,255,779) 703,366 $ 7,384,405
Investor A
Shares sold and automatic conversion of shares 22,022,095 $ 242,950,051 8,716,105 $ 89,895,499
Shares issued in reinvestment of distributions ........................
519,585 5,686,092 730,163 7,535,350
Shares redeemed
(18,627,031) (205,522,613) (11,304,953) (116,685,677)
        Net increase (decrease)
3,914,649 $ 43,113,530 (1,858,685) $ (19,254,828)
Investor C
Shares sold 2,930,005 $ 32,066,591 1,161,487 $ 11,995,422
Shares issued in reinvestment of distributions ........................
22,413 244,727 48,463 498,458
Shares redeemed and automatic conversion of shares
(3,085,379) (33,732,143) (2,232,542) (23,016,807)
        Net decrease
(132,961) $ (1,420,825) (1,022,592) $ (10,522,927)
Investor C1
(a)
Shares sold 74, 400 $ 789,110 338,307 $ 3,502,377
Shares issued in reinvestment of distributions ........................
4,103 43,575 25,010 256,867
Shares redeemed and automatic conversion of shares
(1,019,983) (10,944,602) (1,080,651) (11,093,108)
        Net decrease
(941,480) $ (10,111,917) (717,334) $ (7,333,864)
Class K
Shares sold 1,516,654 $ 16,452,149 377,980 $ 3,927,086
Shares issued in reinvestment of distributions ........................
22,805 250,537 6,679 69,463
Shares redeemed
(453,390) (4,970,984) (62,292) (647,151)
        Net increase
1,086,069 $ 11,731,702 322,367 $ 3,349,398
Class R
Shares sold 297,271 $ 3,244,106 623,197 $ 6,385,776
Shares issued in reinvestment of distributions ........................
12,584 136,664 38,152 392,618
Shares redeemed
(1,139,131) (12,378,882) (1,326,242) (13,655,183)
        Net decrease
(829,276) $ (8,998,112) (664,893) $ (6,876,789)
Total Net Increase
19,016,906 $ 208,076,330 678,629 $ 7,461,750

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report to Shareholders
114
To the Shareholders of BlackRock GNMA Portfolio, BlackRock Income Fund and BlackRock U.S. Government Bond Portfolio and the Board of Trustees of BlackRock Funds
V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock GNMA Portfolio, BlackRock Income Fund (formerly, BlackRock Credit Strategies Income
Fund) and BlackRock U.S. Government Bond Portfolio of BlackRock Funds V (the “Funds”), including the schedules of investments, as of September 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2020
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)
115
Important Tax Information
For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended September 30, 2020 that qualified for the dividends-received deduction were as follows:
The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30, 2020:
For the fiscal year ended September 30, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:
The Funds hereby designate the following amount of distributions from direct federal obligation interest for the fiscal year ended September 30, 2020:
The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
Fund
Dividend-Received
Deduction
BlackRock Income Fund ................................................................................................ 1.09%
Fund Qualified Dividend Income
BlackRock Income Fund .............................................................................................. $ 2,333,135
Fund Interest-Related Dividends
BlackRock GNMA Portfolio ............................................................................................ $ 17,962,881
BlackRock Income Fund .............................................................................................. 32,943,483
BlackRock U.S. Government Bond Portfolio ................................................................................. 13,155,25 1
Fund Federal Obligation Interest
BlackRock GNMA Portfolio ............................................................................................ $ 98,770
BlackRock Income Fund .............................................................................................. 851 , 824
BlackRock U.S. Government Bond Portfolio ................................................................................. 5,540,743

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2020
BlackRock Annual Report to Shareholders
116
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on April 16, 2020 (the “April Meeting”)
and May 20-21, 2020 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of
BlackRock Income Fund (the “Income Fund”), BlackRock GNMA Portfolio (the “GNMA Portfolio”) and BlackRock U.S. Government Bond Portfolio (the “U.S. Government
Bond Portfolio” and together with the Income Fund and the GNMA Portfolio, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock
International Limited (“BIL”), with respect to the Income Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the
Income Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
Activities and Composition of the Board
On the date of the May Meeting, the Board consisted of ten individuals, eight of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an
Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).
The Agreements
Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to each Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further in the section titled “Board Considerations in Approving the Agreements.” Among
the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, applicable benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each
Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’
investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Board Considerations in Approving the Agreements
The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting. Topics covered included: (a) the methodology for measuring estimated

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
117
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
fund profitability; (b) economies of scale; (c) fund expenses and potential fee waivers; and (d) differences in services provided and management fees between open-end funds and other product channels.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
:
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third-parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal &
compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Income Fund ranked in the first quartile against its Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, the GNMA Portfolio ranked in the first, third and second quartiles, respectively, against its
Performance Peers. The Board and BlackRock reviewed the GNMA Portfolio’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for each of the one-, three- and five-year periods reported, the U.S. Government Bond Portfolio ranked in the first quartile against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2020
BlackRock Annual Report to Shareholders
118
provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Income Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Income Fund’s Expense Peers. The Board also noted that the Income Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Income Fund increases above certain contractually specified levels. The Board noted that if the size of the Income Fund were to decrease, the Income Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Income Fund’s total expenses as a percentage of the Income Fund’s average daily net assets on a class-by-class basis.
The Board noted that the GNMA Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the GNMA Portfolio’s Expense Peers. The Board also noted that the GNMA Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the GNMA Portfolio increases above certain contractually specified levels. The Board noted that if the size of the GNMA Portfolio were to decrease, the GNMA Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the GNMA Portfolio’s total expenses as a percentage of the GNMA Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the U.S. Government Bond Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the U.S. Government Bond Portfolio’s Expense Peers. The Board also noted that the U.S.
Government Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the U.S. Government Bond Portfolio increases above certain contractually specified levels. The Board noted that if the size of the U.S. Government Bond Portfolio were to decrease, the U.S. Government Bond
Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the U.S. Government
Bond Portfolio’s total expenses as a percentage of the U.S. Government Bond Portfolio’s average daily net assets on a class-by-class basis.
D. Economies of Scale
:
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-
out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
119
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2021, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Income Fund, for a one-year term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Sub-Advisory Agreement
2020
BlackRock Annual Report to Shareholders
120
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”), on behalf of its series BlackRock
U.S. Government Bond Portfolio (the “Fund”), met on April 16, 2020 (the “April Meeting”) to consider the initial approval of the sub-advisory agreement (the “Sub-Advisory
Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, and BlackRock International Limited, with respect to the Fund. The Sub-
Advisory Agreement was substantially similar to the sub-advisory agreements previously approved with respect to certain other portfolios in the BlackRock Fixed-Income
Complex.
On the date of the April Meeting, the Board consisted of ten individuals, eight of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Sub-Advisory
Agreement.
At the April Meeting, the Board reviewed materials relating to its consideration of the proposed Sub-Advisory Agreement. The Fund’s investment advisory agreement with the
Manager was most recently approved by the Board at in-person meetings on May 1, 2019 (the “May Meeting”) and June 5-6, 2019 (the “June Meeting”). A discussion of the basis for the Board’s approval of this agreement at the May and June Meetings is included in the Fund’s annual shareholder report for the reporting period ended September
30, 2019. The factors considered by the Board at the April Meeting in connection with approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May and June Meetings.
Following discussion, all the Board Members present at the April Meeting, including all the Independent Board Members present, approved the Sub-Advisory Agreement between the Manager and BlackRock International Limited, with respect to the Fund for a two-year term beginning on the effective date of the Sub-Advisory Agreement.
Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-
Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information
121
Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Trustee
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
87 RICs consisting of 111 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Trustee
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
87 RICs consisting of 111 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Trustee
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June
2015 and 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to June 2020.
87 RICs consisting of 111 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
87 RICs consisting of 111 Portfolios Unum (insurance); The
Hanover Insurance Group
(insurance); Envestnet
(investment platform) from
2013 until 2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year.
88 RICs consisting of 112 Portfolios None
R. Glenn Hubbard
1958
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
87 RICs consisting of 111 Portfolios ADP (data and information services); Metropolitan
Life Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
88 RICs consisting of 112 Portfolios None
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
88 RICs consisting of 112 Portfolios None

Trustee and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders
122
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
122 RICs consisting of 269 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
123 RICs consisting of 270 Portfolios None

Trustee and Officer Information
(continued)
123
Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

Additional Information
2020
BlackRock Annual Report to Shareholders
124
General Information
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The
Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
125
Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Income Fund and BlackRock U.S. Government Bond Portfolio.
(b)
For BlackRock Income Fund.

Glossary of Terms Used in this Report
2020
BlackRock Annual Report to Shareholders
126
Currency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
TaxableCGU-9/20-AR

September 30, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Low Duration Bond Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each
Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call
(800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC,
BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Dear Shareholder,
The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.
Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.
In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
31.31% 15.15%
U.S. small cap equities
(Russell 2000
®
Index)
31.60 0.39
International equities
(MSCI Europe, Australasia,
Far East Index)
20.39 0.49
Emerging market equities
(MSCI Emerging Markets
Index)
29.37 10.54
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 1.10
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
0.71 10.74
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
3.53 6.98
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
3.78 3.85
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
15.18 3.20
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2020
2020
BlackRock Annual Report to Shareholders
4
BlackRock Core Bond Portfolio
Investment Objective
BlackRock Core Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2020, all of the Fund’s share classes outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index with the exception of Investor C and Class R Shares, which underperformed.
What factors influenced performance?
During the 12-month period, the Fund’s active positioning with respect to duration (sensitivity to interest rate changes) was a leading positive contributor to performance relative to the benchmark. In addition, overweight positions to credit-oriented sectors including investment grade corporate bonds and emerging market debt contributed positively to relative performance, along with an overweight to agency mortgage-backed securities (“MBS”).
Overweight positioning within U.S. municipal bonds and commercial mortgage-backed securities detracted slightly from performance as COVID-19-related conditions put pressure on both sectors.
The Fund held a 7.7% cash position at the end of the period. The Fund has often held an elevated cash position as part of its “barbell” approach to maturity structure, holding cash instruments along with other income-generating securities in the portfolio given the decreased hedging effectiveness from duration. The Fund’s cash position did not have a material impact on Fund performance during the period.
Describe recent portfolio activity.
During the fourth quarter of 2019, the Fund’s duration was slightly reduced, but a small overweight in duration versus the benchmark was maintained. Duration exposure was reduced mainly from the long end of the yield curve, with some of the risk shifted to the front end of the curve. As exposures in investment grade credits were reduced given valuation concerns, overweight positions in agency MBS and inflation-protected bonds were increased. The Fund favored agency MBS on the view that demand from banks and foreign investors should remain supportive, and prepayment speeds will likely be slower than the market expects. The investment adviser also anticipated slow and steady increases in inflation driven mainly by a weaker U.S. dollar, a strong labor market and a bottoming out of global growth.
In the first quarter of 2020, the tone of the markets took a sharply negative turn as the COVID-19 pandemic emerged, essentially bringing much of the global economy to a halt. With investors reaching for cash, liquidity became a major issue across fixed-income markets. Given the massive magnitude of the economic shock, while still holding a duration overweight versus the benchmark, the Fund eliminated its overweight within the front end of the yield curve and added to the three- to five-year and the seven- to
10-year portions of the yield curve. After meaningfully reducing exposure to agency MBS in February on valuation concerns, the Fund returned to an overweight position in mid-March as mortgage spreads widened alongside other risk assets. The sector has since benefited as the Fed announced an MBS purchase program. Securitized assets experienced significant selling pressure in March as investors sought liquidity. The Fund’s positioning in securitized assets focused on higher quality assets with strong levels of protection.
For the second half of the 12-month period, the Fund's duration underweight stance was slightly increased versus the benchmark, mainly at the long end of the yield curve
(15 years and over), given expectations for increased issuance. In addition, the Fund’s overweight positions in emerging markets, European sovereign debt and non-agency
MBS were increased on the view that each of these segments continues to possess reasonable upside potential. At the same time, the Fund’s positioning within agency
MBS was reduced.
Describe portfolio positioning at period end.
At period end, the Fund maintained a modest duration underweight versus the benchmark, as U.S. rates continued to move to historically low levels. Most of the Fund’s underweights were positioned at the long end of the yield curve given the increasing level of issuance expected, with a small overweight in the seven- to 10-year portion of the yield curve. The investment adviser also held a constructive view regarding inflation-protected bonds given the recent strength of the Consumer Price Index and the Fed's shift to a more flexible approach in evaluating inflation levels. Given tight spread levels across high quality credit names, the Fund continued to trade opportunistically within sectors outside of the realm of Fed policy, including a slight overweight in select segments of emerging market external debt given attractive valuations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2020 (continued)

Fund Summary
BlackRock Core Bond Portfolio
Total Return based on a $10,000 Investment
Performance Summary for the Period Ended September 30, 2020
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond
Index (the “benchmark”). On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock
Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
A widely recognized unmanaged market-weighted index, comprised of investment grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 1.40% 1.28% 6.34% 7.42% N/A 4.24% N/A 3.81% N/A
Service ........................ 1.15 0.98 6.21 7.16 N/A 3.94 N/A 3.51 N/A
Investor A ....................... 1.11 0.98 6.20 7.15 2.86% 3.94 3.10% 3.51 3.08%
Investor C ....................... 0.41 0.33 5.83 6.37 5.37 3.17 3.17 2.74 2.74
Class K ........................ 1.45 1.39 6.35 7.46 N/A 4.29 N/A 3.90 N/A
Class R ........................ 0.91 0.74 6.07 6.88 N/A 3.70 N/A 3.24 N/A
Bloomberg Barclays U.S. Aggregate Bond
Index
.....................
— — 3.53 6.98 N/A 4.18 N/A 3.64 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
N/A – Not applicable as share class and Index do not have a sales charge
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of September 30, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
6
BlackRock Core Bond Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,063.40 $ 2.22 $ 1,000.00 $ 1,022.85 $ 2.17 0.43%
Service .................................. 1,000.00 1,062.10 3.51 1,000.00 1,021.60 3.44 0.68
Investor A ................................ 1,000.00 1,062.00 3.51 1,000.00 1,021.60 3.44 0.68
Investor C ................................ 1,000.00 1,058.30 7.36 1,000.00 1,017.85 7.21 1.43
Class K .................................. 1,000.00 1,063.50 1.96 1,000.00 1,023.10 1.92 0.38
Class R .................................. 1,000.00 1,060.70 4.79 1,000.00 1,020.35 4.70 0.93
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 34%
U.S. Government Sponsored Agency Securities .............. 32
U.S. Treasury Obligations ............................. 15
Asset-Backed Securities .............................. 7
Foreign Government Obligations ........................ 5
Non-Agency Mortgage-Backed Securities .................. 4
Municipal Bonds ................................... 3
Capital Trusts ..................................... —
(b)
Foreign Agency Obligations ............................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 54%
AA/Aa ......................................... 6
A ............................................ 19
BBB/Baa ....................................... 20
BB/Ba ......................................... —
(d)
CCC/ Caa ....................................... —
(d)
NR ........................................... 1
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of September 30, 2020

Fund Summary
BlackRock High Yield Bond Portfolio
Investment Objective
BlackRock High Yield Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2020, the Fund underperformed its benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
During the period, security selection within the independent energy, midstream and banking sectors detracted from relative performance. From an asset allocation perspective, out-of-benchmark positions in both high yield index products and bank loans weighed on Fund returns. By credit rating, selection within BB-rated and B-rated names constrained performance.
Conversely, security selection within the oil field services and technology sectors added to Fund returns, as did an underweight to transportation services. By rating, the
Fund’s tactical allocation to BBB-rated names contributed, along with strong security selection within CCC-rated credits. From an asset allocation perspective, the Fund’s out-of-benchmark allocation to investment grade bonds proved beneficial.
Describe recent portfolio activity.
The portfolio’s overall themes remained the same during the period, as the Fund maintained an underweight to BB-rated securities, an overweight in select CCC-rated issues and underweights to energy and consumer cyclicals. From a quality perspective, exposure to investment grade credits was increased throughout the period, particularly at the end of March as investment grade new issues were well received by the market at that time. However, since March the Fund roughly halved this exposure given that high yield issuance has expanded and high yield bonds have become more attractively valued. Other meaningful out-of-benchmark allocations included floating rate loan interests (“bank loans”) and high yield liquid products. From a sector perspective, the Fund increased exposures within the technology, independent energy and cable &
satellite sectors, while reducing holdings within banking, finance companies and construction machinery.
Describe portfolio positioning at period end.
Overall, the Fund remained underweight in BB-rated credits, overweight in single-B issuers and overweight in select CCC-rated bonds with improving credit positions, specific catalysts or attractive yields. Importantly, the Fund maintained underweights to the market’s “tails” – both the higher-yielding segment that contains a larger concentration of stressed assets, and the lower-yielding portion where spreads do not provide high income. By sector, the Fund’s largest overweights included technology, aerospace
& defense and banking, while the most significant underweights were to media & entertainment, finance companies and home construction. Within energy, the Fund was underweight across midstream, independent energy and oil field services. Additionally, the Fund continued to maintain allocations to bank loans and high yield liquid products.
Lastly, investment grade exposure was the Fund’s most significant tactical allocation, largely comprised of second-quarter 2020 new-issue transaction where the investment adviser saw upside price potential based on relative value.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
8
BlackRock High Yield Bond Portfolio
Total Return based on a $10,000 Investment
Performance Summary for the Period Ended September 30, 2020
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization
(the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1, at least one year to maturity, and no issuer represents more than 2 percent of the index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 4.54% 4.53% 15.00% 2.21% N/A 6.14% N/A 6.54% N/A
Service ........................ 4.26 4.25 14.83 2.08 N/A 5.86 N/A 6.21 N/A
Investor A ....................... 4.05 4.04 14.83 1.90 (2.18)% 5.83 4.97% 6.20 5.77%
Investor C ....................... 3.51 3.49 14.41 1.19 0.22 5.04 5.04 5.42 5.42
Class K ........................ 4.63 4.62 15.04 2.46 N/A 6.27 N/A 6.64 N/A
Class R ........................ 3.93 3.92 14.68 1.64 N/A 5.48 N/A 5.87 N/A
Bloomberg Barclays U.S. Corporate High
Yield 2% Issuer Capped Index
.....
— — 15.18 3.20 N/A 6.78 N/A 6.46 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of September 30, 2020 (continued)

Fund Summary
BlackRock High Yield Bond Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,150.00 $ 3.06 $ 3.06 $ 1,000.00 $ 1,022.15 $ 2.88 $ 1,022.15 $ 2.88
Service ................. 1,000.00 1,148.30 4.51 4.51 1,000.00 1,020.80 4.24 1,020.80 4.24
Investor A ................ 1,000.00 1,148.30 4.73 4.73 1,000.00 1,020.60 4.45 1,020.60 4.45
Investor C ................ 1,000.00 1,144.10 8.47 8.47 1,000.00 1,017.10 7.97 1,017.10 7.97
Class K ................. 1,000.00 1,150.40 2.53 2.53 1,000.00 1,022.65 2.38 1,022.65 2.38
Class R ................. 1,000.00 1,146.80 6.06 6.06 1,000.00 1,019.35 5.70 1,019.35 5.70
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.57% for Institutional, 0.84% for Service, 0.88% for Investor A, 1.58% for Investor C, 0.47% for
Class K and 1.13% for Class R), multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.57% for Institutional, 0.84% for Service, 0.88% for Investor A, 1.58% for Investor C, 0.47% for
Class K and 1.13% for Class R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 85%
Floating Rate Loan Interests ........................... 8
Investment Companies ............................... 5
Common Stocks ................................... 1
Preferred Securities ................................. 1
Asset-Backed Securities .............................. —
(b)
Foreign Agency Obligations ............................ —
(b)
Warrants ........................................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased and options written .
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................ — %
(c)
BBB/Baa ....................................... 11
BB/Ba ......................................... 37
B ............................................ 32
CCC/ Caa ....................................... 12
CC/Ca ........................................ —
(c)
NR ........................................... 8
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased and options written .
(c)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of September 30, 2020
2020
BlackRock Annual Report to Shareholders
10
BlackRock Low Duration Bond Portfolio
Investment Objective
BlackRock Low Duration Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2020, the Fund underperformed its benchmark, the ICE BofAML1-3 Year U.S. Corporate & Government Index.
What factors influenced performance?
During the period, the main detractor from the Fund’s performance relative to the benchmark was its allocations to high yield corporate credit, as the sector was particularly hard hit by the emergence of the COVID-19 crisis. Exposure to sovereign securities and commercial mortgage-backed securities (“CMBS”) also detracted.
Conversely, the leading positive contributor to relative performance was the Fund’s allocation to investment grade corporate issues, which rebounded in the second quarter of 2020 in part on the basis of Fed support for the sector. Exposure to mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) also boosted relative return.
The Fund held derivatives during the reporting period. Specifically, the Fund primarily used financial futures and interest rate swaps for managing duration and yield curve positioning. The Fund also utilized credit default swaps on individual names and indices to either manage credit risk or gain credit exposure. Currency forwards were utilized to manage currency risk or take active currency positions, and options were employed on swaps to express views on volatility. Overall, the Fund’s use of derivatives had a negative impact on Fund performance.
The Fund’s cash position was 8.5% of portfolio assets at period end. The position was largely driven by purchases of Japanese and European government bills hedged back to the U.S. dollar to generate attractive carry in a low yield environment. The Fund’s cash position had a positive impact on performance during the period.
Describe recent portfolio activity.
The start of the 12-month period was characterized by generally “risk-on” market sentiment as a trade agreement between the United States and China finally materialized, the United Kingdom took crucial steps towards Brexit, and bipartisan support for a new North American trade pact reduced geopolitical uncertainty. However, the positive momentum was quickly reversed in February 2020 as growing fears surrounding the increasing spread of the coronavirus began to dominate the market narrative. As U.S.
credit spreads widened to levels last seen in 2009 and the Fed started up its primary and secondary corporate credit facilities, the Fund’s allocation to U.S. credit was increased, with a preference for the communication, banking, technology, pharmaceutical, health care and consumer non-cyclical segments. During the second quarter of
2020, the Fed’s purchases of corporate credits, combined with improving economic data, prompted front-end spreads to tighten to levels last seen at the end of February. This prompted the investment adviser to take profits in high quality corporate issues and ABS during the third quarter of 2020, and to reallocate some of that risk into high yield corporate credits with strong fundamentals. The Fund also maintained exposure to BBB-rated corporates, given the outlook for Fed support through year end, a favorable technical environment and record inflows into the sector. Lastly, the Fund tactically purchased MBS, which have benefited from the Fed's purchases during 2020.
Describe portfolio positioning at period end.
At the end of the reporting period, the Fund was positioned with an overweight to corporate credit, while maintaining an underweight to government sectors such as
Treasuries, agencies and sovereigns. The Fund also held out-of-benchmark allocations to ABS, CMBS and agency MBS. In addition, the Fund was positioned with a short stance with respect to duration (sensitivity to interest rate changes) on the view that the U.S. Treasury curve will eventually steepen on positive developments regarding fiscal stimulus and a COVID-19 vaccine as the Fed continues to hold short rates near zero.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2020 (continued)

Fund Summary
BlackRock Low Duration Bond Portfolio
Total Return based on a $10,000 Investment
Performance Summary for the Period Ended September 30, 2020
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0-3 years. The Fund normally invests at least 80% of its assets in debt securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock
Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years. Effective
January 1, 2020, the Fund's benchmark was renamed from ICE BofAML 1-3 Year U.S. Corporate & Government Index to ICE BofA 1-3 Year U.S. Corporate & Government Index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 1.24% 1.20% 5.64% 3.00% N/A 2.35% N/A 2.34% N/A
Service ........................ 0.99 0.89 5.52 2.74 N/A 2.08 N/A 2.02 N/A
Investor A ....................... 0.97 0.86 5.51 2.85 0.54% 2.10 1.63% 2.03 1.80%
Investor A1 ...................... 1.14 1.04 5.59 2.90 N/A 2.24 N/A 2.18 N/A
Investor C ....................... 0.25 0.17 5.13 1.98 0.98 1.32 1.32 1.28 1.28
Class K ........................ 1.29 1.24 5.67 3.05 N/A 2.40 N/A 2.39 N/A
Class R ........................ 0.75 0.65 5.39 2.49 N/A 1.82 N/A 1.69 N/A
ICE BofAML 1-3 Year U.S. Corporate &
Government Index
............
— — 1.49 3.74 N/A 2.11 N/A 1.60 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain classes.
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of September 30, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
12
BlackRock Low Duration Bond Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,056.40 $ 2.11 $ 2.06 $ 1,000.00 $ 1,022.95 $ 2.07 $ 1,023.00 $ 2.02
Service ................. 1,000.00 1,055.20 3.39 3.34 1,000.00 1,021.70 3.34 1,021.75 3.29
Investor A ................ 1,000.00 1,055.10 3.39 3.34 1,000.00 1,021.70 3.34 1,021.75 3.29
Investor A1 ............... 1,000.00 1,055.90 2.62 2.57 1,000.00 1,022.45 2.58 1,022.50 2.53
Investor C ................ 1,000.00 1,051.30 7.23 7.18 1,000.00 1,017.95 7.11 1,018.00 7.06
Class K ................. 1,000.00 1,056.70 1.85 1.80 1,000.00 1,023.20 1.82 1,023.25 1.77
Class R ................. 1,000.00 1,053.90 4.67 4.62 1,000.00 1,020.45 4.60 1,020.50 4.55
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annu alized expense ratio for the class (0.41% for Institutional, 0.66% for Service, 0.66% for Investor A 0.51% for Investor A1, 1.41% for
Investor C, 0.36% for Class K and 0.91% for Class R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.40% for Institutional, 0.65% for Service, 0.65% for Investor A 0.50% for Investor A1, 1.40% for
Investor C, 0.35% for Class K and 0.90% for Class R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 40%
Asset-Backed Securities .............................. 16
Non-Agency Mortgage-Backed Securities .................. 15
U.S. Government Sponsored Agency Securities .............. 10
U.S. Treasury Obligations ............................. 10
Foreign Agency Obligations ............................ 5
Investment Companies ............................... 2
Foreign Government Obligations ........................ 2
Municipal Bonds ................................... —
(b)
Floating Rate Loan Interests ........................... —
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
..................................... 49%
AA/Aa ........................................ 2
A ........................................... 11
BBB/Baa ...................................... 22
BB/Ba ........................................ 7
B ........................................... 4
CCC/ Caa ...................................... —
(d)
D ........................................... —
(d)
NR .......................................... 5
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased and options written.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging
The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

2020
BlackRock Annual Report to Shareholders

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Service Shares are not subject to any sales charge. These shares are subject to a service fee of  0.25% per year (but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all Funds included in this report, except for BlackRock Low Duration Bond
Portfolio (“Low Duration Bond”), which is subject to an initial sales charge of 2.25%. These shares are subject to a service fee of 0.25% per year (but no distribution fee).
Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
On February 24, 2020, BlackRock High Yield Bond Portfolio's issued and outstanding Investor C1 Shares and BlackRock Low Duration Bond Portfolio's issued and outstanding Investor C2 and Investor C3 Shares converted into Investor A Shares with the same relative aggregate NAV.
Investor A1 Shares (available only in Low Duration Bond Portfolio) are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of  0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemption of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.
Investor C Shares are subject to a  1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years. Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.
Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of  0.25% per year and a service fee of  0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to July 18, 2011, Low Duration Bond’s Class R Shares performance results are those of Institutional
Shares (which have no distribution or service fees) restated to reflect Class R Shares fees .
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if an y, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund's performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time.
With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2020 and held through September 30, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
16
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 6.9%
Adams Mill CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A2R, (LIBOR USD 3
Month + 1.10%), 1.37%, 07/15/26 .... USD 710 $ 706,964
Series 2014-1A, Class C1R, (LIBOR USD 3
Month + 2.35%), 2.63%, 07/15/26 .... 390 385,748
AGL CLO 7 Ltd.
(a)(b)
:
Series 2020-7A, Class A1, (LIBOR USD 3
Month + 1.80%), 2.05%, 07/15/31 .... 540 540,001
Series 2020-7A, Class D, (LIBOR USD 3
Month + 4.40%), 4.65%, 07/15/31 .... 250 250,006
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.39%), 1.66%,
04/20/32
(a)(b)
..................... 1,320 1,318,737
AGL Core CLO 5 Ltd., Series 2020-5A, Class
D, (LIBOR USD 3 Month + 4.95%), 5.25%,
07/20/30
(a)(b)(c)
.................... 250 248,200
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.35%,
10/21/28
(a)(b)
..................... 1,130 1,126,968
Allegro CLO IV Ltd.
(a)(b)
:
Series 2016-1A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.42%, 01/15/30 .... 1,444 1,438,465
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.98%, 01/15/30 .... 560 550,156
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.13%, 10/15/29
(a)(b)
1,660 1,658,703
ALM VII R Ltd., Series 2013-7RA, Class A1R,
(LIBOR USD 3 Month + 1.41%), 1.69%,
10/15/28
(a)(b)
..................... 690 687,120
ALM XIX Ltd., Series 2016-19A, Class A2RA,
(LIBOR USD 3 Month + 1.45%), 1.73%,
04/16/29
(a)(b)(c)
.................... 730 723,284
ALM XVI Ltd.
(a)(b)
:
Series 2015-16A, Class A2R2, (LIBOR USD
3 Month + 1.50%), 1.78%, 07/15/27 ... 1,480 1,465,714
Series 2015-16A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.18%, 07/15/27 .... 560 545,330
ALM XVIII Ltd., Series 2016-18A, Class A2R,
(LIBOR USD 3 Month + 1.65%), 1.92%,
01/15/28
(a)(b)
..................... 500 490,319
AMMC CLO 16 Ltd., Series 2015-16A, Class
BR, (LIBOR USD 3 Month + 1.60%), 1.87%,
04/14/29
(a)(b)
..................... 250 243,989
AMMC CLO XII Ltd., Series 2013-12A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.44%,
11/10/30
(a)(b)
..................... 500 496,701
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1LR, (LIBOR USD 3 Month + 1.26%),
1.52%, 07/24/29
(a)(b)
................ 781 779,589
AMMC CLO XIV Ltd., Series 2014-14A, Class
A1LR, (LIBOR USD 3 Month + 1.25%),
1.50%, 07/25/29
(a)(b)
................ 1,530 1,524,427
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................. 557 579,183
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.26%, 04/13/31
(a)(b)
.......... 2,240 2,214,117
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class B, (LIBOR USD 3 Month +
1.50%), 1.75%, 01/28/31
(a)(b)
.......... 1,040 1,020,952
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.30%, 01/28/31 .... 920 910,916
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.10%, 01/28/31 .... 360 345,051
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.73%, 01/15/30 .... USD 420 $ 410,223
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.13%, 01/15/30 .... 250 238,966
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR, (LIBOR USD 3 Month + 1.27%),
1.55%, 07/15/30
(a)(b)
................ 580 576,064
Anchorage Capital CLO 7 Ltd.
(a)(b)
:
Series 2015-7A, Class AR2, (LIBOR USD 3
Month + 1.09%), 1.34%, 01/28/31 .... 930 917,880
Series 2015-7A, Class BR2, (LIBOR USD 3
Month + 1.75%), 2.00%, 01/28/31 .... 1,640 1,604,931
Series 2015-7A, Class D1R2, (LIBOR USD 3
Month + 3.50%), 3.75%, 01/28/31 .... 250 238,035
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class AR, (LIBOR USD 3
Month + 1.00%), 1.25%, 07/28/28 .... 570 568,465
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.85%, 07/28/28 .... 650 639,759
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.52%, 10/13/30
(a)(b)
................ 670 667,628
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B, (EURIBOR 3 Month + 1.80%),
1.80%, 05/15/31
(a)(b)
................ EUR 250 292,538
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.36%,
04/15/31
(a)(b)
..................... USD 4,916 4,839,797
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.28%,
04/20/31
(a)(b)
..................... 500 496,791
Apidos CLO XVIII, Series 2018-18A, Class A1,
(LIBOR USD 3 Month + 1.14%), 1.40%,
10/22/30
(a)(b)
..................... 350 345,561
Apidos CLO XXXI, Series 2019-31A, Class
B, (LIBOR USD 3 Month + 1.90%), 2.18%,
04/15/31
(a)(b)
..................... 580 579,998
Aqueduct European CLO DAC, Series 2019-4X,
Class B1, (EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
................. EUR 340 398,268
Arbour CLO II DAC, Series 2014-2X, Class
B2R, (EURIBOR 3 Month + 1.50%), 1.50%,
05/15/30
(a)
...................... 202 235,429
Ares European CLO X BV, Series 10X, Class
B1, (EURIBOR 3 Month + 1.70%), 1.70%,
10/15/31
(a)
...................... 180 209,455
Ares European CLO XI BV, Series 11X, Class
B1, (EURIBOR 3 Month + 1.85%), 1.85%,
04/15/32
(a)
...................... 170 198,738
Ares European CLO XII BV, Series 12X, Class
B1, (EURIBOR 3 Month + 1.75%), 1.75%,
04/20/32
(a)
...................... 200 233,648
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.45%, 10/15/30
(a)(b)
................ USD 310 306,880
Atrium IX, Series 9A, Class AR, (LIBOR USD 3
Month + 1.24%), 1.50%, 05/28/30
(a)(b)
.... 990 966,085
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 1.09%, 04/22/27
(a)(b)
... 376 372,208
Avery Point IV CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.10%), 1.34%,
04/25/26
(a)(b)
..................... 1,553 1,552,824
Avery Point V CLO Ltd.
(a)(b)
:
Series 2014-5A, Class AR, (LIBOR USD 3
Month + 0.98%), 1.25%, 07/17/26 .... 360 359,580

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-5A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.77%, 07/17/26 .... USD 650 $ 644,460
Avery Point VI CLO Ltd.
(a)(b)
:
Series 2015-6A, Class AR, (LIBOR USD 3
Month + 1.05%), 1.30%, 08/05/27 .... 900 898,918
Series 2015-6A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.75%, 08/05/27 .... 840 822,576
Avery Point VII CLO Ltd., Series 2015-7A,
Class AR, (LIBOR USD 3 Month + 1.14%),
1.42%, 01/15/28
(a)(b)
................ 1,650 1,641,188
Avoca CLO XVII DAC, Series 17A, Class
B1R, (EURIBOR 3 Month + 1.70%), 1.70%,
10/15/32
(a)(b)
..................... EUR 262 308,949
Avoca CLO XVIII DAC, Series 18X, Class
C, (EURIBOR 3 Month + 1.75%), 1.75%,
04/15/31
(a)
...................... 100 113,864
B2R Mortgage Trust, Series 2015-2, Class A,
3.34%, 11/15/48
(b)
................. USD 11 10,644
Babson CLO Ltd., Series 2015-IA, Class BR,
(LIBOR USD 3 Month + 1.40%), 1.67%,
01/20/31
(a)(b)
..................... 250 244,138
Bain Capital Credit CLO Ltd., Series 2018-2A,
Class A1, (LIBOR USD 3 Month + 1.08%),
1.35%, 07/19/31
(a)(b)
................ 330 325,945
Barings CLO Ltd., Series 2018-3A, Class A1,
(LIBOR USD 3 Month + 0.95%), 1.22%,
07/20/29
(a)(b)
..................... 270 267,172
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class B, (LIBOR USD 3
Month + 2.30%), 0.00%, 10/15/32 .... 375 375,000
Series 2020-18A, Class D1, (LIBOR USD 3
Month + 4.00%), 4.23%, 10/15/32 .... 326 326,000
Battalion CLO VII Ltd., Series 2014-7A, Class
A1RR, (LIBOR USD 3 Month + 1.04%),
1.31%, 07/17/28
(a)(b)
................ 800 795,332
Battalion CLO VIII Ltd.
(a)(b)
:
Series 2015-8A, Class A1R2, (LIBOR USD 3
Month + 1.07%), 1.34%, 07/18/30 .... 1,332 1,315,977
Series 2015-8A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.82%, 07/18/30 .... 666 646,671
Battalion CLO X Ltd., Series 2016-10A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.51%, 01/24/29
(a)(b)
................ 4,880 4,860,462
BDS Ltd., Series 2019-FL3, Class A, (LIBOR
USD 1 Month + 1.40%), 1.55%, 12/15/35
(a)(b)
1,080 1,061,148
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R, (LIBOR USD 3 Month
+ 1.75%), 2.03%, 07/15/29
(a)(b)
......... 650 646,011
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.36%, 04/20/31
(a)(b)
......... 960 952,287
Benefit Street Partners CLO VII Ltd., Series
2015-VIIA, Class A1AR, (LIBOR USD 3
Month + 0.78%), 1.05%, 07/18/27
(a)(b)
.... 392 390,367
Benefit Street Partners CLO XX Ltd., Series
2020-20A, Class D, (LIBOR USD 3 Month +
4.25%), 4.40%, 07/15/31
(a)(b)
.......... 640 639,551
Birch Grove CLO Ltd., Series 19A, Class D,
(LIBOR USD 3 Month + 3.90%), 4.15%,
06/15/31
(a)(b)
..................... 500 495,309
Black Diamond CLO Ltd., Series 2013-1A,
Class A2R, (LIBOR USD 3 Month + 1.45%),
1.72%, 02/06/26
(a)(b)
................ 172 172,184
BlueMountain CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R2, (LIBOR USD 3
Month + 1.23%), 1.50%, 01/20/29 .... 1,340 1,337,009
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.44%, 10/22/30 .... USD 1,756 $ 1,737,408
Series 2015-3A, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.27%, 04/20/31 .... 250 246,297
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class B, (LIBOR USD 3 Month + 2.25%),
2.56%, 07/25/31
(a)(b)
................ 250 249,986
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class A2, (EURIBOR 3 Month + 1.35%),
1.35%, 03/30/32
(a)
................. EUR 130 152,378
BlueMountain Fuji Eur CLO V DAC, Series
5X, Class C, (EURIBOR 3 Month + 2.45%),
2.45%, 01/15/33
(a)
................. 340 392,150
Cairn CLO XII DAC
(a)(b)(c)
:
Series 2020-12A, Class B, (EURIBOR 3
Month + 2.30%), 2.30%, 04/15/33 .... 250 293,845
Series 2020-12A, Class C, (EURIBOR 3
Month + 3.00%), 3.00%, 04/15/33 .... 250 293,406
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (LIBOR USD 3 Month + 1.03%),
1.30%, 04/30/31
(a)(b)
................ USD 1,860 1,837,290
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.24%, 04/17/31 .... 798 787,964
Series 2014-3RA, Class A1A, (LIBOR USD 3
Month + 1.05%), 1.29%, 07/27/31 .... 3,333 3,284,201
Series 2015-3A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.85%, 07/28/28 .... 530 520,121
Carlyle US CLO Ltd.
(a)(b)
:
Series 2016-4A, Class A2R, (LIBOR USD 3
Month + 1.45%), 1.72%, 10/20/27 .... 250 243,520
Series 2020-1A, Class C1, (LIBOR USD 3
Month + 4.00%), 4.19%, 07/20/31 .... 250 250,003
CarVal CLO II Ltd., Series 2019-1A, Class D,
(LIBOR USD 3 Month + 4.15%), 4.42%,
04/20/32
(a)(b)
..................... 998 997,978
CBAM Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.52%, 07/20/30 .... 1,600 1,598,596
Series 2017-2A, Class B1, (LIBOR USD 3
Month + 1.75%), 2.02%, 10/17/29 .... 810 795,362
CDO Repack SPC Ltd., Series 2006-CLF1,
Class D1, 7.11%, 05/20/30
(b)
.......... 389 406,815
Cedar Funding II CLO Ltd., Series 2013-1A,
Class BR, (LIBOR USD 3 Month + 1.75%),
1.99%, 06/09/30
(a)(b)
................ 550 544,273
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.36%, 10/20/28
(a)(b)
................ 2,980 2,957,690
Cedar Funding VIII CLO Ltd.
(a)(b)
:
Series 2017-8A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.52%, 10/17/30 .... 4,530 4,495,988
Series 2017-8A, Class B, (LIBOR USD 3
Month + 1.70%), 1.97%, 10/17/30 .... 750 732,399
Series 2017-8A, Class C, (LIBOR USD 3
Month + 2.25%), 2.52%, 10/17/30 .... 250 240,487
Cent CLO 24 Ltd., Series 2015-24A, Class A1R,
(LIBOR USD 3 Month + 1.07%), 1.35%,
10/15/26
(a)(b)
..................... 890 887,749
CIFC Funding Ltd.
(a)(b)
:
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.40%, 10/17/30 .... 6,450 6,421,085
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.27%, 04/15/30 .... 633 605,600
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.15%), 1.42%, 10/20/27 .... 250 248,600

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.01%), 1.28%, 04/23/29 .... USD 1,190 $ 1,186,030
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.97%, 04/23/29 .... 340 335,247
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.00%), 1.27%, 04/18/31 .... 1,230 1,205,585
Series 2020-1A, Class B, (LIBOR USD 3
Month + 2.30%), 2.54%, 07/15/32 .... 740 739,996
Series 2020-1A, Class D, (LIBOR USD 3
Month + 4.00%), 4.24%, 07/15/32 .... 380 376,829
Cloud Pass-Through Trust, Series 2019-1A,
Class CLOU, 3.55%, 12/05/22
(b)(d)
....... 860 873,970
Contego CLO VIII DAC, Series 8A, Class
B1, (EURIBOR 3 Month + 2.10%), 2.10%,
01/25/32
(a)(b)
..................... EUR 540 632,352
Corevest American Finance Trust, Series 2020-
2, Class A, 3.38%, 05/15/52
(b)
......... USD 2,081 2,263,341
Cumberland Park CLO Ltd., Series 2015-2A,
Class CR, (LIBOR USD 3 Month + 1.80%),
2.07%, 07/20/28
(a)(b)
................ 310 300,378
CVC Cordatus Loan Fund VI DAC, Series 6X,
Class CR, (EURIBOR 3 Month + 1.60%),
1.60%, 04/15/32
(a)
................. EUR 250 280,794
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.45%,
10/20/30
(a)(b)
..................... USD 1,500 1,480,437
Dryden 36 Senior Loan Fund, Series 2014-36A,
Class DR2, (LIBOR USD 3 Month + 3.70%),
3.98%, 04/15/29
(a)(b)
................ 250 243,201
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR, (LIBOR USD 3 Month + 1.14%),
1.41%, 07/20/29
(a)(b)
................ 1,590 1,586,879
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.40%,
01/15/31
(a)(b)
..................... 4,900 4,859,554
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1, (LIBOR USD 3 Month + 1.33%), 1.60%,
10/20/32
(a)(b)
..................... 250 246,876
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.18%, 10/15/27
(a)(b)
.......... 2,911 2,889,253
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.18%, 04/15/29
(a)(b)
.......... 330 326,471
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.48%, 08/15/30
(a)(b)
.......... 1,660 1,641,923
Eaton Vance CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1RR, (LIBOR USD
3 Month + 1.16%), 1.44%, 01/15/28 ... 270 268,716
Series 2013-1A, Class A2RR, (LIBOR USD
3 Month + 1.85%), 2.13%, 01/15/28 ... 250 249,378
Elm CLO Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.17%), 1.44%, 01/17/29 .... 5,500 5,473,129
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.75%), 2.02%, 01/17/29 .... 470 466,238
Elmwood CLO II Ltd.
(a)(b)
:
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.45%), 1.72%, 04/20/31 .... 1,050 1,049,997
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.95%), 4.22%, 04/20/31 .... 250 247,753
Elmwood CLO V Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.20%), 2.47%, 07/24/31 .... 620 619,946
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-2A, Class C, (LIBOR USD 3
Month + 2.75%), 3.02%, 07/24/31 .... USD 620 $ 615,755
Flatiron CLO Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.89%), 1.17%,
04/15/27
(a)(b)
..................... 482 480,988
Galaxy XXIII CLO Ltd., Series 2017-23A, Class
A, (LIBOR USD 3 Month + 1.28%), 1.54%,
04/24/29
(a)(b)
..................... 577 573,401
Galaxy XXIX CLO Ltd.
(a)(b)
:
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.40%), 1.68%, 11/15/26 .... 250 245,131
Series 2018-29A, Class C, (LIBOR USD 3
Month + 1.68%), 1.96%, 11/15/26 .... 350 332,713
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.23%,
10/15/30
(a)(b)
..................... 640 613,575
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A, Class D, (LIBOR USD 3
Month + 2.98%), 3.39%, 04/20/31
(a)(b)
.... 510 503,790
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class AR2, (LIBOR USD 3 Month
+ 1.11%), 1.38%, 10/29/29
(a)(b)
......... 420 419,187
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.12%, 04/20/29 .... 630 609,484
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 2.65%), 2.92%, 04/20/29 .... 360 334,159
Grippen Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.26%), 1.53%,
01/20/30
(a)(b)
..................... 251 250,459
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (LIBOR USD 1 Month + 0.07%), 0.22%,
03/25/36
(a)
...................... 543 251,161
Gulf Stream Meridian 1 Ltd., Series 2020-IA,
Class A1, (LIBOR USD 3 Month + 1.37%),
1.64%, 04/15/33
(a)(b)
................ 1,180 1,177,682
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.32%, 07/25/27
(a)(b)
.......... 2,810 2,799,827
Highbridge Loan Management Ltd.
(a)(b)
:
Series 12A-18, Class A1B, (LIBOR USD 3
Month + 1.25%), 1.52%, 07/18/31 .... 250 245,774
Series 6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.25%, 02/05/31 .... 3,009 2,961,540
HPS Loan Management Ltd., Series 10A-16,
Class A1R, (LIBOR USD 3 Month + 1.14%),
1.41%, 01/20/28
(a)(b)
................ 970 964,835
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.41%,
10/19/28
(a)(b)
..................... 865 859,267
Invesco Euro CLO II DAC, Series 2X, Class
B1, (EURIBOR 3 Month + 1.80%), 1.80%,
08/15/32
(a)
...................... EUR 300 351,626
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.15%, 07/17/37
(a)(b)
................ USD 634 634,079
Kayne CLO 5 Ltd., Series 2019-5A, Class A,
(LIBOR USD 3 Month + 1.35%), 1.61%,
07/24/32
(a)(b)
..................... 800 798,086
LCM XIV LP, Series 14A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.31%, 07/20/31
(a)(b)
250 244,846
LCM XXI LP, Series 21A, Class AR, (LIBOR
USD 3 Month + 0.88%), 1.15%, 04/20/28
(a)(b)
820 812,848
Lendmark Funding Trust, Series 2019-2A,
Class A, 2.78%, 04/20/28
(b)
........... 2,600 2,628,881

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
LoanCore Issuer Ltd., Series 2018-CRE1, Class
A, (LIBOR USD 1 Month + 1.13%), 1.28%,
05/15/28
(a)(b)
..................... USD 537 $ 534,014
Madison Park Funding X Ltd., Series 2012-10A,
Class AR2, (LIBOR USD 3 Month + 1.22%),
1.49%, 01/20/29
(a)(b)
................ 1,700 1,693,797
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR, (LIBOR USD 3 Month +
1.16%), 1.42%, 07/23/29
(a)(b)
.......... 2,000 1,988,371
Madison Park Funding XIII Ltd.
(a)(b)
:
Series 2014-13A, Class AR2, (LIBOR USD 3
Month + 0.95%), 1.22%, 04/19/30 .... 1,090 1,079,164
Series 2014-13A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.77%, 04/19/30 .... 960 943,306
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (LIBOR USD 3 Month +
0.92%), 1.18%, 01/22/28
(a)(b)
.......... 1,229 1,219,408
Madison Park Funding XVII Ltd., Series 2015-
17A, Class B1R, (LIBOR USD 3 Month +
1.75%), 2.02%, 07/21/30
(a)(b)
.......... 350 345,118
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.47%, 07/29/30
(a)(b)
.......... 1,665 1,648,882
Madison Park Funding XXXVI Ltd., Series
2019-36A, Class B1, (LIBOR USD 3 Month
+ 1.85%), 2.13%, 01/15/33
(a)(b)
......... 530 527,567
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.45%, 12/18/30
(a)(b)
................ 430 424,500
Mariner CLO 8 Ltd., Series 2020-8A, Class
A, (LIBOR USD 3 Month + 1.27%), 2.44%,
04/20/33
(a)(b)
..................... 640 634,873
Mariner CLO LLC
(a)(b)
:
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.77%, 04/20/29 .... 1,466 1,431,874
Series 2016-3A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.31%, 07/23/29
(c)
... 1,125 1,112,288
Mariner Finance Issuance Trust
(b)
:
Series 2020-AA, Class A, 2.19%, 08/21/34 . 1,510 1,515,017
Series 2020-AA, Class B, 3.21%, 08/21/34 260 262,201
Series 2020-AA, Class C, 4.10%, 08/21/34 330 335,616
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (LIBOR USD 3 Month + 0.97%),
1.24%, 04/21/31
(a)(b)
................ 477 467,504
Mid-State Trust VII, Series 7, Class A, 6.34%,
12/15/36 ....................... 1,075 1,136,282
Mountain Hawk II CLO Ltd., Series 2013-2A,
Class BR, (LIBOR USD 3 Month + 1.60%),
1.87%, 07/20/24
(a)(b)
................ 332 331,233
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.52%,
10/20/30
(a)(b)
..................... 830 822,764
MP CLO VIII Ltd.
(a)(b)
:
Series 2015-2A, Class AR, (LIBOR USD 3
Month + 0.91%), 1.16%, 10/28/27 .... 1,324 1,317,700
Series 2015-2A, Class BR, (LIBOR USD 3
Month + 1.42%), 1.67%, 10/28/27 .... 1,500 1,463,301
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 1.05%, 11/15/68
(a)(b)
.... 490 487,705
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BR, (LIBOR USD 3 Month +
1.25%), 1.53%, 01/15/28
(a)(b)
.......... 250 245,095
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.44%, 10/18/30
(a)(b)
.... 1,430 1,418,351
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class B, (LIBOR USD 3
Month + 2.20%), 2.37%, 07/20/31
(a)(b)(c)
... USD 250 $ 251,000
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.77%, 10/18/30
(a)(b)
.... 250 246,999
Oaktree CLO, Series 2014-1A, Class A2R,
(LIBOR USD 3 Month + 1.85%), 2.10%,
05/13/29
(a)(b)
..................... 410 398,214
Oaktree CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 0.87%), 1.14%,
10/20/27
(a)(b)
..................... 422 420,946
Oaktree EIF III Series I Ltd., Series 2016-IIIA,
Class B, (LIBOR USD 3 Month + 2.00%),
2.27%, 10/20/27
(a)(b)
................ 250 248,737
OCP CLO Ltd.
(a)(b)
:
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.90%), 2.16%, 04/24/29 .... 945 899,563
Series 2014-5A, Class A1R, (LIBOR USD 3
Month + 1.08%), 1.32%, 04/26/31 .... 140 139,040
Series 2015-10A, Class BR, (LIBOR USD 3
Month + 1.85%), 2.09%, 10/26/27 .... 380 371,305
Series 2016-12A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.39%, 10/18/28 .... 640 637,822
Series 2017-13A, Class A1A, (LIBOR USD 3
Month + 1.26%), 1.54%, 07/15/30 .... 2,610 2,600,929
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.20%, 11/20/30 .... 250 234,082
Series 2020-19A, Class B, (LIBOR USD 3
Month + 2.50%), 2.82%, 07/20/31 .... 250 249,952
OCP Euro CLO DAC, Series 2017-2X, Class
B, (EURIBOR 3 Month + 1.35%), 1.35%,
01/15/32
(a)
...................... EUR 170 197,444
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (LIBOR USD 3 Month
+ 0.96%), 1.23%, 04/16/31
(a)(b)
......... USD 1,780 1,751,661
Octagon Investment Partners 32 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.70%), 1.98%, 07/15/29
(a)(b)
.......... 350 344,097
Octagon Investment Partners 46 Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.20%), 2.45%, 07/15/33 .... 710 709,981
Series 2020-2A, Class D, (LIBOR USD 3
Month + 4.60%), 4.85%, 07/15/33 .... 530 529,912
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.29%, 07/17/30
(a)(b)
......... 2,755 2,715,643
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.24%, 01/25/31
(a)(b)
......... 2,390 2,389,995
Octagon Investment Partners XXIII Ltd., Series
2015-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.13%, 07/15/27
(a)(b)
.......... 660 635,666
OFSI Fund VII Ltd., Series 2014-7A, Class AR,
(LIBOR USD 3 Month + 0.90%), 1.17%,
10/18/26
(a)(b)
..................... 32 31,922
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class B1, (LIBOR USD 3 Month + 1.80%),
2.07%, 07/20/32
(a)(b)
................ 668 658,944
OHA Loan Funding Ltd.
(a)(b)
:
Series 2013-2A, Class AR, (LIBOR USD 3
Month + 1.04%), 1.30%, 05/23/31 .... 4,495 4,435,335
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.62%, 11/15/32 .... 1,170 1,167,139
OneMain Financial Issuance Trust
(b)
:
Series 2019-2A, Class A, 3.14%, 10/14/36 . 3,140 3,363,204

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1A, Class A, 3.84%, 05/14/32 . USD 2,800 $ 2,945,053
Series 2020-2A, Class C, 2.76%, 09/14/35 . 550 555,425
Series 2020-2A, Class D, 3.45%, 09/14/35 . 1,410 1,434,208
OZLM Funding III Ltd., Series 2013-3A, Class
BRR, (LIBOR USD 3 Month + 2.70%),
2.96%, 01/22/29
(a)(b)
................ 990 983,956
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.51%, 10/22/30
(a)(b)
................ 9,077 9,032,725
OZLM Ltd., Series 2019-24A, Class A2A,
(LIBOR USD 3 Month + 2.25%), 2.52%,
07/20/32
(a)(b)
..................... 250 249,998
OZLM VI Ltd., Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%), 2.02%,
04/17/31
(a)(b)
..................... 250 246,986
OZLM VIII Ltd., Series 2014-8A, Class BRR,
(LIBOR USD 3 Month + 2.20%), 2.47%,
10/17/29
(a)(b)
..................... 340 331,512
OZLM XIV Ltd., Series 2015-14A, Class A2AR,
(LIBOR USD 3 Month + 1.70%), 1.98%,
01/15/29
(a)(b)
..................... 2,110 2,077,161
Palmer Square CLO Ltd.
(a)(b)
:
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.22%), 1.47%, 05/21/29 .... 2,420 2,412,750
Series 2015-1A, Class A2R2, (LIBOR USD 3
Month + 1.65%), 1.90%, 05/21/29 .... 530 520,527
Series 2015-2A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.82%, 07/20/30 .... 500 494,444
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.30%, 04/18/31 .... 850 834,696
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.37%, 07/16/31 .... 1,070 1,058,007
Series 2018-3A, Class A2, (LIBOR USD 3
Month + 1.35%), 1.63%, 08/15/26 .... 776 762,818
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.05%), 1.33%, 07/15/26 .... 700 691,008
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 0.90%), 1.18%, 11/15/26 .... 393 392,498
Series 2019-2A, Class C, (LIBOR USD 3
Month + 3.25%), 3.52%, 04/20/27 .... 250 229,922
Series 2019-3A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.85%, 08/20/27 .... 440 434,319
Series 2019-3A, Class B, (LIBOR USD 3
Month + 2.10%), 2.35%, 08/20/27 .... 350 338,377
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 1.35%), 1.60%, 02/20/28 .... 990 960,162
Series 2020-2A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.82%, 04/20/28 .... 1,270 1,241,352
Series 2020-4A, Class A2, (LIBOR USD 3
Month + 1.60%), 0.00%, 11/25/28 .... 560 560,000
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.48%, 11/14/29 .... 1,870 1,859,523
Series 2017-1A, Class A2, (LIBOR USD 3
Month + 1.70%), 1.96%, 11/14/29 .... 780 765,518
Progress Residential Trust
(b)
:
Series 2017-SFR1, Class A, 2.77%,
08/17/34 ..................... 736 749,203
Series 2020-SFR2, Class D, 3.87%,
06/17/37 ..................... 400 418,964
Race Point IX CLO Ltd., Series 2015-9A, Class
A1AR, (LIBOR USD 3 Month + 1.21%),
1.49%, 10/15/30
(a)(b)
................ 716 715,133
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta VI Funding Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 1.35%,
07/20/28
(a)(b)
..................... USD 2,360 $ 2,356,226
Riserva CLO Ltd., Series 2016-3A, Class AR,
(LIBOR USD 3 Month + 1.14%), 1.41%,
10/18/28
(a)(b)
..................... 1,040 1,031,435
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.03%), 1.31%, 04/15/29 .... 2,060 2,044,842
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.45%), 1.73%, 04/15/29 .... 960 941,182
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.13%, 04/15/29 .... 510 486,932
Series 2017-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.78%, 10/15/29 .... 1,695 1,643,733
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.13%, 10/15/29 .... 1,039 1,025,067
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.46%, 10/20/30 .... 3,237 3,223,891
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 1.35%, 05/20/31 .... 297 294,644
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.43%, 10/20/31 .... 250 248,491
Series 2019-2A, Class B, (LIBOR USD 3
Month + 1.93%), 2.18%, 08/20/32 .... 250 245,915
Rockford Tower Europe CLO DAC, Series
2018-1X, Class B, (EURIBOR 3 Month +
1.85%), 1.85%, 12/20/31
(a)
........... EUR 826 969,202
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.30%,
04/20/31
(a)(b)
..................... USD 713 711,209
RR 11 Ltd., Series 2020-11A, Class A2, (LIBOR
USD 3 Month + 2.10%), 2.28%, 10/15/31
(a)(b)
870 869,997
RR 2 Ltd., Series 2017-2A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.87%, 10/15/29
(a)(b)
250 244,445
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.37%,
01/15/30
(a)(b)
..................... 670 663,260
RR 6 Ltd., Series 2019-6A, Class A1A, (LIBOR
USD 3 Month + 1.25%), 1.53%, 04/15/30
(a)(b)
2,140 2,130,893
RRE 2 Loan Management DAC, Series 2A,
Class B, (EURIBOR 3 Month + 1.80%),
1.80%, 01/15/32
(a)(b)
................ EUR 250 293,320
Silver Creek CLO Ltd., Series 2014-1A, Class
CR, (LIBOR USD 3 Month + 2.30%), 2.57%,
07/20/30
(a)(b)
..................... USD 500 480,909
SLM Private Credit Student Loan Trust
(a)
:
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 0.58%, 03/15/24 .... 690 683,607
Series 2006-A, Class A5, (LIBOR USD 3
Month + 0.29%), 0.54%, 06/15/39 .... 3,082 2,931,748
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 4.90%, 10/15/41
(a)(b)
.......... 3,683 4,013,859
SMB Private Education Loan Trust
(b)
:
Series 2015-B, Class B, 3.50%, 12/17/40 .. 990 1,017,341
Series 2020-BA, Class B, 2.76%, 07/15/53 510 507,423
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 ..................... 4,730 4,759,470
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,513,498
Sound Point CLO XIV Ltd., Series 2016-3A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.41%, 01/23/29
(a)(b)
................ 1,000 996,983
Sound Point CLO XV Ltd., Series 2017-1A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.41%, 01/23/29
(a)(b)
................ 280 277,930

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month + 1.40%),
1.68%, 04/15/32
(a)(b)
................ USD 4,180 $ 4,145,525
Sound Point Euro CLO I Funding DAC, Series
1X, Class B1, (EURIBOR 3 Month + 2.00%),
2.00%, 04/25/32
(a)
................. EUR 140 163,522
Sound Point Euro CLO II Funding DAC, Series
2A, Class B1, (EURIBOR 3 Month + 1.85%),
1.85%, 10/26/32
(a)(b)
................ 610 716,259
St. Paul's CLO XII DAC, Series 12X, Class
B1, (EURIBOR 3 Month + 1.60%), 1.60%,
04/15/33
(a)
...................... 310 357,605
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.53%,
10/15/30
(a)(b)
..................... USD 1,070 1,054,325
Sutton Park CLO DAC, Series 1X, Class BE,
(EURIBOR 3 Month + 2.35%), 2.35%,
11/15/31
(a)
...................... EUR 202 231,993
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.15%, 04/15/28
(a)(b)
................ USD 875 867,808
Symphony CLO XVIII Ltd., Series 2016-18A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.41%, 01/23/28
(a)(b)
................ 900 894,825
Symphony CLO XXI Ltd., Series 2019-21A,
Class A, (LIBOR USD 3 Month + 1.38%),
1.65%, 07/15/32
(a)(b)
................ 860 859,546
TCW CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 4.50%), 5.26%,
04/20/28
(a)(b)
..................... 500 500,461
THL Credit Wind River CLO Ltd.
(a)(b)
:
Series 2012-1A, Class BR2, (LIBOR USD 3
Month + 1.45%), 1.73%, 01/15/26 .... 280 276,873
Series 2016-1A, Class AR, (LIBOR USD 3
Month + 1.05%), 1.33%, 07/15/28 .... 1,120 1,117,447
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 1.42%,
01/16/31
(a)(b)
..................... 910 897,953
TICP CLO IX Ltd., Series 2017-9A, Class A,
(LIBOR USD 3 Month + 1.14%), 1.41%,
01/20/31
(a)(b)
..................... 670 663,302
TICP CLO VI Ltd.
(a)(b)
:
Series 2016-6A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.47%, 01/15/29 .... 480 477,386
Series 2016-6A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.98%, 01/15/29 .... 1,190 1,170,079
Towd Point Mortgage Trust, Series 2019-SJ2,
Class M1, 4.50%, 11/25/58
(b)(d)
......... 3,000 3,123,055
Trestles CLO III Ltd.
(a)(b)
:
Series 2020-3A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.60%, 01/20/33 .... 1,830 1,826,411
Series 2020-3A, Class B1, (LIBOR USD 3
Month + 1.85%), 2.12%, 01/20/33 .... 530 529,998
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
........... 2,225 2,271,437
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1,  3.23%, 05/14/26 ....... 1,334 1,480,020
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (LIBOR USD 3 Month + 1.07%),
1.34%, 07/18/31
(a)(b)
................ 350 344,836
Venture 35 CLO Ltd., Series 2018-35A, Class
AS, (LIBOR USD 3 Month + 1.15%), 1.41%,
10/22/31
(a)(b)
..................... 660 661,324
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.50%,
10/15/29
(a)(b)
..................... 3,230 3,183,763
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
(a)(b)
:
Series 2014-3A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.89%, 07/25/26 .... USD 350 $ 327,985
Series 2017-4A, Class A1, (LIBOR USD 3
Month + 1.13%), 1.41%, 10/15/30 .... 1,680 1,670,970
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.06%), 1.33%, 04/15/31 .... 2,064 2,044,678
Voya Euro CLO II DAC, Series 2X, Class C,
(EURIBOR 3 Month + 2.75%), 2.75%,
07/15/32
(a)
...................... EUR 170 199,356
Westcott Park CLO Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.21%), 1.48%,
07/20/28
(a)(b)
..................... USD 1,210 1,205,166
Whitebox CLO I Ltd., Series 2019-1A, Class
C, (LIBOR USD 3 Month + 4.35%), 4.61%,
07/24/32
(a)(b)
..................... 650 645,488
Whitebox CLO II Ltd.
(a)(b)
:
Series 2020-2A, Class A1, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/24/31 .... 280 279,434
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.49%, 10/24/31 .... 280 276,193
Series 2020-2A, Class D, (LIBOR USD 3
Month + 4.15%), 4.39%, 10/24/31 .... 280 278,274
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.41%,
01/22/31
(a)(b)
..................... 1,250 1,240,179
York CLO-3 Ltd.
(a)(b)
:
Series 2016-1A, Class AR, (LIBOR USD 3
Month + 1.25%), 1.52%, 10/20/29 .... 520 515,226
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.75%), 2.02%, 10/20/29 .... 930 914,010
York CLO-4 Ltd., Series 2016-2A, Class A1R,
(LIBOR USD 3 Month + 1.09%), 1.36%,
04/20/32
(a)(b)(c)
.................... 1,050 1,034,250
Total Asset-Backed Securities — 6.9%
(Cost: $295,860,690) .............................. 294,932,233
Corporate Bonds — 36.6%
Aerospace & Defense — 2.0%
BAE Systems Holdings, Inc.
(b)
:
2.85%, 12/15/20 .................. 728 730,008
3.80%, 10/07/24 .................. 962 1,067,780
3.85%, 12/15/25 .................. 5,207 5,877,679
4.75%, 10/07/44 .................. 87 111,052
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 3,193 3,568,534
Boeing Co. (The):
4.88%, 05/01/25 .................. 1,084 1,179,528
3.83%, 03/01/59 .................. 195 171,876
5.93%, 05/01/60 .................. 1,415 1,751,260
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 218 205,874
Embraer Overseas Ltd., 5.70%, 09/16/23 ... 308 311,994
General Dynamics Corp.:
3.75%, 05/15/28 .................. 1,569 1,841,802
3.63%, 04/01/30 .................. 2,602 3,094,392
Huntington Ingalls Industries, Inc.
(b)
:
3.84%, 05/01/25 .................. 1,635 1,796,529
4.20%, 05/01/30 .................. 2,110 2,421,846
L3Harris Technologies, Inc.:
3.95%, 05/28/24 .................. 627 690,560
4.40%, 06/15/28 .................. 7,791 9,286,989
Leidos, Inc., 4.38%, 05/15/30
(b)
......... 3,335 3,908,453
Lockheed Martin Corp.:
3.60%, 03/01/35 .................. 4,168 5,013,810
4.07%, 12/15/42 .................. 1,547 1,932,574

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
2.80%, 06/15/50 .................. USD 2,088 $ 2,194,583
Northrop Grumman Corp.:
2.93%, 01/15/25 .................. 2,721 2,960,595
3.20%, 02/01/27 .................. 391 437,039
3.25%, 01/15/28 .................. 7,366 8,276,253
4.75%, 06/01/43 .................. 329 428,494
4.03%, 10/15/47 .................. 6 7,346
5.25%, 05/01/50 .................. 579 830,574
Raytheon Technologies Corp.:
3.65%, 08/16/23 .................. 155 167,485
3.15%, 12/15/24
(b)
................. 920 993,852
3.95%, 08/16/25 .................. 2,422 2,752,447
7.20%, 08/15/27
(b)
................. 630 851,150
7.00%, 11/01/28
(b)
................. 2,010 2,755,170
7.50%, 09/15/29 .................. 913 1,327,011
2.15%, 05/18/30 .................. EUR 1,815 2,366,717
2.25%, 07/01/30 .................. USD 4,525 4,785,807
5.40%, 05/01/35 .................. 105 142,703
4.20%, 12/15/44
(b)
................. 515 583,696
4.15%, 05/15/45 .................. 799 958,425
Textron, Inc.:
3.88%, 03/01/25 .................. 810 887,605
3.65%, 03/15/27 .................. 845 919,408
3.90%, 09/17/29 .................. 3,111 3,485,493
83,074,393
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.20%, 10/17/28 .................. 68 79,885
1.30%, 08/05/31 .................. EUR 1,470 1,768,554
3.88%, 08/01/42 .................. USD 1,070 1,179,920
United Parcel Service, Inc.:
3.40%, 03/15/29 .................. 2,839 3,279,435
2.50%, 09/01/29 .................. 744 813,460
4.45%, 04/01/30 .................. 684 856,236
5.20%, 04/01/40 .................. 1,911 2,647,101
10,624,591
Airlines — 0.5%
Air Canada Pass-Through Trust
(b)
:
Series 2015-2, Class B, 5.00%, 12/15/23 . 382 317,194
Series 2017-1, Class B, 3.70%, 01/15/26 . 8 6,561
Series 2017-1, Class AA, 3.30%, 01/15/30 456 433,507
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A, 4.80%, 08/15/27
(b)
..... 1,880 1,968,839
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%, 09/22/23 . 1,739 1,251,935
Series 2016-1, Class B, 5.25%, 01/15/24 . 1,276 881,710
Series 2016-2, Class B, 4.38%, 06/15/24
(b)
740 500,882
Series 2017-1, Class B, 4.95%, 02/15/25 . 612 431,498
Series 2017-2, Class B, 3.70%, 10/15/25 . 383 243,615
Series 2016-3, Class B, 3.75%, 10/15/25 . 19 13,065
Series 2015-2, Class AA, 3.60%, 09/22/27 331 317,643
Series 2016-1, Class AA, 3.58%, 01/15/28 2,469 2,368,925
Series 2019-1, Class B, 3.85%, 02/15/28 . 1,156 763,947
Series 2016-2, Class AA, 3.20%, 06/15/28 471 442,621
Series 2016-3, Class AA, 3.00%, 10/15/28 988 923,327
Series 2017-1, Class AA, 3.65%, 02/15/29 375 361,095
Series 2017-2, Class AA, 3.35%, 10/15/29 721 683,378
Series 2019-1, Class AA, 3.15%, 02/15/32 1,096 1,033,202
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 2,780 2,770,587
JetBlue Pass-Through Trust, Series 2020-1,
Class A, 4.00%, 11/15/32 ........... 2,065 2,136,697
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22 . 18 16,091
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2014-2, Class B, 4.63%, 09/03/22 . USD 146 $ 135,530
Series 2016-2, Class B, 3.65%, 10/07/25 . 93 70,127
Series 2016-1, Class B, 3.65%, 01/07/26 . 126 95,755
Series 2018-1, Class B, 4.60%, 03/01/26 . 490 379,933
Series 2015-1, Class AA, 3.45%, 12/01/27 972 952,396
Series 2019-2, Class B, 3.50%, 05/01/28 . 1,193 872,821
Series 2016-1, Class AA, 3.10%, 07/07/28 57 56,044
Series 2016-2, Class AA, 2.88%, 10/07/28 475 450,736
Series 2018-1, Class AA, 3.50%, 03/01/30 581 550,689
Series 2019-1, Class AA, 4.15%, 08/25/31 665 663,275
Series 2019-2, Class AA, 2.70%, 05/01/32 885 837,153
22,930,778
Automobiles — 0.3%
Daimler Finance North America LLC
(b)
:
2.30%, 02/12/21 .................. 3,005 3,023,443
3.35%, 05/04/21 .................. 3,060 3,108,822
General Motors Co., 6.25%, 10/02/43 ..... 682 808,213
Hyundai Capital America
(b)
:
3.95%, 02/01/22 .................. 290 300,331
2.38%, 02/10/23 .................. 3,260 3,342,511
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 3,191 3,210,161
13,793,481
Banks — 6.4%
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
........ 703 703,000
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ 360 375,975
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
347 341,504
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand,
5.38%, 04/17/25
(b)
................ 731 809,473
Banco Santander SA:
2.71%, 06/27/24 .................. 2,800 2,962,456
3.31%, 06/27/29 .................. 1,800 1,957,902
Bank of America Corp.:
(LIBOR USD 3 Month + 0.37%), 2.74%,
01/23/22
(a)
.................... 1,534 1,544,796
5.70%, 01/24/22 .................. 751 802,887
(LIBOR USD 3 Month + 0.63%), 3.50%,
05/17/22
(a)
.................... 6,024 6,136,939
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
.................... 843 884,977
4.20%, 08/26/24 .................. 1,567 1,745,072
4.00%, 01/22/25 .................. 443 493,502
Series L, 3.95%, 04/21/25 ........... 901 1,000,864
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 3,690 3,890,470
4.45%, 03/03/26 .................. 2,675 3,085,195
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
.................... 6,362 7,190,777
Series FF, (LIBOR USD 3 Month + 2.93%),
5.87%
(a)(e)
..................... 1,895 2,043,290
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 4,068 4,600,032
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
.................... 11,443 12,851,161
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 8,681 9,660,005
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 1,605 1,882,765
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 859 945,042
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 2,909 3,141,988

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.32%), 4.08%,
04/23/40
(a)
.................... USD 645 $ 767,992
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 1,012 1,033,334
Barclays plc:
4.38%, 01/12/26 .................. 525 588,166
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%),
2.64%, 06/24/31
(a)
............... 2,389 2,383,419
BBVA Bancomer SA, 6.75%, 09/30/22
(b)
.... 665 716,953
BNP Paribas SA
(b)
:
3.50%, 03/01/23 .................. 2,516 2,666,894
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25
(a)
.................... 4,612 4,860,215
(SOFR + 1.51%), 3.05%, 01/13/31
(a)
.... 3,353 3,595,970
Citigroup, Inc.:
4.40%, 06/10/25 .................. 775 874,439
3.70%, 01/12/26 .................. 2,082 2,333,096
4.60%, 03/09/26 .................. 1,304 1,494,837
3.20%, 10/21/26 .................. 2,613 2,882,400
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
.................... 7,297 8,202,648
(LIBOR USD 3 Month + 1.19%), 4.07%,
04/23/29
(a)
.................... 5,536 6,403,064
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 4,248 4,592,648
(SOFR + 3.91%), 4.41%, 03/31/31
(a)
.... 2,713 3,252,144
Citizens Financial Group, Inc., 3.25%, 04/30/30 1,112 1,227,478
Credicorp Ltd., 2.75%, 06/17/25
(b)
........ 200 202,550
Credit Suisse Group Funding Guernsey Ltd.:
3.80%, 09/15/22 .................. 2,099 2,221,049
3.80%, 06/09/23 .................. 261 280,790
Danske Bank A/S
(b)
:
5.00%, 01/12/22 .................. 7,968 8,370,771
(LIBOR USD 3 Month + 1.25%), 3.00%,
09/20/22
(a)
.................... 206 209,910
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)
............... 287 287,278
5.38%, 01/12/24 .................. 4,145 4,662,312
Discover Bank, 4.65%, 09/13/28 ......... 3,977 4,680,662
Fifth Third Bancorp, 1.63%, 05/05/23 ...... 709 728,005
Grupo Aval Ltd.:
4.75%, 09/26/22 .................. 232 237,800
4.38%, 02/04/30
(b)
................. 845 814,496
HSBC Holdings plc:
(LIBOR USD 3 Month + 1.06%), 3.26%,
03/13/23
(a)
.................... 250 258,456
(LIBOR USD 3 Month + 1.35%), 4.29%,
09/12/26
(a)
.................... 623 695,573
(LIBOR USD 3 Month + 1.55%), 4.04%,
03/13/28
(a)
.................... 632 698,476
(SOFR + 1.73%), 2.01%, 09/22/28
(a)
.... 818 810,848
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29
(a)
.................... 1,201 1,385,631
4.95%, 03/31/30 .................. 1,236 1,487,901
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30
(a)
.................... 1,782 1,989,547
ING Groep NV:
4.10%, 10/02/23 .................. 4,284 4,694,044
4.63%, 01/06/26
(b)
................. 2,024 2,373,890
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(a)(b)
.............. 1,850 1,871,095
JPMorgan Chase & Co.:
2.97%, 01/15/23 .................. 119 122,882
(LIBOR USD 3 Month + 0.70%), 3.21%,
04/01/23
(a)
.................... 1,962 2,038,694
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 0.73%), 3.56%,
04/23/24
(a)
.................... USD 289 $ 309,895
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24
(a)
.................... 2,839 3,075,435
3.88%, 09/10/24 .................. 997 1,105,859
3.90%, 07/15/25 .................. 3,004 3,397,899
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 3,113 3,275,268
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 8,630 8,935,101
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 6,737 7,672,692
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 6,262 7,082,563
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 5,817 6,552,258
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 6,466 7,774,036
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
.... 1,069 1,304,546
4.85%, 02/01/44 .................. 1,564 2,108,599
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48
(a)
.................... 1,589 1,934,139
KeyCorp:
4.15%, 10/29/25 .................. 139 159,857
4.10%, 04/30/28 .................. 498 584,187
Lloyds Banking Group plc, 3.75%, 01/11/27 .. 3,479 3,850,818
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22 .................. 1,276 1,318,645
3.46%, 03/02/23 .................. 3,633 3,870,730
2.19%, 02/25/25 .................. 3,939 4,125,546
Mizuho Financial Group, Inc.:
(LIBOR USD 3 Month + 0.84%), 2.72%,
07/16/23
(a)
.................... 200 207,045
(LIBOR USD 3 Month + 0.98%), 2.84%,
07/16/25
(a)
.................... 542 575,230
(LIBOR USD 3 Month + 1.10%), 2.55%,
09/13/25
(a)
.................... 2,440 2,564,467
(LIBOR USD 3 Month + 0.83%), 2.23%,
05/25/26
(a)
.................... 3,201 3,327,423
3.66%, 02/28/27 .................. 203 226,612
(LIBOR USD 3 Month + 1.27%), 1.98%,
09/08/31
(a)
.................... 1,788 1,775,963
Natwest Group plc, (LIBOR USD 3 Month +
1.48%), 3.50%, 05/15/23
(a)
........... 457 473,316
Santander UK Group Holdings plc:
2.88%, 08/05/21 .................. 3,006 3,066,456
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%, 08/21/26
(a)
............... 963 948,170
Standard Chartered plc, (LIBOR USD 3 Month
+ 1.08%), 3.89%, 03/15/24
(a)(b)
........ 654 689,316
Sumitomo Mitsui Financial Group, Inc.:
2.70%, 07/16/24 .................. 4,741 5,044,349
2.45%, 09/27/24 .................. 294 310,598
2.35%, 01/15/25 .................. 1,251 1,317,736
1.47%, 07/08/25 .................. 828 843,227
Wells Fargo & Co.:
2.63%, 07/22/22 .................. 1,874 1,942,960
3.75%, 01/24/24 .................. 5,183 5,631,438
(LIBOR USD 3 Month + 0.83%), 2.41%,
10/30/25
(a)
.................... 2,301 2,409,436
3.00%, 04/22/26 .................. 3,771 4,105,217
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 2,235 2,501,951
(SOFR + 2.10%), 2.39%, 06/02/28
(a)
.... 1,798 1,875,816
(LIBOR USD 3 Month + 1.17%), 2.88%,
10/30/30
(a)
.................... 3,233 3,471,911

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.00%), 2.57%,
02/11/31
(a)
.................... USD 1,074 $ 1,127,498
(SOFR + 2.53%), 3.07%, 04/30/41
(a)
.... 2,524 2,640,358
Wells Fargo Bank NA, (LIBOR USD 3 Month +
0.61%), 2.90%, 05/27/22
(a)
........... 525 533,260
274,096,255
Beverages — 0.8%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 6,423 7,759,113
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 10,002 12,206,630
3.50%, 06/01/30 .................. 4,474 5,090,209
8.20%, 01/15/39 .................. 5 8,128
5.45%, 01/23/39 .................. 259 335,312
Coca-Cola Co. (The):
2.50%, 06/01/40 .................. 930 975,137
2.75%, 06/01/60 .................. 1,700 1,726,559
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 540 544,482
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 436 461,206
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................. 582 614,519
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... 1,416 1,588,668
Molson Coors Beverage Co., 5.00%, 05/01/42 481 544,759
PepsiCo, Inc.:
4.60%, 07/17/45 .................. 363 497,337
4.00%, 05/02/47 .................. 388 489,922
32,841,981
Biotechnology — 0.7%
AbbVie, Inc.:
2.30%, 11/21/22
(b)
................. 735 760,524
2.60%, 11/21/24
(b)
................. 1,784 1,890,155
3.80%, 03/15/25
(b)
................. 8,324 9,230,005
3.20%, 05/14/26 .................. 609 670,463
4.55%, 03/15/35
(b)
................. 235 288,917
4.50%, 05/14/35 .................. 2,625 3,194,927
4.05%, 11/21/39
(b)
................. 499 573,829
4.63%, 10/01/42
(b)
................. 98 119,283
4.70%, 05/14/45 .................. 1,072 1,319,955
4.88%, 11/14/48 .................. 462 586,674
Amgen, Inc.:
2.45%, 02/21/30 .................. 1,816 1,924,843
2.30%, 02/25/31 .................. 610 639,914
4.40%, 05/01/45 .................. 2,156 2,671,054
Biogen, Inc., 2.25%, 05/01/30 .......... 1,309 1,340,518
Gilead Sciences, Inc.:
1.20%, 10/01/27 .................. 443 444,334
4.80%, 04/01/44 .................. 421 542,640
4.75%, 03/01/46 .................. 1,433 1,866,809
28,064,844
Building Products — 0.3%
Carrier Global Corp.
(b)
:
1.92%, 02/15/23 .................. 1,337 1,375,643
2.24%, 02/15/25 .................. 10,659 11,119,163
Johnson Controls International plc:
4.63%, 07/02/44
(f)
................. 203 253,789
5.13%, 09/14/45 .................. 10 13,201
Owens Corning, 3.88%, 06/01/30 ........ 864 978,006
13,739,802
Capital Markets — 2.3%
Bank of New York Mellon Corp. (The):
3.40%, 01/29/28 .................. 1,428 1,651,294
(LIBOR USD 3 Month + 1.07%), 3.44%,
02/07/28
(a)
.................... 1,555 1,783,946
Charles Schwab Corp. (The), 3.20%, 03/02/27 725 812,785
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Credit Suisse AG, 3.63%, 09/09/24 ....... USD 1,064 $ 1,177,138
Credit Suisse Group AG
(a)(b)
:
(LIBOR USD 3 Month + 1.20%), 3.00%,
12/14/23 ..................... 1,682 1,750,850
(SOFR + 3.73%), 4.19%, 04/01/31 ...... 7,056 8,146,082
E*TRADE Financial Corp., 3.80%, 08/24/27 .. 165 185,501
Goldman Sachs Group, Inc. (The):
2.35%, 11/15/21 .................. 2,637 2,643,044
3.85%, 07/08/24 .................. 571 627,963
3.50%, 01/23/25 .................. 2,174 2,385,318
3.50%, 04/01/25 .................. 6,702 7,396,796
3.75%, 05/22/25 .................. 544 604,603
3.75%, 02/25/26 .................. 1,451 1,633,116
(LIBOR USD 3 Month + 1.75%), 2.00%,
10/28/27
(a)
.................... 400 416,589
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 8,125 9,107,546
Huarong Finance 2019 Co. Ltd., 4.50%,
05/29/29 ...................... 300 322,406
Intercontinental Exchange, Inc.:
3.75%, 09/21/28 .................. 1,235 1,429,182
1.85%, 09/15/32 .................. 1,956 1,943,419
Moody's Corp., 4.88%, 02/15/24 ......... 316 357,145
Morgan Stanley:
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 1,776 1,886,595
4.00%, 07/23/25 .................. 1,197 1,352,910
3.88%, 01/27/26 .................. 3,981 4,537,444
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 1,129 1,182,384
3.13%, 07/27/26 .................. 942 1,042,852
6.25%, 08/09/26 .................. 1,468 1,864,356
3.63%, 01/20/27 .................. 1,367 1,549,166
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 2,787 3,134,513
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 2,408 2,748,519
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 7,477 8,933,684
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 3,611 4,148,966
Nomura Holdings, Inc., 2.68%, 07/16/30 .... 1,206 1,244,937
Northern Trust Corp.:
3.15%, 05/03/29 .................. 628 716,190
1.95%, 05/01/30 .................. 626 651,680
State Street Corp., 2.65%, 05/19/26 ...... 758 830,034
UBS Group AG
(b)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(a)
.................... 2,212 2,294,061
(USD Swap Semi 5 Year + 4.34%), 7.00%
(a)
(e)
.......................... 2,615 2,791,512
4.13%, 09/24/25 .................. 4,450 5,068,917
4.13%, 04/15/26 .................. 2,416 2,789,369
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(a)
............... 2,602 2,600,630
USAA Capital Corp., 2.13%, 05/01/30
(b)
.... 154 162,254
95,905,696
Chemicals — 0.4%
Dow Chemical Co. (The):
9.00%, 04/01/21 .................. 915 951,843
4.55%, 11/30/25 .................. 45 52,347
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 5,022 5,788,659
Eastman Chemical Co., 4.50%, 12/01/28 ... 1,500 1,763,923
Ecolab, Inc., 4.80%, 03/24/30 .......... 1,366 1,742,391
Equate Petrochemical BV, 4.25%, 11/03/26 .. 202 211,682
LYB International Finance BV, 4.88%, 03/15/44 763 912,013

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Chemicals (continued)
MEGlobal Canada ULC
(b)
:
5.00%, 05/18/25 .................. USD 700 $ 753,594
5.88%, 05/18/30 .................. 410 477,137
SABIC Capital II BV, 4.00%, 10/10/23
(b)
.... 523 562,225
Sherwin-Williams Co. (The):
2.30%, 05/15/30 .................. 1,283 1,339,820
4.00%, 12/15/42 .................. 538 595,695
15,151,329
Commercial Services & Supplies — 0.3%
Ford Foundation (The), Series 2020, 2.42%,
06/01/50 ...................... 60 61,639
RELX Capital, Inc.:
3.50%, 03/16/23 .................. 3,006 3,197,001
4.00%, 03/18/29 .................. 1,057 1,240,466
3.00%, 05/22/30 .................. 3,694 4,039,143
Republic Services, Inc.:
2.90%, 07/01/26 .................. 824 911,168
3.38%, 11/15/27 .................. 312 354,690
3.95%, 05/15/28 .................. 1,871 2,204,211
2.30%, 03/01/30 .................. 1,586 1,686,188
13,694,506
Communications Equipment — 0.1%
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 3,497 4,129,865
2.30%, 11/15/30 .................. 96 95,301
5.50%, 09/01/44 .................. 1,509 1,753,915
5,979,081
Construction Materials — 0.0%
Inversiones CMPC SA, 4.38%, 05/15/23
(b)
... 200 212,063
Consumer Finance — 0.7%
American Express Co., 3.70%, 08/03/23 .... 586 636,142
Capital One Financial Corp., 3.90%, 01/29/24 2,752 2,995,499
Discover Financial Services, 4.10%, 02/09/27 987 1,094,552
Ford Motor Credit Co. LLC:
3.20%, 01/15/21 .................. 694 692,534
3.34%, 03/18/21 .................. 656 656,164
General Motors Financial Co., Inc.:
5.20%, 03/20/23 .................. 3,732 4,048,634
4.15%, 06/19/23 .................. 1,382 1,467,020
1.70%, 08/18/23 .................. 593 594,482
5.10%, 01/17/24 .................. 2,537 2,770,410
4.00%, 01/15/25 .................. 3,127 3,341,168
2.90%, 02/26/25 .................. 2,361 2,433,176
4.35%, 04/09/25 .................. 1,215 1,318,061
2.75%, 06/20/25 .................. 1,828 1,870,260
0.85%, 02/26/26 .................. EUR 3,600 3,992,018
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
..................... USD 1,650 1,706,203
Synchrony Financial, 4.38%, 03/19/24 ..... 619 669,787
Toyota Motor Credit Corp., 3.38%, 04/01/30 .. 1,227 1,414,393
31,700,503
Containers & Packaging — 0.0%
International Paper Co.:
6.00%, 11/15/41 .................. 603 828,886
4.40%, 08/15/47 .................. 283 345,704
1,174,590
Diversified Consumer Services — 0.3%
American University (The), Series 2019, 3.67%,
04/01/49 ...................... 953 1,089,834
Claremont Mckenna College, Series 2019,
3.38%, 01/01/50 ................. 709 802,213
George Washington University (The), Series
2018, 4.13%, 09/15/48 ............. 552 678,330
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Massachusetts Institute of Technology, 3.96%,
07/01/38 ...................... USD 1,866 $ 2,319,040
University of Southern California, 3.03%,
10/01/39 ...................... 6,056 6,553,375
11,442,792
Diversified Financial Services — 0.3%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 2,475 2,612,508
MDGH - GMTN BV
(b)
:
2.50%, 11/07/24 .................. 557 580,672
2.88%, 11/07/29 .................. 372 398,040
ORIX Corp., 2.90%, 07/18/22 .......... 941 974,067
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 584 652,976
Shell International Finance BV:
3.88%, 11/13/28 .................. 4,092 4,778,370
2.38%, 11/07/29 .................. 3,226 3,404,979
3.63%, 08/21/42 .................. 189 206,581
4.38%, 05/11/45 .................. 442 542,061
14,150,254
Diversified Telecommunication Services — 1.4%
AT&T, Inc.:
0.00%, 11/27/22
(b)(g)
................ 8,000 7,889,078
3.80%, 02/15/27 .................. 4 4,513
4.35%, 03/01/29 .................. 1,984 2,335,381
2.75%, 06/01/31 .................. 868 915,790
2.25%, 02/01/32 .................. 3,017 3,017,600
4.50%, 05/15/35 .................. 4,085 4,822,937
3.15%, 09/04/36 .................. EUR 385 533,919
2.60%, 05/19/38 .................. 2,550 3,335,189
4.80%, 06/15/44 .................. USD 140 166,855
4.35%, 06/15/45 .................. 125 140,052
3.30%, 02/01/52 .................. 275 260,650
3.50%, 09/15/53
(b)
................. 1,522 1,471,506
3.55%, 09/15/55
(b)
................. 5,124 4,966,041
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
................ 1,021 1,144,059
Verizon Communications, Inc.:
4.13%, 03/16/27 .................. 6,915 8,175,619
4.33%, 09/21/28 .................. 6,943 8,418,381
1.50%, 09/18/30 .................. 1,292 1,287,673
4.50%, 08/10/33 .................. 1,916 2,430,130
4.40%, 11/01/34 .................. 556 693,151
4.27%, 01/15/36 .................. 3,727 4,597,230
5.25%, 03/16/37 .................. 705 976,326
2.88%, 01/15/38 .................. EUR 1,000 1,449,259
4.81%, 03/15/39 .................. USD 835 1,093,447
1.85%, 05/18/40 .................. EUR 980 1,231,219
5.01%, 04/15/49 .................. USD 182 261,964
61,617,969
Electric Utilities — 2.9%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(b)
..................... 337 328,786
AEP Texas, Inc.:
3.95%, 06/01/28 .................. 2,914 3,367,884
Series G, 4.15%, 05/01/49 ........... 232 278,608
Series H, 3.45%, 01/15/50 ........... 551 602,762
AEP Transmission Co. LLC:
4.25%, 09/15/48 .................. 490 622,680
3.80%, 06/15/49 .................. 1,080 1,276,557
3.15%, 09/15/49 .................. 800 857,370
Series M, 3.65%, 04/01/50 ........... 1,678 1,956,782
Alabama Power Co.:
Series 13-A, 3.55%, 12/01/23 ......... 190 207,807
6.00%, 03/01/39 .................. 80 116,577

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.75%, 03/01/45 .................. USD 1,430 $ 1,652,992
Series A, 4.30%, 07/15/48 ........... 1,271 1,628,816
Baltimore Gas & Electric Co.:
3.50%, 08/15/46 .................. 1,218 1,381,479
3.75%, 08/15/47 .................. 557 653,806
3.20%, 09/15/49 .................. 578 622,451
CenterPoint Energy Houston Electric LLC,
3.95%, 03/01/48 ................. 448 555,040
Commonwealth Edison Co., Series 122, 2.95%,
08/15/27 ...................... 400 445,024
Consorcio Transmantaro SA, 4.70%, 04/16/34
(b)
245 288,878
Dayton Power & Light Co. (The), 3.95%,
06/15/49 ...................... 1,358 1,473,364
DTE Electric Co.:
4.30%, 07/01/44 .................. 321 400,449
Series A, 4.05%, 05/15/48 ........... 1,505 1,896,407
3.95%, 03/01/49 .................. 95 119,870
2.95%, 03/01/50 .................. 631 665,673
Duke Energy Carolinas LLC:
3.95%, 11/15/28 .................. 326 390,898
2.45%, 02/01/30 .................. 7,330 7,927,124
3.75%, 06/01/45 .................. 110 130,025
3.88%, 03/15/46 .................. 942 1,140,609
3.70%, 12/01/47 .................. 125 148,057
3.95%, 03/15/48 .................. 4 4,951
3.20%, 08/15/49 .................. 776 861,865
Duke Energy Florida LLC:
3.80%, 07/15/28 .................. 861 1,008,385
2.50%, 12/01/29 .................. 5,901 6,400,918
1.75%, 06/15/30 .................. 381 386,927
3.40%, 10/01/46 .................. 570 640,246
Duke Energy Ohio, Inc., 3.65%, 02/01/29 ... 3,036 3,525,045
Duke Energy Progress LLC:
3.70%, 09/01/28 .................. 2,285 2,653,557
3.45%, 03/15/29 .................. 2,901 3,348,944
4.10%, 03/15/43 .................. 788 962,673
4.20%, 08/15/45 .................. 596 742,376
2.50%, 08/15/50 .................. 546 529,365
Edison International:
2.40%, 09/15/22 .................. 38 38,737
3.13%, 11/15/22 .................. 8 8,255
3.55%, 11/15/24 .................. 564 594,632
Entergy Louisiana LLC:
5.40%, 11/01/24 .................. 340 400,595
4.20%, 09/01/48 .................. 2,035 2,578,877
Exelon Corp., 5.10%, 06/15/45 .......... 36 46,699
FirstEnergy Corp.:
Series B, 3.90%, 07/15/27 ........... 990 1,088,465
2.65%, 03/01/30 .................. 2,240 2,271,475
Series B, 2.25%, 09/01/30 ........... 1,855 1,814,253
Series C, 3.40%, 03/01/50 ........... 1,036 1,005,000
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 5,908 6,585,231
5.45%, 07/15/44 .................. 267 344,997
4.55%, 04/01/49 .................. 2,564 3,014,153
Florida Power & Light Co.:
3.25%, 06/01/24 .................. 80 86,747
3.95%, 03/01/48 .................. 2,081 2,632,413
4.13%, 06/01/48 .................. 403 527,016
3.15%, 10/01/49 .................. 2,490 2,826,672
ITC Holdings Corp., 2.70%, 11/15/22 ...... 1,194 1,245,355
MidAmerican Energy Co.:
3.10%, 05/01/27 .................. 90 100,337
3.65%, 04/15/29 .................. 4,502 5,363,903
3.65%, 08/01/48 .................. 180 212,470
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.25%, 07/15/49 .................. USD 910 $ 1,179,484
3.15%, 04/15/50 .................. 920 1,019,504
Northern States Power Co.:
3.40%, 08/15/42 .................. 1,482 1,692,267
4.00%, 08/15/45 .................. 669 838,376
2.90%, 03/01/50 .................. 755 808,487
NSTAR Electric Co.:
3.20%, 05/15/27 .................. 282 315,636
3.25%, 05/15/29 .................. 140 159,816
3.95%, 04/01/30 .................. 751 908,436
Ohio Power Co.:
Series G, 6.60%, 02/15/33 ........... 1,165 1,643,124
4.00%, 06/01/49 .................. 945 1,157,312
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 .................. 1,672 1,966,361
5.75%, 03/15/29 .................. 100 131,489
2.75%, 05/15/30 .................. 308 343,795
5.30%, 06/01/42 .................. 127 179,773
3.80%, 09/30/47 .................. 565 686,210
3.80%, 06/01/49 .................. 260 316,383
3.10%, 09/15/49 .................. 1,248 1,371,598
5.35%, 10/01/52
(b)
................. 218 330,248
Public Service Electric & Gas Co.:
3.00%, 05/15/25 .................. 3 3,278
3.65%, 09/01/28 .................. 1,440 1,686,046
3.20%, 05/15/29 .................. 110 125,625
5.50%, 03/01/40 .................. 120 170,695
3.60%, 12/01/47 .................. 9 10,648
Public Service Electric and Gas Co., 2.05%,
08/01/50 ...................... 400 368,215
Southern California Edison Co.:
Series A, 2.90%, 03/01/21 ........... 490 495,199
1.85%, 02/01/22 .................. 464 464,479
Series E, 3.70%, 08/01/25 ........... 1,688 1,871,095
Series 20C, 1.20%, 02/01/26 ......... 290 288,451
Series A, 4.20%, 03/01/29 ........... 840 961,464
2.25%, 06/01/30 .................. 3,211 3,221,875
Series C, 3.60%, 02/01/45 ........... 29 29,775
Tampa Electric Co.:
4.30%, 06/15/48 .................. 267 336,231
4.45%, 06/15/49 .................. 892 1,152,192
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 3,808 4,219,968
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23 ........... 104 108,957
Series A, 3.50%, 03/15/27 ........... 1,101 1,255,154
4.00%, 01/15/43 .................. 1,211 1,482,350
4.45%, 02/15/44 .................. 415 541,122
Series B, 4.20%, 05/15/45 ........... 679 861,104
Series C, 4.00%, 11/15/46 ........... 234 289,514
Series B, 3.80%, 09/15/47 ........... 208 252,395
Virginia Electric and Power Co., Series A,
6.00%, 05/15/37 ................. 735 1,061,123
Vistra Operations Co. LLC, 4.30%, 07/15/29
(b)
3,627 3,958,951
125,252,514
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.:
3.70%, 11/15/23 .................. 180 194,829
4.38%, 11/15/57 .................. 503 609,041
Tyco Electronics Group SA:
3.45%, 08/01/24 .................. 215 233,778
3.13%, 08/15/27 .................. 464 507,375
1,545,023

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
Activision Blizzard, Inc.:
1.35%, 09/15/30 .................. USD 1,330 $ 1,300,133
2.50%, 09/15/50 .................. 1,350 1,257,993
NBCUniversal Media LLC, 5.95%, 04/01/41 .. 861 1,285,906
Walt Disney Co. (The):
1.75%, 08/30/24 .................. 1,975 2,056,097
5.40%, 10/01/43 .................. 138 192,561
4.70%, 03/23/50 .................. 725 959,662
3.60%, 01/13/51 .................. 1,768 1,992,372
9,044,724
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.:
5.00%, 02/15/24 .................. 416 470,399
3.38%, 05/15/24 .................. 1,590 1,721,502
2.40%, 03/15/25 .................. 697 736,607
2.75%, 01/15/27 .................. 413 445,518
3.95%, 03/15/29 .................. 1,668 1,920,352
3.80%, 08/15/29 .................. 2,440 2,793,242
2.90%, 01/15/30 .................. 335 362,141
1.88%, 10/15/30 .................. 312 308,276
Boston Properties LP, 3.13%, 09/01/23 ..... 5,382 5,692,867
CC Holdings GS V LLC, 3.85%, 04/15/23 ... 463 498,634
Crown Castle International Corp.:
3.15%, 07/15/23 .................. 820 872,011
1.35%, 07/15/25 .................. 3,255 3,290,319
4.45%, 02/15/26 .................. 331 379,346
3.70%, 06/15/26 .................. 1,283 1,430,892
3.80%, 02/15/28 .................. 721 817,980
3.10%, 11/15/29 .................. 4,903 5,313,018
3.30%, 07/01/30 .................. 90 98,422
2.25%, 01/15/31 .................. 1,044 1,055,213
Digital Dutch Finco BV:
1.50%, 03/15/30 .................. EUR 1,950 2,386,874
1.00%, 01/15/32 .................. 1,070 1,238,910
Equinix, Inc.:
2.63%, 11/18/24 .................. USD 882 937,791
1.25%, 07/15/25 .................. 1,065 1,072,297
1.00%, 09/15/25 .................. 3,463 3,438,222
1.55%, 03/15/28 .................. 824 825,382
GLP Capital LP:
5.25%, 06/01/25 .................. 2,013 2,185,756
4.00%, 01/15/31 .................. 1,149 1,196,143
National Retail Properties, Inc., 2.50%,
04/15/30 ...................... 931 923,304
Prologis Euro Finance LLC, 1.50%, 09/10/49 . EUR 1,560 1,855,140
Realty Income Corp.:
4.65%, 08/01/23 .................. USD 5 5,525
3.25%, 01/15/31 .................. 2,887 3,194,889
Service Properties Trust, 4.35%, 10/01/24 ... 990 895,950
Trust Fibra Uno, 6.95%, 01/30/44
(b)
....... 674 717,389
49,080,311
Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)
..................... 2,352 2,632,487
Food Products — 0.0%
Campbell Soup Co., 8.88%, 05/01/21 ..... 560 587,510
Mondelez International, Inc., 2.75%, 04/13/30 1,155 1,255,977
1,843,487
Gas Utilities — 0.1%
Atmos Energy Corp.:
4.13%, 03/15/49 .................. 684 871,630
3.38%, 09/15/49 .................. 212 240,388
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... USD 2,575 $ 2,584,856
Dominion Energy Gas Holdings LLC:
4.80%, 11/01/43 .................. 358 446,647
4.60%, 12/15/44 .................. 198 246,145
Piedmont Natural Gas Co., Inc.:
3.64%, 11/01/46 .................. 92 104,510
3.35%, 06/01/50 .................. 1,282 1,402,905
Promigas SA ESP, 3.75%, 10/16/29 ....... 336 329,280
6,226,361
Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., 3.30%, 03/01/23 .. 1,065 1,118,916
Boston Scientific Corp., 4.00%, 03/01/29 ... 1,169 1,359,945
DH Europe Finance II SARL:
1.35%, 09/18/39 .................. EUR 1,105 1,280,231
1.80%, 09/18/49 .................. 800 943,261
Medtronic Global Holdings SCA:
1.50%, 07/02/39 .................. 785 962,269
1.38%, 10/15/40 .................. 130 155,510
1.75%, 07/02/49 .................. 800 983,677
6,803,809
Health Care Providers & Services — 1.4%
Aetna, Inc.:
4.50%, 05/15/42 .................. USD 745 887,009
4.75%, 03/15/44 .................. 259 319,844
AHS Hospital Corp., 5.02%, 07/01/45 ..... 1,755 2,362,704
Anthem, Inc.:
3.65%, 12/01/27 .................. 628 715,572
4.10%, 03/01/28 .................. 790 918,696
Centene Corp.:
4.75%, 05/15/22 .................. 3,290 3,331,125
3.00%, 10/15/30 .................. 3,317 3,384,004
CHRISTUS Health, Series C, 4.34%, 07/01/28 965 1,123,062
Cigna Corp.:
3.50%, 06/15/24 .................. 325 354,521
3.40%, 03/01/27 .................. 967 1,084,364
4.38%, 10/15/28 .................. 3,923 4,666,635
4.80%, 07/15/46 .................. 18 22,555
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 ................. 61 67,717
CVS Health Corp.:
4.10%, 03/25/25 .................. 612 691,334
3.25%, 08/15/29 .................. 2,792 3,071,223
3.75%, 04/01/30 .................. 5,227 5,964,706
5.13%, 07/20/45 .................. 2,308 2,916,133
Express Scripts Holding Co., 2.60%, 11/30/20 275 275,965
HCA, Inc.:
4.75%, 05/01/23 .................. 5,473 5,970,436
5.00%, 03/15/24 .................. 5,312 5,951,133
5.25%, 04/15/25 .................. 1,842 2,126,864
5.25%, 06/15/26 .................. 1,266 1,477,027
Humana, Inc.:
4.50%, 04/01/25 .................. 760 872,913
3.13%, 08/15/29 .................. 524 579,760
4.88%, 04/01/30 .................. 368 459,937
McLaren Health Care Corp., Series A, 4.39%,
05/15/48 ...................... 472 586,937
PeaceHealth Obligated Group, Series 2018,
4.79%, 11/15/48 ................. 107 139,046
Sutter Health, Series 2018, 3.70%, 08/15/28 . 110 123,717
UnitedHealth Group, Inc.:
3.38%, 04/15/27 .................. 710 810,510
2.95%, 10/15/27 .................. 2,331 2,601,385
5.80%, 03/15/36 .................. 375 543,097

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.88%, 02/15/38 .................. USD 534 $ 860,121
3.50%, 08/15/39 .................. 764 877,698
2.75%, 05/15/40 .................. 2,075 2,192,526
4.63%, 11/15/41 .................. 102 133,832
4.75%, 07/15/45 .................. 307 419,054
4.20%, 01/15/47 .................. 1,419 1,797,241
60,680,403
Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp.:
2.13%, 03/01/30 .................. 870 905,272
4.45%, 09/01/48 .................. 667 830,563
3.63%, 09/01/49 .................. 1,957 2,197,424
Starbucks Corp.:
2.25%, 03/12/30 .................. 883 917,034
2.55%, 11/15/30 .................. 1,440 1,528,926
6,379,219
Household Durables — 0.1%
Lennar Corp., 4.13%, 01/15/22 ......... 3,020 3,091,725
PulteGroup, Inc., 5.50%, 03/01/26 ........ 1,880 2,143,200
5,234,925
Household Products — 0.0%
Clorox Co. (The), 3.10%, 10/01/27 ....... 905 1,019,505
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... 407 416,157
1,435,662
Independent Power and Renewable Electricity Producers — 0.0%
Colbun SA, 3.15%, 03/06/30
(b)
.......... 200 215,375
Industrial Conglomerates — 0.2%
3M Co.:
3.38%, 03/01/29 .................. 629 723,352
2.38%, 08/26/29 .................. 485 524,554
General Electric Co.:
6.15%, 08/07/37 .................. 2,492 2,987,601
5.88%, 01/14/38 .................. 796 930,807
6.88%, 01/10/39 .................. 357 458,600
Honeywell International, Inc., 0.75%, 03/10/32 EUR 1,730 2,040,295
Roper Technologies, Inc.:
2.95%, 09/15/29 .................. USD 634 697,862
1.75%, 02/15/31 .................. 478 478,258
8,841,329
Insurance — 0.4%
Aon Corp.:
3.75%, 05/02/29 .................. 5,740 6,620,944
2.80%, 05/15/30 .................. 40 43,339
Aon plc, 4.75%, 05/15/45 ............. 285 371,254
Hartford Financial Services Group, Inc. (The):
5.95%, 10/15/36 .................. 721 989,698
4.30%, 04/15/43 .................. 360 422,828
Marsh & McLennan Cos., Inc.:
1.35%, 09/21/26 .................. EUR 1,005 1,241,642
1.98%, 03/21/30 .................. 694 919,571
2.25%, 11/15/30 .................. USD 1,932 2,021,687
MetLife, Inc., 4.72%, 12/15/44
(f)
......... 400 528,286
Principal Financial Group, Inc., 2.13%, 06/15/30 1,167 1,202,135
Trinity Acquisition plc, 4.40%, 03/15/26 ..... 175 202,084
Willis North America, Inc., 3.60%, 05/15/24 .. 486 530,796
15,094,264
Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24 ........... 755 828,820
Internet & Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 . 1,170 1,282,016
Amazon.com, Inc., 3.88%, 08/22/37 ...... 3,057 3,806,049
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc.:
4.10%, 04/13/25 .................. USD 3,724 $ 4,190,322
1.80%, 03/03/27 .................. EUR 1,320 1,630,306
Expedia Group, Inc.:
5.00%, 02/15/26 .................. USD 214 228,232
3.80%, 02/15/28 .................. 1,682 1,698,554
3.25%, 02/15/30 .................. 2,149 2,070,584
14,906,063
IT Services — 1.2%
DXC Technology Co., 4.00%, 04/15/23 ..... 852 897,192
Fidelity National Information Services, Inc.:
1.00%, 12/03/28 .................. EUR 2,550 3,061,501
2.95%, 05/21/39 .................. 780 1,105,708
Fiserv, Inc.:
3.20%, 07/01/26 .................. USD 612 679,959
3.50%, 07/01/29 .................. 4,609 5,253,870
2.65%, 06/01/30 .................. 1,825 1,963,856
1.63%, 07/01/30 .................. EUR 1,850 2,312,880
Global Payments, Inc.:
3.80%, 04/01/21 .................. USD 830 841,061
4.80%, 04/01/26 .................. 1,143 1,334,453
4.45%, 06/01/28 .................. 533 626,166
3.20%, 08/15/29 .................. 1,647 1,796,454
2.90%, 05/15/30 .................. 923 987,619
International Business Machines Corp.:
3.45%, 02/19/26 .................. 862 978,996
3.30%, 05/15/26 .................. 4,346 4,894,089
1.70%, 05/15/27 .................. 775 801,218
3.50%, 05/15/29 .................. 767 884,009
1.95%, 05/15/30 .................. 7,111 7,336,241
2.85%, 05/15/40 .................. 2,134 2,263,987
Mastercard, Inc.:
2.95%, 06/01/29 .................. 2,948 3,329,459
3.35%, 03/26/30 .................. 2,720 3,189,360
PayPal Holdings, Inc.:
2.40%, 10/01/24 .................. 917 971,605
1.65%, 06/01/25 .................. 364 377,001
2.65%, 10/01/26 .................. 515 561,959
Visa, Inc.:
1.90%, 04/15/27 .................. 1,134 1,204,401
4.15%, 12/14/35 .................. 1,307 1,692,482
2.70%, 04/15/40 .................. 556 601,417
49,946,943
Leisure Products — 0.2%
Hasbro, Inc.:
2.60%, 11/19/22 .................. 3,267 3,384,555
3.90%, 11/19/29 .................. 4,433 4,665,551
8,050,106
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.05%, 09/22/26 .................. 2,061 2,265,328
2.75%, 09/15/29 .................. 873 946,341
Thermo Fisher Scientific, Inc.:
3.65%, 12/15/25 .................. 732 824,927
4.50%, 03/25/30 .................. 995 1,230,933
1.88%, 10/01/49 .................. EUR 1,600 1,887,457
7,154,986
Machinery — 0.1%
John Deere Cash Management SA:
1.85%, 04/02/28 .................. 175 228,980
2.20%, 04/02/32 .................. 555 768,298
Otis Worldwide Corp.:
2.29%, 04/05/27 .................. USD 250 265,915

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Machinery (continued)
2.57%, 02/15/30 .................. USD 489 $ 525,543
Parker-Hannifin Corp.:
2.70%, 06/14/24 .................. 422 451,812
3.25%, 06/14/29 .................. 1,154 1,292,419
3,532,967
Media — 1.3%
Charter Communications Operating LLC:
6.38%, 10/23/35 .................. 2,309 3,166,559
6.48%, 10/23/45 .................. 4,197 5,629,239
5.38%, 05/01/47 .................. 1,699 2,017,327
4.80%, 03/01/50 .................. 487 553,784
Comcast Corp.:
4.15%, 10/15/28 .................. 1,627 1,960,566
2.65%, 02/01/30 .................. 5,123 5,582,098
3.40%, 04/01/30 .................. 4,609 5,318,154
4.25%, 10/15/30 .................. 837 1,027,869
1.95%, 01/15/31 .................. 7,081 7,278,134
4.40%, 08/15/35 .................. 87 110,399
4.60%, 10/15/38 .................. 1,509 1,928,724
3.25%, 11/01/39 .................. 602 670,407
4.60%, 08/15/45 .................. 1,290 1,664,098
3.40%, 07/15/46 .................. 639 711,009
4.70%, 10/15/48 .................. 33 44,009
4.00%, 11/01/49 .................. 728 883,369
2.65%, 08/15/62 .................. 230 219,868
Cox Communications, Inc.
(b)
:
3.25%, 12/15/22 .................. 675 711,507
3.15%, 08/15/24 .................. 5,438 5,851,259
Discovery Communications LLC:
1.90%, 03/19/27 .................. EUR 860 1,052,691
5.20%, 09/20/47 .................. USD 548 663,823
4.00%, 09/15/55
(b)
................. 2,101 2,133,156
TCI Communications, Inc., 7.88%, 02/15/26 .. 291 393,117
Time Warner Cable LLC, 5.50%, 09/01/41 ... 1,275 1,544,519
ViacomCBS, Inc.:
6.88%, 04/30/36 .................. 1,245 1,713,132
4.38%, 03/15/43 .................. 598 635,687
53,464,504
Metals & Mining — 0.3%
Anglo American Capital plc
(b)
:
5.63%, 04/01/30 .................. 342 419,778
2.63%, 09/10/30 .................. 1,654 1,649,501
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 234 238,973
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 773 763,780
Industrias Penoles SAB de CV
(b)
:
4.15%, 09/12/29 .................. 705 765,806
4.75%, 08/06/50 .................. 229 235,694
Minera Mexico SA de CV, 4.50%, 01/26/50
(b)
. 418 453,530
Newmont Corp., 2.25%, 10/01/30 ........ 4,526 4,670,941
Nucor Corp., 3.95%, 05/01/28 .......... 512 596,745
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 845 891,414
Teck Resources Ltd.:
6.13%, 10/01/35 .................. 301 359,809
6.00%, 08/15/40 .................. 2 2,265
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 535 549,579
Votorantim SA, 6.75%, 04/05/21
(b)
........ 296 303,400
11,901,215
Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50 ..... 200 237,191
Multi-Utilities — 0.2%
Ameren Illinois Co.:
3.80%, 05/15/28 .................. 430 502,655
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.70%, 12/01/47 .................. USD 11 $ 12,943
3.25%, 03/15/50 .................. 1,389 1,562,667
Consumers Energy Co.:
3.80%, 11/15/28 .................. 81 96,538
4.05%, 05/15/48 .................. 625 785,265
4.35%, 04/15/49 .................. 517 682,039
3.75%, 02/15/50 .................. 1,096 1,344,551
3.10%, 08/15/50 .................. 864 943,004
3.50%, 08/01/51 .................. 1,412 1,652,812
7,582,474
Oil, Gas & Consumable Fuels — 2.8%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 9 9,807
BP Capital Markets America, Inc.:
3.79%, 02/06/24 .................. 1,163 1,275,381
3.22%, 04/14/24 .................. 597 643,608
3.41%, 02/11/26 .................. 485 541,316
3.12%, 05/04/26 .................. 433 478,033
3.54%, 04/06/27 .................. 932 1,043,252
BP Capital Markets plc:
2.75%, 05/10/23 .................. 680 716,203
3.81%, 02/10/24 .................. 432 474,885
Cameron LNG LLC
(b)
:
3.30%, 01/15/35 .................. 3,606 4,068,488
3.40%, 01/15/38 .................. 717 775,962
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24 .................. 2,820 3,246,830
5.88%, 03/31/25 .................. 1,681 1,916,063
5.13%, 06/30/27 .................. 4,200 4,675,194
Chevron USA, Inc., 2.34%, 08/12/50 ...... 1,150 1,089,089
Concho Resources, Inc.:
3.75%, 10/01/27 .................. 910 982,969
4.30%, 08/15/28 .................. 3,446 3,811,462
Diamondback Energy, Inc., 3.50%, 12/01/29 . 4,825 4,677,474
Enbridge Energy Partners LP, 7.38%, 10/15/45 125 183,018
Energen Corp., 4.63%, 09/01/21 ......... 950 959,013
Energy Transfer Operating LP:
5.20%, 02/01/22 .................. 737 763,716
3.60%, 02/01/23 .................. 1,257 1,293,510
4.25%, 03/15/23 .................. 875 909,774
4.20%, 09/15/23 .................. 977 1,031,176
4.90%, 02/01/24 .................. 190 202,755
4.50%, 04/15/24 .................. 378 400,392
4.05%, 03/15/25 .................. 10 10,511
2.90%, 05/15/25 .................. 5,575 5,605,123
4.75%, 01/15/26 .................. 227 241,744
7.50%, 07/01/38 .................. 539 638,827
6.50%, 02/01/42 .................. 703 736,369
Energy Transfer Partners LP:
5.88%, 03/01/22 .................. 2,590 2,705,478
5.00%, 10/01/22 .................. 2,600 2,736,319
4.50%, 11/01/23 .................. 354 376,647
Enterprise Products Operating LLC:
3.13%, 07/31/29 .................. 63 68,669
Series D, 6.88%, 03/01/33 ........... 192 257,451
Series H, 6.65%, 10/15/34 ........... 35 46,543
4.45%, 02/15/43 .................. 1,586 1,712,086
4.85%, 03/15/44 .................. 605 688,109
4.25%, 02/15/48 .................. 621 659,310
EOG Resources, Inc.:
4.15%, 01/15/26 .................. 553 633,306
3.90%, 04/01/35 .................. 75 84,033
Exxon Mobil Corp., 1.41%, 06/26/39 ...... EUR 2,120 2,449,856
Kinder Morgan Energy Partners LP:
6.50%, 02/01/37 .................. USD 558 694,293
6.95%, 01/15/38 .................. 647 846,703

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 03/01/41 .................. USD 724 $ 886,827
5.00%, 08/15/42 .................. 60 66,630
Marathon Petroleum Corp.:
4.75%, 12/15/23 .................. 800 876,809
5.85%, 12/15/45 .................. 345 391,763
5.00%, 09/15/54 .................. 1,469 1,511,238
MPLX LP:
4.88%, 12/01/24 .................. 3,506 3,916,857
2.65%, 08/15/30 .................. 2,345 2,288,870
NGPL PipeCo LLC
(b)
:
4.38%, 08/15/22 .................. 3,673 3,812,722
4.88%, 08/15/27 .................. 3,479 3,775,210
7.77%, 12/15/37 .................. 178 226,577
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 3,865 4,261,792
Oleoducto Central SA, 4.00%, 07/14/27
(b)
... 475 493,287
Pioneer Natural Resources Co., 1.90%,
08/15/30 ...................... 937 878,832
PTTEP Treasury Center Co. Ltd., 2.59%,
06/10/27
(b)
..................... 200 206,810
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23
(f)
................. 1,205 1,319,921
5.75%, 05/15/24 .................. 2,707 3,065,617
5.63%, 03/01/25 .................. 7,866 8,997,448
4.20%, 03/15/28 .................. 4,077 4,427,237
Santos Finance Ltd., 5.25%, 03/13/29 ..... 600 660,634
Sinopec Group Overseas Development 2018
Ltd., 2.15%, 05/13/25
(b)
............. 545 563,503
Suncor Energy, Inc.:
6.80%, 05/15/38 .................. 371 485,316
6.50%, 06/15/38 .................. 491 628,621
6.85%, 06/01/39 .................. 426 558,366
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24 .................. 1,310 1,375,547
5.95%, 12/01/25 .................. 685 781,951
Texas Eastern Transmission LP
(b)
:
3.50%, 01/15/28 .................. 2,049 2,214,638
4.15%, 01/15/48 .................. 910 971,818
Total Capital International SA, 3.70%, 01/15/24 3,477 3,814,640
TransCanada PipeLines Ltd.:
4.63%, 03/01/34 .................. 265 312,948
5.85%, 03/15/36 .................. 213 278,603
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26 .................. 1,895 2,453,467
4.00%, 03/15/28 .................. 3,422 3,821,014
4.60%, 03/15/48 .................. 560 640,330
3.95%, 05/15/50
(b)
................. 1,197 1,256,474
Williams Cos., Inc. (The):
Series A, 7.50%, 01/15/31 ........... 495 652,045
7.75%, 06/15/31 .................. 374 491,955
120,727,064
Paper & Forest Products — 0.2%
Georgia-Pacific LLC:
3.73%, 07/15/23
(b)
................. 2,088 2,248,000
7.38%, 12/01/25 .................. 1,203 1,554,692
2.10%, 04/30/27
(b)
................. 844 886,257
7.75%, 11/15/29 .................. 300 448,509
2.30%, 04/30/30
(b)
................. 1,310 1,390,019
8.88%, 05/15/31 .................. 165 266,748
Suzano Austria GmbH, 3.75%, 01/15/31 .... 170 169,830
6,964,055
Pharmaceuticals — 0.7%
AstraZeneca plc, 1.38%, 08/06/30 ........ 2,804 2,727,438
Bayer US Finance II LLC
(b)
:
2.85%, 04/15/25 .................. 1,500 1,539,844
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.38%, 12/15/28 .................. USD 1,368 $ 1,606,294
Bristol-Myers Squibb Co.:
6.80%, 11/15/26 .................. 339 445,773
5.00%, 08/15/45 .................. 497 698,914
4.55%, 02/20/48 .................. 452 611,282
Eli Lilly & Co., 1.70%, 11/01/49 ......... EUR 800 1,018,739
GlaxoSmithKline Capital plc, 3.38%, 06/01/29 USD 560 647,622
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28 1,247 1,482,140
Johnson & Johnson, 3.70%, 03/01/46 ..... 501 627,110
Merck & Co., Inc., 3.40%, 03/07/29 ....... 2,177 2,536,364
Novartis Capital Corp., 2.20%, 08/14/30 .... 888 958,764
Pfizer, Inc.:
3.45%, 03/15/29 .................. 1,590 1,861,405
2.63%, 04/01/30 .................. 1,147 1,282,432
1.70%, 05/28/30 .................. 1,514 1,560,303
Pharmacia LLC, 6.60%, 12/01/28
(f)
....... 808 1,120,724
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23 .................. 562 595,692
3.20%, 09/23/26 .................. 1,100 1,223,115
Takeda Pharmaceutical Co. Ltd.:
4.40%, 11/26/23 .................. 545 605,155
5.00%, 11/26/28 .................. 1,184 1,471,583
2.05%, 03/31/30 .................. 1,019 1,029,032
2.00%, 07/09/40 .................. EUR 2,215 2,750,635
Wyeth LLC, 5.95%, 04/01/37 ........... USD 451 668,741
29,069,101
Real Estate Management & Development — 0.0%
Celulosa Arauco y Constitucion SA, 4.25%,
04/30/29
(b)
..................... 200 213,000
MAF Global Securities Ltd., 4.75%, 05/07/24 . 232 246,790
459,790
Road & Rail — 0.8%
Burlington Northern Santa Fe LLC:
5.75%, 05/01/40 .................. 1,117 1,614,076
5.05%, 03/01/41 .................. 275 370,925
4.40%, 03/15/42 .................. 939 1,178,493
CSX Corp.:
4.25%, 03/15/29 .................. 2,679 3,222,024
6.00%, 10/01/36 .................. 182 257,761
6.15%, 05/01/37 .................. 11 15,980
4.30%, 03/01/48 .................. 1,913 2,382,740
4.50%, 03/15/49 .................. 600 782,310
4.25%, 11/01/66 .................. 696 863,324
4.65%, 03/01/68 .................. 87 114,025
Norfolk Southern Corp.:
3.65%, 08/01/25 .................. 1,005 1,130,316
2.90%, 06/15/26 .................. 1,355 1,495,692
4.45%, 06/15/45 .................. 23 29,178
3.40%, 11/01/49 .................. 842 932,699
4.05%, 08/15/52 .................. 709 868,844
Penske Truck Leasing Co. LP
(b)
:
4.25%, 01/17/23 .................. 1,550 1,668,095
2.70%, 03/14/23 .................. 2,070 2,154,870
3.90%, 02/01/24 .................. 561 611,086
2.70%, 11/01/24 .................. 710 753,288
4.00%, 07/15/25 .................. 1,555 1,751,752
Ryder System, Inc.:
2.50%, 09/01/22 .................. 310 320,019
2.50%, 09/01/24 .................. 1,270 1,334,756
4.63%, 06/01/25 .................. 3,096 3,557,716
Union Pacific Corp.:
3.25%, 01/15/25 .................. 1,820 2,002,260
3.25%, 08/15/25 .................. 389 431,961
2.75%, 03/01/26 .................. 1,097 1,203,004

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Road & Rail (continued)
2.15%, 02/05/27 .................. USD 374 $ 397,581
3.38%, 02/01/35 .................. 495 572,627
3.84%, 03/20/60 .................. 705 817,820
4.38%, 11/15/65 .................. 283 351,113
4.10%, 09/15/67 .................. 323 384,304
3.75%, 02/05/70 .................. 554 625,460
34,196,099
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc., 2.75%, 06/01/50 .... 1,495 1,571,160
Broadcom Corp., 3.88%, 01/15/27 ....... 6,271 6,947,673
Broadcom, Inc.:
2.25%, 11/15/23 .................. 1,891 1,965,972
4.70%, 04/15/25 .................. 5,950 6,761,060
4.25%, 04/15/26 .................. 3,030 3,413,662
4.11%, 09/15/28 .................. 1,875 2,114,530
4.75%, 04/15/29 .................. 577 672,237
4.15%, 11/15/30 .................. 1,190 1,336,779
Intel Corp.:
4.10%, 05/19/46 .................. 579 722,666
3.73%, 12/08/47 .................. 20 23,885
4.75%, 03/25/50 .................. 1,299 1,788,879
KLA Corp.:
4.10%, 03/15/29 .................. 2,990 3,588,396
5.00%, 03/15/49 .................. 239 319,174
3.30%, 03/01/50 .................. 1,930 2,039,087
Lam Research Corp.:
3.75%, 03/15/26 .................. 5,527 6,340,750
1.90%, 06/15/30 .................. 556 576,907
4.88%, 03/15/49 .................. 888 1,256,933
NVIDIA Corp.:
3.20%, 09/16/26 .................. 2,060 2,323,628
2.85%, 04/01/30 .................. 3,073 3,452,535
3.50%, 04/01/50 .................. 1,397 1,634,880
NXP BV
(b)
:
4.63%, 06/01/23 .................. 1,374 1,502,672
3.15%, 05/01/27 .................. 2 2,162
5.55%, 12/01/28 .................. 604 746,982
4.30%, 06/18/29 .................. 1,878 2,164,828
3.40%, 05/01/30 .................. 1,935 2,118,261
QUALCOMM, Inc.:
4.80%, 05/20/45 .................. 373 503,391
4.30%, 05/20/47 .................. 1,928 2,476,524
Texas Instruments, Inc., 1.75%, 05/04/30 ... 563 580,722
58,946,335
Software — 0.6%
Autodesk, Inc., 3.50%, 06/15/27 ......... 4,684 5,313,804
Microsoft Corp.:
3.45%, 08/08/36 .................. 1,642 1,992,496
2.53%, 06/01/50 .................. 2,810 2,938,751
Oracle Corp.:
3.90%, 05/15/35 .................. 2,544 3,094,751
3.80%, 11/15/37 .................. 1,220 1,431,315
3.60%, 04/01/40 .................. 1,742 1,995,413
5.38%, 07/15/40 .................. 326 454,683
4.13%, 05/15/45 .................. 360 429,420
4.00%, 07/15/46 .................. 1,944 2,304,284
3.60%, 04/01/50 .................. 3,753 4,230,266
24,185,183
Specialty Retail — 0.2%
Home Depot, Inc. (The), 2.95%, 06/15/29 ... 3,131 3,535,153
Lowe's Cos., Inc.:
4.00%, 04/15/25 .................. 3,995 4,533,427
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
4.55%, 04/05/49 .................. USD 486 $ 623,620
8,692,200
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.:
3.85%, 05/04/43 .................. 2,368 2,952,100
3.45%, 02/09/45 .................. 467 545,203
3.75%, 11/13/47 .................. 621 762,891
2.55%, 08/20/60 .................. 1,600 1,589,445
Dell International LLC
(b)
:
6.02%, 06/15/26 .................. 695 816,055
4.90%, 10/01/26 .................. 1,758 1,987,283
8.10%, 07/15/36 .................. 1,267 1,666,153
Hewlett Packard Enterprise Co.:
4.40%, 10/15/22
(f)
................. 6,330 6,764,384
4.65%, 10/01/24 .................. 2,266 2,562,393
HP, Inc., 6.00%, 09/15/41 ............. 290 355,490
Seagate HDD Cayman, 4.09%, 06/01/29
(b)
.. 729 792,980
20,794,377
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.75%, 03/27/27 ........... 3,883 4,318,713
Thrifts & Mortgage Finance — 0.1%
BPCE SA
(b)
:
3.00%, 05/22/22 .................. 606 626,926
2.70%, 10/01/29 .................. 3,023 3,250,153
3,877,079
Tobacco — 0.6%
Altria Group, Inc.:
4.00%, 01/31/24 .................. 740 813,777
4.40%, 02/14/26 .................. 3,910 4,516,687
4.80%, 02/14/29 .................. 1,635 1,940,082
3.13%, 06/15/31 .................. EUR 1,950 2,610,472
5.80%, 02/14/39 .................. USD 2,382 3,048,274
BAT Capital Corp.:
3.22%, 08/15/24 .................. 692 740,382
3.22%, 09/06/26 .................. 1,075 1,155,733
4.54%, 08/15/47 .................. 1,152 1,233,647
4.76%, 09/06/49 .................. 473 513,703
5.28%, 04/02/50 .................. 569 668,727
BAT International Finance plc, 3.95%,
06/15/25
(b)
..................... 1,039 1,154,406
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 2,600 3,012,247
Reynolds American, Inc.:
4.45%, 06/12/25 .................. USD 3,559 4,005,079
5.85%, 08/15/45 .................. 930 1,130,084
26,543,300
Trading Companies & Distributors — 0.0%
United Rentals North America, Inc., 3.88%,
11/15/27 ...................... 1,880 1,936,400
Transportation Infrastructure — 0.0%
DP World Crescent Ltd., 3.91%, 05/31/23 ... 441 464,687
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 2.88%, 05/07/30 .. 1,316 1,423,741
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)
................ 305 335,692
Sprint Spectrum Co. LLC, 3.36%, 09/20/21
(b)(f)
1,022 1,033,699
T-Mobile USA, Inc.
(b)
:
3.50%, 04/15/25 .................. 4,151 4,554,893
3.75%, 04/15/27 .................. 5,987 6,718,252
3.88%, 04/15/30 .................. 4,913 5,574,388
2.55%, 02/15/31 .................. 320 331,075

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vodafone Group plc:
4.13%, 05/30/25 .................. USD 1,009 $ 1,150,552
4.38%, 02/19/43 .................. 1,004 1,167,272
5.25%, 05/30/48 .................. 2,697 3,486,742
25,776,306
Total Corporate Bonds — 36.6%
(Cost: $1,484,227,861) ............................ 1,555,060,759
Foreign Agency Obligations — 0.2%
Chile — 0.0%
(b)
Empresa de los Ferrocarriles del Estado,
3.07%, 08/18/50 .................. 240 234,000
Empresa de Transporte de Pasajeros Metro SA,
3.65%, 05/07/30 .................. 255 281,456
515,456
Colombia — 0.1%
Ecopetrol SA:
5.38%, 06/26/26 .................. 2,553 2,810,294
6.88%, 04/29/30 .................. 503 601,588
Empresas Publicas de Medellin ESP, 4.38%,
02/15/31
(b)
...................... 311 311,000
3,722,882
Mexico — 0.1%
Petroleos Mexicanos:
(LIBOR USD 3 Month + 3.65%), 3.90%,
03/11/22
(a)
.................... 527 514,842
4.25%, 01/15/25 .................. 766 709,819
4.50%, 01/23/26 .................. 1,580 1,398,616
6.95%, 01/28/60 .................. 2,348 1,816,178
4,439,455
Morocco — 0.0%
OCP SA, 4.50%, 10/22/25 .............. 270 284,766
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%, 09/14/25
(b)
.............. 488 492,880
Total Foreign Agency Obligations — 0.2%
(Cost: $8,876,678) ............................... 9,455,439
Foreign Government Obligations — 5.3%
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%,
01/15/31
(b)
...................... 200 222,500
Republic of Chile, 2.45%, 01/31/31 ........ 450 473,625
696,125
China — 3.2%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 491,480 69,348,023
2.41%, 06/19/25 .................. 96,000 13,828,357
2.85%, 06/04/27 .................. 68,300 9,854,718
3.29%, 05/23/29 .................. 36,590 5,436,339
2.68%, 05/21/30 .................. 256,870 36,398,013
134,865,450
Colombia — 0.3%
Republic of Colombia:
6.25%, 11/26/25 .................. COP 2,831,100 808,080
3.88%, 04/25/27 .................. USD 4,080 4,406,400
4.50%, 03/15/29 .................. 2,500 2,800,781
3.13%, 04/15/31 .................. 1,829 1,868,324
Security
Par (000)
Par (000) Value
Colombia (continued)
7.25%, 10/18/34 .................. COP 7,906,400 $ 2,249,450
5.20%, 05/15/49 .................. USD 1,580 1,908,838
14,041,873
Hungary — 0.1%
Hungary Government Bond, 5.38%, 03/25/24 . 2,860 3,277,381
Indonesia — 0.3%
Republic of Indonesia:
7.00%, 05/15/27 .................. IDR 20,463,000 1,399,955
4.10%, 04/24/28 .................. USD 3,006 3,415,567
2.85%, 02/14/30 .................. 3,065 3,223,039
7.00%, 09/15/30 .................. IDR 9,058,000 608,737
6.63%, 05/15/33 .................. 5,775,000 365,789
7.50%, 06/15/35 .................. 16,322,000 1,103,079
8.38%, 04/15/39 .................. 22,826,000 1,631,415
7.38%, 05/15/48 .................. 15,488,000 1,021,669
12,769,250
Italy — 0.3%
Republic of Italy, 1.80%, 03/01/41
(b)
........ EUR 10,100 12,403,494
Mexico — 0.3%
United Mexican States:
4.15%, 03/28/27 .................. USD 6,531 7,259,206
3.25%, 04/16/30 .................. 1,734 1,779,084
4.50%, 01/31/50 .................. 3,100 3,262,750
12,301,040
Panama — 0.2%
Republic of Panama:
3.88%, 03/17/28 .................. 5,319 6,032,078
3.16%, 01/23/30 .................. 1,282 1,392,573
7,424,651
Peru — 0.1%
Republic of Peru:
4.13%, 08/25/27 .................. 2,903 3,382,902
2.78%, 01/23/31 .................. 696 753,072
4,135,974
Philippines — 0.2%
Republic of Philippines:
3.00%, 02/01/28 .................. 6,085 6,696,177
3.75%, 01/14/29 .................. 888 1,036,463
7,732,640
Qatar — 0.0%
State of Qatar, 3.75%, 04/16/30 .......... 1,358 1,572,734
Romania — 0.0%
Romania Government Bond, 3.00%, 02/14/31
(b)
863 885,654
Russia — 0.2%
Russian Federation:
8.15%, 02/03/27 .................. RUB 127,758 1,852,717
6.00%, 10/06/27 .................. 72,675 940,412
4.38%, 03/21/29 .................. USD 1,200 1,378,800
6.90%, 05/23/29 .................. RUB 149,187 2,023,033
8.50%, 09/17/31 .................. 130,034 1,966,868
8,161,830
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 3.25%, 10/22/30 ... USD 1,807 1,960,595
Uruguay — 0.1%
Oriental Republic of Uruguay:
4.38%, 10/27/27 .................. 3,870 4,470,221

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Uruguay (continued)
5.10%, 06/18/50 .................. USD 680 $ 911,837
5,382,058
Total Foreign Government Obligations — 5.3%
(Cost: $222,646,127) .............................. 227,610,749
Municipal Bonds — 2.7%
California - 0.7%
Bay Area Toll Authority:
Series 2010S-1, RB, 6.92%, 04/01/40 .... 1,090 1,677,129
Series 2010S-1, RB, 7.04%, 04/01/50 .... 1,875 3,372,169
California State University, Series 2020B, RB,
2.98%, 11/01/51 .................. 1,720 1,797,090
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 980 1,668,274
Los Angeles Department of Water, Series
2009C, RB, 6.01%, 07/01/39 .......... 750 1,025,812
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 1,870 2,767,394
San Jose Redevelopment Agency Successor
Agency, Series 2017A-T, 3.18%, 08/01/26 . 445 496,500
State of California:
Series 2009, GO, 7.50%, 04/01/34 ...... 365 604,969
Series 2018, GO, 4.60%, 04/01/38 ...... 4,110 4,879,433
Series 2009, GO, 7.55%, 04/01/39 ...... 1,105 1,924,059
Series 2009, GO, 7.30%, 10/01/39 ...... 420 689,648
University of California:
Series 2009R, RB, 5.77%, 05/15/43 ..... 4,260 6,204,605
Series 2012AD, RB, 4.86%, 05/15/2112 .. 334 474,507
27,581,589
Colorado - 0.0%
Colorado Health Facilities Authority, Series
2019A-2, RB, 5.00%, 08/01/44 ......... 1,330 1,608,688
Delaware - 0.1%
State of Delaware, Series 2019, GO,
5.00%, 02/01/24 .................. 2,320 2,692,754
District of Columbia - 0.0%
District of Columbia, Series 2016A, GO,
5.00%, 06/01/41 .................. 675 820,307
Florida - 0.1%
County of Miami-Dade:
Series 2019E, RB, 2.45%, 10/01/29 ..... 2,500 2,496,825
Series 2019E, RB, 2.53%, 10/01/30 ..... 1,215 1,212,278
3,709,103
Georgia - 0.0%
Municipal Electric Authority of Georgia:
Series 2010A, RB, 6.64%, 04/01/57 ..... 515 768,411
Series 2010A, RB, 6.66%, 04/01/57 ..... 389 589,868
1,358,279
Hawaii - 0.0%
State of Hawaii, Series 2020FZ, GO,
1.70%, 08/01/32 .................. 85 84,566
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 3,525 3,538,994
Massachusetts - 0.1%
Commonwealth of Massachusetts:
Series 2009E, GO, 5.46%, 12/01/39 ..... 95 134,814
Series 2017F, GO, 5.00%, 11/01/40 ..... 1,350 1,668,317
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2017F, GO, 5.00%, 11/01/46 ..... USD 2,575 $ 3,115,750
Series 2019H, GO, 2.90%, 09/01/49 ..... 50 55,031
Massachusetts Housing Finance Agency:
Series 2014B, RB, 4.50%, 12/01/39 ..... 215 227,511
Series 2014B, RB, 4.60%, 12/01/44 ..... 220 238,022
Series 2015A, RB, 4.50%, 12/01/48 ..... 275 294,555
Massachusetts School Building Authority,
Series 2019B, RB, 2.87%, 10/15/31 ..... 1,115 1,204,468
6,938,468
Michigan - 0.0%
Michigan Finance Authority, Series 2016, RB,
5.00%, 11/15/28 .................. 290 356,628
Michigan State Housing Development Authority:
Series 2018B, RB, 3.55%, 10/01/33 ..... 250 274,205
Series 2018A, RB, 4.00%, 10/01/43 ..... 240 263,969
Series 2018A, RB, 4.05%, 10/01/48 ..... 110 120,776
1,015,578
Mississippi - 0.0%
State of Mississippi:
Series 2020A, GO, 1.63%, 11/01/31 ..... 30 30,693
Series 2020A, GO, 1.73%, 11/01/32 ..... 100 102,466
133,159
New Jersey - 0.1%
New Jersey Transportation Trust Fund
Authority:
Series 2010C, RB, 5.75%, 12/15/28 ..... 350 398,500
Series 2019B, RB, 4.08%, 06/15/39 ..... 1,500 1,426,380
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 496 835,790
Rutgers The State University of New Jersey:
Series 2010H, RB, 5.67%, 05/01/40 ..... 1,770 2,457,486
Series 2019R, RB, 3.27%, 05/01/43 ..... 510 550,264
5,668,420
New York - 0.8%
Long Island Power Authority, Series 2017, RB,
5.00%, 09/01/47 .................. 1,145 1,363,260
Metropolitan Transportation Authority:
Series 2010A, RB, 6.67%, 11/15/39 ..... 200 254,104
Series 2010E, RB, 6.81%, 11/15/40 ..... 610 784,442
New York City Housing Development Corp.:
Series 2018C-1-A, RB, 3.70%, 11/01/38 .. 260 275,925
Series 2018C-1-B, RB, 3.85%, 11/01/43 .. 780 836,027
Series 2014C-1-A, RB, 4.20%, 11/01/44 .. 3,490 3,665,442
New York City Transitional Finance Authority
Future Tax Secured:
Series 2018, Sub-Series C-4, RB,
3.55%, 05/01/25 ................ 495 553,247
Series 2018, Sub-Series C-5, RB,
3.90%, 05/01/31 ................ 3,000 3,429,480
New York City Water & Sewer System:
Series 2010GG, RB, 5.72%, 06/15/42 .... 1,720 2,674,927
Series 2020AA, RB, 5.38%, 06/15/43
(h)
... 2,725 2,753,558
Series 2020AA, RB, 5.38%, 06/15/43 .... 1,395 1,409,299
Series 2011AA, RB, 5.44%, 06/15/43 .... 775 1,197,925
Series 2011EE, RB, 5.50%, 06/15/43
(h)
... 3,525 3,563,246
Series 2011CC, RB, 5.88%, 06/15/44 .... 330 529,396
New York State Dormitory Authority:
Series 2010H, RB, 5.39%, 03/15/40 ..... 320 448,416
Series 2020A, RB, 2.99%, 07/01/40 ..... 135 140,663
Series 2020F, RB, 3.19%, 02/15/43 ..... 400 433,776

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
New York (continued)
New York State Urban Development Corp.,
Series 2019B, RB, 3.90%, 03/15/33 ..... USD 2,485 $ 2,847,089
New York Transportation Development Corp.,
Series 2018, RB, 5.00%, 01/01/30 ...... 1,365 1,482,704
Port Authority of New York & New Jersey:
Series 2014-181, RB, 4.96%, 08/01/46 ... 1,665 2,242,255
Series 2012-174, RB, 4.46%, 10/01/62 ... 920 1,178,676
Triborough Bridge & Tunnel Authority, Series
2017A, RB, 5.00%, 11/15/47 .......... 2,135 2,521,392
34,585,249
Ohio - 0.0%
American Municipal Power, Inc.:
Series 2010B, RB, 7.83%, 02/15/41 ..... 350 583,349
Series 2010B, RB, 8.08%, 02/15/50 ..... 570 1,042,285
1,625,634
Oregon - 0.0%
State of Oregon, Series 2003, GO,
5.89%, 06/01/27 .................. 850 1,075,760
South Carolina - 0.0%
South Carolina Public Service Authority, Series
2016D, RB, 2.39%, 12/01/23 .......... 495 520,106
Texas - 0.3%
City of San Antonio Electric & Gas Systems:
Series 2010A, RB, 5.72%, 02/01/41 ..... 715 1,041,698
Series 2010A, RB, 5.81%, 02/01/41 ..... 815 1,230,438
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 4,485 6,677,044
8,949,180
Utah - 0.1%
Utah Transit Authority, Series 2009B, RB,
5.94%, 06/15/39 .................. 1,455 2,099,580
Virginia - 0.0%
Virginia College Building Authority, Series
2020B, RB, 1.97%, 02/01/32 .......... 840 852,281
Washington - 0.3%
Central Puget Sound Regional Transit Authority,
Series 2015S-1, RB, 5.00%, 11/01/50 .... 420 500,153
City of Seattle:
Series 2019A, RB, 5.00%, 04/01/46 ..... 1,355 1,698,587
Series 2019A, RB, 5.00%, 04/01/47 ..... 1,935 2,421,014
Series 2019A, RB, 5.00%, 04/01/48 ..... 1,170 1,461,880
State of Washington, Series 2018C, GO,
5.00%, 02/01/39 .................. 1,935 2,413,158
8,494,792
Total Municipal Bonds — 2.7%
(Cost: $104,511,412) .............................. 113,352,487
Non-Agency Mortgage-Backed Securities — 3.9%
Collateralized Mortgage Obligations — 0.9%
Angel Oak Mortgage Trust
(b)(d)
:
Series 2020-3, Class A3, 2.87%, 04/25/65 . 2,337 2,348,345
Series 2020-3, Class M1, 3.81%, 04/25/65 . 880 892,115
Series 2020-4, Class A3, 2.81%, 06/25/65 . 1,002 1,006,118
Angel Oak Mortgage Trust I LLC, Series 2019-
4, Class A3, 3.30%, 07/26/49
(b)(d)
....... 1,516 1,531,604
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, 0.69%, 02/25/35
(d)
... 259 243,384
COLT Mortgage Loan Trust, Series 2020-3,
Class A3, 2.38%, 04/27/65
(b)(d)
......... 938 939,012
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT1, Class M1, 3.85%,
04/25/65
(b)(d)
..................... USD 1,020 $ 1,029,459
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3, 2.86%, 05/25/65
(b)
..... 2,000 2,007,700
Homeward Opportunities Fund I Trust
(b)(d)
:
Series 2020-2, Class A2, 2.63%, 05/25/65 . 1,733 1,778,570
Series 2020-2, Class A3, 3.20%, 05/25/65 . 1,237 1,279,478
JPMorgan Mortgage Trust, Series 2017-3,
Class 1A6, 3.00%, 08/25/47
(b)(d)
........ 1,328 1,332,140
MFA Trust, Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(b)(d)
................ 1,469 1,476,850
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, 0.50%, 04/16/36
(b)(d)
6,102 5,382,907
MortgageIT Trust, Series 2004-1, Class A1,
0.93%, 11/25/34
(d)
................. 415 422,109
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(b)(d)
.. 403 433,440
Residential Mortgage Loan Trust
(b)(d)
:
Series 2020-2, Class A2, 2.51%, 05/25/60 . 1,500 1,509,194
Series 2020-2, Class M1, 3.57%, 05/25/60 . 1,680 1,723,877
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................. 194 193,432
Verus Securitization Trust
(b)
:
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(d)
.................... 3,000 3,057,433
Series 2020-4, Class A3, 2.32%, 05/25/65
(f)
1,928 1,935,188
Series 2020-4, Class M1, 3.29%, 05/25/65
(d)
670 684,484
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(d)
.................... 902 926,155
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(d)
.................... 1,000 1,040,739
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(b)(d)
..................... 2,000 2,045,800
Vista Point Securitization Trust
(b)(d)
:
Series 2020-1, Class A1, 1.76%, 03/25/65 . 3,269 3,286,589
Series 2020-2, Class A3, 2.50%, 04/25/65 . 1,944 1,945,253
40,451,375
Commercial Mortgage-Backed Securities — 2.7%
1211 Avenue of the Americas Trust, Series
2015-1211, Class D, 4.28%, 08/10/35
(b)(d)
.. 1,401 1,439,589
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class D, 1.69%, 09/15/34
(b)(d)
...... 640 625,546
AOA Mortgage Trust, Series 2015-1177, Class
C, 3.11%, 12/13/29
(b)(d)
.............. 2,390 2,373,876
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, 2.25%, 04/15/35
(b)(d)
.......... 174 158,390
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, 2.10%, 12/15/36
(b)(d)
.......... 4,050 3,407,914
BAMLL Commercial Mortgage Securities Trust
(b)
(d)
:
Series 2017-SCH, Class AF, 1.15%,
11/15/33 ..................... 1,480 1,399,612
Series 2017-SCH, Class CL, 1.65%,
11/15/32 ..................... 1,450 1,239,619
Series 2017-SCH, Class DL, 2.15%,
11/15/32 ..................... 1,490 1,218,477
Series 2018-DSNY, Class C, 1.50%,
09/15/34 ..................... 1,000 941,155
Series 2018-DSNY, Class D, 1.85%,
09/15/34 ..................... 830 766,953
BANK:
Series 2017-BNK9, Class A4, 3.54%,
11/15/54 ..................... 920 1,048,706

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-BN19, Class C, 4.17%,
08/15/61
(d)
.................... USD 187 $ 203,992
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 251 277,691
Series 2020-BN28, Class D, 2.50%,
03/15/63
(b)
.................... 2,300 2,010,350
Bayview Commercial Asset Trust
(b)(d)
:
Series 2005-3A, Class A1, 0.47%, 11/25/35 297 278,905
Series 2005-4A, Class A1, 0.45%, 01/25/36 2,250 2,102,242
BBCMS Mortgage Trust:
Series 2018-TALL, Class A, 0.87%,
03/15/37
(b)(d)
................... 232 222,772
Series 2018-TALL, Class D, 1.60%,
03/15/37
(b)(d)
................... 600 562,549
Series 2019-BWAY, Class D, 2.31%,
11/25/34
(b)(d)
................... 510 471,907
Series 2020-C6, Class A4, 2.64%, 02/15/53 1,050 1,147,209
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 1,109 1,168,356
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(b)(d)
................ 260 208,895
Bear Stearns Commercial Mortgage Securities
Trust
(d)
:
Series 2005-PWR7, Class B, 5.21%,
02/11/41 ..................... 87 86,084
Series 2007-T26, Class AM, 5.51%,
01/12/45 ..................... 175 175,025
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.21%, 04/10/51
(b)
(d)
.......................... 130 101,745
Series 2018-B5, Class A3, 3.94%, 07/15/51 1,110 1,302,127
Series 2019-B10, Class 3CCA, 4.03%,
03/15/62
(b)(d)
................... 823 850,476
Series 2020-B16, Class C, 3.66%,
02/15/53
(d)
.................... 126 124,798
Series 2020-B16, Class D, 2.50%,
02/15/53
(b)
.................... 413 348,084
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 710 764,108
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,866,529
Series 2013-1515, Class E, 3.72%, 03/10/33 100 99,449
BX Commercial Mortgage Trust, Series 2020-
VIV3, Class B, 3.54%, 03/09/44
(b)
....... 1,600 1,607,811
BX Trust
(b)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 110 116,438
Series 2019-OC11, Class D, 4.08%,
12/09/41
(d)
.................... 1,982 1,923,025
BXP Trust
(b)(d)
:
Series 2017-CC, Class D, 3.67%, 08/13/37 210 209,042
Series 2017-GM, Class D, 3.54%, 06/13/39 140 146,406
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, 1.90%, 12/15/37
(b)(d)
.. 815 812,491
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%,
10/15/48 ..................... 1,259 1,287,383
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... 280 317,343
Series 2017-CD4, Class A4, 3.51%,
05/10/50
(d)
.................... 720 813,182
Series 2017-CD5, Class B, 3.96%,
08/15/50
(d)
.................... 446 488,263
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 123,306
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... USD 840 $ 819,761
CGDBB Commercial Mortgage Trust
(b)(d)
:
Series 2017-BIOC, Class A, 0.94%,
07/15/32 ..................... 822 822,057
Series 2017-BIOC, Class D, 1.75%,
07/15/32 ..................... 1,316 1,313,912
CHC Commercial Mortgage Trust, Series 2019-
CHC, Class B, 1.65%, 06/15/34
(b)(d)
...... 1,605 1,514,007
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.63%,
05/10/35
(b)(d)
................... 245 246,323
Series 2014-GC19, Class C, 5.26%,
03/10/47
(d)
.................... 120 126,040
Series 2015-GC27, Class B, 3.77%,
02/10/48 ..................... 240 250,682
Series 2016-C1, Class D, 5.12%, 05/10/49
(b)
(d)
.......................... 110 93,493
Series 2016-P3, Class C, 5.05%, 04/15/49
(d)
501 488,570
Series 2016-P3, Class D, 2.80%, 04/15/49
(b)
(d)
.......................... 29 17,657
Series 2017-C4, Class A4, 3.47%, 10/12/50 290 329,008
Series 2018-C6, Class A4, 4.41%, 11/10/51 460 552,789
Series 2019-C7, Class A4, 3.10%, 12/15/72 260 293,520
Commercial Mortgage Trust:
Series 2013-GAM, Class E, 3.53%,
02/10/28
(b)(d)
................... 490 349,226
Series 2014-CR14, Class A4, 4.24%,
02/10/47
(d)
.................... 600 651,334
Series 2014-CR15, Class C, 4.89%,
02/10/47
(d)
.................... 853 906,111
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... 124 133,628
Series 2014-CR19, Class A5, 3.80%,
08/10/47 ..................... 440 483,142
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ..................... 305 330,648
Series 2014-LC15, Class A4, 4.01%,
04/10/47 ..................... 320 348,393
Series 2014-UBS4, Class C, 4.80%,
08/10/47
(d)
.................... 153 151,819
Series 2015-CR24, Class A5, 3.70%,
08/10/48 ..................... 300 335,680
Series 2015-CR25, Class A4, 3.76%,
08/10/48 ..................... 854 955,387
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 115 102,250
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ..................... 200 224,590
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)(d)
................... 440 428,531
Series 2017-COR2, Class A3, 3.51%,
09/10/50 ..................... 270 302,043
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 1,829 1,461,357
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class D, 3.83%,
08/15/37
(b)(d)
..................... 600 600,687
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57 270 297,516
Series 2016-C5, Class B, 4.46%, 11/15/48
(d)
510 549,864
Series 2018-CX12, Class A4, 4.22%,
08/15/51
(d)
.................... 90 107,039
Series 2019-C15, Class A4, 4.05%, 03/15/52 870 1,015,084
Series 2019-C16, Class C, 4.24%,
06/15/52
(d)
.................... 649 638,463

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-C17, Class C, 3.93%, 09/15/52 USD 672 $ 722,946
Series 2019-C17, Class D, 2.50%,
09/15/52
(b)
.................... 522 384,350
Series 2020-C19, Class A3, 2.56%, 03/15/53 2,320 2,496,894
CSMC Trust
(b)
:
Series 2017-CALI, Class C, 3.90%,
11/10/32
(d)
.................... 370 389,268
Series 2017-PFHP, Class A, 1.10%,
12/15/30
(d)
.................... 530 515,531
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 229,010
DBGS Mortgage Trust, Series 2018-5BP, Class
B, 0.98%, 06/15/33
(b)(d)
.............. 610 599,563
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ............... 240 264,923
DBUBS Mortgage Trust
(b)
:
Series 2011-LC1A, Class E, 5.79%,
11/10/46
(d)
.................... 1,310 1,309,278
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 1,080 1,157,971
Series 2017-BRBK, Class D, 3.65%,
10/10/34
(c)(d)
................... 360 357,837
Eleven Madison Trust Mortgage Trust, Series
2015-11MD, Class A, 3.67%, 09/10/35
(b)(d)
. 350 381,561
GPMT Ltd., Series 2018-FL1, Class A, 1.06%,
11/21/35
(b)(d)
..................... 96 95,197
GS Mortgage Securities Corp. II
(b)
:
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ..................... 800 928,706
Series 2012-TMSQ, Class D, 3.57%,
12/10/30
(d)
.................... 250 218,549
GS Mortgage Securities Corp. Trust
(b)
:
Series 2016-RENT, Class C, 4.20%,
02/10/29
(d)
.................... 395 393,149
Series 2017-500K, Class D, 1.55%,
07/15/32
(d)
.................... 360 357,335
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ..................... 570 559,920
Series 2019-BOCA, Class A, 1.35%,
06/15/38
(d)
.................... 317 309,113
Series 2019-SOHO, Class A, 1.05%,
06/15/36
(d)
.................... 760 754,357
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(b)(d)
................... 280 283,907
Series 2014-GC20, Class B, 4.53%,
04/10/47
(d)
.................... 400 418,994
Series 2015-GC32, Class C, 4.57%,
07/10/48
(d)
.................... 170 166,903
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 150 167,284
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 150 120,889
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 50 36,660
Series 2019-GSA1, Class C, 3.93%,
11/10/52
(d)
.................... 110 102,125
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 1,890 1,822,583
Hudson Yards Mortgage Trust, Series 2016-
10HY, Class A, 2.84%, 08/10/38
(b)
....... 660 708,801
IMT Trust
(b)
:
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 440 467,754
Series 2017-APTS, Class DFX, 3.61%,
06/15/34
(d)
.................... 730 699,816
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2018-AON, Class D,
4.77%, 07/05/31
(b)(d)
................ USD 323 $ 333,133
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47 450 492,970
Series 2014-C22, Class B, 4.71%,
09/15/47
(d)
.................... 2,000 1,998,890
Series 2014-C26, Class A4, 3.49%, 01/15/48 753 825,225
Series 2015-C33, Class D1, 4.27%,
12/15/48
(b)(d)
................... 553 433,918
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.78%,
03/15/50
(b)(d)
................... 520 384,021
Series 2017-JP6, Class A5, 3.49%, 07/15/50 270 305,788
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 97,021
Series 2019-COR5, Class A3, 3.12%,
06/13/52 ..................... 390 434,953
Series 2019-COR5, Class C, 3.75%,
06/13/52 ..................... 219 209,677
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class A4, 4.21%, 06/15/51 200 237,888
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2018-AON, Class A,
4.13%, 07/05/31
(b)
................. 642 683,213
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2012-CBX, Class A4FL, 1.45%,
06/15/45
(b)(d)
................... 102 102,468
Series 2014-C20, Class A5, 3.80%, 07/15/47 480 523,831
Series 2015-JP1, Class A5, 3.91%, 01/15/49 50 56,679
Series 2015-JP1, Class C, 4.87%,
01/15/49
(d)
.................... 730 734,650
Series 2015-JP1, Class D, 4.37%,
01/15/49
(d)
.................... 770 624,236
Series 2015-JP1, Class E, 4.37%, 01/15/49
(b)
(d)
.......................... 299 208,371
Series 2016-NINE, Class A, 2.95%,
09/06/38
(b)(d)
................... 193 207,537
Series 2018-WPT, Class DFX, 5.35%,
07/05/33
(b)
.................... 1,000 994,980
LCCM Mortgage Trust, Series 2014-909, Class
A, 3.39%, 05/15/31
(b)
............... 470 471,774
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(b)(d)
.............. 300 304,759
Manhattan West, Series 2020-1MW, Class D,
2.41%, 09/10/39
(b)(d)
................ 267 259,669
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47 1,120 1,218,511
Series 2015-C23, Class A4, 3.72%, 07/15/50 248 274,787
Series 2015-C23, Class D, 4.29%,
07/15/50
(b)(d)
................... 116 102,345
Series 2015-C25, Class B, 4.68%,
10/15/48
(d)
.................... 620 693,635
Series 2015-C25, Class C, 4.68%,
10/15/48
(d)
.................... 320 341,758
Series 2015-C26, Class A5, 3.53%, 10/15/48 74 82,225
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 313 222,804
Series 2016-C31, Class A5, 3.10%, 11/15/49 460 505,198
Series 2017-C33, Class C, 4.56%,
05/15/50
(d)
.................... 585 575,354
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART, Class A, 2.20%,
09/13/31
(b)
...................... 200 199,430

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(d)
.................... USD 311 $ 311,615
Series 2014-150E, Class D, 4.44%,
09/09/32
(b)(d)
................... 642 647,534
Series 2014-CPT, Class E, 3.56%,
07/13/29
(b)(d)
................... 350 354,763
Series 2017-H1, Class C, 4.28%, 06/15/50
(d)
121 122,893
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
2,440 1,777,814
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 1,360 1,101,600
Series 2018-H3, Class A5, 4.18%, 07/15/51 37 43,921
Series 2018-H3, Class C, 5.01%, 07/15/51
(d)
220 227,332
Series 2018-H3, Class D, 3.00%, 07/15/51
(b)
510 366,247
Series 2018-L1, Class A3, 4.14%, 10/15/51 120 137,910
Series 2018-SUN, Class A, 1.30%,
07/15/35
(b)(d)
................... 300 290,303
Series 2019-H6, Class A4, 3.42%, 06/15/52 420 477,865
Series 2019-H7, Class A4, 3.26%, 07/15/52 520 585,845
Series 2019-L2, Class A4, 4.07%, 03/15/52 347 409,277
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
875 698,678
Natixis Commercial Mortgage Securities Trust
(b)
:
Series 2018-FL1, Class A, 1.11%, 06/15/35
(d)
177 171,011
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 970,442
Series 2019-LVL, Class D, 4.44%,
08/15/38
(d)
.................... 310 303,852
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
........... 920 939,276
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(c)
... 370 357,531
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, 2.17%, 05/17/29
(b)(d)
. GBP 260 314,737
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%,
09/15/39
(b)(d)
..................... USD 460 454,716
VNDO Mortgage Trust, Series 2013-PENN,
Class D, 4.08%, 12/13/29
(b)(d)
.......... 150 148,776
VNDO Trust, Series 2016-350P, Class D,
4.03%, 01/10/35
(b)(d)
................ 710 725,900
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%,
12/15/47 ..................... 130 141,796
Series 2015-C27, Class C, 3.89%, 02/15/48 425 405,465
Series 2015-C28, Class A4, 3.54%, 05/15/48 220 242,509
Series 2015-C31, Class A4, 3.70%, 11/15/48 250 279,616
Series 2015-NXS1, Class A5, 3.15%,
05/15/48 ..................... 89 96,358
Series 2015-NXS2, Class A5, 3.77%,
07/15/58
(d)
.................... 890 989,507
Series 2015-NXS4, Class A4, 3.72%,
12/15/48 ..................... 150 168,052
Series 2015-P2, Class A4, 3.81%, 12/15/48 510 572,967
Series 2016-C32,  1.57%, 01/15/59
(d)
.... 720 720,000
Series 2016-C34, Class A3FL, 1.19%,
06/15/49
(b)(d)
................... 390 389,596
Series 2016-NXS5, Class B, 5.10%,
01/15/59
(d)
.................... 200 228,567
Series 2016-NXS5, Class D, 5.14%,
01/15/59
(d)
.................... 2,717 2,359,783
Series 2017-C39, Class D, 4.50%,
09/15/50
(b)(d)
................... 120 95,729
Series 2017-C41, Class B, 4.19%,
11/15/50
(d)
.................... 3,000 3,186,986
Series 2017-C41, Class C, 4.66%,
11/15/50
(d)
.................... 200 183,166
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-HSDB, Class A, 1.00%,
12/13/31
(b)(d)
................... USD 397 $ 381,218
Series 2018-1745, Class A, 3.87%,
06/15/36
(b)(d)
................... 210 231,383
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 83 61,480
Series 2018-C45, Class C, 4.73%, 06/15/51 130 132,132
Series 2018-C48, Class B, 4.90%,
01/15/52
(d)
.................... 766 905,257
Series 2019-C52, Class C, 3.56%, 08/15/52 380 388,319
Series 2020-SDAL, Class D, 2.24%,
02/15/37
(b)(d)
................... 720 607,236
WFRBS Commercial Mortgage Trust, Series
2014-C21, Class A5, 3.68%, 08/15/47 .... 485 530,409
112,878,672
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(d)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.27%, 06/05/37
(b)
.......... 11,000 125,871
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.78%,
02/15/50 ..................... 4,185 155,497
Series 2017-BNK3, Class XD, 1.44%,
02/15/50
(b)
.................... 2,000 135,440
BANK:
Series 2019-BN20, Class XA, 0.96%,
09/15/62 ..................... 2,470 154,585
Series 2019-BN20, Class XB, 0.46%,
09/15/62 ..................... 8,371 250,715
Barclays Commercial Mortgage Trust, Series
2019-C3, Class XA, 1.51%, 05/15/52 .... 2,193 204,434
BBCMS Mortgage Trust, Series 2020-C7, Class
XA, 1.63%, 04/15/53 ............... 1,816 199,412
BBCMS Trust, Series 2015-SRCH, Class XA,
1.12%, 08/10/35
(b)
................. 7,265 366,735
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................. 65,905 1,528,831
Benchmark Mortgage Trust:
Series 2019-B13, Class XA, 1.27%,
08/15/57 ..................... 12,346 956,982
Series 2019-B9, Class XA, 1.21%, 03/15/52 4,936 354,071
Series 2020-B17, Class XB, 0.65%,
03/15/53
(c)
.................... 1,560 65,520
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.89%, 05/10/58 .... 2,030 76,430
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.16%,
03/10/46 ..................... 14,778 250,993
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
.................... 40,878 165,965
Series 2018-COR3, Class XD, 1.75%,
05/10/51
(b)
.................... 770 82,683
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB, 0.22%,
11/15/50 ..................... 3,170 47,295
Series 2019-C16, Class XA, 1.73%,
06/15/52 ..................... 9,065 961,148
Series 2019-C17, Class XA, 1.51%,
09/15/52 ..................... 8,596 800,657
Series 2019-C17, Class XB, 0.70%,
09/15/52 ..................... 4,040 170,820
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.43%, 04/10/37
(b)
........... 5,975 146,328
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50 ............... 3,040 162,549

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust, Series 2019-
GSA1, Class XA, 0.96%, 11/10/52 ...... USD 3,083 $ 191,816
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.98%,
09/15/47 ....................... 945 25,717
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 68,347
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2013-LC11, Class XB, 0.65%,
04/15/46 ..................... 4,040 52,277
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
.................... 4,330 161,077
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.35%,
02/15/36
(b)
...................... 2,966 212,945
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.36%,
06/15/50
(b)
.................... 3,030 358,297
Series 2019-H6, Class XB, 0.87%, 06/15/52 5,210 278,239
Series 2019-L2, Class XA, 1.19%, 03/15/52 2,050 148,113
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.51%, 05/10/39
(b)
....... 10,700 258,726
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.22%,
02/10/32 ..................... 17,050 33,930
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 3,410 34
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.64%,
10/15/52 ..................... 6,820 711,441
Series 2019-C18, Class XA, 1.18%,
12/15/52 ..................... 7,306 519,889
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.40%,
08/15/49
(b)
.................... 1,180 72,676
Series 2019-C50, Class XA, 1.59%,
05/15/52 ..................... 4,739 438,456
10,894,941
Total Non-Agency Mortgage-Backed Securities — 3.9%
(Cost: $165,125,856) .............................. 164,224,988
Beneficial Interest
(000)
Other Interests — 0.0%
(i)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(j)(k)
....... 16,030 —
Total Other Interests — 0.0% .......................... —
Par (000)
Pa r (000)
Capital Trusts — 0.3%
Capital Markets — 0.2%
(e)(l)
Bank of New York Mellon Corp. (The), Series F,
4.62% ......................... 1,874 1,941,933
State Street Corp.:
Series F, 3.85% ................... 1,110 1,103,673
Series H, 5.63% .................. 3,780 3,890,376
6,935,982
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%
(b)(e)
.... USD 5,050 $ 5,100,500
Total Capital Trusts — 0.3%
(Cost: $11,911,597) ............................... 12,036,482
U.S. Government Sponsored Agency Securities — 34.0%
Agency Obligations — 0.1%
Federal National Mortgage Association,
6.63%, 11/15/30 .................. 1,500 2,304,688
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.:
Series 1591, Class PK, 6.35%, 10/15/23 .. 164 174,319
Series 2996, Class MK, 5.50%, 06/15/35 .. 6 6,281
Federal National Mortgage Association:
Series 2005-29, Class WB, 4.75%, 04/25/35 65 68,860
Series 2005-62, Class CQ, 4.75%, 07/25/35 18 17,952
267,412
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series KL4F, Class
A2AS, 3.68%, 10/25/25
(d)
............ 382 418,910
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(d)
:
Series 2018-K80, Class B,
4.37%, 08/25/50
(b)
............... 340 391,420
Series 2018-SB52, Class A10F,
3.48%, 06/25/28 ................ 529 566,531
Series 2018-SB53, Class A10F,
3.66%, 06/25/28 ................ 323 356,064
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32
(d)
............. 2,863 3,226,417
Federal National Mortgage Association Variable
Rate Notes, Series 2018-M14, Class A2,
3.70%, 08/25/28
(d)
................. 751 886,544
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38 230 239,143
Series 2016-158, Class VA, 2.00%, 03/16/35 148 150,822
6,235,851
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series K111, Class X1,
1.68%, 05/25/30
(d)
................. 4,368 562,619
Government National Mortgage Association
Variable Rate Notes:
Series 2012-23, 0.28%, 06/16/53
(d)
...... 702 7,083
Series 2013-30, 0.75%, 09/16/53
(d)
...... 2,613 82,361
Series 2013-63, 0.83%, 09/16/51
(d)
...... 2,945 70,200
Series 2013-78, 0.72%, 10/16/54
(d)
...... 2,791 94,132
Series 2013-191, 0.72%, 11/16/53
(d)
..... 799 20,796
Series 2015-22, 0.62%, 03/16/55
(d)
...... 1,880 61,456
Series 2015-37, 0.69%, 10/16/56
(d)
...... 445 19,747
Series 2015-48, 0.66%, 02/16/50
(d)
...... 1,231 41,521
Series 2016-26, 0.90%, 02/16/58
(d)
...... 6,991 360,430
Series 2016-67, 1.00%, 07/16/57
(d)
...... 632 35,496
Series 2016-92, 0.90%, 04/16/58
(d)
...... 1,400 77,993
Series 2016-96, 0.93%, 12/16/57
(d)
...... 3,517 192,552
Series 2016-110, 0.98%, 05/16/58
(d)
..... 3,873 234,548
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.16%, 02/16/58
(a)
......... 1,556 115,732
Series 2016-128, 0.90%, 09/16/56
(d)
..... 2,696 166,547
Series 2016-152, 0.84%, 08/15/58
(d)
..... 2,395 141,224
Series 2016-162, 0.91%, 09/16/58
(d)
..... 4,400 280,697

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-165, 0.96%, 12/16/57
(d)
..... USD 1,530 $ 95,461
2,660,595
Mortgage-Backed Securities — 33.7%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 5,938 6,317,076
3.00%, 09/01/27 - 12/01/46 ........... 14,417 15,569,851
3.50%, 11/01/41 - 01/01/48 ........... 12,132 13,378,763
4.00%, 08/01/40 - 02/01/47 ........... 4,526 5,023,544
4.50%, 02/01/39 - 04/01/49 ........... 27,899 31,133,706
5.00%, 07/01/35 - 11/01/41 ........... 3,178 3,651,594
5.50%, 05/01/36 - 06/01/41 ........... 2,162 2,507,146
6.00%, 06/01/29 - 12/01/32 ........... 4 5,142
8.00%, 11/01/22 .................. —
(m)
138
Federal National Mortgage Association:
4.00%, 01/01/41 .................. 189 205,656
7.00%, 06/01/32 .................. 11 13,399
Government National Mortgage Association:
2.00%, 10/15/50
(n)
................. 2,090 2,171,314
2.50%, 10/15/50 - 11/15/50
(n)
.......... 44,585 46,783,301
3.00%, 12/20/44 - 09/20/50 ........... 75,492 79,790,928
3.00%, 10/15/50 - 11/15/50
(n)
.......... 29,095 30,461,918
3.50%, 01/15/42 - 04/20/48 ........... 47,526 50,796,741
3.50%, 10/15/50 - 11/15/50
(n)
.......... 63,886 67,277,418
4.00%, 04/20/39 - 05/20/50 ........... 21,886 23,448,161
4.00%, 10/15/50
(n)
................. 18,713 19,882,197
4.50%, 12/20/39 - 04/20/50 ........... 21,179 22,942,233
4.50%, 10/15/50
(n)
................. 832 891,540
5.00%, 12/15/38 - 07/20/41 ........... 4,093 4,667,936
5.00%, 10/15/50
(n)
................. 48 52,251
5.50%, 03/15/32 - 11/15/33 ........... 4 4,327
5.50%, 10/15/50
(n)
................. 4,400 4,828,141
6.00%, 12/15/36 .................. 45 50,110
7.50%, 11/15/29 .................. —
(m)
347
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32 ........... 3,414 3,565,119
2.00%, 10/25/35 - 10/25/50
(n)
.......... 116,661 120,730,414
2.50%, 09/01/27 - 10/01/50 ........... 30,295 32,314,307
2.50%, 10/25/35 - 11/25/50
(n)
.......... 65,691 68,838,067
3.00%, 04/01/28 - 09/01/50 ........... 168,185 180,710,095
3.00%, 10/25/35 - 11/25/50
(n)
.......... 73,308 76,822,429
3.50%, 08/01/27 - 08/01/50 ........... 102,700 112,773,979
3.50%, 10/25/35 - 10/25/50
(n)
.......... 10,558 11,135,601
4.00%, 08/01/33 - 09/01/50 ........... 51,456 57,071,465
4.00%, 10/25/50 - 11/25/50
(n)
.......... 134,474 143,505,701
4.50%, 02/01/25 - 01/01/50 ........... 131,253 145,220,927
4.50%, 10/25/50
(n)
................. 14,641 15,837,444
5.00%, 11/01/32 - 06/01/45 ........... 4,142 4,731,428
5.00%, 10/25/50
(n)
................. 13,305 14,578,850
5.50%, 10/01/21 - 04/01/41 ........... 4,946 5,792,062
6.00%, 01/01/21 - 06/01/41 ........... 7,065 8,315,979
6.50%, 05/01/40 .................. 1,524 1,832,633
1,435,631,378
Total U.S. Government Sponsored Agency Securities — 34.0%
(Cost: $1,418,231,411) ............................ 1,447,099,924
U.S. Treasury Obligations — 16.1%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 4,474 6,923,576
4.50%, 08/15/39 .................. 1,764 2,792,977
4.38%, 11/15/39 .................. 1,764 2,759,971
4.63%, 02/15/40 .................. 2,710 4,369,875
3.88%, 08/15/40 .................. 2,710 4,017,364
3.13%, 02/15/43 .................. 6,784 9,209,015
2.88%, 05/15/43 - 11/15/46 ........... 13,320 17,532,213
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.63%, 08/15/43 .................. USD 6,784 $ 9,908,615
3.75%, 11/15/43 .................. 6,784 10,095,970
2.50%, 02/15/45 .................. 9,684 11,944,609
2.75%, 11/15/47 .................. 9,684 12,616,058
3.00%, 02/15/48 .................. 16,220 22,094,681
2.25%, 08/15/49 .................. 9,235 11,014,541
U.S. Treasury Inflation Linked Bonds,
0.25%, 02/15/50 .................. 15,734 18,597,588
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23 .................. 122,057 127,711,163
0.13%, 07/15/30 .................. 9,592 10,670,468
U.S. Treasury Notes:
1.13%, 07/31/21 .................. 29,384 29,629,632
1.75%, 07/31/21 - 11/15/29 ........... 106,242 110,817,636
1.50%, 01/31/22 - 02/15/30 ........... 71,609 74,812,505
2.13%, 12/31/22 - 05/15/25 ........... 40,484 43,261,521
0.50%, 03/15/23 - 05/31/27 ........... 22,404 22,560,546
0.25%, 04/15/23 .................. 13,778 13,815,136
2.75%, 05/31/23 .................. 13,062 13,966,646
2.00%, 02/15/25 .................. 16,322 17,572,291
0.38%, 04/30/25 .................. 23,263 23,400,215
2.38%, 05/15/27 .................. 8,626 9,725,478
2.25%, 08/15/27 .................. 21,688 24,330,378
2.88%, 08/15/28 .................. 3,916 4,624,704
3.13%, 11/15/28 .................. 3,916 4,719,392
1.63%, 08/15/29 .................. 7,213 7,855,408
Total U.S. Treasury Obligations — 16.1%
(Cost: $655,113,404) .............................. 683,350,172
Total Long-Term Investments — 106.0%
(Cost: $4,366,505,036) ............................ 4,507,123,233
Shares
Shares
Short-Term Securities — 8.6%
(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
*
.................... 364,094,477 364,094,477
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 279,163 279,163
Total Short-Term Securities — 8.6%
(Cost: $364,373,640) .............................. 364,373,640
Total Options Purchased — 0.0%
(Cost: $3,302,461) ............................... 1,516,922
Total Investments Before Options Written and TBA Sale
Commitments — 114.6%
(Cost: $4,734,181,137 ) ............................ 4,873,013,795
Total Options Written — (0.0)%
(Premium Received — $381,675) ..................... (175,875)
Par (000)
Pa r (000)
TBA Sale Commitments — (5.7)%
(n)
Mortgage-Backed Securities — (5.7)%
Government National Mortgage Association:
2.50%, 10/15/50 .................. 11,700 (12,287,285)
3.00%, 10/15/50 .................. 12,408 (12,991,806)
3.50%, 10/15/50 .................. 32,087 (33,785,843)
4.00%, 10/15/50 .................. 476 (505,741)
4.50%, 10/15/50 .................. 6,454 (7,040,378)
5.00%, 10/15/50 .................. 48 (52,251)
5.50%, 10/15/50 .................. 4,400 (4,828,142)

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities:
4.00%, 10/25/35 - 10/25/50 ........... USD 24,820 $ (26,444,140)
2.00%, 10/25/50 .................. 928 (959,465)
2.50%, 10/25/50 .................. 42,700 (44,789,440)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 10/25/50 - 11/25/50 ........... USD 93,104 $ (97,541,533)
Total TBA Sale Commitments — (5.7)%
(Proceeds: $241,353,956) .......................... (241,226,024)
Total Investments Net of Options Written and TBA Sale
Commitments — 108.9%
(Cost: $4,492,445,506 ) ............................ 4,631,611,896
Liabilities in Excess of Other Assets — (8.9)% ............. (377,932,925)
Net Assets — 100.0% ............................... $ 4,253,678,971
(a)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)
Perpetual security with no stated maturity date.
(f)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)
Zero-coupon bond.
(h)
U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Non-income producing security.
(l)
Variable rate security. Rate shown is the rate in effect as of period end.
(m)
Amount is less than 500.
(n)
Represents or includes a TBA transaction.
(o)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds, T-Fund,
Institutional Class
(a)
......... $ 45,790,217 $ 318,304,260 $ — $ — $ — $ 364,094,477 364,094,477 $ 1,998,205 $ 379
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
....... — 39,880,368 (41,379,971) 1,499,603 — — — 137,045 —
$ 1,499,603 $ — $ 364,094,477 $ 2,135,250 $ 379
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Ultra Bond .................................................... 780 12/21/20 $ 173,014 $ (452,665)
U.S. Treasury 2 Year Note .................................................... 1,240 12/31/20 273,992 113,954
U.S. Treasury 5 Year Note .................................................... 1,096 12/31/20 138,130 51,402
(287,309)
Short Contracts
Euro-Bund .............................................................. 123 12/08/20 25,168 (34,437)
Euro- Buxl ............................................................... 119 12/08/20 31,069 (602,837)
Canada 10 Year Bond ...................................................... 223 12/18/20 25,424 20,217
U.S. Treasury 10 Year Note ................................................... 1,626 12/21/20 226,878 229,732
U.S. Treasury 10 Year Ultra Note ............................................... 371 12/21/20 59,331 (178,689)
U.S. Treasury Long Bond .................................................... 34 12/21/20 5,994 19,143
(546,871)
$ (834,180)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 840,000 BRL 4,575,060 Barclays Bank plc 10/02/20 $ 25,337
USD 420,000 BRL 2,335,326 Citibank NA 10/02/20 4,158
EUR 23,333,500 USD 27,323,529 UBS AG 10/05/20 35,534
USD 620,345 EUR 527,000 Bank of America NA 10/05/20 2,425
USD 1,389,653 EUR 1,166,000 State Street Bank and Trust Co. 10/05/20 22,491
USD 51,341,961 EUR 42,937,000 UBS AG 10/05/20 997,346
AUD 1,308,000 USD 931,655 Bank of America NA 10/06/20 5,207
USD 960,428 AUD 1,308,000 BNP Paribas SA 10/06/20 23,566
USD 3,960,000 BRL 21,309,252 BNP Paribas SA 11/03/20 168,799
USD 1,470,000 BRL 7,901,760 UBS AG 11/03/20 64,171
USD 27,401,112 EUR 23,333,500 Goldman Sachs International 11/04/20 24,547
USD 5,410,000 TRY 41,754,380 JPMorgan Chase Bank NA 11/18/20 72,742
USD 3,305,423 COP 12,257,995,898 Barclays Bank plc 12/04/20 113,183
USD 1,131,290 MXN 24,260,053 Deutsche Bank AG 12/04/20 42,185
USD 11,785,892 RUB 892,150,803 Citibank NA 12/04/20 371,968
CLP 832,799,600 USD 1,060,000 Citibank NA 12/16/20 1,645
JPY 89,072,340 USD 840,000 Bank of America NA 12/16/20 5,473
JPY 112,756,995 USD 1,070,000 Morgan Stanley & Co. International plc 12/16/20 287
KRW 746,251,380 USD 630,000 UBS AG 12/16/20 10,081
TWD 23,826,561 USD 830,000 BNP Paribas SA 12/16/20 2,345
USD 1,245,383 AUD 1,710,000 Westpac Banking Corp. 12/16/20 20,339
USD 1,010,000 BRL 5,428,447 Morgan Stanley & Co. International plc 12/16/20 45,466
USD 830,000 CLP 635,315,200 Citibank NA 12/16/20 20,106
USD 870,000 CLP 669,498,930 HSBC Bank plc 12/16/20 16,529
USD 840,000 COP 3,133,334,400 Barclays Bank plc 12/16/20 24,540
USD 2,130,607 EUR 1,790,000 Bank of America NA 12/16/20 28,225
USD 21,719,463 EUR 18,310,000 State Street Bank and Trust Co. 12/16/20 214,093
USD 1,280,000 KRW 1,490,479,360 UBS AG 12/16/20 1,573
USD 410,000 MXN 8,684,887 Bank of America NA 12/16/20 20,651
USD 2,520,000 MXN 54,877,470 Goldman Sachs International 12/16/20 59,809
USD 1,870,000 MXN 39,864,628 State Street Bank and Trust Co. 12/16/20 82,844
USD 1,270,000 PLN 4,757,933 Citibank NA 12/16/20 38,825
USD 2,910,000 RUB 222,874,623 Citibank NA 12/16/20 63,477
USD 1,050,000 RUB 82,119,797 Goldman Sachs International 12/16/20 1,178
USD 4,150,000 ZAR 69,732,897 Goldman Sachs International 12/17/20 25,196

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
42
Schedule of Investments
(continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ZAR 17,667,428 USD 1,040,000 Bank of America NA 12/17/20 $ 5,055
2,661,396
BRL 2,287,530 USD 420,000 Barclays Bank plc 10/02/20 (12,669)
BRL 4,525,080 USD 840,000 BNP Paribas SA 10/02/20 (34,238)
EUR 23,333,500 USD 27,384,196 Goldman Sachs International 10/05/20 (25,131)
USD 357,251 EUR 305,000 Bank of America NA 10/05/20 (368)
USD 428,955 EUR 368,000 Goldman Sachs International 10/05/20 (2,534)
USD 1,598,154 EUR 1,364,000 Royal Bank of Scotland 10/05/20 (1,167)
KZT 109,057,950 USD 257,000 Citibank NA 10/23/20 (6,800)
BRL 22,859,860 USD 4,150,000 Citibank NA 11/03/20 (82,926)
BRL 6,956,928 USD 1,280,000 Goldman Sachs International 11/03/20 (42,269)
USD 931,720 AUD 1,308,000 Bank of America NA 11/04/20 (5,208)
USD 27,340,445 EUR 23,333,500 UBS AG 11/04/20 (36,120)
IDR 21,728,500,000 USD 1,466,358 BNP Paribas SA 12/04/20 (14,590)
IDR 21,728,500,000 USD 1,471,124 Citibank NA 12/04/20 (19,356)
RUB 27,274,968 USD 354,561 Bank of America NA 12/04/20 (5,613)
RUB 239,080,867 USD 3,109,821 Credit Suisse International 12/04/20 (51,090)
RUB 54,467,974 USD 710,520 HSBC Bank plc 12/04/20 (13,672)
USD 3,939,897 CNY 27,092,000 Barclays Bank plc 12/04/20 (35,622)
USD 25,913,317 CNY 178,110,000 Citibank NA 12/04/20 (222,801)
USD 853,567 CNY 5,864,000 HSBC Bank plc 12/04/20 (6,925)
USD 8,941,850 IDR 135,361,728,789 Standard Chartered Bank 12/04/20 (102,208)
BRL 5,452,940 USD 1,010,000 BNP Paribas SA 12/16/20 (41,114)
COP 3,144,170,400 USD 840,000 Citibank NA 12/16/20 (21,720)
EUR 2,860,000 USD 3,384,801 Westpac Banking Corp. 12/16/20 (25,689)
KRW 755,536,275 USD 650,000 UBS AG 12/16/20 (1,955)
MXN 67,606,749 USD 3,160,000 Citibank NA 12/16/20 (129,148)
MXN 135,386,138 USD 6,260,000 Goldman Sachs International 12/16/20 (190,556)
PLN 4,774,417 USD 1,270,000 Goldman Sachs International 12/16/20 (34,559)
RUB 157,663,413 USD 2,070,000 BNP Paribas SA 12/16/20 (56,345)
RUB 79,914,450 USD 1,050,000 Citibank NA 12/16/20 (29,344)
RUB 95,892,765 USD 1,260,000 HSBC Bank plc 12/16/20 (35,271)
TRY 17,907,120 USD 2,310,000 JPMorgan Chase Bank NA 12/16/20 (43,324)
USD 54,706,836 CNY 376,125,907 Standard Chartered Bank 12/16/20 (442,433)
USD 1,247,087 EUR 1,070,000 JPMorgan Chase Bank NA 12/16/20 (9,644)
USD 1,680,000 MXN 37,822,534 Citibank NA 12/16/20 (15,608)
USD 1,890,000 MXN 42,526,981 State Street Bank and Trust Co. 12/16/20 (16,511)
USD 420,000 RUB 33,160,293 Goldman Sachs International 12/16/20 (3,519)
USD 830,000 TWD 24,039,903 UBS AG 12/16/20 (9,797)
ZAR 17,014,897 USD 1,010,000 Bank of America NA 12/17/20 (3,544)
(1,831,388)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Down and In BNP Paribas SA 11/02/20 ZAR 16.58 ZAR 15.68 USD 9,337 $ 2,969
USD Currency ............... Down and In Bank of America NA 11/02/20 ZAR 17.03 ZAR 16.13 USD 10,603 12,506
USD Currency ............... Down and In
Morgan Stanley & Co.
International plc 11/02/20 MXN 21.40 MXN 20.40 USD 19,940 3,601
$ 19,076
$ –

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2020
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar December 2020 Futures .......... 12,148 12/11/20 USD 99.63 USD 3,037,000 $ 607,400
90-day Eurodollar June 2021 Futures .............. 4,690 06/11/21 USD 99.25 USD 1,172,500 879,375
$ 1,486,775
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
AUD Currency ........................... Morgan Stanley & Co. International plc 10/14/20 JPY 72.40 AUD 23,316 $ 11,071
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures ............... 4,690 06/11/21 USD 98.75 USD 1,172,500 $ (175,875)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.51% Monthly 10/01/20
(a)
09/29/22 MXN 292,103 $ — $ — $ —
1 day Fed Funds At Termination 0.04% At Termination 09/19/22
(a)
09/19/23 USD 207,920 (43,437) — (43,437)
1 day Fed Funds At Termination 0.05% At Termination 09/19/22
(a)
09/19/23 USD 415,841 (33,399) — (33,399)
1 day Fed Funds At Termination 0.04% At Termination 09/23/22
(a)
09/23/23 USD 208,521 (40,583) — (40,583)
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 27,583 82,354 — 82,354
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 23,733 72,584 — 72,584
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 35,449 103,532 — 103,532
28 day MXIBTIIE Monthly 6.58% Monthly N/A 01/06/25 MXN 112,180 330,141 — 330,141
3 month BA Semi-Annual 0.75% Semi-Annual N/A 05/26/25 CAD 25,605 29,569 — 29,569
3 month BA Semi-Annual 0.85% Semi-Annual N/A 06/04/25 CAD 14,482 68,018 — 68,018
3 month BA Semi-Annual 0.85% Semi-Annual N/A 06/04/25 CAD 14,483 69,106 (99) 69,205
3 month BA Semi-Annual 0.70% Semi-Annual N/A 08/06/25 CAD 55,310 (75,586) — (75,586)
0.39% At Termination 1 day Fed Funds At Termination 09/18/24
(a)
09/18/25 USD 415,841 (19,454) — (19,454)
0.38% At Termination 1 day Fed Funds At Termination 09/18/24
(a)
09/18/25 USD 207,920 21,044 — 21,044
0.39% At Termination 1 day Fed Funds At Termination 09/23/24
(a)
09/23/25 USD 208,521 (2,673) — (2,673)
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 844 (125,860) — (125,860)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 1,870 (349,828) — (349,828)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 1,035 (226,787) — (226,787)
$ (141,259) $ (99) $ (141,160)
(a)
Forward swap.

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
44
Schedule of Investments
(continued)
September 30, 2020
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% At Termination 1 month HICPXT At Termination 09/15/25 EUR 14,610 $ (106,501) $ — $ (106,501)
0.73% At Termination 1 month HICPXT At Termination 09/15/25 EUR 14,610 (115,588) — (115,588)
1 month HICPXT At Termination 0.96% At Termination 09/15/30 EUR 14,610 173,999 — 173,999
1 month HICPXT At Termination 0.98% At Termination 09/15/30 EUR 14,610 203,817 — 203,817
$ 155,727 $ — $ 155,727
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Chile .......... 1.00 % Quarterly Citibank NA 12/20/25 USD 1,076 $ (18,004) $ (14,785) $ (3,219)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 460 11,274 7,900 3,374
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 470 11,519 8,537 2,982
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 9,470 232,104 183,622 48,482
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 1,690 41,421 31,478 9,943
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 682 16,715 15,666 1,049
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 410 10,049 7,608 2,441
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 280 6,863 4,951 1,912
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 690 5,272 1,282 3,990
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 710 5,425 1,675 3,750
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 902 6,892 1,814 5,078
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 2,302 28,963 17,720 11,243
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 1,749 22,004 16,825 5,179
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 1,936 24,363 14,074 10,289
Russian Federation ........ 1.00 Quarterly Citibank NA 12/20/25 USD 787 9,898 5,263 4,635
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 770 19,033 13,129 5,904
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 6,505 160,786 120,256 40,530
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 760 18,786 11,827 6,959
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 772 19,082 13,354 5,728
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 1,280 (10,228) 15,707 (25,935)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 1,030 (8,230) 12,807 (21,037)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,570 (12,545) 20,747 (33,292)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 860 (6,872) 10,553 (17,425)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 720 (5,753) 8,835 (14,588)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 115,638 14,746 100,892
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 75,690 15,777 59,913
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1,769 (8,092) (1,331) (6,761)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 757 (3,464) (111) (3,353)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 270 90,055 24,630 65,425
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 10 3,335 586 2,749
$ – $ – $ –
$ 861,979 $ 585,142 $ 276,837
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (5) $ 5
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 A USD — — (13) 13
CMBX.NA.3.AM ....... 0.50 Monthly
JPMorgan Chase Bank
NA 12/13/49 AA USD 1 — (60) 60

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2020
i
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly Deutsche Bank AG 09/17/58 NR USD 531 $ (139,554) $ (60,659) $ (78,895)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 352 (92,512) (35,656) (56,856)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 207 (54,402) (24,057) (30,345)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 240 (63,075) 251 (63,326)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 4,050 (330,745) (165,908) (164,837)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 2,020 (164,964) (84,168) (80,796)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (8,571) — (8,571)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB USD 280 (93,390) (21,127) (72,263)
$ (947,213) $ (391,402) $ (555,811)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/16/21 USD 8,580 $ (263,468) $ — $ (263,468)
1 day
BZDIOVER At Termination 3.10% At Termination Citibank NA 01/03/22 BRL 44,480 9,053 — 9,053
1 day
BZDIOVER At Termination 4.52% At Termination BNP Paribas SA 01/02/23 BRL 48,805 13,107 — 13,107
1 day
BZDIOVER At Termination 5.13% At Termination JPMorgan Chase Bank NA 01/02/23 BRL 13,280 59,425 — 59,425
28 day
MXIBTIIE Monthly 6.43% Monthly Bank of America NA 06/06/25 MXN 6,011 16,686 — 16,686
28 day
MXIBTIIE Monthly 6.33% Monthly Citibank NA 06/09/25 MXN 3,006 7,769 — 7,769
$ (157,428) $ — $ (157,428)
OTC Inflation Swaps
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (0.96)% At Termination Citibank NA 04/15/21 USD 23,134 $ (390,096) $ — $ (390,096)
1 month USCPI At Termination (1.00)% At Termination Citibank NA 04/15/21 USD 30,122 (518,626) — (518,626)
1 month USCPI At Termination (1.00)% At Termination Citibank NA 04/15/21 USD 30,122 (518,626) — (518,626)
1 month USCPI At Termination (1.02)% At Termination Citibank NA 04/15/21 USD 30,122 (524,146) — (524,146)
0.04% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 23,134 476,277 — 476,277
0.02% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 30,122 632,845 — 632,845
0.01% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 30,122 637,461 — 637,461
0.00% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 30,122 644,384 — 644,384
1 month USCPI At Termination (0.05)% At Termination Citibank NA 04/15/22 USD 42,563 (951,280) — (951,280)
0.62% At Termination 1 month USCPI At Termination Citibank NA 04/15/24 USD 42,563 1,409,505 — 1,409,505
– $ – $ –
$ 897,698 $ — $ 897,698
– – –

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
46
Schedule of Investments
(continued)
September 30, 2020
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day Fed Funds ...................................... 1 day Fed Funds 0.09
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco 0.00
1 month USCPI ....................................... U.S. Consumer Price Index 2.06
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.55
3 month BA .......................................... Canadian Bankers Acceptances 0.51
3 month LIBOR ....................................... London Interbank Offered Rate 0.23
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (99) $ 1,154,263 $ (1,139,696) $ —
OTC Swaps ..................................................... 601,620 (407,880) 4,309,037 (3,847,741) —
Options Written ................................................... N/A N/A 205,800 — (175,875)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 434,448 $ — $ 434,448
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 2,661,396 — — 2,661,396
Options purchased
Investments at value — unaffiliated
(b)
........... — — — 30,147 1,486,775 — 1,516,922
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 776,447 377,816 1,154,263
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,004,145 — — 106,040 3,800,472 4,910,657
$ — $ 1,004,145 $ — $ 2,691,543 $ 2,803,710 $ 4,178,288 $ 10,677,686
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 1,268,628 — 1,268,628
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,831,388 — — 1,831,388
Options written
Options written at value ..................... — — — — 175,875 — 175,875
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 917,607 222,089 1,139,696
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,089,379 — — 263,468 2,902,774 4,255,621
$ — $ 1,089,379 $ — $ 1,831,388 $ 2,625,578 $ 3,124,863 $ 8,671,208
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the year ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 46,212,767 $ — $ 46,212,767
Forward foreign currency exchange contracts .... — — — (1,673,545) — — (1,673,545)
Options purchased
(a)
.................... — — — (701,713) (1,721,377) — (2,423,090)
Options written ........................ — — — — 1,356,440 — 1,356,440
Swaps .............................. — 1,751,481 — — 4,459,625 971,732 7,182,838
$ — $ 1,751,481 $ — $ (2,375,258) $ 50,307,455 $ 971,732 $ 50,655,410
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 572,275 — 572,275
Forward foreign currency exchange contracts .... — — — (2,454,094) — — (2,454,094)
Options purchased
(b)
.................... — — — (233,776) (1,495,244) — (1,729,020)
Options written ........................ — — — — 205,800 — 205,800
Swaps .............................. — (493,389) — — (248,464) 1,016,043 274,190
$ — $ (493,389) $ — $ (2,687,870) $ (965,633) $ 1,016,043 $ (3,130,849)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 680,693,306
Average notional value of contracts — short ................................................................................. 277,765,934
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 195,037,958
Average amounts sold — in USD ........................................................................................ 88,959,204
Options:
Average value of option contracts purchased ................................................................................ 417,723
Average value of option contracts written ................................................................................... 67,417
Average notional value of swaption contracts purchased ......................................................................... 26,119,500
Average notional value of swaption contracts written ........................................................................... 44,550,750
Credit default swaps:
Average notional value — buy protection ................................................................................... 41,889,044
Average notional value — sell protection ................................................................................... 9,519,232
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 703,894,529
Average notional value — receives fixed rate ................................................................................ 792,298,319
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 86,596,247
Average notional value — receives fixed rate ................................................................................ 86,596,247
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 987,743 $ 1,626,786
Forward foreign currency exchange contracts ................................................................. 2,661,396 1,831,388
Options
(a)
......................................................................................... 1,516,922 175,875
Swaps — Centrally cleared ............................................................................. 37,128 —
Swaps — OTC
(b)
.................................................................................... 4,910,657 4,255,621
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 10,113,846 $ 7,889,670
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,511,646) (1,802,661)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 7,602,200 $ 6,087,009
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

2020
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
48
Schedule of Investments
(continued)
September 30, 2020
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 171,558 $ (14,733) $ — $ — $ 156,825
Barclays Bank plc ................................ 384,458 (48,291) (336,167) — —
BNP Paribas SA ................................. 210,786 (146,287) — — 64,499
Citibank NA .................................... 4,570,172 (3,448,481) — (1,121,691) —
Citigroup Global Markets, Inc. ........................ 115,638 — — — 115,638
Credit Suisse International .......................... 15,712 (15,712) — — —
Deutsche Bank AG ............................... 54,992 (54,992) — — —
Goldman Sachs International ........................ 168,879 (168,879) — — —
HSBC Bank plc .................................. 16,529 (16,529) — — —
JPMorgan Chase Bank NA .......................... 139,119 (53,028) — (86,091) —
JPMorgan Securities LLC ........................... 93,390 (8,571) — — 84,819
Morgan Stanley & Co. International plc .................. 212,495 (183,033) — — 29,462
State Street Bank and Trust ......................... 319,428 (16,511) — — 302,917
UBS AG ...................................... 1,108,705 (47,872) — — 1,060,833
Westpac Banking Corp. ............................ 20,339 (20,339) — — —
$ 7,602,200 $ (4,243,258) $ (336,167) $ (1,207,782) $ 1,814,993
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 14,733 $ (14,733) $ — $ — $ —
Barclays Bank plc ................................ 48,291 (48,291) — — —
BNP Paribas SA ................................. 146,287 (146,287) — — —
Citibank NA .................................... 3,448,481 (3,448,481) — — —
Credit Suisse International .......................... 170,420 (15,712) — — 154,708
Deutsche Bank AG ............................... 1,023,836 (54,992) — (968,844) —
Goldman Sachs International ........................ 298,581 (168,879) — — 129,702
HSBC Bank plc .................................. 55,868 (16,529) — — 39,339
JPMorgan Chase Bank NA .......................... 53,028 (53,028) — — —
JPMorgan Securities LLC ........................... 8,571 (8,571) — — —
Morgan Stanley & Co. International plc .................. 183,033 (183,033) — — —
Royal Bank of Scotland ............................ 1,167 — — — 1,167
Standard Chartered Bank ........................... 544,641 — — — 544,641
State Street Bank and Trust ......................... 16,511 (16,511) — — —
UBS AG ...................................... 47,872 (47,872) — — —
Westpac Banking Corp. ............................ 25,689 (20,339) — — 5,350
$ 6,087,009 $ (4,243,258) $ — $ (968,844) $ 874,907
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2020
See notes to financial statements.
Fair Value Hierarchy as of Pe riod End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 290,975,960 $ 3,956,273 $ 294,932,233
Corporate Bonds ........................................ — 1,555,060,759 — 1,555,060,759
Foreign Agency Obligations ................................. — 9,455,439 — 9,455,439
Foreign Government Obligations .............................. — 227,610,749 — 227,610,749
Municipal Bonds ......................................... — 113,352,487 — 113,352,487
Non-Agency Mortgage-Backed Securities ........................ — 162,342,466 1,882,522 164,224,988
Capital Trusts ........................................... — 12,036,482 — 12,036,482
U.S. Government Sponsored Agency Securities .................... — 1,447,099,924 — 1,447,099,924
U.S. Treasury Obligations ................................... — 683,350,172 — 683,350,172
Short-Term Securities ....................................... 364,373,640 — — 364,373,640
Options Purchased:
Foreign currency exchange contracts ........................... — 30,147 — 30,147
Interest rate contracts ...................................... 1,486,775 — — 1,486,775
Liabilities:
Investments:
TBA Sale Commitments .................................... — (241,226,024) — (241,226,024)
$ 365,860,415 $ 4,260,088,561 $ 5,838,795 $ 4,631,787,771
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 402,525 $ — $ 402,525
Foreign currency exchange contracts ............................ — 2,661,396 — 2,661,396
Interest rate contracts ....................................... 434,448 882,487 — 1,316,935
Other contracts ........................................... — 4,178,288 — 4,178,288
Liabilities:
Credit contracts ........................................... — (681,499) — (681,499)
Foreign currency exchange contracts ............................ — (1,831,388) — (1,831,388)
Interest rate contracts ....................................... (1,444,503) (1,181,075) — (2,625,578)
Other contracts ........................................... — (3,124,863) — (3,124,863)
$ (1,010,055) $ 1,305,871 $ — $ 295,816
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
50
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
September 30, 2020
Security Par (000) Value
Asset-Backed Securities — 0.1%
ALM VII R Ltd., Series 2013-7RA, Class BR,
(LIBOR USD 3 Month + 2.70%), 2.98%,
10/15/28
(a)(b)
..................... USD 1,000 $ 990,986
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class E, (EURIBOR 3 Month + 5.66%),
5.66%, 05/15/31
(a)
................. EUR 1,561 1,719,547
Aqueduct European CLO DAC, Series 2017-2X,
Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)
................. 884 924,899
Arbour CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.60%), 5.60%,
01/15/30
(a)
...................... 917 1,025,397
Ares XLVI CLO Ltd., Series 2017-46A, Class
SUB, (LIBOR USD 3 Month + 0.00%),
0.00%, 01/15/30
(a)(b)
................ USD 2,000 1,194,376
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(b)(c)
..................... 11,500 361,100
Avoca Capital CLO X Ltd., Series 10X, Class
ER, (EURIBOR 3 Month + 6.05%), 6.05%,
01/15/30
(a)
...................... EUR 800 899,875
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
...................... 620 632,361
Avoca CLO XVIII DAC, Series 18X, Class
E, (EURIBOR 3 Month + 4.60%), 4.60%,
04/15/31
(a)
...................... 700 725,364
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)
...................... 400 424,699
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.77%, 07/20/32
(a)(b)
.... USD 1,403 1,227,734
CIFC Funding Ltd., Series 2014-4RA, Class
B, (LIBOR USD 3 Month + 2.20%), 2.47%,
10/17/30
(a)(b)
..................... 850 818,134
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.23%,
07/15/31
(a)(b)
..................... 250 239,812
Greene King Finance plc, Series B1,  (LIBOR
GBP 3 Month + 1.80%), 1.86%, 12/15/34
(a)
GBP 100 112,326
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
...................... EUR 1,125 1,225,862
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(a)
...................... 148 152,298
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)
...................... 294 328,462
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(b)(c)
............ USD 2,000 15,620
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... EUR 1,347 1,476,269
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 900 896,740
Security Par (000) Value
Asset-Backed Securities (continued)
Series 2019-3X, Class E, (EURIBOR 3
Month + 5.75%), 5.75%, 04/20/30 .... EUR 300 $ 331,620
OZLME BV, Series 1X, Class ER, (EURIBOR 3
Month + 5.90%), 5.90%, 01/18/30
(a)
..... 990 1,112,914
OZLME II DAC, Series 2X, Class E, (EURIBOR
3 Month + 4.90%), 4.90%, 10/15/30
(a)
.... 807 842,522
OZLME III DAC, Series 3X, Class E, (EURIBOR
3 Month + 4.80%), 4.80%, 08/24/30
(a)
.... 1,000 1,007,734
Rockford Tower Europe CLO DAC, Series
2018-1X, Class E, (EURIBOR 3 Month +
5.36%), 5.36%, 12/20/31
(a)
........... 300 319,508
Seneca Park CLO Ltd., Series 2014-1A, Class
SUB, 0.00%, 07/17/26
(b)(c)
............ USD 2,500 30,725
Total Asset-Backed Securities — 0.1%
(Cost: $32,922,783) ............................... 19,036,884
Shares
Common Stocks — 1.0%
Auto Components — 0.0%
Lear Corp. ........................ 2,756 300,506
Building Products — 0.0%
AZEK Co., Inc. (The)
(d)
................ 14,842 516,650
Chemicals — 0.2%
Element Solutions, Inc.
(d)
............... 5,675,453 59,649,011
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(d)(e)
................. 314,534 3
Consumer Finance — 0.0%
Arrow Global Group plc ................ 286,606 469,673
Diversified Financial Services — 0.1%
(d)
Adelphia Recovery Trust ............... 1,339,784 903
Adelphia Recovery Trust
(e)
.............. 130,590 1
Remainco LLC
(e)
.................... 1,260,653 12,694,776
12,695,680
Diversified Telecommunication Services — 0.1%
Altice Europe NV
(d)
................... 2,674,678 12,734,467
CenturyLink, Inc. .................... 1,182,548 11,931,909
Telecom Italia SpA ................... 1,512,681 610,780
25,277,156
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(d)(e)
........ 43,326 1,682,479
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(d)(f)
......... 205,113 11,051,488
Equity Real Estate Investment Trusts (REITs) — 0.3%
Gaming and Leisure Properties, Inc.
(f)
...... 952,354 35,170,433
VICI Properties, Inc. .................. 2,100,289 49,083,754
84,254,187
Life Sciences Tools & Services — 0.0%
PPD, Inc.
(d)
........................ 66,112 2,445,483
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(d)
..... 4,744,023 4,744,023
Metals & Mining — 0.1%
Constellium SE, Class A
(d)
.............. 3,222,337 25,295,346
Oil, Gas & Consumable Fuels — 0.0%
(d)(e)
KCAD Holdings I Ltd. ................. 4,067,849,248 40,678
Osum Oil Sands Corp.
(g)
............... 1,600,000 1,622,170
1,662,848

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Shares Value
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
(d)(f)
............. 1,598,134 $ 24,835,002
Semiconductors & Semiconductor Equipment — 0.0%
(d)
Maxeon Solar Technologies Ltd. .......... 171 2,900
SunPower Corp. .................... 1,369 17,126
20,026
Total Common Stocks — 1.0%
(Cost: $332,730,776) .............................. 254,899,561
Par (000)
Corporate Bonds — 82.8%
Aerospace & Defense — 3.6%
Boeing Co. (The):
5.15%, 05/01/30 .................. USD 49,450 55,582,232
5.81%, 05/01/50 .................. 69,460 84,031,326
5.93%, 05/01/60 .................. 70,460 87,204,073
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 .................. 41,209 41,741,420
5.75%, 03/15/22 .................. 5,590 5,416,710
6.00%, 10/15/22 .................. 4,529 4,200,648
6.13%, 01/15/23 .................. 15,790 13,500,450
7.50%, 12/01/24 .................. 8,238 6,322,624
7.50%, 03/15/25 .................. 4,496 3,372,000
7.88%, 04/15/27 .................. 38,721 29,367,555
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 .................. 12,065 12,532,519
4.13%, 06/30/28 .................. 14,487 14,812,957
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 19,961 16,867,045
Howmet Aerospace, Inc.:
5.87%, 02/23/22 .................. 6,850 7,245,245
5.13%, 10/01/24 .................. 7,706 8,168,360
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 21,326 22,263,491
Rolls-Royce plc:
0.88%, 05/09/24 .................. EUR 1,100 1,117,273
1.63%, 05/09/28 .................. 1,700 1,593,822
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 .................. USD 8,861 8,949,610
4.00%, 03/01/28 .................. 11,220 10,434,600
Spirit AeroSystems Inc., 5.50%, 01/15/25
(b)
.. 12,439 12,501,195
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... 17,258 19,009,342
TransDigm, Inc.
(b)
:
8.00%, 12/15/25 .................. 33,543 36,478,013
6.25%, 03/15/26 .................. 321,069 335,290,751
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 50,912 54,221,280
892,224,541
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
..... 7,079 7,564,726
Airlines — 0.7%
American Airlines, Inc., 11.75%, 07/15/25
(b)
.. 11,613 11,206,545
Delta Air Lines, Inc.
(b)
:
7.00%, 05/01/25 .................. 24,092 26,453,606
4.50%, 10/20/25 .................. 13,900 14,273,248
4.75%, 10/20/28 .................. 41,280 42,860,163
easyJet plc, 0.88%, 06/11/25 ........... EUR 2,500 2,418,108
International Consolidated Airlines Group SA,
0.50%, 07/04/23 ................. 1,200 1,115,000
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 60,466 62,960,222
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
5,503 5,830,789
167,117,681
Security Par (000) Value
Auto Components — 1.5%
Adient US LLC, 9.00%, 04/15/25
(b)
....... USD 15,490 $ 17,077,725
Allison Transmission, Inc.
(b)
:
5.00%, 10/01/24 .................. 6,077 6,138,135
5.88%, 06/01/29 .................. 28,932 31,289,958
Clarios Global LP:
6.75%, 05/15/25
(b)
................. 20,523 21,600,457
4.38%, 05/15/26 .................. EUR 5,988 7,029,406
6.25%, 05/15/26
(b)
................. USD 64,790 67,935,555
8.50%, 05/15/27
(b)
................. 101,988 105,302,610
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 14,221 14,505,420
Faurecia SE:
2.63%, 06/15/25 .................. EUR 2,428 2,799,590
3.75%, 06/15/28 .................. 1,679 1,956,673
Goodyear Europe BV, 3.75%, 12/15/23 .... 1,000 1,145,765
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ...................... USD 12,574 13,642,790
Icahn Enterprises LP:
6.25%, 02/01/22 .................. 618 624,532
6.75%, 02/01/24 .................. 1,752 1,797,158
4.75%, 09/15/24 .................. 6,704 6,787,800
6.38%, 12/15/25 .................. 14,114 14,508,698
6.25%, 05/15/26 .................. 16,189 16,877,033
5.25%, 05/15/27 .................. 28,803 30,006,965
IHO Verwaltungs GmbH:
3.88%, 05/15/27
(h)
................. EUR 2,911 3,414,231
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)(i)
................... USD 400 422,000
ZF Europe Finance BV:
2.00%, 02/23/26 .................. EUR 1,200 1,283,011
2.50%, 10/23/27 .................. 3,800 4,051,151
ZF Finance GmbH:
3.00%, 09/21/25 .................. 2,100 2,394,367
3.75%, 09/21/28 .................. 2,800 3,176,167
375,767,197
Automobiles — 0.8%
Fiat Chrysler Automobiles NV:
3.88%, 01/05/26 .................. 675 855,661
4.50%, 07/07/28 .................. 1,825 2,433,933
Ford Motor Co.:
8.50%, 04/21/23 .................. USD 17,001 18,531,090
4.35%, 12/08/26 .................. 3,011 2,972,038
4.75%, 01/15/43 .................. 7,441 6,737,267
5.29%, 12/08/46 .................. 4,727 4,434,517
General Motors Co.:
6.80%, 10/01/27 .................. 33,571 40,887,547
5.00%, 10/01/28 .................. 3,205 3,603,909
5.00%, 04/01/35 .................. 6,675 7,231,411
6.25%, 10/02/43 .................. 10,365 12,283,184
5.20%, 04/01/45 .................. 10,008 10,780,266
5.95%, 04/01/49 .................. 27,278 31,962,609
Jaguar Land Rover Automotive plc, 4.50%,
01/15/26 ...................... EUR 1,300 1,265,607
Nissan Motor Co. Ltd.:
3.20%, 09/17/28 .................. 1,750 2,067,944
4.81%, 09/17/30
(b)
................. USD 22,442 22,576,759
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)
........... EUR 1,700 1,894,846
Renault SA, 1.25%, 06/24/25 ........... 1,200 1,293,757
Tesla, Inc., 5.30%, 08/15/25
(b)
.......... USD 27,273 28,227,555
Volvo Car AB, 2.50%, 10/07/27 ......... EUR 1,051 1,232,245
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 9,309 9,820,995
211,093,140

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
52
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Banks — 0.7%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(j)
............ EUR 700 $ 818,030
AIB Group plc
(a)(j)
:
(EUR Swap Annual 5 Year + 5.70%), 5.25% 1,750 1,948,968
(EUR Swap Annual 5 Year + 6.63%), 6.25% 3,975 4,648,838
Allied Irish Banks plc, (EUR Swap Annual 5
Year + 7.34%), 7.37%
(a)(j)
............ 1,444 1,697,352
Banco Bilbao Vizcaya Argentaria SA
(a)(j)
:
(EUR Swap Annual 5 Year + 9.18%), 8.87% 1,400 1,694,612
(EUR Swap Annual 5 Year + 5.66%), 5.87% 400 461,359
Banco BPM SpA, 2.50%, 06/21/24 ....... 1,103 1,320,491
Banco de Sabadell SA
(a)
:
(EUR Swap Annual 5 Year + 6.41%),
6.50%
(j)
...................... 1,800 1,885,904
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 2,300 2,336,311
Banco Espirito Santo SA
(d)(k)
:
2.63%, 05/08/17 .................. 10,400 1,585,152
4.75%, 01/15/18 .................. 12,300 1,874,748
4.00%, 01/21/19 .................. 12,000 1,829,022
Banco Santander SA
(a)(j)
:
(EUR Swap Annual 5 Year + 6.80%), 6.75% 1,900 2,324,277
(EUR Swap Annual 5 Year + 4.53%), 4.37% 2,200 2,327,900
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.50%), 4.12%, 09/19/27
(a)
......... USD 2,285 2,271,665
Bankia SA
(a)
:
(EUR Swap Annual 5 Year + 5.82%),
6.00%
(j)
...................... EUR 600 708,746
(EUR Swap Annual 5 Year + 6.22%),
6.37%
(j)
...................... 3,000 3,593,008
(EUR Swap Annual 5 Year + 3.62%), 3.75%,
02/15/29 ..................... 500 619,313
Barclays plc:
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.12%
(a)(j)
.. GBP 1,200 1,611,131
5.20%, 05/12/26 .................. USD 7,800 8,648,250
BNP Paribas SA
(j)
:
6.50% ......................... 376 380,459
(USD Swap Semi 5 Year + 5.15%), 7.38%
(a)
2,200 2,450,250
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%),
4.50%
(a)(b)
..................... 10,150 9,731,313
CaixaBank SA
(a)(j)
:
(EUR Swap Annual 5 Year + 6.50%), 6.75% EUR 3,000 3,653,549
(EUR Swap Annual 5 Year + 4.50%), 5.25% 2,400 2,609,086
CIT Group, Inc.:
5.00%, 08/01/23 .................. USD 5,582 5,791,325
4.75%, 02/16/24 .................. 526 541,449
6.00%, 04/01/36 .................. 23,131 23,362,310
Commerzbank AG
(a)
:
(EUR Swap Annual 5 Year + 6.36%),
6.12%
(j)
...................... EUR 2,400 2,743,533
(EUR Swap Annual 5 Year + 4.35%), 4.00%,
12/05/30 ..................... 1,400 1,676,442
Cooperatieve Rabobank UA, (EUR Swap
Annual 5 Year + 4.10%), 4.62%
(a)(j)
...... 400 481,414
Credit Agricole SA
(a)(j)
:
(EUR Swap Annual 5 Year + 5.12%), 6.50% 3,237 3,880,051
(GBP Swap 5 Year + 4.54%), 7.50% .... GBP 2,200 3,194,809
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(j)
............ EUR 800 1,005,643
HBOS Capital Funding No. 1 LP:
6.85%
(j)
........................ USD 6,730 6,830,950
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.75%), 6.00%
(a)(j)
................ 24,053 24,654,325
Security Par (000) Value
Banks (continued)
ING Groep NV
(a)(j)
:
(USD Swap Rate 5 Year + 4.20%), 6.75% . USD 2,764 $ 2,922,930
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%),
5.75% ....................... 2,200 2,285,250
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(j)
..................... EUR 4,683 6,167,605
5.15%, 06/10/30 .................. GBP 1,800 2,516,135
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(j)
..................... EUR 1,325 1,516,601
National Westminster Bank plc
(a)(j)
:
Series C, (LIBOR USD 3 Month + 0.25%),
0.51% ....................... USD 1,240 1,091,200
Series A, (LIMEAN USD 6 Month + 0.25%),
0.63% ....................... 600 526,080
Series B, (LIBOR USD 6 Month + 0.25%),
0.41% ....................... 800 701,440
Natwest Group plc, (USD Swap Semi 5 Year +
7.60%), 8.62%
(a)(j)
................ 6,571 6,735,275
Santander UK Group Holdings plc, (GBP Swap
5 Year + 5.79%), 6.75%
(a)(j)
........... GBP 200 271,172
Societe Generale SA
(a)(j)
:
(USD Swap Semi 5 Year + 6.24%), 7.38% USD 600 615,000
(USD Swap Rate 5 Year + 5.87%), 8.00% . 400 446,500
Stichting AK Rabobank Certificaten, 0.00%
(j)(l)
. EUR 1,900 2,649,897
UniCredit SpA
(a)
:
(EUR Swap Annual 5 Year + 6.10%),
6.75%
(j)
...................... 2,622 3,076,586
(EUR Swap Annual 5 Year + 9.30%),
9.25%
(j)
...................... 2,294 2,913,483
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(j)
...................... 1,200 1,392,691
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(j)
...................... 2,200 2,785,555
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29 ................ 3,000 3,723,790
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29 ..................... 1,400 1,547,048
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32 ..................... 1,200 1,326,041
Unione di Banche Italiane SpA
(a)
:
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(j)
...................... 1,400 1,598,342
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29 ..................... 1,313 1,700,762
185,701,368
Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 5,317 5,337,896
Building Products — 0.9%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 10,364 10,830,380
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
. 6,822 7,308,068
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 17,336 17,559,461
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 34,612 36,569,309
Griffon Corp., 5.75%, 03/01/28 .......... 5,922 6,181,561
HT Troplast GmbH, 9.25%, 07/15/25 ...... EUR 1,171 1,456,963
James Hardie International Finance DAC
(b)
:
4.75%, 01/15/25 .................. USD 5,069 5,176,716
5.00%, 01/15/28 .................. 3,204 3,340,170
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 .................. 9,275 9,877,875
4.63%, 12/15/25 .................. 4,547 4,569,735
4.88%, 12/15/27 .................. 3,220 3,281,341

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Building Products (continued)
Masonite International Corp.
(b)
:
5.75%, 09/15/26 .................. USD 1,286 $ 1,340,655
5.38%, 02/01/28 .................. 4,831 5,151,947
Standard Industries, Inc.:
2.25%, 11/21/26 .................. EUR 2,959 3,313,367
5.00%, 02/15/27
(b)
................. USD 9,261 9,631,440
4.75%, 01/15/28
(b)
................. 604 626,650
4.38%, 07/15/30
(b)
................. 32,311 33,127,337
3.38%, 01/15/31
(b)
................. 45,121 44,534,201
Summit Materials LLC, 5.25%, 01/15/29
(b)
... 14,390 14,983,588
218,860,764
Capital Markets — 0.9%
Credit Suisse Group AG
(a)(j)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
8,217 8,671,482
(USD Swap Semi 5 Year + 4.60%), 7.50% 969 1,056,210
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
3,000 3,213,414
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.33%),
7.25% ....................... 2,400 2,601,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)
...................... 23,920 25,564,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)
...................... 18,860 18,897,720
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%),
5.10%
(b)
...................... 7,205 6,952,825
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95%
(a)(j)
39,265 39,276,779
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(d)(k)
:
5.38%, 10/17/12 .................. EUR 4,550 61,348
4.75%, 01/16/14 .................. 14,545 196,113
(EURIBOR 3 Month + 0.30%), 0.00%,
02/05/14
(a)
.................... 22,800 307,416
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK),
08/15/24
(i)
..................... 3,876 4,567,339
LPL Holdings, Inc., 5.75%, 09/15/25
(b)
..... USD 3,669 3,801,763
MSCI, Inc.
(b)
:
4.75%, 08/01/26 .................. 1,689 1,752,338
4.00%, 11/15/29 .................. 2,410 2,530,500
3.63%, 09/01/30 .................. 2,974 3,050,670
3.88%, 02/15/31 .................. 37,917 39,517,097
Owl Rock Capital Corp.:
5.25%, 04/15/24 .................. 4,662 4,836,865
4.00%, 03/30/25 .................. 3,540 3,571,315
3.75%, 07/22/25 .................. 26,546 26,463,973
4.25%, 01/15/26 .................. 13,774 13,953,475
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
..................... 12,000 12,693,750
UBS Group AG
(a)(j)
:
(EUR Swap Annual 5 Year + 5.29%), 5.75% EUR 1,238 1,509,553
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13% ....................... USD 900 921,195
225,968,640
Chemicals — 1.9%
Ashland Services BV, 2.00%, 01/30/28 ..... EUR 2,540 2,829,122
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(b)(i)
............ USD 24,627 24,688,095
Atotech Alpha 3 BV, 6.25%, 02/01/25
(b)
..... 109,128 110,628,510
Axalta Coating Systems LLC
(b)
:
4.88%, 08/15/24 .................. 7,033 7,164,869
4.75%, 06/15/27 .................. 16,506 16,877,385
Security Par (000) Value
Chemicals (continued)
Blue Cube Spinco LLC:
9.75%, 10/15/23 .................. USD 16,015 $ 16,515,469
10.00%, 10/15/25 ................. 25,910 27,399,825
CeramTec BondCo GmbH, 5.25%, 12/15/25 . EUR 1,000 1,120,393
Chemours Co. (The), 6.63%, 05/15/23 ..... USD 16,336 16,531,950
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 82,411 80,865,794
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 26,567 27,384,998
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 9,304 9,490,080
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 34,279 36,849,925
K+S AG, 3.00%, 06/20/22 ............. EUR 1,300 1,489,891
Kraton Polymers LLC, 5.25%, 05/15/26 .... 1,597 1,886,446
Kronos International, Inc., 3.75%, 09/15/25 .. 800 923,891
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 11,828 12,239,496
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 .. EUR 1,000 1,204,434
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 .. 2,993 3,561,780
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 1,606 1,594,477
OCI NV:
5.00%, 04/15/23 .................. EUR 1,000 1,199,351
3.13%, 11/01/24 .................. 1,300 1,512,753
5.25%, 11/01/24
(b)
................. USD 4,834 4,987,238
3.63%, 10/15/25 .................. EUR 1,730 2,028,339
Olin Corp., 5.50%, 08/15/22 ........... USD 255 260,737
PQ Corp., 5.75%, 12/15/25
(b)
........... 32,061 32,982,754
Synthomer plc, 3.88%, 07/01/25 ......... EUR 1,199 1,430,368
Valvoline, Inc.:
4.38%, 08/15/25 .................. USD 1,591 1,636,741
4.25%, 02/15/30
(b)
................. 9,921 10,119,420
WR Grace & Co., 5.63%, 10/01/24
(b)
...... 6,558 6,967,875
WR Grace & Co.-Conn., 4.88%, 06/15/27
(b)
.. 17,561 18,135,245
482,507,651
Commercial Services & Supplies — 2.7%
ADT Security Corp. (The):
4.13%, 06/15/23 .................. 198 207,108
4.88%, 07/15/32
(b)
................. 28,122 28,403,220
Advanced Disposal Services, Inc., 5.63%,
11/15/24
(b)
..................... 2,587 2,667,844
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 .................. 136,644 145,525,860
9.75%, 07/15/27 .................. 36,426 39,577,577
APX Group, Inc.:
7.88%, 12/01/22 .................. 2,587 2,587,000
8.50%, 11/01/24 .................. 7,550 7,965,250
6.75%, 02/15/27
(b)
................. 14,991 15,553,162
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................. 10,790 10,945,376
6.38%, 05/01/25
(b)
................. 20,573 21,430,379
4.75%, 06/01/26 .................. 2,051 2,075,202
5.00%, 02/01/28
(b)
................. 14,358 14,465,685
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 5,676 5,917,230
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 .................. 16,513 17,132,238
5.13%, 07/15/29 .................. 9,714 10,538,427
Covanta Holding Corp., 5.00%, 09/01/30 ... 6,192 6,249,586
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 .................. 16,687 16,770,435
9.50%, 11/01/27 .................. 12,169 12,777,450
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 .................. 5,193 5,244,930
3.75%, 08/01/25 .................. 16,709 16,801,317
7.00%, 06/01/26 .................. 39,583 41,728,399
5.13%, 12/15/26 .................. 46,333 47,843,456
8.50%, 05/01/27 .................. 16,900 18,336,500
IAA, Inc., 5.50%, 06/15/27
(b)
........... 14,507 15,105,414
Intrum AB:
3.13%, 07/15/24 .................. EUR 2,000 2,204,206

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
54
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Commercial Services & Supplies (continued)
4.88%, 08/15/25 .................. EUR 346 $ 397,554
3.50%, 07/15/26 .................. 1,754 1,866,253
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
USD 3,920 3,919,922
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 31,916 33,010,719
5.88%, 10/01/30 .................. 21,427 22,176,945
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 .................. 3,134 3,282,865
5.75%, 04/15/26 .................. 6,437 6,883,599
3.38%, 08/31/27 .................. 24,066 23,085,190
6.25%, 01/15/28 .................. 23,595 23,889,938
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 4,373 4,504,190
SPIE SA, 2.63%, 06/18/26 ............ EUR 1,800 2,089,306
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................. 2,900 3,459,573
Verisure Holding AB:
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 791 936,831
3.88%, 07/15/26 .................. 2,325 2,727,309
Verisure Midholding AB, 5.75%, 12/01/23 ... 3,167 3,707,000
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 34,283 34,694,053
678,684,498
Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 43,165 44,011,034
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
..................... 26,973 27,338,484
CommScope, Inc.
(b)
:
5.50%, 03/01/24 .................. 27,346 28,099,929
6.00%, 03/01/26 .................. 17,363 18,100,928
8.25%, 03/01/27 .................. 2,988 3,107,520
Nokia OYJ, 6.63%, 05/15/39 ........... 10,393 12,874,994
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 .................. 37,847 38,935,101
6.50%, 07/15/28 .................. 30,587 30,631,351
203,099,341
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 21,064 19,905,480
Ferrovial Netherlands BV, (EUR Swap Annual 5
Year + 2.13%), 2.12%
(a)(j)
............ EUR 4,200 4,617,241
Heathrow Finance plc:
4.75%, 03/01/24 .................. GBP 400 511,925
4.13%, 09/01/29 .................. 2,142 2,526,232
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 15,885 16,043,850
New Enterprise Stone & Lime Co., Inc.
(b)
:
6.25%, 03/15/26 .................. 3,485 3,589,550
9.75%, 07/15/28 .................. 5,862 6,330,960
Pike Corp., 5.50%, 09/01/28
(b)
.......... 7,928 7,977,074
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 5,596 5,651,960
67,154,272
Construction Materials — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24 .... EUR 800 955,547
Cemex SAB de CV:
3.13%, 03/19/26 .................. 1,600 1,878,851
US Concrete, Inc., 5.13%, 03/01/29
(b)
...... USD 7,317 7,335,292
10,169,690
Consumer Finance — 1.5%
Ally Financial, Inc.:
5.75%, 11/20/25 .................. 1,161 1,301,696
8.00%, 11/01/31 .................. 38,760 53,067,267
Encore Capital Group, Inc., 4.88%, 10/15/25 . EUR 1,032 1,205,927
FCE Bank plc, 1.62%, 05/11/23 ......... 2,500 2,821,208
Ford Motor Credit Co. LLC:
3.20%, 01/15/21 .................. USD 1,300 1,297,254
Security Par (000) Value
Consumer Finance (continued)
3.34%, 03/18/21 .................. USD 17,517 $ 17,521,379
3.47%, 04/05/21 .................. 3,150 3,142,125
5.88%, 08/02/21 .................. 17,644 17,974,825
3.81%, 10/12/21 .................. 3,433 3,441,583
5.60%, 01/07/22 .................. 3,471 3,549,098
3.22%, 01/09/22 .................. 5,619 5,611,695
2.98%, 08/03/22 .................. 14,098 13,886,530
3.35%, 11/01/22 .................. 6,788 6,686,180
3.09%, 01/09/23 .................. 27,641 27,085,139
4.14%, 02/15/23 .................. 10,485 10,550,217
3.10%, 05/04/23 .................. 2,515 2,455,897
4.38%, 08/06/23 .................. 3,687 3,743,411
3.81%, 01/09/24 .................. 6,312 6,248,880
5.58%, 03/18/24 .................. 3,500 3,640,831
1.74%, 07/19/24 .................. EUR 542 591,138
3.66%, 09/08/24 .................. USD 13,120 12,838,248
4.06%, 11/01/24 .................. 15,724 15,704,345
5.13%, 06/16/25 .................. 31,514 32,498,812
4.13%, 08/04/25 .................. 10,779 10,675,683
3.25%, 09/15/25 .................. EUR 600 684,598
2.33%, 11/25/25 .................. 6,200 6,767,616
4.39%, 01/08/26 .................. USD 16,342 16,155,538
General Motors Financial Co., Inc., 5.65%,
01/17/29 ...................... 3,986 4,649,727
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
....... 18,432 9,776,215
Navient Corp.:
5.00%, 10/26/20 .................. 4,891 4,891,000
7.25%, 09/25/23 .................. 3,544 3,659,180
6.13%, 03/25/24 .................. 6,829 6,880,218
5.88%, 10/25/24 .................. 1,709 1,699,395
6.75%, 06/25/25 .................. 1,258 1,273,725
6.75%, 06/15/26 .................. 3,042 3,034,395
5.00%, 03/15/27 .................. 227 213,160
OneMain Finance Corp.:
6.88%, 03/15/25 .................. 11,432 12,685,805
8.88%, 06/01/25 .................. 6,911 7,653,932
7.13%, 03/15/26 .................. 13,690 15,294,468
6.63%, 01/15/28 .................. 14,896 16,531,581
5.38%, 11/15/29 .................. 3,575 3,718,000
373,107,921
Containers & Packaging — 1.7%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 42,209 41,989,236
Ardagh Packaging Finance plc:
5.25%, 04/30/25
(b)
................. 12,840 13,417,800
2.13%, 08/15/26 .................. EUR 1,000 1,137,145
4.13%, 08/15/26
(b)
................. USD 30,674 31,095,768
4.75%, 07/15/27
(b)
................. GBP 4,000 5,172,867
4.75%, 07/15/27 .................. 1,889 2,442,887
5.25%, 08/15/27
(b)
................. USD 52,359 53,353,821
Ball Corp.:
5.25%, 07/01/25 .................. 994 1,125,133
4.88%, 03/15/26 .................. 10,666 11,892,590
2.88%, 08/15/30 .................. 20,318 20,089,423
Berry Global, Inc.:
1.00%, 01/15/25 .................. EUR 901 1,013,774
1.50%, 01/15/27 .................. 600 677,329
Crown Americas LLC:
4.75%, 02/01/26 .................. USD 7,113 7,379,737
4.25%, 09/30/26 .................. 9,441 9,771,435
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,896 2,249,130
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
7,326 7,628,197
Graphic Packaging International LLC:
4.88%, 11/15/22 .................. 223 231,641
4.75%, 07/15/27
(b)
................. 1,424 1,541,480
3.50%, 03/15/28
(b)
................. 3,557 3,548,108

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Containers & Packaging (continued)
3.50%, 03/01/29
(b)
................. USD 3,580 $ 3,602,375
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 9,294 9,424,581
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(b)
..................... 6,245 6,557,250
LABL Escrow Issuer LLC, 6.75%, 07/15/26
(b)
. 18,537 19,556,535
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24 .................. EUR 1,416 1,614,348
5.50%, 04/15/24
(b)
................. USD 17,665 17,727,534
OI European Group BV:
3.13%, 11/15/24 .................. EUR 1,200 1,419,199
2.88%, 02/15/25 .................. 2,184 2,516,532
Sealed Air Corp.
(b)
:
5.25%, 04/01/23 .................. USD 534 563,370
5.13%, 12/01/24 .................. 2,230 2,415,369
6.88%, 07/15/33 .................. 158 202,635
Silgan Holdings, Inc.:
3.25%, 03/15/25 .................. EUR 1,300 1,539,029
4.13%, 02/01/28 .................. USD 730 746,425
2.25%, 06/01/28 .................. EUR 2,254 2,570,028
Trivium Packaging Finance BV
(l)
:
3.75%, 08/15/26 .................. 2,005 2,320,955
5.50%, 08/15/26
(b)
................. USD 39,883 41,297,849
8.50%, 08/15/27
(b)
................. 82,773 89,247,918
419,079,433
Distributors — 0.5%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 .................. 12,097 12,550,637
4.00%, 01/15/28 .................. 5,395 5,482,669
Core & Main LP, 6.13%, 08/15/25 ........ 90,214 91,380,016
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. 3,284 2,692,880
9.00%, 11/15/26 .................. 4,827 3,982,275
116,088,477
Diversified Consumer Services — 0.4%
frontdoor, Inc., 6.75%, 08/15/26
(b)
........ 11,272 12,004,680
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 7,807 8,216,867
Laureate Education, Inc., 8.25%, 05/01/25
(b)
. 5,260 5,575,600
Service Corp. International:
5.13%, 06/01/29 .................. 4,971 5,508,514
3.38%, 08/15/30 .................. 18,644 18,667,305
ServiceMaster Co. LLC (The), 5.13%,
11/15/24
(b)
..................... 11,645 11,907,013
Sotheby's, 7.38%, 10/15/27
(b)
........... 30,117 30,117,000
91,996,979
Diversified Financial Services — 1.5%
Arrow Global Finance plc, 5.13%, 09/15/24 .. GBP 2,521 3,068,789
Cabot Financial Luxembourg II SA, (EURIBOR
3 Month + 6.38%), 6.37%, 06/14/24
(a)
.... EUR 115 134,511
Cabot Financial Luxembourg SA, 7.50%,
10/01/23 ...................... GBP 4,200 5,464,614
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
.. USD 7,510 7,697,750
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22 .................. EUR 4,930 5,329,325
8.50%, 11/01/22 .................. GBP 600 709,958
(EURIBOR 3 Month + 3.50%), 3.50%,
09/01/23
(a)
.................... EUR 500 522,456
MPH Acquisition Holdings LLC, 7.13%,
06/01/24
(b)
..................... USD 58,605 60,207,847
ProGroup AG, 3.00%, 03/31/26 ......... EUR 600 695,618
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26
(b)
................. 20,132 24,669,237
4.50%, 05/15/26 .................. 5,809 7,118,200
6.25%, 05/15/26
(b)
................. USD 26,516 28,372,120
Security Par (000) Value
Diversified Financial Services (continued)
8.25%, 11/15/26
(b)
................. USD 43,163 $ 47,263,485
Sabre GLBL, Inc.
(b)
:
5.25%, 11/15/23 .................. 2,409 2,354,797
9.25%, 04/15/25 .................. 27,659 30,440,666
7.38%, 09/01/25 .................. 16,679 16,845,790
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 119,762 130,216,025
371,111,188
Diversified Telecommunication Services — 6.4%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................. EUR 1,000 1,242,797
8.00%, 05/15/27 .................. 2,854 3,546,943
10.50%, 05/15/27
(b)
................ USD 114,718 127,480,377
6.00%, 02/15/28
(b)
................. 36,385 34,703,649
Altice France SA:
2.50%, 01/15/25 .................. EUR 1,577 1,761,128
7.38%, 05/01/26
(b)
................. USD 54,231 56,828,665
5.88%, 02/01/27 .................. EUR 4,300 5,322,570
8.13%, 02/01/27
(b)
................. USD 61,282 66,797,380
5.50%, 01/15/28
(b)
................. 25,331 25,647,637
4.13%, 01/15/29 .................. EUR 1,123 1,315,806
5.13%, 01/15/29
(b)
................. USD 10,979 10,937,829
CCO Holdings LLC
(b)
:
5.75%, 02/15/26 .................. 5,794 6,025,760
5.50%, 05/01/26 .................. 6,220 6,461,025
5.13%, 05/01/27 .................. 36,903 38,830,075
5.00%, 02/01/28 .................. 22,257 23,369,850
5.38%, 06/01/29 .................. 16,724 18,124,635
4.75%, 03/01/30 .................. 18,094 19,157,022
4.50%, 08/15/30 .................. 49,648 52,132,634
4.25%, 02/01/31 .................. 55,139 57,149,484
4.50%, 05/01/32 .................. 62,734 65,478,613
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23 ........... 8,467 9,281,949
Series Y, 7.50%, 04/01/24 ........... 10,062 11,265,415
5.13%, 12/15/26
(b)
................. 56,344 57,887,262
4.00%, 02/15/27
(b)
................. 37,664 38,263,234
Series P, 7.60%, 09/15/39 ........... 21,890 24,733,073
Series U, 7.65%, 03/15/42 ........... 36,891 41,225,693
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. 34,421 35,432,633
8.00%, 10/15/25 .................. 6,103 6,446,294
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 14,303 14,589,060
Frontier Communications Corp.
(b)(l)
:
8.50%, 04/01/26 .................. 13,730 13,839,840
8.00%, 04/01/27 .................. 95,351 95,021,562
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(l)
.................... 4,260 4,323,900
Level 3 Financing, Inc.:
5.38%, 05/01/25 .................. 5,354 5,520,028
5.25%, 03/15/26 .................. 4,170 4,319,911
4.63%, 09/15/27
(b)
................. 15,410 15,833,775
4.25%, 07/01/28
(b)
................. 34,920 35,454,974
3.63%, 01/15/29
(b)
................. 24,579 24,271,763
Lorca Telecom Bondco SAU, 4.00%, 09/18/27 EUR 1,459 1,738,539
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(i)
..................... USD 3,560 3,420,382
QualityTech LP
(b)
:
4.75%, 11/15/25 .................. 11,541 11,970,325
3.88%, 10/01/28 .................. 20,872 21,009,755
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
..................... 5,600 5,840,128
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 40,747 50,933,750
8.75%, 03/15/32 .................. 42,630 62,402,220
Switch Ltd., 3.75%, 09/15/28
(b)
.......... 25,063 25,313,630

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
56
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. USD 16,703 $ 19,876,570
6.00%, 09/30/34 .................. 21,001 24,361,160
7.20%, 07/18/36 .................. 11,490 14,491,188
7.72%, 06/04/38 .................. 13,197 17,552,010
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 3,262 5,469,081
Telecom Italia SpA:
4.00%, 04/11/24 .................. 2,764 3,435,091
5.30%, 05/30/24
(b)
................. USD 22,700 24,572,750
2.75%, 04/15/25 .................. EUR 2,313 2,788,851
3.00%, 09/30/25 .................. 1,000 1,217,882
2.88%, 01/28/26 .................. 500 603,719
3.63%, 05/25/26 .................. 1,900 2,380,918
Telesat Canada, 4.88%, 06/01/27
(b)
....... USD 22,178 22,267,821
Virgin Media Finance plc:
3.75%, 07/15/30 .................. EUR 4,933 5,522,354
Virgin Media Secured Finance plc:
5.00%, 04/15/27 .................. GBP 1,000 1,348,416
5.25%, 05/15/29 .................. 300 408,880
5.50%, 05/15/29
(b)
................. USD 23,896 25,651,161
4.50%, 08/15/30
(b)
................. 23,844 24,498,279
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. 61,750 60,775,894
6.13%, 03/01/28 .................. 83,907 86,608,805
1,586,483,804
Electric Utilities — 0.6%
ContourGlobal Power Holdings SA, 4.13%,
08/01/25 ...................... EUR 1,806 2,132,902
Drax Finco plc, 4.25%, 05/01/22 ......... GBP 500 646,891
Naturgy Finance BV, (EUR Swap Annual 9 Year
+ 3.08%), 3.37%
(a)(j)
............... EUR 2,500 3,000,780
NextEra Energy Operating Partners LP
(b)
:
4.25%, 07/15/24 .................. USD 8,233 8,584,549
4.25%, 09/15/24 .................. 5,361 5,588,843
4.50%, 09/15/27 .................. 64 68,320
NRG Energy, Inc.:
3.75%, 06/15/24
(b)
................. 7,805 8,331,907
6.63%, 01/15/27 .................. 5,532 5,850,090
5.75%, 01/15/28 .................. 35 37,756
4.45%, 06/15/29
(b)
................. 22,117 24,369,623
5.25%, 06/15/29
(b)
................. 2,038 2,216,325
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 37,151 38,544,162
PG&E Corp., 5.25%, 07/01/30 .......... 23,538 22,773,015
Vistra Operations Co. LLC
(b)
:
3.55%, 07/15/24 .................. 2,619 2,790,001
5.00%, 07/31/27 .................. 1,576 1,651,648
4.30%, 07/15/29 .................. 14,842 16,200,370
142,787,182
Electrical Equipment — 0.1%
Orano SA:
3.38%, 04/23/26 .................. EUR 500 603,763
2.75%, 03/08/28 .................. 1,000 1,156,856
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 .................. USD 3,212 3,485,020
5.00%, 10/01/25 .................. 16,028 17,230,100
22,475,739
Electronic Equipment, Instruments & Components — 0.4%
Belden, Inc.:
4.13%, 10/15/26 .................. EUR 3,120 3,712,915
3.88%, 03/15/28 .................. 900 1,055,205
CDW LLC:
5.50%, 12/01/24 .................. USD 15,074 16,449,502
4.13%, 05/01/25 .................. 16,367 16,898,928
3.25%, 02/15/29 .................. 25,931 25,833,759
Security Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Itron, Inc., 5.00%, 01/15/26
(b)
........... USD 1,171 $ 1,200,275
MTS Systems Corp., 5.75%, 08/15/27
(b)
.... 880 866,536
Sensata Technologies, Inc.
(b)
:
4.38%, 02/15/30 .................. 5,571 5,849,550
3.75%, 02/15/31 .................. 16,622 16,518,112
88,384,782
Energy Equipment & Services — 0.5%
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 8,195 7,849,827
6.25%, 04/01/28 .................. 25,310 23,854,675
ChampionX Corp., 6.38%, 05/01/26 ....... 11,427 10,914,956
Pioneer Energy Services Corp.
(b)(e)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(a)
.................... 17,965 14,113,753
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(i)(m)
................... 12,112 6,545,882
Tervita Corp., 7.63%, 12/01/21
(b)
......... 20,090 18,332,125
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 6,899 2,829,970
USA Compression Partners LP:
6.88%, 04/01/26 .................. 18,357 18,196,376
6.88%, 09/01/27 .................. 14,748 14,624,412
117,261,976
Entertainment — 1.1%
Banijay Entertainment SASU, 3.50%, 03/01/25 EUR 892 1,018,285
Lions Gate Capital Holdings LLC
(b)
:
6.38%, 02/01/24 .................. USD 5,145 5,093,550
5.88%, 11/01/24 .................. 6,779 6,660,367
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(m)
................ 14,109 15,715,537
6.50%, 05/15/27
(b)
................. 67,024 72,334,982
Netflix, Inc.:
4.88%, 04/15/28 .................. 12,199 13,632,383
5.88%, 11/15/28 .................. 48,635 58,031,525
6.38%, 05/15/29 .................. 4,457 5,482,110
3.88%, 11/15/29 .................. EUR 1,030 1,331,405
5.38%, 11/15/29
(b)
................. USD 24,580 28,971,217
3.63%, 06/15/30 .................. EUR 6,167 7,827,015
4.88%, 06/15/30
(b)
................. USD 24,703 28,161,420
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 . GBP 2,679 3,441,638
WMG Acquisition Corp.
(b)
:
5.50%, 04/15/26 .................. USD 6,577 6,823,637
3.88%, 07/15/30 .................. 12,908 13,310,665
3.00%, 02/15/31 .................. 4,626 4,497,629
272,333,365
Equity Real Estate Investment Trusts (REITs) — 3.2%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 5,138 4,049,104
Diversified Healthcare Trust, 9.75%, 06/15/25 16,648 18,517,237
GLP Capital LP:
5.25%, 06/01/25 .................. 16,029 17,404,609
5.38%, 04/15/26 .................. 3,645 4,039,753
5.75%, 06/01/28 .................. 4,199 4,793,956
5.30%, 01/15/29 .................. 6,580 7,327,949
4.00%, 01/15/30 .................. 26,174 27,090,090
4.00%, 01/15/31 .................. 19,540 20,341,726
Host Hotels & Resorts LP, Series I, 3.50%,
09/15/30 ...................... 8,640 8,270,297
Iron Mountain UK plc, 3.88%, 11/15/25 ..... GBP 4,932 6,426,486
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 .................. USD 8,371 8,716,304
4.88%, 09/15/29 .................. 2,975 3,027,063
5.25%, 07/15/30 .................. 30,031 31,307,317
4.50%, 02/15/31 .................. 6,445 6,505,583
5.63%, 07/15/32 .................. 31,149 32,893,344

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. USD 35,390 $ 37,523,309
4.63%, 06/15/25
(b)
................. 26,217 26,741,340
4.50%, 09/01/26 .................. 26,710 27,097,696
5.75%, 02/01/27 .................. 4,476 4,822,890
4.50%, 01/15/28 .................. 25,313 25,787,619
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 4,582 4,719,460
5.00%, 10/15/27 .................. 50,289 52,436,341
4.63%, 08/01/29 .................. 29,626 30,824,964
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 6,429 6,412,927
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 36,128 33,307,126
SBA Communications Corp.:
4.88%, 09/01/24 .................. 18,782 19,249,672
3.88%, 02/15/27
(b)
................. 68,309 69,333,635
Service Properties Trust:
4.50%, 06/15/23 .................. 2,810 2,755,711
4.35%, 10/01/24 .................. 2,862 2,590,110
7.50%, 09/15/25 .................. 21,355 22,693,958
Uniti Group LP:
6.00%, 04/15/23
(b)
................. 14,142 14,221,549
8.25%, 10/15/23 .................. 16,898 16,644,530
7.88%, 02/15/25
(b)
................. 9,927 10,519,691
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 18,185 18,003,241
4.25%, 12/01/26 .................. 61,441 61,726,701
3.75%, 02/15/27 .................. 22,580 22,202,462
4.63%, 12/01/29 .................. 26,831 27,300,543
4.13%, 08/15/30 .................. 58,987 58,028,461
795,654,754
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc.:
5.75%, 03/15/25 .................. 1,518 1,565,893
3.25%, 03/15/26
(b)
................. 31,210 30,970,307
4.63%, 01/15/27
(b)
................. 30,755 31,468,208
5.88%, 02/15/28
(b)
................. 19,068 20,355,090
4.88%, 02/15/30
(b)
................. 11,009 11,476,883
Casino Guichard Perrachon SA
(l)
:
3.58%, 02/07/25 .................. EUR 1,900 1,682,931
4.05%, 08/05/26 .................. 900 789,399
Picard Groupe SAS, (EURIBOR 3 Month +
3.00%), 3.00%, 11/30/23
(a)
........... 3,000 3,411,689
Quatrim SASU, 5.88%, 01/15/24 ........ 1,600 1,791,398
Sysco Corp.:
6.60%, 04/01/40 .................. USD 11,350 15,351,212
6.60%, 04/01/50 .................. 11,350 15,932,448
US Foods, Inc., 6.25%, 04/15/25
(b)
....... 8,772 9,287,355
144,082,813
Food Products — 2.3%
Chobani LLC, 7.50%, 04/15/25
(b)
........ 43,711 45,187,120
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 3,825 4,016,250
JBS Investments II GmbH, 7.00%, 01/15/26
(b)
. 1,800 1,921,500
JBS USA LUX SA
(b)
:
5.88%, 07/15/24 .................. 11,896 12,130,351
5.75%, 06/15/25 .................. 21,955 22,581,815
6.75%, 02/15/28 .................. 6,468 7,017,780
6.50%, 04/15/29 .................. 32,825 36,434,766
Kraft Heinz Foods Co.:
3.88%, 05/15/27
(b)
................. 3,435 3,638,388
4.25%, 03/01/31
(b)
................. 89,669 98,380,421
5.00%, 07/15/35 .................. 6,073 6,993,037
6.88%, 01/26/39 .................. 14,509 19,434,200
4.63%, 10/01/39
(b)
................. 6,926 7,352,955
Security Par (000) Value
Food Products (continued)
6.50%, 02/09/40 .................. USD 8,755 $ 11,126,888
5.00%, 06/04/42 .................. 3,696 4,047,574
5.20%, 07/15/45 .................. 11,149 12,188,452
4.38%, 06/01/46 .................. 32,798 33,697,581
4.88%, 10/01/49
(b)
................. 75,340 79,507,617
5.50%, 06/01/50
(b)
................. 84,604 96,960,885
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
25,207 27,223,560
Post Holdings, Inc.
(b)
:
5.00%, 08/15/26 .................. 15,207 15,587,175
5.75%, 03/01/27 .................. 280 294,350
5.63%, 01/15/28 .................. 4,943 5,244,968
5.50%, 12/15/29 .................. 52 55,640
4.63%, 04/15/30 .................. 12,002 12,347,057
Premier Foods Finance plc, 6.25%, 10/15/23 . GBP 800 1,057,674
Simmons Foods, Inc., 7.75%, 01/15/24
(b)
... USD 13,292 13,923,370
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... 4,486 4,537,051
582,888,425
Gas Utilities — 0.2%
Ferrellgas LP, 10.00%, 04/15/25
(b)
........ 35,845 38,802,213
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 64,079 66,481,963
Hologic, Inc.
(b)
:
4.38%, 10/15/25 .................. 8,587 8,780,207
4.63%, 02/01/28 .................. 13,045 13,702,207
3.25%, 02/15/29 .................. 2,251 2,265,069
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 .................. 37,086 37,642,290
7.25%, 02/01/28 .................. 78,533 81,674,320
Teleflex, Inc.:
4.88%, 06/01/26 .................. 2,653 2,739,222
4.63%, 11/15/27 .................. 1,930 2,031,325
4.25%, 06/01/28
(b)
................. 22,972 23,776,020
239,092,623
Health Care Providers & Services — 4.4%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23 .................. 4,501 4,529,131
5.50%, 07/01/28
(b)
................. 13,004 13,374,777
5.00%, 04/15/29
(b)
................. 8,248 8,361,410
AdaptHealth LLC, 6.13%, 08/01/28
(b)
...... 9,719 10,061,109
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
. 17,938 19,238,505
Centene Corp.:
5.25%, 04/01/25
(b)
................. 15,431 16,036,667
5.38%, 06/01/26
(b)
................. 16,017 16,877,914
5.38%, 08/15/26
(b)
................. 24,103 25,529,295
4.25%, 12/15/27 .................. 35,381 37,023,740
4.63%, 12/15/29 .................. 53,213 57,398,734
3.38%, 02/15/30 .................. 657 681,637
3.00%, 10/15/30 .................. 28,909 29,492,962
Community Health Systems, Inc.
(b)
:
8.63%, 01/15/24 .................. 35,766 35,587,170
6.63%, 02/15/25 .................. 20,376 19,713,780
8.00%, 03/15/26 .................. 86,522 85,051,126
Encompass Health Corp.:
5.75%, 11/01/24 .................. 273 273,410
4.50%, 02/01/28 .................. 2,939 2,953,695
4.75%, 02/01/30 .................. 4,115 4,174,832
4.63%, 04/01/31 .................. 6,979 6,979,000
HCA, Inc.:
5.38%, 02/01/25 .................. 22,487 24,623,265
5.88%, 02/15/26 .................. 3,301 3,697,120
5.38%, 09/01/26 .................. 24,034 26,557,570
5.63%, 09/01/28 .................. 46,327 52,995,772
5.88%, 02/01/29 .................. 14,758 17,193,070
3.50%, 09/01/30 .................. 70,456 71,786,209

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
58
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Health Care Providers & Services (continued)
LifePoint Health, Inc.
(b)
:
6.75%, 04/15/25 .................. USD 12,850 $ 13,524,625
4.38%, 02/15/27 .................. 3,392 3,396,240
MEDNAX, Inc.
(b)
:
5.25%, 12/01/23 .................. 10,568 10,700,100
6.25%, 01/15/27 .................. 18,981 19,692,028
Molina Healthcare, Inc.:
5.38%, 11/15/22
(l)
................. 12,838 13,415,710
4.88%, 06/15/25
(b)
................. 3,370 3,437,400
4.38%, 06/15/28
(b)
................. 12,500 12,756,250
Phoenix PIB Dutch Finance BV, 2.38%,
08/05/25 ...................... EUR 1,200 1,417,239
Polaris Intermediate Corp., 8.50%, (8.50%
Cash or 9.25% PIK), 12/01/22
(b)(i)
....... USD 26,850 27,319,659
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 8,178 8,689,125
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 36,990 36,805,465
10.00%, 04/15/27 ................. 17,542 18,682,230
Synlab Bondco plc, (EURIBOR 3 Month +
4.75%), 4.75%, 07/01/25
(a)
........... EUR 3,429 4,063,148
Tenet Healthcare Corp.:
8.13%, 04/01/22 .................. USD 66,832 74,310,501
4.63%, 07/15/24 .................. 8,506 8,548,530
4.63%, 09/01/24
(b)
................. 11,186 11,276,830
7.50%, 04/01/25
(b)
................. 10,079 10,834,925
4.88%, 01/01/26
(b)
................. 67,080 68,298,173
6.25%, 02/01/27
(b)
................. 9,671 9,982,503
5.13%, 11/01/27
(b)
................. 41,787 42,923,606
4.63%, 06/15/28
(b)
................. 9,494 9,630,714
6.13%, 10/01/28
(b)
................. 34,030 33,094,175
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 18,737 19,627,007
West Street Merger Sub, Inc., 6.38%,
09/01/25
(b)
..................... 29,827 30,417,276
1,083,035,359
Health Care Technology — 0.1%
IQVIA, Inc.:
3.25%, 03/15/25 .................. EUR 8,000 9,433,251
5.00%, 10/15/26
(b)
................. USD 18,194 19,012,730
5.00%, 05/15/27
(b)
................. 6,301 6,607,040
35,053,021
Hotels, Restaurants & Leisure — 4.6%
1011778 BC ULC
(b)
:
4.25%, 05/15/24 .................. 10,511 10,704,928
5.75%, 04/15/25 .................. 15,028 16,042,390
5.00%, 10/15/25 .................. 66,624 68,313,585
3.88%, 01/15/28 .................. 19,508 19,874,750
4.38%, 01/15/28 .................. 31,003 31,616,859
4.00%, 10/15/30 .................. 1,022 1,029,880
Aramark International Finance SARL, 3.13%,
04/01/25 ...................... EUR 1,140 1,276,446
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. USD 21,706 23,795,854
6.38%, 04/01/26 .................. 7,879 8,203,536
4.75%, 12/01/27 .................. 10,866 10,662,262
Boyne USA, Inc., 7.25%, 05/01/25
(b)
...... 9,453 9,925,650
Burger King France SAS, 6.00%, 05/01/24 .. EUR 1,486 1,701,617
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. USD 92,595 96,784,461
8.13%, 07/01/27 .................. 54,289 57,546,340
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 42,188 43,506,375
Carnival Corp.:
11.50%, 04/01/23
(b)
................ 33,928 38,021,244
10.13%, 02/01/26 ................. EUR 576 715,952
Security Par (000) Value
Hotels, Restaurants & Leisure (continued)
10.50%, 02/01/26
(b)
................ USD 9,034 $ 10,005,155
9.88%, 08/01/27
(b)
................. 8,628 9,142,142
Cedar Fair LP, 5.50%, 05/01/25
(b)
........ 38,100 39,243,000
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 30,057 31,373,497
4.75%, 01/15/28 .................. 21,020 21,125,100
Cirsa Finance International SARL:
7.88%, 12/20/23
(b)
................. 600 553,500
4.75%, 05/22/25 .................. EUR 2,920 2,954,527
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21
(d)(k)
................ 1,900 1,214,072
7.63%, 11/01/21
(b)(d)(k)
............... USD 1,300 715,000
12.75%, 09/30/23 ................. EUR 768 900,287
CPUK Finance Ltd.:
4.25%, 08/28/22 .................. GBP 396 503,909
4.88%, 08/28/25 .................. 1,050 1,263,709
Gamma Bidco SpA, 6.25%, 07/15/25 ...... EUR 3,272 3,797,894
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... USD 45,589 38,066,815
Greene King Finance plc, Series B2, (LIBOR
GBP 3 Month + 2.08%), 2.14%, 03/15/36
(a)
. GBP 100 92,905
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24 .................. USD 6,432 6,399,840
5.38%, 05/01/25
(b)
................. 10,562 11,029,897
5.13%, 05/01/26 .................. 26,290 27,059,508
5.75%, 05/01/28
(b)
................. 11,868 12,505,905
4.88%, 01/15/30 .................. 47,452 48,875,560
Hilton Worldwide Finance LLC:
4.63%, 04/01/25 .................. 966 975,660
4.88%, 04/01/27 .................. 4,937 5,015,622
International Game Technology plc:
3.50%, 07/15/24 .................. EUR 2,100 2,425,213
3.50%, 06/15/26 .................. 400 444,339
5.25%, 01/15/29
(b)
................. USD 575 581,469
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... 11,038 11,769,267
KFC Holding Co.
(b)
:
5.00%, 06/01/24 .................. 2,000 2,050,600
5.25%, 06/01/26 .................. 7,623 7,920,297
Las Vegas Sands Corp.:
2.90%, 06/25/25 .................. 2,276 2,273,114
3.50%, 08/18/26 .................. 2,312 2,342,889
3.90%, 08/08/29 .................. 4,781 4,780,102
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ...................... 1,952 2,004,157
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 571,500
MGM Resorts International:
7.75%, 03/15/22 .................. 29,981 31,601,473
6.00%, 03/15/23 .................. 20,120 20,872,589
5.75%, 06/15/25 .................. 744 780,307
NCL Corp. Ltd., 10.25%, 02/01/26
(b)
....... 9,259 9,646,721
Powdr Corp., 6.00%, 08/01/25
(b)
......... 16,789 17,166,752
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 7,560 8,457,623
9.13%, 06/15/23 .................. 11,493 12,182,580
11.50%, 06/01/25 ................. 14,495 16,815,009
Scientific Games International, Inc.:
8.63%, 07/01/25
(b)
................. 13,100 13,669,522
5.00%, 10/15/25
(b)
................. 9,833 9,882,165
3.38%, 02/15/26 .................. EUR 8,200 9,133,386
8.25%, 03/15/26
(b)
................. USD 25,663 26,794,482
7.00%, 05/15/28
(b)
................. 7,540 7,558,454
7.25%, 11/15/29
(b)
................. 4,781 4,852,715
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 10,911 11,336,093
Sisal Group SpA, 7.00%, 07/31/23 ....... EUR 688 813,959
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 56,514 60,116,767
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 10,413 9,579,960

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Hotels, Restaurants & Leisure (continued)
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 .................. GBP 1,764 $ 2,094,083
8.25%, 07/31/25 .................. 3,100 3,699,855
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... USD 11,406 12,104,618
Wagamama Finance plc, 4.13%, 07/01/22 ... GBP 2,800 3,341,573
Wyndham Destinations, Inc., 6.63%, 07/31/26
(b)
USD 11,413 11,956,373
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 13,123 12,729,310
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 7,671 7,134,030
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. 15,193 16,090,678
5.13%, 10/01/29 .................. 25,757 24,533,543
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................. 22,592 25,055,658
4.75%, 01/15/30
(b)
................. 10,447 11,282,760
3.63%, 03/15/31 .................. 4,589 4,589,000
5.35%, 11/01/43 .................. 718 757,490
1,156,328,108
Household Durables — 1.1%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
. 3,575 3,592,875
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 .................. 6,121 6,172,569
4.88%, 02/15/30 .................. 25,482 23,851,407
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
15,749 16,615,195
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 6,390 6,725,475
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 21,092 21,302,920
Lennar Corp.:
8.38%, 01/15/21 .................. 7,612 7,745,210
6.25%, 12/15/21 .................. 54 55,553
4.88%, 12/15/23 .................. 4,416 4,752,720
4.75%, 05/30/25 .................. 4,283 4,674,391
5.25%, 06/01/26 .................. 4,134 4,640,415
4.75%, 11/29/27 .................. 11,628 13,276,269
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. 7,685 7,896,337
4.63%, 03/01/30 .................. 14,421 14,602,705
MDC Holdings, Inc., 6.00%, 01/15/43 ...... 5,518 6,676,780
Meritage Homes Corp., 5.13%, 06/06/27 .... 2,751 3,046,732
Newell Brands, Inc., 4.88%, 06/01/25 ...... 9,423 10,165,061
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
30,340 32,680,428
PulteGroup, Inc.:
5.00%, 01/15/27 .................. 1,006 1,138,038
7.88%, 06/15/32 .................. 1,100 1,512,500
6.38%, 05/15/33 .................. 11,485 14,442,387
6.00%, 02/15/35 .................. 7,702 9,511,970
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 .................. 9,532 10,485,200
5.13%, 08/01/30 .................. 15,320 16,315,800
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 218 226,273
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 639 693,315
TRI Pointe Group, Inc.:
5.88%, 06/15/24 .................. 1,663 1,796,040
5.25%, 06/01/27 .................. 4,958 5,292,665
5.70%, 06/15/28 .................. 3,737 4,092,015
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 15,640 15,703,186
269,682,431
Household Products — 0.2%
Energizer Holdings, Inc.
(b)
:
6.38%, 07/15/26 .................. 5,333 5,734,042
7.75%, 01/15/27 .................. 2,628 2,871,090
4.75%, 06/15/28 .................. 11,547 11,949,990
Security Par (000) Value
Household Products (continued)
4.38%, 03/31/29 .................. USD 1,324 $ 1,337,240
Spectrum Brands, Inc.:
5.75%, 07/15/25 .................. 1,010 1,041,310
5.00%, 10/01/29
(b)
................. 6,057 6,284,137
5.50%, 07/15/30
(b)
................. 10,692 11,280,060
40,497,869
Independent Power and Renewable Electricity Producers — 0.9%
Calpine Corp.
(b)
:
5.25%, 06/01/26 .................. 12,100 12,570,448
4.50%, 02/15/28 .................. 38,139 39,059,675
5.13%, 03/15/28 .................. 80,911 83,742,885
4.63%, 02/01/29 .................. 38,543 38,470,732
5.00%, 02/01/31 .................. 37,109 37,825,204
Clearway Energy Operating LLC:
5.75%, 10/15/25 .................. 10,270 10,783,500
4.75%, 03/15/28
(b)
................. 11,597 11,973,903
234,426,347
Industrial Conglomerates — 0.1%
General Electric Co.:
4.25%, 05/01/40 .................. 8,425 8,547,665
4.35%, 05/01/50 .................. 6,695 6,826,294
15,373,959
Insurance — 1.1%
Achmea BV, (EURIBOR Swap Rate 5 Year +
4.78%), 4.62%
(a)(j)
................ EUR 2,800 3,257,057
Acrisure LLC, 8.13%, 02/15/24
(b)
......... USD 2,020 2,115,950
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(b)
..................... 87,461 91,757,084
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 23,856 25,525,920
Ardonagh Midco 2 plc, 11.50%, 01/15/27
(b)
.. 5,972 6,031,720
Assicurazioni Generali SpA, (EURIBOR 3
Month + 4.50%), 4.60%
(a)(j)
........... EUR 900 1,125,112
ELM BV for Swiss Re Ltd., 3.25%, 06/13/24
(m)
USD 1,000 1,040,640
Galaxy Bidco Ltd., 6.50%, 07/31/26 ....... GBP 1,984 2,607,415
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 13,165 13,889,075
HUB International Ltd., 7.00%, 05/01/26
(b)
... 67,197 69,632,891
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.62%
(a)(j)
................ GBP 1,925 2,540,806
NFP Corp.
(b)
:
7.00%, 05/15/25 .................. USD 5,646 5,984,760
6.88%, 08/15/28 .................. 44,381 44,930,215
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
..................... EUR 1,000 1,175,782
Unipol Gruppo SpA, 3.25%, 09/23/30 ...... 2,625 3,109,634
Willis North America, Inc., 2.95%, 09/15/29 .. USD 1,190 1,282,319
276,006,380
Interactive Media & Services — 0.1%
(b)
Rackspace Technology Global, Inc., 8.63%,
11/15/24 ...................... 17,307 18,123,890
Twitter, Inc., 3.88%, 12/15/27 ........... 4,852 4,985,430
23,109,320
Internet & Direct Marketing Retail — 0.5%
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 17,407 17,232,930
Expedia Group, Inc.
(b)
:
6.25%, 05/01/25 .................. 37,743 41,627,092
4.63%, 08/01/27 .................. 15,680 16,476,160
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
..................... 7,055 7,341,221
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 .................. 16,511 17,006,330
4.13%, 08/01/30 .................. 11,975 12,113,431

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
60
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Internet & Direct Marketing Retail (continued)
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 1,000 $ 1,232,284
113,029,448
IT Services — 1.4%
Banff Merger Sub, Inc.:
8.38%, 09/01/26 .................. EUR 1,247 1,483,976
9.75%, 09/01/26
(b)
................. USD 75,956 80,293,088
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
25,056 25,322,220
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
. 29,489 30,271,933
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 .................. 11,893 11,893,000
5.63%, 09/15/28 .................. 12,436 12,618,809
Gartner, Inc.
(b)
:
4.50%, 07/01/28 .................. 20,761 21,825,001
3.75%, 10/01/30 .................. 30,898 31,254,872
KBR, Inc., 4.75%, 09/30/28
(b)
........... 13,182 13,264,388
Northwest Fiber LLC, 10.75%, 06/01/28
(b)
... 6,083 6,630,470
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 13,056 13,186,560
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ 11,711 11,890,061
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 .................. 20,268 21,230,730
6.75%, 06/01/25 .................. 66,720 68,095,099
United Group BV:
4.88%, 07/01/24 .................. EUR 1,796 2,126,777
(EURIBOR 3 Month + 3.25%), 3.25%,
02/15/26
(a)
.................... 721 796,966
3.63%, 02/15/28 .................. 1,104 1,214,651
WEX, Inc., 4.75%, 02/01/23
(b)
.......... USD 7,640 7,649,550
361,048,151
Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................. 41,448 43,727,640
5.88%, 12/15/27
(b)
................. 10,302 11,087,527
6.20%, 10/01/40 .................. 1,322 1,280,952
5.45%, 11/01/41 .................. 6,903 6,455,099
62,551,218
Life Sciences Tools & Services — 0.4%
Avantor, Inc.:
4.75%, 10/01/24 .................. EUR 1,237 1,499,211
6.00%, 10/01/24
(b)
................. USD 71,685 74,910,825
Charles River Laboratories International, Inc.
(b)
:
5.50%, 04/01/26 .................. 13,662 14,379,255
4.25%, 05/01/28 .................. 10,990 11,533,895
102,323,186
Machinery — 1.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 12,691 13,500,940
Clark Equipment Co., 5.88%, 06/01/25
(b)
.... 17,196 17,819,355
Colfax Corp.
(b)
:
6.00%, 02/15/24 .................. 14,566 15,094,017
6.38%, 02/15/26 .................. 13,344 14,144,640
EnPro Industries, Inc., 5.75%, 10/15/26 .... 6,448 6,802,640
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 11,995 12,144,937
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(b)(i)
........... 13,775 14,009,845
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
7,959 8,217,668
Navistar International Corp.
(b)
:
9.50%, 05/01/25 .................. 4,413 4,972,436
6.63%, 11/01/25 .................. 14,062 14,378,395
Novafives SAS, 5.00%, 06/15/25 ........ EUR 1,660 1,405,205
Platin 1426 GmbH, 5.38%, 06/15/23 ...... 723 796,820
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... USD 27,588 27,967,335
Rebecca Bidco GmbH, 5.75%, 07/15/25 .... EUR 2,323 2,731,772
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 7,007 7,497,490
Terex Corp., 5.63%, 02/01/25
(b)
......... 4,154 4,164,385
Security Par (000) Value
Machinery (continued)
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... USD 30,438 $ 30,285,810
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
... 13,100 13,845,063
Vertical Midco GmbH, 4.38%, 07/15/27 .... EUR 2,069 2,463,399
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
.. USD 59,862 62,212,481
Wabash National Corp., 5.50%, 10/01/25
(b)
.. 14,911 14,911,000
289,365,633
Marine — 0.0%
CMA CGM SA, 6.50%, 07/15/22 ......... EUR 1,800 2,086,183
Media — 5.3%
Altice Financing SA:
2.25%, 01/15/25 .................. 2,351 2,637,628
7.50%, 05/15/26
(b)
................. USD 66,514 70,407,064
3.00%, 01/15/28 .................. EUR 1,649 1,791,894
5.00%, 01/15/28
(b)
................. USD 21,472 20,854,680
Altice Finco SA, 4.75%, 01/15/28 ........ EUR 2,400 2,546,561
AMC Networks, Inc., 4.75%, 08/01/25 ..... USD 6,612 6,834,791
Block Communications, Inc., 4.88%, 03/01/28
(b)
6,846 6,982,920
Century Communications Corp. Escrow, 0.00%,
03/15/13
(d)(e)(k)
................... 625 —
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 26,062 26,656,214
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 .................. 25,306 24,531,636
5.13%, 08/15/27
(b)
................. 85,782 82,372,166
CSC Holdings LLC:
5.25%, 06/01/24 .................. 15,856 17,005,560
5.50%, 05/15/26
(b)
................. 8,096 8,419,840
5.38%, 02/01/28
(b)
................. 10,356 10,938,525
6.50%, 02/01/29
(b)
................. 14,034 15,560,197
5.75%, 01/15/30
(b)
................. 20,143 21,401,937
4.13%, 12/01/30
(b)
................. 35,094 35,769,560
4.63%, 12/01/30
(b)
................. 115,519 116,385,393
3.38%, 02/15/31
(b)
................. 27,297 26,430,320
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
15,649 11,071,668
DISH DBS Corp.:
6.75%, 06/01/21 .................. 23,677 24,268,925
5.88%, 07/15/22 .................. 56,935 59,212,400
5.00%, 03/15/23 .................. 50,252 51,257,040
5.88%, 11/15/24 .................. 26,788 27,471,094
7.75%, 07/01/26 .................. 31,474 34,601,257
DISH Network Corp.
(m)
:
2.38%, 03/15/24 .................. 17,298 15,567,331
3.38%, 08/15/26 .................. 24,335 22,339,446
Entercom Media Corp., 6.50%, 05/01/27
(b)
... 12,966 11,280,420
GCI LLC
(b)
:
6.63%, 06/15/24 .................. 10,042 10,771,049
4.75%, 10/15/28 .................. 6,216 6,293,762
Informa plc, 2.13%, 10/06/25 ........... EUR 1,727 2,020,103
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... USD 35,950 37,567,750
Liberty Broadband Corp., 2.75%, 09/30/50
(b)(m)
50,498 54,322,141
Meredith Corp., 6.88%, 02/01/26 ........ 3,766 3,144,610
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 8,651 8,888,903
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
13,418 13,082,550
PFD ADELPHIA, Series B, 10.50%, 07/15/04
(d)
(e)(k)
......................... 800 —
Quebecor Media, Inc., 5.75%, 01/15/23 .... 1,537 1,648,433
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. 44,256 44,246,706
6.50%, 09/15/28 .................. 71,977 73,759,331
SES SA
(a)(j)
:
(EUR Swap Annual 5 Year + 4.66%), 4.62% EUR 300 355,692
(EUR Swap Annual 5 Year + 5.40%), 5.62% 3,400 4,210,442

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Media (continued)
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 .................. USD 3,230 $ 3,341,031
5.38%, 07/15/26 .................. 4,435 4,615,504
5.00%, 08/01/27 .................. 25,176 26,245,980
5.50%, 07/01/29 .................. 18,333 19,662,143
4.13%, 07/01/30 .................. 26,870 27,373,813
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 1,982 2,149,854
Summer BC Holdco B SARL, 5.75%, 10/31/26 5,500 6,320,795
Summer BidCo BV
(i)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ..................... 1,165 1,319,857
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(h)
.................... 1,582 1,792,397
TEGNA, Inc.
(b)
:
5.50%, 09/15/24 .................. USD 2,361 2,404,489
4.63%, 03/15/28 .................. 446 436,099
Tele Columbus AG, 3.88%, 05/02/25 ...... EUR 3,473 3,876,418
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 17,200 18,060,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 35,840 36,108,800
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 8,403 7,961,842
6.63%, 06/01/27 .................. 35,303 34,464,554
UPC Holding BV, 3.88%, 06/15/29 ....... EUR 100 113,562
UPCB Finance VII Ltd., 3.63%, 06/15/29 .... 2,854 3,346,172
Videotron Ltd., 5.13%, 04/15/27
(b)
........ USD 869 914,188
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................. GBP 1,527 1,984,945
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 45,818 45,703,455
VZ Vendor Financing BV, 2.50%, 01/31/24 .. EUR 2,962 3,403,341
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 .................. USD 3,625 3,747,344
5.13%, 02/28/30 .................. 14,336 14,512,333
Ziggo BV:
4.25%, 01/15/27 .................. EUR 3,081 3,750,124
5.50%, 01/15/27
(b)
................. USD 26,909 28,187,178
2.88%, 01/15/30 .................. EUR 1,018 1,163,715
4.88%, 01/15/30
(b)
................. USD 3,994 4,133,790
1,322,001,662
Metals & Mining — 2.4%
ArcelorMittal SA, 4.25%, 07/16/29 ........ 654 688,214
Arconic Corp.
(b)
:
6.00%, 05/15/25 .................. 22,808 24,357,233
6.13%, 02/15/28 .................. 8,216 8,436,805
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 55,341 55,958,052
Constellium SE
(b)
:
5.75%, 05/15/24 .................. 28,610 29,110,675
6.63%, 03/01/25 .................. 23,173 23,708,876
5.88%, 02/15/26 .................. 33,879 34,761,209
5.63%, 06/15/28 .................. 18,362 18,742,093
Freeport-McMoRan, Inc.:
4.55%, 11/14/24 .................. 18,140 19,496,509
4.38%, 08/01/28 .................. 29,647 30,653,664
4.63%, 08/01/30 .................. 34,179 35,937,510
5.40%, 11/14/34 .................. 6,466 7,153,012
5.45%, 03/15/43 .................. 103,178 114,401,703
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 10,196 10,731,290
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 .................. 6,715 6,921,755
4.63%, 03/01/28 .................. 5,166 4,817,295
New Gold, Inc.
(b)
:
6.38%, 05/15/25 .................. 12,300 12,699,750
7.50%, 07/15/27 .................. 25,741 27,414,165
Security Par (000) Value
Metals & Mining (continued)
Novelis Corp.
(b)
:
5.88%, 09/30/26 .................. USD 39,726 $ 40,818,465
4.75%, 01/30/30 .................. 38,886 38,194,607
thyssenkrupp AG:
1.88%, 03/06/23 .................. EUR 1,147 1,254,699
2.88%, 02/22/24 .................. 9,272 10,194,239
2.50%, 02/25/25 .................. 200 215,154
United States Steel Corp., 12.00%, 06/01/25
(b)
USD 32,865 34,984,464
591,651,438
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21 3,256 3,223,440
Multiline Retail — 0.4%
B&M European Value Retail SA, 3.63%,
07/15/25 ...................... GBP 1,213 1,592,586
Macy's, Inc., 8.38%, 06/15/25
(b)
......... USD 40,427 41,798,688
Marks & Spencer plc, 4.50%, 07/10/27
(l)
.... GBP 3,400 4,347,530
Nordstrom, Inc., 8.75%, 05/15/25
(b)
....... USD 48,699 53,366,987
101,105,791
Oil, Gas & Consumable Fuels — 9.2%
Apache Corp.:
4.88%, 11/15/27 .................. 13,789 13,030,605
5.10%, 09/01/40 .................. 2,125 1,903,203
5.25%, 02/01/42 .................. 2,180 1,951,100
4.75%, 04/15/43 .................. 17,226 15,320,374
4.25%, 01/15/44 .................. 1,654 1,405,900
5.35%, 07/01/49 .................. 5,923 5,227,047
Ascent Resources Utica Holdings LLC, 10.00%,
04/01/22
(b)
..................... 73,066 71,970,010
Baytex Energy Corp., 8.75%, 04/01/27
(b)
.... 15,350 6,926,687
BP Capital Markets plc
(a)(j)
:
(EUR Swap Annual 5 Year + 3.88%), 3.25% EUR 1,100 1,324,344
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25% .... GBP 1,475 1,993,671
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. USD 1,622 1,540,900
3.95%, 12/01/26 .................. 2,631 2,451,566
4.50%, 03/01/28
(b)
................. 6,121 5,899,114
5.85%, 11/15/43 .................. 5,841 5,410,781
5.60%, 10/15/44 .................. 8,956 7,943,658
Callon Petroleum Co.:
6.25%, 04/15/23 .................. 15,656 5,009,920
6.13%, 10/01/24 .................. 11,650 3,320,250
8.25%, 07/15/25 .................. 15,782 4,261,140
6.38%, 07/01/26 .................. 12,657 3,100,965
Cenovus Energy, Inc.:
3.00%, 08/15/22 .................. 5,595 5,453,830
3.80%, 09/15/23 .................. 3,180 3,071,844
5.38%, 07/15/25 .................. 40,130 38,622,604
5.40%, 06/15/47 .................. 2,330 1,968,495
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 9,314 3,795,455
Cheniere Energy Partners LP:
5.25%, 10/01/25 .................. 868 887,964
5.63%, 10/01/26 .................. 5,046 5,247,840
4.50%, 10/01/29 .................. 33,234 34,090,440
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
... 94,301 96,776,401
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
.. 18,761 18,503,036
CNX Resources Corp., 7.25%, 03/14/27
(b)
... 21,053 21,474,060
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................. 21,993 20,673,420
9.75%, 08/15/26 .................. 35,968 36,912,271
Continental Resources, Inc.:
5.00%, 09/15/22 .................. 19,349 19,205,430
4.50%, 04/15/23 .................. 11,793 11,238,729
4.90%, 06/01/44 .................. 16,264 12,249,557

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
62
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Crestwood Midstream Partners LP:
6.25%, 04/01/23
(l)
................. USD 7,097 $ 6,938,098
5.63%, 05/01/27
(b)
................. 10,081 9,005,055
CrownRock LP, 5.63%, 10/15/25
(b)
....... 56,203 52,971,327
CVR Energy, Inc.
(b)
:
5.25%, 02/15/25 .................. 12,037 10,472,190
5.75%, 02/15/28 .................. 4,096 3,481,600
DCP Midstream Operating LP:
5.38%, 07/15/25 .................. 12,978 13,381,356
5.63%, 07/15/27 .................. 11,961 12,236,103
5.13%, 05/15/29 .................. 9,524 9,381,140
6.45%, 11/03/36
(b)
................. 14,865 14,244,832
6.75%, 09/15/37
(b)
................. 13,525 12,984,000
Diamondback Energy, Inc.:
4.75%, 05/31/25 .................. 8,675 9,358,051
3.50%, 12/01/29 .................. 19,697 19,094,756
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. 12,619 12,966,023
5.50%, 01/30/26 .................. 38,367 38,079,247
5.75%, 01/30/28 .................. 23,826 23,945,130
Energy Transfer Operating LP:
4.95%, 06/15/28 .................. 4,300 4,556,366
5.25%, 04/15/29 .................. 4,400 4,723,871
3.75%, 05/15/30 .................. 6,590 6,382,464
6.50%, 02/01/42 .................. 16,965 17,770,272
6.00%, 06/15/48 .................. 8,533 8,582,398
5.00%, 05/15/50 .................. 25,437 23,552,305
EnLink Midstream LLC, 5.38%, 06/01/29 ... 502 406,620
EnLink Midstream Partners LP:
4.40%, 04/01/24 .................. 14,993 13,493,700
4.15%, 06/01/25 .................. 377 324,608
4.85%, 07/15/26 .................. 1,948 1,685,234
5.60%, 04/01/44 .................. 7,271 4,671,618
5.05%, 04/01/45 .................. 1,306 829,310
EQM Midstream Partners LP:
4.00%, 08/01/24 .................. 5,000 4,893,675
6.00%, 07/01/25
(b)
................. 18,139 18,705,844
4.13%, 12/01/26 .................. 1,685 1,605,780
6.50%, 07/01/27
(b)
................. 22,620 23,977,652
5.50%, 07/15/28 .................. 9,013 9,076,542
EQT Corp.:
7.88%, 02/01/25
(l)
................. 3,000 3,325,350
3.90%, 10/01/27 .................. 21,853 20,118,418
8.75%, 02/01/30
(l)
................. 13,191 15,565,380
Extraction Oil & Gas, Inc.
(b)(d)(k)
:
7.38%, 05/15/24 .................. 25,017 6,254,250
5.63%, 02/01/26 .................. 22,123 5,530,750
Genesis Energy LP:
6.00%, 05/15/23 .................. 8,289 7,522,267
5.63%, 06/15/24 .................. 11,166 9,517,117
6.50%, 10/01/25 .................. 355 307,075
7.75%, 02/01/28 .................. 1,513 1,314,570
Great Western Petroleum LLC, 9.00%,
09/30/21
(b)
..................... 23,178 13,501,185
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 20,765 20,661,175
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 .................. 9,696 9,877,606
5.13%, 06/15/28 .................. 3,833 3,825,794
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
. 11,011 10,735,725
Indigo Natural Resources LLC, 6.88%,
02/15/26
(b)
..................... 26,988 26,266,881
Ithaca Energy North Sea plc, 9.38%, 07/15/24
(b)
3,275 3,045,750
Jagged Peak Energy LLC, 5.88%, 05/01/26 .. 2,000 1,990,000
Kinder Morgan Energy Partners LP:
4.70%, 11/01/42 .................. 19,570 21,150,693
5.00%, 03/01/43 .................. 7,000 7,799,687
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc., 5.55%, 06/01/45 ..... USD 6,120 $ 7,265,016
Matador Resources Co., 5.88%, 09/15/26 ... 30,913 25,841,722
MEG Energy Corp.
(b)
:
7.00%, 03/31/24 .................. 24,280 22,580,400
6.50%, 01/15/25 .................. 24,771 24,298,369
7.13%, 02/01/27 .................. 7,601 6,816,805
MPLX LP:
2.65%, 08/15/30 .................. 29,195 28,496,182
5.20%, 03/01/47 .................. 6,671 7,273,693
4.70%, 04/15/48 .................. 6,700 6,799,840
5.50%, 02/15/49 .................. 12,223 13,727,954
Murphy Oil Corp.:
5.75%, 08/15/25 .................. 6,527 5,693,992
6.37%, 12/01/42
(l)
................. 1,714 1,345,490
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
2,826 2,520,566
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
. 62,155 64,983,053
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 12,239 15,579,063
NuStar Logistics LP:
5.75%, 10/01/25 .................. 10,223 10,558,314
6.00%, 06/01/26 .................. 6,462 6,480,223
Occidental Petroleum Corp.:
2.70%, 08/15/22 .................. 25,343 23,679,739
2.70%, 02/15/23 .................. 4,509 4,125,735
2.90%, 08/15/24 .................. 17,550 14,889,947
3.20%, 08/15/26 .................. 1,221 968,406
3.00%, 02/15/27 .................. 400 313,698
7.20%, 03/15/29 .................. 5,695 5,182,450
4.30%, 08/15/39 .................. 27,765 19,245,587
6.20%, 03/15/40 .................. 35,022 29,019,229
4.50%, 07/15/44 .................. 16,520 11,822,125
4.63%, 06/15/45 .................. 39,559 28,581,377
6.60%, 03/15/46 .................. 3,328 2,866,240
4.40%, 04/15/46 .................. 30,470 21,640,099
4.10%, 02/15/47 .................. 4,297 2,900,905
4.20%, 03/15/48 .................. 21,725 14,935,938
4.40%, 08/15/49 .................. 14,073 9,852,577
Parkland Corp., 5.88%, 07/15/27
(b)
....... 11,300 11,879,125
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 .................. 9,784 9,759,540
5.25%, 08/15/25 .................. 6,084 6,023,160
5.63%, 10/15/27 .................. 1,691 1,682,545
4.13%, 02/15/28 .................. 20,804 19,555,760
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
... 44,783 45,903,471
PDC Energy, Inc.:
1.13%, 09/15/21
(m)
................ 10,294 9,762,282
6.13%, 09/15/24 .................. 9,909 9,438,323
6.25%, 12/01/25 .................. 2,220 2,064,600
5.75%, 05/15/26 .................. 18,264 16,959,037
Plains All American Pipeline LP:
3.55%, 12/15/29 .................. 13,064 12,626,060
3.80%, 09/15/30 .................. 12,255 11,883,454
6.65%, 01/15/37 .................. 8,186 8,957,396
5.15%, 06/01/42 .................. 3,791 3,577,988
4.30%, 01/31/43 .................. 3,350 2,838,906
4.90%, 02/15/45 .................. 6,605 6,028,017
QEP Resources, Inc.:
5.38%, 10/01/22 .................. 19,076 15,642,320
5.25%, 05/01/23 .................. 29,410 21,395,775
5.63%, 03/01/26 .................. 11,441 6,492,768
Range Resources Corp.:
5.88%, 07/01/22 .................. 1,521 1,475,370
5.00%, 08/15/22 .................. 24,638 23,768,279
5.00%, 03/15/23 .................. 12,930 12,283,500
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 15,781 15,899,358
Repsol International Finance BV
(a)(j)
:
(EUR Swap Annual 5 Year + 4.00%), 3.75% EUR 1,250 1,472,943

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(EUR Swap Annual 5 Year + 4.41%), 4.25% EUR 825 $ 984,199
Sabine Pass Liquefaction LLC, 4.50%,
05/15/30
(b)
..................... USD 25,015 28,178,186
SM Energy Co.:
6.13%, 11/15/22 .................. 2,667 2,074,846
10.00%, 01/15/25
(b)
................ 43,494 41,319,300
Southwestern Energy Co.:
4.10%, 03/15/22 .................. 18,800 18,565,000
7.50%, 04/01/26 .................. 2,357 2,303,968
8.38%, 09/15/28 .................. 6,835 6,716,139
Sunoco Logistics Partners Operations LP:
4.00%, 10/01/27 .................. 15,655 15,997,759
5.30%, 04/01/44 .................. 9,500 8,851,050
5.40%, 10/01/47 .................. 11,828 11,167,606
Sunoco LP:
4.88%, 01/15/23 .................. 4,626 4,649,130
5.50%, 02/15/26 .................. 1,578 1,576,027
6.00%, 04/15/27 .................. 637 654,518
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 .................. 4,987 4,687,780
7.50%, 10/01/25 .................. 9,745 9,784,467
Targa Resources Partners LP:
4.25%, 11/15/23 .................. 6,631 6,564,690
5.13%, 02/01/25 .................. 4,963 4,950,593
5.88%, 04/15/26 .................. 12,267 12,594,529
5.38%, 02/01/27 .................. 1,247 1,254,008
6.50%, 07/15/27 .................. 11,294 11,773,995
5.00%, 01/15/28 .................. 18,580 18,115,500
6.88%, 01/15/29 .................. 14,223 15,214,343
5.50%, 03/01/30
(b)
................. 21,171 21,193,230
4.88%, 02/01/31
(b)
................. 20,789 20,132,587
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 .................. 13,671 14,011,134
5.00%, 01/31/28 .................. 138 151,065
4.75%, 01/15/30 .................. 16,093 17,018,348
UGI International LLC, 3.25%, 11/01/25 .... EUR 1,700 2,012,897
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. USD 12,031 11,850,535
Western Midstream Operating LP:
4.00%, 07/01/22 .................. 2,523 2,537,949
4.10%, 02/01/25
(l)
................. 4,568 4,351,020
3.95%, 06/01/25 .................. 11,043 10,378,211
4.65%, 07/01/26 .................. 7,758 7,544,655
4.75%, 08/15/28 .................. 3,963 3,810,345
5.05%, 02/01/30
(l)
................. 5,026 4,891,630
5.45%, 04/01/44 .................. 22,222 18,999,810
5.30%, 03/01/48 .................. 27,114 21,826,770
5.50%, 08/15/48 .................. 3,840 3,168,000
6.25%, 02/01/50
(l)
................. 27,548 25,516,335
Williams Cos., Inc. (The):
5.80%, 11/15/43 .................. 19,570 22,951,864
5.10%, 09/15/45 .................. 5,485 6,151,142
WPX Energy, Inc.:
8.25%, 08/01/23 .................. 8,856 10,007,280
5.75%, 06/01/26 .................. 7,872 8,147,520
5.25%, 10/15/27 .................. 8,464 8,590,960
5.88%, 06/15/28 .................. 12,214 12,763,630
4.50%, 01/15/30 .................. 21,418 21,056,785
2,296,945,497
Paper & Forest Products — 0.1%
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 9,465 10,174,875
Norbord, Inc., 6.25%, 04/15/23
(b)
......... 9,325 9,977,750
WEPA Hygieneprodukte GmbH, (EURIBOR 3
Month + 2.88%), 2.88%, 12/15/26
(a)
..... EUR 837 958,128
21,110,753
Security Par (000) Value
Personal Products — 0.1%
Coty, Inc.:
4.00%, 04/15/23 .................. EUR 2,900 $ 2,839,087
4.75%, 04/15/26 .................. 1,700 1,543,547
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
USD 11,708 12,319,509
16,702,143
Pharmaceuticals — 2.0%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 9,296 10,225,600
8.50%, 01/31/27 .................. 55,971 61,498,136
Bausch Health Cos., Inc.:
5.50%, 03/01/23
(b)
................. 1,847 1,840,074
4.50%, 05/15/23 .................. EUR 22,371 25,983,954
5.88%, 05/15/23
(b)
................. USD 489 486,555
6.13%, 04/15/25
(b)
................. 28,644 29,324,295
5.50%, 11/01/25
(b)
................. 15,833 16,248,616
9.00%, 12/15/25
(b)
................. 31,897 34,697,557
5.75%, 08/15/27
(b)
................. 18,173 19,286,096
7.00%, 01/15/28
(b)
................. 24,811 26,299,660
5.00%, 01/30/28
(b)
................. 8,674 8,424,622
6.25%, 02/15/29
(b)
................. 41,363 42,544,327
7.25%, 05/30/29
(b)
................. 21,116 22,752,490
5.25%, 01/30/30
(b)
................. 12,350 12,164,750
Catalent Pharma Solutions, Inc.:
4.88%, 01/15/26
(b)
................. 16,224 16,548,480
5.00%, 07/15/27
(b)
................. 15,139 15,744,560
2.38%, 03/01/28 .................. EUR 6,615 7,445,527
Cheplapharm Arzneimittel GmbH, 3.50%,
02/11/27 ...................... 2,430 2,742,214
Diocle Spa, (EURIBOR 3 Month + 3.88%),
3.87%, 06/30/26
(a)
................ 810 932,833
Elanco Animal Health, Inc., 5.90%, 08/28/28
(l)
. USD 5,904 6,819,120
Endo DAC
(b)
:
9.50%, 07/31/27 .................. 13,660 14,274,700
6.00%, 06/30/28 .................. 8,414 6,184,290
Nidda BondCo GmbH:
5.00%, 09/30/25 .................. EUR 2,300 2,615,304
7.25%, 09/30/25 .................. 2,899 3,449,917
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 .................. 3,731 4,237,583
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. USD 81,396 85,276,961
Rossini SARL, 6.75%, 10/30/25 ......... EUR 1,952 2,404,198
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 .................. 3,600 4,322,384
4.50%, 03/01/25 .................. 1,600 1,824,332
1.88%, 03/31/27 .................. 600 590,255
1.63%, 10/15/28 .................. 500 462,202
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. USD 10,000 8,822,100
496,473,692
Professional Services — 0.5%
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 5,000 5,020,600
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 .................. 17,134 18,402,773
10.25%, 02/15/27 ................. 20,604 23,282,520
Intertrust Group BV, 3.38%, 11/15/25 ...... EUR 4,373 5,216,233
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 .................. USD 31,213 32,149,390
5.00%, 06/15/28 .................. 34,002 35,489,588
119,561,104
Real Estate Management & Development — 0.4%
ADLER Real Estate AG:
1.50%, 04/17/22 .................. EUR 1,400 1,592,187
2.13%, 02/06/24 .................. 500 562,776
3.00%, 04/27/26 .................. 1,700 1,953,302

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
64
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Real Estate Management & Development (continued)
ADO Properties SA, 3.25%, 08/05/25 ...... EUR 2,800 $ 3,308,703
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.38%
(a)(j)
................ 2,100 2,449,834
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(j)
................ 1,700 1,733,886
Consus Real Estate AG, 9.63%, 05/15/24 ... 2,441 3,042,425
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ USD 22,559 23,419,626
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................. EUR 1,600 1,724,158
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 8,725 8,720,638
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 1,897 1,911,228
Heimstaden Bostad AB, (EUR Swap Annual 5
Year + 3.67%), 3.25%
(a)(j)
............ EUR 925 1,084,516
Howard Hughes Corp. (The)
(b)
:
5.38%, 03/15/25 .................. USD 3,747 3,807,327
5.38%, 08/01/28 .................. 22,025 22,013,767
Peach Property Finance GmbH, 3.50%,
02/15/23 ...................... EUR 1,163 1,353,769
Realogy Group LLC, 7.63%, 06/15/25
(b)
.... USD 8,964 9,389,790
Summit Properties Ltd., 2.00%, 01/31/25 ... EUR 1,440 1,588,004
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(l)
................ GBP 3,266 3,984,975
93,640,911
Road & Rail — 0.5%
Ashtead Capital, Inc.
(b)
:
5.25%, 08/01/26 .................. USD 1,100 1,159,125
4.00%, 05/01/28 .................. 6,915 7,174,313
Loxam SAS:
3.50%, 05/03/23 .................. EUR 2,100 2,400,591
4.25%, 04/15/24 .................. 1,100 1,257,303
3.25%, 01/14/25 .................. 1,631 1,806,288
3.75%, 07/15/26 .................. 1,202 1,342,344
Rubis Terminal Infra SAS, 5.63%, 05/15/25 .. 2,843 3,436,607
Uber Technologies, Inc.
(b)
:
7.50%, 11/01/23 .................. USD 13,698 14,269,207
7.50%, 05/15/25 .................. 44,543 47,464,575
8.00%, 11/01/26 .................. 11,699 12,468,677
7.50%, 09/15/27 .................. 28,057 30,020,990
6.25%, 01/15/28 .................. 14,188 14,573,914
137,373,934
Semiconductors & Semiconductor Equipment — 1.1%
ams AG, 6.00%, 07/31/25 ............. EUR 5,513 6,817,929
Broadcom, Inc.:
5.00%, 04/15/30 .................. USD 75,724 89,323,824
4.30%, 11/15/32 .................. 32,690 37,344,761
Entegris, Inc.
(b)
:
4.63%, 02/10/26 .................. 7,360 7,525,600
4.38%, 04/15/28 .................. 12,192 12,527,280
Infineon Technologies AG, (EUR Swap Annual 5
Year + 3.39%), 2.88%
(a)(j)
............ EUR 2,000 2,327,313
Microchip Technology, Inc., 4.25%, 09/01/25
(b)
USD 59,000 61,215,969
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 22,231 22,543,902
Qorvo, Inc.:
5.50%, 07/15/26 .................. 157 166,508
3.38%, 04/01/31
(b)
................. 24,964 25,369,665
Sensata Technologies UK Financing Co. plc,
6.25%, 02/15/26
(b)
................ 5,060 5,300,350
270,463,101
Software — 3.3%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 38,263 40,408,024
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................. 42,124 42,996,671
Security Par (000) Value
Software (continued)
Boxer Parent Co., Inc.:
6.50%, 10/02/25 .................. EUR 5,621 $ 6,795,433
7.13%, 10/02/25
(b)
................. USD 31,158 33,278,613
9.13%, 03/01/26
(b)
................. 42,315 44,853,900
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. 33,509 34,011,635
4.25%, 01/31/26 .................. 37,979 38,667,369
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 31,708 32,342,160
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 16,748 15,973,405
CDK Global, Inc.:
4.88%, 06/01/27 .................. 23,914 25,169,485
5.25%, 05/15/29
(b)
................. 2,926 3,116,190
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 68,086 69,059,630
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 5,403 5,571,844
Genesys Telecommunications Laboratories,
Inc., 10.00%, 11/30/24
(b)
............ 61,026 64,626,534
Nuance Communications, Inc., 5.63%, 12/15/26 6,349 6,698,195
Open Text Corp., 3.88%, 02/15/28
(b)
...... 28,327 28,654,460
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 19,368 19,918,826
PTC, Inc.
(b)
:
3.63%, 02/15/25 .................. 14,651 14,870,765
4.00%, 02/15/28 .................. 7,643 7,855,666
Solera LLC, 10.50%, 03/01/24
(b)
......... 120,694 126,125,230
Sophia LP, 9.00%, 09/30/23
(b)
.......... 18,579 18,590,147
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 86,317 91,730,802
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 40,430 41,693,438
813,008,422
Specialty Retail — 1.2%
Asbury Automotive Group, Inc.
(b)
:
4.50%, 03/01/28 .................. 7,004 7,047,775
4.75%, 03/01/30 .................. 4,457 4,490,427
Douglas GmbH, 6.25%, 07/15/22 ........ EUR 500 536,396
Dufry One BV:
2.50%, 10/15/24 .................. 1,000 1,012,223
2.00%, 02/15/27 .................. 2,943 2,866,520
eG Global Finance plc:
4.38%, 02/07/25 .................. 817 905,208
6.75%, 02/07/25
(b)
................. USD 11,810 12,090,487
6.25%, 10/30/25 .................. EUR 6,309 7,363,701
8.50%, 10/30/25
(b)
................. USD 12,676 13,341,490
Gap, Inc. (The), 8.88%, 05/15/27
(b)
....... 10,060 11,443,250
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 11,337 11,138,602
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
9,662 9,504,993
L Brands, Inc.:
6.88%, 07/01/25
(b)
................. 27,372 29,561,760
6.63%, 10/01/30
(b)
................. 10,188 10,366,290
6.88%, 11/01/35 .................. 18,575 18,302,040
6.75%, 07/01/36 .................. 3,311 3,244,780
Matalan Finance plc, 6.75%, 01/31/23 ..... GBP 100 85,163
Michaels Stores, Inc., 4.75%, 10/01/27
(b)
.... USD 11,136 11,038,560
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 6,154 6,554,010
Penske Automotive Group, Inc.:
3.50%, 09/01/25 .................. 16,036 15,970,653
5.50%, 05/15/26 .................. 2,732 2,818,277
PetSmart, Inc.
(b)
:
7.13%, 03/15/23 .................. 22,628 22,825,995
5.88%, 06/01/25 .................. 24,437 25,013,713
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 23,306 23,713,855
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
... 26,477 28,264,198
Staples, Inc., 7.50%, 04/15/26
(b)
......... 24,814 22,932,106
Tendam Brands SAU:
5.00%, 09/15/24 .................. EUR 546 524,809

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Specialty Retail (continued)
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... EUR 364 $ 346,163
303,303,444
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC, 7.13%, 06/15/24
(b)
... USD 1,181 1,228,464
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
.... 8,326 8,783,930
Hurricane Finance plc, 8.00%, 10/15/25 .... GBP 1,512 2,033,147
NCR Corp.
(b)
:
8.13%, 04/15/25 .................. USD 5,816 6,428,134
5.75%, 09/01/27 .................. 4,998 5,225,359
5.00%, 10/01/28 .................. 7,692 7,698,154
6.13%, 09/01/29 .................. 9,012 9,542,987
5.25%, 10/01/30 .................. 6,891 6,891,000
Seagate HDD Cayman, 4.13%, 01/15/31
(b)
.. 5,100 5,503,880
Xerox Corp., 4.80%, 03/01/35 .......... 11,712 11,184,960
64,520,015
Textiles, Apparel & Luxury Goods — 0.2%
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(m)
................ EUR 2,700 1,385,748
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
..... USD 7,966 8,404,130
Levi Strauss & Co., 5.00%, 05/01/25 ...... 16,277 16,653,406
William Carter Co. (The)
(b)
:
5.50%, 05/15/25 .................. 4,554 4,770,315
5.63%, 03/15/27 .................. 2,686 2,803,512
Wolverine World Wide, Inc., 6.38%, 05/15/25
(b)
4,722 4,981,710
38,998,821
Thrifts & Mortgage Finance — 0.3%
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 700 828,802
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
..................... USD 28,171 29,430,244
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
..................... 18,966 16,405,590
MGIC Investment Corp., 5.25%, 08/15/28 ... 13,726 14,157,340
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 .................. 9,048 9,223,169
5.50%, 08/15/28 .................. 16,070 16,049,913
86,095,058
Trading Companies & Distributors — 0.9%
Fortress Transportation and Infrastructure
Investors LLC, 9.75%, 08/01/27
(b)
...... 3,399 3,639,054
HD Supply, Inc., 5.38%, 10/15/26
(b)
....... 84,085 87,956,273
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 19,055 19,715,256
United Rentals North America, Inc.:
4.63%, 10/15/25 .................. 4,491 4,592,048
5.88%, 09/15/26 .................. 3,504 3,692,340
3.88%, 11/15/27 .................. 4,010 4,130,300
4.88%, 01/15/28 .................. 1,500 1,575,000
5.25%, 01/15/30 .................. 2,941 3,209,366
4.00%, 07/15/30 .................. 10,444 10,705,100
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 .................. 42,265 46,039,265
7.25%, 06/15/28 .................. 40,673 44,564,389
229,818,391
Transportation Infrastructure — 0.0%
Autostrade per l'Italia SpA:
6.25%, 06/09/22 .................. GBP 600 815,674
5.88%, 06/09/24 .................. EUR 3,600 4,685,110
4.38%, 09/16/25 .................. 500 635,632
1.88%, 11/04/25 .................. 700 786,769
1.75%, 06/26/26 .................. 500 553,087
1.75%, 02/01/27 .................. 1,700 1,867,097
9,343,369
Security Par (000) Value
Wireless Telecommunication Services — 1.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... USD 127,925 $ 128,327,964
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
..................... 1,133 1,211,177
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 3,334 3,544,575
Matterhorn Telecom SA:
2.63%, 09/15/24 .................. EUR 300 342,203
4.00%, 11/15/27 .................. 3,940 4,550,161
PPF Telecom Group BV, 3.25%, 09/29/27 ... 2,775 3,237,606
SoftBank Group Corp.:
4.00%, 04/20/23 .................. 5,441 6,589,817
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(j)
........................... USD 4,600 4,232,000
4.75%, 09/19/24 .................. 3,300 3,341,250
4.50%, 04/20/25 .................. EUR 1,400 1,720,711
4.75%, 07/30/25 .................. 1,409 1,759,361
3.13%, 09/19/25 .................. 3,200 3,717,653
5.00%, 04/15/28 .................. 2,896 3,592,764
4.00%, 09/19/29 .................. 2,900 3,398,895
Sprint Corp.:
7.88%, 09/15/23 .................. USD 31,776 36,502,680
7.13%, 06/15/24 .................. 23,813 27,399,476
7.63%, 02/15/25 .................. 13,186 15,427,620
7.63%, 03/01/26 .................. 35,073 42,381,687
Telefonica Europe BV
(a)(j)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 100 128,911
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... 4,600 5,929,933
(EUR Swap Annual 6 Year + 4.11%), 4.37% 4,000 4,938,172
(EUR Swap Annual 8 Year + 2.97%), 3.87% 3,500 4,188,946
T-Mobile USA, Inc.:
6.00%, 04/15/24 .................. USD 1,489 1,520,180
5.13%, 04/15/25 .................. 866 884,939
6.50%, 01/15/26 .................. 3,360 3,511,200
4.50%, 02/01/26 .................. 10,809 11,137,594
4.75%, 02/01/28 .................. 15,507 16,588,458
Vmed O2 UK Financing I plc, 3.25%, 01/31/31 EUR 2,726 3,176,123
Vodafone Group plc
(a)
:
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78 ..................... 1,700 2,179,865
(USD Swap Semi 5 Year + 3.05%), 6.25%,
10/03/78 ..................... USD 4,000 4,315,000
(EUR Swap Annual 5 Year + 2.67%), 3.10%,
01/03/79 ..................... EUR 4,600 5,480,911
VTR Comunicaciones SpA, 5.13%, 01/15/28
(b)
USD 14,343 14,781,807
370,039,639
Total Corporate Bonds — 82.8%
(Cost: $19,865,113,408) ............................ 20,582,180,317
Floating Rate Loan Interests — 7.9%
Aerospace & Defense — 0.1%
(h)
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, 11/28/23
(n)
.................. 10,504 9,939,202
Spirit Aerosystems, Inc., Term Loan,
0.00%, 01/30/25
(e)
................. 14,286 14,250,285
24,189,487
Airlines — 0.1%
(h)
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%, 06/17/24 .. 4,346 4,308,873
SkyMiles IP Ltd., Term Loan, 10/20/27
(n)
..... 23,672 23,828,472
28,137,345

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
66
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%, 04/30/26
(h)
USD 14,093 $ 13,709,998
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%, 01/01/38
(h)
..... 4,065 3,963,648
Building Products — 0.0%
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%, 05/05/24
(h)
4,776 4,755,637
Capital Markets — 0.0%
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 3.44%, 06/03/26
(e)(h)
... 5,614 5,375,464
Chemicals — 0.5%
(h)
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%, 01/31/24 ...... 78,419 77,079,584
Ascend Performance Materials LLC, Term
Loan, (LIBOR USD 3 Month + 5.25%),
6.25%, 08/27/26 .................. 20,146 20,061,503
Illuminate Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.31%, 06/30/27 ..... 20,532 20,339,615
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.91%, 03/30/26 .. 2,582 2,402,858
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.41%, 05/15/24 ............. 6,004 5,737,695
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%, 10/01/25 ..... 2,487 2,404,447
128,025,702
Commercial Services & Supplies — 0.6%
(h)
Advanced Disposal Services, Inc., Term
Loan, (LIBOR USD 1 Week + 2.25%),
3.00%, 11/10/23 .................. 2,044 2,039,063
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%, 07/10/26 .................. 1,990 1,965,817
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%, 06/21/24 .................. 98,636 91,591,987
Capri Acquisitions Bidco Ltd., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.26%, 11/01/24 .................. 5,339 5,330,177
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.26%, 09/06/24 ...... 36,147 33,707,305
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%, 05/30/25 .. 8,737 8,688,691
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.44%, 09/19/26
(e)
................. 2,806 2,701,250
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%, 11/02/26 .. 1,462 1,416,231
147,440,521
Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%, 05/23/25
(h)
.... 17,831 17,326,948
Construction Materials — 0.0%
(h)
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%, 08/01/24 ...... 5,454 5,333,119
Forterra Finance LLC, Term Loan, 10/25/23
(n)
. 7,005 6,924,290
12,257,409
Security Par (000) Value
Containers & Packaging — 0.1%
(h)
BWAY Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.52%, 04/03/24 ...... USD 15,552 $ 14,570,118
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 05/16/24 .................. 4,201 4,091,741
18,661,859
Diversified Consumer Services — 0.1%
(h)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65%, 01/29/27 ............. 3,523 3,462,994
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%, 06/21/27 .. 13,311 13,518,119
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%, 01/15/27 ...... 6,863 6,820,202
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%, 05/06/24 .. 6,781 6,580,585
30,381,900
Diversified Financial Services — 0.2%
(h)
Advisor Group Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 5.00%),
5.15%, 07/31/26 .................. 5,219 5,041,708
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%, 12/11/26 ..... 8,789 8,508,500
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%, 04/09/27 .................. 4,562 4,528,697
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.16%, 06/28/24
(e)
758 651,679
Milano Acquisition Corp., Term Loan B,
08/17/27
(n)
...................... 35,890 35,441,375
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%, 02/28/27 ...... 3,950 3,874,426
58,046,385
Diversified Telecommunication Services — 1.0%
(h)
Altice Financing SA, Term Loan, 07/15/25
(n)
.. 2,645 2,520,851
Altice France SA, Term Loan B13, (LIBOR USD
1 Month + 4.00%), 4.15%, 08/14/26 ..... 8,530 8,269,039
Frontier Communications Corp., Term Loan
B1, (LIBOR USD 3 Month + 2.75%),
6.00%, 06/15/24 .................. 102,878 100,977,865
Ligado Networks LLC, Term Loan:
(LIBOR USD 3 Month + 0.00%),
0.00%, 12/07/20
(d)(k)
.............. 15,897 14,400,760
(LIBOR USD 6 Month + 12.50%),
0.00%, 07/12/21 ................ 72,220 32,968,330
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.66%, 04/30/27 .................. 14,968 14,930,566
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%, 03/09/27 .. 69,757 67,602,652
241,670,063
Entertainment — 0.0%
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 05/30/25
(h)
................. 288 277,137
Food Products — 0.1%
Chobani LLC, 1st Lien Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%, 10/10/23
(h)
.... 20,950 20,688,534

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Health Care Equipment & Supplies — 0.1%
(h)
Ortho-Clinical Diagnostics, Inc., Term
Loan, (EURIBOR 3 Month + 3.50%),
3.50%, 06/30/25 .................. EUR 8,955 $ 10,066,194
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%, 12/11/26 .................. USD 25,351 25,224,720
35,290,914
Health Care Providers & Services — 0.3%
(h)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%, 06/30/25 .. 6,705 6,690,778
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.76%, 07/24/26 .. 8,306 7,979,055
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.91%, 10/10/25 .. 32,978 23,714,590
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%, 07/02/25 .................. 8,709 8,518,618
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.90%, 11/16/25 .................. 6,123 5,939,465
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.41%, 06/30/25 .................. 7,437 7,105,712
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.25%), 9.25%, 04/29/25 ..... 9,490 8,789,867
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 8.00%),
9.00%, 09/03/24 .................. 1,128 1,138,203
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.24%, 01/08/27 .................. 9,975 9,842,033
79,718,321
Hotels, Restaurants & Leisure — 0.1%
(h)
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.72%, 07/10/25 .. 4,260 4,245,657
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%, 10/04/23
(e)
................ 3,252 3,675,047
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%, 10/04/23 .. 18,315 16,281,057
24,201,761
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%, 08/12/26
(h)
..... 846 820,434
Industrial Conglomerates — 0.1%
(h)
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%, 09/01/25 .................. 15,568 4,242,356
Vertiv Group Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.16%, 03/02/27 ...... 18,490 18,175,754
22,418,110
Insurance — 0.4%
(h)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%, 05/09/25 .................. 5,429 5,265,476
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR
USD 1 Month + 6.50%), 6.65%, 08/04/25 .. 21,598 21,602,142
Asurion LLC, Term Loan B4, (LIBOR USD 1
Month + 3.00%), 3.15%, 08/04/22 ...... 3,501 3,456,775
HUB International Ltd., Term Loan, (LIBOR
USD 3 Month + 4.00%), 5.00%, 04/25/25 .. 8,829 8,787,993
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%, 09/01/27 .. 14,153 14,002,695
Security Par (000) Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ................ USD 20,028 $ 19,289,972
(LIBOR USD 1 Month + 4.00%),
4.15%, 09/03/26 ................ 11,957 11,764,267
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 22,813 22,613,213
106,782,533
Interactive Media & Services — 0.0%
Camelot U.S. Acquisition 1 Co., Term Loan,
10/30/26
(h)(n)
..................... 9,592 9,540,011
IT Services — 1.5%
(h)
Airbnb, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 7.50%), 8.50%, 04/17/25 ...... 4,263 4,583,064
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%, 10/02/25 .. 22,181 21,480,719
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.15%, 10/30/26 .................. 8,847 8,667,460
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%, 04/29/24 .................. 2,120 2,101,890
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%, 07/31/28 .................. 6,927 7,100,175
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%, 07/30/27 .. 19,257 19,211,380
Greeneden US Holdings I LLC, Term Loan
B3, (LIBOR USD 1 Month + 3.25%),
3.40%, 12/01/23 .................. 12,450 12,408,705
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 11/29/24 .................. 6,559 6,256,556
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%, 12/01/25 .................. 5,095 4,817,760
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.50%, 08/01/25 .................. 3,818 2,243,150
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.66%, 02/12/27
(e)
........... 9,335 8,199,644
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%, 11/03/23 ............. 13,082 12,818,742
Solera LLC, Term Loan, (LIBOR USD 2 Month
+ 2.75%), 2.94%, 03/03/23 ........... 10,802 10,564,555
Sophia LP, Term Loan B, (LIBOR USD 1 Month
+ 3.25%), 4.25%, 09/30/22 ........... 1,041 1,035,614
Sophia LP., 2nd Lien Term Loan, 10/07/28
(n)
.. 61,702 60,159,450
Sophia LP., Term Loan, 09/23/27
(n)
........ 48,537 48,185,107
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/16/25 .................. 3,019 2,918,735
Veritas US, Inc., Term Loan B, 09/01/25
(n)
... 68,212 66,677,369
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%, 08/27/25 .. 69,317 68,537,317
367,967,392
Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.90%, 09/27/24
(h)
16,112 15,437,391

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
68
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Machinery — 0.3%
(h)
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.91%, 03/01/27 .................. USD 4,481 $ 4,325,883
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.15%, 09/21/26
(e)
..... 11,027 10,971,541
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.36%, 03/28/25 ..... 52,215 49,196,231
64,493,655
Media — 1.0%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%, 07/12/24
(h)
.... 5,915 5,826,144
Clear Channel Outdoor Holdings, Inc., Term
Loan B, 08/21/26
(h)(n)
................ 54,487 49,460,175
Intelsat Jackson Holdings SA, Facility Term
Loan, 07/13/22
(h)(n)
................. 22,059 22,408,620
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%, 11/27/23
(h)
................. 29,487 29,589,234
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%, 01/02/24
(h)
................. 17,838 17,949,078
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%, 01/02/24
(o)
................. 84,234 83,391,816
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%, 12/01/23
(h)
................. 3,935 3,333,096
Promotora de Informaciones SA, Term Loan:
(h)
(EURIBOR 6 Month + 4.50%),
4.50%, 11/30/22 ................ EUR 28 30,090
(EURIBOR 6 Month + 4.50%),
4.50%, 12/31/22 ................ 423 441,553
Radiate HoldCo LLC, Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.25%, 09/25/26
(h)
USD 2,371 2,326,440
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%, 01/01/38
(h)
7,081 6,896,585
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%, 12/31/28
(h)
................. 20,280 19,861,995
241,514,826
Oil, Gas & Consumable Fuels — 0.1%
(h)
Chesapeake Energy Corp., Term Loan A,
06/24/24
(d)(e)(k)(n)
................... 33,307 22,648,749
CONSOL Energy, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%, 09/27/24 .. 7,129 5,685,225
28,333,974
Pharmaceuticals — 0.1%
(h)
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%, 06/02/25 .. 7,786 7,621,949
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.00%, 04/29/24 .................. 12,187 11,577,717
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%, 08/18/22 .. 10,938 10,888,642
30,088,308
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.89%, 02/06/26
(h)
................. 25,380 25,088,105
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan:
(h)
(LIBOR USD 1 Month + 3.50%),
3.65%, 07/13/23 ................ 3,455 3,392,028
Security Par (000) Value
Road & Rail (continued)
(LIBOR USD 1 Month + 4.00%),
5.00%, 04/04/25 ................ USD 3,482 $ 3,450,423
6,842,451
Software — 0.4%
(h)
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%, 02/02/26 .. 4,852 4,785,298
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.97%, 01/29/27 .. 11,304 10,841,496
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%, 02/25/25 .. 23,229 23,558,155
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%, 02/25/27 ...... 10,728 10,478,340
Omnitracs LLC, 2nd Lien Term Loan, 10/23/28
(n)
4,119 4,052,066
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%, 10/01/25 .. 10,009 9,899,632
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/16/25 .................. 1,721 1,663,496
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%, 03/03/28 .................. 18,473 18,011,175
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ................ 5,433 5,380,431
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ................ 14,928 14,873,961
103,544,050
Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%, 03/11/22
(h)
...... 39,314 39,194,185
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.80%, 05/27/24
(h)
................. 15,972 13,985,988
Total Floating Rate Loan Interests — 7.9%
(Cost: $2,049,818,833) ............................ 1,970,170,446
Foreign Agency Obligations — 0.1%
France — 0.1%
Electricite de France SA
(a)(j)
:
(EUR Swap Annual 6 Year + 3.44%), 4.00% EUR 4,400 5,384,456
(GBP Swap 13 Year + 3.96%), 6.00% .... GBP 4,100 5,697,058
(EUR Swap Annual 5 Year + 3.37%), 2.88% EUR 1,200 1,372,540
(EUR Swap Annual 5 Year + 3.20%), 3.00% 400 457,251
12,911,305
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 .................. 400 481,780
2.63%, 04/28/25 .................. 2,450 2,840,187
(EUR Swap Annual 5 Year + 8.92%), 8.50%,
09/10/30
(a)
.................... 1,175 1,325,968
4,647,935
Total Foreign Agency Obligations — 0.1%
(Cost: $16,963,666) ............................... 17,559,240

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2020
Security Shares Value
Investment Companies — 4.7%
iShares Broad USD High Yield Corporate Bond
ETF
(f)*
......................... 4,082,695 $ 161,143,972
iShares iBoxx $ High Yield Corporate Bond
ETF
(f)*
......................... 2,696,000 226,194,400
iShares Preferred & Income Securities ETF
(f)*
. 8,600,000 313,470,000
SPDR Bloomberg Barclays High Yield Bond
ETF ........................... 2,700,000 281,529,000
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF ................... 3,985,000 103,091,950
Xtrackers USD High Yield Corporate Bond
ETF
(f)
.......................... 2,000,000 96,200,000
Total Investment Companies — 4.7%
(Cost: $1,149,123,884) ............................ 1,181,629,322
Beneficial Interest
(000)
Other Interests — 0.0%
(p)
Capital Markets — 0.0%
(e)
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(d)(k)
....................... USD 11,550 121,275
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds
(h)
................... 5,500 57,750
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds .................... 1,000 10,500
Lehman Brothers Holdings, Inc.
(d)(k)
........ 5,675 59,587
249,112
Independent Power and Renewable Electricity Producers — 0.0%
(d)(e)(h)(k)
GenOn Energy Holdings, Inc., Escrow ...... 1,864 —
GenOn Energy Holdings, Inc., Escrow
(f)
..... 3,270 1
1
Media — 0.0%
Adelphia Communications Corp., Escrow
(d)(e)(k)
325 —
Total Other Interests — 0.0% .......................... 249,113
Preferred Securities — 0.9%
Pa r (000)
Capital Trusts — 0.9%
Banks — 0.7%
(h)(j)
Bank of America Corp.:
Series X, 6.25% .................. 17,568 18,771,408
Series Z, 6.50% .................. 14,316 15,912,234
Series AA, 6.10% ................. 5,669 6,171,330
Series DD, 6.30% ................. 4,245 4,797,275
CIT Group, Inc., Series A, 5.80% ......... 14,850 11,940,291
Citigroup, Inc., Series V, 4.70% .......... 7,705 7,444,956
JPMorgan Chase & Co.:
Series I, 3.74% ................... 10,460 10,029,751
Series Z, 4.05% .................. 10,770 10,621,913
Series V, 3.62% ................... 17,297 16,003,184
Series S, 6.75% .................. 6,105 6,608,662
Series FF, 5.00% .................. 30,260 30,207,841
Series X, 6.10% .................. 5,667 5,950,350
Series HH, 4.60% ................. 5,845 5,728,100
Wells Fargo & Co., Series U, 5.87% ....... 29,750 32,029,221
182,216,516
Capital Markets — 0.1%
(h)(j)
Goldman Sachs Group, Inc. (The), Series M,
4.17% ......................... 3,000 2,948,400
Morgan Stanley:
Series H, 3.89% .................. 6,961 6,569,444
Series J, 4.08% ................... 22,303 21,810,550
31,328,394
Security Par (000) Value
Consumer Finance — 0.1%
General Motors Financial Co., Inc., Series C,
5.70%
(h)(j)
....................... USD 10,625 $ 10,664,844
Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%
(b)(j)
.... 2,827 2,855,270
Total Capital Trusts — 0.9%
(Cost: $225,747,619) .............................. 227,065,024
Shares
Preferred Stocks — 0.0%
Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/15/15,
cost $3,532,445)
(j)(q)
................ 3,650,855 288,417
Total Preferred Stocks — 0.0%
(Cost: $3,572,595) ............................... 288,417
Total Preferred Securities — 0.9%
(Cost: $229,320,214) .............................. 227,353,441
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Issued/exercisable 06/18/20, 1
share for 1 warrant, Expires 06/30/23, Strike
Price USD 0.01) .................. 1,172,536 1,852,607
Total Warrants — 0.0% .............................. 1,852,607
Total Long-Term Investments — 97.5%
(Cost: $23,675,993,564) ............................ 24,254,930,931
Short-Term Securities — 3.2%
(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
*
.................... 604,504,790 604,504,790
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 9,415,787 9,415,787
SL Liquidity Series, LLC, Money Market Series,
0.25%
(s)*
........................ 167,836,125 167,903,259
Total Short-Term Securities — 3.2%
(Cost: $781,824,413) .............................. 781,823,836
Total Options Purchased — 0.0%
(Cost: $276,809) ................................. 345,416
Total Investments Before Options Written — 100.7%
(Cost: $24,458,094,786 ) ............................ 25,037,100,183
Total Options Written — (0.0)%
(Premium Received — $124,305) ..................... (79,527)
Total Investments Net of Options Written — 100.7%
(Cost: $24,457,970,481 ) ............................ 25,037,020,656
Liabilities in Excess of Other Assets — (0.7)% ............. (165,167,552)
Net Assets — 100.0% ............................... $ 24,871,853,104

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
70
Consolidated Schedule of Investments
(continued)
September 30, 2020
(a)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
All or a portion of this security is on loan.
(g)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(h)
Variable rate security. Rate shown is the rate in effect as of period end.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(m)
Convertible security.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $288,417, representing less than 0.05% of its net assets as of period end, and an original cost of $3,532,445.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 380,229,234 $ 224,275,556 $ — $ — $ — $ 604,504,790 604,504,790 $ 2,753,726 $ 532
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 6,691,674 160,908,363 — 303,910 (688) 167,903,259 167,836,125 690,693
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... 69,735,000 392,551,640 (462,074,847) (201,793) (10,000) — — 1,684,518 —
iShares Broad USD High Yield
Corporate Bond ETF ...... 69,115,410 228,951,393 (147,266,682) (721,828) 11,065,679 161,143,972 4,082,695 5,471,393 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 155,514,418 4,065,261,638 (4,010,261,315) 10,297,858 5,381,801 226,194,400 2,696,000 12,805,518 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(c)
..... — 180,076,200 (193,964,053) 13,887,853 — — — 465,056 —
iShares Preferred & Income
Securities ETF .......... — 315,330,928 — — (1,860,928) 313,470,000 8,600,000 1,377,875 —
$ 23,566,000 $ 14,575,864 $ 1,473,216,421 $ 25,248,779 532
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 3,956 12/21/20 $ 551,986 $ (2,390,915)
U.S. Treasury Long Bond .................................................... 728 12/21/20 128,333 1,522,010
U.S. Treasury Ultra Bond .................................................... 1,046 12/21/20 232,016 (2,903,522)
U.S. Treasury 5 Year Note .................................................... 2,068 12/31/20 260,633 (489,227)
$ (4,261,654)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 13,395,000 USD 10,005,272 Barclays Bank plc 10/05/20 $ 54,530
EUR 285,590,000 USD 334,425,890 UBS AG 10/05/20 434,915
GBP 58,884,000 USD 75,660,052 HSBC Bank plc 10/05/20 321,928
USD 10,260,051 CAD 13,395,000 Citibank NA 10/05/20 200,250
USD 701,209,910 EUR 586,418,000 UBS AG 10/05/20 13,621,396
USD 77,355,414 GBP 58,106,000 Bank of America NA 10/05/20 2,377,340
USD 799,773 GBP 607,000 State Street Bank and Trust Co. 10/05/20 16,520
USD 795,047 GBP 612,000 UBS AG 10/05/20 5,342
AUD 10,492,000 USD 7,473,187 Bank of America NA 10/06/20 41,768
USD 7,703,987 AUD 10,492,000 BNP Paribas SA 10/06/20 189,031
USD 335,375,477 EUR 285,590,000 Goldman Sachs International 11/04/20 300,438
17,563,458
EUR 285,590,000 USD 335,168,424 Goldman Sachs International 10/05/20 (307,619)
USD 7,473,703 AUD 10,492,000 Bank of America NA 11/04/20 (41,779)
USD 10,006,238 CAD 13,395,000 Barclays Bank plc 11/04/20 (54,532)
USD 334,632,943 EUR 285,590,000 UBS AG 11/04/20 (442,096)
USD 75,672,005 GBP 58,884,000 HSBC Bank plc 11/04/20 (322,331)
(1,168,357)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 340 10/16/20 EUR 3,250.00 EUR 10,858 $ 345,416
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 340 10/16/20 EUR 3,050.00 EUR 10,858 $ (79,527)

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
72
Consolidated Schedule of Investments
(continued)
September 30, 2020
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.35.V1 ..... 5.00 % Quarterly 12/20/25 BB- USD 150,000 $ 6,420,000 $ 6,420,000 $ —
ITRAXX.EUR.
CROSSOVER.34.V1 . 5.00 Quarterly 12/20/25 B EUR 2,280 183,746 183,746 —
$ 6,603,746 $ 6,603,746 $ —
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nordstrom, Inc. ........... 1.00 % Quarterly Barclays Bank plc 06/20/25 USD 3,612 $ 687,989 $ 813,418 $ (125,429)
Nordstrom, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,240 807,639 952,869 (145,230)
$ – $ – $ –
$ 1,495,628 $ 1,766,287 $ (270,659)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 1.00 % Quarterly Barclays Bank plc 06/20/23 NR EUR 200 $ (50,640) $ (14,694) $ (35,946)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Barclays Bank plc 06/20/23 B EUR 800 (202,673) (59,427) (143,246)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Citibank NA 06/20/23 B EUR 1,044 (264,450) (86,670) (177,780)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 10 (2,532) (573) (1,959)
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 06/20/23 NR USD 20,000 (550,741) (1,231,382) 680,641
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
Goldman Sachs
International 12/20/23 NR EUR 210 (59,757) (21,848) (37,909)
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 5,176 (202,517) (255,754) 53,237
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 910 (156,038) 47,273 (203,311)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 490 (84,021) 14,628 (98,649)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 460 (78,876) (5,177) (73,699)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 190 (32,579) — (32,579)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 1,280 103,812 139,903 (36,091)
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,720 (349,658) (466,066) 116,408
Garfunkelux Holdco 2 SA 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 780 (127,127) (54,555) (72,572)
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 510 (97,774) (87,374) (10,400)
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 1,120 (214,416) (191,610) (22,806)

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2020
i
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Rolls-Royce plc ....... 1.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 1,280 $ (245,155) $ (178,485) $ (66,670)
$ (2,615,142) $ (2,451,811) $ (163,331)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month LIBOR plus
0.27% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 10/01/20 USD 1,000 $ (818,223) $ — $ (818,223)
1 month LIBOR plus
0.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 10/26/20 USD 1,000 798,178 — 798,178
1 month LIBOR plus
0.19% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 10/28/20 USD 2,000 820,000 — 820,000
1 month LIBOR plus
0.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 10/28/20 USD 1,000 410,000 — 410,000
1 month LIBOR plus
0.14% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 11/03/20 USD 1,000 — — —
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 12/20/20 USD 83,066 7,173,581 (52,664) 7,226,245
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/20 USD 80,933 6,887,638 (51,312) 6,938,950
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/20 USD 112,088 6,400,218 (39,354) 6,439,572
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/21 USD 342,880 2,059,517 (81,918) 2,141,435
$ 23,730,909 $ (225,248) $ 23,956,157
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 month LIBOR ....................................... London Interbank Offered Rate 0.15%
3 month LIBOR ....................................... London Interbank Offered Rate 0.23

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
74
Consolidated Schedule of Investments
(continued)
September 30, 2020
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 6,603,746 $ — $ — $ — $ —
OTC Swaps ..................................................... 1,968,091 (2,878,863) 25,624,666 (2,102,499) —
Options Written ................................................... N/A N/A 44,778 — (79,527)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 1,522,010 $ — $ 1,522,010
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 17,563,458 — — 17,563,458
Options purchased
Investments at value — unaffiliated
(b)
........... — — 345,416 — — — 345,416
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 2,818,377 2,028,178 — 22,746,202 — 27,592,757
$ — $ 2,818,377 $ 2,373,594 $ 17,563,458 $ 24,268,212 $ — $ 47,023,641
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 5,783,664 — 5,783,664
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,168,357 — — 1,168,357
Options written
Options written at value ..................... — — 79,527 — — — 79,527
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 3,937,891 818,223 — 225,248 — 4,981,362
$ — $ 3,937,891 $ 897,750 $ 1,168,357 $ 6,008,912 $ — $ 12,012,910
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the year ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (26,467,522) $ — $ (14,918,077) $ — $ (41,385,599)
Forward foreign currency exchange contracts .... — — — (52,196,357) — — (52,196,357)
Options purchased
(a)
.................... — (4,271,030) (11,303,142) — (5,616,419) — (21,190,591)
Options written ........................ — (49,894,354) 5,150,010 — 636,680 — (44,107,664)
Swaps .............................. — (26,677,191) (1,983,782) — (30,984,056) — (59,645,029)
$ — $ (80,842,575) $ (34,604,436) $ (52,196,357) $ (50,881,872) $ — $ (218,525,240)

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (17,880) — (4,284,791) — (4,302,671)
Forward foreign currency exchange contracts .... — — — 12,152,908 — — 12,152,908
Options purchased
(b)
.................... — — 96,111 — — — 96,111
Options written ........................ — — 44,778 — — — 44,778
Swaps .............................. — 462,648 2,809,742 — 22,806,912 — 26,079,302
$ — $ 462,648 $ 2,932,751 $ 12,152,908 $ 18,522,121 $ — $ 34,070,428
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 413,753
Average notional value of contracts — short ................................................................................. 869,167,291
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 1,136,097,546
Average amounts sold — in USD ........................................................................................ 493,328,796
Options:
Average value of option contracts purchased ................................................................................ 4,254,448
Average value of option contracts written ................................................................................... 2,638,568
Average notional value of swaption contracts purchased ......................................................................... 709,935,000
Average notional value of swaption contracts written ........................................................................... 393,340,000
Credit default swaps:
Average notional value — buy protection ................................................................................... 7,139,805
Average notional value — sell protection ................................................................................... 422,345,441
Total return swaps:
Average notional value ............................................................................................... 440,189,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 3,988,532 $ —
Forward foreign currency exchange contracts ................................................................. 17,563,458 1,168,357
Options
(a)
......................................................................................... 345,416 79,527
Swaps — Centrally cleared ............................................................................. — 180,749
Swaps — OTC
(b)
.................................................................................... 27,592,757 4,981,362
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 49,490,163 $ 6,409,995
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(4,333,948) (260,276)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 45,156,215 $ 6,149,719
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
76
Consolidated Schedule of Investments
(continued)
September 30, 2020
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 2,419,108 $ (41,779) $ — $ — $ 2,377,329
Barclays Bank plc ................................ 1,718,234 (1,718,234) — — —
BNP Paribas SA ................................. 1,141,900 (145,230) — (640,000) 356,670
Citibank NA .................................... 200,250 (200,250) — — —
Credit Suisse International .......................... 201,804 (201,804) — — —
Goldman Sachs International ........................ 7,526,683 (420,040) — (6,570,000) 536,643
HSBC Bank plc .................................. 321,928 (321,928) — — —
JPMorgan Chase Bank NA .......................... 7,758,950 (1,244,349) — (2,570,000) 3,944,601
Merrill Lynch International & Co. ...................... 1,208,178 — — — 1,208,178
Morgan Stanley & Co. International plc .................. 8,581,007 (121,272) — (6,540,000) 1,919,735
State Street Bank and Trust Co. ...................... 16,520 — — — 16,520
UBS AG ...................................... 14,061,653 (442,096) — — 13,619,557
$ 45,156,215 $ (4,856,982) $ — $ (16,320,000) $ 23,979,233
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 41,779 $ (41,779) $ — $ — $ —
Barclays Bank plc ................................ 2,386,476 (1,718,234) — (668,242) —
BNP Paribas SA ................................. 145,230 (145,230) — — —
Citibank NA .................................... 576,640 (200,250) — (376,390) —
Credit Suisse International .......................... 449,506 (201,804) — — 247,702
Goldman Sachs International ........................ 420,040 (420,040) — — —
HSBC Bank plc .................................. 322,331 (321,928) — — 403
JPMorgan Chase Bank NA .......................... 1,244,349 (1,244,349) — — —
Morgan Stanley & Co. International plc .................. 121,272 (121,272) — — —
UBS AG ...................................... 442,096 (442,096) — — —
$ 6,149,719 $ (4,856,982) $ — $ (1,044,632) $ 248,105
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 19,036,884 $ — $ 19,036,884
Common Stocks:
Auto Components ...................................... 300,506 — — 300,506
Building Products ....................................... 516,650 — — 516,650
Chemicals ............................................ 59,649,011 — — 59,649,011
Commercial Services & Supplies ............................. — — 3 3
Consumer Finance ...................................... 469,673 — — 469,673
Diversified Financial Services ............................... — 903 12,694,777 12,695,680
Diversified Telecommunication Services ........................ 11,931,909 13,345,247 — 25,277,156
Energy Equipment & Services .............................. — — 1,682,479 1,682,479
Entertainment ......................................... 11,051,488 — — 11,051,488
Equity Real Estate Investment Trusts (REITs) .................... 84,254,187 — — 84,254,187
Life Sciences Tools & Services .............................. 2,445,483 — — 2,445,483
Media ............................................... 4,744,023 — — 4,744,023
Metals & Mining ........................................ 25,295,346 — — 25,295,346
Oil, Gas & Consumable Fuels ............................... — — 1,662,848 1,662,848
Pharmaceuticals ....................................... 24,835,002 — — 24,835,002
Semiconductors & Semiconductor Equipment .................... 20,026 — — 20,026
Corporate Bonds:
Aerospace & Defense .................................... — 892,224,541 — 892,224,541
Air Freight & Logistics .................................... — 7,564,726 — 7,564,726
Airlines .............................................. — 167,117,681 — 167,117,681
Auto Components ...................................... — 375,767,197 — 375,767,197
Automobiles .......................................... — 211,093,140 — 211,093,140
Banks ............................................... — 185,701,368 — 185,701,368
Biotechnology ......................................... — 5,337,896 — 5,337,896
Building Products ....................................... — 218,860,764 — 218,860,764
Capital Markets ........................................ — 225,968,640 — 225,968,640
Chemicals ............................................ — 482,507,651 — 482,507,651
Commercial Services & Supplies ............................. — 678,684,498 — 678,684,498
Communications Equipment ................................ — 203,099,341 — 203,099,341
Construction & Engineering ................................ — 67,154,272 — 67,154,272
Construction Materials .................................... — 10,169,690 — 10,169,690
Consumer Finance ...................................... — 373,107,921 — 373,107,921
Containers & Packaging .................................. — 419,079,433 — 419,079,433
Distributors ........................................... — 116,088,477 — 116,088,477
Diversified Consumer Services .............................. — 91,996,979 — 91,996,979
Diversified Financial Services ............................... — 371,111,188 — 371,111,188
Diversified Telecommunication Services ........................ — 1,586,483,804 — 1,586,483,804
Electric Utilities ........................................ — 142,787,182 — 142,787,182
Electrical Equipment ..................................... — 22,475,739 — 22,475,739
Electronic Equipment, Instruments & Components ................. — 88,384,782 — 88,384,782
Energy Equipment & Services .............................. — 96,602,341 20,659,635 117,261,976
Entertainment ......................................... — 272,333,365 — 272,333,365
Equity Real Estate Investment Trusts (REITs) .................... — 795,654,754 — 795,654,754
Food & Staples Retailing .................................. — 144,082,813 — 144,082,813
Food Products ......................................... — 582,888,425 — 582,888,425
Gas Utilities ........................................... — 38,802,213 — 38,802,213
Health Care Equipment & Supplies ........................... — 239,092,623 — 239,092,623
Health Care Providers & Services ............................ — 1,083,035,359 — 1,083,035,359
Health Care Technology .................................. — 35,053,021 — 35,053,021
Hotels, Restaurants & Leisure .............................. — 1,156,328,108 — 1,156,328,108
Household Durables ..................................... — 269,682,431 — 269,682,431
Household Products ..................................... — 40,497,869 — 40,497,869
Independent Power and Renewable Electricity Producers ............ — 234,426,347 — 234,426,347

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
78
Consolidated Schedule of Investments
(continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Industrial Conglomerates .................................. $ — $ 15,373,959 $ — $ 15,373,959
Insurance ............................................ — 276,006,380 — 276,006,380
Interactive Media & Services ............................... — 23,109,320 — 23,109,320
Internet & Direct Marketing Retail ............................ — 113,029,448 — 113,029,448
IT Services ........................................... — 361,048,151 — 361,048,151
Leisure Products ....................................... — 62,551,218 — 62,551,218
Life Sciences Tools & Services .............................. — 102,323,186 — 102,323,186
Machinery ............................................ — 289,365,633 — 289,365,633
Marine .............................................. — 2,086,183 — 2,086,183
Media ............................................... — 1,322,001,662 — 1,322,001,662
Metals & Mining ........................................ — 591,651,438 — 591,651,438
Mortgage Real Estate Investment Trusts (REITs) .................. — 3,223,440 — 3,223,440
Multiline Retail ......................................... — 101,105,791 — 101,105,791
Oil, Gas & Consumable Fuels ............................... — 2,296,945,497 — 2,296,945,497
Paper & Forest Products .................................. — 21,110,753 — 21,110,753
Personal Products ...................................... — 16,702,143 — 16,702,143
Pharmaceuticals ....................................... — 496,473,692 — 496,473,692
Professional Services .................................... — 119,561,104 — 119,561,104
Real Estate Management & Development ....................... — 93,640,911 — 93,640,911
Road & Rail ........................................... — 137,373,934 — 137,373,934
Semiconductors & Semiconductor Equipment .................... — 270,463,101 — 270,463,101
Software ............................................. — 813,008,422 — 813,008,422
Specialty Retail ........................................ — 303,303,444 — 303,303,444
Technology Hardware, Storage & Peripherals .................... — 64,520,015 — 64,520,015
Textiles, Apparel & Luxury Goods ............................ — 38,998,821 — 38,998,821
Thrifts & Mortgage Finance ................................ — 86,095,058 — 86,095,058
Trading Companies & Distributors ............................ — 229,818,391 — 229,818,391
Transportation Infrastructure ............................... — 9,343,369 — 9,343,369
Wireless Telecommunication Services ......................... — 370,039,639 — 370,039,639
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 9,939,202 14,250,285 24,189,487
Airlines .............................................. — 28,137,345 — 28,137,345
Auto Components ...................................... — 13,709,998 — 13,709,998
Automobiles .......................................... — 3,963,648 — 3,963,648
Building Products ....................................... — 4,755,637 — 4,755,637
Capital Markets ........................................ — — 5,375,464 5,375,464
Chemicals ............................................ — 128,025,702 — 128,025,702
Commercial Services & Supplies ............................. — 144,739,271 2,701,250 147,440,521
Construction & Engineering ................................ — 17,326,948 — 17,326,948
Construction Materials .................................... — 12,257,409 — 12,257,409
Containers & Packaging .................................. — 18,661,859 — 18,661,859
Diversified Consumer Services .............................. — 30,381,900 — 30,381,900
Diversified Financial Services ............................... — 57,394,706 651,679 58,046,385
Diversified Telecommunication Services ........................ — 241,670,063 — 241,670,063
Entertainment ......................................... — 277,137 — 277,137
Food Products ......................................... — 20,688,534 — 20,688,534
Health Care Equipment & Supplies ........................... — 35,290,914 — 35,290,914
Health Care Providers & Services ............................ — 79,718,321 — 79,718,321
Hotels, Restaurants & Leisure .............................. — 20,526,714 3,675,047 24,201,761
Independent Power and Renewable Electricity Producers ............ — 820,434 — 820,434
Industrial Conglomerates .................................. — 22,418,110 — 22,418,110
Insurance ............................................ — 106,782,533 — 106,782,533
Interactive Media & Services ............................... — 9,540,011 — 9,540,011
IT Services ........................................... — 359,767,748 8,199,644 367,967,392
Life Sciences Tools & Services .............................. — 15,437,391 — 15,437,391
Machinery ............................................ — 53,522,114 10,971,541 64,493,655
Media ............................................... — 241,514,826 — 241,514,826
Oil, Gas & Consumable Fuels ............................... — 5,685,225 22,648,749 28,333,974
Pharmaceuticals ....................................... — 30,088,308 — 30,088,308
Professional Services .................................... — 25,088,105 — 25,088,105
Road & Rail ........................................... — 6,842,451 — 6,842,451
Software ............................................. — 103,544,050 — 103,544,050
Specialty Retail ........................................ — 39,194,185 — 39,194,185
Wireless Telecommunication Services ......................... — 13,985,988 — 13,985,988
Foreign Agency Obligations ................................. — 17,559,240 — 17,559,240
Investment Companies .................................... 1,181,629,322 — — 1,181,629,322

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2020
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Other Interests .......................................... $ — $ — $ 249,113 $ 249,113
Preferred Securities ...................................... — 227,353,441 — 227,353,441
Warrants .............................................. — 1,852,607 — 1,852,607
Short-Term Securities ....................................... 613,920,577 — — 613,920,577
Options Purchased:
Equity contracts .......................................... 345,416 — — 345,416
Unfunded Floating Rate Loan Interests
(a)
.............................. — 349,201 — 349,201
Subtotal ....................................................
$ 2,021,408,619 $ 22,742,714,992 $ 105,422,514 $ 24,869,546,125
Investments valued at NAV
(b)
...................................... 167,903,259
$ —
Total Investments .............................................. $ 25,037,449,384
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 850,286 $ — $ 850,286
Equity contracts ........................................... — 2,028,178 — 2,028,178
Foreign currency exchange contracts ............................ — 17,563,458 — 17,563,458
Interest rate contracts ....................................... 1,522,010 22,746,202 — 24,268,212
Liabilities:
Credit contracts ........................................... — (1,284,276) — (1,284,276)
Equity contracts ........................................... (79,527) (818,223) — (897,750)
Foreign currency exchange contracts ............................ — (1,168,357) — (1,168,357)
Interest rate contracts ....................................... (5,783,664) — — (5,783,664)
$ (4,341,181) $ 39,917,268 $ — $ 35,576,087
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
80
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2020
Security Par (000) Value
Asset-Backed Securities — 15.0%
Ajax Mortgage Loan Trust, Series 2019-G,
Class A, 3.00%, 09/25/59
(a)(b)
.......... USD 7,575 $ 7,513,031
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.35%,
10/21/28
(b)(c)
..................... 5,600 5,584,973
ALM XVII Ltd., Series 2015-17A, Class A1AR,
(LIBOR USD 3 Month + 0.93%), 1.20%,
01/15/28
(b)(c)
..................... 3,680 3,657,682
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 .. 3,870 3,882,356
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1LR, (LIBOR USD 3 Month + 1.26%),
1.52%, 07/24/29
(b)(c)
................ 3,957 3,947,288
Anchorage Capital CLO 13 LLC, Series
2019-13A, Class A, (LIBOR USD 3 Month +
1.47%), 1.74%, 04/15/32
(b)(c)
.......... 27,170 27,095,592
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 1.09%),
1.34%, 01/28/31
(b)(c)
................ 14,523 14,333,732
Ares XXIX CLO Ltd., Series 2014-1A, Class
A1R, (LIBOR USD 3 Month + 1.19%),
1.46%, 04/17/26
(b)(c)
................ 1,231 1,231,243
ARI Fleet Lease Trust, Series 2020-A, Class B,
2.06%, 11/15/28
(b)
................. 1,470 1,485,433
Atlas Senior Loan Fund III Ltd., Series 2013-1A,
Class AR, (LIBOR USD 3 Month + 0.83%),
1.11%, 11/17/27
(b)(c)
................ 4,588 4,550,289
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 1.09%, 04/22/27
(b)(c)
... 9,590 9,501,106
Avery Point IV CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.10%), 1.34%,
04/25/26
(b)(c)
..................... 786 785,246
Avery Point V CLO Ltd., Series 2014-5A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.25%,
07/17/26
(b)(c)
..................... 1,021 1,019,428
Azure Finance No. 2 plc, Series 2, Class C,
(SONIA1M IR + 3.00%), 3.06%, 07/20/30
(c)
GBP 555 719,024
Ballyrock CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.40%), 2.68%,
10/15/28
(b)(c)
..................... USD 3,000 2,930,426
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R, (LIBOR USD 3 Month
+ 1.75%), 2.03%, 07/15/29
(b)(c)
......... 8,355 8,303,725
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.36%, 04/20/31
(b)(c)
......... 2,230 2,212,083
BlueMountain CLO Ltd., Series 2012-2A,
Class AR2, (LIBOR USD 3 Month + 1.05%),
1.30%, 11/20/28
(b)(c)
................ 13,440 13,375,387
BSPRT Issuer Ltd., Series 2018-FL3, Class
A, (LIBOR USD 1 Month + 1.05%), 1.20%,
03/15/28
(b)(c)
..................... 12,155 12,086,946
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-5A, Class A1RR, (LIBOR USD
3 Month + 1.14%), 1.42%, 07/15/31
(b)(c)
... 5,996 5,892,324
Catamaran CLO Ltd., Series 2015-1A, Class
AR, (LIBOR USD 3 Month + 0.90%), 1.16%,
04/22/27
(b)(c)
..................... 2,892 2,876,106
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.36%, 10/20/28
(b)(c)
................ 26,890 26,688,685
Security Par (000) Value
Asset-Backed Securities (continued)
Chesapeake Funding II LLC
(b)
:
Series 2018-1A, Class A1, 3.04%, 04/15/30 USD 7,374 $ 7,535,521
Series 2019-1A, Class B, 3.11%, 04/15/31 . 5,230 5,438,370
Series 2019-1A, Class C, 3.36%, 04/15/31 . 4,930 5,055,323
Series 2019-1A, Class D, 3.80%, 04/15/31 . 6,630 6,761,587
Series 2020-1A, Class A1, 0.87%, 08/16/32 9,292 9,318,593
Series 2020-1A, Class B, 1.24%, 08/16/32 . 1,170 1,169,748
Series 2020-1A, Class C, 2.14%, 08/16/32 . 720 720,101
CIFC Funding Ltd.
(b)(c)
:
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.40%, 10/17/30 .... 17,860 17,779,934
Series 2015-2A, Class AR2, (LIBOR USD 3
Month + 1.01%), 1.28%, 04/15/30
(d)
... 27,350 27,079,235
Credit Acceptance Auto Loan Trust
(b)
:
Series 2018-1A, Class A, 3.01%, 02/16/27 . 7,454 7,482,975
Series 2018-2A, Class A, 3.47%, 05/17/27 . 20,701 20,922,718
Series 2019-1A, Class A, 3.33%, 02/15/28 . 25,440 26,061,988
Series 2019-3A, Class A, 2.38%, 11/15/28 . 13,620 14,007,505
Series 2020-1A, Class A, 2.01%, 02/15/29 . 26,840 27,473,032
Series 2020-2A, Class A, 1.37%, 07/16/29 . 6,450 6,526,762
Drive Auto Receivables Trust:
Series 2019-4, Class A3, 2.16%, 05/15/23 . 7,930 7,983,747
Series 2020-1, Class A3, 2.02%, 11/15/23 . 9,220 9,340,847
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.18%, 10/15/27
(b)(c)
.......... 27,494 27,287,390
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.18%, 04/15/29
(b)(c)
.......... 13,800 13,652,421
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)(e)
..................... 8,527 9,072,477
Enterprise Fleet Financing LLC
(b)
:
Series 2018-1, Class A2, 2.87%, 10/20/23 . 4,898 4,923,744
Series 2019-2, Class A3, 2.38%, 02/20/25 . 14,800 15,280,606
FT Santander Consumer Spain Auto:
Series 2020-1, Class B, (EURIBOR 3 Month
+ 0.95%), 0.44%, 03/20/33
(c)
........ EUR 1,000 1,172,681
Series 2020-1, Class C, (EURIBOR 3 Month
+ 1.95%), 1.44%, 03/20/33
(c)
........ 300 351,802
Series 2020-1, Class D, 3.50%, 03/20/33 .. 500 586,225
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (LIBOR USD 3 Month
+ 1.12%), 1.39%, 07/20/31
(b)(c)
......... USD 5,275 5,221,061
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 1.34%, 01/18/31
(b)(c)
......... 3,815 3,785,627
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.32%, 07/25/27
(b)(c)
.......... 11,389 11,347,698
Harley-Davidson Motorcycle Trust, Series 2020-
A, Class A3, 1.87%, 10/15/24 ......... 16,900 17,179,766
KKR CLO 16 Ltd., Series 16, Class A2R,
(LIBOR USD 3 Month + 1.80%), 2.07%,
01/20/29
(b)(c)
..................... 10,610 10,488,074
Lendmark Funding Trust
(b)
:
Series 2018-1A, Class A, 3.81%, 12/21/26 . 18,440 18,837,098
Series 2019-2A, Class A, 2.78%, 04/20/28 . 6,170 6,238,538
Litigation Fee Residual Funding LLC, Series
2015-1, Class A, 4.00%, 10/30/27
(d)
..... 4,624 4,621,905
LoanCore Issuer Ltd., Series 2018-CRE1, Class
A, (LIBOR USD 1 Month + 1.13%), 1.28%,
05/15/28
(b)(c)
..................... 10,895 10,840,483
Loanpal Solar Loan Ltd., Series 2020-2GF,
Class A, 2.75%, 07/20/47
(b)
........... 2,695 2,754,078

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XII Ltd., Series 2014-
12A, Class AR, (LIBOR USD 3 Month +
1.26%), 1.53%, 07/20/26
(b)(c)
.......... USD 979 $ 979,318
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A2R2, (LIBOR USD 3 Month +
1.50%), 1.76%, 01/22/28
(b)(c)
.......... 15,900 15,711,963
Marathon CRE Ltd., Series 2018-FL1, Class
A, (LIBOR USD 1 Month + 1.15%), 1.30%,
06/15/28
(b)(c)
..................... 4,841 4,795,515
Mariner Finance Issuance Trust
(b)
:
Series 2019-AA, Class A, 2.96%, 07/20/32 . 6,804 6,923,595
Series 2020-AA, Class A, 2.19%, 08/21/34 . 3,020 3,030,034
Mill City Mortgage Loan Trust, Series 2016-1,
Class A1, (LIBOR USD 1 Month + 0.00%),
2.50%, 04/25/57
(b)(c)
................ 7,688 7,793,143
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
........... 13,510 14,178,097
Mosaic Solar Loan Trust:
  1.44%, 08/20/46 ................. 3,020 2,997,255
Series 2019-2A, Class A, 2.88%, 09/20/40
(b)
362 382,798
Series 2020-2A, Class B, 2.21%, 08/20/46 . 1,820 1,793,887
Navient Private Education Refi Loan Trust
(b)
:
Series 2019-CA, Class A2, 3.13%, 02/15/68 5,000 5,163,204
Series 2019-EA, Class A2B, (LIBOR USD 1
Month + 0.92%), 1.07%, 05/15/68
(c)
... 16,440 16,452,741
Series 2019-FA, Class A1, 2.18%, 08/15/68 5,292 5,311,017
Series 2019-GA, Class A, 2.40%, 10/15/68 10,227 10,469,943
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 1.05%, 11/15/68
(c)
... 1,480 1,473,068
Series 2020-BA, Class A1, 1.80%, 01/15/69 19,376 19,463,511
Navient Student Loan Trust
(b)
:
Series 2018-EA, Class A2, 4.00%, 12/15/59 2,872 2,984,845
Series 2019-BA, Class A2A, 3.39%,
12/15/59
(d)
.................... 7,880 8,246,420
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class AR, (LIBOR USD 3 Month +
0.80%), 1.08%, 01/15/28
(b)(c)
.......... 7,355 7,301,496
NLY Commercial Mortgage Trust, Series
2019-FL2, Class A, (LIBOR USD 1 Month +
1.30%), 1.45%, 02/15/36
(b)(c)
.......... 5,121 5,004,096
OCP CLO Ltd., Series 2015-8A, Class A1R,
(LIBOR USD 3 Month + 0.85%), 1.12%,
04/17/27
(b)(c)
..................... 766 765,165
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class B, (LIBOR USD 3 Month +
2.35%), 2.62%, 03/17/30
(b)(c)
.......... 4,200 4,080,719
OFSI Fund VI Ltd., Series 2014-6A, Class BR,
(LIBOR USD 3 Month + 1.50%), 1.78%,
03/20/25
(b)(c)
..................... 4,226 4,200,850
OneMain Direct Auto Receivables Trust, Series
2018-1A, Class A, 3.43%, 12/16/24
(b)
.... 18,758 18,994,678
OneMain Financial Issuance Trust
(b)
:
Series 2018-1A, Class A, 3.30%, 03/14/29 . 4,835 4,963,924
Series 2019-2A, Class A, 3.14%, 10/14/36 . 7,730 8,279,479
Palmer Square CLO Ltd., Series 2014-1A,
Class A1R2, (LIBOR USD 3 Month +
1.13%), 1.40%, 01/17/31
(b)(c)
.......... 15,000 14,820,783
Palmer Square Loan Funding Ltd.
(b)(c)
:
Series 2018-5A, Class A1, (LIBOR USD 3
Month + 0.85%), 1.12%, 01/20/27 .... 12,808 12,727,889
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.25%), 2.52%, 04/20/27 .... 3,450 3,411,198
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.85%), 1.12%, 07/20/27
(b)(c)
8,277 8,203,158
PCL Funding IV plc, Series 2020-1, Class C,
(SONIA1M IR + 2.20%), 0.00%, 09/15/24
(c)
GBP 230 296,781
Security Par (000) Value
Asset-Backed Securities (continued)
PFS Financing Corp.
(b)
:
Series 2018-B, Class A, 2.89%, 02/15/23 .. USD 9,120 $ 9,201,955
Series 2019-A, Class A1, (LIBOR USD 1
Month + 0.55%), 0.70%, 04/15/24
(c)
... 8,480 8,458,880
Series 2019-A, Class A2, 2.86%, 04/15/24 . 10,780 11,064,399
Series 2019-B, Class A, (LIBOR USD 1
Month + 0.55%), 0.70%, 09/15/23
(c)
... 33,100 33,151,798
Series 2020-F, Class A, 0.93%, 08/15/24 .. 3,840 3,842,560
Recette CLO Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.92%), 1.19%,
10/20/27
(b)(c)
..................... 6,375 6,364,763
Regatta VI Funding Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 1.35%,
07/20/28
(b)(c)
..................... 19,235 19,204,243
Regional Management Issuance Trust
(b)
:
Series 2019-1, Class A, 3.05%, 11/15/28 .. 5,930 5,935,008
Series 2020-1, Class A, 2.34%, 10/15/30
(d)
. 2,430 2,429,870
Republic Finance Issuance Trust, Series 2019-
A, Class A, 3.43%, 11/22/27
(b)
......... 17,110 17,394,438
Santander Drive Auto Receivables Trust:
Series 2020-2, Class B, 0.96%, 11/15/24 .. 2,810 2,819,240
Series 2020-2, Class C, 1.46%, 09/15/25 .. 9,680 9,798,627
Sesac Finance LLC, Series 2019-1, Class A2,
5.22%, 07/25/49
(b)
................. 3,029 3,216,435
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.51%,
07/20/30
(b)(c)
..................... 5,000 4,985,172
SLM Private Credit Student Loan Trust
(c)
:
Series 2004-A, Class A3, (LIBOR USD 3
Month + 0.40%), 0.65%, 06/15/33 .... 1,298 1,275,338
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 0.58%, 03/15/24 .... 1,883 1,864,382
Series 2005-A, Class A4, (LIBOR USD 3
Month + 0.31%), 0.56%, 12/15/38 .... 9,589 9,174,834
Series 2005-B, Class A4, (LIBOR USD 3
Month + 0.33%), 0.58%, 06/15/39 .... 8,241 7,811,868
Series 2007-A, Class A4A, (LIBOR USD 3
Month + 0.24%), 0.55%, 12/16/41 .... 5,944 5,713,942
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 4.90%, 10/15/41
(b)(c)
.......... 7,910 8,620,587
SLM Student Loan Trust, Series 2013-4, Class
A, (LIBOR USD 1 Month + 0.55%), 0.70%,
06/25/43
(c)
...................... 5,179 5,067,103
SMB Private Education Loan Trust
(b)
:
Series 2015-A, Class A2A, 2.49%, 06/15/27 4,081 4,127,968
Series 2016-A, Class A2A, 2.70%, 05/15/31 4,187 4,287,497
Series 2018-A, Class A2A, 3.50%, 02/15/36 20,310 21,521,737
Series 2018-B, Class A2B, (LIBOR USD 1
Month + 0.72%), 0.87%, 01/15/37
(c)
... 9,954 9,869,358
Series 2019-A, Class A2A, 3.44%, 07/15/36 6,210 6,540,673
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.83%), 0.98%, 09/15/37
(c)
... 1,410 1,396,582
SoFi Professional Loan Program LLC
(b)
:
Series 2016-A, Class A2, 2.76%, 12/26/36 . 1,793 1,814,762
Series 2016-C, Class A2B, 2.36%, 12/27/32 1,323 1,340,028
Series 2016-D, Class A2B, 2.34%, 04/25/33 1,430 1,455,614
Series 2016-E, Class A2B, 2.49%, 01/25/36 807 817,616
Series 2018-A, Class A2B, 2.95%, 02/25/42 7,770 8,025,084
Series 2019-A, Class A2FX, 3.69%,
06/15/48
(d)
.................... 6,180 6,434,146

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
82
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program Trust
(b)
:
Series 2018-C, Class A2FX, 3.59%,
01/25/48 ..................... USD 4,663 $ 4,929,343
Series 2018-D, Class A1FX, 3.12%,
02/25/48 ..................... 829 831,704
Series 2020-A, Class A2FX, 2.54%,
05/15/46 ..................... 12,040 12,501,461
Sound Point CLO XV Ltd., Series 2017-1A,
Class C, (LIBOR USD 3 Month + 2.50%),
2.76%, 01/23/29
(b)(c)
................ 1,500 1,453,030
Soundview Home Loan Trust, Series 2003-2,
Class A2, (LIBOR USD 1 Month + 1.30%),
1.45%, 11/25/33
(c)
................. 309 307,713
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
.... 11,780 11,822,277
Springleaf Funding Trust
(b)
:
Series 2015-BA, Class A, 3.48%, 05/15/28 . 12,553 12,605,511
Series 2017-AA, Class A, 2.68%, 07/15/30
(d)
6,750 6,752,923
Towd Point Mortgage Trust
(b)(e)
:
Series 2016-3, Class A1, 2.25%, 04/25/56 . 5,144 5,206,077
Series 2016-4, Class A1, 2.25%, 07/25/56 . 7,716 7,839,652
Transportation Finance Equipment Trust, Series
2019-1, Class A3, 1.85%, 04/24/23
(b)
..... 14,540 14,779,829
Treman Park CLO Ltd., Series 2015-1A, Class
ARR, (LIBOR USD 3 Month + 1.07%),
1.34%, 10/20/28
(b)(c)
................ 27,750 27,659,163
Tryon Park CLO Ltd., Series 2013-1A, Class
A1SR, (LIBOR USD 3 Month + 0.89%),
1.17%, 04/15/29
(b)(c)
................ 5,070 5,026,010
Turbo Finance plc, Series 9, Class B,
(SONIA1M IR + 1.65%), 0.00%, 08/20/28
(c)
GBP 1,590 2,051,657
Verizon Owner Trust, Series 2020-A, Class
A1A, 1.85%, 07/22/24 .............. USD 9,930 10,184,547
Westlake Automobile Receivables Trust, Series
2019-3A, Class A2, 2.15%, 02/15/23
(b)
.... 6,612 6,661,105
Total Asset-Backed Securities — 15.0%
(Cost: $1,112,366,655) ............................ 1,120,810,844
Corporate Bonds — 38.0%
Aerospace & Defense — 0.6%
Airbus SE, 1.38%, 06/09/26 ........... EUR 5,320 6,512,722
Boeing Co. (The), 2.70%, 05/01/22 ....... USD 4,580 4,670,455
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 237 247,419
L3Harris Technologies, Inc., 3.85%, 06/15/23 . 1,194 1,292,687
Raytheon Technologies Corp.:
2.80%, 03/15/22
(b)
................. 3,693 3,807,620
3.65%, 08/16/23 .................. 37 39,980
Rolls-Royce plc, 2.13%, 06/18/21 ........ EUR 530 613,072
Signature Aviation US Holdings, Inc., 5.38%,
05/01/26
(b)
..................... USD 917 926,170
Spirit AeroSystems Inc., 5.50%, 01/15/25
(b)
.. 424 426,120
Thales SA:
0.00%, 05/31/22 .................. EUR 3,300 3,870,207
0.75%, 06/07/23 .................. 3,900 4,654,593
TransDigm , Inc.
(b)
:
8.00%, 12/15/25 .................. USD 2,380 2,588,250
6.25%, 03/15/26 .................. 14,601 15,247,751
44,897,046
Airlines — 0.1%
Avianca Holdings SA, 9.00%, 05/10/23
(b)(f)(g)
.. 910 142,756
Continental Airlines Pass-Through Trust, Series
2000-1, Class B, 8.39%, 11/01/20 ...... 2 1,703
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 610 425,182
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
2,416 2,515,660
Security Par (000) Value
Airlines (continued)
Northwest Airlines Pass-Through Trust, Series
2002-1, Class G-2, 6.26%, 11/20/21 ..... USD 185 $ 181,493
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
206 218,242
3,485,036
Auto Components — 0.3%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 233 256,883
Allison Transmission, Inc., 5.00%, 10/01/24
(b)
. 647 653,509
Clarios Global LP
(b)
:
6.75%, 05/15/25 .................. 4,278 4,502,595
6.25%, 05/15/26 .................. 5,453 5,717,743
Conti-Gummi Finance BV, 1.13%, 09/25/24 .. EUR 2,240 2,678,551
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ...................... USD 69 74,865
Icahn Enterprises LP:
4.75%, 09/15/24 .................. 100 101,250
6.38%, 12/15/25 .................. 485 498,563
6.25%, 05/15/26 .................. 112 116,760
5.25%, 05/15/27 .................. 1,804 1,879,407
ZF Finance GmbH, 3.00%, 09/21/25 ...... EUR 4,600 5,244,804
ZF North America Capital, Inc., 4.50%,
04/29/22
(b)
..................... USD 2,431 2,485,697
24,210,627
Automobiles — 1.8%
BMW Finance NV, 0.00%, 04/14/23 ....... EUR 6,120 7,167,272
BMW US Capital LLC, 3.80%, 04/06/23
(b)
... USD 23,200 24,996,570
Daimler Finance North America LLC, 3.35%,
05/04/21
(b)
..................... 5,520 5,608,071
Daimler International Finance BV, 0.25%,
11/06/23 ...................... EUR 1,970 2,307,209
Fiat Chrysler Automobiles NV, 3.38%, 07/07/23 3,250 3,943,829
General Motors Co., 5.40%, 10/02/23 ..... USD 4,920 5,423,623
Nissan Motor Acceptance Corp.
(b)
:
2.55%, 03/08/21 .................. 12,731 12,797,088
3.65%, 09/21/21 .................. 25,000 25,496,124
Nissan Motor Co. Ltd.:
1.94%, 09/15/23 .................. EUR 1,520 1,811,814
3.04%, 09/15/23
(b)
................. USD 15,475 15,687,231
Tesla, Inc., 5.30%, 08/15/25
(b)
.......... 1,197 1,238,895
Volkswagen Group of America Finance LLC
(b)
:
2.70%, 09/26/22 .................. 2,145 2,223,613
3.13%, 05/12/23 .................. 23,300 24,595,865
133,297,204
Banks — 5.4%
Banco Bradesco SA, 2.85%, 01/27/23
(b)
.... 19,500 19,768,125
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(b)(c)
........ 690 690,000
Banco de Sabadell SA:
0.88%, 07/22/25 .................. EUR 1,500 1,758,221
(EUR Swap Annual 1 Year + 0.97%), 0.63%,
11/07/25
(c)
.................... 1,900 2,195,397
(EUR Swap Annual 1 Year + 1.55%), 1.13%,
03/11/27
(c)
.................... 700 821,805
Banco do Brasil SA, 4.75%, 03/20/24 ...... USD 920 968,300
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ 2,050 2,140,969
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
1,305 1,284,329
Banco Santander SA:
2.71%, 06/27/24 .................. 11,600 12,273,032
2.75%, 05/28/25 .................. 10,800 11,328,693
Bancolombia SA, 3.00%, 01/29/25 ....... 690 689,828
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(b)(c)
........ 1,798 1,804,743

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Banks (continued)
Bank of America Corp.
(c)
:
(LIBOR USD 3 Month + 0.37%), 2.74%,
01/23/22 ..................... USD 3,500 $ 3,524,632
(LIBOR USD 3 Month + 1.02%), 2.88%,
04/24/23 ..................... 5,690 5,885,673
(LIBOR USD 3 Month + 0.93%), 2.82%,
07/21/23 ..................... 14,500 15,060,049
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23 ..................... 11,000 11,547,748
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24 ..................... 20,000 21,659,661
(SOFR + 0.91%), 0.98%, 09/25/25 ...... 16,700 16,696,159
Bank of America NA, (LIBOR USD 3 Month +
0.65%), 3.34%, 01/25/23
(c)
........... 1,740 1,805,594
Banque Federative du Credit Mutuel SA:
0.13%, 02/05/24 .................. EUR 3,400 4,008,414
2.63%, 03/18/24 .................. 500 640,744
Barclays Bank plc, 1.70%, 05/12/22 ....... USD 6,025 6,128,990
Barclays plc, (LIBOR USD 3 Month + 1.40%),
4.61%, 02/15/23
(c)
................ 6,970 7,294,017
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(b)(c)
.......... 561 568,861
BNP Paribas SA:
0.75%, 11/11/22 .................. EUR 3,900 4,659,123
(SOFR + 2.07%), 2.22%, 06/09/26
(b)(c)
... USD 7,260 7,486,438
CIT Group, Inc., 5.00%, 08/01/23 ........ 1,188 1,232,550
Citigroup, Inc.
(c)
:
(LIBOR USD 3 Month + 0.72%), 3.14%,
01/24/23 ..................... 500 515,920
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23 ..................... 20,000 20,753,472
(SOFR + 2.75%), 3.11%, 04/08/26 ...... 12,805 13,859,318
Commerzbank AG, (EURIBOR 3 Month +
1.30%), 0.75%, 03/24/26
(c)
........... EUR 800 934,218
Credicorp Ltd., 2.75%, 06/17/25
(b)
........ USD 685 693,734
Danske Bank A/S
(b)(c)
:
(LIBOR USD 3 Month + 1.25%), 3.00%,
09/20/22 ..................... 17,255 17,582,497
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26 ................ 14,205 14,103,038
Discover Bank, 3.35%, 02/06/23 ......... 5,225 5,526,072
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 0.85%),
1.13%, 09/16/26
(b)(c)
............... 11,420 11,393,163
ING Groep NV, 1.00%, 09/20/23 ......... EUR 4,500 5,429,557
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. USD 950 967,813
JPMorgan Chase & Co.
(c)
:
(LIBOR USD 3 Month + 0.70%), 3.21%,
04/01/23 ..................... 3,600 3,740,724
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24 ..................... 27,900 30,223,545
(SOFR + 1.85%), 2.08%, 04/22/26 ...... 20,755 21,705,161
KBC Group NV, 1.13%, 01/25/24 ........ EUR 3,800 4,601,622
Lloyds Banking Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.10%), 1.33%, 06/15/23
(c)
......... USD 4,950 4,979,295
Mizuho Financial Group, Inc., 0.52%, 06/10/24 EUR 4,565 5,415,626
Natwest Group plc:
3.88%, 09/12/23 .................. USD 8,585 9,204,837
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(c)
............... 9,520 9,767,086
Santander Holdings USA, Inc.:
3.70%, 03/28/22 .................. 5,480 5,681,018
3.50%, 06/07/24 .................. 3,000 3,217,834
Security Par (000) Value
Banks (continued)
Santander UK Group Holdings plc:
3.57%, 01/10/23 .................. USD 1,715 $ 1,772,222
(LIBOR USD 3 Month + 1.08%), 3.37%,
01/05/24
(c)
.................... 3,715 3,879,149
Toronto-Dominion Bank (The), 0.38%, 04/25/24 EUR 2,625 3,107,996
UniCredit SpA, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(b)(c)
............... USD 4,475 4,435,092
Wells Fargo & Co.:
3.75%, 01/24/24 .................. 18,005 19,562,811
(SOFR + 1.60%), 1.65%, 06/02/24
(c)
..... 12,500 12,733,110
399,708,025
Beverages — 0.2%
Central American Bottling Corp., 5.75%,
01/31/27
(b)
..................... 1,990 2,062,242
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 410 413,403
Pernod Ricard SA:
0.00%, 10/24/23 .................. EUR 10,000 11,718,779
1.13%, 04/07/25 .................. 1,900 2,328,202
16,522,626
Biotechnology — 1.1%
AbbVie, Inc.:
3.45%, 03/15/22
(b)
................. USD 39,913 41,398,956
2.90%, 11/06/22 .................. 1,945 2,039,574
2.80%, 03/15/23
(b)
................. 6,200 6,481,694
1.50%, 11/15/23 .................. EUR 5,760 7,035,020
1.25%, 06/01/24
(b)
................. 1,305 1,584,416
2.95%, 11/21/26
(b)
................. USD 4,050 4,411,370
Gilead Sciences, Inc., 0.75%, 09/29/23 .... 21,270 21,314,667
84,265,697
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25
(b)
.... 1,765 1,841,197
CRH Finland Services OYJ, 0.88%, 11/05/23 . EUR 1,670 2,006,844
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... USD 576 608,573
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
...... 243 258,795
Masonite International Corp., 5.75%, 09/15/26
(b)
110 114,675
4,830,084
Capital Markets — 1.3%
Credit Suisse Group AG, 3.57%, 01/09/23
(b)
.. 8,565 8,859,536
Deutsche Bank AG, 4.25%, 02/04/21 ...... 11,560 11,682,786
Goldman Sachs Group, Inc. (The), (EURIBOR 3
Month + 0.55%), 0.11%, 04/21/23
(c)
..... EUR 4,890 5,736,308
ING Bank NV:
0.00%, 04/08/22 .................. 2,400 2,821,061
(EURIBOR 3 Month + 0.40%), 0.00%,
04/08/22
(c)
.................... 5,700 6,719,842
(EUR Swap Annual 5 Year + 2.25%), 3.62%,
02/25/26
(c)
.................... 4,443 5,274,831
Morgan Stanley
(c)
:
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24 ..................... USD 3,550 3,821,301
(EURIBOR 3 Month + 0.75%), 0.64%,
07/26/24 ..................... EUR 3,100 3,677,570
(SOFR + 1.99%), 2.19%, 04/28/26 ...... USD 18,245 19,107,710
MSCI, Inc., 5.38%, 05/15/27
(b)
.......... 2,192 2,339,960
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 1,290 1,397,917
UBS AG:
0.75%, 04/21/23 .................. EUR 4,405 5,275,476
(EUR Swap Annual 5 Year + 3.40%), 4.75%,
02/12/26
(c)
.................... 6,025 7,143,481
UBS Group AG
(c)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
.................... USD 5,810 6,025,540

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
84
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Capital Markets (continued)
(EUR Swap Annual 1 Year + 0.55%), 0.25%,
01/29/26 ..................... EUR 2,640 $ 3,094,302
Volvo Treasury AB:
(EURIBOR 3 Month + 0.65%), 0.16%,
09/13/21
(c)
.................... 4,200 4,931,303
0.00%, 02/11/23 .................. 940 1,101,684
99,010,608
Chemicals — 0.7%
Air Liquide Finance SA, 0.38%, 04/18/22 ... 2,500 2,949,445
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ...................... USD 865 897,318
Axalta Coating Systems LLC
(b)
:
4.88%, 08/15/24 .................. 308 313,775
4.75%, 06/15/27 .................. 1,384 1,415,140
BASF SE:
2.00%, 12/05/22 .................. EUR 4,520 5,542,476
0.10%, 06/05/23 .................. 3,500 4,120,227
Braskem Idesa SAPI, 7.45%, 11/15/29
(b)
.... USD 560 528,850
Chemours Co. (The):
6.63%, 05/15/23 .................. 522 528,261
7.00%, 05/15/25 .................. 125 126,563
Covestro AG, 0.88%, 02/03/26 .......... EUR 1,430 1,692,835
DuPont de Nemours, Inc.:
2.17%, 05/01/23 .................. USD 6,340 6,405,393
4.21%, 11/15/23 .................. 9,500 10,431,544
Equate Petrochemical BV, 4.25%, 11/03/26
(b)
. 2,077 2,176,551
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 2,663 2,716,260
Nutrition & Biosciences, Inc., 1.23%, 10/01/25
(b)
9,355 9,331,568
Phosagro OAO, 3.05%, 01/23/25
(b)
....... 1,180 1,201,387
WR Grace & Co., 5.63%, 10/01/24
(b)
...... 472 501,500
WR Grace & Co.-Conn., 4.88%, 06/15/27
(b)
.. 2,680 2,767,636
53,646,729
Commercial Services & Supplies — 0.5%
ACCO Brands Corp., 5.25%, 12/15/24
(b)
.... 513 525,184
ADT Security Corp. (The), 4.13%, 06/15/23 .. 396 414,216
Allied Universal Holdco LLC, 6.63%, 07/15/26
(b)
8,845 9,419,925
APX Group, Inc., 6.75%, 02/15/27
(b)
....... 658 682,675
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................. 5,662 5,743,533
6.38%, 05/01/25
(b)
................. 2,457 2,559,395
4.75%, 06/01/26 .................. 1,313 1,328,493
5.00%, 02/01/28
(b)
................. 118 118,885
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 40 41,700
Garda World Security Corp., 4.63%, 02/15/27
(b)
1,223 1,229,115
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 .................. 226 228,260
3.75%, 08/01/25 .................. 532 534,939
5.13%, 12/15/26 .................. 6,324 6,530,163
Motability Operations Group plc, 1.63%,
06/09/23 ...................... EUR 5,305 6,530,468
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 .................. USD 782 819,145
5.75%, 04/15/26 .................. 2,668 2,853,106
3.38%, 08/31/27 .................. 796 763,559
40,322,761
Communications Equipment — 0.1%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ...................... 1,266 1,283,154
CommScope , Inc.:
6.00%, 03/01/26 .................. 3,442 3,588,285
8.25%, 03/01/27 .................. 184 191,360
ViaSat, Inc., 5.63%, 04/15/27 .......... 4,493 4,622,174
9,684,973
Security Par (000) Value
Construction & Engineering — 0.0%
(b)
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29 ...................... USD 530 $ 471,699
Mexico City Airport Trust, 4.25%, 10/31/26 .. 2,080 1,840,800
2,312,499
Construction Materials — 0.0%
(b)
Cemex SAB de CV, 5.20%, 09/17/30 ...... 1,455 1,460,311
Inversiones CMPC SA, 3.85%, 01/13/30 .... 1,170 1,270,912
2,731,223
Consumer Finance — 3.0%
AerCap Ireland Capital DAC:
3.95%, 02/01/22 .................. 7,750 7,846,289
3.50%, 05/26/22 .................. 21,035 21,244,696
4.63%, 07/01/22 .................. 4,515 4,635,312
2.88%, 08/14/24 .................. 9,600 9,246,154
Capital One Financial Corp., 2.40%, 10/30/20 4,420 4,420,000
FCA Bank SpA, 0.50%, 09/18/23 ........ EUR 2,474 2,897,433
Ford Motor Credit Co. LLC:
3.34%, 03/18/21 .................. USD 4,000 4,001,000
3.34%, 03/28/22 .................. 9,589 9,551,603
2.98%, 08/03/22 .................. 503 495,455
3.35%, 11/01/22 .................. 357 351,645
4.14%, 02/15/23 .................. 10,623 10,689,075
3.37%, 11/17/23 .................. 15,574 15,340,390
3.81%, 01/09/24 .................. 1,611 1,594,890
5.13%, 06/16/25 .................. 3,947 4,070,344
General Motors Financial Co., Inc.:
3.70%, 11/24/20 .................. 7,720 7,731,403
3.20%, 07/06/21 .................. 29,901 30,353,467
4.20%, 11/06/21 .................. 14,325 14,785,474
5.20%, 03/20/23 .................. 19,565 21,224,951
Muthoot Finance Ltd., 6.13%, 10/31/22
(b)
... 1,110 1,126,997
Navient Corp.:
7.25%, 09/25/23 .................. 62 64,015
6.13%, 03/25/24 .................. 1,008 1,015,560
6.75%, 06/15/26 .................. 296 295,260
OneMain Finance Corp.:
6.88%, 03/15/25 .................. 145 160,903
7.13%, 03/15/26 .................. 2,158 2,410,917
Synchrony Financial:
3.75%, 08/15/21 .................. 15,000 15,301,236
2.85%, 07/25/22 .................. 8,300 8,541,930
Volkswagen Bank GmbH, 1.88%, 01/31/24 .. EUR 7,000 8,540,442
Volkswagen Leasing GmbH:
(EURIBOR 3 Month + 0.45%), 0.00%,
08/02/21
(c)
.................... 5,600 6,560,270
1.00%, 02/16/23 .................. 9,800 11,655,926
226,153,037
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
(b)
:
5.25%, 04/30/25 .................. USD 2,486 2,597,870
4.13%, 08/15/26 .................. 4,272 4,330,740
Crown Americas LLC:
4.75%, 02/01/26 .................. 2,705 2,806,437
4.25%, 09/30/26 .................. 948 981,180
Graphic Packaging International LLC, 4.88%,
11/15/22 ...................... 389 404,074
LABL Escrow Issuer LLC, 6.75%, 07/15/26
(b)
. 609 642,495
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 4,578 4,594,206
Trivium Packaging Finance BV, 5.50%,
08/15/26
(a)(b)
.................... 6,561 6,793,751
WRKCo, Inc., 3.75%, 03/15/25 .......... 2,210 2,469,734
25,620,487

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 5.88%, 05/15/26
(b)
............. USD 705 $ 731,437
Diversified Consumer Services — 0.1%
(b)
frontdoor, Inc., 6.75%, 08/15/26 ......... 1,668 1,776,420
Graham Holdings Co., 5.75%, 06/01/26 .... 2,200 2,315,500
4,091,920
Diversified Financial Services — 1.2%
GE Capital Funding LLC, 3.45%, 05/15/25
(b)
. 16,900 18,138,931
GE Capital International Funding Co. Unlimited
Co., 2.34%, 11/15/20 .............. 42,130 42,224,282
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............. 990 906,469
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 1,954 2,184,787
Refinitiv US Holdings, Inc., 6.25%, 05/15/26
(b)
1,460 1,562,200
Sabre GLBL, Inc.
(b)
:
5.25%, 11/15/23 .................. 280 273,700
9.25%, 04/15/25 .................. 925 1,018,027
7.38%, 09/01/25 .................. 798 805,980
Siemens Financieringsmaatschappij NV:
0.00%, 02/20/23 .................. EUR 6,500 7,643,864
0.38%, 09/06/23 .................. 5,710 6,796,061
Synchrony Bank, 3.65%, 05/24/21 ....... USD 10,000 10,151,592
91,705,893
Diversified Telecommunication Services — 1.2%
Altice France SA
(b)
:
7.38%, 05/01/26 .................. 4,195 4,395,941
8.13%, 02/01/27 .................. 5,744 6,260,960
AT&T, Inc., 1.05%, 09/05/23 ........... EUR 3,815 4,596,349
CCO Holdings LLC
(b)
:
5.13%, 05/01/27 .................. USD 8,193 8,620,838
5.88%, 05/01/27 .................. 741 777,976
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23 ........... 1,911 2,094,934
Series Y, 7.50%, 04/01/24 ........... 931 1,042,347
5.13%, 12/15/26
(b)
................. 6,667 6,849,609
4.00%, 02/15/27
(b)
................. 2,436 2,474,757
Deutsche Telekom International Finance BV,
4.25%, 07/13/22 ................. EUR 7,135 9,019,357
Level 3 Financing, Inc., 5.25%, 03/15/26 .... USD 3,858 3,996,695
Orange SA, 0.75%, 09/11/23 ........... EUR 8,000 9,590,641
QualityTech LP, 4.75%, 11/15/25
(b)
....... USD 475 492,670
Telecom Italia SpA, 5.30%, 05/30/24
(b)
..... 3,010 3,258,325
Telesat Canada, 4.88%, 06/01/27
(b)
....... 3,306 3,319,389
Telstra Corp. Ltd., 3.50%, 09/21/22 ....... EUR 4,700 5,898,014
Virgin Media Secured Finance plc, 5.50%,
08/15/26
(b)
..................... USD 3,239 3,376,658
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
9,353 9,205,456
85,270,916
Electric Utilities — 1.0%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(b)
..................... 390 380,494
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 1,185 1,214,255
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
8,085 8,681,063
Duke Energy Corp.:
3.95%, 10/15/23 .................. 8,435 9,195,872
0.90%, 09/15/25 .................. 5,885 5,885,838
Enel Americas SA, 4.00%, 10/25/26 ...... 2,110 2,297,263
Enel Finance International NV, 0.00%, 06/17/24 EUR 7,930 9,277,142
Enexis Holding NV, 3.38%, 01/26/22 ...... 2,200 2,696,092
ESB Finance DAC, 3.49%, 01/12/24 ...... 2,185 2,844,811
Exelon Corp., 2.45%, 04/15/21 .......... USD 4,890 4,932,334
FirstEnergy Corp., Series A, 2.85%, 07/15/22 . 4,346 4,454,704
ITC Holdings Corp., 2.70%, 11/15/22 ...... 2,180 2,273,763
Kallpa Generacion SA, 4.88%, 05/24/26 .... 441 474,902
Security Par (000) Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc., 2.75%,
05/01/25 ...................... USD 5,870 $ 6,344,565
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
..................... 2,486 2,592,152
NRG Energy, Inc., 6.63%, 01/15/27 ....... 3,296 3,485,520
RTE Reseau de Transport d'Electricite SADIR:
4.13%, 02/03/21 .................. EUR 3,400 4,042,115
1.63%, 10/08/24 .................. 1,000 1,248,232
Vistra Operations Co. LLC
(b)
:
5.63%, 02/15/27 .................. USD 4,205 4,437,116
5.00%, 07/31/27 .................. 934 978,832
77,737,065
Electrical Equipment — 0.2%
Eaton Capital Unlimited Co., 0.02%, 05/14/21 EUR 4,595 5,386,567
Schneider Electric SE:
0.00%, 06/12/23 .................. 1,700 1,999,519
0.25%, 09/09/24 .................. 2,900 3,446,782
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 .................. USD 800 868,000
5.00%, 10/01/25 .................. 2,325 2,499,375
14,200,243
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Technologies Holding GmbH, 0.75%,
05/04/26 ...................... EUR 2,645 3,138,034
CDW LLC:
5.50%, 12/01/24 .................. USD 1,312 1,431,720
4.13%, 05/01/25 .................. 4,526 4,673,095
9,242,849
Energy Equipment & Services — 0.1%
Archrock Partners LP, 6.88%, 04/01/27
(b)
.... 3,363 3,221,351
Halliburton Co., 3.80%, 11/15/25 ........ 398 432,461
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ...................... 2,895 2,921,185
USA Compression Partners LP, 6.88%,
04/01/26 ...................... 3,689 3,656,721
10,231,718
Entertainment — 0.1%
Live Nation Entertainment, Inc., 6.50%,
05/15/27
(b)
..................... 3,626 3,913,324
Netflix, Inc., 5.88%, 02/15/25 ........... 3,598 4,056,673
7,969,997
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.:
3.38%, 05/15/24 .................. 6,725 7,281,198
2.40%, 03/15/25 .................. 4,355 4,602,473
1.30%, 09/15/25 .................. 2,245 2,268,902
1.95%, 05/22/26 .................. EUR 2,710 3,442,736
Crown Castle International Corp.:
3.20%, 09/01/24 .................. USD 3,205 3,455,409
1.35%, 07/15/25 .................. 9,485 9,587,919
CyrusOne LP, 1.45%, 01/22/27 ......... EUR 945 1,099,064
Diversified Healthcare Trust, 9.75%, 06/15/25 USD 895 995,491
Equinix , Inc.:
2.63%, 11/18/24 .................. 30 31,898
1.25%, 07/15/25 .................. 7,215 7,264,433
1.00%, 09/15/25 .................. 7,500 7,446,336
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 5,150 5,460,442
4.50%, 09/01/26 .................. 1,494 1,515,685
5.75%, 02/01/27 .................. 1,115 1,201,413
Nationwide Health Properties, Inc., 6.59%,
07/07/38 ...................... 1,400 1,663,763
SBA Communications Corp., 3.88%, 02/15/27
(b)
5,926 6,014,890

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
86
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust, 7.50%, 09/15/25 ... USD 496 $ 527,099
Simon International Finance SCA, 1.38%,
11/18/22 ...................... EUR 1,535 1,821,019
Trust Fibra Uno, 4.87%, 01/15/30
(b)
....... USD 2,770 2,788,698
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 248 245,521
4.25%, 12/01/26 .................. 4,287 4,306,934
3.75%, 02/15/27 .................. 5,252 5,164,187
78,185,510
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 .................. 907 900,034
4.63%, 01/15/27 .................. 3,909 3,999,650
4,899,684
Food Products — 0.4%
BRF GmbH, 4.35%, 09/29/26 .......... 508 525,304
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 859 901,950
General Mills, Inc., 0.45%, 01/15/26 ...... EUR 1,420 1,683,063
JBS USA LUX SA, 5.75%, 06/15/25
(b)
...... USD 3,845 3,954,775
Kraft Heinz Foods Co.:
3.95%, 07/15/25 .................. 10,026 10,878,693
3.88%, 05/15/27
(b)
................. 4,545 4,814,112
Minerva Luxembourg SA, 6.50%, 09/20/26
(b)
. 790 820,612
Post Holdings, Inc.
(b)
:
5.00%, 08/15/26 .................. 3,575 3,664,375
5.75%, 03/01/27 .................. 1,617 1,699,871
28,942,755
Gas Utilities — 0.0%
Redexis Gas Finance BV, 1.88%, 05/28/25 .. EUR 900 1,102,324
Health Care Equipment & Supplies — 0.9%
Abbott Ireland Financing DAC:
0.88%, 09/27/23 .................. 4,445 5,361,018
0.10%, 11/19/24 .................. 3,290 3,878,190
Becton Dickinson and Co.:
2.89%, 06/06/22 .................. USD 30,000 31,062,302
1.40%, 05/24/23 .................. EUR 1,325 1,596,513
Becton Dickinson Euro Finance SARL, 1.21%,
06/04/26 ...................... 1,935 2,327,078
Danaher Corp., 1.70%, 03/30/24 ........ 1,600 1,976,469
Medtronic Global Holdings SCA:
0.00%, 12/02/22 .................. 11,190 13,138,135
0.38%, 03/07/23 .................. 4,330 5,127,994
0.00%, 10/15/25 .................. 2,380 2,780,888
67,248,587
Health Care Providers & Services — 0.9%
Anthem, Inc., 3.50%, 08/15/24 .......... USD 4,219 4,625,330
Centene Corp.
(b)
:
5.38%, 06/01/26 .................. 2,359 2,485,796
5.38%, 08/15/26 .................. 6,764 7,164,260
Community Health Systems, Inc.
(b)
:
8.63%, 01/15/24 .................. 136 135,320
6.63%, 02/15/25 .................. 2,520 2,438,100
8.00%, 03/15/26 .................. 2,543 2,499,769
CVS Health Corp.:
4.10%, 03/25/25 .................. 7,929 8,956,836
1.30%, 08/21/27 .................. 7,840 7,722,340
Express Scripts Holding Co., 2.60%, 11/30/20 8,700 8,730,537
HCA, Inc.:
5.38%, 02/01/25 .................. 3,605 3,947,475
5.38%, 09/01/26 .................. 5,296 5,852,080
LifePoint Health, Inc., 6.75%, 04/15/25
(b)
.... 1,162 1,223,005
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 1,124 1,166,105
Molina Healthcare, Inc., 4.88%, 06/15/25
(b)
.. 89 90,780
Security Par (000) Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. USD 300 $ 301,500
4.63%, 09/01/24
(b)
................. 1,518 1,530,326
4.88%, 01/01/26
(b)
................. 6,516 6,634,331
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 855 895,613
66,399,503
Health Care Technology — 0.1%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 .................. 200 209,000
5.00%, 05/15/27 .................. 3,184 3,338,647
3,547,647
Hotels, Restaurants & Leisure — 1.1%
1011778 BC ULC
(b)
:
5.75%, 04/15/25 .................. 3,257 3,476,847
5.00%, 10/15/25 .................. 6,878 7,052,426
Boyne USA, Inc., 7.25%, 05/01/25
(b)
...... 492 516,600
Caesars Entertainment, Inc., 6.25%, 07/01/25
(b)
5,779 6,040,471
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 678 699,187
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................. 469 525,583
10.50%, 02/01/26 ................. 256 283,520
9.88%, 08/01/27 .................. 268 283,970
Cedar Fair LP, 5.50%, 05/01/25
(b)
........ 1,535 1,581,050
Churchill Downs, Inc., 5.50%, 04/01/27
(b)
... 4,322 4,511,304
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24 .................. 1,028 1,022,860
5.38%, 05/01/25
(b)
................. 5,837 6,095,579
5.13%, 05/01/26 .................. 1,739 1,789,901
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 1,270 1,290,225
KFC Holding Co., 5.25%, 06/01/26
(b)
...... 505 524,695
Marriott International, Inc., 2.88%, 03/01/21 .. 22,674 22,814,984
MGM Resorts International:
7.75%, 03/15/22 .................. 2,272 2,394,801
6.00%, 03/15/23 .................. 475 492,767
5.75%, 06/15/25 .................. 757 793,942
NCL Corp. Ltd., 10.25%, 02/01/26
(b)
....... 80 83,350
Powdr Corp., 6.00%, 08/01/25
(b)
......... 356 364,010
Scientific Games International, Inc., 5.00%,
10/15/25
(b)
..................... 2,013 2,023,065
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
2,793 2,971,054
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 244 258,945
Wyndham Destinations, Inc., 6.63%, 07/31/26
(b)
305 319,521
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 893 830,490
Wynn Resorts Finance LLC, 7.75%, 04/15/25
(b)
2,509 2,657,244
Yum! Brands, Inc., 7.75%, 04/01/25
(b)
...... 6,221 6,899,400
78,597,791
Household Durables — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
248 261,640
Lennar Corp., 5.25%, 06/01/26 ......... 6,565 7,369,212
Meritage Homes Corp., 5.13%, 06/06/27 .... 507 561,502
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
2,496 2,688,541
PulteGroup, Inc.:
5.50%, 03/01/26 .................. 515 587,100
5.00%, 01/15/27 .................. 2,158 2,441,238
TRI Pointe Group, Inc., 5.25%, 06/01/27 .... 961 1,025,868
14,935,101
Household Products — 0.0%
(b)
Energizer Holdings, Inc., 7.75%, 01/15/27 ... 1,242 1,356,885
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31 ...................... 605 618,613
1,975,498

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., 5.25%, 06/01/26
(b)
........ USD 4,029 $ 4,185,648
Clearway Energy Operating LLC, 5.75%,
10/15/25 ...................... 2,670 2,803,500
Colbun SA, 3.15%, 03/06/30
(b)
.......... 295 317,678
7,306,826
Industrial Conglomerates — 0.2%
Grupo KUO SAB de CV, 5.75%, 07/07/27
(b)
.. 560 540,750
Honeywell International, Inc., 1.30%, 02/22/23 EUR 6,450 7,799,819
Roper Technologies, Inc., 1.00%, 09/15/25 .. USD 4,530 4,539,776
12,880,345
Insurance — 0.1%
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 201 215,070
Marsh & McLennan Cos., Inc., 1.35%, 09/21/26 EUR 3,040 3,755,812
Willis Towers Watson plc, 5.75%, 03/15/21 .. USD 2,206 2,255,285
6,226,167
Interactive Media & Services — 0.1%
Baidu, Inc., 2.88%, 07/06/22 ........... 8,205 8,451,150
Tencent Holdings Ltd., 2.39%, 06/03/30
(b)
... 2,042 2,081,023
10,532,173
Internet & Direct Marketing Retail — 0.1%
Expedia Group, Inc., 3.60%, 12/15/23
(b)
.... 9,090 9,287,359
IT Services — 0.2%
Amadeus IT Group SA, 2.50%, 05/20/24 .... EUR 6,100 7,443,702
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
USD 884 884,000
Capgemini SE, 0.63%, 06/23/25 ......... EUR 2,400 2,865,025
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... USD 769 776,690
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 200 209,500
12,178,917
Leisure Products — 0.0%
Mattel, Inc., 6.75%, 12/31/25
(b)
.......... 1,806 1,905,330
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 2,550 3,234,347
Machinery — 0.3%
Atlas Copco AB, 2.50%, 02/28/23 ........ 5,700 7,107,360
Colfax Corp., 6.38%, 02/15/26
(b)
......... USD 2,665 2,824,900
EnPro Industries, Inc., 5.75%, 10/15/26 .... 156 164,580
KION Group AG, 1.63%, 09/24/25 ........ EUR 2,200 2,581,454
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
USD 981 1,012,882
Parker-Hannifin Corp., 2.70%, 06/14/24 .... 2,115 2,264,415
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... 1,791 1,815,626
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. 916 980,120
Terex Corp., 5.63%, 02/01/25
(b)
......... 2,967 2,974,418
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
.. 2,166 2,251,048
23,976,803
Media — 1.7%
Altice Financing SA, 7.50%, 05/15/26
(b)
..... 7,984 8,451,303
AMC Networks, Inc.:
5.00%, 04/01/24 .................. 766 783,235
4.75%, 08/01/25 .................. 186 192,267
Cable Onda SA, 4.50%, 01/30/30
(b)
....... 590 614,706
Charter Communications Operating LLC:
4.46%, 07/23/22 .................. 9,000 9,528,634
4.50%, 02/01/24 .................. 12,280 13,616,268
4.91%, 07/23/25 .................. 9,000 10,406,005
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 981 1,003,367
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 4,709 4,521,817
Cox Communications, Inc., 3.15%, 08/15/24
(b)
7,755 8,344,339
CSC Holdings LLC:
5.25%, 06/01/24 .................. 5,780 6,199,050
5.50%, 05/15/26
(b)
................. 4,125 4,290,000
Security Par (000) Value
Media (continued)
DISH DBS Corp.:
5.88%, 07/15/22 .................. USD 1,722 $ 1,790,880
5.00%, 03/15/23 .................. 1,504 1,534,080
7.75%, 07/01/26 .................. 2,347 2,580,198
GCI LLC, 6.63%, 06/15/24
(b)
........... 47 50,412
Informa plc, 1.50%, 07/05/23 ........... EUR 5,000 5,837,546
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20 .................. USD 4,490 4,490,000
3.75%, 10/01/21 .................. 1,545 1,593,788
JCDecaux SA, 2.00%, 10/24/24 ......... EUR 1,900 2,325,048
MMS USA Investments, Inc., 0.63%, 06/13/25 3,300 3,890,187
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... USD 1,626 1,625,659
RELX Finance BV, 0.00%, 03/18/24 ...... EUR 1,620 1,896,824
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 .................. USD 2,735 2,829,016
5.38%, 07/15/26 .................. 2,545 2,648,581
5.00%, 08/01/27 .................. 1,019 1,062,308
Sky Ltd., 1.50%, 09/15/21 ............. EUR 2,040 2,430,086
Univision Communications, Inc., 6.63%,
06/01/27
(b)
..................... USD 3,361 3,281,176
ViacomCBS, Inc., 3.88%, 04/01/24 ....... 3,860 4,206,107
Videotron Ltd., 5.13%, 04/15/27
(b)
........ 2,464 2,592,128
WPP Finance 2013, 3.00%, 11/20/23 ...... EUR 1,610 2,060,569
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
..... USD 836 864,215
Ziggo BV, 5.50%, 01/15/27
(b)
........... 7,120 7,458,200
124,997,999
Metals & Mining — 0.4%
Anglo American Capital plc, 4.13%, 04/15/21
(b)
2,221 2,255,584
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 455 464,669
Arconic Corp., 6.00%, 05/15/25
(b)
........ 1,561 1,667,031
Constellium SE
(b)
:
5.75%, 05/15/24 .................. 592 602,360
6.63%, 03/01/25 .................. 500 511,563
5.88%, 02/15/26 .................. 5,610 5,756,084
Freeport-McMoRan, Inc., 4.55%, 11/14/24 ... 1,882 2,022,736
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 1,130 1,116,522
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 1,260 1,368,675
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 685 705,023
Kaiser Aluminum Corp., 6.50%, 05/01/25
(b)
.. 236 243,266
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 2,226 2,317,823
Novelis Corp., 5.88%, 09/30/26
(b)
........ 6,444 6,621,210
Nucor Corp., 2.00%, 06/01/25 .......... 1,245 1,299,479
Steel Dynamics, Inc., 2.40%, 06/15/25 ..... 765 798,180
United States Steel Corp., 12.00%, 06/01/25
(b)
750 798,368
Usiminas International SARL, 5.88%,
07/18/26
(b)
..................... 510 519,403
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 1,040 1,068,340
30,136,316
Multiline Retail — 0.0%
Macy's, Inc., 8.38%, 06/15/25
(b)
......... 1,621 1,676,001
Multi-Utilities — 0.6%
CenterPoint Energy, Inc., 2.50%, 09/01/22 .. 5,150 5,322,257
Dominion Energy, Inc., 2.72%, 08/15/21
(a)
... 10,910 11,109,790
E.ON SE, 0.00%, 10/24/22 ............ EUR 5,720 6,719,626
Engie SA, 0.38%, 02/28/23 ............ 3,600 4,266,903
innogy Finance BV, 0.75%, 11/30/22 ...... 1,150 1,369,901
National Grid Electricity Transmission plc,
0.19%, 01/20/25 ................. 1,490 1,758,183
Sempra Energy, (LIBOR USD 3 Month +
0.50%), 0.78%, 01/15/21
(c)
........... USD 6,185 6,185,559
Veolia Environnement SA, 0.67%, 03/30/22 .. EUR 5,400 6,390,301
43,122,520

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
88
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Oil, Gas & Consumable Fuels — 3.3%
BP Capital Markets plc, 1.11%, 02/16/23 .... EUR 3,995 $ 4,821,938
Cenovus Energy, Inc.:
3.00%, 08/15/22 .................. USD 59 57,512
5.38%, 07/15/25 .................. 1,103 1,061,568
Cheniere Energy Partners LP:
5.25%, 10/01/25 .................. 747 764,181
5.63%, 10/01/26 .................. 1,242 1,291,680
CNX Resources Corp., 7.25%, 03/14/27
(b)
... 466 475,320
Continental Resources, Inc.:
5.00%, 09/15/22 .................. 731 725,576
4.50%, 04/15/23 .................. 592 564,176
CrownRock LP, 5.63%, 10/15/25
(b)
....... 5,421 5,109,292
DCP Midstream Operating LP:
5.38%, 07/15/25 .................. 3,185 3,283,990
5.63%, 07/15/27 .................. 867 886,941
Diamondback Energy, Inc.:
2.88%, 12/01/24 .................. 8,710 8,818,941
4.75%, 05/31/25 .................. 8,600 9,277,146
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. 1,005 1,032,638
5.50%, 01/30/26 .................. 2,171 2,154,717
Energy Transfer Operating LP:
3.60%, 02/01/23 .................. 2,900 2,984,233
4.25%, 03/15/23 .................. 35,795 37,217,546
5.88%, 01/15/24 .................. 10,825 11,918,190
4.50%, 04/15/24 .................. 1,433 1,517,887
Enterprise Products Operating LLC, 2.85%,
04/15/21 ...................... 5,800 5,864,628
EQM Midstream Partners LP
(b)
:
6.00%, 07/01/25 .................. 1,010 1,041,563
6.50%, 07/01/27 .................. 903 957,198
Exxon Mobil Corp., 0.14%, 06/26/24 ...... EUR 8,510 10,015,185
Geopark Ltd., 5.50%, 01/17/27
(b)
......... USD 520 458,087
GNL Quintero SA, 4.63%, 07/31/29 ....... 2,750 2,944,013
Kinder Morgan Energy Partners LP, 4.25%,
09/01/24 ...................... 1,530 1,692,987
Kinder Morgan, Inc.:
5.00%, 02/15/21
(b)
................. 7,000 7,087,859
3.15%, 01/15/23 .................. 13,475 14,152,571
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 1,855 1,910,648
Marathon Petroleum Corp., 4.50%, 05/01/23 . 9,540 10,295,625
MEG Energy Corp., 6.50%, 01/15/25
(b)
..... 1,338 1,312,471
MPLX LP:
6.25%, 10/15/22 .................. 2,658 2,660,887
3.50%, 12/01/22 .................. 4,885 5,119,836
1.75%, 03/01/26 .................. 5,395 5,370,694
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
. 2,447 2,558,339
Newfield Exploration Co., 5.63%, 07/01/24 .. 9,278 9,000,131
NuStar Logistics LP, 5.75%, 10/01/25 ...... 296 305,709
Occidental Petroleum Corp.:
2.70%, 08/15/22 .................. 1,381 1,290,365
2.90%, 08/15/24 .................. 4,849 4,114,037
Ovintiv, Inc., 3.90%, 11/15/21 ........... 4,850 4,848,426
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 .................. 3,220 3,211,950
5.25%, 08/15/25 .................. 111 109,890
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
... 2,842 2,913,107
PDC Energy, Inc., 5.75%, 05/15/26 ....... 235 218,209
Petrobras Global Finance BV:
4.38%, 05/20/23 .................. 760 797,050
5.30%, 01/27/25 .................. 3,970 4,302,984
7.38%, 01/17/27 .................. 510 602,106
QEP Resources, Inc., 5.25%, 05/01/23 ..... 725 527,438
Range Resources Corp., 5.00%, 08/15/22 ... 200 192,940
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 672 677,040
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 5,967 6,757,495
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sinopec Group Overseas Development 2018
Ltd.
(b)
:
2.15%, 05/13/25 .................. USD 510 $ 527,314
2.70%, 05/13/30 .................. 410 431,476
SM Energy Co., 10.00%, 01/15/25
(b)
...... 553 525,350
Southwestern Energy Co.:
4.10%, 03/15/22 .................. 179 176,762
6.45%, 01/23/25
(a)
................. 61 59,094
7.50%, 04/01/26 .................. 456 445,740
Spectra Energy Partners LP, 4.75%, 03/15/24 1,710 1,904,330
Sunoco LP:
4.88%, 01/15/23 .................. 42 42,210
6.00%, 04/15/27 .................. 54 55,485
Tallgrass Energy Partners LP, 7.50%,
10/01/25
(b)
..................... 366 367,482
Targa Resources Partners LP:
4.25%, 11/15/23 .................. 1,301 1,287,990
5.13%, 02/01/25 .................. 623 621,442
5.88%, 04/15/26 .................. 1,255 1,288,509
TerraForm Power Operating LLC, 4.25%,
01/31/23
(b)
..................... 3,355 3,438,472
Total Capital International SA, 0.25%, 07/12/23 EUR 4,400 5,213,697
TransCanada PipeLines Ltd., 3.75%, 10/16/23 USD 1,580 1,711,364
Western Midstream Operating LP, 3.95%,
06/01/25 ...................... 942 885,292
Williams Cos., Inc. (The):
4.00%, 11/15/21 .................. 4,650 4,788,724
3.60%, 03/15/22 .................. 7,040 7,278,139
3.70%, 01/15/23 .................. 5,300 5,601,224
WPX Energy, Inc.:
8.25%, 08/01/23 .................. 190 214,700
5.25%, 09/15/24 .................. 654 681,658
5.75%, 06/01/26 .................. 377 390,195
245,211,589
Pharmaceuticals — 0.7%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 442 486,200
8.50%, 01/31/27 .................. 5,207 5,721,191
Bausch Health Cos., Inc.
(b)
:
6.13%, 04/15/25 .................. 2,896 2,964,780
5.50%, 11/01/25 .................. 387 397,159
9.00%, 12/15/25 .................. 4,662 5,071,323
Bayer Capital Corp. BV, 1.50%, 06/26/26 ... EUR 2,600 3,224,249
Catalent Pharma Solutions, Inc.
(b)
:
4.88%, 01/15/26 .................. USD 947 965,940
5.00%, 07/15/27 .................. 248 257,920
Merck Financial Services GmbH, 0.01%,
12/15/23 ...................... EUR 4,500 5,285,617
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. USD 4,195 4,395,018
Shire Acquisitions Investments Ireland DAC,
2.88%, 09/23/23 ................. 4,600 4,875,769
Takeda Pharmaceutical Co. Ltd., 4.40%,
11/26/23 ...................... 8,109 9,004,049
Upjohn Finance BV, 0.82%, 06/23/22 ...... EUR 5,090 6,030,894
48,680,109
Professional Services — 0.2%
(b)
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 USD 4,709 5,057,701
Jaguar Holding Co. II/PPD Development LP,
4.63%, 06/15/25 ................. 5,611 5,779,330
10,837,031
Real Estate Management & Development — 0.2%
Howard Hughes Corp. (The), 5.38%, 03/15/25
(b)
3,968 4,031,885
Unique Pub Finance Co. plc (The), Series M,
7.40%, 03/28/24
(a)
................ GBP 4,920 6,602,436

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Real Estate Management & Development (continued)
Vonovia Finance BV:
0.13%, 04/06/23 .................. EUR 4,100 $ 4,820,851
1.63%, 04/07/24 .................. 1,800 2,217,501
17,672,673
Road & Rail — 0.7%
Penske Truck Leasing Co. LP
(b)
:
3.30%, 04/01/21 .................. USD 7,930 8,023,162
3.38%, 02/01/22 .................. 14,259 14,723,488
4.25%, 01/17/23 .................. 3,235 3,481,476
2.70%, 03/14/23 .................. 11,114 11,569,675
2.70%, 11/01/24 .................. 3,595 3,814,183
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 850 890,109
Ryder System, Inc., 3.75%, 06/09/23 ...... 4,735 5,089,694
Uber Technologies, Inc.
(b)
:
7.50%, 11/01/23 .................. 1,131 1,178,163
7.50%, 05/15/25 .................. 1,762 1,877,569
50,647,519
Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Corp., 3.63%, 01/15/24 ....... 10,800 11,615,841
Broadcom, Inc.:
3.13%, 04/15/21 .................. 8,380 8,473,018
3.63%, 10/15/24 .................. 4,400 4,797,649
4.70%, 04/15/25 .................. 25,555 29,038,467
Entegris, Inc., 4.63%, 02/10/26
(b)
........ 753 769,943
Microchip Technology, Inc., 4.25%, 09/01/25
(b)
5,063 5,253,160
NXP BV
(b)
:
3.88%, 09/01/22 .................. 24,804 26,215,776
2.70%, 05/01/25 .................. 650 688,586
3.88%, 06/18/26 .................. 6,000 6,721,778
Qorvo, Inc., 5.50%, 07/15/26 ........... 2,961 3,140,318
96,714,536
Software — 0.5%
Amadeus Capital Markets SA, 1.63%, 11/17/21 EUR 3,100 3,673,398
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
... USD 6,678 7,132,505
BY Crown Parent LLC, 4.25%, 01/31/26
(b)
... 2,015 2,051,522
CA, Inc., 3.60%, 08/15/22 ............. 3,655 3,737,654
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 3,223 3,287,460
CDK Global, Inc., 4.88%, 06/01/27 ....... 3,412 3,591,130
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 2,938 2,980,013
Dassault Systemes SE, 0.00%, 09/16/22 ... EUR 4,600 5,404,165
Nuance Communications, Inc., 5.63%, 12/15/26 USD 2,665 2,811,575
PTC, Inc., 3.63%, 02/15/25
(b)
........... 2,225 2,258,375
Veritas US, Inc.
(b)
:
7.50%, 02/01/23 .................. 847 845,060
7.50%, 09/01/25 .................. 2,295 2,366,719
40,139,576
Specialty Retail — 0.1%
L Brands, Inc., 6.88%, 07/01/25
(b)
........ 936 1,010,880
Michaels Stores, Inc., 4.75%, 10/01/27
(b)
.... 417 413,351
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 599 596,559
PetSmart, Inc., 5.88%, 06/01/25
(b)
........ 4,497 4,603,129
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 873 888,278
7,512,197
Technology Hardware, Storage & Peripherals — 0.4%
(b)
Dell International LLC:
4.42%, 06/15/21 .................. 3,181 3,256,180
5.45%, 06/15/23 .................. 24,275 26,613,304
Diebold Nixdorf, Inc., 9.38%, 07/15/25 ..... 251 264,805
NCR Corp., 8.13%, 04/15/25 ........... 677 748,254
30,882,543
Security Par (000) Value
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE:
0.38%, 05/26/22 .................. EUR 500 $ 590,691
0.00%, 02/11/24 .................. 4,000 4,700,324
0.00%, 02/11/26 .................. 4,700 5,503,748
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. USD 615 641,906
11,436,669
Thrifts & Mortgage Finance — 0.0%
(b)
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25 ...................... 907 947,543
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27 ...................... 788 681,620
1,629,163
Tobacco — 1.0%
Altria Group, Inc., 3.80%, 02/14/24 ....... 14,604 15,962,576
BAT Capital Corp.:
3.22%, 08/15/24 .................. 23,990 25,667,303
2.79%, 09/06/24 .................. 29,510 31,163,078
BAT International Finance plc:
3.25%, 06/07/22
(b)
................. 545 568,008
0.88%, 10/13/23 .................. EUR 2,124 2,535,273
Philip Morris International, Inc., 0.13%,
08/03/26 ...................... 730 845,372
76,741,610
Trading Companies & Distributors — 0.6%
Air Lease Corp.:
2.50%, 03/01/21 .................. USD 20,000 20,120,536
2.63%, 07/01/22 .................. 8,375 8,486,138
3.88%, 07/03/23 .................. 4,500 4,689,358
Fortress Transportation and Infrastructure
Investors LLC, 9.75%, 08/01/27
(b)
...... 89 95,286
HD Supply, Inc., 5.38%, 10/15/26
(b)
....... 5,695 5,957,198
United Rentals North America, Inc., 4.63%,
10/15/25 ...................... 281 287,322
WESCO Distribution, Inc., 7.13%, 06/15/25
(b)
. 7,080 7,712,244
47,348,082
Transportation Infrastructure — 0.0%
Autoroutes du Sud de la France SA, 2.95%,
01/17/24 ...................... EUR 2,500 3,198,192
Wireless Telecommunication Services — 0.6%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... USD 6,436 6,456,273
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 2,309 2,454,836
Millicom International Cellular SA, 5.13%,
01/15/28
(b)
..................... 1,640 1,693,812
Sprint Corp.:
7.88%, 09/15/23 .................. 3,668 4,213,615
7.13%, 06/15/24 .................. 892 1,026,344
7.63%, 02/15/25 .................. 1,082 1,265,940
7.63%, 03/01/26 .................. 2,744 3,315,809
Sprint Spectrum Co. LLC
(b)
:
3.36%, 09/20/21
(a)
................. 786 795,056
4.74%, 03/20/25 .................. 8,110 8,768,938
T-Mobile USA, Inc.:
3.50%, 04/15/25
(b)
................. 7,515 8,246,210
4.50%, 02/01/26 .................. 286 294,694
VEON Holdings BV, 4.00%, 04/09/25
(b)
..... 1,995 2,064,825
40,596,352
Total Corporate Bonds — 38.0%
(Cost: $2,766,817,567) ............................ 2,834,424,044

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
90
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Floating Rate Loan Interests — 0.0%
Chemicals — 0.0%
Illuminate Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.31%, 06/30/27
(h)
.... USD 37 $ 36,653
Total Floating Rate Loan Interests — 0.0%
(Cost: $36,075) ................................. 36,653
Foreign Agency Obligations — 4.3%
Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC, 6.88%,
10/05/25 ....................... 587 653,038
CBB International Sukuk Programme Co. SPC,
6.25%, 11/14/24
(b)
................. 202 216,392
869,430
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 3.63%,
02/04/25
(b)
...................... 1,000 996,250
Canada — 4.1%
Canada Housing Trust No. 1, 2.40%, 12/15/22
(b)
CAD 384,000 301,464,008
Chile — 0.0%
(b)
Empresa de los Ferrocarriles del Estado,
3.07%, 08/18/50 .................. USD 575 560,625
Empresa de Transporte de Pasajeros Metro SA,
3.65%, 05/07/30 .................. 655 722,956
1,283,581
Colombia — 0.0%
Ecopetrol SA, 5.38%, 06/26/26 ........... 2,070 2,278,617
Indonesia — 0.0%
Pertamina Persero PT, 3.10%, 08/27/30 .... 2,097 2,175,638
Mexico — 0.1%
Petroleos Mexicanos :
6.88%, 08/04/26 .................. 1,720 1,655,328
6.84%, 01/23/30
(b)
................. 1,570 1,401,225
5.95%, 01/28/31
(b)
................. 5,370 4,482,004
7,538,557
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%, 09/14/25
(b)
.............. 1,110 1,121,100
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%,
09/28/27
(b)
...................... 690 693,229
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
(b)
:
2.88%, 04/16/24 .................. 3,245 3,402,382
3.50%, 04/16/29 .................. 920 1,009,413
4,411,795
Total Foreign Agency Obligations — 4.3%
(Cost: $328,525,510) .............................. 322,832,205
Foreign Government Obligations — 1.5%
Bahrain — 0.0%
Kingdom of Bahrain, 7.00%, 01/26/26 ...... 1,403 1,554,699
Brazil — 0.1%
Federative Republic of Brazil:
4.88%, 01/22/21 .................. 2,440 2,472,788
4.63%, 01/13/28 .................. 1,940 2,100,050
4,572,838
Security Par (000) Value
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.75%,
01/15/31
(b)
...................... USD 505 $ 561,813
Republic of Chile:
2.25%, 10/30/22 .................. 950 980,875
3.24%, 02/06/28 .................. 4,150 4,611,687
2.45%, 01/31/31 .................. 3,710 3,904,775
10,059,150
Colombia — 0.2%
Republic of Colombia:
4.00%, 02/26/24 .................. 384 410,040
8.13%, 05/21/24 .................. 3,010 3,640,595
4.50%, 01/28/26 .................. 3,760 4,155,975
3.88%, 04/25/27 .................. 2,510 2,710,800
4.50%, 03/15/29 .................. 869 973,552
4.13%, 05/15/51 .................. 510 531,675
12,422,637
Dominican Republic — 0.1%
Dominican Republic Government Bond:
5.50%, 01/27/25 .................. 3,599 3,823,938
6.88%, 01/29/26 .................. 1,010 1,124,256
4.88%, 09/23/32
(b)
................. 1,210 1,197,900
6,146,094
Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22 .................. 500 511,406
5.58%, 02/21/23
(b)
................. 1,160 1,190,087
5.75%, 05/29/24
(b)
................. 935 956,038
4.75%, 04/11/25
(b)
................. EUR 290 330,448
5.88%, 06/11/25 .................. USD 989 1,014,343
5.25%, 10/06/25 .................. 1,595 1,591,013
7.60%, 03/01/29 .................. 1,168 1,194,645
6.38%, 04/11/31
(b)
................. EUR 1,250 1,363,431
8,151,411
Indonesia — 0.1%
Republic of Indonesia:
3.75%, 04/25/22 .................. USD 1,290 1,343,213
4.75%, 01/08/26 .................. 2,010 2,335,369
0.90%, 02/14/27 .................. EUR 1,850 2,117,518
3.50%, 01/11/28 .................. USD 1,600 1,749,000
4.10%, 04/24/28 .................. 1,190 1,352,137
4.75%, 02/11/29 .................. 450 532,687
9,429,924
Israel — 0.0%
State of Israel Government Bond, 2.75%,
07/03/30 ....................... 990 1,091,475
Mexico — 0.1%
United Mexican States:
4.13%, 01/21/26 .................. 1,460 1,622,060
4.50%, 04/22/29 .................. 1,997 2,238,512
3,860,572
Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24 .................. 2,840 3,109,800
3.88%, 03/17/28 .................. 2,560 2,903,200
6,013,000
Paraguay — 0.1%
Republic of Paraguay, 4.95%, 04/28/31
(b)
.... 4,368 5,045,040

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Peru — 0.1%
Republic of Peru, 2.39%, 01/23/26 ........ USD 5,229 $ 5,490,450
Philippines — 0.1%
Republic of Philippines, 3.75%, 01/14/29 .... 4,460 5,205,656
Poland — 0.0%
Republic of Poland, 3.25%, 04/06/26 ....... 862 972,713
Qatar — 0.1%
State of Qatar:
3.40%, 04/16/25
(b)
................. 1,290 1,415,372
4.50%, 04/23/28 .................. 3,055 3,646,906
4.00%, 03/14/29
(b)
................. 3,740 4,371,125
9,433,403
Romania — 0.0%
Romania Government Bond, 3.00%, 02/14/31
(b)
1,940 1,990,925
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26 .................. 2,600 2,977,000
4.25%, 06/23/27 .................. 2,600 2,925,000
5,902,000
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 .................. 2,050 2,272,938
3.25%, 10/26/26 .................. 854 928,298
3.63%, 03/04/28 .................. 600 664,313
4.38%, 04/16/29
(b)
................. 2,180 2,554,687
6,420,236
Ukraine — 0.0%
Ukraine Government Bond:
8.99%, 02/01/24 .................. 930 970,455
7.75%, 09/01/24 .................. 953 956,574
7.25%, 03/15/33
(b)
................. 715 656,012
2,583,041
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 10/27/27 1,684 1,945,014
Total Foreign Government Obligations — 1.5%
(Cost: $105,545,267) .............................. 108,290,278
Shares
Investment Companies — 2.2%
iShares Short Maturity Bond ETF
*
......... 3,180,000 159,349,800
Total Investment Companies — 2.2%
(Cost: $159,438,279) .............................. 159,349,800
Par (000)
Municipal Bonds — 0.2%
South Carolina - 0.2%
South Carolina Public Service Authority:
Series 2016D, RB, 2.39%, 12/01/23 ..... 8,975 9,430,212
Series 2012E, RB, 3.72%, 12/01/23 ..... 6,833 7,460,064
16,890,276
Total Municipal Bonds — 0.2%
(Cost: $15,416,484) ............................... 16,890,276
Security Par (000) Value
Non-Agency Mortgage-Backed Securities — 13.9%
Collateralized Mortgage Obligations — 2.3%
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 3.96%, 11/25/33
(e)
......... USD 241 $ 228,706
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.43%, 07/25/34
(e)
.............. 364 365,249
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 1.68%, 12/25/35
(b)(e)*
......... 19 17,535
Chase Home Lending Mortgage Trust
(b)(e)
:
Series 2019-ATR2, Class A11, 1.05%,
07/25/49 ..................... 2,818 2,812,718
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 ..................... 6,031 6,210,107
CHL Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.69%,
02/25/35
(e)
.................... 296 278,199
Series 2005-17, Class 1A6, 5.50%, 09/25/35 549 545,853
Series 2005-HYB8, Class 2A1, 3.29%,
12/20/35
(e)
.................... 794 726,174
CMF plc
(e)
:
Series 2020-1, Class B, 1.06%, 01/16/57 .. GBP 220 272,194
Series 2020-1, Class C, 1.31%, 01/16/57 .. 105 127,880
CSMC Trust, Series 2019-RP10, Class A1,
3.12%, 12/26/59
(b)(e)
................ USD 3,895 3,923,331
Finsbury Square plc, Series 2020-1A, Class C,
1.41%, 03/16/70
(b)(e)
................ GBP 225 284,499
Gosforth Funding plc, Series 2018-1A, Class
A1, 0.70%, 08/25/60
(b)(e)
............. USD 6,559 6,549,290
GS Mortgage-Backed Securities Corp.
Trust, Series 2020-PJ4, Class A2, 3.00%,
01/25/51
(b)(e)
..................... 11,021 11,357,289
JPMorgan Mortgage Trust
(b)(e)
:
Series 2016-2, Class A1, 2.66%, 06/25/46 . 8,971 9,274,099
Series 2017-1, Class A4, 3.50%, 01/25/47 . 5,230 5,260,815
Series 2017-3, Class 1A6, 3.00%, 08/25/47 3,146 3,156,214
Series 2017-6, Class A6, 3.00%, 12/25/48 . 2,592 2,601,688
Series 2020-7, Class A3, 3.00%, 01/25/51 . 8,936 9,206,738
Series 2020-LTV1, Class A11, 1.17%,
06/25/50 ..................... 9,551 9,539,879
Lanark Master Issuer plc, Series 2019-1A,
Class 1A1, 1.03%, 12/22/69
(b)(e)
........ 6,706 6,714,758
Lanebrook Mortgage Transaction plc, Series
2020-1, Class C, 2.31%, 06/12/57
(e)
..... GBP 370 477,429
MortgageIT Trust, Series 2004-1, Class A1,
0.93%, 11/25/34
(e)
................. USD 765 777,733
National RMBS Trust, Series 2012-2, Class A1,
1.19%, 06/20/44
(e)
................. AUD 749 537,212
New Residential Mortgage Loan Trust
(b)(e)
:
Series 2016-3A, Class A1B, 3.25%,
09/25/56 ..................... USD 2,241 2,382,954
Series 2018-1A, Class A1A, 4.00%,
12/25/57 ..................... 7,666 8,275,984
Series 2020-1A, Class A1B, 3.50%,
10/25/59 ..................... 18,504 19,788,579
Permanent Master Issuer plc, Series 2018-1A,
Class 1A1, 0.65%, 07/15/58
(b)(e)
........ 4,160 4,163,491
Residential Mortgage Securities 32 plc, Series
32X, Class C, 2.26%, 06/20/70
(e)
....... GBP 525 679,700
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 8,630 9,289,994
Series 2019-4, Class MA, 3.00%, 02/25/59 20,359 21,696,568
Sequoia Mortgage Trust
(b)(e)
:
Series 2017-CH1, Class A2, 3.50%,
08/25/47 ..................... 5,035 5,157,845
Series 2017-CH2, Class A10, 4.00%,
12/25/47 ..................... 1,688 1,700,049

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
92
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, 0.45%,
09/25/34
(e)
...................... USD 744 $ 696,670
TORRENS Trust, Series 2013-1, Class A,
1.04%, 04/12/44
(e)
................. AUD 4,356 3,115,755
Tower Bridge Funding plc
(e)
:
Series 2020-1, Class C, 2.59%, 09/20/63 .. GBP 145 187,790
Series 2020-1, Class D, 3.52%, 09/20/63 .. 120 155,836
Twin Bridges plc
(e)
:
Series 2020-1, Class C, 2.32%, 12/14/54 .. 395 510,001
Series 2020-1, Class D, 3.06%, 12/14/54 .. 225 290,025
Walsh Acceptance, Series 1997-2, Class A,
2.19%, 03/01/27
(b)(e)
................ USD 3 1,684
Wells Fargo Mortgage Backed Securities
Trust
(b)(e)
:
Series 2019-4, Class A2, 3.00%, 09/25/49 . 4,254 4,418,285
Series 2020-RR1, Class A1, 3.00%,
05/25/50
(d)
.................... 7,278 7,498,178
171,254,977
Commercial Mortgage-Backed Securities — 11.6%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class D, 1.69%, 09/15/34
(b)(e)
...... 6,910 6,753,944
AOA Mortgage Trust, Series 2015-1177, Class
D, 3.11%, 12/13/29
(b)(e)
.............. 4,855 4,808,254
BAMLL Commercial Mortgage Securities Trust
(b)
(e)
:
Series 2017-SCH, Class AF, 1.15%,
11/15/33 ..................... 3,270 3,092,385
Series 2018-DSNY, Class A, 1.00%,
09/15/34 ..................... 12,495 12,138,280
BAMLL Trust, Series 2011-FSHN, Class D,
5.62%, 07/11/33
(b)
................. 11,600 11,392,638
BANK:
Series 2018-BN14, Class A2, 4.13%,
09/15/60 ..................... 6,000 6,501,975
Series 2019-BN16, Class A2, 3.93%,
02/15/52 ..................... 12,200 13,127,444
Series 2019-BN18, Class A2, 3.47%,
05/15/62 ..................... 15,479 16,732,316
BBCMS Trust, Series 2013-TYSN, Class E,
3.71%, 09/05/32
(b)
................. 3,765 3,648,370
Bear Stearns Commercial Mortgage Securities
Trust
(e)
:
Series 2005-PW10, Class AJ, 5.78%,
12/11/40 ..................... —
( i )
1
Series 2005-PW10, Class B, 5.80%,
12/11/40 ..................... 946 947,041
Benchmark Mortgage Trust, Series 2019-B9,
Class A5, 4.02%, 03/15/52 ........... 10,000 11,868,649
BX Commercial Mortgage Trust
(b)(e)
:
Series 2018-IND, Class A, 0.90%, 11/15/35 2,367 2,366,678
Series 2019-XL, Class A, 1.07%, 10/15/36 . 25,124 25,116,571
Series 2019-XL, Class D, 1.60%, 10/15/36 . 17,590 17,481,095
Series 2020-BXLP, Class F, 2.15%, 12/15/36 5,048 4,966,346
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class ASB, 3.09%,
05/10/58 ..................... 4,741 5,035,432
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 15,000 15,576,307
Series 2018-TAN, Class B, 4.69%,
02/15/33
(b)
.................... 12,905 13,055,205
CGDBB Commercial Mortgage Trust, Series
2017-BIOC, Class A, 0.94%, 07/15/32
(b)(e)
. 5,426 5,425,579
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%,
09/10/45 ..................... 14,342 14,689,900
Security Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-375P, Class A, 3.25%,
05/10/35
(b)
.................... USD 9,460 $ 9,856,689
Series 2013-GC11, Class A3, 2.82%,
04/10/46 ..................... 26,424 27,423,716
Series 2015-GC31, Class A4, 3.76%,
06/10/48 ..................... 9,000 10,043,687
Series 2016-P3, Class A2, 2.74%, 04/15/49 7,213 7,235,200
Series 2016-P4, Class A4, 2.90%, 07/10/49 14,575 15,812,769
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.39%,
05/15/45 ..................... 9,571 9,771,506
Series 2012-CR3, Class A3, 2.82%,
10/15/45 ..................... 7,746 7,893,572
Series 2013-CR10, Class ASB, 3.80%,
08/10/46 ..................... 1,979 2,064,169
Series 2013-CR12, Class A4, 4.05%,
10/10/46 ..................... 15,633 17,007,461
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(e)
.................... 4,515 4,936,744
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ..................... 15,252 16,507,352
Series 2014-UBS3, Class ASB, 3.37%,
06/10/47 ..................... 14,811 15,407,805
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 ..................... 5,768 6,023,720
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 ..................... 1,535 1,614,416
Series 2015-CR22, Class A3, 3.21%,
03/10/48 ..................... 28,180 28,834,354
Series 2015-CR23, Class A2, 2.85%,
05/10/48 ..................... 3,951 3,950,036
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 ..................... 7,236 7,640,140
Series 2015-LC21, Class ASB, 3.42%,
07/10/48 ..................... 9,129 9,636,352
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
...................... 7,128 7,350,650
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class A4, 3.51%, 04/15/50 11,358 12,427,920
Series 2015-C1, Class ASB, 3.35%,
04/15/50 ..................... 12,050 12,626,234
Series 2015-C2, Class A4, 3.50%, 06/15/57 2,458 2,708,495
GS Mortgage Securities Corp. II, Series 2013-
GC10, Class A4, 2.68%, 02/10/46 ...... 3,644 3,752,083
GS Mortgage Securities Corp. Trust
(b)
:
Series 2012-ALOH, Class A, 3.55%,
04/10/34 ..................... 17,000 17,137,748
Series 2019-SOHO, Class A, 1.05%,
06/15/36
(e)
.................... 12,154 12,063,759
Series 2019-SOHO, Class C, 1.45%,
06/15/36
(e)
.................... 8,815 8,470,459
GS Mortgage Securities Trust:
Series 2011-GC5, Class AS, 5.21%,
08/10/44
(b)(e)
................... 8,891 9,092,783
Series 2012-GC6, Class A3, 3.48%,
01/10/45 ..................... 11,008 11,231,939
Series 2013-GC13, Class AAB, 3.72%,
07/10/46
(e)
.................... 4,337 4,490,767
Series 2013-GC14, Class A3, 3.53%,
08/10/46 ..................... 533 532,935
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 ..................... 7,604 7,962,681
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 5,900 6,579,836
Series 2019-GC38, Class A2, 3.87%,
02/10/52 ..................... 8,134 8,770,758

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Hawaii Hotel Trust, Series 2019-MAUI, Class A,
1.30%, 05/15/38
(b)(e)
................ USD 9,675 $ 9,362,038
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class ASB, 3.66%,
09/15/47 ....................... 5,409 5,696,628
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 17,260 18,247,747
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
:
Series 2012-HSBC, Class D, 4.67%,
07/05/32
(e)
.................... 6,490 6,685,299
Series 2018-WPT, Class AFX, 4.25%,
07/05/33 ..................... 7,070 7,468,583
Series 2019-BKWD, Class A, 1.15%,
09/15/29
(e)
.................... 1,864 1,819,114
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, 1.50%, 05/15/36
(b)(e)
.......... 2,972 2,959,195
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2013-C13, Class A4, 4.04%, 11/15/46 11,900 12,882,553
Series 2013-C9, Class AAB, 2.66%,
05/15/46 ..................... 3,087 3,151,366
Series 2014-C15, Class A4, 4.05%, 04/15/47 9,800 10,731,885
Series 2014-C18, Class ASB, 3.62%,
10/15/47 ..................... 8,237 8,685,937
Series 2014-C19, Class ASB, 3.33%,
12/15/47 ..................... 6,796 7,114,753
Series 2016-C30, Class ASB, 2.73%,
09/15/49 ..................... 14,735 15,517,106
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(e)
.................... 4,378 4,385,689
Series 2012-C4, Class A4, 3.24%, 03/15/45 12,941 13,169,451
Series 2014-CPT, Class A, 3.35%,
07/13/29
(b)
.................... 11,100 11,250,173
Series 2014-MP, Class A, 3.47%, 08/11/33
(b)
4,215 4,284,776
Series 2018-BOP, Class A, 1.00%,
08/15/33
(b)(e)
................... 3,671 3,588,763
Series 2018-H4, Class A4, 4.31%, 12/15/51 4,995 5,962,129
Series 2019-NUGS, Class D, 3.30%,
12/15/36
(b)(e)
................... 8,000 7,505,626
Series 2019-NUGS, Class E, 3.74%,
12/15/36
(b)(e)
................... 1,000 912,821
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 1.11%, 06/15/35
(b)
(e)
............................ 6,077 5,859,382
PFP Ltd., Series 2019-5, Class A, 1.12%,
04/14/36
(b)(e)
..................... 5,341 5,270,826
UBS Commercial Mortgage Trust:
Series 2012-C1, Class A3, 3.40%, 05/10/45 4,130 4,233,508
Series 2019-C18, Class A4, 3.04%, 12/15/52 7,873 8,773,101
UBS-Barclays Commercial Mortgage Trust:
Series 2013-C5, Class AS, 3.35%,
03/10/46
(b)
.................... 9,713 10,099,057
Series 2013-C6, Class ASB, 2.79%,
04/10/46 ..................... 3,757 3,831,299
Velocity Commercial Capital Loan Trust
(b)
:
Series 2018-1, Class A, 3.59%, 04/25/48 .. 1,130 1,135,566
Series 2019-3, Class A, 3.03%, 10/25/49
(e)
. 5,405 5,530,780
VNDO Mortgage Trust, Series 2012-6AVE,
Class A, 3.00%, 11/15/30
(b)
........... 17,397 17,950,251
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 ..................... 8,687 9,091,314
Series 2015-C28, Class ASB, 3.31%,
05/15/48 ..................... 4,862 5,131,143
Security Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-LC22, Class ASB, 3.57%,
09/15/58 ..................... USD 8,691 $ 9,193,760
Series 2017-C39, Class A5, 3.42%, 09/15/50 25,064 28,330,243
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/44 27,886 28,365,217
Series 2012-C10, Class ASB, 2.45%,
12/15/45 ..................... 9,699 9,866,456
Series 2012-C6, Class A4, 3.44%, 04/15/45 1,880 1,907,310
Series 2014-C21, Class ASB, 3.39%,
08/15/47 ..................... 11,035 11,460,723
Series 2014-C21, Class ASBF, 0.71%,
08/15/47
(b)(e)
................... 2,854 2,814,761
Series 2014-C24, Class ASB, 3.32%,
11/15/47 ..................... 8,535 8,929,952
860,739,426
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 1.04%, 05/10/48
(e)
..... 33,928 1,062,513
Total Non-Agency Mortgage-Backed Securities — 13.9%
(Cost: $1,018,117,563) ............................ 1,033,056,916
U.S. Government Sponsored Agency Securities — 9.9%
Agency Obligations — 2.2%
Federal Home Loan Mortgage Corp.,
0.38%, 09/23/25 .................. 145,980 145,498,667
Federal National Mortgage Association,
0.38%, 08/25/25 .................. 17,908 17,851,580
163,350,247
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp.:
Series 1165, Class LD, 7.00%, 11/15/21 .. 10 10,203
Series 3710, Class MG, 4.00%, 08/15/25
(a)
643 693,123
Series 3959, Class MA, 4.50%, 11/15/41 .. 1,664 1,840,465
Series 3986, Class M, 4.50%, 09/15/41 ... 1,963 2,090,343
Series 4459, Class BN, 3.00%, 08/15/43 .. 7,134 7,674,610
Series 4569, Class JA, 3.00%, 03/15/42 .. 10,130 10,489,688
Federal Home Loan Mortgage Corp. STACR
REMIC Trust Variable Rate Notes, Series
2020-DNA3, Class M1, (LIBOR USD 1
Month + 1.50%), 1.65%, 06/25/50
(b)(c)
.... 6,709 6,722,432
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (LIBOR USD 1 Month +
0.95%), 1.10%, 11/25/48
(b)(c)
.......... 655 646,634
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes Variable
Rate Notes, Series 2017-DNA2, Class
M1, (LIBOR USD 1 Month + 1.20%),
1.35%, 10/25/29
(c)
................. 4,231 4,230,792
Federal National Mortgage Association:
Series 2011-48, Class MG,
4.00%, 06/25/26
(a)
............... 1,223 1,315,688
Series 2011-84, Class MG,
4.00%, 09/25/26
(a)
............... 1,609 1,705,648
Series 2014-48, Class AB, 4.00%, 10/25/40 3,608 3,680,660
Federal National Mortgage Association Variable
Rate Notes, Series 1997-20, Class FB,
1.86%, 03/25/27
(e)
................. 57 56,960
Government National Mortgage Association:
Series 2013-131, Class PA, 3.50%, 06/16/42 3,657 3,848,651
Series 2018-36, Class AM, 3.00%, 07/20/45 22,600 23,437,325
68,443,222

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
94
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2020
Security Par (000) Value
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp., Series
KJ05, Class A2, 2.16%, 10/25/21 ....... USD 5,721 $ 5,796,702
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates, Series
KIR2, Class A1, 2.75%, 03/25/27 ....... 6,703 7,110,881
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)(e)
:
Series 2012-K18, Class B, 4.38%, 01/25/45 5,450 5,654,924
Series 2012-K20, Class B, 4.00%, 05/25/45 3,030 3,157,789
Series 2012-K21, Class B, 4.07%, 07/25/45 3,053 3,192,166
Series 2013-K25, Class B, 3.74%, 11/25/45 1,505 1,574,839
Series 2013-K26, Class B, 3.72%, 12/25/45 1,247 1,306,106
Series 2013-K27, Class B, 3.62%, 01/25/46 2,875 3,023,466
FREMF Mortgage Trust, Series 2015-K720,
Class B, 3.51%, 07/25/22
(b)(e)
.......... 6,200 6,406,844
37,223,717
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(e)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K718, Class X1,
0.72%, 01/25/22 .................. 11,358 57,750
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.71%, 02/16/53 .................. 18,572 700,564
758,314
Mortgage-Backed Securities — 6.3%
Federal Home Loan Mortgage Corp.
(j)
:
4.00%, 02/01/34 - 03/01/34 ........... 23,176 25,495,432
4.50%, 07/01/47 - 03/01/49 ........... 89,604 101,109,428
Federal Home Loan Mortgage Corp. Variable
Rate Notes, (LIBOR USD 12 Month +
1.63%), 2.98%, 10/01/45
(c)
........... 2,863 2,964,902
Federal National Mortgage Association Variable
Rate Notes
(c)
:
(LIBOR USD 12 Month + 1.59%),
2.83%, 09/01/45
(j)
............... 6,514 6,791,515
(LIBOR USD 12 Month + 1.59%),
2.92%, 11/01/45 ................ 514 533,727
(LIBOR USD 12 Month + 1.59%),
3.13%, 06/01/45 ................ 7,501 7,842,610
(LIBOR USD 12 Month + 1.74%),
3.19%, 09/01/42 ................ 6,015 6,305,651
Uniform Mortgage-Backed Securities:
2.50%, 12/01/27 - 04/01/32
(j)
.......... 42,003 44,226,963
3.00%, 12/01/26 - 04/01/33 ........... 54,932 58,392,417
3.50%, 04/01/34 .................. 3,820 4,210,858
4.00%, 04/01/26 - 06/01/34
(j)
.......... 119,208 127,554,534
4.50%, 03/01/47 - 04/01/49
(j)
.......... 72,165 81,136,476
5.00%, 04/01/21 .................. —
( i )
55
5.50%, 10/01/21 .................. 36 36,154
6.50%, 04/01/21 .................. —
( i )
495
466,601,217
Total U.S. Government Sponsored Agency Securities — 9.9%
(Cost: $713,302,701) .............................. 736,376,717
Security Par (000) Value
U.S. Treasury Obligations — 9.3%
U.S. Treasury Inflation Linked Notes,
0.13%, 04/15/22 .................. USD 93,329 $ 94,984,173
U.S. Treasury Notes:
1.13%, 06/30/21
(j)
................. 200,000 201,500,000
0.13%, 05/31/22 - 09/15/23 ........... 397,700 397,543,697
1.38%, 02/15/23 .................. 1,400 1,440,851
Total U.S. Treasury Obligations — 9.3%
(Cost: $695,374,906) .............................. 695,468,721
Total Long-Term Investments — 94.3%
(Cost: $6,914,941,007) ............................ 7,027,536,454
Short-Term Securities — 8.6%
Commercial Paper — 1.0%
(k)
AstraZeneca plc, 2.07%, 11/03/20 ........ 31,000 30,989,431
Boeing Co. (The), 2.19%, 11/18/20 ........ 45,000 44,932,257
Total Commercial Paper — 1.0%
(Cost: $75,812,745) ............................... 75,921,688
Foreign Government Obligations — 4.0%
Japan — 4.0%
Japan Treasury Bills
(k)
:
(0.15)%, 10/12/20 ................. JPY 17,000,000 161,196,427
(0.12)%, 02/25/21 ................. 14,000,000 132,831,638
294,028,065
Total Foreign Government Obligations — 4.0%
(Cost: $292,451,329) .............................. 294,028,065
Shares
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
(l)*
................... 270,721,972 270,721,972
Total Money Market Funds — 3.6%
(Cost: $270,721,972) .............................. 270,721,972
Total Short-Term Securities — 8.6%
(Cost: $638,986,046) .............................. 640,671,725
Total Options Purchased — 0.0%
(Cost: $12,995,096) ............................... 13,030,361
Total Investments Before Options Written — 102.9%
(Cost: $7,566,922,149 ) ............................ 7,681,238,540
Total Options Written — (0.5)%
(Premium Received — $38,160,801) ................... (42,217,336)
Total Investments Net of Options Written — 102.4%
(Cost: $7,528,761,348 ) ............................ 7,639,021,204
Liabilities in Excess of Other Assets — (2.4)% ............. (181,937,187)
Net Assets — 100.0% ............................... $ 7,457,084,017
(a)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2020
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Variable rate security. Rate shown is the rate in effect as of period end.
(i)
Amount is less than 500.
(j)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(k)
Rates are discount rates or a range of discount rates as of period end.
(l)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Par/Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 47,697,236 $ 223,024,736 $ — $ — $ — $ 270,721,972 270,721,972 $ 953,572 $ 33
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 16,809 — — — 726 17,535 18,554 1,213 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... — 49,505,814 (45,875,986) (3,629,828) — — — 652,164 —
iShares Short Maturity Bond ETF 160,081,199 — — — (731,399) 159,349,800 3,180,000 3,250,129 —
$ (3,629,828) $ (730,673) $ 430,089,307 $ 4,857,078 33
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Bank of Montreal ....... 0.24% 07/15/20 10/19/20   $ 102,143,000 $ 102,195,433
U.S. Government Sponsored
Agency Securities Up to 30 days
Daiwa Capital Markets
America, Inc. ....... 0.23 07/15/20 10/19/20   69,821,095 69,855,443
U.S. Government Sponsored
Agency Securities Up to 30 days
Daiwa Capital Markets
America, Inc. ....... 0.23 07/15/20 10/19/20   20,166,049 20,175,970
U.S. Government Sponsored
Agency Securities Up to 30 days
Daiwa Capital Markets
America, Inc. ....... 0.23 07/15/20 10/19/20   28,893,997 28,908,211
U.S. Government Sponsored
Agency Securities Up to 30 days
Daiwa Capital Markets
America, Inc. ....... 0.23 07/15/20 10/19/20   7,517,441 7,521,139
U.S. Government Sponsored
Agency Securities Up to 30 days
Daiwa Capital Markets
America, Inc. ....... 0.23 07/15/20 10/19/20   9,876,250 9,881,109
U.S. Government Sponsored
Agency Securities Up to 30 days
Daiwa Capital Markets
America, Inc. ....... 0.23 07/15/20 10/19/20   21,765,020 21,775,727
U.S. Government Sponsored
Agency Securities Up to 30 days
Daiwa Capital Markets
America, Inc. ....... 0.23 07/15/20 10/19/20   24,163,345 24,175,232
U.S. Government Sponsored
Agency Securities Up to 30 days
Daiwa Capital Markets
America, Inc. ....... 0.23 07/15/20 10/19/20   23,607,174 23,618,788
U.S. Government Sponsored
Agency Securities Up to 30 days
Daiwa Capital Markets
America, Inc. ....... 0.23 07/15/20 10/19/20   14,770,568 14,777,834
U.S. Government Sponsored
Agency Securities Up to 30 days
$ 322,723,939 $ 322,884,886

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
96
Schedule of Investments
(continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 1,047 12/08/20 $ 139,045 $ 387,018
90-day Eurodollar ......................................................... 2,698 12/14/20 672,847 813,376
U.S. Treasury 2 Year Note .................................................... 5,661 12/31/20 1,250,860 514,076
1,714,470
Short Contracts
Euro- Bobl ............................................................... 1,187 12/08/20 188,116 (152,520)
Euro-Bund .............................................................. 382 12/08/20 78,163 (476,485)
Euro-Schatz ............................................................. 2,410 12/08/20 317,287 (100,734)
U.S. Treasury 10 Year Note ................................................... 1,161 12/21/20 161,996 (124,028)
U.S. Treasury 10 Year Ultra Note ............................................... 47 12/21/20 7,516 (33,333)
U.S. Treasury Long Bond .................................................... 86 12/21/20 15,160 (6,739)
U.S. Treasury Ultra Bond .................................................... 97 12/21/20 21,516 117,769
U.S. Treasury 5 Year Note .................................................... 5,659 12/31/20 713,211 (766,118)
(1,542,188)
$ 172,282
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 200,481,000 USD 234,763,251 UBS AG 10/05/20 $ 305,306
GBP 7,984,000 USD 10,258,642 HSBC Bank plc 10/05/20 43,650
USD 10,796 EUR 9,000 State Street Bank and Trust Co. 10/05/20 243
USD 479,056,115 EUR 400,632,000 UBS AG 10/05/20 9,305,934
USD 10,141,699 GBP 7,618,000 Bank of America NA 10/05/20 311,682
AUD 5,083,000 USD 3,620,493 Bank of America NA 10/06/20 20,234
USD 3,793,986 AUD 5,167,000 BNP Paribas SA 10/06/20 93,092
USD 16,064,628 EUR 13,699,271 UBS AG 10/07/20 1,254
USD 235,429,850 EUR 200,481,000 Goldman Sachs International 11/04/20 210,904
EUR 13,850,000 NOK 151,136,067 Goldman Sachs International 12/16/20 60,333
EUR 14,420,000 USD 16,904,249 Natwest Markets plc 12/16/20 32,258
NZD 24,392,352 AUD 22,400,000 Barclays Bank plc 12/16/20 88,303
USD 16,276,865 EUR 13,810,000 JPMorgan Chase Bank NA 12/16/20 56,813
USD 159,665,249 CAD 210,400,000 Standard Chartered Bank 02/03/21 1,566,310
USD 148,244,799 CAD 193,488,000 State Street Bank and Trust Co. 02/03/21 2,853,889
14,950,205
EUR 200,481,000 USD 235,284,501 Goldman Sachs International 10/05/20 (215,945)
USD 374,203 EUR 321,000 Morgan Stanley & Co. International plc 10/05/20 (2,177)
USD 470,007 GBP 366,000 Barclays Bank plc 10/05/20 (2,267)
USD 160,230,959 JPY 17,000,000,000 Commonwealth Bank of Australia 10/13/20 (979,344)
EUR 13,699,271 USD 16,073,943 UBS AG 11/04/20 (959)
USD 3,620,743 AUD 5,083,000 Bank of America NA 11/04/20 (20,241)
USD 234,908,600 EUR 200,481,000 UBS AG 11/04/20 (310,346)
USD 10,260,262 GBP 7,984,000 HSBC Bank plc 11/04/20 (43,704)
AUD 22,400,000 NZD 24,385,500 JPMorgan Chase Bank NA 12/16/20 (83,770)
EUR 13,810,000 USD 16,321,500 Bank of America NA 12/16/20 (101,448)
NOK 148,094,411 EUR 13,850,000 JPMorgan Chase Bank NA 12/16/20 (386,497)
USD 16,813,345 EUR 14,420,000 Bank of America NA 12/16/20 (123,161)
USD 3,886,813 EUR 3,310,104 HSBC Bank plc 12/16/20 (954)
USD 132,493,865 JPY 14,000,000,000 State Street Bank and Trust Co. 02/25/21 (542,619)
(2,813,432)

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2020
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 1,190 11/20/20 USD 139.50 USD 119,000 $ 855,313
U.S. Treasury 10 Year Note ..................... 1,190 11/20/20 USD 138.00 USD 119,000 353,281
$ 1,208,594
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.39% Semi-Annual Bank of America NA 05/22/23 0.39 % USD 75,970 $ 177,231
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.49% Semi-Annual Citibank NA 02/25/25 1.49 USD 14,560 974,512
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.28% Semi-Annual
Goldman Sachs Bank
USA 06/04/25 1.28 USD 6,435 357,436
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual Citibank NA 06/05/25 1.43 USD 41,250 2,619,624
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual Deutsche Bank AG 06/05/25 1.43 USD 22,650 1,434,645
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual UBS AG 06/05/25 1.43 USD 6,435 407,591
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.07% Semi-Annual
JPMorgan Chase
Bank NA 01/17/40 2.07 USD 11,730 1,351,223
7,322,262
Put
10-Year Interest Rate Swap
(a)
1.49% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/25/25 1.49 USD 14,560 556,642
10-Year Interest Rate Swap
(a)
1.28% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/04/25 1.28 USD 6,435 314,677
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Citibank NA 06/05/25 1.43 USD 41,250 1,763,039
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/05/25 1.43 USD 22,650 970,751
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly UBS AG 06/05/25 1.43 USD 6,435 275,796
10-Year Interest Rate Swap
(a)
2.07% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/17/40 2.07 USD 11,730 618,600
4,499,505
$ 11,821,767
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ...................... 1,190 11/20/20 USD 139.00 USD 119,000 $ (632,188)
U.S. Treasury 10 Year Note ...................... 1,190 11/20/20 USD 138.50 USD 119,000 (483,438)
$ (1,115,626)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.70% Semi-Annual 3 month LIBOR Quarterly Citibank NA 10/23/20 1.70 % USD 64,060 $ (6,246,650)
10-Year Interest Rate Swap
(a)
1.58% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 10/27/20 1.58 USD 57,590 (4,894,049)
2-Year Interest Rate Swap
(a)
. 1.45% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/25/21 1.45 USD 145,610 (3,606,400)
5-Year Interest Rate Swap
(a)
. 0.10% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/08/21 0.10 USD 715,000 (496,546)

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
98
Schedule of Investments
(continued)
September 30, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
0.69% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 04/06/21 0.69 % USD 6,640 $ (91,568)
10-Year Interest Rate Swap
(a)
0.69% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/06/21 0.69 USD 6,640 (92,844)
10-Year Interest Rate Swap
(a)
0.71% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/06/21 0.71 USD 13,290 (197,513)
10-Year Interest Rate Swap
(a)
0.73% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/06/21 0.73 USD 7,980 (125,006)
10-Year Interest Rate Swap
(a)
0.85% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/07/21 0.85 USD 5,313 (117,100)
10-Year Interest Rate Swap
(a)
0.87% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/09/21 0.87 USD 13,420 (311,939)
10-Year Interest Rate Swap
(a)
0.88% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/14/21 0.88 USD 6,680 (159,302)
10-Year Interest Rate Swap
(a)
0.77% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/15/21 0.77 USD 6,315 (111,134)
10-Year Interest Rate Swap
(a)
0.79% Semi-Annual 3 month LIBOR Quarterly Citibank NA 04/15/21 0.79 USD 7,420 (140,097)
10-Year Interest Rate Swap
(a)
0.72% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/16/21 0.72 USD 6,315 (97,051)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/19/21 0.74 USD 20,450 (340,605)
10-Year Interest Rate Swap
(a)
0.69% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 05/13/21 0.69 USD 41,980 (619,009)
10-Year Interest Rate Swap
(a)
0.69% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 05/13/21 0.69 USD 13,500 (199,062)
10-Year Interest Rate Swap
(a)
0.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/02/21 0.75 USD 27,560 (496,726)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 06/25/21 0.74 USD 13,745 (252,470)
10-Year Interest Rate Swap
(a)
0.72% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/29/21 0.72 USD 13,745 (237,260)
10-Year Interest Rate Swap
(a)
0.67% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 07/14/21 0.67 USD 36,520 (566,826)
10-Year Interest Rate Swap
(a)
0.45% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 09/30/21 0.45 USD 16,950 (162,720)
10-Year Interest Rate Swap
(a)
1.65% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/18/22 1.65 USD 16,320 (1,366,709)
10-Year Interest Rate Swap
(a)
1.65% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/18/22 1.65 USD 49,450 (4,141,162)
5-Year Interest Rate Swap
(a)
. (0.12)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/04/22 (0.12) EUR 28,850 (551,407)
5-Year Interest Rate Swap
(a)
. (0.02)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/07/22 (0.02) EUR 33,180 (782,296)
5-Year Interest Rate Swap
(a)
. (0.02)% Annual
6 month
EURIBOR Semi-Annual BNP Paribas SA 04/07/22 (0.02) EUR 20,470 (482,628)
5-Year Interest Rate Swap
(a)
. 0.61% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/15/22 0.61 USD 12,610 (164,122)
5-Year Interest Rate Swap
(a)
. 0.61% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/15/22 0.61 USD 38,210 (497,312)
1-Year Interest Rate Swap
(a)
. 0.69% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 04/11/23 0.69 USD 75,970 (317,490)
(27,865,003)
Put
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.05% Semi-Annual
Goldman Sachs Bank
USA 10/02/20 1.05 USD 134,880 —
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.00% Semi-Annual Deutsche Bank AG 10/05/20 1.00 USD 61,435 —
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.70% Semi-Annual Citibank NA 10/23/20 1.70 USD 64,060 (1)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.58% Semi-Annual Barclays Bank plc 10/27/20 1.58 USD 57,590 (18)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Bank of America NA 01/18/21 0.00 EUR 366,950 (5,963)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual BNP Paribas SA 01/18/21 0.00 EUR 121,090 (1,968)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.45% Semi-Annual Bank of America NA 01/25/21 1.45 USD 145,610 (33)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.40% Semi-Annual Deutsche Bank AG 02/08/21 0.40 USD 715,000 (2,806,829)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.69% Semi-Annual Deutsche Bank AG 04/06/21 0.69 USD 6,640 (141,393)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.69% Semi-Annual Barclays Bank plc 04/06/21 0.69 USD 6,640 (139,735)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.71% Semi-Annual Barclays Bank plc 04/06/21 0.71 USD 13,290 (265,266)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.73% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/21 0.73 USD 7,980 (151,975)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.85% Semi-Annual
Morgan Stanley & Co.
International plc 04/07/21 0.85 USD 5,313 (72,636)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.87% Semi-Annual
Morgan Stanley & Co.
International plc 04/09/21 0.87 USD 13,420 (175,334)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.88% Semi-Annual Barclays Bank plc 04/14/21 0.88 USD 6,680 (87,163)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.77% Semi-Annual Bank of America NA 04/15/21 0.77 USD 6,315 (113,198)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.79% Semi-Annual Citibank NA 04/15/21 0.79 USD 7,420 (124,300)

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual Bank of America NA 04/16/21 0.72 % USD 6,315 $ (128,684)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual
Morgan Stanley & Co.
International plc 04/19/21 0.74 USD 20,450 (393,172)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.69% Semi-Annual Bank of America NA 05/13/21 0.69 USD 41,980 (1,000,560)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.69% Semi-Annual
Goldman Sachs Bank
USA 05/13/21 0.69 USD 13,500 (321,762)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual Bank of America NA 06/01/21 1.00 USD 58,920 (675,988)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 06/02/21 0.75 USD 27,560 (597,069)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.05% Semi-Annual Bank of America NA 06/11/21 1.05 USD 13,380 (141,086)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 06/25/21 0.74 USD 13,745 (318,967)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual BNP Paribas SA 06/29/21 0.72 USD 13,745 (341,115)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.10% Semi-Annual Citibank NA 07/14/21 1.10 USD 8,470 (89,721)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.67% Semi-Annual Bank of America NA 07/14/21 0.67 USD 36,520 (1,039,331)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.10% Semi-Annual Citibank NA 07/16/21 1.10 USD 8,710 (93,160)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.95% Semi-Annual Barclays Bank plc 08/04/21 0.95 USD 11,520 (185,434)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.95% Semi-Annual Bank of America NA 08/05/21 0.95 USD 40,020 (647,750)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 08/05/21 0.95 USD 12,540 (202,968)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.60% Semi-Annual Deutsche Bank AG 09/03/21 0.60 USD 51,720 (247,508)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.45% Semi-Annual Bank of America NA 09/30/21 1.45 USD 33,900 (244,128)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.15% Semi-Annual Bank of America NA 01/10/22 1.15 USD 7,740 (124,713)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual Bank of America NA 01/18/22 2.15 USD 16,320 (43,159)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual
JPMorgan Chase
Bank NA 01/18/22 2.15 USD 49,450 (130,773)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.95% Semi-Annual Bank of America NA 01/28/22 1.95 USD 8,130 (31,703)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.95% Semi-Annual
Morgan Stanley & Co.
International plc 01/28/22 1.95 USD 24,630 (96,046)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Bank of America NA 02/22/22 1.85 USD 33,900 (171,726)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 02/28/22 1.60 USD 15,890 (127,654)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/03/22 1.60 USD 15,890 (128,965)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Bank of America NA 03/04/22 1.60 USD 34,860 (283,586)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Barclays Bank plc 03/04/22 1.60 USD 15,433 (125,547)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/04/22 1.60 USD 24,575 (199,918)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.12)% Annual Barclays Bank plc 04/04/22 (0.12) EUR 28,850 (157,375)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.02)% Annual Barclays Bank plc 04/07/22 (0.02) EUR 33,180 (141,183)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.02)% Annual BNP Paribas SA 04/07/22 (0.02) EUR 20,470 (87,101)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.61% Semi-Annual BNP Paribas SA 06/15/22 0.61 USD 12,610 (137,777)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.61% Semi-Annual
Morgan Stanley & Co.
International plc 06/15/22 0.61 USD 38,210 (417,483)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.69% Semi-Annual Deutsche Bank AG 04/11/23 0.69 USD 75,970 (77,783)
(13,236,707)
$ (41,101,710)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 03/06/22 USD 12,200 $ 84,845 $ — $ 84,845
(0.30)% Annual
6 month
EURIBOR Semi-Annual N/A 03/23/22 EUR 5,380 (8,223) — (8,223)
6 month
EURIBOR Semi-Annual
(0.30)%
Annual N/A 07/20/22 EUR 16,320 58,464 — 58,464

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
100
Schedule of Investments
(continued)
September 30, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(0.40)% Annual
6 month
EURIBOR Semi-Annual N/A 07/21/22 EUR 30,190 $ (40,881) $ — $ (40,881)
6 month
EURIBOR Semi-Annual
(0.24)%
Annual N/A 07/27/22 EUR 15,750 81,467 — 81,467
0.21% Semi-Annual 3 month LIBOR Quarterly 01/06/21
(a)
09/15/22 USD 162,110 (23,563) 185 (23,748)
3 month LIBOR Quarterly 0.34% Semi-Annual N/A 09/29/22 USD 35,180 95,160 — 95,160
6 month
EURIBOR Semi-Annual
(0.35)%
Annual 11/02/20
(a)
11/02/22 EUR 4,320 14,241 — 14,241
6 month
EURIBOR Semi-Annual
(0.42)%
Annual 12/24/20
(a)
12/24/22 EUR 28,470 43,345 (7,976) 51,321
(0.41)% Annual
6 month
EURIBOR Semi-Annual 02/16/21
(a)
02/16/23 EUR 37,590 (69,277) — (69,277)
(0.40)% Annual
6 month
EURIBOR Semi-Annual 02/16/21
(a)
02/16/23 EUR 37,570 (72,806) — (72,806)
3 month LIBOR Quarterly 1.05% Semi-Annual 03/01/21
(a)
03/01/23 USD 18,940 316,876 — 316,876
3 month LIBOR Quarterly 1.06% Semi-Annual 03/01/21
(a)
03/01/23 USD 18,940 318,390 — 318,390
3 month LIBOR Quarterly 1.07% Semi-Annual 03/01/21
(a)
03/01/23 USD 18,990 323,596 — 323,596
3 month LIBOR Quarterly 1.10% Semi-Annual 03/01/21
(a)
03/01/23 USD 75,820 1,335,183 — 1,335,183
3 month LIBOR Quarterly 0.88% Semi-Annual 03/02/21
(a)
03/02/23 USD 38,010 504,424 — 504,424
3 month LIBOR Quarterly 0.90% Semi-Annual 03/02/21
(a)
03/02/23 USD 18,990 261,881 — 261,881
(0.18)% Annual
6 month
EURIBOR Semi-Annual 03/24/21
(a)
03/24/23 EUR 28,010 (200,524) — (200,524)
(0.17)% Annual
6 month
EURIBOR Semi-Annual 03/24/21
(a)
03/24/23 EUR 27,850 (206,797) — (206,797)
(0.18)% Annual
6 month
EURIBOR Semi-Annual 03/24/21
(a)
03/24/23 EUR 27,850 (202,684) — (202,684)
6 month
EURIBOR Semi-Annual
(0.31)%
Annual 04/29/21
(a)
04/29/23 EUR 10,470 43,167 — 43,167
6 month
EURIBOR Semi-Annual
(0.34)%
Annual 05/03/21
(a)
05/03/23 EUR 4,310 14,147 — 14,147
6 month
EURIBOR Semi-Annual
(0.38)%
Annual 05/04/21
(a)
05/04/23 EUR 5,230 12,254 — 12,254
6 month
EURIBOR Semi-Annual
(0.42)%
Annual 06/24/21
(a)
06/24/23 EUR 15,260 22,861 261 22,600
6 month
EURIBOR Semi-Annual
(0.40)%
Annual 06/25/21
(a)
06/25/23 EUR 15,180 29,942 (293) 30,235
3 month LIBOR Quarterly 0.25% Semi-Annual 07/08/22
(a)
07/08/23 USD 28,890 (11,109) — (11,109)
6 month
EURIBOR Semi-Annual
(0.41)%
Annual 07/20/21
(a)
07/20/23 EUR 6,300 10,061 — 10,061
(0.43)% Annual
6 month
EURIBOR Semi-Annual 08/05/21
(a)
08/05/23 EUR 11,750 (12,913) — (12,913)
6 month
EURIBOR Semi-Annual
(0.43)%
Annual 08/09/21
(a)
08/09/23 EUR 4,530 4,849 (448) 5,297
6 month
EURIBOR Semi-Annual
(0.43)%
Annual 08/10/21
(a)
08/10/23 EUR 7,040 8,029 — 8,029
6 month
EURIBOR Semi-Annual
(0.38)%
Annual 08/17/21
(a)
08/17/23 EUR 9,220 20,737 — 20,737
0.30% Semi-Annual 3 month LIBOR Quarterly 01/06/21
(a)
02/28/25 USD 44,120 27,877 — 27,877
0.30% Semi-Annual 3 month LIBOR Quarterly 01/06/21
(a)
02/28/25 USD 23,470 18,152 3,226 14,926
3 month LIBOR Quarterly 0.36% Semi-Annual N/A 06/02/25 USD 21,910 46,477 — 46,477
3 month LIBOR Quarterly 0.27% Semi-Annual N/A 08/10/25 USD 5,000 (18,928) — (18,928)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/18/25 USD 17,750 (5,751) 2,903 (8,654)
6 month
EURIBOR Semi-Annual
(0.43)%
Annual N/A 09/21/25 EUR 6,510 (1,059) (2,582) 1,523
6 month
EURIBOR Semi-Annual
(0.44)%
Annual N/A 09/23/25 EUR 4,670 (4,091) — (4,091)
3 month LIBOR Quarterly 0.33% Semi-Annual N/A 09/23/25 USD 8,732 (9,247) — (9,247)
0.35% Semi-Annual 3 month LIBOR Quarterly 10/01/20
(a)
10/01/25 USD 6,450 3,132 — 3,132
6 month
EURIBOR Semi-Annual
(0.34)%
Annual 07/20/21
(a)
07/20/26 EUR 11,930 34,862 — 34,862
0.65% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/27 USD 24,710 (120,715) — (120,715)

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 $ 77,539 $ — $ 77,539
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 107,161 — 107,161
6 month
EURIBOR Semi-Annual
(0.30)%
Annual 08/09/22
(a)
08/09/27 EUR 7,500 6,519 — 6,519
3 month LIBOR Quarterly 0.50% Semi-Annual 12/31/20
(a)
08/15/27 USD 58,900 (36,153) — (36,153)
6 month
EURIBOR Semi-Annual
(0.25)%
Annual 08/16/22
(a)
08/16/27 EUR 29,600 116,958 — 116,958
(0.26)% Annual
6 month
EURIBOR Semi-Annual 08/16/22
(a)
08/16/27 EUR 7,410 (25,702) — (25,702)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 25,550 (14,031) — (14,031)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/19/27 USD 5,980 (2,811) — (2,811)
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 21,830 (102,015) — (102,015)
3 month LIBOR Quarterly 1.43% Semi-Annual N/A 02/25/30 USD 7,865 556,007 — 556,007
3 month LIBOR Quarterly 1.32% Semi-Annual N/A 02/26/30 USD 4,085 245,537 — 245,537
3 month LIBOR Quarterly 0.70% Semi-Annual N/A 05/28/30 USD 34,520 68,171 28,812 39,359
3 month LIBOR Quarterly 0.95% Semi-Annual N/A 09/08/30 USD 23,740 551,507 — 551,507
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 09/08/30 USD 10,635 320,422 — 320,422
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/16/30 USD 1,631 (5,420) (1,969) (3,451)
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/16/30 USD 9,710 (25,572) — (25,572)
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/23/30 USD 4,490 (14,598) — (14,598)
3 month LIBOR Quarterly 0.70% Semi-Annual N/A 09/28/30 USD 4,250 (9,682) — (9,682)
3 month LIBOR Quarterly 0.72% Semi-Annual N/A 09/30/30 USD 4,180 (1,049) — (1,049)
3 month LIBOR Quarterly 0.70% Semi-Annual 10/01/20
(a)
10/01/30 USD 4,510 (8,412) — (8,412)
3 month LIBOR Quarterly 0.75% Semi-Annual 04/07/21
(a)
04/07/31 USD 1,150 — — —
0.76% Semi-Annual 3 month LIBOR Quarterly 06/03/21
(a)
06/03/31 USD 20,150 74,543 — 74,543
0.86% Semi-Annual 3 month LIBOR Quarterly 10/04/21
(a)
10/04/31 USD 1,480 — — —
0.77% Semi-Annual 3 month LIBOR Quarterly 05/06/22
(a)
05/06/32 USD 20,860 287,611 — 287,611
3 month LIBOR Quarterly 0.79% Semi-Annual 05/09/22
(a)
05/09/32 USD 9,310 (111,251) — (111,251)
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 3,550 51,829 — 51,829
3 month LIBOR Quarterly 1.08% Semi-Annual 12/31/20
(a)
02/15/47 USD 8,430 (86,865) — (86,865)
3 month LIBOR Quarterly 1.09% Semi-Annual 12/31/20
(a)
02/15/47 USD 8,300 (60,017) — (60,017)
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 2,470 (64,998) — (64,998)
3 month LIBOR Quarterly 0.99% Semi-Annual N/A 08/21/50 USD 1,575 (53,851) — (53,851)
3 month LIBOR Quarterly 1.06% Semi-Annual N/A 09/16/50 USD 329 (5,700) (1,545) (4,155)
1.10% Semi-Annual 3 month LIBOR Quarterly 11/25/20
(a)
11/25/50 USD 4,010 — — —
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 96,669 — 96,669
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 49,227 — 49,227
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 4,020 348,231 — 348,231
$ 5,055,655 $ 20,574 $ 5,035,081
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Walt Disney Co. (The) ...... 1.00 % Quarterly BNP Paribas SA 06/20/24 USD 3,355 $ (106,102) $ (94,524) $ (11,578)
Walt Disney Co. (The) ...... 1.00 Quarterly BNP Paribas SA 06/20/24 USD 2,858 (90,383) (82,355) (8,028)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (4,123) 38,838 (42,961)
$ – $ – $ –
$ (200,608) $ (138,041) $ (62,567)
$ – $ – $ –

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
102
Schedule of Investments
(continued)
September 30, 2020
i
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Boeing Co. (The) ...... 1.00 % Quarterly BNP Paribas SA 12/20/20 BBB- USD 25,000 $ (86,531) $ 39,662 $ (126,193)
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 15,005 110,801 (855,051) 965,852
$ 24,270 $ (815,389) $ 839,659
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month LIBOR ....................................... London Interbank Offered Rate 0.23%
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.48)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 35,387 $ (14,813) $ 6,670,291 $ (1,635,210) $ —
OTC Swaps ..................................................... 78,500 (1,031,930) 965,852 (188,760) —
Options Written ................................................... N/A N/A 12,438,784 (16,495,319) (42,217,336)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2020
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 1,832,239 $ — $ 1,832,239
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 14,950,205 — — 14,950,205
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 13,030,361 — 13,030,361
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 6,670,291 — 6,670,291
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,044,352 — — — — 1,044,352
$ — $ 1,044,352 $ — $ 14,950,205 $ 21,532,891 $ — $ 37,527,448
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 1,659,957 — 1,659,957
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,813,432 — — 2,813,432
Options written
Options written at value ..................... — — — — 42,217,336 — 42,217,336
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,635,210 — 1,635,210
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,220,690 — — — — 1,220,690
$ — $ 1,220,690 $ — $ 2,813,432 $ 45,512,503 $ — $ 49,546,625
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the year ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ (17,637,715) $ — $ (17,637,715)
Forward foreign currency exchange contracts .... — — — (20,517,804) — — (20,517,804)
Options purchased
(a)
.................... — — — — (2,275,387) — (2,275,387)
Options written ........................ — — — — 295,618 — 295,618
Swaps .............................. — (28,060,725) — — (6,165,208) — (34,225,933)
$ — $ (28,060,725) $ — $ (20,517,804) $ (25,782,692) $ — $ (74,361,221)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 3,589,261 — 3,589,261
Forward foreign currency exchange contracts .... — — — 9,502,251 — — 9,502,251
Options purchased
(b)
.................... — — — — 35,265 — 35,265
Options written ........................ — — — — (4,056,535) — (4,056,535)
Swaps .............................. — 1,575,294 — — 5,388,432 — 6,963,726
$ — $ 1,575,294 $ — $ 9,502,251 $ 4,956,423 $ — $ 16,033,968
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
104
Schedule of Investments
(continued)
September 30, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 2,922,762,291
Average notional value of contracts — short ................................................................................. 1,522,072,335
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 1,278,125,229
Average amounts sold — in USD ........................................................................................ 460,969,381
Options:
Average value of option contracts purchased ................................................................................ 709,606
Average value of option contracts written ................................................................................... 569,118
Average notional value of swaption contracts purchased ......................................................................... 290,182,117
Average notional value of swaption contracts written ........................................................................... 2,023,538,663
Credit default swaps:
Average notional value — buy protection ................................................................................... 98,049,916
Average notional value — sell protection ................................................................................... 133,419,283
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 348,894,421
Average notional value — receives fixed rate ................................................................................ 545,093,854
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 1,525,796 $ 142,264
Forward foreign currency exchange contracts ................................................................. 14,950,205 2,813,432
Options
(a)
......................................................................................... 13,030,361 42,217,336
Swaps — Centrally cleared ............................................................................. — 287,446
Swaps — OTC
(b)
.................................................................................... 1,044,352 1,220,690
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 30,550,714 $ 46,681,168
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,734,390) (1,545,336)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 27,816,324 $ 45,135,832
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 509,147 $ (509,147) $ — $ — $ —
Barclays Bank plc ................................ 88,303 (88,303) — — —
BNP Paribas SA ................................. 132,754 (132,754) — — —
Citibank NA .................................... 6,879,669 (6,879,669) — — —
Deutsche Bank AG ............................... 2,405,396 (2,405,396) — — —
Goldman Sachs Bank USA .......................... 672,113 (520,824) — — 151,289
Goldman Sachs International ........................ 271,237 (215,945) — — 55,292
HSBC Bank plc .................................. 43,650 (43,650) — — —
JPMorgan Chase Bank NA .......................... 2,065,474 (2,065,474) — — —
Natwest Markets plc .............................. 32,258 — — — 32,258
Standard Chartered Bank ........................... 1,566,310 — — — 1,566,310
State Street Bank and Trust Co. ...................... 2,854,132 (542,619) — — 2,311,513
UBS AG ...................................... 10,295,881 (311,305) (722,408) — 9,262,168
$ 27,816,324 $ (13,715,086) $ (722,408) $ — $ 13,378,830

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2020
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 11,997,744 $ (509,147) $ — $ (11,080,000) $ 408,597
Barclays Bank plc ................................ 7,781,399 (88,303) — (7,693,096) —
BNP Paribas SA ................................. 1,774,649 (132,754) — (1,641,895) —
Citibank NA .................................... 7,548,980 (6,879,669) — (669,311) —
Commonwealth Bank of Australia ..................... 979,344 — — — 979,344
Deutsche Bank AG ............................... 5,932,417 (2,405,396) — (2,670,000) 857,021
Goldman Sachs Bank USA .......................... 520,824 (520,824) — — —
Goldman Sachs International ........................ 215,945 (215,945) — — —
HSBC Bank plc .................................. 44,658 (43,650) — — 1,008
JPMorgan Chase Bank NA .......................... 4,785,163 (2,065,474) — (2,450,000) 269,689
Morgan Stanley & Co. International plc .................. 2,700,785 — — (2,700,785) —
State Street Bank and Trust Co. ...................... 542,619 (542,619) — — —
UBS AG ...................................... 311,305 (311,305) — — —
$ 45,135,832 $ (13,715,086) $ — $ (28,905,087) $ 2,515,659
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2020
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
106
Schedule of Investments
(continued)
September 30, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,065,246,345 $ 55,564,499 $ 1,120,810,844
Corporate Bonds ........................................ — 2,834,424,044 — 2,834,424,044
Floating Rate Loan Interests ................................. — 36,653 — 36,653
Foreign Agency Obligations ................................. — 322,832,205 — 322,832,205
Foreign Government Obligations .............................. — 108,290,278 — 108,290,278
Investment Companies .................................... 159,349,800 — — 159,349,800
Municipal Bonds ......................................... — 16,890,276 — 16,890,276
Non-Agency Mortgage-Backed Securities ........................ — 1,025,558,738 7,498,178 1,033,056,916
U.S. Government Sponsored Agency Securities .................... — 736,376,717 — 736,376,717
U.S. Treasury Obligations ................................... — 695,468,721 — 695,468,721
Short-Term Securities:
Commercial Paper ....................................... — 75,921,688 — 75,921,688
Foreign Government Obligations .............................. — 294,028,065 — 294,028,065
Money Market Funds ...................................... 270,721,972 — — 270,721,972
Options Purchased:
Interest rate contracts ...................................... 1,208,594 11,821,767 — 13,030,361
$ 431,280,366 $ 7,186,895,497 $ 63,062,677 $ 7,681,238,540
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 965,852 $ — $ 965,852
Foreign currency exchange contracts ............................ — 14,950,205 — 14,950,205
Interest rate contracts ....................................... 1,832,239 6,670,291 — 8,502,530
Liabilities:
Credit contracts ........................................... — (188,760) — (188,760)
Foreign currency exchange contracts ............................ — (2,813,432) — (2,813,432)
Interest rate contracts ....................................... (2,775,583) (42,736,920) — (45,512,503)
$ (943,344) $ (23,152,764) $ — $ (24,096,108)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase a greements of $322,884,886 are categorized as Level 2 within the disclosure hierarchy.

Statements of Assets and Liabilities
September 30, 2020

Financial Statements
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
ASSETS
Investments at value — unaffiliated
(b) (c)
......................................................... $ 4,508,919,318 $ 23,563,883,762 $ 7,251,149,233
Investments at value — affiliated
(d)
............................................................ 364,094,477 1,473,216,421 430,089,307
Cash   ............................................................................... 285,513 2,368,591 115
Cash pledged:
Collateral — OTC derivatives .............................................................. 1,450,000 4,895,000 30,690,000
Collateral — TBA commitments ............................................................. 27,872 — —
Futures contracts ...................................................................... 8,875,520 23,826,999 7,764,999
Centrally cleared swaps .................................................................. 3,859,778 15,366,000 3,283,000
Foreign currency at value
(e)
................................................................. 9,455,626 18,999,377 14,277,513
Receivables: – – –
Investments sold ...................................................................... 283,453,800 84,296,637 51,058,107
Securities lending income — affiliated ........................................................ — 25,970 —
Swaps   ............................................................................ — 3,345,655 —
TBA sale commitments .................................................................. 241,353,956 — —
Capital shares sold ..................................................................... 8,936,855 92,175,612 37,671,113
Dividends — affiliated ................................................................... 12,017 23,047 6,780
Dividends — unaffiliated ................................................................. — 693,095 6
Interest — unaffiliated ................................................................... 24,629,790 311,503,917 34,731,299
From the Manager ..................................................................... 253,155 — 197,458
Variation margin on futures contracts ......................................................... 987,743 3,988,532 1,525,796
Variation margin on centrally cleared swaps .................................................... 37,128 — —
Swap premiums paid ..................................................................... 601,620 1,968,091 78,500
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 2,661,396 17,563,458 14,950,205
OTC swaps .......................................................................... 4,309,037 25,624,666 965,852
Unfunded floating rate loan interests ......................................................... — 349,201 —
Prepaid expenses ....................................................................... 175,014 522,548 119,985
Other assets ........................................................................... — 17,096 —
Total assets ...........................................................................
5,464,379,615 25,644,653,675 7,878,559,268
LIABILITIES
Cash received as collateral for OTC derivatives ................................................... 1,710,000 16,320,000 —
Cash collateral on securities loaned at value ..................................................... — 167,576,478 —
Options written at value
(f)
.................................................................. 175,875 79,527 42,217,336
TBA sale commitments at value
(g)
............................................................ 241,226,024 — —
Reverse repurchase agreements at value ....................................................... — — 322,884,886
Payables: – – –
Investments purchased .................................................................. 951,273,306 423,613,902 30,836,366
Swaps   ............................................................................ — 6,815,793 —
Accounting services fees ................................................................. 134,425 577,077 213,965
Administration fees ..................................................................... 127,806 1,089,972 211,748
Capital shares redeemed ................................................................. 4,843,895 124,875,631 15,016,961
Custodian fees ........................................................................ 95,294 192,116 81,863
Income dividend distributions .............................................................. 1,073,586 11,298,890 1,695,046
Investment advisory fees ................................................................. 1,099,799 8,258,641 1,664,475
Trustees' and Officer's fees ............................................................... 4,404 84,666 36,954
Other affiliate fees ..................................................................... 5,942 92,896 455
Printing and postage fees ................................................................ 50,692 113,631 141,451
Professional fees ...................................................................... 96,217 251,320 105,352
Registration fees ...................................................................... 55,825 254,799 109,768
Service and distribution fees ............................................................... 149,237 538,387 357,345
Transfer agent fees .................................................................... 843,887 4,205,049 1,399,038
Other accrued expenses ................................................................. 20,635 231,328 38,410
Variation margin on futures contracts ......................................................... 1,626,786 — 142,264
Variation margin on centrally cleared swaps .................................................... — 180,749 287,446
Swap premiums received .................................................................. 407,880 2,878,863 1,031,930
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... 1,831,388 1,168,357 2,813,432
OTC swaps .......................................................................... 3,847,741 2,102,499 188,760
Total liabilities ..........................................................................
1,210,700,644 772,800,571 421,475,251
NET ASSETS ..........................................................................
$ 4,253,678,971 $ 24,871,853,104 $ 7,457,084,017

Statements of Assets and Liabilities
(continued)
September 30, 2020
2020
BlackRock Annual Report to Shareholders
108
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 3,971,941,283 $ 25,416,115,983 $ 7,441,646,061
Accumulated earnings (loss) ................................................................ 281,737,688 (544,262,879) 15,437,956
NET ASSETS ..........................................................................
$ 4,253,678,971 $ 24,871,853,104 $ 7,457,084,017
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments at cost — unaffiliated ........................................................... $ 4,370,086,660 $ 23,000,227,886 $ 7,136,743,428
(c)
  Securities loaned at value ................................................................ $ — $ 164,251,457 $ —
(d)
  Investments at cost — affiliated ............................................................ $ 364,094,477 $ 1,457,866,900 $ 430,178,721
(e)
  Foreign currency at cost ................................................................. $ 8,558,162 $ 19,012,029 $ 14,725,120
(f)
  Premiums received ..................................................................... $ 381,675 $ 124,305 $ 38,160,801
(g)
  Proceeds from TBA sale commitments ....................................................... $ 241,353,956 $ — $ —

Statements of Assets and Liabilities
(continued)
September 30, 2020
109
Financial Statements
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets ...........................................................................
$ 2,608,893,003 $ 11,680,174,678 $ 5,375,700,930
Share outstanding
(h)
....................................................................
250,132,123 1,573,194,600 553,749,973
Net asset value .......................................................................
$ 10.43 $ 7.42 $ 9.71
Service
Net assets ...........................................................................
$ 44,455,007 $ 125,535,565 $ 29,942,016
Share outstanding
(h)
....................................................................
4,261,076 16,899,213 3,085,666
Net asset value .......................................................................
$ 10.43 $ 7.43 $ 9.70
Investor A
Net assets ...........................................................................
$ 532,706,489 $ 1,298,176,056 $ 1,412,985,281
Share outstanding
(h)
....................................................................
51,001,857 174,917,239 145,588,266
Net asset value .......................................................................
$ 10.44 $ 7.42 $ 9.71
Investor A1
Net assets ...........................................................................
$ — $ — $ 8,140,851
Share outstanding
(h)
....................................................................
— — 838,140
Net asset value .......................................................................
$ — $ — $ 9.71
Investor C
Net assets ...........................................................................
$ 36,598,837 $ 186,557,541 $ 69,912,985
Share outstanding
(h)
....................................................................
3,519,138 25,096,264 7,206,965
Net asset value .......................................................................
$ 10.40 $ 7.43 $ 9.70
Class K
Net assets ...........................................................................
$ 1,029,002,426 $ 11,470,944,473 $ 557,996,555
Share outstanding
(h)
....................................................................
98,359,940 1,543,916,819 57,527,506
Net asset value .......................................................................
$ 10.46 $ 7.43 $ 9.70
Class R
Net assets ...........................................................................
$ 2,023,209 $ 110,464,791 $ 2,405,399
Share outstanding
(h)
....................................................................
193,616 14,880,558 247,908
Net asset value .......................................................................
$ 10.45 $ 7.42 $ 9.70
(h)
Unlimited number of shares authorized, $0.001 par value.

Statements of Operations

Year Ended September 30, 2020
2020
BlackRock Annual Report to Shareholders
110
See notes to financial statements.
BlackRock
Core Bond
Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 2,135,250 $ 24,558,086 $ 4,855,865
Dividends — unaffiliated ................................................................. 6,787 17,528,971 16,344
Interest — affiliated .................................................................... — — 1,213
Interest — unaffiliated ................................................................... 90,144,091 1,139,577,547 171,085,932
Securities lending income — affiliated — net ................................................... — 690,693 —
Foreign taxes withheld .................................................................. (127,386) (13,826) (29,779)
Total investment income ...................................................................
92,158,742 1,182,341,471 175,929,575
EXPENSES
Investment advisory .................................................................... 12,793,238 81,517,591 20,541,485
Transfer agent — class specific ............................................................ 3,628,447 15,811,481 6,223,824
Service and distribution — class specific ...................................................... 1,714,458 6,416,612 4,818,411
Administration ....................................................................... 1,419,890 6,496,834 2,539,749
Administration — class specific ............................................................ 762,025 3,989,408 1,447,425
Accounting services .................................................................... 261,399 1,079,190 437,894
Registration ......................................................................... 219,047 565,338 420,801
Custodian ........................................................................... 177,813 318,010 152,771
Professional ......................................................................... 105,341 575,112 220,389
Printing and postage ................................................................... 77,881 181,367 179,461
Trustees and Officer .................................................................... 43,888 216,005 88,014
Miscellaneous ........................................................................ 132,851 354,600 180,304
Total expenses excluding interest expense .......................................................
21,336,278 117,521,548 37,250,528
Interest expense ........................................................................ — 105,633 460,844
Total expenses .........................................................................
21,336,278 117,627,181 37,711,372
Less: – – –
Transfer agent fees waived and/or reimbursed — class specific ....................................... (2,195,958) — (1,774,643)
Administration fees waived — class specific .................................................... (761,092) (166) (1,401,549)
Fees waived and/or reimbursed by the Manager ................................................. (748,779) (2,144,445) (575,944)
Total expenses after fees waived and/or reimbursed ................................................
17,630,449 115,482,570 33,959,236
Net investment income ....................................................................
74,528,293 1,066,858,901 141,970,339
REALIZED AND UNREALIZED GAIN (LOSS) $ 198,051,797 $ 104,841,977 $ 57,135,272
Net realized gain (loss) from:
Investments — affiliated ............................................................... $ 1,499,603 $ 23,566,000 $ (3,629,828)
Investments — unaffiliated ............................................................. 116,370,213 (27,355,496) 62,232,971
Capital gain distributions from underlying funds — affiliated ........................................ 379 532 33
Forward foreign currency exchange contracts ................................................. (1,673,545) (52,196,357) (20,517,804)
Foreign currency transactions ........................................................... (480,122) 2,314,765 (1,779,702)
Futures contracts .................................................................... 46,212,767 (41,385,599) (17,637,715)
Options written ..................................................................... 1,356,440 (44,107,664) 295,618
Swaps   .......................................................................... 7,182,838 (59,645,029) (34,225,933)
170,468,573 (198,808,848) (15,262,360)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................... — 14,575,864 (730,673)
Investments — unaffiliated ............................................................. 28,117,058 253,942,134 57,344,064
Forward foreign currency exchange contracts ................................................. (2,454,094) 12,152,908 9,502,251
Foreign currency translations ............................................................ 867,995 809,309 (214,461)
Futures contracts .................................................................... 572,275 (4,302,671) 3,589,261
Options written ..................................................................... 205,800 44,778 (4,056,535)
Swaps   .......................................................................... 274,190 26,079,302 6,963,726
Unfunded floating rate loan interests ....................................................... — 349,201 —
27,583,224 303,650,825 72,397,633
Net realized and unrealized gain .............................................................
198,051,797 104,841,977 57,135,273
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 272,580,090 $ 1,171,700,878 $ 199,105,612
Suppression logic for footnote
(a)
  Consolidated Statement of Operations.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Core Bond Portfolio
Year Ended September 30,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 74,528,293 $ 89,983,257
Net realized gain ...................................................................................... 170,468,573 54,790,153
Net change in unrealized appreciation (depreciation) .............................................................. 27,583,224 166,045,774
Net increase in net assets resulting from operations .................................................................
272,580,090 310,819,184
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (49,434,860) (54,866,553)
  Service ............................................................................................ (787,490) (1,140,698)
  Investor A .......................................................................................... (8,763,836) (12,439,292)
  Investor C .......................................................................................... (513,089) (1,075,593)
  Class K ............................................................................................ (20,445,401) (22,749,446)
  Class R ............................................................................................ (39,393) (69,151)
Decrease in net assets resulting from distributions to shareholders .......................................................
(79,984,069) (92,340,733)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
711,251,379 126,135,356
NET ASSETS
Total increase in net assets ................................................................................. 903,847,400 344,613,807
Beginning of year ........................................................................................
3,349,831,571 3,005,217,764
End of year ............................................................................................
$ 4,253,678,971 $ 3,349,831,571
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2020
BlackRock Annual Report to Shareholders
112
See notes to financial statements.
BlackRock High Yield Bond Portfolio
(a)
BlackRock Low Duration Bond Portfolio
Year Ended September 30, Year Ended September 30,
2020 2019 2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 1,066,858,901 $ 919,180,188 $ 141,970,339 $ 166,297,469
Net realized gain (loss) .................................................... (198,808,848) (289,393,310) (15,262,360) 8,591,929
Net change in unrealized appreciation (depreciation) ................................ 303,650,825 307,547,007 72,397,633 113,482,608
Net increase in net assets resulting from operations ...................................
1,171,700,878 937,333,885 199,105,612 288,372,006
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income:
  Institutional ........................................................... (616,071,967) (580,933,412) (115,301,168) (124,569,486)
  Service .............................................................. (6,666,756) (9,749,405) (591,917) (777,510)
  Investor A ............................................................ (67,742,223) (72,925,661) (26,897,801) (31,842,725)
  Investor A1 ........................................................... — — (176,265) (237,126)
  Investor C ............................................................ (10,830,785) (14,058,610) (1,648,998) (2,783,764)
  Investor C1 ........................................................... (25,535) (121,119) — —
  Investor C2 ........................................................... — — (94) (3,312)
  Investor C3 ........................................................... — — (2,568) (12,932)
  Class K .............................................................. (404,866,808) (250,925,461) (12,119,525) (10,204,261)
  Class R .............................................................. (5,876,512) (6,710,371) (51,743) (83,184)
From return of capital: – – – –
  Institutional ........................................................... — — (310,562) (2,335,509)
  Service .............................................................. — — (1,594) (14,577)
  Investor A ............................................................ — — (72,449) (597,009)
  Investor A1 ........................................................... — — (475) (4,446)
  Investor C ............................................................ — — (4,442) (52,192)
  Investor C2 ........................................................... — — — (62)
  Investor C3 ........................................................... — — (7) (242)
  Class K .............................................................. — — (32,644) (191,316)
  Class R .............................................................. — — (139) (1,560)
Decrease in net assets resulting from distributions to shareholders .........................
(1,112,080,586) (935,424,039) (157,212,391) (173,711,213)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
7,601,116,726 1,246,394,497 12,327,310 1,270,043,891
NET ASSETS
Total increase in net assets ................................................... 7,660,737,018 1,248,304,343 54,220,531 1,384,704,684
Beginning of year ..........................................................
17,211,116,086 15,962,811,743 7,402,863,486 6,018,158,802
End of year ..............................................................
$ 24,871,853,104 $ 17,211,116,086 $ 7,457,084,017 $ 7,402,863,486
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.02%.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Institutional
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.92 $ 9.25 $ 9.65 $ 9.86 $ 9.65
Net investment income
(a)
.....................................
0.20 0.28 0.25 0.23 0.21
Net realized and unrealized gain (loss) ...........................
0.53 0.68 (0.39) (0.19) 0.24
Net increase (decrease) from investment operations ....................
0.73 0.96 (0.14) 0.04 0.45
Distributions from net investment income
(b)
........................
(0.22) (0.29) (0.26) (0.25) (0.24)
Net asset value, end of year ...................................
$ 10.43 $ 9.92 $ 9.25 $ 9.65 $ 9.86
Total Return
(c)
7.42% 10.52% (1.50)% — —
Based on net asset value ......................................
7.42% 10.52% (1.50)% 0.46% 4.78%
Ratios to Average Net Assets
Total expenses .............................................
0.54%
(d)
0.60% 0.62% 0.66% 0.62%
Total expenses after fees waived and/or reimbursed ....................
0.43%
(d)
0.51% 0.54% 0.52% 0.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.43%
(d)
0.43% 0.44% 0.43% 0.45%
Net investment income .......................................
1.98%
(d)
2.94% 2.61% 2.36% 2.16%
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,608,893 $ 1,935,102 $ 1,762,677 $ 1,778,980 $ 1,853,077
Portfolio turnover rate
(e)
.......................................
692% 684% 658% 712% 594%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 488% 481% 455% 493% 422%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
114
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.02%.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Service
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.92 $ 9.25 $ 9.65 $ 9.86 $ 9.66
Net investment income
(a)
.....................................
0.18 0.26 0.22 0.20 0.18
Net realized and unrealized gain (loss) ...........................
0.52 0.67 (0.39) (0.18) 0.23
Net increase (decrease) from investment operations ....................
0.70 0.93 (0.17) 0.02 0.41
Distributions from net investment income
(b)
........................
(0.19) (0.26) (0.23) (0.23) (0.21)
Net asset value, end of year ...................................
$ 10.43 $ 9.92 $ 9.25 $ 9.65 $ 9.86
Total Return
(c)
7.16% 10.24% (1.74)% 0.20% 4.32%
Based on net asset value ......................................
7.16% 10.24% (1.74)% 0.20% 4.32%
Ratios to Average Net Assets
Total expenses
(d)
............................................
0.85%
(e)
0.94% 0.98% 0.92% 0.87%
Total expenses after fees waived and/or reimbursed ....................
0.68%
(e)
0.76% 0.79% 0.78% 0.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.68%
(e)
0.68% 0.69% 0.68% 0.79%
Net investment income .......................................
1.76%
(e)
2.70% 2.36% 2.11% 1.81%
Supplemental Data
Net assets, end of year (000) ....................................
$ 44,455 $ 40,195 $ 49,375 $ 55,196 $ 55,154
Portfolio turnover rate
(f)
.......................................
692% 684% 658% 712% 594%
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................................. N/A N/A N/A 0.92% 0.80%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 488% 481% 455% 493% 422%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
115
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.02%.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Investor A
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.93 $ 9.26 $ 9.66 $ 9.87 $ 9.67
Net investment income
(a)
.....................................
0.18 0.26 0.22 0.20 0.18
Net realized and unrealized gain (loss) ...........................
0.52 0.67 (0.39) (0.18) 0.23
Net increase (decrease) from investment operations ....................
0.70 0.93 (0.17) 0.02 0.41
Distributions from net investment income
(b)
........................
(0.19) (0.26) (0.23) (0.23) (0.21)
Net asset value, end of year ...................................
$ 10.44 $ 9.93 $ 9.26 $ 9.66 $ 9.87
Total Return
(c)
7.15% 10.24% (1.74)% — —
Based on net asset value ......................................
7.15% 10.24% (1.74)% 0.21% 4.32%
Ratios to Average Net Assets
Total expenses .............................................
0.81%
(d)
0.93% 0.97% 0.96% 0.91%
Total expenses after fees waived and/or reimbursed ....................
0.68%
(d)
0.76% 0.79% 0.78% 0.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.68%
(d)
0.68% 0.69% 0.68% 0.79%
Net investment income .......................................
1.75%
(d)
2.69% 2.36% 2.11% 1.81%
Supplemental Data
Net assets, end of year (000) ....................................
$ 532,706 $ 492,426 $ 427,610 $ 470,559 $ 503,640
Portfolio turnover rate
(e)
.......................................
692% 684% 658% 712% 594%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 488% 481% 455% 493% 422%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
116
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.02%.
(e)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Investor C
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.89 $ 9.22 $ 9.62 $ 9.83 $ 9.63
Net investment income
(a)
.....................................
0.10 0.19 0.15 0.13 0.10
Net realized and unrealized gain (loss) ...........................
0.53 0.67 (0.39) (0.19) 0.24
Net increase (decrease) from investment operations ....................
0.63 0.86 (0.24) (0.06) 0.34
Distributions from net investment income
(b)
........................
(0.12) (0.19) (0.16) (0.15) (0.14)
Net asset value, end of year ...................................
$ 10.40 $ 9.89 $ 9.22 $ 9.62 $ 9.83
Total Return
(c)
6.37% 9.45% (2.49)% (0.55)% —
Based on net asset value ......................................
6.37% 9.45% (2.49)% (0.55)% 3.55%
Ratios to Average Net Assets
Total expenses .............................................
1.57%
(d)
1.68% 1.68% 1.68%
(e)
1.63%
Total expenses after fees waived and/or reimbursed ....................
1.43%
(d)
1.51% 1.54% 1.52% 1.59%
Total expenses after fees waived and/or reimbursed and excluding interest expense
1.43%
(d)
1.43% 1.44% 1.44% 1.54%
Net investment income .......................................
1.02%
(d)
1.96% 1.63% 1.35% 1.06%
Supplemental Data
Net assets, end of year (000) ....................................
$ 36,599 $ 49,848 $ 61,437 $ 71,628 $ 110,227
Portfolio turnover rate
(f)
.......................................
692% 684% 658% 712% 594%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 488% 481% 455% 493% 422%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
117
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.02%.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class K
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.95 $ 9.28 $ 9.68 $ 9.89 $ 9.68
Net investment income
(a)
.....................................
0.21 0.29 0.25 0.23 0.21
Net realized and unrealized gain (loss) ...........................
0.52 0.67 (0.39) (0.18) 0.25
Net increase (decrease) from investment operations ....................
0.73 0.96 (0.14) 0.05 0.46
Distributions from net investment income
(b)
........................
(0.22) (0.29) (0.26) (0.26) (0.25)
Net asset value, end of year ...................................
$ 10.46 $ 9.95 $ 9.28 $ 9.68 $ 9.89
Total Return
(c)
7.46% 10.55% (1.44)% — —
Based on net asset value ......................................
7.46% 10.55% (1.44)% 0.52% 4.83%
Ratios to Average Net Assets
Total expenses .............................................
0.42%
(d)
0.51% 0.54% 0.54% 0.49%
Total expenses after fees waived and/or reimbursed ....................
0.38%
(d)
0.46% 0.49% 0.48% 0.45%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.38%
(d)
0.38% 0.39% 0.38% 0.40%
Net investment income .......................................
2.04%
(d)
2.99% 2.66% 2.41% 2.20%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,029,002 $ 829,549 $ 701,197 $ 753,563 $ 701,478
Portfolio turnover rate
(e)
.......................................
692% 684% 658% 712% 594%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 488% 481% 455% 493% 422%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
118
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.02%.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class R
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.94 $ 9.27 $ 9.67 $ 9.88 $ 9.67
Net investment income
(a)
.....................................
0.16 0.23 0.20 0.18 0.15
Net realized and unrealized gain (loss) ...........................
0.52 0.68 (0.39) (0.19) 0.25
Net increase (decrease) from investment operations ....................
0.68 0.91 (0.19) (0.01) 0.40
Distributions from net investment income
(b)
........................
(0.17) (0.24) (0.21) (0.20) (0.19)
Net asset value, end of year ...................................
$ 10.45 $ 9.94 $ 9.27 $ 9.67 $ 9.88
Total Return
(c)
6.88% 9.95% (1.98)% — —
Based on net asset value ......................................
6.88% 9.95% (1.98)% (0.04)% 4.16%
Ratios to Average Net Assets
Total expenses .............................................
1.08%
(d)
1.21% 1.25% 1.24% 1.21%
Total expenses after fees waived and/or reimbursed ....................
0.93%
(d)
1.01% 1.04% 1.03% 1.09%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.93%
(d)
0.93% 0.94% 0.93% 1.04%
Net investment income .......................................
1.54%
(d)
2.45% 2.13% 1.86% 1.56%
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,023 $ 2,712 $ 2,921 $ 3,900 $ 3,761
Portfolio turnover rate
(e)
.......................................
692% 684% 658% 712% 594%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 488% 481% 455% 493% 422%
See notes to financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock High Yield Bond Portfolio
Institutional
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 7.68 $ 7.67 $ 7.85 $ 7.61 $ 7.42
Net investment income
(a)
.....................................
0.40 0.44 0.42 0.43 0.41
Net realized and unrealized gain (loss) ...........................
(0.24) 0.02 (0.16) 0.28 0.24
Net increase from investment operations ............................
0.16 0.46 0.26 0.71 0.65
Distributions from net investment income
(b)
........................
(0.42) (0.45) (0.44) (0.47) (0.46)
Net asset value, end of year ...................................
$ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61
Total Return
(c)
2.21% 6.34% 3.48% — —
Based on net asset value ......................................
2.21% 6.34% 3.48% 9.64%
(d)
9.21%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.59% 0.60% 0.61% 0.62% 0.61%
(f)
Total expenses after fees waived and/or reimbursed ....................
0.58% 0.60% 0.61% 0.61% 0.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...........................................
0.58% 0.60% 0.61% 0.59% 0.60%
Net investment income .......................................
5.37% 5.89% 5.49% 5.61% 5.58%
Supplemental Data
Net assets, end of year (000) ....................................
$ 11,680,175 $ 10,693,110 $ 9,680,691 $ 9,728,106 $ 9,031,925
Portfolio turnover rate ........................................
119% 102% 90% 86% 90%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.04% 0.02% 0.01% 0.01% 0.01%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
120
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock High Yield Bond Portfolio
Service
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 7.68 $ 7.67 $ 7.85 $ 7.62 $ 7.42
Net investment income
(a)
.....................................
0.38 0.42 0.40 0.41 0.39
Net realized and unrealized gain (loss) ...........................
(0.23) 0.02 (0.16) 0.27 0.25
Net increase from investment operations ............................
0.15 0.44 0.24 0.68 0.64
Distributions from net investment income
(b)
........................
(0.40) (0.43) (0.42) (0.45) (0.44)
Net asset value, end of year ...................................
$ 7.43 $ 7.68 $ 7.67 $ 7.85 $ 7.62
Total Return
(c)
2.08% 6.06% 3.19% — —
Based on net asset value ......................................
2.08% 6.06% 3.19% 9.15%
(d)
9.04%
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
0.86% 0.87% 0.90% 0.93% 0.90%
Total expenses after fees waived and/or reimbursed ....................
0.85% 0.87% 0.89% 0.93% 0.89%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...........................................
0.85% 0.87% 0.89% 0.90% 0.89%
Net investment income .......................................
5.13% 5.64% 5.20% 5.31% 5.32%
Supplemental Data
Net assets, end of year (000) ....................................
$ 125,536 $ 154,658 $ 176,188 $ 231,741 $ 378,766
Portfolio turnover rate ........................................
119% 102% 90% 86% 90%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.04% 0.02% 0.01% 0.01% 0.01%
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................................. N/A N/A 0.90% N/A 0.90%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
121
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock High Yield Bond Portfolio
Investor A
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 7.68 $ 7.67 $ 7.85 $ 7.61 $ 7.42
Net investment income
(a)
.....................................
0.38 0.42 0.40 0.41 0.39
Net realized and unrealized gain (loss) ...........................
(0.25) 0.02 (0.16) 0.28 0.24
Net increase from investment operations ............................
0.13 0.44 0.24 0.69 0.63
Distributions from net investment income
(b)
........................
(0.39) (0.43) (0.42) (0.45) (0.44)
Net asset value, end of year ...................................
$ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61
Total Return
(c)
1.90% 6.00% 3.15% — —
Based on net asset value ......................................
1.90% 6.00% 3.15% 9.29%
(d)
8.86%
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
0.90% 0.94% 0.96% 0.98% 0.93%
Total expenses after fees waived and/or reimbursed ....................
0.89% 0.92% 0.93% 0.94% 0.93%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...........................................
0.89% 0.92% 0.93% 0.91% 0.92%
Net investment income .......................................
5.09% 5.58% 5.17% 5.29% 5.27%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,298,176 $ 1,329,156 $ 1,326,541 $ 1,672,705 $ 3,733,406
Portfolio turnover rate ........................................
119% 102% 90% 86% 90%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.04% 0.02% 0.01% 0.01% 0.01%
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................................. N/A N/A N/A 0.97% 0.90%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
122
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock High Yield Bond Portfolio
Investor C
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 7.69 $ 7.68 $ 7.86 $ 7.62 $ 7.43
Net investment income
(a)
.....................................
0.33 0.37 0.35 0.35 0.33
Net realized and unrealized gain (loss) ...........................
(0.25) 0.02 (0.16) 0.28 0.24
Net increase from investment operations ............................
0.08 0.39 0.19 0.63 0.57
Distributions from net investment income
(b)
........................
(0.34) (0.38) (0.37) (0.39) (0.38)
Net asset value, end of year ...................................
$ 7.43 $ 7.69 $ 7.68 $ 7.86 $ 7.62
Total Return
(c)
1.19% 5.25% 2.43% — —
Based on net asset value ......................................
1.19% 5.25% 2.43% 8.48%
(d)
8.04%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.61% 1.64% 1.64% 1.69% 1.69%
Total expenses after fees waived and/or reimbursed ....................
1.60% 1.64% 1.63% 1.68% 1.69%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...........................................
1.60% 1.64% 1.63% 1.66% 1.68%
Net investment income .......................................
4.39% 4.87% 4.47% 4.55% 4.51%
Supplemental Data
Net assets, end of year (000) ....................................
$ 186,558 $ 262,204 $ 329,005 $ 417,276 $ 539,243
Portfolio turnover rate ........................................
119% 102% 90% 86% 90%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.04% 0.02% 0.01% 0.01% 0.01%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
123
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock High Yield Bond Portfolio
Class K
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 7.68 $ 7.68 $ 7.85 $ 7.62 $ 7.42
Net investment income
(a)
.....................................
0.40 0.45 0.43 0.44 0.42
Net realized and unrealized gain (loss) ...........................
(0.22) 0.01 (0.15) 0.27 0.25
Net increase from investment operations ............................
0.18 0.46 0.28 0.71 0.67
Distributions from net investment income
(b)
........................
(0.43) (0.46) (0.45) (0.48) (0.47)
Net asset value, end of year ...................................
$ 7.43 $ 7.68 $ 7.68 $ 7.85 $ 7.62
Total Return
(c)
2.46% 6.32% 3.73% — —
Based on net asset value ......................................
2.46% 6.32% 3.73% 9.59%
(d)
9.44%
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
0.48% 0.49% 0.50% 0.53% 0.53%
Total expenses after fees waived and/or reimbursed ....................
0.47% 0.49% 0.50% 0.52% 0.53%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...........................................
0.47% 0.49% 0.50% 0.50% 0.52%
Net investment income .......................................
5.40% 5.99% 5.59% 5.70% 5.71%
Supplemental Data
Net assets, end of year (000) ....................................
$ 11,470,944 $ 4,644,939 $ 4,312,394 $ 5,363,522 $ 5,028,654
Portfolio turnover rate ........................................
119% 102% 90% 86% 90%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.04% 0.02% 0.01% 0.01% 0.01%
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................................. N/A 0.49% 0.50% 0.53% 0.53%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
124
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock High Yield Bond Portfolio
Class R
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 7.68 $ 7.67 $ 7.85 $ 7.61 $ 7.42
Net investment income
(a)
.....................................
0.36 0.40 0.38 0.38 0.36
Net realized and unrealized gain (loss) ...........................
(0.25) 0.02 (0.16) 0.28 0.24
Net increase from investment operations ............................
0.11 0.42 0.22 0.66 0.60
Distributions from net investment income
(b)
........................
(0.37) (0.41) (0.40) (0.42) (0.41)
Net asset value, end of year ...................................
$ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61
Total Return
(c)
1.64% 5.69% 2.83% — —
Based on net asset value ......................................
1.64% 5.69% 2.83% 8.94%
(d)
8.51%
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
1.16% 1.22% 1.24% 1.26% 1.26%
Total expenses after fees waived and/or reimbursed ....................
1.15% 1.21% 1.24% 1.26% 1.26%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...........................................
1.15% 1.21% 1.24% 1.23% 1.25%
Net investment income .......................................
4.84% 5.28% 4.86% 4.96% 4.95%
Supplemental Data
Net assets, end of year (000) ....................................
$ 110,465 $ 125,710 $ 128,584 $ 132,868 $ 113,010
Portfolio turnover rate ........................................
119% 102% 90% 86% 90%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.04% 0.02% 0.01% 0.01% 0.01%
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................................. N/A N/A N/A 1.26% 1.26%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Institutional
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.64 $ 9.47 $ 9.63 $ 9.65 $ 9.68
Net investment income
(a)
.....................................
0.19 0.25 0.21 0.16 0.16
Net realized and unrealized gain (loss) ...........................
0.09 0.18 (0.14) 0.02 —
Net increase from investment operations ............................
0.28 0.43 0.07 0.18 0.16
Distributions
(b)
– – – – –
From net investment income ..................................
(0.21) (0.26) (0.21) (0.20) (0.19)
From return of capital .......................................
(0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions ...........................................
(0.21) (0.26) (0.23) (0.20) (0.19)
Net asset value, end of year ...................................
$ 9.71 $ 9.64 $ 9.47 $ 9.63 $ 9.65
Total Return
(d)
3.00% 4.59% 0.69% — —
Based on net asset value ......................................
3.00% 4.59%
(e)
0.69%
(e)
1.88% 1.63%
Ratios to Average Net Assets
(f)
Total expenses .............................................
0.45% 0.45% 0.52%
(g)
0.49%
(g)
0.50%
Total expenses after fees waived and/or reimbursed ....................
0.41% 0.40% 0.48% 0.43% 0.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.40% 0.40% 0.40% 0.41% 0.45%
Net investment income .......................................
2.03% 2.60% 2.21% 1.69% 1.66%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,375,701 $ 5,374,564 $ 4,274,410 $ 3,097,000 $ 3,020,681
Portfolio turnover rate
(h)
.......................................
213% 182% 218% 292% 316%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.00% 0.00% 0.00%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 170% 144% 169% 208% 246%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
126
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Service
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.63 $ 9.47 $ 9.63 $ 9.64 $ 9.67
Net investment income
(a)
.....................................
0.17 0.22 0.18 0.14 0.13
Net realized and unrealized gain (loss) ...........................
0.09 0.17 (0.14) 0.02 (0.01)
Net increase from investment operations ............................
0.26 0.39 0.04 0.16 0.12
Distributions
(b)
– – – – –
From net investment income ..................................
(0.19) (0.23) (0.18) (0.17) (0.15)
From return of capital .......................................
(0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions ...........................................
(0.19) (0.23) (0.20) (0.17) (0.15)
Net asset value, end of year ...................................
$ 9.70 $ 9.63 $ 9.47 $ 9.63 $ 9.64
Total Return
(d)
2.74% 4.23% 0.43% — —
Based on net asset value ......................................
2.74% 4.23%
(e)
0.43%
(e)
1.73% 1.29%
Ratios to Average Net Assets
(f)
Total expenses
(g)
............................................
0.76% 0.76% 0.87% 0.81% 0.81%
Total expenses after fees waived and/or reimbursed ....................
0.66% 0.65% 0.74% 0.68% 0.81%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.65% 0.65% 0.66% 0.67% 0.79%
Net investment income .......................................
1.78% 2.36% 1.93% 1.41% 1.32%
Supplemental Data
Net assets, end of year (000) ....................................
$ 29,942 $ 30,950 $ 29,050 $ 37,710 $ 60,358
Portfolio turnover rate
(h)
.......................................
213% 182% 218% 292% 316%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.00% 0.00% 0.00%
Year Ended September 30,
2020 2019 2018 2017 2016
Expense ratios ............................................. N/A N/A N/A 0.81% 0.78%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 170% 144% 169% 208% 246%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
127
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.63 $ 9.47 $ 9.63 $ 9.64 $ 9.67
Net investment income
(a)
.....................................
0.17 0.22 0.18 0.14 0.13
Net realized and unrealized gain (loss) ...........................
0.10 0.17 (0.14) 0.02 (0.01)
Net increase from investment operations ............................
0.27 0.39 0.04 0.16 0.12
Distributions
(b)
– – – – –
From net investment income ..................................
(0.19) (0.23) (0.18) (0.17) (0.15)
From return of capital .......................................
(0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions ...........................................
(0.19) (0.23) (0.20) (0.17) (0.15)
Net asset value, end of year ...................................
$ 9.71 $ 9.63 $ 9.47 $ 9.63 $ 9.64
Total Return
(d)
2.85% 4.23% 0.43% — —
Based on net asset value ......................................
2.85% 4.23%
(e)
0.43%
(e)
1.73% 1.29%
Ratios to Average Net Assets
(f)
Total expenses .............................................
0.76% 0.78% 0.88% 0.81% 0.83%
Total expenses after fees waived and/or reimbursed ....................
0.66% 0.65% 0.74% 0.68% 0.81%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.65% 0.65% 0.66% 0.66% 0.79%
Net investment income .......................................
1.77% 2.35% 1.94% 1.47% 1.32%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,412,985 $ 1,318,473 $ 1,267,494 $ 1,309,023 $ 875,788
Portfolio turnover rate
(g)
.......................................
213% 182% 218% 292% 316%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.00% 0.00% 0.00%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 170% 144% 169% 208% 246%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
128
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A1
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.64 $ 9.48 $ 9.64 $ 9.65 $ 9.68
Net investment income
(a)
.....................................
0.19 0.24 0.20 0.15 0.15
Net realized and unrealized gain (loss) ...........................
0.09 0.17 (0.14) 0.03 (0.01)
Net increase from investment operations ............................
0.28 0.41 0.06 0.18 0.14
Distributions
(b)
– – – – –
From net investment income ..................................
(0.21) (0.25) (0.20) (0.19) (0.17)
From return of capital .......................................
(0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions ...........................................
(0.21) (0.25) (0.22) (0.19) (0.17)
Net asset value, end of year ...................................
$ 9.71 $ 9.64 $ 9.48 $ 9.64 $ 9.65
Total Return
(d)
2.90% 4.38% 0.59% — —
Based on net asset value ......................................
2.90% 4.38%
(e)
0.59%
(e)
1.88% 1.48%
Ratios to Average Net Assets
(f)
Total expenses .............................................
0.60% 0.59% 0.70% 0.66% 0.68%
Total expenses after fees waived and/or reimbursed ....................
0.51% 0.50% 0.59% 0.53% 0.62%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.50% 0.50% 0.51% 0.51% 0.60%
Net investment income .......................................
1.93% 2.51% 2.09% 1.59% 1.51%
Supplemental Data
Net assets, end of year (000) ....................................
$ 8,141 $ 8,621 $ 9,492 $ 10,751 $ 11,892
Portfolio turnover rate
(g)
.......................................
213% 182% 218% 292% 316%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.00% 0.00% 0.00%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 170% 144% 169% 208% 246%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
129
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor C
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.63 $ 9.46 $ 9.63 $ 9.64 $ 9.67
Net investment income
(a)
.....................................
0.10 0.15 0.11 0.06 0.06
Net realized and unrealized gain (loss) ...........................
0.09 0.18 (0.15) 0.03 (0.01)
Net increase (decrease) from investment operations ....................
0.19 0.33 (0.04) 0.09 0.05
Distributions
(b)
– – – – –
From net investment income ..................................
(0.12) (0.16) (0.11) (0.10) (0.08)
From return of capital .......................................
(0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions ...........................................
(0.12) (0.16) (0.13) (0.10) (0.08)
Net asset value, end of year ...................................
$ 9.70 $ 9.63 $ 9.46 $ 9.63 $ 9.64
Total Return
(d)
1.98% 3.56% (0.42)% — —
Based on net asset value ......................................
1.98% 3.56%
(e)
(0.42)%
(e)
0.97% 0.55%
Ratios to Average Net Assets
(f)
Total expenses .............................................
1.50% 1.52% 1.62% 1.58% 1.59%
Total expenses after fees waived and/or reimbursed ....................
1.41% 1.40% 1.49% 1.43% 1.55%
Total expenses after fees waived and/or reimbursed and excluding interest expense
1.40% 1.40% 1.41% 1.42% 1.53%
Net investment income .......................................
1.05% 1.61% 1.18% 0.67% 0.58%
Supplemental Data
Net assets, end of year (000) ....................................
$ 69,913 $ 152,890 $ 172,631 $ 243,527 $ 372,307
Portfolio turnover rate
(g)
.......................................
213% 182% 218% 292% 316%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.00% 0.00% 0.00%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 170% 144% 169% 208% 246%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
130
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Class K
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.63 $ 9.46 $ 9.62 $ 9.64 $ 9.67
Net investment income
(a)
.....................................
0.20 0.25 0.22 0.15 0.16
Net realized and unrealized gain (loss) ...........................
0.09 0.18 (0.15) 0.03 —
Net increase from investment operations ............................
0.29 0.43 0.07 0.18 0.16
Distributions
(b)
– – – – –
From net investment income ..................................
(0.22) (0.26) (0.21) (0.20) (0.19)
From return of capital .......................................
(0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions ...........................................
(0.22) (0.26) (0.23) (0.20) (0.19)
Net asset value, end of year ...................................
$ 9.70 $ 9.63 $ 9.46 $ 9.62 $ 9.64
Total Return
(d)
3.05% 4.65% 0.73% — —
Based on net asset value ......................................
3.05% 4.65%
(e)
0.73%
(e)
1.93% 1.69%
Ratios to Average Net Assets
(f)
Total expenses .............................................
0.38% 0.37% 0.46% 0.43% 0.44%
Total expenses after fees waived and/or reimbursed ....................
0.36% 0.35% 0.44% 0.37% 0.41%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.35% 0.35% 0.35% 0.36% 0.40%
Net investment income .......................................
2.07% 2.64% 2.27% 1.63% 1.71%
Supplemental Data
Net assets, end of year (000) ....................................
$ 557,997 $ 512,940 $ 258,340 $ 161,006 $ 930,769
Portfolio turnover rate
(g)
.......................................
213% 182% 218% 292% 316%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.00% 0.00% 0.00%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 170% 144% 169% 208% 246%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
131
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Class R
Year Ended September 30,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.63 $ 9.47 $ 9.63 $ 9.64 $ 9.67
Net investment income
(a)
.....................................
0.15 0.20 0.16 0.11 0.10
Net realized and unrealized gain (loss) ...........................
0.09 0.17 (0.14) 0.03 —
Net increase from investment operations ............................
0.24 0.37 0.02 0.14 0.10
Distributions
(b)
– – – – –
From net investment income ..................................
(0.17) (0.21) (0.16) (0.15) (0.13)
From return of capital .......................................
(0.00)
(c)
(0.00)
(c)
(0.02) — —
Total distributions ...........................................
(0.17) (0.21) (0.18) (0.15) (0.13)
Net asset value, end of year ...................................
$ 9.70 $ 9.63 $ 9.47 $ 9.63 $ 9.64
Total Return
(d)
2.49% 3.97% 0.18% — —
Based on net asset value ......................................
2.49% 3.97%
(e)
0.18%
(e)
1.47% 1.04%
Ratios to Average Net Assets
(f)
Total expenses .............................................
1.08% 1.18% 1.24% 1.25% 1.24%
Total expenses after fees waived and/or reimbursed ....................
0.91% 0.90% 0.99% 0.93% 1.06%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.90% 0.90% 0.91% 0.92% 1.04%
Net investment income .......................................
1.54% 2.10% 1.69% 1.18% 1.07%
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,405 $ 3,949 $ 4,493 $ 4,794 $ 5,181
Portfolio turnover rate
(g)
.......................................
213% 182% 218% 292% 316%
Year Ended September 30,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.00% 0.00% 0.00%
Year Ended September 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 170% 144% 169% 208% 246%

Notes to Financial Statements
2020
BlackRock Annual Report to Shareholders
132
ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and
Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Class R Shares are available to only certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
On February 24, 2020, High Yield Bond’s issued and outstanding Investor C1 Shares and Low Duration Bond’s issued and outstanding Investor C2 and Investor C3 Shares converted into Investor A Shares.
(a)
 Investor A Shares may be subject to a contingent deferred sales charge ("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
(c)
 Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
(d)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
(e)
Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of High Yield Bond include the accounts of BLK BR HY (Luxembourg) Investments, S.a.r.l .
(the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of High Yield Bond which holds shares of private Canadian companies. Gains on the sale of such shares will generally not be subject to capital gains taxes in Canada. Income earned on the investment held by the Taxable Subsidiary may be taxable to such subsidiary in Luxembourg. A tax provision, if any, is included in expenses in the Consolidated Statement of Operations for High Yield Bond. An income tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for High Yield Bond. The net assets of the Taxable Subsidiary as of period end were $1,609,663, which is 0.01% of High Yield Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to High Yield Bond.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Core Bond Portfolio ............................................... Core Bond Diversified
BlackRock High Yield Bond Portfolio ............................................ High Yield Bond Diversified
BlackRock Low Duration Bond Portfolio .......................................... Low Duration Bond Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional, Service, Class K and Class R Shares ........................ No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor A1 Shares ........................................... No
(b)
No
(c)
None
Investor C Shares ........................................... No Yes
(d)
To Investor A Shares after
approximately 10 years
(e)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020 , if any, are disclosed in the Statements of Assets and Liabilities.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940
Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”) ,  the trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended September 30, 2020. The adjusted cost basis of securities at September 30, 2019, if applicable, are as follows:
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value ("NAV") of the Funds.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Funds' investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using
C ore Bond
.............................................................................................
$ 3 , 743 , 772 , 2 7 6
High Yield Bond
.........................................................................................
16,950, 5 30 ,3 58
Low Duration Bond
.......................................................................................
7 ,842 , 491 ,9 57

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
134
various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the Funds' listing exchange. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the Funds' listing exchange that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic
Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the Funds' listing exchange, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published NAV.
High Yield Bond values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded equity options for which market quotations are readily available will be valued at the National Best Bid and Offer quotes (“NBBO”). NBBO represents the mean of the bid and ask prices as quoted on the exchange on which such options are traded. In the event that there is no mean price available, the last bid
(long positions) or ask (short positions) price will be used. If no bid or ask price is available, the prior day's price may be used. OTC options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of September 30, 2020, certain investments of the High Yield Bond were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
136
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the
“Mortgage Asset s”) Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more

Notes to Financial Statements
(continued)

Notes to Financial Statements
risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, certain Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of
Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation)
is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, High Yield Bond had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : Certain funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon
Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Intelsat Jackson Holdings SA, Facility Term Loan ............................ $ 22,059,419 $ 22,059,419 $ 22,408,620 $ 349,201

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
138
competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended September 30, 2020, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Funds were as follows:
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of Low Duration Bond’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
(a)
Collateral with a value of $317,815,411 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
(c)
Non-cash collateral with a value of $14,357,036 has been sold and is pending settlement as of September 30, 2020.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent,
BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy
High Yield Bond Low Duration Bond
Average Borrowings .............................................................................. $ 7,255,663 $ 148,974,574
Daily Weighted Average Interest Rate .................................................................. (1.04)% 0.29%
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-cash
Collateral Pledged
Including Accrued
Interest
(a)
Cash Collateral
Pledged Net Amount
(b)
Bank of Montreal ................................................ $ (102,195,433) $ 102,195,433 $ – $ –
Daiwa Capital Markets America, Inc. ................................... (220,689,453) 212,796,486 – (7,892,9 67)
(c)
$ (322,884,886) $ 314,991,919 $ – $ (7,892,9 67)

Notes to Financial Statements
(continued)

Notes to Financial Statements
or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
As of period end, the following table is a summary of the High Yield Bond's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
(b)
BofA Securities, Inc. .................................................... $ 42,091,465 $ (42,091,465) $ —
Credit Suisse Securities (USA) LLC ......................................... 6,216 (6,092) 124
JP Morgan Securities LLC ................................................ 112,248,108 (112,248,108) —
Morgan Stanley & Co. LLC ............................................... 8,987,184 (8,987,184) —
State Street Bank & Trust Co. ............................................. 918,484 (910,643) 7,841
$ 164,251,457 $ (164,243,492) $ 7,965
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the High Yield Bond is disclosed in the Fund's
Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2020. Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
140
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – Certain Funds purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – Certain Funds purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – Certain Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-
out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Funds’
counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses)
in the Statements of Operations.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the

Notes to Financial Statements
(continued)

Notes to Financial Statements
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — Certain Funds enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master
Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
142
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable
Subsidiary for providing investment management or administrative services. However, High Yield Bond pays the Manager based on the Fund's net assets, which includes the assets of the Taxable Subsidiary.
With respect to High Yield Bond and Low Duration Bond, the Manager entered into a sub-advisory agreement, effective December 2, 2019, with BlackRock International
Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
With respect to Core Bond, the Manager entered into a sub-advisory agreement with BIL and BlackRock (Singapore) Limited (“BRS”), (collectively, the "Sub-Advisers"), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of Core Bond for which BIL and BRS, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Core Bond to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
(a)
On February 24, 2020, Investor C1, Investor C2 and Investor C3 Shares converted into Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Core Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.350%
$1 Billion - $2 Billion ...................................................................................................... 0.340
$2 Billion - $3 Billion ..................................................................................................... 0.330
Greater than $3 Billion .................................................................................................... 0.320
High Yield Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.500%
$1 Billion - $2 Billion ...................................................................................................... 0.450
$2 Billion - $3 Billion ..................................................................................................... 0.425
$3 Billion - $25 Billion ..................................................................................................... 0.400
$25 Billion - $30 Billion .................................................................................................... 0.375
Greater than $30 Billion ................................................................................................... 0.350
Low Duration
Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.310%
$1 Billion - $3 Billion ...................................................................................................... 0.290
$3 Billion - $5 Billion ..................................................................................................... 0.280
$5 Billion - $10 Billion ..................................................................................................... 0.270
Greater than $10 Billion ................................................................................................... 0.260
Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor A1 ................................................................................................ 0.10 —
Investor C ................................................................................................. 0.25 0.75
Investor C1
(a)
.............................................................................................. 0.25 0.55
Investor C2
(a)
.............................................................................................. 0.10 0.30
Investor C3
(a)
.............................................................................................. 0.25 0.65
Class R .................................................................................................. 0.25 0.25

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the year ended September 30, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager , an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2020, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2020, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent - class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Core Bond High Yield Bond Low Duration Bond
Service .................................................................... $ 103,629 $ 310,297 $ 74,702
Investor A ................................................................... 1,157,031 3,184,835 3,404,396
Investor A1 .................................................................. — — 8,274
Investor C ................................................................... 442,124 2,337,581 1,314,503
Investor C1 .................................................................. — 4,162 —
Investor C2 .................................................................. — — 22
Investor C3 .................................................................. — — 1,651
Class R .................................................................... 11,674 579,737 14,863
$ 1,714,458 $ 6,416,612 $ 4,818,411
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 464,818 $ 2,199,440 $ 1,034,162
Service .................................................................... 8,284 24,801 5,972
Investor A ................................................................... 92,496 254,587 272,148
Investor A1 .................................................................. — — 1,654
Investor C ................................................................... 8,835 46,713 26,268
Investor C1 .................................................................. — 104 —
Investor C2 .................................................................. — — 1
Investor C3 .................................................................. — — 37
Class K .................................................................... 187,126 1,440,592 106,589
Class R .................................................................... 466 23,171 594
$ 762,025 $ 3,989,408 $ 1,447,425
Institutional Service Investor A Total
Core Bond .......................................................................... $ 369,342 $ — $ 4,522 $ 373,864
High Yield Bond ....................................................................... 316,621 30 1,370 318,021
Low Duration Bond .................................................................... 179,229 — — 179,229
Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 3,242 $ 19,275 $ 9,827
Service .................................................................... — 192 211
Investor A ................................................................... 5,041 29,369 5,270
Investor A1 .................................................................. — — 158
Investor C ................................................................... 943 3,264 771
Investor C1 .................................................................. — 10 —
Investor C3 .................................................................. — — 5
Class K .................................................................... 1,372 — 894
Class R .................................................................... 31 937 11
$ 10,629 $ 53,047 $ 17,147

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
144
For the year ended September 30, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  September 30, 2020 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended September 30, 2020, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through January 31, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to  January 28, 2020 , this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2020, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2021.  The contractual agreement may be terminated upon
90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2020, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
(a)
On February 24, 2020, each Fund's issued and outstanding Investor C1, Investor C2 and Investor C3 Shares, as applicable, converted into Investor A Shares.
Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 2,781,900 $ 12,512,736 $ 4,018,512
Service .................................................................... 72,704 163,313 41,731
Investor A ................................................................... 660,862 2,232,856 1,919,011
Investor A1 .................................................................. — — 10,510
Investor C ................................................................... 68,049 311,622 174,772
Investor C1 .................................................................. — 656 —
Investor C2 .................................................................. — — 32
Investor C3 .................................................................. — — 343
Class K .................................................................... 41,159 375,683 52,604
Class R .................................................................... 3,773 214,615 6,309
$ 3,628,447 $ 15,811,481 $ 6,223,824
Core Bond ............................................................................................................. $ 66,380
High Yield Bond .......................................................................................................... 93,824
Low Duration Bond ....................................................................................................... 91,299
Investor A Investor C
Core Bond .................................................................................................. $ 1 5 , 58 4 $ 8,18 4
High Yield Bond ............................................................................................... 4 ,987 36,4 1 2
Low Duration Bond ............................................................................................ 83 , 767 13,888
Core Bond ................................................................................................................. $ 237,796
High Yield Bond .............................................................................................................. 370,921
Low Duration Bond ........................................................................................................... 116,251
Core Bond ................................................................................................................. $ 13,406
High Yield Bond .............................................................................................................. 1,773,524
Low Duration Bond ........................................................................................................... 453,107
Institutional Service Investor A Investor A1 Investor C Investor C1
(a)
Investor C2
(a)
Investor C3
(a)
Class K Class R
Core Bond .... 0.43% 0.68% 0.68% N/A 1.43% N/A N/A N/A 0.38% 0.93%
High Yield Bond . 0.67 1.02 0.92 N/A 1.72 1.56% N/A N/A 0.58 1.28
Low Duration
Bond ........ 0.40 0.65 0.65 0.50% 1.40 N/A 0.80% 1.30% 0.35 0.90

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager has agreed not to reduce or discontinue these contractual expense limitations through January 31, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended September 30, 2020, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2020, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 1, 2019, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses was terminated.
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on
September 30, 2020:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Investment Management, LLC
(“BIM”), an affiliate of the Manager, to serve as securities lending agent for the High Yield Bond, subject to applicable conditions. As securities lending agent, BIM bears all
Core Bond ............................................................................................................... $ 497,577
Low Duration Bond ......................................................................................................... 6,586
Administration Fees Waived Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 464,818 $ — $ 1,031,442
Service .................................................................... 8,284 — 5,971
Investor A ................................................................... 92,496 166 272,126
Investor A1 .................................................................. — — 1,654
Investor C ................................................................... 8,835 — 26,265
Investor C2 .................................................................. — — 1
Investor C3 .................................................................. — — 37
Class K .................................................................... 186,193 — 63,459
Class R .................................................................... 466 — 594
$ 761,092 $ 166 $ 1,401,549
Transfer Agent Fees Waived and/or Reimbursed Core Bond Low Duration Bond
Institutional .................................................................................... $ 1,623,001 $ 618,502
Service ...................................................................................... 52,185 22,138
Investor A ..................................................................................... 431,318 1,024,562
Investor A1 .................................................................................... — 5,071
Investor C ..................................................................................... 46,258 89,676
Investor C2 .................................................................................... — 22
Investor C3 .................................................................................... — 217
Class K ...................................................................................... 40,579 10,103
Class R ...................................................................................... 2,617 4,352
$ 2,195,958 $ 1,774,643
Core Bond High Yield Bond
Low Duration
Bond
Fund Level .................................................................................... $ 1,878,880 $ — $ 15,449
Institutional .................................................................................... 2,374,828 — 2,750,123
Service ...................................................................................... 154,997 — 72,075
Investor A ..................................................................................... 1,397,120 589,793 3,362,837
Investor A1 .................................................................................... — — 18,436
Investor C ..................................................................................... 154,022 — 424,850
Investor C1 .................................................................................... — 495 —
Investor C2 .................................................................................... — — 1,572
Investor C3 .................................................................................... — — 7,361
Class K ...................................................................................... 330,891 — 75,468
Class R ...................................................................................... 11,058 — 23,202

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
146
operational costs directly related to securities lending. High Yield Bond is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the High Yield Bond. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. High Yield Bond retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, High Yield Bond retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, High Yield Bond, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Prior to January 1, 2020, High Yield Bond retained 73.5% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, High Yield Bond would retain for the remainder of that calendar year 80% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than
70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by High Yield Bond is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For
the year ended September 30, 2020, High Yield Bond paid BIM $152,190 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended September 30, 2020, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended September 30, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Purchases  Sales
Net Realized
Gain (Loss)
Core Bond ....................................................................... $ 5,689,909 $ 5,145,712 $ (57,157)
High Yield Bond .................................................................... 1,155,798,370 77,032,736 2,758,487
Low Duration Bond ................................................................. 16,709,896 21,120,272 (255,026)

Notes to Financial Statements
(continued)

Notes to Financial Statements
PURCHASES AND SALES
For the year ended September 30, 2020, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term investments, were as follows:
For the year ended September 30, 2020, purchases and sales related to mortgage dollar rolls were as follows:
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required, except with respect to any taxes related to the Taxable
Subsidiaries.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
Core Bond High Yield Bond Low Duration Bond
Purchases
Non-U.S. Government Securities ......................................................... $ 27,349,443,368 $ 30,279,279,623 $ 12,291,213,127
U.S. Government Securities ............................................................. 950,845,609 — 2,899,006,758
$ 28,300,288,977 $ 30,279,279,623 $ 15,190,219,885
Sales
Non-U.S. Government Securities ......................................................... $ 27,063,465,205 $ 23,209,283 ,40 4 $ 12,896,157,899
U.S. Government Securities ............................................................. 910,485,246 — 3,106,426,615
$ 27,973,950,451 $ 23,209,283 ,40 4 $ 16,002,584,514
Core Bond Low Duration Bond
Purchases .......................................................................................... $ 8,231,338,065 $ 3,033,897,036
Sales .............................................................................................. 8,232,426,048 3,033,973,070
Ordinary Income Return of Capital Total
Core Bond
09/30/20 ............................................................................ $ 79,984,069 $ — $ 79,984,069
09/30/19 ............................................................................ 92,340,733 — 92,340,733
High Yield Bond
09/30/20 ............................................................................ 1,112,080,586 — 1,112,080,586
09/30/19 ............................................................................ 935,424,039 — 935,424,039
Low Duration Bond
09/30/20 ............................................................................ 156,790,079 422,312 157,212,391
09/30/19 ............................................................................ 170,514,300 3,196,913 173,711,213
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Core Bond ..................................................
$ 86,605,407 $ 60,342,267 $ — $ 134,790,014 $ 281,737,688
High Yield Bond ...............................................
— — (1,024,676,023) 480,413,144 (544,262,879)
Low Duration Bond ............................................
— — (72,355,381) 87,793,337 15,437,956
(a)
Amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the deferral of compensation to trustees, the timing and recognition of partnership income, the realization for tax purposes of unrealized gains/losses on certain futures, options, and foreign currency contracts, unrealized gain on stock of passive foreign investment companies, the classification of investments and the accounting for swap agreements.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
148
During the year ended September 30, 2020, the Funds listed below utilized the following amounts of their respective capital loss carryforward:
As of September 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended September 30, 2020, the Funds did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant
Core Bond
Low Duration
Bond
Amount utilized ................................................................................................. $ 21,019,302 $ 3,424,138
Core Bond High Yield Bond Low Duration Bond
Tax cost ................................................................................. $ 4,735,705,204 $ 24,525,117,109 $ 7,568,785,963
Gross unrealized appreciation .................................................................. $ 169,073,744 $ 982,594,812 $ 169,679,057
Gross unrealized depreciation .................................................................. (29,218,360) (467,531,096) (56,438,359)
Net unrealized appreciation (depreciation) .......................................................... $ 139,855,384 $ 515,063,716 $ 113,240,698

Notes to Financial Statements
(continued)

Notes to Financial Statements
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund's portfolios are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
150
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/20
Year Ended
09/30/19
Shares Amount Shares Amount
Core Bond
Institutional
Shares sold 134,404,550 $ 1,359,648,885 58,954,554 $ 562,957,286
Shares issued in reinvestment of distributions ........................
4,496,191 45,651,411 5,225,917 49,860,865
Shares redeemed
(83,877,161) (850,407,309) (59,622,838) (568,545,951)
        Net increase
55,023,580 $ 554,892,987 4,557,633 $ 44,272,200
Service
Shares sold 1,009,098 $ 10,274,747 747,668 $ 7,155,368
Shares issued in reinvestment of distributions ........................
77,519 785,902 118,602 1,128,634
Shares redeemed
(877,089) (8,840,329) (2,150,888) (20,174,665)
        Net increase (decrease)
209,528 $ 2,220,320 (1,284,618) $ (11,890,663)
Investor A
Shares sold and automatic conversion of shares 22,589,308 $ 229,295,262 13,311,539 $ 126,824,365
Shares issued in reinvestment of distributions ........................
830,302 8,433,724 1,256,238 12,004,462
Shares redeemed
(21,994,722) (219,559,631) (11,149,529) (105,604,612)
        Net increase
1,424,888 $ 18,169,355 3,418,248 $ 33,224,215
Investor C
Shares sold 2,244,234 $ 22,701,181 1,179,700 $ 11,240,172
Shares issued in reinvestment of distributions ........................
46,395 472,173 103,735 984,358
Shares redeemed and automatic conversion of shares
(3,811,378) (38,725,941) (2,903,618) (27,358,066)
        Net decrease
(1,520,749) $ (15,552,587) (1,620,183) $ (15,133,536)
Class K
Shares sold 28,911,044 $ 293,522,415 16,217,659 $ 155,733,531
Shares issued in reinvestment of distributions ........................
1,955,306 19,903,710 2,295,745 21,971,817
Shares redeemed
(15,896,382) (161,100,856) (10,702,500) (101,646,792)
        Net increase
14,969,968 $ 152,325,269 7,810,904 $ 76,058,556
Class R
Shares sold 40,768 $ 412,171 48,863 $ 463,854
Shares issued in reinvestment of distributions ........................
3,879 39,263 7,247 69,144
Shares redeemed
(124,001) (1,255,399) (98,276) (928,414)
        Net decrease
(79,354) $ (803,965) (42,166) $ (395,416)
Total Net Increase
70,027,861 $ 711,251,379 12,839,818 $ 126,135,356
High Yield Bond
Institutional
Shares sold 1,362,364,926 $ 9,885,297,950 1,013,381,817 $ 7,603,463,797
Shares issued in reinvestment of distributions ........................
74,815,528 553,158,606 69,159,001 519,713,900
Shares redeemed
(1,256,575,349) (9,220,251,586) (951,987,667) (7,118,339,335)
        Net increase
180,605,105 $ 1,218,204,970 130,553,151 $ 1,004,838,362
Service
Shares sold 15,027,160 $ 112,040,919 26,925,349 $ 202,663,801
Shares issued in reinvestment of distributions ........................
877,553 6,511,172 1,283,402 9,634,956
Shares redeemed
(19,136,696) (143,776,526) (31,038,176) (233,953,036)
        Net decrease
(3,231,983) $ (25,224,435) (2,829,425) $ (21,654,279)
Investor A
Shares sold and automatic conversion of shares 80,997,936 $ 594,145,280 89,269,598 $ 668,379,422
Shares issued in reinvestment of distributions ........................
8,263,622 61,014,132 8,705,424 65,323,251
Shares redeemed
(87,500,067) (643,971,138) (97,803,313) (732,231,738)
        Net increase
1,761,491 $ 11,188,274 171,709 $ 1,470,935
Investor C
Shares sold 7,765,572 $ 56,928,089 5,808,760 $ 43,856,756
Shares issued in reinvestment of distributions ........................
1,317,314 9,741,496 1,690,358 12,686,090
Shares redeemed and automatic conversion of shares
(18,096,014) (133,120,822) (16,231,675) (121,962,508)
        Net decrease
(9,013,128) $ (66,451,237) (8,732,557) $ (65,419,662)

Notes to Financial Statements
(continued)

Notes to Financial Statements
d
Year Ended
09/30/20
Year Ended
09/30/19
Shares Amount Shares Amount
Investor C1
(a)
Shares sold 3,706 $ 28,586 14,297 $ 106,914
Shares issued in reinvestment of distributions ........................
2,744 21,204 15,555 116,637
Shares redeemed and automatic conversion of shares
(180,597) (1,401,444) (1,080,338) (8,132,021)
        Net decrease
(174,147) $ (1,351,654) (1,050,486) $ (7,908,470)
Class K
Shares sold 1,326,886,474 $ 9,271,564,944 296,089,454 $ 2,234,441,701
Shares issued in reinvestment of distributions ........................
51,411,454 378,762,871 29,816,561 224,062,721
Shares redeemed
(438,883,456) (3,175,032,394) (283,213,492) (2,120,629,398)
        Net increase
939,414,472 $ 6,475,295,421 42,692,523 $ 337,875,024
Class R
Shares sold 3,595,177 $ 26,543,807 3,653,480 $ 27,476,499
Shares issued in reinvestment of distributions ........................
794,604 5,868,673 893,735 6,703,839
Shares redeemed
(5,883,470) (42,957,093) (4,938,196) (36,987,751)
        Net decrease
(1,493,689) $ (10,544,613) (390,981) $ (2,807,413)
Total Net Increase
1,107,868,121 $ 7,601,116,726 160,413,934 $ 1,246,394,497
Low Duration Bond
Institutional
Shares sold 252,306,828 $ 2,424,543,808 255,637,955 $ 2,438,891,645
Shares issued in reinvestment of distributions ........................
11,606,960 111,604,816 12,760,621 121,859,736
Shares redeemed
(267,833,212) (2,561,179,821) (162,007,772) (1,541,598,872)
        Net increase (decrease)
(3,919,424) $ (25,031,197) 106,390,804 $ 1,019,152,509
Service
Shares sold 783,706 $ 7,542,255 1,362,027 $ 12,939,297
Shares issued in reinvestment of distributions ........................
61,469 590,499 82,838 790,447
Shares redeemed
(972,470) (9,276,519) (1,300,321) (12,422,888)
        Net increase (decrease)
(127,295) $ (1,143,765) 144,544 $ 1,306,856
Investor A
Shares sold and automatic conversion of shares 74,849,323 $ 719,875,315 40,678,905 $ 387,195,143
Shares issued in reinvestment of distributions ........................
2,704,195 25,989,312 3,279,253 31,288,962
Shares redeemed
(68,813,099) (661,832,086) (40,973,256) (390,594,187)
        Net increase
8,740,419 $ 84,032,541 2,984,902 $ 27,889,918
Investor A1
Shares sold 826 $ 7,971 13,578 $ 129,648
Shares issued in reinvestment of distributions ........................
13,881 133,510 18,921 180,655
Shares redeemed
(70,658) (679,577) (140,020) (1,342,934)
        Net decrease
(55,951) $ (538,096) (107,521) $ (1,032,631)
Investor C
Shares sold 3,388,045 $ 32,498,708 3,973,118 $ 37,653,643
Shares issued in reinvestment of distributions ........................
143,791 1,378,936 253,439 2,416,147
Shares redeemed and automatic conversion of shares
(12,201,122) (117,518,178) (6,590,562) (62,681,598)
        Net decrease
(8,669,286) $ (83,640,534) (2,364,005) $ (22,611,808)
Investor C2
(a)
Shares sold — $ — — $ —
Shares issued in reinvestment of distributions ........................
8 81 353 3,354
Shares redeemed and automatic conversion of shares
(1,365) (13,216) (59,579) (563,951)
        Net decrease
(1,357) $ (13,135) (59,226) $ (560,597)
Investor C3
(a)
Shares sold 268 $ 2,582 18,194 $ 172,285
Shares issued in reinvestment of distributions ........................
223 2,150 1,370 13,039
Shares redeemed and automatic conversion of shares
(48,538) (469,472) (148,549) (1,404,724)
        Net decrease
(48,047) $ (464,740) (128,985) $ (1,219,400)
Class K
Shares sold 34,069,034 $ 326,711,070 43,738,804 $ 417,163,489
Shares issued in reinvestment of distributions ........................
1,246,422 11,974,110 1,074,665 10,261,330
Shares redeemed
(31,060,287) (298,001,286) (18,840,509) (179,698,612)
        Net increase
4,255,169 $ 40,683,894 25,972,960 $ 247,726,207

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
152
(a)
On February 24, 2020, each Fund's issued and outstanding Investor C1, Investor C2 and Investor C3 Shares, as applicable, converted into Investor A Shares.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/20
Year Ended
09/30/19
Shares Amount Shares Amount
Class R
Shares sold 153,881 $ 1,478,313 233,380 $ 2,232,441
Shares issued in reinvestment of distributions ........................
5,343 51,307 8,783 83,723
Shares redeemed
(321,305) (3,087,278) (306,773) (2,923,327)
        Net decrease
(162,081) $ (1,557,658) (64,610) $ (607,163)
Total Net Increase
12,147 $ 12,327,310 132,768,863 $ 1,270,043,891

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Core Bond Portfolio, BlackRock High Yield Bond Portfolio and BlackRock Low Duration Bond Portfolio and the Board of Trustees of
BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio of BlackRock Funds
V, including the schedules of investments, as of September 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. We have also audited the accompanying consolidated statement of assets and liabilities of BlackRock High Yield Bond Portfolio of BlackRock Funds V (collectively with BlackRock Core Bond
Portfolio and BlackRock Low Duration Bond Portfolio, the “Funds”), including the consolidated schedule of investments, as of September 30, 2020, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2020
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)
2020
BlackRock Annual Report to Shareholders
154
For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended September 30, 2020 that qualified for the dividends-received deduction were as follows:
The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30, 2020:
For the fiscal year ended September 30, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:
The Funds hereby designate the following amount of distributions from direct federal obligation interest for the fiscal year ended September 30, 2020:
The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
Fund
Dividend-Received
Deduction
BlackRock High Yield Bond Portfolio ........................................................................................ 1.76%
Fund Qualified Dividend Income
BlackRock Core Bond Portfolio ......................................................................................... $ 1,375,242
BlackRock High Yield Bond Portfolio ...................................................................................... 28,688,273
Fund Interest-Related Dividends
BlackRock Core Bond Portfolio ......................................................................................... $ 63,590,858
BlackRock High Yield Bond Portfolio ...................................................................................... 819,623,070
BlackRock Low Duration Bond Portfolio .................................................................................... 124,046,704
Fund Federal Obligation Interest
BlackRock Core Bond Portfolio ......................................................................................... $ 7,532,818
BlackRock Low Duration Bond Portfolio .................................................................................... 4,326,464

Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on April 16, 2020 (the “April Meeting”)
and May 20-21, 2020 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of BlackRock Core Bond Portfolio (the “Core Bond Portfolio”), BlackRock High Yield Bond Portfolio (the “High Yield Bond Portfolio”) and BlackRock Low Duration
Bond Portfolio (the “Low Duration Bond Portfolio” and together with the Core Bond Portfolio and the High Yield Bond Portfolio, the “Funds” and each, a “Fund,”), and
BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
Activities and Composition of the Board
On the date of the May Meeting, the Board consisted of ten individuals, eight of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an
Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).
The Agreement
Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to each Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each
Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further in the section titled “Board Considerations in Approving the Agreement.” Among the
matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, applicable benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each
Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’
investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Board Considerations in Approving the Agreement
The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting. Topics covered included: (a) the methodology for measuring estimated fund profitability; (b) economies of scale; (c) fund expenses and potential fee waivers; and (d) differences in services provided and management fees between open-end funds and other product channels.

Disclosure of Investment Advisory Agreement
(continued)
2020
BlackRock Annual Report to Shareholders
156
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board , including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third-parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal &
compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of each Fund and BlackRock
:
The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Core Bond Portfolio ranked in the first, first and second quartiles, respectively, against its
Performance Peers.
The Board noted that for each of the one-, three- and five-year periods reported, the High Yield Bond Portfolio ranked in the first quartile against its Performance Peers.
The Board noted that for each of the one-, three- and five-year periods reported, the Low Duration Bond Portfolio ranked in the second quartile against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Core Bond Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Core Bond Portfolio’s Expense Peers. The Board also noted that the Core Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Core Bond Portfolio increases above certain contractually specified levels. The Board noted that if the size of the Core Bond Portfolio were to decrease, the Core Bond Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Core Bond Portfolio’s total expenses as a percentage of the Core Bond Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the High Yield Bond Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the High Yield Bond Portfolio’s Expense Peers. The Board also noted that the High Yield Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the High Yield Bond Portfolio increases above certain contractually specified levels.
The Board noted that if the size of the High Yield Bond Portfolio were to decrease, the High Yield Bond Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield Bond Portfolio’s total expenses as a percentage of the High Yield Bond
Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the Low Duration Bond Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Low Duration Bond Portfolio’s Expense Peers. The Board also noted that the Low Duration Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Low Duration Bond Portfolio increases above certain contractually specified levels. The Board noted that if the size of the Low Duration Bond Portfolio were to decrease, the Low Duration Bond Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Low Duration Bond Portfolio’s total expenses as a percentage of the Low Duration Bond Portfolio’s average daily net assets on a class-by-class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-
out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the
Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and

Disclosure of Investment Advisory Agreement
(continued)
2020
BlackRock Annual Report to Shareholders
158
its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Trustee
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
87 RICs consisting of 111 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Trustee
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
87 RICs consisting of 111 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Trustee
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June
2015 and 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to June 2020.
87 RICs consisting of 111 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
87 RICs consisting of 111 Portfolios Unum (insurance); The
Hanover Insurance Group
(insurance); Envestnet
(investment platform) from
2013 until 2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year.
88 RICs consisting of 112 Portfolios None
R. Glenn Hubbard
1958
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
87 RICs consisting of 111 Portfolios ADP (data and information services); Metropolitan
Life Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
88 RICs consisting of 112 Portfolios None
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
88 RICs consisting of 112 Portfolios None

Trustee and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders
160
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
122 RICs consisting of 269 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
123 RICs consisting of 270 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

Additional Information
2020
BlackRock Annual Report to Shareholders
162
General Information
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The
Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
(a)
For BlackRock Core Bond Portfolio.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2020
BlackRock Annual Report to Shareholders
164
Currency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
Taxable3-9/20-AR

Item 2 –           Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –           Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano
Frank J. Fabozzi
Catherine A. Lynch
Karen P. Robards

The registrant’s board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Core Bond Portfolio	$53,550	$53,550	$0	$38	$21,200	$20,600	$0	$0
BlackRock GNMA Portfolio	$38,964	$38,964	$0	$38	$16,100	$16,000	$0	$0
BlackRock High Yield Bond Portfolio	$75,582	$75,582	$0	$38	$24,264	$29,352	$0	$0
BlackRock Income Fund (Formerly BlackRock Credit Strategies Income Fund)	$52,428	$52,428	$0	$213	$16,100	$16,000	$0	$0
BlackRock Low Duration Bond Portfolio	$44,268	$44,268	$0	$38	$21,200	$20,600	$0	$0
BlackRock U.S. Government Bond Portfolio	$38,352	$38,352	$0	$38	$16,100	$16,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$1,984,000	$2,050,500
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $1,984,000 and $2,050,500 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Core Bond Portfolio	$21,200	$20,638
BlackRock GNMA Portfolio	$16,100	$16,038
BlackRock High Yield Bond Portfolio	$24,264	$29,390
BlackRock Income Fund (Formerly BlackRock Credit Strategies Income Fund)	$16,100	$16,213
BlackRock Low Duration Bond Portfolio	$21,200	$20,638
BlackRock U.S. Government Bond Portfolio	$16,100	$16,038

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$1,984,000	$2,050,500

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the period covered by this report
that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302.doc
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906.doc

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski__________________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski__________________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: December 3, 2020

By:     /s/ Neal J. Andrews____________________
          Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: December 3, 2020